                       As filed with the Securities and Exchange Commission on May 12, 2004.
                                     Registration No. 333-113514 and 811-5075
                 ================================================================================

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14
                              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     [X] Pre-Effective Amendment No._1__ [ ] Post-Effective Amendment No.____

                                         (Check appropriate box or boxes)

                 --------------------------------------------------------------------------------
                                               THE AAL MUTUAL FUNDS
                                (Exact name of Registrant as Specified in Charter)

                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                     (Address of Principal Executive Offices)

                                                   612-340-8492
                                          (Registrant's Telephone Number)

                                                 Marlene J. Nogle
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                      (Name and Address of Agent for Service)

                                   Approximate Date of Proposed Public Offering:
                 As soon as possible following the effective date of this Registration Statement.

                 --------------------------------------------------------------------------------

                                       Title of Securities Being Registered:
                                           Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of
1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 ================================================================================

                                      LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                                         LUTHERAN BROTHERHOOD GROWTH FUND
                                             LUTHERAN BROTHERHOOD FUND
                                          LUTHERAN BROTHERHOOD VALUE FUND
                                     LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                                      LUTHERAN BROTHERHOOD MONEY MARKET FUND
                                   LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                                     LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                                       LUTHERAN BROTHERHOOD HIGH YIELD FUND
                                         LUTHERAN BROTHERHOOD INCOME FUND
                                  LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

                                                     Series of

                                     THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

The Lutheran Brotherhood Family of Funds
625 Fourth Avenue South
Minneapolis, Minnesota 55415

May 17, 2004

Dear Shareholder:

As previously announced, in January 2002, Aid Association for Lutherans and Lutheran Brotherhood merged to form
Thrivent Financial for Lutherans.  Since that time, we have implemented several changes to combine the best of both organizations. The proposals described in the accompanying proxy statement are an important step to continue this process for the organizations' mutual fund families.

Since the merger, we have done considerable planning and preparation to create the foundation for the new
Thrivent Financial family of mutual funds.  Our primary goal is to provide substantial value to shareholders through consistent, competitive performance, enhanced shareholder services and a growing business with an excellent reputation. Thrivent Financial expects to build on its many strengths as a money manager while also addressing areas that need improvement.

Your Board of Trustees and Thrivent Financial are working together to develop action steps that collectively are expected to benefit shareholders. They include:

o    The proposed reorganization of funds of The Lutheran Brotherhood Family of Funds into new and existing series of The AAL Mutual Funds, placing all of the funds under a single board of trustees;
o    Investment of $4-5 million by Thrivent Financial to enhance the quality of its asset management capabilities, including hiring investment professionals and making infrastructure investments to support investment research;
o    New product names using the Thrivent Financial brand. The merged investment company will be named the
     Thrivent Mutual Funds;
o    Expanded product offerings; and
o    Greater investment choice through access to an expanded array of money managers.

Some of these changes require shareholder approval.  Other changes have been or are expected to be implemented by
Thrivent Financial working with your Board of Trustees.

The Board of Trustees of The Lutheran Brotherhood Family of Funds unanimously recommends that shareholders of each fund vote FOR the reorganization proposal for each fund in the proxy statement.  The Board has determined that these reorganizations will benefit the funds by:

o    Consolidating all of the mutual funds sponsored by Thrivent Financial under a single investment company and board of trustees. This will further streamline governance and oversight of the funds.
o    Simplifying administrative and regulatory requirements for the funds by, among other things, eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and shareholder meetings.

A special shareholder meeting is scheduled for June 16, 2004, to consider each reorganization. It is very important that you vote on the proposal for each fund in which you have invested. Please read this proxy statement and cast your vote using the enclosed proxy card.

To see how the reorganization will affect your mutual fund investment, please review the enclosed information on the advisory fees, expenses, investment policies and services relating to the corresponding funds of The AAL
Mutual Funds.

In the midst of these important changes, your Board is committed to ensuring that The Lutheran Brotherhood Family of Funds operates in a manner that is deserving of your trust. This is especially important at a time when shareholders' confidence in money managers and fund families is being shaken. It is a commitment that we, as well as Thrivent Financial, take very seriously.

                                                                       Sincerely,
                                                                       Pamela J. Moret
                                                                       President

Questions & Answers
For Shareholders of The Lutheran Brotherhood Family of Funds

The Board of Trustees of The Lutheran Brotherhood Family of Funds has provided the following questions and answers to summarize the proposals in this proxy statement.  Your vote is very important. The Board unanimously supports these proposals and encourages you to read the full proxy statement and vote as soon as possible by phone, Internet or mail.

Q:       Why is the proxy statement and prospectus so long?

A:       The Board and Thrivent Investment Mgt. Inc. are required by SEC regulation to provide all of the information contained in the proxy statement and prospectus.  You are entitled to be fully informed when you vote for or against the proposals.  We have prepared these questions and answers to highlight certain elements of the proxy.  We also encourage you to call 1-866-270-1532 to obtain answers to your questions.

Q.       What changes are proposed?

A:       The Board proposes to reorganize and merge each fund of The Lutheran Brotherhood Family of Funds into either an existing or a newly formed fund of The AAL Mutual Funds.

         The Board  proposes  that the  following LB Funds be  reorganized  into  existing  funds of The AAL Mutual
         Funds.  Immediately  following  the  reorganizations,  each of the AAL  funds  will be  renamed  using the
         Thrivent name.

Target LB Fund                                AAL Fund                           Reorganization
--------------                                --------                           --------------
Lutheran Brotherhood World Growth      ->     AAL International Fund             Thrivent Partner
Fund                                                                             International Stock Fund

Lutheran Brotherhood Growth Fund       ->     AAL Aggressive Growth Fund         Thrivent Large Cap Growth Fund

Lutheran Brotherhood Fund              ->     AAL Capital Growth Fund            Thrivent Large Cap Stock Fund

Lutheran Brotherhood Value Fund        ->     AAL Equity Income Fund             Thrivent Large Cap Value Fund

Lutheran Brotherhood Municipal Bond    ->     AAL Municipal Bond Fund            Thrivent Municipal Bond Fund
Fund

Lutheran Brotherhood Money Market      ->     AAL Money Market Fund              Thrivent Money Market Fund
Fund

         The Board also proposes that the following LB Funds be reorganized  into corresponding newly formed funds of The AAL Mutual Funds.

Target LB Fund                                              Corresponding Acquiring New Thrivent Fund
--------------                                              -----------------------------------------
Lutheran Brotherhood Opportunity Growth Fund
                        and                          ->     Thrivent Mid Cap Growth Fund
Lutheran Brotherhood Mid Cap Growth Fund

Lutheran Brotherhood High Yield Fund                 ->     Thrivent High Yield Fund

Lutheran Brotherhood Income Fund                     ->     Thrivent Income Fund

Lutheran Brotherhood Limited Maturity Bond Fund      ->     Thrivent Limited Maturity Bond Fund

Q:       Why is the reorganization proposed?

A:       Lutheran Brotherhood and Aid Association for Lutherans merged in January 2002 to form Thrivent Financial for Lutherans.  The proposed reorganization is part of a multi-phase plan to merge and integrate the governance and operations of the mutual funds sponsored by Thrivent Financial.

Q:       Why did the Board approve the reorganizations?

         With respect to each LB Fund that will be reorganized into a Thrivent/AAL Fund, the Board has determined that the reorganization is in the best interests of the LB Fund shareholders. In reaching this decision, the Board considered the following factors among others:

         o    The reorganizations will consolidate the mutual funds sponsored by Thrivent Financial under a single investment company and board of trustees.  This will streamline governance and oversight of the mutual funds.
         o    The reorganization offers the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the funds and eliminating duplicative regulatory filings.  The reorganization will eliminate certain duplicative costs.
         o    The reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the LB Funds, the Thrivent Funds or their shareholders.
         o    Thrivent Investment Mgt., and not the funds or its shareholders, will be responsible for payment of the expenses related to each reorganization.

         In recommending the reorganization of LB Funds into new Thrivent Funds, the Board further noted that:

         o    The investment objective of each new Thrivent Fund will be identical to the investment objective of the corresponding LB Fund, and, except in the case of the reorganization of the Lutheran Brotherhood
              Opportunity Growth Fund into the Thrivent Mid Cap Growth Fund, the investment strategy of each new
              Thrivent Fund will be identical to the investment strategy of the corresponding LB Fund.

         In recommending the reorganization of the Lutheran Brotherhood Opportunity Growth Fund into the Thrivent
         Mid Cap Growth Fund, the Board considered the following additional factors:

         o    The investment objectives of the Lutheran Brotherhood Opportunity Growth Fund and the Thrivent Mid Cap
              Growth Fund are identical.  There are no material differences in their investment strategies, except that the Lutheran Brotherhood Opportunity Growth Fund focuses on small cap companies while the Thrivent Mid Cap Growth Fund focuses on mid cap companies.

         o    The potential for benefiting from economies of scale of a larger asset base, including greater portfolio diversification and the opportunity to conduct investment transactions on potentially more advantageous terms than two separate smaller funds.  The reorganization also offers opportunities to spread fixed costs over a larger asset base.

         In recommending the reorganization of certain LB Funds into existing AAL Funds, the Board considered:

         o    There are no material differences in the investment objectives and strategies of the LB Funds and the existing AAL Funds.
         o    The potential for benefiting from economies of scale of a larger asset base, including greater portfolio diversification and the opportunity to conduct investment transactions on potentially more advantageous terms than two separate smaller funds.  The reorganization also offers opportunities to spread fixed costs over a larger asset base.

Q:       How will the LB Funds be merged with the Thrivent Funds?

A:       In the reorganization, the shares of each LB Fund automatically will be exchanged for an equal dollar value of the same class of shares of the corresponding Thrivent Fund.

Q:       What will happen to the expense ratios for my mutual fund?

A:       You will notice that the pro forma expense tables for the merged funds in the proxy statement and prospectus show pro forma expense ratios that are higher than the historic expense ratios of the LB Fund in several instances.  This answer discusses the reasons for the apparent increases and the steps to be taken to lessen or eliminate those increases.

         The Board of Trustees approved the reorganizations in November, 2003.  Based upon actual historical figures at that time, with one exception, only Class B shareholders would have experienced an increase in expenses following the reorganizations.  As discussed below, Thrivent Investment Management Inc.
         agreed to reimburse expenses for Class B shareholders following the reorganizations in an amount necessary to keep their net expenses at or below gross expenses as of October 31, 2003.  These reimbursements are not shown in the comparative expense tables because they are contingent upon completion of the reorganizations.  They are, however, described in the footnotes to the tables.  The reimbursements will be in effect through at least December 31, 2004 and no portion will be refunded to
         Thrivent Investment Mgt.

         The transfer agent for The Lutheran Brotherhood Family of Funds, Thrivent Financial Investor Services,
         Inc. ("TFISI"), was able to negotiate a lower fee schedule with the vendor used to provide systems and other support for the transfer agent function.  This agreement was reached during the fourth quarter of
         2003.  The transfer agent and the Fund's Trustees desired to pass on the savings to shareholders of the
         Fund beginning January 1, 2004, rather than wait to pass on the savings after the mergers with The AAL
         Mutual Funds in mid-2004.  Because the fee reduction was implemented prior to filing the proxy statement and prospectus, in accordance with SEC rules the historic expenses shown in the pro forma expense tables have been restated to reflect the reduction.  The restatement of the actual historic expenses causes the presentation in the pro forma expense tables to understate the overall favorable impact that we expect the reorganization will have on the expense ratios of The Lutheran Brotherhood Family of Funds.

         For example, the actual operating expenses for Class A shares of the Lutheran Brotherhood Money Market
         Fund for the year ended October 31, 2003 were 1.01%.  The Pro Forma Total Annual Fund Operating Expenses
         for Class A shares of the Lutheran Brotherhood Money Market Fund reflected in the pro forma expense table are 0.91%, which compares favorably to actual expenses.  However, as discussed above, the historic expenses of Class A shares of the Lutheran Brotherhood Money Market Fund shown in the table have been restated from 1.01% to 0.89% to reflect the transfer agent fee reduction.  This restatement of historic expenses masks the fact that, on a pro forma basis, the expenses of this Fund for the year ended October
         31, 2003 would have declined from 1.01% to 0.91% as a result of the reorganization.

         The footnotes to the expense tables state the actual operating expenses of the Funds as of October 31,
         2003.  In each case, with the exception of Class A shares of the Lutheran Brotherhood Municipal Bond
         Fund, pro forma expense ratios will be less than actual expense ratios at October 1, 2003.  In approving the reorganizations, the Board of Trustees reviewed and considered comparisons of pro forma expense ratios to actual expense ratios prior to the reduction in transfer agent fees.

         TFISI also became the transfer  agent for The AAL Mutual  Funds on April 24, 2004,  and it charges The AAL
         Mutual  Funds the same fees as it charges The Lutheran  Brotherhood  Family of Funds.  The lower  transfer agency  fees  currently  in effect for The  Lutheran  Brotherhood  Family of Funds will not  increase as a result of the reorganizations.

         The one exception to this overall favorable result is that the pro forma operating expense ratio for
         Class A shares of the Lutheran Brotherhood Municipal Bond Fund will be 0.06% higher following the reorganization as compared to its actual expense ratio at October 31, 2003.  The Board of The Lutheran
         Brotherhood Family of Funds considered that a substantially identical municipal bond fund was being offered by The AAL Mutual Funds.  Both municipal bond funds are substantially identical in terms of investment objectives, policies, and restrictions; both have the same portfolio manager; and both are in the same Lipper universe and have a 99% correlation.  In view of these similarities, the Board was concerned over possible sales force and shareholder confusion arising from Thrivent offering two substantially identical funds.  The Board also considered that the pro forma expense ratio of the merged funds would be higher than the expense ratio of the LB Municipal Bond Fund at that time, but the Board concluded that merging the two funds provided the opportunity for a lower expense ratio over time due to potential economies of scale, which may never occur.  This opportunity would be less likely to occur if the Fund was not merged and part of the larger AAL Mutual Fund Family.

Q.       Is there a difference in the method of allocating fees and expenses among classes between the LB Funds and the AAL Funds?

A.       Yes. Both the LB Trust and the Thrivent Trust charge management fees, distribution (12b-1) fees and shareholder servicing fees directly to the shareholder class incurring the fees.  Shareholder servicing fees are part of the 12b-1 plan of the Thrivent Trust.  The LB Trust's shareholder servicing fees are not part of its 12b-1 plan and therefore are included in "other expenses" in the comparative expense tables.  The Institutional Class shares of the Thrivent Trust are not charged a shareholder servicing fee, whereas the LB Funds charge a 0.15%
         shareholder servicing fee to Institutional Class shareholders.  Therefore, the Institutional Class expense ratios will be lower for LB Fund Institutional shareholders following the Reorganizations.  LB Fund Class A and
         Class B shareholders will continue to pay servicing fees as part of the 12b-1 fee.

         Both the LB Trust and the Thrivent Trust allocate expenses attributable to all Funds, such as custodian, audit, accounting, trustee and legal fees, proportionately based on relative asset value.

         The LB Trust and the Thrivent Trust allocate account-based expenses (transfer agent fess and printing and postage expenses) which can be directly attributed to a share class, differently.  These account-based expenses are based upon the number of accounts in the share class.

         o   The Thrivent Trust allocates these expenses directly to the share class incurring the expense.

         o   The LB Trust allocates transfer agent fees attributable to the Institutional Class shares directly to the institutional shares.  Transfer agent fees attributable to the Class A and Class B shares are allocated to each such class based on the net asset value of such class in relation to the aggregate net asset value of the Class A and Class B shares.

         o   The LB Trust allocates printing and postage expenses among the Class A, Class B and Institutional
             Class shares proportionately based on relative net assets.

         In most cases Class A and Institutional Class shareholders of the LB Funds pay a larger share of other expenses than the Class A and Institutional Class shareholders of their corresponding Thrivent/AAL Funds while the Class
         B shareholders pay less.  This is because the average account size of Class B shareholders is less than the average account size of Class A and Institutional Class shareholders.  The Thrivent Trust method of allocating expenses will be used following the Reorganizations.  As a result, account-based expenses for the LB Funds will be lower for Class A and Institutional Class shareholders following the Reorganizations and account-based expenses for Class B shareholders of the LB Funds will be higher.

         Thrivent  Investment  Mgt.  will  reimburse  Class B share  expenses  through at least  December 31, 2004, to the extent  necessary  to assure  that,  following  the  reorganizations,  Class B share net  expense  ratios for the
         Thrivent/AAL  Funds will not  increase  beyond the total Class B share  expense  ratios of the  corresponding  LB
         Funds (before any expense  waiver and  reimbursement)  as of October 31, 2003. The  reimbursement  levels are set forth in the footnotes to the comparative  expense tables. The reimbursements  will be in effect through at least
         December 31, 2004 and no portion will be refunded to Thrivent Investment Mgt.

Q.       Who will manage the New Thrivent Funds?

A.       Except for the Lutheran Brotherhood World Growth Fund and the Lutheran Brotherhood Opportunity Growth
         Fund, the individuals who are primarily responsible for the current day-to-day management of the LB
         Funds will continue to be responsible immediately following the reorganizations.

Q:       Who will manage the Thrivent Mid Cap Growth Fund following the reorganization of the Lutheran
         Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund into the Thrivent Mid
         Cap Growth Fund?

         The portfolio managers for the Lutheran Brotherhood Mid Cap Growth Fund, Andrea J. Thomas and Brian L.
         Thorkelson, will co-manage the Thrivent Mid Cap Growth Fund.

Q.       Who will manage the LB World Growth Fund following its reorganization into the AAL International Fund?

A.       Oeschle International Advisors, LLC presently subadvises the AAL International Fund.  T. Rowe Price
         International, an affiliate of T. Rowe Price Associates, Inc., presently subadvises the Lutheran
         Brotherhood World Growth Fund.  Following the reorganization, the AAL International Fund will have two co-subadvisers: T. Rowe Price International, Inc. and Mercator Asset Management, LP.

Q:       When will the reorganization be effective?

A:       A Special Meeting of Shareholders of each of the LB Funds is scheduled for June 16, 2004 to consider the reorganizations.  Subject to shareholder approval, the reorganizations are expected to be effective on or about July 16, 2004.

Q:       Can I make additional investments in the LB Funds before the reorganization?

A:       Yes.  You can continue to make investments in any of the LB Funds until the effective date of the reorganization.

Q:       What do I need to do to exchange my shares?

A:       Nothing.  If shareholders approve the reorganization, the shares of your LB Fund automatically will be exchanged for an equal dollar value of shares of the corresponding Thrivent/AAL Fund.

Q:       Will I incur taxes as a result of this reorganization?

A:       Each reorganization is expected to be tax-free for federal income tax purposes. The LB Funds and the
         Thrivent/AAL Funds will seek an opinion from counsel to this effect. Generally, shareholders will not recognize capital gains or losses on the exchange of LB Fund shares for Thrivent/AAL Fund shares having an equal dollar value as a result of this reorganization. A shareholder's basis in the Thrivent Fund shares will be the same as the shareholder's basis in the LB shares exchanged.

Q.       Who can vote?

A.       Each shareholder of an LB Fund as of the record date of March 19, 2004, is entitled to vote on the reorganization of the relevant LB Fund.

Q.       How does the Board recommend that I vote?

A.       The Board of Trustees unanimously recommends that you vote FOR these proposals.

Q:       How can I vote?

A:       You can vote by:

o        Internet - Use the Web site listed on the enclosed proxy card.
o        Telephone - Follow the directions on the enclosed proxy card.
o        By mail - Date and sign the enclosed proxy card and return it in the enclosed postage-paid envelope.

Q.       Why should I vote?

A.       Every vote is important and the Board encourages you to return your vote as soon as possible. Voting your proxy now will ensure that the necessary number of votes are obtained to hold the shareholder meeting as scheduled, without the time and expense required for additional proxy solicitation.

Q:       When should I vote?

A:       Please vote as soon as possible by mail, telephone or the Internet. This will help avoid additional follow-up costs.

Q:       Who is paying the cost of the shareholder meeting and of this proxy solicitation?

A:       Thrivent Financial will pay all of the shareholder meeting, proxy preparation and proxy solicitation expenses.  Expenses relating to the reorganization will not be paid for out of fund or portfolio assets.

Q:       Who should I call if I have questions about the proposals in the proxy statement?

A.       Call 1-866-270-1532.

Q:       How can I get more information about the funds?

A:       A copy of the prospectus for the existing AAL Funds accompanies this proxy statement and prospectus as
         Appendix B.  The prospectus for the new Thrivent Funds is attached as Appendix C.  Management's discussion of Fund performance for the existing AAL Funds is included under the heading "Management's
         Discussion for Existing AAL Funds".

         For a copy of the prospectus or the Statement of Additional Information for the LB Funds, write to The
         Lutheran Brotherhood Family of Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call
         1-800-THRIVENT (1-800-847-4836) and select option 1.

         For a copy of the Statement of Additional Information for the Thrivent/AAL Mutual Funds, or for a copy of the Statement of Additional Information relating to this proxy statement and prospectus, write to The
         AAL Mutual Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836 and select option 1.

                                      LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                                         LUTHERAN BROTHERHOOD GROWTH FUND
                                             LUTHERAN BROTHERHOOD FUND
                                          LUTHERAN BROTHERHOOD VALUE FUND
                                     LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                                      LUTHERAN BROTHERHOOD MONEY MARKET FUND
                                   LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                                     LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                                       LUTHERAN BROTHERHOOD HIGH YIELD FUND
                                         LUTHERAN BROTHERHOOD INCOME FUND
                                  LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

                                                     Series of

                                     THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415

                                    NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                                            To be held on June 16, 2004

A Special  Meeting of Shareholders  (the "Special  Meeting") of each series of The Lutheran  Brotherhood  Family of
Funds (the "LB  Trust")  listed  above  (each an "LB Fund" and  collectively  the "LB  Funds")  will be held at the
Thrivent Financial for Lutherans  building,  625 Fourth Avenue South,  Minneapolis,  Minnesota on June 16, 2004, at
8:30 a.m. Central Time for the following purposes:

1.       For  shareholders  of each of the following LB Funds  separately to approve a proposed  Agreement and Plan of  Reorganization  between  the LB Trust and The AAL  Mutual  Funds  (which  will  change its name to the
         Thrivent  Mutual  Funds on or  about  July 16,  2004,  and is  hereinafter  referred  to as the  "Thrivent
         Trust"),  whereby (a) all of the assets of the applicable LB Fund will be  transferred to a  corresponding existing  series of the Thrivent  Trust (each an "Existing  AAL Fund" and  collectively  the "Existing AAL
         Funds") in exchange  for shares of the  corresponding  class of the  Existing  AAL Fund's  shares of equal dollar  value;  (b) the  stated  accrued  and  unpaid  liabilities  of the LB Fund will be  assumed by the corresponding  Existing  AAL  Fund;  (c) the LB Fund  will  distribute  pro rata to its  shareholders,  in complete liquidation,  the shares of the corresponding  Existing AAL Fund received in exchange for its net assets; and (d) the LB Fund will cease to exist.

         Target LB Fund                                   Corresponding Acquiring Existing AAL Fund
         --------------                                   -----------------------------------------

         Lutheran Brotherhood World Growth    ->          AAL International Fund
         Fund

         Lutheran Brotherhood Growth Fund     ->          AAL Aggressive Growth Fund

         Lutheran Brotherhood Fund            ->          AAL Capital Growth Fund

         Lutheran Brotherhood Value Fund      ->          AAL Equity Income Fund

         Lutheran Brotherhood Municipal       ->          AAL Municipal Bond Fund
         Bond Fund

         Lutheran Brotherhood Money Market    ->          AAL Money Market Fund
         Fund

2.       For  shareholders  of each of the following LB Funds  separately to approve a proposed  Agreement and Plan of  Reorganization  between  the LB Trust and the  Thrivent  Trust,  whereby  (a) all of the assets of the applicable  LB Fund will be  transferred  to a  corresponding  newly formed  series of the Thrivent  Trust
         (each a "New Thrivent Fund") and  collectively  the "New Thrivent Funds") in exchange for the New Thrivent
         Fund's shares of the  corresponding  class of equal dollar  value;  (b) all of the  liabilities  of the LB
         Fund will be assumed by the  corresponding  New Thrivent Fund; (c) the LB Fund will distribute pro rata to its shareholders,  in complete liquidation,  the shares of the corresponding New Thrivent Fund received in exchange for its net assets; and (d) the LB Fund will cease to exist.

         Target LB Fund                                              Corresponding Acquiring New Thrivent Fund
         --------------                                              -----------------------------------------

         Lutheran Brotherhood Opportunity Growth Fund         ->     Thrivent Mid Cap Growth Fund
         and
         Lutheran Brotherhood Mid Cap Growth Fund

         Lutheran Brotherhood High Yield Fund                 ->     Thrivent High Yield Fund

         Lutheran Brotherhood Income Fund                     ->     Thrivent Income Fund

         Lutheran Brotherhood Limited Maturity Bond Fund      ->     Thrivent Limited Maturity Bond Fund

3.       To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Special Meeting and all adjournments.

The Board of Trustees of the LB Trust has fixed the close of business on March 19, 2004, as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and all adjournments.

By Order of the Board of Trustees,
James E. Nelson, Secretary
Minneapolis, Minnesota
May 17, 2004

----------------------------------------------------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT

You can help Thrivent Investment Management Inc., the adviser to the LB Funds and the Thrivent Funds, avoid the necessity and expense of sending follow-up letters by promptly returning the enclosed proxy card.  Regardless of whether you plan to be present in person at the Special Meeting, please mark, date, sign and return the enclosed proxy card.  The enclosed envelope requires no postage if mailed in the United States.  You also may vote by telephone or the Internet by following the instructions on the enclosed proxy card.
----------------------------------------------------------------------------------------------------------------------

                                      LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                                         LUTHERAN BROTHERHOOD GROWTH FUND
                                             LUTHERAN BROTHERHOOD FUND
                                          LUTHERAN BROTHERHOOD VALUE FUND
                                     LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                                      LUTHERAN BROTHERHOOD MONEY MARKET FUND
                                   LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                                     LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                                       LUTHERAN BROTHERHOOD HIGH YIELD FUND
                                         LUTHERAN BROTHERHOOD INCOME FUND
                                  LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

                                          PROXY STATEMENT AND PROSPECTUS

                                                   May 17, 2004

                                     THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                                  1-800-847-4836

                                                    THE AAL MUTUAL FUNDS
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                                  1-800-847-4836

This proxy  statement and prospectus is furnished in connection  with the  solicitation of proxies by and on behalf of the Board of  Trustees of The  Lutheran  Brotherhood  Family of Funds (the "LB  Trust").  Shareholder  votes and proxies are being solicited for a Special Meeting of Shareholders and any adjournments thereof  (collectively,  the
"Special  Meeting")  of each series of the LB Trust  listed above  (each,  an "LB Fund" and  collectively,  the "LB
Funds") to be held at the  Thrivent  Financial  for  Lutherans  building,  625 Fourth  Avenue  South,  Minneapolis,
Minnesota  55415,  on June 16, 2004,  at 8:30 a.m.  Central  Time.  This proxy  statement  and  prospectus  and the accompanying  Notice of Special Meeting of  Shareholders  and proxy card are first being mailed on or about May 17,
2004.

At the Special  Meeting,  shareholders  will be asked to approve  proposed  Agreements and Plans of  Reorganization
(each a "Reorganization  Agreement" and collectively the "Reorganization  Agreements") between the LB Trust and The
AAL Mutual  Funds  (which will  change its name to the  Thrivent  Mutual  Funds on or about July 16,  2004,  and is hereinafter  referred to as the  "Thrivent  Trust").  In the  reorganizations,  all of the assets of each of the LB
Funds  will be  exchanged  for the same  class of shares of a  corresponding  fund of the  Thrivent  Trust  (each a
"Thrivent/AAL Fund" and collectively the "Thrivent/AAL Funds") having an equal dollar value.  Specifically:

Each of the following LB Funds will be reorganized into the following existing Thrivent/AAL Fund (each an
"Existing AAL Fund" and collectively the "Existing AAL Funds") if its respective Reorganization Agreement is approved:

Target LB Fund                                                      Corresponding Acquiring Existing AAL Fund
--------------                                                      -----------------------------------------

Lutheran Brotherhood World Growth Fund                          ->   AAL International Fund

Lutheran Brotherhood Growth Fund                                ->   AAL Aggressive Growth Fund

Lutheran Brotherhood Fund                                       ->   AAL Capital Growth Fund

Lutheran Brotherhood Value Fund                                 ->   AAL Equity Income Fund

Lutheran Brotherhood Municipal Bond Fund                        ->   AAL Municipal Bond Fund

Lutheran Brotherhood Money Market Fund                          ->   AAL Money Market Fund

The stated  accrued  and unpaid  liabilities  of an LB Fund being  reorganized  into an  Existing  AAL Fund will be assumed by the corresponding Existing AAL Fund; and

Each of the following LB Funds will be  reorganized  into shares of the following  newly formed  Thrivent/AAL  Fund
(each a "New Thrivent Fund" and collectively the "New Thrivent Funds") if its respective  Reorganization  Agreement is approved:

Target LB Fund                                                 Corresponding Acquiring New Thrivent Fund
--------------                                                 -----------------------------------------

Lutheran Brotherhood Opportunity Growth Fund            ->     Thrivent Mid Cap Growth Fund
                         and
Lutheran Brotherhood Mid Cap Growth Fund

Lutheran Brotherhood High Yield Fund                    ->     Thrivent High Yield Fund

Lutheran Brotherhood Income Fund                        ->     Thrivent Income Fund

Lutheran Brotherhood Limited Maturity Bond Fund         ->     Thrivent Limited Maturity Bond Fund

All  of the  liabilities  of an LB  Fund  being  reorganized  into a New  Thrivent  Fund  will  be  assumed  by the corresponding  New Thrivent  Fund.  The New Thrivent  Funds have no prior  operating  history and will not commence operations or have any assets or liabilities prior to the completion of the Reorganizations.

Both the LB Trust and the Thrivent Trust are open-end investment companies, commonly called mutual funds.

Each Reorganization Agreement provides that:

o    All of the assets of the LB Fund will be  transferred  to a  corresponding  Thrivent/AAL  Fund in exchange for  shares  of the  corresponding  Thrivent/AAL  Fund  having a value  equal to the  value of the  assets  so transferred, less liabilities assumed by the Thrivent/AAL Fund;
o    Each LB Fund will then distribute pro rata to its  shareholders,  in complete  liquidation,  all of the shares
     it  receives  in  the   reorganization   from  the  corresponding   Thrivent/AAL  Fund.  In  that  liquidating
     distribution,  each LB Fund  shareholder  will  receive,  with  respect  to his or her  shares of the LB Fund, shares of the same  Class(es)  of the  Thrivent/AAL  Fund having an equal dollar value as the shares of the LB
     Fund held by the shareholder immediately prior to the reorganization.

There are no material  differences in the investment  objectives and strategies of the Existing AAL Funds and their corresponding LB Funds.

The investment  objectives and strategies of the New Thrivent Funds are identical to their  corresponding LB Funds, except in the case of the proposed  reorganization  of the Lutheran  Brotherhood  Opportunity  Growth Fund into the
Thrivent Mid Cap Growth Fund.

The principal  investment  strategy of the Lutheran  Brotherhood  Opportunity  Growth Fund is to achieve  long-term growth of  capital  by  investing  in common  stocks of  companies  with small  market  capitalizations,  while the principal  investment  strategy of the New  Thrivent  Mid Cap Growth Fund with which it will be  reorganized  is to
achieve   long-term   growth  of  capital  by  investing  in  common   stocks  of  companies   with  medium  market
capitalizations.  Both funds have the objective of achieving long-term growth of capital.

Please retain this proxy  statement and prospectus for future  reference.  It describes  concisely the  information that you should know before voting.  It is the proxy  statement for the Special  Meeting of Shareholders of each of the LB Funds (please see the Notice of Special  Meeting).  It is also the  prospectus  that describes the shares of the Thrivent/AAL Funds.

The following  documents  contain  additional  information  about the LB Funds and are incorporated into this proxy statement and  prospectus  by  reference.  To obtain  copies of the  documents  without  charge,  write or call The
Lutheran Brotherhood Family of Funds at the address or phone number above.

o        The prospectus of the LB Funds dated December 30, 2003.
o        The Statement of Additional Information of the LB Funds dated December 30, 2003.
o        The Annual Report of the LB Funds dated October 31, 2003.

The following  documents  contain  additional  information  about the Thrivent/AAL  Funds and are incorporated into this proxy  statement and  prospectus by reference.  To obtain  copies of the documents  without  charge,  write or call The AAL Mutual Funds at the address or phone number above.

o        The  prospectus and financial  highlights of the Existing AAL Funds dated June 27, 2003, as  supplemented, accompanies this proxy statement and prospectus as Appendix B.
o        The  prospectus of each New Thrivent Fund dated  February 1, 2004,  accompanies  this proxy  statement and prospectus as Appendix C.
o        Management's  discussion of Fund  performance  with respect to the Existing AAL Funds from the most recent
         Annual and Semi-annual  Reports for the Thrivent Trust  is included in this proxy statement and prospectus under the heading "Management's Discussion for Existing AAL Funds".
o        The Statement of Additional  Information  relating to this proxy  statement and  prospectus  dated May 17,
         2004.
o        The Statement of Additional Information for the Existing AAL Funds dated June 27, 2003.
o        The Statement of Additional Information for the New Thrivent Funds dated February 1, 2004.

Each of these  documents  relating to the LB Funds and the  Thrivent/AAL  Funds have been filed with the Securities
and  Exchange   Commission  (the  "SEC"),   and  you  may  obtain  copies  by  accessing  the  SEC's  Web  site  at
http://www.sec.gov.

The  shares  offered by this  proxy  statement  and  prospectus  are not  deposits  or  obligations  of any bank or financial  institution and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government  agency.  Investment  in  these  shares  involves  investment  risks,  including  the  possible  loss of principal.

The Securities  and Exchange  Commission  has not approved or  disapproved  these  securities or determined if this proxy  statement  and  prospectus  is  truthful  or  complete.  Any  representation  to the  contrary is a criminal offense.

                                                                                                          PAGE

SUMMARY
         About the Reorganizations
         About the Funds
         Comparative Expense Tables
         Examples
         Comparisons of Investment Performance
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
         LB Funds / Existing Thrivent Funds
         LB Funds / Thrivent Mid Cap Growth Fund
         LB Funds / New Thrivent Funds
         Principal Investment Risks Applicable to Multiple Funds
         Additional Policies and Limitations
COMPARISON OF GOVERNANCE AND OPERATIONS
         Board of Trustees
         Investment Adviser
         Fund Management
         Other Service Providers
         Sales Load, Distribution and Servicing Arrangements
         Purchase, Redemption and Exchange Procedures
         Distributions
         Manager of Managers
INFORMATION ABOUT THE REORGANIZATIONS
         Information Received by the Board of Trustees of the LB Funds
         Considerations by the Board of Trustees of the LB Funds
         Description of the Reorganization Agreements and Plans of Reorganization
         Description of Thrivent/AAL Fund Shares
         Federal Income Tax Consequences
         Capitalization
         Subadviser Information for the AAL International Fund
SHARE OWNERSHIP INFORMATION
MANAGEMENT'S DISCUSSION FOR EXISTING AAL FUNDS
ADDITIONAL INFORMATION ABOUT THE LB FUNDS AND THE
         THRIVENT/AAL FUNDS
VOTING INFORMATION
         Quorum and Voting
         Outstanding Shares and Voting Requirements
         Other Matters
         Board Recommendation
FORMS OF AGREEMENTS AND PLANS OF REORGANIZATION - APPENDIX A                                              A-1
THE AAL MUTUAL FUNDS PROSPECTUS FOR EXISTING AAL FUNDS - APPENDIX B                                       B-1
THE AAL MUTUAL FUNDS PROSPECTUS FOR NEW THRIVENT FUNDS - APPENDIX C                                       C-1
FORM OF SUBADVISORY AGREEMENT - APPENDIX D                                                                D-1

SUMMARY

This summary is qualified in its entirety by reference to the additional  information  contained  elsewhere in this proxy  statement and prospectus  (including  documents  incorporated  by reference) and each of the  Reorganization
Agreements, a form of which is attached to this proxy statement and prospectus as Appendix A.

                                             About the Reorganizations

The Board of Trustees of the LB Trust  unanimously  recommends  that  shareholders  of each LB Fund vote to approve the Reorganization  Agreements.  Under each  Reorganization  Agreement,  each Thrivent/AAL Fund will acquire all of the assets and liabilities of the  corresponding LB Fund in exchange for Class A, Class B and  Institutional  Class shares of the  Thrivent/AAL  Fund having an aggregate net asset value equal to the value of the LB Fund's assets so transferred,  less the amount of the liabilities  assumed by the corresponding  Thrivent/AAL Fund. The LB Fund will distribute in liquidation pro rata to its shareholders  all of the shares of the  Thrivent/AAL  Fund it received in exchange for its assets.  Together  these  transactions  are  referred to in this proxy  statement  and  prospectus individually as a "Reorganization" and collectively as the "Reorganizations".

As a result of the  Reorganizations,  each shareholder of an LB Fund will become the owner of a Thrivent/AAL Fund's shares  of a  corresponding  class  having a total  net asset  value  equal to the  total  net asset  value of such shareholder's  shares  of a  corresponding  class in the LB Fund on the  date of the  Reorganizations.  Holders  of
Class A shares  of an LB Fund  will  receive  Class A shares  of the  corresponding  Thrivent/AAL  Fund  having  an equivalent  total net asset  value.  Holders  of Class B shares  of an LB Fund will  receive  Class B shares of the corresponding  Thrivent/AAL  Fund  having an  equivalent  total net asset  value.  Holders of  Institutional  Class shares of an LB Fund will receive  Institutional  Class  shares of the  corresponding  Thrivent/AAL  Fund having an equivalent total net asset value.

It is  expected  that the  Reorganizations  will not  result in any  income,  gain or loss for  federal  income tax purposes,  and the  receipt of an opinion of counsel to the effect  that the  Reorganizations  will be treated as a tax-free  transaction  for  federal  income tax  purposes is a  condition  to the  closing of the  Reorganizations.
Shareholders  of the LB Funds should  consult  their tax  advisors  regarding  the effect,  if any, of the proposed
Reorganizations in light of their individual circumstances.

The following  table shows the Existing AAL Fund into which each  corresponding  LB Fund will be reorganized if the applicable Reorganization is approved.

Target LB Fund                                                Corresponding Acquiring Existing AAL Fund
--------------                                                -----------------------------------------

Lutheran Brotherhood World Growth Fund                 ->     AAL International Fund

Lutheran Brotherhood Growth Fund                       ->     AAL Aggressive Growth Fund

Lutheran Brotherhood Fund                              ->     AAL Capital Growth Fund

Lutheran Brotherhood Value Fund                        ->     AAL Income Growth Fund

Lutheran Brotherhood Municipal Bond Fund               ->     AAL Municipal Bond Fund

Lutheran Brotherhood Money Market Fund                 ->     AAL Money Market Fund

The following  table shows the New Thrivent Fund into which each  corresponding  LB Fund will be reorganized if the applicable Reorganization is approved.

Target LB Fund                                                Corresponding Acquiring New Thrivent Fund
--------------                                                -----------------------------------------

Lutheran Brotherhood Opportunity Growth Fund
                         and                           ->     Thrivent Mid Cap Growth Fund
Lutheran Brotherhood Mid Cap Growth Fund

Lutheran Brotherhood High Yield Fund                   ->     Thrivent High Yield Fund

Lutheran Brotherhood Income Fund                       ->     Thrivent Income Fund

Lutheran Brotherhood Limited Maturity Bond Fund        ->     Thrivent Limited Maturity Bond Fund

                                                  About the Funds

                                   Purchase, Redemption and Exchange Procedures

There are no material  differences  in the procedures  for the purchase,  redemption  and exchange of  Thrivent/AAL
Fund shares and LB Fund shares.  Set forth below is a brief  description of the  significant  purchase,  redemption and exchange procedures applicable to the Thrivent/AAL Fund shares and the LB Fund shares.

Purchasing Shares

Minimum Investments

Class A and Class B Shares.  The required  minimum  investments  for Class A and Class B shares of the LB Funds and
Thrivent/AAL Funds are as follows:

----------------------------------------------------------------------------- ---------------- ----------------
                                                                              Initial          Additional
Regular Account                                                               Purchase         Purchases
LB Funds:
     All Funds except Lutheran Brotherhood Limited Maturity Bond Fund and
     Lutheran Brotherhood Money Market Fund                                   $1,000           $  50
     Lutheran Brotherhood Limited Maturity Bond Fund                          $2,500           $100
     Lutheran Brotherhood Money Market Fund                                   $1,500           $100
Thrivent/AAL Funds:
     All Funds except Thrivent Limited Maturity Bond Fund and AAL Money       $1,000           $  50
     Market Fund
     Thrivent Limited Maturity Bond Fund                                      $2,500           $100
     AAL Money Market Fund                                                    $1,500           $100
----------------------------------------------------------------------------- ---------------- ----------------

----------------------------------------------------------------------------- ---------------- ----------------
                                                                              Initial          Additional
IRA or Tax-Deferred Account                                                   Purchase         Purchases
LB Funds:
     All Funds except Lutheran Brotherhood Limited Maturity Bond Fund and
     Lutheran Brotherhood Money Market Fund                                   $500             $  50
     Lutheran Brotherhood Limited Maturity Bond Fund and Lutheran             $500             $100
     Brotherhood Money Market Fund
Thrivent/AAL Funds:
     All Funds except Thrivent Limited Maturity Bond Fund and AAL Money       $500             $  50
     Market Fund
     AAL Money Market Fund and Thrivent Limited Maturity Bond Fund            $500             $100
----------------------------------------------------------------------------- ---------------- ----------------

----------------------------------------------------------------------------- ---------------------------------
                                                                              Minimum Monthly
Automatic Investment Plan                                                     Amount per Account
LB Funds:
     All Funds except Lutheran Brotherhood Limited Maturity Bond Fund and
     Lutheran Brotherhood Money Market Fund                                            $50
     Lutheran Brotherhood Limited Maturity Bond Fund and Lutheran                      $100
     Brotherhood Money Market Fund
Thrivent/AAL Funds:
     All Funds except Thrivent Limited Maturity Bond Fund and AAL Money                $50
     Market Fund
     AAL Money Market Fund and Thrivent Limited Maturity Bond Fund                     $100
----------------------------------------------------------------------------- ---------------------------------

Institutional  Shares.  The  required  minimum  investments  for  Institutional  Class  shares  of the LB Funds and
Thrivent/AAL Funds are as follows:

--------------------------------------------------------- ------------------- ----------------
                                                          Initial             Initial
                                                          Purchase            Purchase
                                                          (Aggregate)         (Per Fund)
LB Funds:
     Lutheran Institutions                                $500,000            $50,000
     Lutheran Congregations                               $250,000            $25,000
Thrivent/AAL Funds:
     Institutions                                         $500,000            $ 50,000
     Lutheran Congregations                               $250,000            $ 25,000
--------------------------------------------------------- ------------------- ----------------

Initial Purchases

Initial shares of the LB Funds and the Thrivent/AAL  Funds may be purchased through your Registered  Representative or by mail or by wire transfer.

Additional Purchases

Additional  shares of both the LB Funds  and the  Thrivent/AAL  Funds  may be  purchased  through  your  Registered
Representative or in any of the following ways:

o        By mail
o        By telephone
o        By the Internet
o        By wire transfer
o        Through the Automatic Investment Plan

Redeeming Shares

Shares of the LB Funds and the Thrivent/AAL Funds may be redeemed in any of the following ways:

o        By mail
o        By telephone
o        By the Internet
o        By wire transfer
o        Through the Systematic Withdrawal Plan

The only differences in redemption rights pertain to the money market funds and are described below:

o    Institutional  Class  shareholders  of the AAL Money Market Fund may also redeem shares by writing  checks from their AAL Money Market Fund  Account.  Certain  restrictions  apply to this feature and are  explained in further detail in the fund's  prospectus.  This feature is not available to Institutional  Class  shareholders of the Lutheran Brotherhood Money Market Fund.

o    Class A  shareholders  of the Lutheran  Brotherhood  Money Market Fund may  authorize  the  redemption  of shares by using a VISA CheckCard  that is charged to their  account.  This feature is not available to Class A shareholders of the AAL Money Market Fund.

Exchanging Shares

LB Fund  shareholders  may  exchange  shares  of one LB Fund for  shares  of the same  class of any  other LB Fund.
Similarly,  Thrivent/AAL  Fund  shareholders  may exchange shares of one  Thrivent/AAL  Fund for shares of the same class of any other Thrivent/AAL Fund.

Class A shareholders of the LB Funds and the  Thrivent/AAL  Funds may exchange Class A shares of a fund for Class A shares of another fund and not be charged an initial sales charge for the  exchange.  Class B  shareholders  of the
LB Funds and the  Thrivent/AAL  Funds may  exchange  Class B shares of one fund for Class B shares of another  fund and not  incur a new  contingent  deferred  sales  charge at the time of the  exchange.  Shareholders  eligible  to purchase  Institutional  Class  shares may  exchange  some or all of their Class A shares for  Institutional  Class shares of any of the funds.

Shares may be exchanged by mail, telephone or the Internet.

Allocation of Fees and Expenses

The comparative expense tables which follow this section reflect differences in the way the LB Trust and the
Thrivent Trust allocate some expenses to shareholder classes.

Both the LB Trust and the Thrivent Trust charge management fees, distribution (12b-1) fees and shareholder servicing fees directly to the shareholder class incurring the fees.  Shareholder servicing fees are part of the 12b-1 plan of the Thrivent Trust.  The LB Trust's shareholder servicing fees are not part of its 12b-1 plan and therefore are included in "other expenses" in the comparative expense tables.  The Institutional Class shares of the Thrivent Trust are not charged a shareholder servicing fee, whereas the LB Funds charge a 0.15%
shareholder servicing fee to Institutional Class shareholders.  Therefore, the Institutional Class expense ratios will be lower for LB Fund Institutional shareholders following the Reorganizations.  LB Fund Class A and
Class B shareholders will continue to pay servicing fees as part of the 12b-1 fee.

Both the LB Trust and the Thrivent Trust allocate expenses attributable to all Funds, such as custodian, audit, accounting, trustee and legal fees, proportionately based on relative asset value.

The LB Trust and the Thrivent Trust allocate account-based expenses (transfer agent fess and printing and postage expenses) which can be directly attributed to a share class, differently.  These account-based expenses are based upon the number of accounts in the share class.

o    The Thrivent Trust allocates these expenses directly to the share class incurring the expense.

o    The LB Trust allocates transfer agent fees attributable to the Institutional Class shares directly to the institutional shares.  Transfer agent fees attributable to the Class A and Class B shares are allocated to each such class based on the net asset value of such class in relation to the aggregate net asset value of the Class A and Class B shares.

o    The LB Trust allocates printing and postage expenses among the Class A, Class B and Institutional
     Class shares proportionately based on relative net assets.

In most cases Class A and Institutional Class shareholders of the LB Funds pay a larger share of other expenses than the Class A and Institutional Class shareholders of their corresponding Thrivent/AAL Funds while the Class
B shareholders pay less.  This is because the average account size of Class B shareholders is less than the average account size of Class A and Institutional Class shareholders.  The Thrivent Trust method of allocating expenses will be used following the Reorganizations.  As a result, account-based expenses for the LB Funds will be lower for Class A and Institutional Class shareholders following the Reorganizations and account-based expenses for Class B shareholders of the LB Funds will be higher.

Thrivent  Investment  Mgt.  will  reimburse  Class B share  expenses  through at least  December 31, 2004, to the extent  necessary  to assure  that,  following  the  reorganizations,  Class B share net  expense  ratios for the
Thrivent/AAL  Funds will not  increase  beyond the total Class B share  expense  ratios of the  corresponding  LB
Funds (before any expense  waiver and  reimbursement)  as of October 31, 2003. The  reimbursement  levels are set forth in the footnotes to the comparative  expense tables. The reimbursements  will be in effect through at least
December 31, 2004 and no portion will be refunded to Thrivent Investment Mgt.

                                            Comparative Expense Tables

The following  tables  compare the annual  operating  expenses of each LB Fund based on total assets for the fiscal year ended  October 31,  2003,  as reported in the LB Trust's most recent  annual  report,  and pro forma  expenses showing these same expenses adjusted for the proposed Reorganizations

                          Lutheran Brotherhood World Growth Fund / AAL International Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      As of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                     Brotherhood World          AAL                  AAL
                                                        Growth Fund      International Fund   International Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            5.50%               5.50%                5.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.86%               0.62%                0.61%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.25%                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          1.36%/3/             0.85%/4/             0.73%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     2.22%               1.72%                1.59%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.72% and 2.58%, respectively, for the Lutheran Brotherhood
     World Growth Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April
     30, 2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                     Brotherhood World          AAL                  AAL
                                                        Growth Fund      International Fund   International Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  percentage of net asset value at time of
  purchase or redemption, whichever is lower)              5.00%               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.86%               0.62%                0.61%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                0.75%               1.00%                1.00%
(12b-1)  Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          1.36%/2/             1.42%/3/             1.82%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expense                      2.97%               3.04%                3.43%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.72% and 3.33%,  respectively,  for the Lutheran  Brotherhood
     World Growth Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL
     Funds in the method for  allocating  class  expenses.  The LB Funds  allocate  expense  based on asset  value, while the AAL Funds allocate based on actual expenses  incurred by the share class. If the  reorganization  is completed,  this will result in an increase in expenses for LB Fund Class B  shareholders  and is reflected in the pro forma expense table. If the  Reorganization is completed,  Thrivent  Investment Mgt. has contractually agreed,  through at least December 31, 2004, to reimburse  certain expenses  associated with operating the AAL
     International  Fund to the extent  necessary  to limit net fund  operating  expenses  to 2.75% of the  average daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                     Brotherhood World          AAL                  AAL
                                                        Growth Fund      International Fund   International Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.86%               0.62%                0.61%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                         0.54%/2,3/            0.17%/4/             0.30%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.40%               0.79%                 0.91%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.63% and 1.49%, respectively, for the Lutheran Brotherhood
     World Growth Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

                           Lutheran Brotherhood Growth Fund / AAL Aggressive Growth Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran          AAL Aggressive       AAL Aggressive
                                                    Brotherhood Growth      Growth Fund          Growth Fund
                                                           Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            5.50%               5.50%                5.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.43%               0.80%                0.75%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.25%                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          1.75%/3/             1.52%/4/             1.12%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     2.18%               2.57%                2.12%/5/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 2.13% and 2.56%, respectively, for the Lutheran Brotherhood
     Growth Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class.  If the reorganization is completed, this will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.
5.   If the reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least
     December 31, 2005, to reimburse certain expenses associated with operating the AAL Aggressive Growth Fund in the aggregate by 0.80% of the average daily net assets of the Class A shares of the Fund.  This reimbursement is not reflected in the above table.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                    Brotherhood Growth     AAL Aggressive       AAL Aggressive
                                                           Fund             Growth Fund          Growth Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              5.00%               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.43%               0.80%                0.75%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                0.75%               1.00%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          1.75%/2/             1.92%/3/             1.64%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     2.93%               3.72%                3.39%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 2.13% and 3.31%,  respectively,  for the Lutheran  Brotherhood
     Growth Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL Funds in the method for allocating  class expenses.  The LB Funds allocate  expense based on asset value,  while the
     AAL Funds allocate based on actual expenses  incurred by the share class. If the  reorganization is completed, this will result in an  increase in expenses  for LB Fund Class B  shareholders  and is  reflected  in the pro forma expense table. If the Reorganization is completed,  Thrivent  Investment Mgt. has contractually  agreed, through at least  December  31,  2005,  to  reimburse  certain  expenses  associated  with  operating  the AAL
     Aggressive  Growth Fund in the  aggregate  by 0.80% of the  average  daily net assets of the Class B shares of the Fund,  or, if  higher,  to the  extent  necessary  to limit net fund  operating  expenses  to 2.75%.  This reimbursement is not reflected in the above table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                    Brotherhood Growth     AAL Aggressive       AAL Aggressive
                                                           Fund             Growth Fund          Growth Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.43%               0.80%                0.75%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                        0.63%/2, 3/            0.38%/4/             0.26%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.06%               1.18%                1.01%/5/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.81% and 1.24%, respectively, for the Lutheran Brotherhood
     Growth Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.
5.   If the reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least
     December 31, 2005, to reimburse certain expenses associated with operating the AAL Aggressive Growth Fund in the aggregate by 0.80% of the average daily net assets of the Institutional Class shares of the Fund.

                                Lutheran Brotherhood Fund / AAL Capital Growth Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003

                                                         Lutheran           AAL Capital      AAL Capital Growth
                                                     Brotherhood Fund       Growth Fund              Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            5.50%               5.50%                5.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%2               1.00%2               1.00%2
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.38%               0.54%                0.51%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.25%                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.64%/3/             0.26%/4/             0.25%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.02%               1.05%                1.01%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.76% and 1.14%, respectively, for the Lutheran Brotherhood
     Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL
     Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      As of October 31, 2003, as adjusted            2003

                                                         Lutheran           AAL Capital      AAL Capital Growth
                                                     Brotherhood Fund       Growth Fund              Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              5.00%               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.38%               0.54%                0.51%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                0.75%               1.00%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.64%/2/             0.65%/3/             0.78%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.77%               2.19%                2.29%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.76% and 1.89%,  respectively,  for the Lutheran  Brotherhood
     Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL Funds in the method for  allocating  class  expenses.  The LB Funds  allocate  expense based on asset value,  while the AAL
     Funds allocate  based on actual  expenses  incurred by the share class.  If the  reorganization  is completed, this will result in an  increase in expenses  for LB Fund Class B  shareholders  and is  reflected  in the pro forma expense table. If the Reorganization is completed,  Thrivent  Investment Mgt. has contractually  agreed, through at least  December  31,  2004,  to  reimburse  certain  expenses  associated  with  operating  the AAL
     Capital  Growth Fund to the extent  necessary to limit net fund operating  expenses to 1.89% of the average daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003

                                                         Lutheran           AAL Capital      AAL Capital Growth
                                                     Brotherhood Fund       Growth Fund              Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.38%               0.54%                0.51%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                         0.23%/2,3/            0.04%/4/             0.04%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expense                      0.61%               0.58%                0.55%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.29% and 0.67%, respectively, for the Lutheran Brotherhood
     Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL
     Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

                             Lutheran Brotherhood Value Fund / AAL Equity Income Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      As of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                        Brotherhood          AAL Equity           AAL Equity
                                                        Value Fund          Income Fund          Income Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            5.50%               5.50%                5.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.40%               0.45%                0.45%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.25%                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          1.38%/3/             0.41%/4/             0.41%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.78%               1.11%                1.11%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.66% and 2.06%, respectively, for the Lutheran Brotherhood
     Value Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                               Actual Expenses                as of October 31,
                                                     As of October 31, 2003, as adjusted             2003
                                                        Lutheran
                                                       Brotherhood          AAL Equity            AAL Equity
                                                       Value Fund           Income Fund          Income Fund
-------------------------------------------------- -------------------- -------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)           None                 None                  None
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             5.00%                5.00%                5.00%
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
Annual Fund Operating Expenses (Expenses that
are deducted from Fund assets)
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Management Fees                                         0.40%                0.45%                0.45%
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Distribution and/or Shareholder Servicing               0.75%                1.00%                1.00%
(12b-1) Fees
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Other Expenses                                         1.38%/2/             0.72%/3/              0.95%
-------------------------------------------------- -------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- -------------------- ---------------------
  Total Annual Fund Operating Expenses                    2.53%                2.17%                2.40%/2/
-------------------------------------------------- -------------------- -------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.66% and 2.81%, respectively, for the Lutheran Brotherhood
     Value Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in an increase in expenses for LB Fund Class B shareholders and is reflected in the pro forma expense table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                        Brotherhood          AAL Equity           AAL Equity
                                                        Value Fund          Income Fund          Income Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.40%               0.45%                0.45%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                         0.54%/2,3/            0.10%/4/             0.09%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     0.94%               0.55%                0.54%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.69% and 1.09%, respectively, for the Lutheran Brotherhood
     Value Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL
     Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

                        Lutheran Brotherhood Municipal Bond Fund / AAL Municipal Bond Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                        Brotherhood             AAL                  AAL
                                                         Municipal           Municipal             Municipal
                                                         Bond Fund           Bond Fund            Bond Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            4.50%               4.50%                4.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.32%               0.45%                0.41%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.25%                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.38%/3/             0.13%/4/             0.10%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     0.70%               0.83%                0.76%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.40% and 0.72%, respectively, for the Lutheran Brotherhood
     Municipal Bond Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the
     AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                        Brotherhood             AAL                  AAL
                                                         Municipal           Municipal            Municipal
                                                         Bond Fund           Bond Fund            Bond Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              5.00%               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.32%               0.45%                0.41%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                0.75%               1.00%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.38%/2/             0.21%/3/             0.18%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.45%               1.66%                1.59%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.40% and 1.47%, respectively, for the Lutheran Brotherhood
     Municipal Bond Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the
     AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in an increase in expenses for LB Fund Class B shareholders and is reflected in the pro forma expense table.  If the Reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating the AAL
     Municipal Bond Fund to the extent necessary to limit net fund operating expenses to 1.47% of the average daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                        Brotherhood             AAL                  AAL
                                                         Municipal           Municipal            Municipal
                                                         Bond Fund           Bond Fund            Bond Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.32%               0.45%                0.41%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.22%/2, 3/          0.06%/4/             0.04%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Total Annual Fund Operating Expense                        0.54%               0.51%                0.45%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, fees were 0.24% and 0.56%, respectively, for the Lutheran
     Brotherhood Municipal Bond Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

                          Lutheran Brotherhood Money Market Fund / AAL Money Market Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                     Brotherhood Money       AAL Money            AAL Money
                                                        Market Fund         Market Fund          Market Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                None/2/               None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.25%               0.50%                0.44%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                0.125%               0.125%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.64%/2/            0.305%/3/             0.345%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     0.89%               0.93%                0.91%/4/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.76% and 1.01%, respectively, for the Lutheran Brotherhood
     Money Market Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.
3.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.
4.   If the reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least
     December 31, 2005, to reimburse certain expenses associated with operating the AAL Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Class A shares of the Fund.  This reimbursement is not reflected in the above table.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003

                                                         Lutheran
                                                     Brotherhood Money       AAL Money            AAL Money
                                                        Market Fund         Market Fund          Market Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None2               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.25%               0.50%                0.44%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None/2/             0.875%               0.875%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                          0.64%/3/            0.445%/4/             0.655%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     0.89%               1.82%                1.97%/3/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   Class B shares of the Lutheran Brotherhood Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.  Class B shareholders of the Lutheran
     Brotherhood Money Market Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.
3.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.76% and 1.01%,  respectively,  for the Lutheran  Brotherhood
     Money Market Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL
     Funds in the method for  allocating  class  expenses.  The LB Funds  allocate  expense  based on asset  value, while the AAL Funds allocate based on actual expenses  incurred by the share class. If the  reorganization  is completed,  this will result in an increase in expenses for LB Fund Class B  shareholders  and is reflected in the pro forma expense table. If the  Reorganization is completed,  Thrivent  Investment Mgt. has contractually agreed,  through at least December 31, 2005, to reimburse  certain expenses  associated with operating the AAL
     Money Market Fund equal in the  aggregate to 0.99% of daily net assets of the Class B shares of the Fund,  or, if higher,  to the extent  necessary to limit net fund  operating  expenses to 1.01% of the average  daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran
                                                     Brotherhood Money       AAL Money            AAL Money
                                                        Market Fund         Market Fund          Market Fund
--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.25%               0.50%                0.44%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                         0.25%/2,3/            0.07%/4/             0.16%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     0.50%               0.57%                0.60%/5/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds  charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, fees were 0.34% and 0.59%, respectively, for the Lutheran
     Brotherhood Money Market Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.
4.   The amount of Other Expenses has been restated to reflect the introduction of a 0.02% fee for administrative services that became effective on January 1, 2004, and a change in fees that will become effective April 30,
     2004, for the AAL Funds.
5.   If the Reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least
     December 31, 2005, to reimburse certain expenses associated with operating the AAL Money Market Fund equal in the aggregate to 0.10% of daily net assets of the Institutional Class shares of the Fund. This reimbursement is not reflected in the above table.

 Lutheran Brotherhood Opportunity Growth Fund / Lutheran Brotherhood Mid Cap Growth Fund /Thrivent Mid Cap Growth
                                                       Fund

------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran             Lutheran
                                                        Brotherhood         Brotherhood
                                                        Opportunity           Mid Cap          Thrivent Mid Cap
                                                        Growth Fund         Growth Fund          Growth Fund

--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            5.50%               5.50%                5.50%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  percentage of net asset value at time of
  purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.48%               0.44%                0.42%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses/3/                                        1.25%               1.25%                0.74%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     1.73%               1.69%                1.41%
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.52% and 2.01%, respectively, for the Lutheran Brotherhood
     Opportunity Growth Fund and 1.50% and 1.94%, respectively, for the Lutheran Brotherhood Mid Cap Growth
     Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL
     Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.

------------------------------------------------------------------------------------------------------------------
                                                 Class B Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      as of October 31, 2003, as adjusted            2003
                                                         Lutheran             Lutheran
                                                        Brotherhood         Brotherhood
                                                        Opportunity           Mid Cap          Thrivent Mid Cap
                                                        Growth Fund         Growth Fund          Growth Fund

--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  purchase or redemption, whichever is lower)              5.00%               5.00%                5.00%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.48%               0.44%                0.42%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                0.75%               0.75%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses/2/                                        1.25%               1.25%                1.62%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Total Annual Fund Operating Expenses                     2.48%               2.44%                3.04%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 1.53% and 2.76%,  respectively,  for the Lutheran  Brotherhood
     Opportunity  Growth  Fund and 1.50% and  2.69%,  respectively,  for the  Lutheran  Brotherhood  Mid Cap Growth
     Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL Funds in the method for  allocating  class  expenses.  The LB Funds  allocate  expense based on asset value,  while the AAL
     Funds allocate  based on actual  expenses  incurred by the share class.  If the  reorganization  is completed, this will result in an  increase in expenses  for LB Fund Class B  shareholders  and is  reflected  in the pro forma expense table. If the Reorganization is completed,  Thrivent  Investment Mgt. has contractually  agreed, through at least December 31, 2004, to reimburse  certain expenses  associated with operating the Thrivent Mid
     Cap Growth Fund to the extent  necessary to limit net fund  operating  expenses to 2.69% of the average  daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.

------------------------------------------------------------------------------------------------------------------
                                              Institutional Shares

                                                                                              Pro Forma Expenses
                                                                Actual Expenses               as of October 31,
                                                      As of October 31, 2003, as adjusted            2003
                                                         Lutheran             Lutheran
                                                        Brotherhood         Brotherhood
                                                        Opportunity           Mid Cap          Thrivent Mid Cap
                                                        Growth Fund         Growth Fund          Growth Fund

--------------------------------------------------- -------------------- ------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None                 None
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Management Fees                                          0.48%               0.44%                0.42%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Distribution and/or Shareholder Servicing                None                 None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
  Other Expenses                                        0.31%/2, 3/           0.32%/2,3/            0.14%
--------------------------------------------------- -------------------- ------------------- ---------------------
--------------------------------------------------- -------------------- ------------------- ---------------------
Total Annual Fund Operating Expenses                       0.79%               0.76%                0.56%/2/
--------------------------------------------------- -------------------- ------------------- ---------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder servicing fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, fees were 0.55% and 1.03%, respectively, for the Lutheran
     Brotherhood Opportunity Growth Fund and 0.51% and 0.95%, respectively, for the Lutheran Brotherhood Mid Cap
     Growth Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.

                Lutheran Brotherhood High Yield Fund / Thrivent High Yield Fund (New Thrivent Fund)

         --------------------------------------------------------------------------------------------
                                               Class A Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,          as of
                                                     2003, as adjusted    October 31, 2003
                                                        Lutheran
                                                       Brotherhood            Thrivent
                                                     High Yield Fund      High Yield Fund
-------------------------------------------------- -------------------- ---------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)           4.50%                4.50%
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Maximum Deferred Sales Charge (Load) (as a
  percentage of net asset value at time of
  purchase or redemption, whichever is lower)            1.00%/2/              1.00%/2/
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
Annual Fund Operating Expenses (Expenses that
are deducted from Fund assets)
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Management Fees                                         0.39%                0.39%
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Distribution and/or Shareholder Servicing               None                 0.25%
(12b-1) Fees
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Other Expenses                                         0.55%/3/              0.27%
-------------------------------------------------- -------------------- ---------------------
-------------------------------------------------- -------------------- ---------------------
  Total Annual Fund Operating Expenses                    0.94%                0.91%
-------------------------------------------------- -------------------- ---------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.63% and 1.02%, respectively, for the Lutheran Brotherhood
     High Yield Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.

---------------------------------------------------------------------------------------------
                                       Class B Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                    as of October 31,     as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                        Brotherhood           Thrivent
                                                      High Yield Fund      High Yield Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              5.00%                5.00%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.39%                0.39%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                0.75%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                          0.55%/2/              0.61%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     1.69%               2.00%/2/
--------------------------------------------------- -------------------- --------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.63% and 1.77%, respectively, for the Lutheran Brotherhood
     High Yield Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class.  This will result in an increase in expenses for LB Fund Class B shareholders and is reflected in the pro forma expense table.  If the Reorganization is completed, Thrivent Investment Mgt. has contractually agreed, through at least
     December 31, 2004, to reimburse certain expenses associated with operating the Thrivent High Yield Fund to the extent necessary to limit net fund operating expenses to 1.77% of the average daily net assets of the
     Class B shares of the Fund.  This reimbursement is not reflected in the above table.

---------------------------------------------------------------------------------------------
                                    Institutional Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                        Brotherhood           Thrivent
                                                      High Yield Fund      High Yield Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  purchase or redemption, whichever is lower)              None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.39%                0.39%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 None
     (12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                         0.28%/2,3/             0.10%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
 Total Fund Operating Expenses                             0.67%                0.49%
--------------------------------------------------- -------------------- --------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.30% and 0.69%, respectively, for the Lutheran Brotherhood
     High Yield Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL
     Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.

                    Lutheran Brotherhood Income Fund / Thrivent Income Fund (New Thrivent Fund)

---------------------------------------------------------------------------------------------
                                       Class A Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                    as of October 31,     as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                    Brotherhood Income        Thrivent
                                                           Fund              Income Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            4.50%                4.50%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)             1.00%/2/             1.00%/2/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.34%                0.34%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                          0.48%/3/              0.20%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     0.82%                0.79%
--------------------------------------------------- -------------------- --------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.54% and 0.88%, respectively, for the Lutheran Brotherhood
     Income Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.

---------------------------------------------------------------------------------------------
                                       Class B Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                    Brotherhood Income        Thrivent
                                                           Fund              Income Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              5.00%                5.00%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.34%                0.34%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                0.75%                1.00%
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                          0.48%/2/              0.57%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     1.57%               1.91%/2/
--------------------------------------------------- -------------------- --------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   The amount of Other  Expenses  has been  restated  to reflect a decrease  in  transfer  agency fees for the LB
     Funds that became  effective  on January 1, 2004.  The actual  amount of Other  Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.54% and 1.63%,  respectively,  for the Lutheran  Brotherhood
     Income Fund.  The amount of Other  Expenses also reflects  differences  between the LB Funds and the AAL Funds in the method for allocating  class expenses.  The LB Funds allocate  expense based on asset value,  while the
     AAL Funds allocate based on actual expenses  incurred by the share class. If the  reorganization is completed, this will result in an  increase in expenses  for LB Fund Class B  shareholders  and is  reflected  in the pro forma expense table. If the Reorganization is completed,  Thrivent  Investment Mgt. has contractually  agreed, through at least  December 31, 2004, to reimburse  certain  expenses  associated  with  operating the Thrivent
     Income Fund to the extent  necessary to limit net fund  operating  expenses to 1.63% of the average  daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.

---------------------------------------------------------------------------------------------
                                    Institutional Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                    Brotherhood Income    Thrivent Income
                                                           Fund                 Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.34%                0.34%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                         0.26%/2,3/             0.07%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     0.60%                0.41%
--------------------------------------------------- -------------------- --------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.26% and 0.60%, respectively, for the Lutheran Brotherhood
     Income Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the
     AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.

     Lutheran Brotherhood Limited Maturity Bond Fund / Thrivent Limited Maturity Bond Fund (New Thrivent Fund)

---------------------------------------------------------------------------------------------
                                       Class A Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                        Brotherhood           Thrivent
                                                     Limited Maturity     Limited Maturity
                                                         Bond Fund            Bond Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  Purchase or redemption, whichever is lower)              None                 None2
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.30%                0.30%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                          0.62%/3/              0.39%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     0.92%                0.94%
--------------------------------------------------- -------------------- --------------------

1.   The maximum sales charge for the Funds depends upon the amount of your investment.  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   There is no sales charge when you invest more than $1,000,000 in Class A shares; however, there is a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of purchase.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.66% and 0.96%, respectively, for the Lutheran Brotherhood
     Limited Maturity Bond Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in a decrease in expenses for LB Fund Class A shareholders and is reflected in the pro forma expense table.

---------------------------------------------------------------------------------------------
                                       Class B Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                        Brotherhood           Thrivent
                                                     Limited Maturity     Limited Maturity
                                                         Bond Fund            Bond Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  percentage of net asset value at time of
  purchase or redemption, whichever is lower)              None/2/              None/2/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.30%                0.30%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 0.25%
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                          0.62%/3/              0.39%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Total Annual Fund Operating Expenses                     0.92%               0.94%/3/
--------------------------------------------------- -------------------- --------------------

1.   The Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  The Funds also charge a fee of $30 for a redemption by wire.
2.   Class B shares of the Lutheran Brotherhood Limited Maturity Bond Fund are offered solely in exchange for
     Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.  Class B shareholders of the
     Lutheran Brotherhood Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.66% and 0.96%, respectively, for the Lutheran Brotherhood
     Limited Maturity Bond Fund.  The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this will result in an increase in expenses for LB Fund Class B shareholders and is reflected in the pro forma expense table.  If the Reorganization is completed, Thrivent Investment
     Mgt. has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating the Thrivent Limited Maturity Bond Fund to the extent necessary to limit net fund operating expenses to 0.96% of the average daily net assets of the Class B shares of the Fund.  This reimbursement is not reflected in the above table.

---------------------------------------------------------------------------------------------
                                    Institutional Shares

                                                      Actual Expenses    Pro Forma Expenses
                                                     as of October 31,    as of October 31,
                                                     2003, as adjusted          2003

                                                         Lutheran
                                                        Brotherhood           Thrivent
                                                     Limited Maturity     Limited Maturity
                                                         Bond Fund            Bond Fund
--------------------------------------------------- -------------------- --------------------
Shareholder Fees (Fees paid directly from your
investment)/1/
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)            None                 None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Maximum Deferred Sales Charge (Load) (as a
  Percentage of net asset value at time of
  purchase or redemption, whichever is lower)              None                  None
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Annual Fund Operating Expenses (Expenses that are
deducted from Fund assets)
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Management Fees                                          0.30%                0.30%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Distribution and/or Shareholder Servicing                None                 None
(12b-1) Fees
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
  Other Expenses                                         0.32%/2,3/             0.16%
--------------------------------------------------- -------------------- --------------------
--------------------------------------------------- -------------------- --------------------
Total Annual Fund Operating Expenses                       0.62%                0.46%
--------------------------------------------------- -------------------- --------------------

1.   The Funds charge a fee of $30 for a redemption by wire.
2.   A shareholder service fee of 0.15% is included in Other Expenses.
3.   The amount of Other Expenses has been restated to reflect a decrease in transfer agency fees for the LB
     Funds that became effective on January 1, 2004.  The actual amount of Other Expenses and Total Annual Fund
     Operating Expenses as of October 31, 2003, were 0.34% and 0.64%, respectively, for the Lutheran Brotherhood
     Limited Maturity Bond Fund. The amount of Other Expenses also reflects differences between the LB Funds and the AAL Funds in the method for allocating class expenses.  The LB Funds allocate expense based on asset value, while the AAL Funds allocate based on actual expenses incurred by the share class. If the reorganization is completed, this  will result in a decrease in expenses for LB Fund Institutional shareholders and is reflected in the pro forma expense table.

                                                     Examples

The  following  examples  are  intended to help you compare the cost of  investing  in the LB Fund whose shares you currently own with the cost of investing in the  Thrivent/AAL  Fund into which your LB Fund will be  reorganized if the proposed  Reorganization is approved.  The examples are based on the expense tables above,  without taking into account any waivers or reimbursements.

The  examples  assume that you invest  $10,000 in each fund for the time periods  indicated  and then redeem all of your shares at the end of those  periods.  Each example  assumes  your  investment  has a 5% return each year,  the operating  expenses  of the LB Trust and  Thrivent  Trust  remain the same,  and you  reinvest  all  dividends  and distributions.  The examples  should not be considered  as  representative  of past or future  expenses or rates of return, and your actual costs may be higher or lower than those shown.

                          Lutheran Brotherhood World Growth Fund / AAL International Fund

A Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     World Growth Fund         International Fund        International Fund
1 Year                     $ 763                      $715                      $703
3 Years                   $1,206                     $1,062                    $1,024
5 Years                   $1,674                     $1,432                    $1,368
10 Years                  $2,964                     $2,469                    $2,335

B Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     World Growth Fund         International Fund        International Fund
1 Year                     $800                       $807                      $846
3 Years                   $1,218                     $1,239                    $1,353
5 Years                   $1,662                     $1,696                    $1,884
10 Years                  $2,878                     $2,625                    $2,719

Institutional Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     World Growth Fund         International Fund        International Fund
  1 Year                   $143                       $81                        $93
  3 Years                  $443                       $252                      $290
  5 Years                  $766                       $439                      $504
  10 Years                $1,680                      $978                     $1,120

                           Lutheran Brotherhood Growth Fund / AAL Aggressive Growth Fund

A Shares
                                                                              Pro Forma
                   Lutheran Brotherhood          AAL Aggressive            AAL Aggressive
                        Growth Fund               Growth Fund                Growth Fund
  1 Year                   $ 759                      $796                      $753
  3 Years                 $1,195                     $1,306                    $1,177
  5 Years                 $1,655                     $1,840                    $1,626
  10 Years                $2,925                     $3,295                    $2,867

B Shares
                                                                              Pro Forma
                   Lutheran Brotherhood          AAL Aggressive            AAL Aggressive
                        Growth Fund               Growth Fund                Growth Fund
1 Year                     $796                       $874                      $842
3 Years                   $1,207                     $1,438                    $1,342
5 Years                   $1,643                     $1,020                    $1,865
10 Years                  $2,838                     $3,375                    $2,998

Institutional Shares

                                                                              Pro Forma
                   Lutheran Brotherhood          AAL Aggressive            AAL Aggressive
                        Growth Fund               Growth Fund                Growth Fund
1 Year                     $108                       $120                      $103
3 Years                    $337                       $375                      $322
5 Years                    $585                       $649                      $558
10 Years                  $1,294                     $1,432                   $1,236

                                Lutheran Brotherhood Fund / AAL Capital Growth Fund

A Shares
                                                                              Pro Forma
                 Lutheran Brotherhood Fund  AAL Capital Growth Fund    AAL Capital Growth Fund
1 Year                     $648                       $651                      $647
3 Years                    $857                       $866                      $854
5 Years                   $1,082                     $1,098                    $1,077
10 Years                  $1,729                     $1,762                    $1,718

B Shares
                                                                              Pro Forma
                 Lutheran Brotherhood Fund  AAL Capital Growth Fund    AAL Capital Growth Fund
1 Year                     $680                       $722                      $732
3 Years                    $857                       $985                     $1,015
5 Years                   $1,059                     $1,275                    $1,325
10 Years                  $1,620                     $1,840                    $1,863

Institutional Shares
                                                                              Pro Forma
                 Lutheran Brotherhood Fund  AAL Capital Growth Fund    AAL Capital Growth Fund
1 Year                      $62                       $59                        $56
3 Years                    $195                       $186                      $176
5 Years                    $340                       $324                      $307
10 Years                   $762                       $726                      $689

                             Lutheran Brotherhood Value Fund / AAL Equity Income Fund

A Shares
                   Lutheran Brotherhood                                       Pro Forma
                        Value Fund           AAL Equity Income Fund    AAL Equity Income Fund
1 Year                     $721                       $657                      $657
3 Years                   $1,079                      $883                      $883
5 Years                   $1,461                     $1,128                    $1,128
10 Years                  $2,529                     $1,827                    $1,827

B Shares
                   Lutheran Brotherhood                                       Pro Forma
                        Value Fund           AAL Equity Income Fund    AAL Equity Income Fund
1 Year                     $756                       $720                      $743
3 Years                   $1,088                      $979                     $1,048
5 Years                   $1,445                     $1,264                    $1,380
10 Years                  $2,435                     $1,868                    $1,976

Institutional Shares
                   Lutheran Brotherhood                                       Pro Forma
                        Value Fund           AAL Equity Income Fund    AAL Equity Income Fund
1 Year                      $96                       $56                        $55
3 Years                    $300                       $176                      $173
5 Years                    $520                       $307                      $302
10 Years                  $1,155                      $689                      $677

                        Lutheran Brotherhood Municipal Bond Fund / AAL Municipal Bond Fund

A Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                    Municipal Bond Fund       Municipal Bond Fund        Municipal Bond Fund
1 Year                     $518                       $531                      $524
3 Years                    $664                       $703                      $682
5 Years                    $822                       $890                      $853
10 Years                  $1,281                     $1,429                    $1,350

B Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                    Municipal Bond Fund       Municipal Bond Fund        Municipal Bond Fund
  1 Year                   $648                       $669                      $663
  3 Years                  $759                       $823                      $805
  5 Years                  $892                      $1,002                     $971
  10 Years                $1,256                     $1,445                    $1,370

Institutional Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                    Municipal Bond Fund       Municipal Bond Fund        Municipal Bond Fund
1 Year                      $55                       $52                        $46
3 Years                    $173                       $164                      $144
5 Years                    $302                       $285                      $252
10 Years                   $677                       $640                      $567

                          Lutheran Brotherhood Money Market Fund / AAL Money Market Fund

A Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     Money Market Fund         Money Market Fund          Money Market Fund
1 Year                      $91                       $95                        $93
3 Years                    $284                       $296                      $290
5 Years                    $493                       $515                      $504
10 Years                  $1,096                     $1,143                    $1,120

B Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     Money Market Fund         Money Market Fund          Money Market Fund
1 Year                     $591                       $685                      $702
3 Years                    $584                       $873                      $924
5 Years                    $593                      $1,085                    $1,173
10 Years                  $1,096                     $1,587                    $1,637

Institutional Shares
                                                                              Pro Forma
                   Lutheran Brotherhood               AAL                        AAL
                     Money Market Fund         Money Market Fund          Money Market Fund
1 Year                      $51                       $58                        $61
3 Years                    $160                       $183                      $192
5 Years                    $280                       $318                      $335
10 Years                   $628                       $714                      $750

 Lutheran Brotherhood Opportunity Growth Fund / Lutheran Brotherhood Mid Cap Growth Fund /Thrivent Mid Cap Growth Fund

A Shares
                   Lutheran Brotherhood      Lutheran Brotherhood         Pro Forma
                  Opportunity Growth Fund    Mid Cap Growth Fund       Thrivent Mid Cap
                                                                         Growth Fund
1 Year                     $716                      $712                    $686
3 Years                   $1,065                    $1,053                   $972
5 Years                   $1,437                    $1,417                  $1,279
10 Years                  $2,479                    $2,438                  $2,148

B Shares
                   Lutheran Brotherhood     Lutheran Brotherhood          Pro Forma
                 Opportunity Growth Fund    Mid Cap Growth Fund       Thrivent Mid Cap
                                                                         Growth Fund
1 Year                     $751                     $747                    $807
3 Years                   $1,073                   $1,061                  $1,239
5 Years                   $1,421                   $1,401                  $1,696
10 Years                  $2,383                   $2,342                  $2,446

Institutional Shares
                   Lutheran Brotherhood       Lutheran Brotherhood         Pro Forma
                  Opportunity Growth Fund     Mid Cap Growth Fund      Thrivent Mid Cap
                                                                          Growth Fund
1 Year                      $81                       $78                     $57
3 Years                    $252                       $243                   $179
5 Years                    $439                       $422                   $313
10 Years                   $978                       $942                   $701

                          Lutheran Brotherhood High Yield Fund / Thrivent High Yield Fund

A Shares
                   Lutheran Brotherhood                                       Pro Forma
                      High Yield Fund                                         Thrivent
                                                                           High Yield Fund
1 Year                     $542                                                 $539
3 Years                    $736                                                 $727
5 Years                    $947                                                 $931
10 Years                  $1,553                                               $1,519

B Shares
                   Lutheran Brotherhood                                       Pro Forma
                      High Yield Fund                                         Thrivent
                                                                           High Yield Fund
1 Year                     $672                                                 $703
3 Years                    $833                                                 $927
5 Years                   $1,018                                               $1,178
10 Years                  $1,530                                               $1,662

Institutional Shares
                   Lutheran Brotherhood                                       Pro Forma
                      High Yield Fund                                         Thrivent
                                                                           High Yield Fund
1 Year                      $68                                                  $50
3 Years                    $214                                                 $157
5 Years                    $373                                                 $274
10 Years                   $835                                                 $616

                              Lutheran Brotherhood Income Fund / Thrivent Income Fund

A Shares
                   Lutheran Brotherhood                                       Pro Forma
                        Income Fund                                           Thrivent
                                                                             Income Fund
1 Year                     $530                                                 $527
3 Years                    $700                                                 $691
5 Years                    $885                                                 $869
10 Years                  $1,418                                                $1384

B Shares
                   Lutheran Brotherhood                                       Pro Forma
                        Income Fund                                           Thrivent
                                                                             Income Fund
1 Year                     $660                                                 $694
3 Years                    $796                                                 $900
5 Years                    $955                                                $1,132
10 Years                  $1,394                                               $1,542

Institutional Shares
                                                                              Pro Forma
                   Lutheran Brotherhood                                       Thrivent
                        Income Fund                                          Income Fund
1 Year                      $61                                                  $42
3 Years                    $192                                                 $132
5 Years                    $335                                                 $230
10 Years                   $750                                                 $518

              Lutheran Brotherhood Limited Maturity Bond Fund / Thrivent Limited Maturity Bond Fund

A Shares
                   Lutheran Brotherhood                                       Pro Forma
                     Limited Maturity                                         Thrivent
                         Bond Fund                                        Limited Maturity
                                                                              Bond Fund
1 Year                      $94                                                  $96
3 Years                    $293                                                 $300
5 Years                    $509                                                 $520
10 Years                  $1,131                                               $1,155

B Shares
                   Lutheran Brotherhood                                       Pro Forma
                     Limited Maturity                                         Thrivent
                         Bond Fund                                        Limited Maturity
                                                                              Bond Fund
1 Year                     $594                                                 $596
3 Years                    $593                                                 $600
5 Years                    $609                                                 $620
10 Years                  $1,131                                               $1,155

Institutional Shares
                   Lutheran Brotherhood                                       Pro Forma
                     Limited Maturity                                         Thrivent
                         Bond Fund                                        Limited Maturity
                                                                              Bond Fund
1 Year                      $63                                                  $47
3 Years                    $199                                                 $148
5 Years                    $346                                                 $258
10 Years                   $774                                                 $579

You would pay the following expenses if you did not redeem your shares.

          Lutheran Brotherhood World Growth Fund / AAL International Fund

A Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood World                 AAL                            AAL
                             Growth Fund                International Fund             International Fund
1 Year                          $ 763                          $715                           $703
3 Years                        $1,206                         $1,062                         $1,024
5 Years                        $1,674                         $1,432                         $1,368
10 Years                       $2,964                         $2,469                         $2,335

B Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood World                 AAL                            AAL
                             Growth Fund                International Fund             International Fund
1 Year                          $300                           $307                           $346
3 Years                         $918                           $939                          $1,053
5 Years                         $1562                         $1,596                         $1,784
10 Years                       $2,878                         $2,625                         $2,719

Institutional Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood World                 AAL                            AAL
                             Growth Fund                International Fund             International Fund
1 Year                          $143                            $81                            $93
3 Years                         $443                           $252                           $290
5 Years                         $766                           $439                           $504
10 Years                       $1,680                          $978                          $1,120

                           Lutheran Brotherhood Growth Fund / AAL Aggressive Growth Fund

A Shares
                                                                                            Pro Forma
                    Lutheran Brotherhood Growth           AAL Aggressive                 AAL Aggressive
                                Fund                        Growth Fund                    Growth Fund
1 Year                          $ 759                          $796                           $753
3 Years                        $1,195                         $1,306                         $1,177
5 Years                        $1,655                         $1,840                         $1,626
10 Years                       $2,925                         $3,295                         $2,869

B Shares
                                                                                            Pro Forma
                    Lutheran Brotherhood Growth           AAL Aggressive                 AAL Aggressive
                                Fund                        Growth Fund                    Growth Fund
1 Year                          $296                           $374                           $342
3 Years                         $907                          $1,138                         $1,042
5 Years                        $1,543                         $1,920                         $1,765
10 Years                       $2,838                         $3,375                         $2,998

Institutional Shares
                                                                                            Pro Forma
                    Lutheran Brotherhood Growth           AAL Aggressive                 AAL Aggressive
                                Fund                        Growth Fund                    Growth Fund
1 Year                          $108                           $120                           $103
3 Years                         $337                           $375                           $322
5 Years                         $585                           $649                           $558
10 Years                       $1,294                         $1,432                        $1,236

                             Lutheran Brotherhood Fund / AAL Capital Growth Fund

A Shares
                                                                                            Pro Forma
                      Lutheran Brotherhood Fund       AAL Capital Growth Fund        AAL Capital Growth Fund
1 Year                          $648                           $651                           $647
3 Years                         $857                           $866                           $854
5 Years                        $1,082                         $1,098                         $1,077
10 Years                       $1,729                         $1,762                         $1,718

B Shares
                                                                                            Pro Forma
                      Lutheran Brotherhood Fund       AAL Capital Growth Fund        AAL Capital Growth Fund
1 Year                          $180                           $222                           $232
3 Years                         $557                           $685                           $715
5 Years                         $959                          $1,175                         $1,225
10 Years                       $1,620                         $1,840                         $1,863

Institutional Shares
                                                                                            Pro Forma
                      Lutheran Brotherhood Fund       AAL Capital Growth Fund        AAL Capital Growth Fund
1 Year                           $62                            $59                            $56
3 Years                         $195                           $186                           $176
5 Years                         $340                           $324                           $307
10 Years                        $762                           $726                           $689

                                 Lutheran Brotherhood Value Fund / AAL Equity Income Fund

A Shares
                     Lutheran Brotherhood Value                                             Pro Forma
                                Fund                  AAL Equity Income Fund         AAL Equity Income Fund
1 Year                          $721                           $657                           $657
3 Years                        $1,079                          $883                           $883
5 Years                        $1,461                         $1,128                         $1,128
10 Years                       $2,529                         $1,827                         $1,827

B Shares
                     Lutheran Brotherhood Value                                             Pro Forma
                                Fund                  AAL Equity Income Fund         AAL Equity Income Fund
1 Year                          $256                           $220                           $243
3 Years                         $788                           $679                           $748
5 Years                        $1,345                         $1,164                         $1,280
10 Years                       $2,435                         $1,868                         $1,976

Institutional Shares
                     Lutheran Brotherhood Value                                             Pro Forma
                                Fund                  AAL Equity Income Fund         AAL Equity Income Fund
1 Year                           $96                            $56                            $55
3 Years                         $300                           $176                           $173
5 Years                         $520                           $307                           $302
10 Years                       $1,155                          $689                           $677

                           Lutheran Brotherhood Municipal Bond Fund / AAL Municipal Bond Fund

A Shares
                                                                                            Pro Forma
                        Lutheran Brotherhood                    AAL                            AAL
                         Municipal Bond Fund            Municipal Bond Fund            Municipal Bond Fund
1 Year                          $518                           $531                           $524
3 Years                         $664                           $703                           $682
5 Years                         $822                           $890                           $853
10 Years                       $1,281                         $1,429                         $1,350

B Shares
                                                                                            Pro Forma
                        Lutheran Brotherhood                    AAL                            AAL
                         Municipal Bond Fund            Municipal Bond Fund            Municipal Bond Fund
1 Year                          $148                           $169                           $163
3 Years                         $459                           $523                           $505
5 Years                         $792                           $902                           $871
10 Years                       $1,256                         $1,445                         $1,370

Institutional Shares
                                                                                            Pro Forma
                        Lutheran Brotherhood                    AAL                            AAL
                         Municipal Bond Fund            Municipal Bond Fund            Municipal Bond Fund
1 Year                           $55                            $52                            $46
3 Years                         $173                           $164                           $144
5 Years                         $302                           $285                           $252
10 Years                        $677                           $640                           $567

                             Lutheran Brotherhood Money Market Fund / AAL Money Market Fund

A Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood Money                 AAL                            AAL
                             Market Fund                 Money Market Fund              Money Market Fund
1 Year                           $91                            $95                            $93
3 Years                         $284                           $296                           $290
5 Years                         $493                           $515                           $504
10 Years                       $1,096                         $1,143                         $1,120

B Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood Money                 AAL                            AAL
                             Market Fund                 Money Market Fund              Money Market Fund
1 Year                           $91                           $185                           $202
3 Years                         $284                           $573                           $624
5 Years                         $493                           $985                          $1,073
10 Years                       $1,096                         $1,587                         $1,657

Institutional Shares
                                                                                            Pro Forma
                     Lutheran Brotherhood Money                 AAL                            AAL
                             Market Fund                 Money Market Fund              Money Market Fund
1 Year                           $51                            $58                            $61
3 Years                         $160                           $183                           $192
5 Years                         $280                           $318                           $335
10 Years                        $628                           $714                           $750

 Lutheran Brotherhood Opportunity Growth Fund / Lutheran Brotherhood Mid Cap Growth Fund /Thrivent Mid Cap Growth Fund

A Shares
                        Lutheran Brotherhood       Lutheran Brotherhood Mid             Pro Forma
                      Opportunity Growth Fund           Cap Growth Fund         Thrivent Mid Cap Growth
                                                                                          Fund
1 Year                          $716                          $712                        $686
3 Years                        $1,065                        $1,053                       $972
5 Years                        $1,437                        $1,417                      $1,279
10 Years                       $2,479                        $2,438                      $2,148

B Shares
                       Lutheran Brotherhood       Lutheran Brotherhood Mid             Pro Forma
                      Opportunity Growth Fund          Cap Growth Fund         Thrivent Mid Cap Growth
                                                                                         Fund
1 Year                         $251                          $247                        $307
3 Years                        $773                          $761                        $939
5 Years                       $1,321                        $1,301                      $1,596
10 Years                      $2,383                        $2,342                      $2,446

Institutional Shares
                        Lutheran Brotherhood       Lutheran Brotherhood Mid Cap         Pro Forma
                       Opportunity Growth Fund              Growth Fund              Thrivent Mid Cap
                                                                                       Growth Fund
1 Year                           $81                            $78                        $57
3 Years                         $252                           $243                        $179
5 Years                         $439                           $422                        $313
10 Years                        $978                           $942                        $701

              Lutheran Brotherhood High Yield Fund / Thrivent High Yield Fund

A Shares
                     Lutheran Brotherhood High                                              Pro Forma
                             Yield Fund                                                     Thrivent
                                                                                         High Yield Fund
1 Year                          $542                                                          $539
3 Years                         $736                                                          $727
5 Years                         $947                                                          $931
10 Years                       $1,553                                                        $1,519

B Shares
                     Lutheran Brotherhood High                                              Pro Forma
                             Yield Fund                                                     Thrivent
                                                                                         High Yield Fund
1 Year                          $172                                                          $203
3 Years                         $533                                                          $627
5 Years                         $918                                                         $1,078
10 Years                       $1,530                                                        $1,662

Institutional Shares
                     Lutheran Brotherhood High                                              Pro Forma
                             Yield Fund                                                     Thrivent
                                                                                         High Yield Fund
1 Year                           $68                                                           $50
3 Years                         $214                                                          $170
5 Years                         $373                                                          $296
10 Years                        $835                                                          $616

                           Lutheran Brotherhood Income Fund / Thrivent Income Fund

A Shares
                    Lutheran Brotherhood Income                                             Pro Forma
                                Fund                                                        Thrivent
                                                                                           Income Fund
1 Year                          $530                                                          $527
3 Years                         $700                                                          $691
5 Years                         $885                                                          $869
10 Years                       $1,418                                                        $1,384

B Shares
                    Lutheran Brotherhood Income                                             Pro Forma
                                Fund                                                        Thrivent
                                                                                           Income Fund
1 Year                          $160                                                          $194
3 Years                         $496                                                          $600
5 Years                         $855                                                         $1,032
10 Years                       $1,394                                                        $1,542

Institutional Shares
                                                                                            Pro Forma
                    Lutheran Brotherhood Income                                             Thrivent
                                Fund                                                       Income Fund
1 Year                           $61                                                           $42
3 Years                         $192                                                          $132
5 Years                         $335                                                          $230
10 Years                        $750                                                          $518

            Lutheran Brotherhood Limited Maturity Bond Fund / Thrivent Limited Maturity Bond Fund

A Shares
                    Lutheran Brotherhood Limited                                            Pro Forma
                              Maturity                                                      Thrivent
                              Bond Fund                                                 Limited Maturity
                                                                                            Bond Fund
1 Year                           $94                                                           $96
3 Years                         $293                                                          $300
5 Years                         $509                                                          $520
10 Years                       $1,131                                                        $1,155

B Shares
                    Lutheran Brotherhood Limited                                            Pro Forma
                              Maturity                                                      Thrivent
                              Bond Fund                                                 Limited Maturity
                                                                                            Bond Fund
1 Year                           $94                                                           $96
3 Years                         $293                                                          $300
5 Years                         $509                                                          $520
10 Years                       $1,131                                                        $1,155

Institutional Shares
                    Lutheran Brotherhood Limited                                            Pro Forma
                              Maturity                                                      Thrivent
                              Bond Fund                                                 Limited Maturity
                                                                                            Bond Fund
1 Year                           $63                                                           $47
3 Years                         $199                                                          $148
5 Years                         $346                                                          $258
10 Years                        $774                                                          $579

                                       Comparison of Investment Performance

The average  annual  total  returns  for the LB Funds that will be  reorganized  into an Existing  AAL Fund and the average  annual total  returns of the Existing AAL Fund are set forth in the charts below for one year,  five years and 10 years (or since inception if less).

                          AAL International Fund / Lutheran Brotherhood World Growth Fund

Average Annual Total Returns as of December 31, 2003

A Shares
                                                    1 year           5 years       Since Inception   Inception Date
Lutheran Brotherhood World Growth Fund              28.81%           (2.01)%            2.74%           9/15/95
AAL International Fund                              29.47%           (2.68)%            1.30%            8/1/95

B Shares
                                                    1 year           5 years       Since Inception   Inception Date
Lutheran Brotherhood World Growth Fund              27.82%           (2.76)%            0.09%           10/31/97
AAL International Fund                              27.44%           (3.84)%           (1.09)%           1/8/97

Institutional Shares
                                                    1 year           5 years       Since Inception   Inception Date
Lutheran Brotherhood World Growth Fund              30.52%           (1.19)%            1.43%           10/31/97
AAL International Fund                              30.54%           (1.96)%           (0.35)%          12/29/97

                           Lutheran Brotherhood Growth Fund / AAL Aggressive Growth Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Growth Fund                28.95%             (8.90)%           10/29/99
AAL Aggressive Growth Fund                      27.40%            (20.37)%            7/1/00

B Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Growth Fund                27.98%             (9.57)%           10/29/99
AAL Aggressive Growth Fund                      25.80%            (21.24)%            7/1/00

Institutional Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Growth Fund                30.92%             (7.85)%           10/29/99
AAL Aggressive Growth Fund                      29.04%            (19.38)%            7/1/00

                                Lutheran Brotherhood Fund / AAL Capital Growth Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                1 year             5 years           10 years

Lutheran Brotherhood Fund                       21.39%             (3.82)%             6.85%
AAL Capital Growth Fund                         21.13%             (0.48)%            10.18%

B Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Fund                       20.46%              0.41%            10/31/97
AAL Capital Growth Fund                         19.73%              6.69%             1/8/97

Institutional Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Fund                       22.17%              1.38%            10/31/97
AAL Capital Growth Fund                         21.71%              4.57%            12/29/97

                             Lutheran Brotherhood Value Fund / AAL Equity Income Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Value Fund                 26.40%             (1.69)%           10/29/99
AAL Equity Income Fund                          27.10%              5.95%             3/18/94

B Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Value Fund                 25.50%             (2.42)%           10/29/99
AAL Equity Income Fund                          25.58%              4.24%             1/8/97

Institutional Shares
                                                1 year         Since Inception    Inception Date

Lutheran Brotherhood Value Fund                 27.86%             (0.85)%           10/29/99
AAL Equity Income Fund                          27.79%              2.88%            12/29/97

                        Lutheran Brotherhood Municipal Bond Fund / AAL Municipal Bond Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                         1 year          5 years         10 years
Lutheran Brotherhood  Municipal Bond Fund                 4.42%           5.24%            5.52%
AAL Municipal Bond Fund                                   4.81%           4.87%            5.62%

B Shares
                                                         1 year          5 years      Since Inception  Inception Date
Lutheran Brotherhood  Municipal Bond Fund                 3.76%           4.50%            4.98%          10/31/97
AAL Municipal Bond Fund                                   3.87%           4.00%            5.26%           1/8/97

Institutional Shares
                                                         1 year          5 years           Since       Inception Date
                                                                                         Inception
Lutheran Brotherhood  Municipal Bond Fund                 4.74%           5.49%            5.86%          10/31/97
AAL Municipal Bond Fund                                   5.12%           5.20%            5.36%          12/29/97

                          Lutheran Brotherhood Money Market Fund / AAL Money Market Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                         1 year          5 years         10 years
Lutheran Brotherhood  Money Market Fund                   0.34%           2.91%            3.69%
AAL Money Market Fund                                     0.44%           3.08%            3.84%

B Shares
                                                         1 year          5 years      Since Inception  Inception Date
LB Money Market Fund                                      0.34%           2.91%            3.26%          10/31/97
AAL Money Market Fund                                     0.20%           2.28%            2.93%           1/8/97

Institutional Shares
                                                         1 year          5 years      Since Inception  Inception Date
LB Money Market Fund                                      0.81%           3.30%            3.63%          10/31/97
AAL Money Market Fund                                     0.69%           3.39%            3.68%          12/29/97

 Lutheran Brotherhood Opportunity Growth Fund / Lutheran Brotherhood Mid Cap Growth Fund /Thrivent Mid Cap Growth Fund

Average Annual Total Return as of December 31, 2003

A Shares
                                                         1 year          5 years      Since Inception  Inception Date
Lutheran Brotherhood Opportunity Growth Fund             40.52%          (2.08)%           4.95%           1/8/93
Lutheran Brotherhood Mid Cap Growth Fund                 33.72%           5.41%            7.73%          5/30/97

B Shares
                                                         1 year          5 years      Since Inception  Inception Date

Lutheran Brotherhood Opportunity Growth Fund             39.43%          (2.80)%          (4.22)%         10/31/97
Lutheran Brotherhood Mid Cap Growth Fund                 32.60%           4.62%            5.71%          10/31/97

Institutional Shares
                                                         1 year          5 years      Since Inception  Inception Date

Lutheran Brotherhood Opportunity Growth Fund             42.14%          (1.33)%          (3.02)%         10/31/97
Lutheran Brotherhood Mid Cap Growth Fund                 35.25%           6.24%            7.08%          10/31/97

No performance  information  is shown for the New Thrivent Funds because they will not commence  operations or have any assets or  liabilities  prior to the completion of the  Reorganizations.  For  historical  purposes,  they will assume the  performance  history of their  predecessor  LB Funds (except that the Thrivent Mid Cap Growth Fund will assume  the  performance  history  of the  Lutheran  Brotherhood  Mid  Cap  Growth  Fund  and  not of the  Lutheran
Brotherhood Opportunity Growth Fund).

                             COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

In addition to the investment  objectives and strategies  described below, the LB Funds and the Thrivent/AAL  Funds are  subject  to  certain  additional  investment  policies  and  limitations.  See  discussion  under the  heading
"Additional Policies and Limitations".

The following compares and contrasts the investment objectives, strategies, and risks of each LB Fund and its corresponding Thrivent/AAL Fund.

                                        LB Funds / Existing Thrivent Funds

The investment objectives and strategies of each LB Fund that will be reorganized into an Existing AAL Fund are similar in all material respects to its corresponding Fund.

                          Lutheran Brotherhood World Growth Fund / AAL International Fund

Investment Objectives

The AAL International Fund seeks long-term capital growth by investing primarily in foreign stocks.

The Lutheran  Brotherhood World Growth Fund seeks to achieve long-term growth of capital by investing  primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Investment Strategies

The AAL International  Fund and the Lutheran  Brotherhood World Growth Fund use  substantially  similar  investment strategies.  Under normal  circumstances,  the AAL  International  Fund invests at least 65% of its total assets in foreign stocks and  convertible  foreign  securities of at least three  different  countries.  It focuses on stocks primarily  trading in the United Kingdom,  Western Europe,  Australia,  Far East,  Latin America and Canada.  Under
normal  circumstances,  the LB World  Growth  Fund  invests  at least 65% of its net  assets  in  common  stocks of established  non-U.S.  companies.  While stocks may be  purchased  in the LB World Growth Fund without  regard to a company's  market  capitalization,  the focus  typically  will be on large and, to a lesser  extent,  medium-sized, companies.  Each fund may invest in both developed and emerging  markets.  Bottom-up  stock  selection is the focus of  decision-making  for both funds.  Using this approach,  the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the fund's investment policy.

If the  Reorganization is approved,  under normal market  circumstances the merged fund will invest at least 80% of its net  assets  (plus the  amount of any  borrowing  for  investment  purposes)  in  stocks.  While  stocks may be purchased  without  regard to a company's  market  capitalization,  the focus  typically will be on large and, to a lesser  extent,  medium  sized,  companies.  The assets of the fund will be  allocated  generally on an equal basis among a growth style  investment  subadviser and a value style investment  subadviser.  The fund may invest in both developed and emerging markets.  Bottom-up stock selection is the focus of decision-making for both subadvisers.

Thrivent Investment Management Inc. has selected two subadvisers with differing management styles to subadvise the merged Fund: T. Rowe Price International, Inc. ("Price International") and Mercator Asset Management, LP
("Mercator").  Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The fund's assets are allocated generally on an equal basis among the two investment subadvisers.

T. Rowe Price International, Inc.

Stock  selection  reflects a growth  style.  While stocks may be  purchased  without  regard to a company's  market capitalization,  Price  International's  focus  typically will be on large and, to a lesser  extent,  medium-sized, companies.  Price  International  invests  primarily  in common  stocks,  although  to a lesser  extent it may also purchase other  instruments and securities,  including  foreign currency and foreign currency  exchange  contracts, futures and options, in keeping with the fund's objective.

In determining the appropriate  distribution of investments among various countries and geographic  regions,  Price
International  employs in-depth  fundamental  research in an effort to identify  companies capable of achieving and sustaining  above-average,  long-term  earnings  growth.  (Fundamental  analysis  generally  involves  assessing  a company's or security's value based on factors such as sales, assets, markets,  management,  products and services, earnings,  and financial  structure.)  Price  International  seeks to purchase such stocks at reasonable  prices in relation to present or anticipated  earnings,  cash flow, or book value, and valuation  factors often influence its allocations among large-, mid-, or small-cap shares.

While Price  International  invests with an awareness of the global economic  backdrop and its outlook for industry sectors  and  individual  countries,  bottom-up  stock  selection  is the  focus  of its  decision-making.  Country allocation is driven  largely by stock  selection,  though the  sub-adviser  may limit  investments in markets that appear to have poor overall prospects.

In  selecting  stocks,  Price  International  generally  favors  companies  with  one  or  more  of  the  following characteristics:

o        Leading market position
o        Attractive business niche
o        Strong franchise or natural monopoly
o        Technological leadership or proprietary advantages
o        Seasoned management
o        Earnings growth and cash flow sufficient to support growing dividends
o        Healthy balance sheet with relatively low debt

In addition,  Price  International  may purchase some securities that do not meet its normal  investment  criteria, as described above,  when it perceives an unusual  opportunity for gain. These special  situations might arise when
Price  International  believes a security  could  increase in value for a variety of reasons  including a change in management,  an  extraordinary  corporate  event,  or a  temporary  imbalance  in the  supply of or demand  for the securities.  Price  International  may sell  securities  for a variety of reasons,  such as to secure gains,  limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP

Stock  selection  reflects a value  style.  Mercator  may  invest in  securities  of issuers of any  capitalization size.  Although  Mercator invests  primarily in equity  securities,  it also may invest in fixed income  securities and derivatives.

Mercator  combines a relative  value style with bottom-up  stock  analysis.  The goal of the investment  team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive,  undervalued  securities that have good earnings  prospects.  Using initial screens based on historical data,  Mercator uses its proprietary database to identify  securities which are inexpensive  relative their respective  historical  prices,  industries, and  markets.  Mercator  subjects  the most  attractive  stocks to  fundamental  analysis,  which seeks to validate projected  financial data and considers  company,  industry,  and macro factors.  (Fundamental  analysis  generally involves  assessing a company's or security's value based on factors such as sales,  assets,  markets,  management, products and  services,  earnings,  and  financial  structure.)  Mercator  will  consider  selling a security  when fundamental analysis indicates that that the security is less attractive than alternative investments.

Investment Risks

The AAL International Fund and the Lutheran Brotherhood World Growth Fund are subject to the following principal investment risks in additional to the principal risks applicable to all Funds and to all equity Funds set forth below.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally  have a less liquid resale market.  As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which the Funds invest generally carry more risk than stocks of  U.S. companies.  The economies and financial markets of certain regions-such as Latin America, Asia,
Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction
costs.   The Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Fund's ability to repatriate capital or income.
The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency.  The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency
positions are hedged.   Under normal conditions, the Fund does not engage in extensive foreign currency hedging
programs.   Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

                           Lutheran Brotherhood Growth Fund / AAL Aggressive Growth Fund

Investment Objectives

The Lutheran Brotherhood Growth Fund seeks to achieve long-term growth of capital.

The AAL  Aggressive  Growth Fund seeks  long-term  capital  appreciation  by investing  primarily in a  diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

The Lutheran  Brotherhood  Growth Fund and the AAL  Aggressive  Growth Fund use  substantially  similar  investment strategies.  Under  normal  circumstances,  both  funds  invest at least 65% of their  respective  total  assets in common stocks of growth companies with large market  capitalizations.  If the  Reorganization is approved,  the AAL
Aggressive  Growth Fund will begin  investing,  under  normal  market  conditions,  80% of its net assets (plus the amount  of any  borrowing  for  investment  purposes)  in  common  stocks of growth  companies  with  large  market capitalizations.  Both funds use fundamental  and technical  investment  research  techniques to identify stocks of companies that the investment  adviser believes have  demonstrated and will sustain  above-average  earnings growth over time,  or which are  expected to develop  rapid sales and earnings  growth in the future when  compared to the economy and stock market as a whole.  Because of the substantial  similarities in their  investment  objectives and strategies,  and because the funds are managed by the same  investment  adviser and portfolio  manager,  the stocks included in their investment portfolios and the proportions in which they are included are substantially similar.

Investment Risks
The Lutheran Brotherhood Growth Fund and the AAL Aggressive Growth Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds and to Equity Funds set forth below.

Growth Securities Risk.  A growth fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Large Company Risk.  The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

                                Lutheran Brotherhood Fund / AAL Capital Growth Fund

Investment Objectives

The Lutheran Brotherhood Fund seeks growth of capital and income.

The AAL Capital Growth Fund seeks  long-term  capital growth by investing  primarily in a diversified  portfolio of common stocks and securities  convertible  into common stocks.  The investment  objective of the AAL Capital Growth
Fund does not involve an income component.

Investment Strategies

Under normal  circumstances,  the Lutheran  Brotherhood  Fund invests at least 65% of its total assets in stocks of companies  with large  market  capitalizations  (defined  according  to the market  capitalization  classifications published by Lipper,  Inc.) which Thrivent  Investment  Management Inc. ("Thrivent  Investment Mgmt."),  the fund's investment adviser,  believes have balance sheet strength and profitability.  Under normal  circumstances,  the AAL
Capital  Growth  Fund  invests  at least  65% of its  total  assets in common  stocks,  not  including  convertible securities,  generally  focusing on  dividend-paying  stocks of companies  with earnings  growth per share that are higher  than stocks  included  in the S&P 500 Index.  The AAL  Capital  Growth  Fund  focuses on larger  companies, although it may invest across all market  capitalizations,  and does not invest in bonds for capital  growth or for long time periods.  If the  Reorganization is approved,  the AAL Capital Growth Fund will begin investing 80% of its net assets (plus the amount of any borrowing  for  investment  purposes) in common  stocks of large  companies.
The Lutheran  Brotherhood  Fund uses  fundamental,  quantitative  and technical  investment  techniques to identify stocks of  companies  that it believes  have a leading  position  and  successful  business  strategy  within their industry.  The AAL  Capital  Growth  Fund  uses a  bottom-up  approach  to  investing.  Using  this  approach,  the investment  adviser  identifies  an  individual  company  it  believes  is an  attractive  investment  opportunity, consistent  with the AAL Capital  Growth Fund's  investment  policy.  Because of the  substantial  overlap in their investment  objectives and strategies,  and because the Lutheran  Brotherhood  Fund and the AAL Capital Growth Fund
are  managed  by the  same  investment  adviser  and the same  portfolio  manager,  the  stocks  included  in their respective investment portfolios and the proportions in which they are included are substantially similar.

Investment Risks
The Lutheran Brotherhood Growth Fund and the AAL Capital Growth Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds and to all equity Funds as described below.

Large Company Risk.  The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

                             Lutheran Brotherhood Value Fund / AAL Equity Income Fund

Investment Objectives

The Lutheran Brotherhood Value Fund seeks to achieve long-term growth of capital.

The investment objective of the AAL Equity Income Fund is to achieve long-term growth of capital.

Investment Strategies

The  Lutheran  Brotherhood  Value  Fund  and the AAL  Equity  Income  Fund  use  substantially  similar  investment strategies.  Under  normal  market  conditions,  the  Lutheran  Brotherhood  Value Fund invests at least 65% of its assets in common stocks of companies with large market  capitalizations  that its investment adviser believes to be undervalued,  while the AAL Equity  Income Fund  invests at least 80% of total  assets in  income-producing  equity securities.  Beginning  approximately  July 16,  2004,  the AAL Income Fund will change its name to Thrivent  Large
Cap Value  Fund and begin  investing  80% of its net  assets  (plus the  amount  of any  borrowing  for  investment purposes) in common  stocks of large  companies.  The Lutheran  Brotherhood  Value Fund uses both  fundamental  and technical  investment  research  techniques to identify  stocks of companies  that it believes are  undervalued  in relation  to their  long-term  earnings  power or asset  value,  while the AAL Equity  Income Fund uses a bottom-up approach to investing.  Using this  approach,  the investment  adviser to the AAL Equity Income Fund  identifies an individual  company it believes is an  attractive  investment  opportunity  consistent  with the fund's  investment policy.  Because of the substantial  similarities in their  investment  objectives and strategies,  and because the funds are managed by the same investment  adviser and portfolio  manager,  the stocks included in their  respective investment portfolios and the proportions in which they are included are substantially similar.

Investment Risks
The Lutheran Brotherhood Value Fund and the AAL Equity Income Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds and to all equity Funds as described below.

Value Investment Risk.  There is a risk that stocks of undervalued companies may not rise as quickly as anticipated in the market doesn't recognize their intrinsic or if value stocks are out of favor.  In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

                        Lutheran Brotherhood Municipal Bond Fund / AAL Municipal Bond Fund

Investment Objectives

The  Lutheran  Brotherhood  Municipal  Bond Fund seeks a high level of current  income which is exempt from federal income tax.

The AAL  Municipal  Bond Fund seeks a high level of current  income exempt from federal  income  taxes,  consistent with capital preservation, by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

The Lutheran Brotherhood  Municipal Bond Fund and the AAL Municipal Bond Fund use substantially  similar investment strategies.  Under normal market  conditions,  both funds invest at least 80% of their  respective net assets (plus the amount of any borrowing  for  investment  purposes) in municipal  bonds.  This is a fundamental  policy and may not be changed without  shareholder  approval.  Both funds may count securities that generate income subject to the alternative  minimum tax toward the 80%  investment  requirement.  The Lutheran  Brotherhood  Municipal Bond Fund's
investment  adviser uses fundamental  investment  research  techniques to determine what municipal bonds to buy and sell.  The  investment  adviser  for the  Lutheran  Brotherhood  Municipal  Fond Fund  focuses on  investment-grade municipal  bonds of issuers  that it  believes  are  financially  sound and have  healthy  balance  sheets,  strong operating income and good economic  prospects.  Similarly,  the investment  adviser for the AAL Municipal Bond Fund focuses on municipal  bonds rated within the three highest  rating  categories  assigned by at least one Nationally
Recognized  Statistical  Rating  Organization at the time of purchase.  Because of the substantial  similarities in their investment  objectives and strategies,  and because the funds are managed by the same investment  adviser and portfolio  manager,  the securities  included in their investment  portfolios and the proportions in which they are included are substantially similar.

Investment Risks
The Lutheran Brotherhood Municipal Bond Fund and the AAL Municipal Bond Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds described below.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect  the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Tax Risk.  Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

                          Lutheran Brotherhood Money Market Fund / AAL Money Market Fund

Investment Objectives

The Lutheran Brotherhood Money Market Fund seeks current income consistent with stability of principal.

The AAL Money  Market Fund seeks a high level of current  income  while  maintaining  liquidity  and a constant net asset value of $1.00 per share by investing in a diversified  portfolio of  high-quality,  short-term  money market instruments.

Investment Strategies

The  Lutheran  Brotherhood  Money Market Fund and the AAL Money Market Fund use  substantially  similar  investment strategies.  Both funds invest in high quality,  dollar denominated,  short-term debt securities that mature in 397 days or less and maintain a  dollar-weighted  average  portfolio  maturity of not more than 90 days. The investment adviser of both funds  tries to  maintain  a $1 share  price.  Because  of the  substantial  similarities  in their investment  objectives and  strategies,  and because the Lutheran  Brotherhood  Money Market Fund and the AAL Money
Market Fund are managed by the same  investment  adviser and portfolio  manager,  the securities  included in their investment portfolios and proportions in which they are included are substantially similar.

An  investment  in either the  Lutheran  Brotherhood  Money  Market Fund or the AAL Money Market Fund is not a bank deposit and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  or any other  government agency.  Although the funds seek to preserve the value of your  investment at $1 per share,  it is possible to lose money by investing in either fund.

Investment Risks
The Lutheran  Brotherhood  Money Market Fund and the AAL Money Market Fund are subject to the  following  principal investment risks in addition to principal risks that apply to all Funds as described below.

Credit  Risk.  Credit  risk is the risk that an issuer of a security  held by the Fund may no longer be able to pay its debt. As a result of such an event, the security may decline in price and  affect the value of the Fund.

Interest  Rate Risk. A weak  economy,  strong  equity  markets,  or changes by the Federal  Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal.  The success of the Fund's  investment  strategy depends  significantly  on Thrivent  Investment
Mgt.'s skill in assessing  the  potential of the  securities  in which the Fund  invests.  An investment in the AAL
Money  Market  Fund is not a bank  deposit  and is not  insured or  guaranteed  by the  Federal  Deposit  Insurance
Corporation  or any other  government  agency.  Although  the AAL Money  Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                      LB Funds / Thrivent Mid Cap Growth Fund

 Lutheran Brotherhood Opportunity Growth Fund / Lutheran Brotherhood Mid Cap Growth Fund / Thrivent Mid Cap Growth
                                                       Fund

Investment Objectives

The investment  objective of each of the Lutheran  Brotherhood  Opportunity  Growth Fund, the Lutheran  Brotherhood
Mid Cap Growth Fund and the Thrivent Mid Cap Growth Fund is to achieve  long-term  growth of capital.  The Thrivent
Mid Cap Growth Fund was organized in connection with this  Reorganization  solely for the purpose of continuing the business of the Lutheran Brotherhood Mid Cap Growth Fund and the Lutheran Brotherhood Opportunity Growth Fund.

Investment Strategies

The principal  strategy of both the Lutheran  Brotherhood  Mid Cap Growth Fund and the Thrivent Mid Cap Growth Fund
is to invest in common stocks of companies  with medium  market  capitalizations.  Under normal market  conditions, both  funds  invest at least 80% of their  respective  assets  (plus the  amount of any  borrowing  for  investment purposes) in companies  with market  capitalizations  similar to those  companies  included in widely known mid cap indices  such as the Russell  Midcap  Growth  Index and the S&P Mid Cap  400/Barra  Growth Index at the time of the fund's  investment.  (Although  market  capitalizations  are  constantly  changing,  as of December 31,  2003,  the
Russell  Midcap Growth Index  included  companies with  capitalizations  between $651 million and $17 billion.  The
S&P Mid Cap  400/Barra  Growth  Index  included  companies  with  capitalizations  between  $507  million and $12.4 billion.)  If the  Lutheran  Brotherhood  Mid Cap Growth  Fund or the  Thrivent  Mid Cap Growth  Fund  change  this policy, shareholders will be notified at least 60 days prior to such a change.

The  principal  strategy of the  Lutheran  Brotherhood  Opportunity  Growth  Fund is to invest in common  stocks of
companies  with  small  market   capitalizations.   Under  normal  market  conditions,   the  Lutheran  Brotherhood
Opportunity  Growth Fund  invests at least 65% of its assets in  companies  that fall within the range of companies included  in the Russell  2000 Index at the time of the fund's  investment.  Although  market  capitalizations  are constantly  changing,  as of December 31, 2003,  the Russell 2000 Index  included  companies  with  capitalizations between $42 million and $2.1 billion.

Thrivent  Investment  Mgt.,  the investment  adviser to the Thrivent Mid Cap Growth Fund, the Lutheran  Brotherhood
Mid Cap Growth Fund and the  Lutheran  Brotherhood  Opportunity  Growth Fund,  uses  fundamental  quantitative  and technical  investment  research  techniques to determine what  securities to buy and sell.  Fundamental  investment analysis  generally  involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial structure.  Quantitative analysis generally involves  assessing a company's or security's  value based on such factors as the cost of capital;  the  historical and  projected  patterns  of sales,  costs,  and  profitability  in the money  market and the  securities  markets.
Technical  analysis  generally  involves studying trends and movements in a security's price,  trading volume,  and other  market-related  factors in an attempt to discern  patterns.  Thrivent  Investment Mgt.  focuses on companies that have a strong  record of earnings  growth or show good  prospects  for growth in sales and  earnings  and also considers the trends in the market as a whole.

Investment Risks
The Lutheran Brotherhood Mid Cap Growth Fund, the Lutheran Brotherhood Opportunity Growth Fund and the Thrivent
Mid Cap Growth Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds and to all Equity Funds as described below.

Growth Securities Risk.  A growth fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The Lutheran Brotherhood Opportunity Growth Fund is subject to small company risk whereas the Lutheran
Brotherhood Mid Cap Growth Fund and Thrivent Mid Cap Growth Fund are subject to mid-size company risk.

Small Company Risk.  Smaller companies often have shorter histories and less seasoned operations.  Similarly, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Mid-Size Company Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

                                           LB Funds / New Thrivent Funds

                          Lutheran Brotherhood High Yield Fund / Thrivent High Yield Fund

Investment Objectives

The  investment  objectives  and  strategies of the Thrivent High Yield Fund are identical to those of the Lutheran
Brotherhood  High Yield  Fund.  Both funds seek high  current  income  and,  secondarily,  growth of  capital.  The
Thrivent  High  Yield  Fund was  organized  in  connection  with this  Reorganization  solely  for the  purpose  of continuing the business of the Lutheran Brotherhood High Yield Fund.

Investment Strategies

Under normal  market  conditions,  both the Thrivent High Yield Fund and the Lutheran  Brotherhood  High Yield Fund
invest at least 80% of their  respective net assets (plus the amount of any borrowing for  investment  purposes) in high yield,  high-risk bonds,  notes,  debentures and other debt obligations or preferred stocks.  These securities are  commonly  know as "junk  bonds." At the time of purchase  these  securities  are rated  within or below the BB major  rating  category by  Standard & Poor's  Corporation  or the Ba major  rating  category  by Moody's  Investor
Services,  Inc. or are  unrated but  considered  to be of  comparable  quality by  Thrivent  Investment  Mgt.,  the
Portfolio's  investment  adviser.  The funds invest in securities  regardless of the securities'  average maturity.
If Thrivent  Investment  Mgt.  determines  that the funds would  benefit from  reducing the  percentage of invested assets from 80% to a lesser amount, you will be notified at least days prior to such a change.

Thrivent  Investment  Mgt.  uses  fundamental,  quantitative,  and  technical  investment  research  techniques  to determine  what  securities  to buy and sell.  Fundamental  investment  analysis  generally  involves  assessing  a company's or security's value based on factors such as sales, assets, markets,  management,  products and services, earnings,  and financial  structure.  Quantitative  analysis generally involves assessing a company's or security's value based on such factors as the cost of capital,  the historical  and projected  patterns of sales,  costs,  and profitability  in the money market and the securities  markets.  Technical  analysis  generally  involves  studying trends and movements in a security's  price,  trading  volume,  and other  market-related  factors in an attempt to discern  patterns.  Thrivent  Investment Mgt. focuses on companies that it believes are financially  sound and have strong cash flow, asset values and interest or dividend earnings.

Thrivent  Investment Mgt. may sell securities for a variety of reasons,  such as to secure gains,  limit losses, or reposition assets into more promising opportunities.

Investment Risks
The Lutheran Brotherhood High Yield Fund and the Thrivent High Yield Fund are subject to the following principal investment risks in addition to principal risks applicable to all Funds as described below.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

                              Lutheran Brotherhood Income Fund / Thrivent Income Fund

Investment Objectives

The  investment  objectives  and  strategies  of the  Thrivent  Income Fund are  identical to those of the Lutheran
Brotherhood  Income Fund.  Both funds seek high current  income while  preserving  principal,  and have a secondary investment  objective to obtain long-term growth of capital in order to maintain  investors'  purchasing power. The
Thrivent  Income Fund was organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the Lutheran Brotherhood Income Fund.

Investment Strategies

Both the  Thrivent  Income Fund and the  Lutheran  Brotherhood  Income Fund  primarily  invest in  investment-grade corporate bonds,  government bonds, and mortgage-backed  securities.  Under normal conditions,  at least 65% of the funds'  respective  assets will be  invested  in debt  securities  or  preferred  stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated  securities  considered to be of comparable quality by Thrivent Investment Mgt., the funds' investment adviser.

The funds may also  invest in  high-yield,  high-risk  bonds,  notes,  debentures  and other  debt  obligations  or preferred  stock  commonly  known as "junk  bonds." At the time of purchase  these  securities  are rated within or below the "BB" major  rating  category  by S&P or the "Ba" major  rating  category  by Moody's or are  unrated  but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental,  quantitative and technical  investment research techniques to determine what  securities to buy and sell.  Fundamental  investment  analysis  generally  involves  assessing a company's or security's value based on factors such as sales,  assets,  markets,  management,  products and services,  earnings, and financial  structure.  Quantitative  analysis  generally  involves dealing with measurable  factors such as the cost of capital,  the historical and projected patterns of sales,  costs, and profitability in the money market and the  securities  markets.  Technical  analysis  generally  involves  studying  trends and movements in a security's price,  trading volume, and other  market-related  factors in an attempt to discern patterns.  Thrivent  Investment
Mgt.  focuses on companies which it believes are  financially  sound and have strong cash flow,  asset values,  and interest or dividend earnings.

Thrivent  Investment Mgt. may sell securities for a variety of reasons,  such as to secure gains,  limit losses, or reposition assets into more promising opportunities.

Investment Risks
The Lutheran Brotherhood Income Fund and the Thrivent Income Fund are subject to the following principal investment risks in addition to the principal risks applicable to all Funds as described below.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

               Lutheran Brotherhood Limited Maturity Bond Fund / Thrivent Limited Maturity Bond Fund

Investment Objectives

The investment  objectives and strategies of the Thrivent  Limited Maturity Bond Fund are identical to those of the
Lutheran  Brotherhood  Limited  Maturity Bond Fund. Both funds seek a high level of current income  consistent with stability  of  principal.  The  Thrivent  Limited  Maturity  Bond  Fund  was  organized  in  connection  with  this
Reorganization solely for the purpose of continuing the business of the Lutheran Brotherhood Income Fund.

Investment Strategies

Both the Thrivent Limited Maturity Bond Fund and the Lutheran  Brotherhood  Limited Maturity Bond Fund invest their respective assets primarily in investment-grade  corporate bonds,  government bonds, municipal bonds,  asset-backed securities,  and mortgage-backed  securities.  Under normal conditions, at least 80% of the Funds' net assets (plus the amount of any  borrowing for  investment  purposes)  are invested in debt  securities or preferred  stock in at least the "Baa"  major  rating  category by Moody's or at least in the "BBB"  major  rating  category by Standard &
Poor's  Corporation or unrated securities  considered to be of comparable quality by Thrivent  Investment Mgt., the
Fund's  investment  adviser.  Should Thrivent  Investment Mgt.  determine that the Fund would benefit from reducing the  percentage  of  invested  assets from 80% to a lesser  amount,  you will be notified at least 60 days prior to such a change.

The Funds may also  invest in  high-yield,  high-risk  bonds,  notes,  debentures  and other  debt  obligations  or preferred  stock  commonly  known as "junk  bonds." At the time of purchase  these  securities  are rated within or below the "BB" major  rating  category  by S&P or the "Ba" major  rating  category  by Moody's or are  unrated  but considered to be of comparable quality by Thrivent Investment Mgt.

The  weighted  average  dollar-weighted  portfolio  maturity  for both Funds is expected to be between one and five years.  The average  dollar-weighted  maturity of the Fund is determined  by  calculating  the average  maturity of each debt security  owned by the Fund,  weighting  each security  according to the amount that it represents in the
Fund. In addition,  for asset-backed and  mortgage-backed  securities,  as well as bonds with required  prepayments or redemption rights, the calculation  considers the expected  prepayments of the underlying  securities and/or the present value of a mandatory stream of prepayments.

Thrivent  Investment  Mgt.  uses  fundamental,  quantitative,  and  technical  investment  research  techniques  to determine  what  securities  to buy and sell.  Fundamental  investment  analysis  generally  involves  assessing  a company's or security's value based on factors such as sales, assets, markets,  management,  products and services, earnings,  and financial structure.  Quantitative analysis generally involves dealing with measurable factors, such as the cost of capital,  the historical and projected  patterns of sales,  costs,  and  profitability  in the money market and the  securities  markets.  Technical  analysis  generally  involves  studying  trends and movements in a security's price,  trading volume,  and other  market-related  factors in an attempt to discern patterns.  Thrivent
Investment  Mgt.  focuses on companies  which it believes are  financially  sound and have strong cash flow,  asset values, and interest or dividend earnings.

Investment Risk
The Lutheran Brotherhood Limited Maturity Bond Fund and the Thrivent Limited Maturity Bond Fund are subject to the following principal  investment risks in addition to principal risks applicable to all Funds as described below.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive
to changes in interest rates than bonds with shorter durations or maturities.   In addition, both mortgage-backed
and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

                              Principal Investment Risks Applicable To Multiple Funds

                                      Principal Risks Applicable to All Funds

Each LB Fund and its corresponding Thrivent/AAL Fund are subject to the following principal investment risks:

Market Risk. Over time  securities  markets  generally tend to move in cycles with periods when  securities  prices rise and periods when securities  prices decline.  The value of the fund's  investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the fund's benchmark index.

Investment Adviser Risk. The fund is actively managed, and success of the fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the funds, but there can be no guarantee that these will produce the desired results.

Volatility  Risk.  Volatility  risk is the  risk  that  certain  types  of  securities  shift  in and out of  favor depending on market and economic  conditions  and investor  sentiment.  A fund may perform  differently  than other funds that employ a different  style (like  growth  versus  value) or consist of a certain  category of  securities
(like small-capitalization  stocks versus  large-capitalization  stocks). Bonds may also exhibit price fluctuations due to changes in interest  rate or bond yield  levels.  As a result,  the value of a fund's  shares may  fluctuate significantly in the short term.

                                  Principal Risks Applicable to All Equity Funds

Each of the following LB Funds and their corresponding Thrivent/AAL Fund are subject to the principal investment risks described below:

         Target LB Fund                                       Corresponding Acquiring AAL Fund
         --------------                                       --------------------------------
         Lutheran Brotherhood World Growth Fund               AAL International Fund
         Lutheran Brotherhood Growth Fund                     AAL Aggressive Growth Fund
         Lutheran Brotherhood Fund                            AAL Capital Growth Fund
         Lutheran Brotherhood Value Fund                      AAL Equity Income Fund
         Lutheran Brotherhood Opportunity Growth Fund
                           and                                Thrivent Mid Cap Growth Fund
         Lutheran Brotherhood Mid Cap Growth Fund

Equity Investment Risk.  To the extent the fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently, the value of the fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

                                        Additional Policies and Limitations

Each Fund is subject to fundamental policies and limitations in addition to those stated in its investment objective.  The policies and limitations of the Thrivent/AAL Fund into which an LB Fund will be reorganized are substantially the same, with the following exception:

                                                Inter-fund Lending

The policies of the Thrivent/AAL Funds permits inter-fund lending, whereas the LB Fund policies do not.

Thrivent/AAL Fund Policy:  None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv)
participate in an interfund lending program with other registered investment companies.

Corresponding LB Fund Policy: None of the Funds may lend any of its assets except portfolio securities.  The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by the Fund's investment objective and policies are not considered a loan for purposes of this limitation.

The shareholders of the Thrivent/AAL Funds approved a change in the fundamental  investment  restriction on lending at a  shareholder  meeting  held on March 9,  2004.  The  primary  purpose  of the change in policy was to give the
Funds the flexibility to participate in an inter-fund  lending program.  Implementation  of the inter-fund  lending program is contingent upon the SEC granting exemptive relief.

Under an inter-fund  lending  program,  each Fund would be able to lend and borrow cash for  temporary  purposes to and from each other and other mutual funds sponsored by Thrivent  Financial.  Such a program provides  liquidity to the Funds.

Currently,  the Trusts have a line of credit  agreement  with a bank that allows each Fund to borrow  money to meet redemption  requests and for other  temporary  purposes.  None of the Funds has ever borrowed money pursuant to the line of credit  agreement,  yet each Fund pays a commitment fee to the bank,  whether or not it ever borrows money.
The establishment of an inter-fund  lending program will reduce the required  borrowing  capacity under the line of credit agreement, which would generate savings for the Funds.

It is  anticipated  that all loans under the  inter-fund  lending  program  will be made  pursuant to a master loan agreement,  and a lending Fund could lend available cash to another Fund only when the "inter-fund  rate" is higher that the rate the lending Fund could earn on an overnight  government  repurchase  agreement or on other comparable short-term  investments.  Each borrowing Fund could borrow  through the  inter-fund  lending  program only when the inter-fund  rate is lower  than the  available  bank loan rate.  Thrivent  Investment  Mgt.  will (i)  monitor  the interest rates charged and other terms and conditions of the inter-fund  lending  program,  (ii) ensure  compliance with each Fund's  investment  policies and  limitations,  (iii) ensure  equitable  treatment of each Fund, and (iv)
make  quarterly  reports to the Board of Trustees  concerning  any  transactions  by the Funds under the inter-fund lending program.

The LB Funds and the Thrivent/AAL Funds have the following identical policies:

                                                     Borrowing

None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

                                           Issuance of Senior Securities

None of the Funds may issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission

The substantially similar policies are compared in the table below:

                      Target LB Funds                                      Acquiring Thrivent/AAL Funds

    None of the Funds will, with respect to 75% of its         None of the Funds will, with respect to 75% of its
    total assets, purchase securities of any issuer            total assets, purchase securities of an issuer
    (except Government Securities, as such term is             (other than the U.S. Government, its agencies,
    defined in the Investment Company Act of 1940) if,         instrumentalities or authorities or repurchase
    as a result, the Fund would own more than 10% of           agreements fully collateralized by U.S. Government
    the outstanding voting securities of such issuer or        securities and other investment companies) if (a)
    the Fund would have more than 5% of its total              such purchase would, at the time, cause more than 5%
    assets invested in the securities of such issuer.          of the Fund's total assets taken at market value to
                                                               be invested in the securities of such issuer; or (b)
                                                               such purchase would, at the time, result in more
                                                               than 10% of the outstanding voting securities of
                                                               such issuer being held by the Fund.

    None of the Funds may buy or sell real estate              None of the Funds may buy or sell real estate,
    unless acquired as a result of ownership of                except that any Fund may (i) acquire or lease office
    securities or other instruments, except that a Fund        space for its own use, (ii) invest in securities of
    may invest in securities or other instruments              issuers that invest in real estate or interest
    backed by real estate or securities of companies           therein, (iii) invest in mortgage-related securities
    engaged in the real estate business or that invest         and other securities that are secured by real estate
    or deal in real estate.                                    or interest therein, and (iv) hold and sell real
                                                               estate acquired by the Fund as a result of the
                                                               ownership of securities.

    None of the Funds may purchase or sell commodities         None of the Funds may purchase or sell commodities
    or commodity contracts, except that a Fund may             or commodity contracts, except that any Fund may
    invest in financial futures contracts, options             purchase and sell derivatives (including but not
    thereon and similar instruments.                           limited to options, futures contracts, and options
                                                               on futures contracts) whose value is tied to the
                                                               value of a financial index or a financial instrument
                                                               or other asset (including, but not limited to,
                                                               securities indexes, interest rates, securities,
                                                               currencies and physical commodities).

    Each of the Funds, except the LB Money Market Fund,        Each of the Funds except the AAL Money Market Fund,
    may invest in derivatives.  Derivatives, a category        may invest in derivatives.  Derivatives, a category
    that includes options and futures, are financial           that includes options and futures, are financial
    instruments whose value derivatives from another           instruments whose value derivatives from another
    security, an index or a currency.  Each Fund may           security, an index or a currency.  Each Fund may use
    use derivatives for hedging (attempting to offset a        derivatives for hedging (attempting to offset a
    potential loss in one position by establishing an          potential loss in one position by establishing an
    interest in an opposite position).  This includes          interest in an opposite position).  This includes
    the use of currency-based derivatives for hedging          the use of currency-based derivatives for hedging
    its positions in foreign securities.  Each Fund may        its positions in foreign securities.  Each Fund may
    also use derivatives for speculation (investing for        also use derivatives for speculation (investing for
    potential income or capital gain).                         potential income or capital gain).

    None of the Funds will engage in underwriting or           None of the Funds will underwrite the securities of
    agency distribution of securities issued by others;        other issuers, except where the Fund may be deemed
    provided, however, that this restriction shall not         to be an underwriter for purposes of certain federal
    be construed to prevent or limit in any manner the         securities laws in connection with disposition of
    power of a Fund to purchase and resell restricted          portfolio securities; with investments in other
    securities or securities for investment.                   investment companies; and with loans that a Fund may
                                                               make consistent with its fundamental investment
                                                               restriction on lending.

    None of the Funds will invest in a security if the         None of the Funds will purchase a security if, after
    transaction would result in 25% or more of a Fund's        giving effect to the purchase, more than 25% of its
    total assets being invested in any one industry.           total assets would be invested in the securities of
    With respect to the Lutheran Brotherhood Money             one or more issuers conducting their principal
    Market fund, this restriction does not apply to            business activities in the same industry, except
    Government Securities (as such term is defined in          that this restriction does not apply to Government
    the Investment Company Act of 1940) or instruments         Securities (as such term is defined in the
    issued by domestic banks.  This restriction does           Investment Company Act of 1940).  In addition, with
    not apply to the Lutheran Brotherhood Municipal            respect to the Thrivent Money Market Fund, this
    Bond Fund.                                                 restriction does not apply to instruments issued by
                                                               domestic banks.

In addition to the fundamental policies described above, The Lutheran Brotherhood Family of Funds and The AAL Mutual
Funds each have the following non-fundamental policy:

    The Fund will not purchase any security while              None of the Funds will purchase any security while
    borrowings, including reverse repurchase                   borrowings, including reverse repurchase agreements,
    agreements, representing more than 5% of the Fund's        representing more than 5% of the Fund's total assets
    total assets are outstanding. This is a                    are outstanding.  The Funds intend to limit
    non-fundamental policy which may be changed without        borrowings to amounts borrowed from a bank, reverse
    shareholder approval.                                      repurchase agreements (insofar as they are
                                                               considered borrowings), or an inter-fund lending
                                                               agreement.  This is a non-fundamental policy which
                                                               may be changed without shareholder approval.

                                      COMPARISON OF GOVERNANCE AND OPERATIONS

                                                 Board of Trustees

Responsibility  for the  management  and  supervision  of the LB Trust  rests with the Board of  Trustees of the LB
Trust,  and  responsibility  for the  management  and  supervision  of the  Thrivent  Trust rests with the Board of
Trustees  of the  Thrivent  Trust.  The Board of Trustees of the LB Trust  currently  consists of four  independent trustees (Mr. Eggerding,  Mr. Estenson,  Ms. Harpstead and Ms. Levi) and two representatives of Thrivent Investment
Mgt.  (Mssrs.  Gilbert and  Nicholson).  The  Thrivent  Board of Trustees  consists of these same four  independent
Trustees,  as well as three additional  independent Trustees (Mr. Campbell,  Mr. Gady and Mr. Smeds), who presently serve a  independent  trustees of the Thrivent  Trust,  and one  representative  of Thrivent  Investment  Mgt. (Ms.
Moret).

Interested Trustees/1/
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
                                                                          Number of
                                                                          Portfolios in
                                                                          Fund Complex
                                                        Principal         Overseen by
                                      Term of Office    Occupation(s)     Trustee or
Name, Address,      Position(s)       and Length of     During Past 5     Nominee for       Other Trusteeships Held by Trustee
and Age             Held With Trust   Time Served/2/    Years             Trustee/4/        or Nominee for Trustee
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Pamela J. Moret     President and     President since   Executive Vice    26 of the         Lutheran World Relief; Minnesota
625 Fourth Avenue   Trustee           2002; Trustee     President,        Thrivent Series   Public Radio
South                                 since 2004        Marketing and     Fund, Inc.; 20
Minneapolis, MN                                         Products,         of The AAL
Age 48                                                  Thrivent          Mutual Funds
                                                        Financial for
                                                        Lutherans since
                                                        2002; Senior
                                                        Vice President,
                                                        Products,
                                                        American
                                                        Express
                                                        Financial
                                                        Advisors from
                                                        2001 to 2002;
                                                        Vice President,
                                                        Variable
                                                        Assets,
                                                        American
                                                        Express
                                                        Financial
                                                        Advisors from
                                                        1996 to 2000
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Independent Trustees/3/
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
                                                                          Number of
                                                                          Portfolios in
                                                                          Fund Complex
                                                        Principal         Overseen by
                                      Term of Office    Occupation(s)     Trustee or
Name, Address,      Position(s)       and Length of     During Past 5     Nominee for       Other Trusteeships Held by Trustee
and Age             Held With Trust   Time Served/2/    Years             Trustee/4/        or Nominee for Trustee
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

F. Gregory          Trustee           Trustee since     President,        26 of the         ELCA University and College
Campbell                              1992              Carthage          Thrivent Series   Employees' Health Benefit Board;
625 Fourth Avenue                                       College           Fund, Inc.; 20    ELCA Risk Management Board;
South                                                                     of The AAL        Trustee, Johnson Family Funds,
Minneapolis, MN                                                           Mutual Funds      Inc., an investment company
Age 64                                                                                      consisting of four portfolios;
                                                                                            Kenosha Hospital and Medical
                                                                                            Center Board; Prairie School
                                                                                            Board; United Health Systems Board
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Herbert F.          Trustee           Trustee since     Management        26 of the         None
Eggerding, Jr.                        2003              consultant to     Thrivent Series
625 Fourth Avenue                                       several           Fund, Inc.; 20
South                                                   privately owned   of The AAL
Minneapolis, MN                                         companies         Mutual Funds;
Age 66                                                                    11 of The
                                                                          Lutheran
                                                                          Brotherhood
                                                                          Family of Funds
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Richard L. Gady     Trustee           Trustee since     Retired;          26 of the         International Agricultural
625 Fourth Avenue                     1987              previously Vice   Thrivent Series   Marketing Association Board
South                                                   President,        Fund, Inc.; 20
Minneapolis, MN                                         Public Affairs    of The AAL
Age 61                                                  and Chief         Mutual Funds
                                                        Economist,
                                                        Conagra, Inc.
                                                        (agribusiness)
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Edward W. Smeds     Trustee           Trustee since     Retired;          26 of the         Chairman of Carthage College Board
625 Fourth Avenue                     1999              previously        Thrivent Series
South                                                   President of      Fund, Inc.; 20
Minneapolis, MN                                         Customer          of The AAL
Age 68                                                  Service and       Mutual Funds
                                                        Operations,
                                                        Kraft Foods
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Noel K. Estenson    Trustee           Trustee since     Retired;          26 of the         None
625 Fourth Avenue                     2004              previously        Thrivent Series
South                                                   President and     Fund, Inc.; 11
Minneapolis, MN                                         Chief Executive   of The Lutheran
Age 65                                                  Officer,          Brotherhood
                                                       CenexHarvestStates Family of
                                                        (farm supply      Funds; 20 of
                                                        and marketing     The AAL Mutual
                                                        and food          Funds
                                                        business)
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Jodi L. Harpstead   Trustee           Trustee since     On sabbatical.    26 of the         Trustee, Delta Dental Plan of
625 Fourth Avenue                     2004              Vice President    Thrivent Series   Minnesota
South                                                   & General         Fund, Inc.; 11
Minneapolis, MN                                         Manager,          of The Lutheran
Age 47                                                  Cardiac Surgery   Brotherhood
                                                        Technologies      Family of
                                                        for Medtronic,    Funds; 20 of
                                                        Inc. (medical     The AAL Mutual
                                                        products and      Funds
                                                        technologies
                                                        business) since
                                                        2002; President
                                                        Global
                                                        Marketing and
                                                        U.S. Sales,
                                                        Cardiac Rhythm
                                                        Management for
                                                        Medtronic, Inc.
                                                        from 2001 to
                                                        2002; Vice
                                                        President, U.S.
                                                        Pacing Sales
                                                        for Medtronic,
                                                        Inc. from 1996
                                                        to 2001
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

Connie M. Levi      Trustee           Trustee since     Retired;          26 of the         Trustee, Norstan, Inc.
625 Fourth Avenue                     2004              previously        Thrivent Series
South                                                   President of      Fund, Inc., 11
Minneapolis, MN                                         the Greater       of The Lutheran
Age 64                                                  Minneapolis       Brotherhood
                                                        Chamber of        Family of
                                                        Commerce          Funds;  20 of
                                                                          The AAL Mutual
                                                                          Funds
------------------- ----------------- ----------------- ----------------- ----------------- ------------------------------------

/1/"Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of a position with
Thrivent Financial.  Ms. Moret is considered an interested person because of her  principal occupation with
Thrivent Financial, the parent company of the adviser and an affiliate of the Trust.

/2/Each Trustee serves an indefinite term until his or her successor is duly elected and qualified.  The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70.
Officers serve at the discretion of the board until their successors are duly appointed and qualified.

/3/The Trustees and Nominees other than Ms. Moret are not "interested persons" of the Trust and are referred to as
"Independent Trustees."

/4/The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds, the 20 series of The
AAL Mutual Funds, and the 26 series of Thrivent Series Fund, Inc.

                                                Investment Adviser

Thrivent  Investment  Management Inc.  ("Thrivent  Investment  Mgt.")  presently  serves as investment  adviser and provides  investment  research and supervision for each of the LB Funds and the Thrivent/AAL  Funds.  Following the
completion of the  Reorganizations,  Thrivent Investment Mgt. will continue to serve as investment adviser for each of the  Thrivent/AAL  Funds.  Thrivent  Investment  Mgt.'s  corporate office is located at 625 Fourth Avenue South,
Minneapolis,  Minnesota  55415.  As of  December  31,  2003,  Thrivent  Investment  Mgt.  and  its  affiliates  had approximately $62.4 billion in assets under management.

                                                  Fund Management

Except for the Lutheran  Brotherhood  World Growth Fund,  the  individuals  who are primarily  responsible  for the day-to-day  management  of the  following  LB  Funds  will be  responsible  for the  day-to-day  management  of the corresponding Thrivent/AAL Funds.  Their business experience is described below.

                 The AAL International Fund and Lutheran Brotherhood World Growth Fund Subadvisers

The assets of the Lutheran Brotherhood World Growth Fund are managed by T. Rowe Price  International,  Inc. ("Price
International"),  an affiliate of T. Rowe Price  Associates,  Inc.,  located at 100 East Pratt  Street,  Baltimore,
Maryland  21202.  Price  International  has served as  investment  subadviser  for the Lutheran  Brotherhood  World
Growth  Fund since  2000.  Price  International  is one of the  world's  largest  international  mutual  fund asset managers with the U.S.  equivalent  of  approximately  $22.9  billion under  management as of December 31, 2003. It has offices in Baltimore,  London,  Tokyo,  Singapore,  Paris, Hong Kong and Buenos Aires. Price  International has
an  investment  advisory  group that has  day-to-day  responsibility  for managing the Lutheran  Brotherhood  World
Growth Fund and developing and executing the Fund's investment program.

The  assets  of  The  AAL  International  Fund  are  currently  managed  by  Oechsle  International  Advisors,  LLC
("Oechsle"),  located at One International  Place,  Boston,  Massachusetts  02110. Oechsle has served as investment subadviser to the International  Fund since 1998. Oechsle is an independent money management  organization  founded in 1986 that  specializes  in  international  and global  investments  for  institutional  clients from its offices located in Boston,  London,  Frankfurt and Tokyo. It has assets under management of approximately  $14.6 billion as of December 31, 2003. The portfolio manager primarily  responsible for overseeing  Oechsle's  management of the AAL
International  Fund since its  inception  in 1998 is Kathleen  Harris.  Ms.  Harris  joined  Oechsle as a portfolio manager in 1995 and has been a principal since 1997.

The  Board  of  Trustees  of The AAL  International  Fund has  approved  Price  International  and  Mercator  Asset
Management,  L.P.  ("Mercator")  as  co-subadvisers  of the AAL  International  Fund effective on or about July 16,
2004.  Mercator,  located at 5200 Town Center Circle,  Boca Raton,  Florida 33486, has been managing  international equity  accounts  since 1985.  The firm,  which had assets under  management  of  approximately  $6.6 billion as of
December 31, 2003, utilizes a team approach to stock selection.

If the proposed  Reorganization is approved,  Price  International and Mercator will serve as co-subadvisers of The
AAL  International  Fund.  Please  refer  to  "Subadviser  Information"  for  additional  information  about  Price
International  and Mercator.  See also the discussion  below  captioned  "Manager of Managers"  regarding  Thrivent
Investment Mgt.'s ability to enter into and amend subadvisory agreements without shareholder approval.

                                         Lutheran Brotherhood Growth Fund

Scott A. Vergin has served as portfolio  manager of The  Lutheran  Brotherhood  Growth Fund since its  inception in
1999.  Mr.  Vergin has also served as the  portfolio  manager of the AAL  Aggressive  Growth  Fund since 2002.  Mr.
Vergin has been with Thrivent Investment Mgt. since 1984.

If the proposed  Reorganization  is approved,  Mr. Vergin will serve as the portfolio manager of the AAL Aggressive
Growth Fund, the Existing AAL Fund into which the Lutheran Brotherhood Growth Fund will be reorganized.

                                             Lutheran Brotherhood Fund

Frederick L. Plautz has served as portfolio  manager of the Lutheran  Brotherhood  Fund since 2002.  Mr. Plautz has also  served as the  portfolio  manager  of the AAL  Capital  Growth  Fund  since  1995.  Mr.  Plautz has been with
Thrivent Investment Mgt. since 1995.

If the proposed Reorganization is approved, Mr. Plautz will serve as the portfolio manager of the AAL Capital
Growth Fund, the Existing AAL Fund into which the Lutheran Brotherhood Fund will be reorganized.

                                          Lutheran Brotherhood Value Fund

Matthew D. Finn,  CFA, has served as portfolio  manager of the  Lutheran  Brotherhood  Value Fund since April 2004.
Mr.  Finn has also served as  portfolio  manager of The AAL Equity  Income  Fund since April 2004.  Mr. Finn joined
Thrivent  Investment  Mgt.  from U.S.  Bancorp Asset  Management,  Inc.  where he was managing  director and senior portfolio  manager of the First  American  Large Cap Value Fund  since  June  2003.  Prior to that,  he was head of equities  for Advantus  Capital  Management  Inc.  from July 2001 to May 2003 and chief  investment  officer of the growth and income group for Evergreen Investment Management Co. from March 1998 to June 2001.

If the proposed  Reorganization  is approved,  Mr. Finn will serve as the portfolio  manager of the AAL Equity Income
Fund, the existing AAL Fund into which the Lutheran Brotherhood Value Fund will be reorganized.

                                     Lutheran Brotherhood Municipal Bond Fund

Janet I.  Grangaard,  CFA, has served as portfolio  manager of the Lutheran  Brotherhood  Municipal Bond Fund since
2002.  Ms.  Grangaard  has also  served as  portfolio  manager  for The AAL  Municipal  Bond Fund since  2002.  Ms.
Grangaard has been a portfolio manager with Thrivent Investment Mgt. since 1994.

If the  proposed  Reorganization  is  approved,  Ms.  Grangaard  will  serve as the  portfolio  manager  of The AAL
Municipal  Bond  Fund,  the  Existing  AAL Fund into which the  Lutheran  Brotherhood  Municipal  Bond Fund will be reorganized.

                                      Lutheran Brotherhood Money Market Fund

William D.  Stouten  has served as the  portfolio  manager of the  Lutheran  Brotherhood  Money  Market  Fund since
October 10, 2003.  Mr. Stouten has been with Thrivent  Investment  Mgt. since 2001, and he has served as a research analyst/trader  for the money market  funds at Thrivent  Investment  Management  Inc.  from 2001 to 2003.  Prior to joining  Thrivent  Investment  Mgt., Mr. Stouten served as a senior research  analyst for Voyageur Asset Management from 1998 to 2001.

If the proposed  Reorganization  is approved,  Mr.  Stouten  will serve as the  portfolio  manager of The AAL Money
Market Fund, the Existing AAL Fund into which the Lutheran Brotherhood Money Market Fund will be reorganized.

                                     Lutheran Brotherhood Mid Cap Growth Fund
                                                        and
                                   Lutheran Brotherhood Opportunity Growth Fund

Andrea J. Thomas,  CFA and Brian L. Thorkelson serve as portfolio  co-managers of the Lutheran  Brotherhood Mid Cap
Growth Fund.

Ms. Thomas has served as portfolio manager of the Lutheran  Brotherhood  Opportunity  Growth Fund since 2002 and as portfolio  co-manager  of the  Lutheran  Brotherhood  Mid Cap Growth  Fund since  November  2003.  She served as an associate  portfolio  manager of the  Lutheran  Brotherhood  Opportunity  Growth and Lutheran  Brotherhood  Mid Cap
Growth Funds from 1997 to 2002.  Ms. Thomas has been with Thrivent  Investment  Mgt. since 1993 and has served as a portfolio manager since 2002.

Mr. Thorkelson  served as the portfolio manager of the Lutheran  Brotherhood Mid Cap Growth Fund from its inception in 1997 until  November  2003 and as  portfolio  co-manager  since  November  2003.  Mr.  Thorkelson  has been with
Thrivent Investment Mgt. since 1987.

If the proposed  Reorganization is approved,  Ms. Thomas and Mr. Thorkelson will serve as portfolio  co-managers of the  Thrivent  Mid Cap Growth  Fund,  the New  Thrivent  Fund  organized  to continue  the business of the Lutheran
Brotherhood Opportunity Growth and Mid Cap Growth Funds.

                                       Lutheran Brotherhood High Yield Fund

Paul J. Ocenasek, CFA, and Mark L. Simenstad, CFA, serve as portfolio co-managers of the Lutheran Brotherhood
High Yield Fund.

Mr.  Ocenasek  has served as a  portfolio  manager of the  Lutheran  Brotherhood  High Yield Fund since  1997.  Mr.
Ocenasek has been with Thrivent Investment Mgt. since 1987.

Mr.  Simenstad has served as a portfolio  manager of the Lutheran  Brotherhood  High Yield Fund since 2001,  and he has been a portfolio  manager with Thrivent  Investment Mgt. since 1999. Mr.  Simenstad  served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

If the proposed  Reorganization is approved.  Mr. Ocenasek and Mr. Simenstad will serve as portfolio co-managers of the Thrivent  High Yield Fund,  the New  Thrivent  Fund  organized  to continue  the business of the  corresponding
Lutheran Brotherhood Fund.

                                         Lutheran Brotherhood Income Fund

Michael G. Landreville,  CFA, and Alan D. Onstad, CFA, serve as portfolio  co-managers of the Lutheran  Brotherhood
Income Fund.

Mr.  Landreville  has served as a  portfolio  manager of the  Lutheran  Brotherhood  Income  Fund since  1998.  Mr.
Landreville has been with Thrivent  Investment Mgt. since 1983, and he served as associate  portfolio  manager from
1987 through 1997.

Mr. Onstad has served as a portfolio  manager of the Lutheran  Brotherhood  Income Fund since 2002.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

If the proposed  Reorganization is approved,  Mr. Landreville and Mr. Onstad will serve as portfolio co-managers of the Thrivent  Income Fund, the New Thrivent Fund organized to continue the business of the  corresponding  Lutheran
Brotherhood Fund.

                                  Lutheran Brotherhood Limited Maturity Bond Fund

Michael G. Landreville, CFA, serves as portfolio manager of the Lutheran Brotherhood Limited Maturity Bond Fund.

Mr.  Landreville has served as portfolio manager of the Lutheran  Brotherhood  Limited Maturity Bond Fund since its inception in 1999. Mr.  Landreville  has been with Thrivent  Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

If the proposed  Reorganization  is approved,  Mr.  Landreville will serve as the portfolio manager of the Thrivent
Limited  Maturity  Bond Fund,  the New  Thrivent  Fund  organized  to continue  the  business of the  corresponding
Lutheran Brotherhood Fund.

                                              Other Service Providers

The LB Funds and the  Thrivent/AAL  Funds have the same transfer  agent,  distributor,  custodian,  and independent accountants.  In all  cases,  the types of  services  provided  to the Funds  under the  service  arrangements  are similar in all material respects.

                                Sales Load, Distribution and Servicing Arrangements

Each  Thrivent/AAL  Fund and each LB Fund  offers  Class A,  Class B and  Institutional  Class  shares.  The  sales charges and distribution and service fees for each Class are described below.

                                               Class A and B Shares

Sales Charges

Initial Sales Charges (Class A Shares Only)

Class A shares of both the LB Funds and the  Thrivent/AAL  Funds may be purchased at a public  offering price equal to their net asset  value per share plus an  initial  sales  charge,  except  that  Class A shares of the  Lutheran
Brotherhood  Money  Market  Fund,  Lutheran  Brotherhood  Limited  Maturity  Bond Fund,  AAL Money  Market Fund and
Thrivent  Limited  Maturity Bond Fund are not subject to an initial  sales charge.  Initial sales charges for Class
A shares of both the LB Funds and the Thrivent/AAL Funds may be waived or reduced under certain  circumstances,  as described  in the funds'  prospectuses.  The initial  sales  charges for the Class A shares of the LB Funds and the
Thrivent/AAL Funds are the same and are set forth in the following tables.

----------------------------------------------------------------------------------------------------
Initial Sales Charges for Equity Funds/1/ (Class A Shares only)
                                                           This % is deducted   Which equal this %
                                                           for sales charges    of your investment
When you invest this amount
$1,000,000 or more                                           0%/2/                 0%/2/
$500,000 and above but less than $1,000,000                2.0%                 2.04%
$250,000 and above but less than $500,000                  2.5%                 2.56%
$100,000 and above but less than $250,000                  3.5%                 3.63%
$50,000 and above but less than $100,000                   4.5%                 4.71%
Less than $50,000                                          5.5%                 5.82%
---------------------------------------------------------- -------------------- --------------------

/1/ The sales charge applies to Class A shares of the following LB Funds:  Lutheran  Brotherhood  Opportunity  Growth
Fund,  Lutheran  Brotherhood Mid Cap Growth Fund,  Lutheran  Brotherhood  World Growth Fund,  Lutheran  Brotherhood
Growth Fund,  Lutheran  Brotherhood Fund and Lutheran  Brotherhood  Value Fund. The sales charge applies to Class A shares of the  following  Thrivent/AAL  Funds:  AAL  Aggressive  Growth Fund,  Thrivent  Mid Cap Growth  Fund,  AAL
International Fund, AAL Capital Growth Fund and AAL Equity Income Fund.
/2/ A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

----------------------------------------------------------------------------------------------------
Initial Sales Charges for Fixed Income Funds/1/ (Class A Shares only)

                                                         This % is deducted   Which equal this %
                                                         for sales charges    of your investment
When you invest this amount
$1,000,000 or more                                         0%/2/                 0%/2/
$500,000 and above but less than $1,000,000              2.0%                 2.04%
$250,000 and above but less than $500,000                2.5%                 2.56%
$100,000 and above but less than $250,000                3.5%                 3.63%
$50,000 and above but less than $100,000                 4.0%                 4.17%
Less than $50,000                                        4.5%                 4.71%
-------------------------------------------------------- -------------------- ----------------------

/1/ The sales charge applies to Class A shares of the following LB Fixed Income Funds:  Lutheran Brotherhood High
Yield Fund, Lutheran Brotherhood Income Fund and Lutheran Brotherhood Municipal Bond Fund.  The sales charge applies to Class A shares of the following Thrivent Fixed Income Funds:  AAL Municipal Bond Fund.
/2/ A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Contingent Deferred Sales Charges (Class B Only)

Class B shares of the LB Funds and the Thrivent/AAL  Funds are offered at their net asset value per share,  without any initial  sales charge.  The shares are,  however,  subject to a contingent  deferred  sales charge  ("CDSC") if sold within a certain period of time.  The CDSC is the same for both the LB Funds and the  Thrivent/AAL  Funds,  as shown in the table below.  The CDSC for both the LB Funds and the  Thrivent/AAL  Funds may be waived under  certain circumstances,  which  are  described  in  the  Funds'  prospectuses.  Class  B  shares  of the LB  Funds  and  the
Thrivent/AAL Funds automatically convert to Class A shares after five years.

------------------------------------------------------------------
CDSC (Class B Shares only)

                                   This % of net asset value at
                                   the time of purchase (or of
When you sell shares               sale, if lower) is deducted
 in this year                      from your
after you bought them              Proceeds
---------------------              ---------------------------
1st Year                           5%
2nd Year                           4%
3rd Year                           3%
4th Year                           2%
5th Year                           1%
---------------------------------- -------------------------------

Class B shares of the Lutheran  Brotherhood  Limited Maturity Bond Fund and Lutheran  Brotherhood Money Market Fund
are offered  solely in exchange for Class B shares of other LB Funds.  There is no 12b-1  Distribution  Fee and the
CDSC stops declining  during the period the investment is in the Lutheran  Brotherhood  Limited  Maturity Bond Fund
or Lutheran  Brotherhood  Money  Market  Fund.  Class B shares of the AAL Money  Market Fund may be purchased as an initial  investment.  The AAL Money  Market Class B shares are subject to a CDSC.  If the  proposed  Reorganization is  approved,  Class B shares of the Thrivent  Limited  Maturity  Bond Fund will be offered  solely in exchange for
Class B shares  of other  Thrivent/AAL  Funds,  while  Class B shares  of the AAL  Money  Market  Fund will also be available for purchase as an initial investment and will carry a CDSC.

Distribution and Shareholder Servicing Fees (Class A and Class B Shares)

The LB Trust and the  Thrivent  Trust have each  adopted a Rule 12b-1 plan that  allows  each Class B series of the funds to make payments to the  distributor  as  reimbursement  for providing  distribution  activities  for Class B shares.  The Thrivent Trust Rule 12b-1 plan also covers  shareholder  servicing  activities for Class A and Class B shares of the  Thrivent/AAL  Funds.  The LB Trust's  Rule 12b-1 plan covers only  distribution  activities.  The LB
Trust has adopted  separate  shareholder  servicing  plans for each of the Class A and Class B shares that  provide for the payment of servicing fees.

With the  exception  of the LB Money  Market Fund and the AAL Money Market  Fund,  as shown  below,  the  aggregate amount of the 12b-1 fees and  shareholder  servicing  fees for each LB Fund is the same as the total  12b-1 fee for the corresponding Thrivent/AAL Fund.

The following  table sets forth these fees for all LB Funds and their  corresponding  Thrivent/AAL  Fund except the
Lutheran Brotherhood Limited Maturity Bond Fund and the Lutheran Brotherhood Money Market Fund.

      ------------------------ ------------------------------------- -------------------------------------
                                          Class A Shares                        Class B Shares
      ------------------------ ------------------------------------- -------------------------------------
      ------------------------ ------------------ ------------------ ------------------ ------------------
                                                    Thrivent/AAL                          Thrivent/AAL
                                   LB Funds             Funds            LB Funds             Funds
      ------------------------ ------------------ ------------------ ------------------ ------------------
      ------------------------ ------------------ ------------------ ------------------ ------------------
      12b-1 Fee                None               0.25%              0.75%              1.00%
      ------------------------ ------------------ ------------------ ------------------ ------------------
      ------------------------ ------------------ ------------------ ------------------ ------------------
      Servicing Fee            0.25%              None               0.25%              None
      ------------------------ ------------------ ------------------ ------------------ ------------------
      ------------------------ ------------------ ------------------ ------------------ ------------------
      Total                    0.25%              0.25%              1.00%              1.00%
      ------------------------ ------------------ ------------------ ------------------ ------------------

The  following  table sets  forth  these  fees for the  Lutheran  Brotherhood  Limited  Maturity  Bond Fund and its
corresponding New Thrivent Fund.

      ------------------------ ---------------------------------------------------------------------------
                                                             Class B Shares
      ------------------------ ---------------------------------------------------------------------------
      ------------------------ ------------------------------------- -------------------------------------
                                   Lutheran Brotherhood Limited      Thrivent Limited Maturity Bond Fund
                                        Maturity Bond Fund
      ------------------------ ------------------------------------- -------------------------------------
      ------------------------ ------------------------------------- -------------------------------------
      12b-1 Fee                None                                  0.25%
      ------------------------ ------------------------------------- -------------------------------------
      ------------------------ ------------------------------------- -------------------------------------
      Servicing Fee            0.25%                                 None
      ------------------------ ------------------------------------- -------------------------------------
      ------------------------ ------------------------------------- -------------------------------------
      Total                    0.25%                                 0.25%
      ------------------------ ------------------------------------- -------------------------------------

Both Class A and Class B shareholders of the Lutheran Brotherhood Money Market Fund will experience a change in the structure and amount of 12b-1 and servicing fees as follows:

------------------------- ---------------------------------------------- ---------------------------------------------
                                         Class A Shares                                 Class B Shares
------------------------- ---------------------------------------------- ---------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          LB Money Market Fund   AAL Money Market Fund   LB Money Market Fund   AAL Money Market Fund
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
12b-1 Fee                 None                   0.125%                  None                   0.875%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Servicing Fee             0.25%                  None                    0.25%                  None
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Total                     0.25%                  0.125%                  0.25%                  0.875%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

Class B shares of the Lutheran  Brotherhood  Money Market Fund are offered solely in exchange for Class B shares of other LB Funds.  Class B shares of the AAL Money  Market Fund may be purchased  directly.  The CDSC  applicable  to the shares  exchanged  for Class B shares of the  Lutheran  Brotherhood  Money  Market  Fund does not  continue  to decline  and must be paid if the  shares are  redeemed.  The CDSC for Class B shares of the AAL Money  Market  Fund decline on the same schedule as any other Class B share of a Thrivent/AAL Fund.

                                            Institutional Class Shares

                                                   Sales Charges

No sales charges apply to the purchase of  Institutional  Class shares of either the  Thrivent/AAL  Funds or the LB
Funds.  The LB Funds and the Thrivent/AAL Funds may charge a fee, not to exceed $30, for redemptions by wire.

Distribution and Shareholder Servicing Fees

No 12b-1 (distribution and shareholder servicing) fees apply to a Thrivent/AAL Fund's Institutional Class shares.

Institutional  Class shares of an LB Fund are subject to a 0.15%  shareholder  servicing  fee.  However,  the 0.15%
shareholder  servicing fee applicable to all of the LB Fund Institutional shares is currently  contractually waived by Thrivent  Investment Mgt. through at least June 15, 2004. As a result,  Institutional  Class  shareholders  will therefore  experience no change in these expenses for distribution and shareholder  services if the Reorganizations are approved.

                                            Accounts with Low Balances

Due to the high  cost of  maintaining  accounts  with low  balances,  each of the funds  may  redeem  shares in any account or charge an annual fee of $12 (a "small  account  fee") if the value of shares in the account  falls below a  certain  minimum.  Before  shares  are  redeemed  to close an  account  or a small  account  fee is  charged,  a shareholder will be notified in writing and allowed 60 days to purchase  additional  shares in order to avoid being charged a small account fee.

The applicable minimum balances for Class A shares and Class B shares are as follows

------------------------------------------------------------------------------------ ---------------------------------
Fund - Class A and B                                                                 Minimum Balance
------------------------------------------------------------------------------------ ---------------------------------
------------------------------------------------------------------------------------ ---------------------------------
All LB Funds except the Lutheran Brotherhood Money Market Fund and the Lutheran      $1,000
Brotherhood Limited Maturity Bond Fund
------------------------------------------------------------------------------------ ---------------------------------
------------------------------------------------------------------------------------ ---------------------------------
Lutheran Brotherhood Money Market Fund                                               $1,500
------------------------------------------------------------------------------------ ---------------------------------
------------------------------------------------------------------------------------ ---------------------------------
Lutheran Brotherhood Limited Maturity Bond Fund                                      $2,500
------------------------------------------------------------------------------------ ---------------------------------
------------------------------------------------------------------------------------ ---------------------------------
All Thrivent/AAL Funds - $12 small account fee                                       $1,000
------------------------------------------------------------------------------------ ---------------------------------
------------------------------------------------------------------------------------ ---------------------------------
All Thrivent/AAL Funds - redeem shares                                               $500
------------------------------------------------------------------------------------ ---------------------------------

Institutional  Class  shares may be charged a small  account  fee or be  redeemed  if the  account  falls below the minimum  amount  required  to open the type of  account.  Institutional  Class  shares  will not be redeemed if the account's value drops below the minimum solely because of market value fluctuations.

                                                   Distributions

Each LB Fund and its corresponding  Thrivent/AAL Fund declares and pays dividends and capital gains  distributions, if any, at least annually.

At the time of  application,  shareholders  of the LB  Funds  and the  Thrivent/AAL  Funds  select  from one of the following options for dividends and capital gains distributions:

Full  Reinvestment.  Distributions  from a Fund will be reinvested  in additional  shares of the same class of that
Fund.  This option will be selected automatically unless one of the other options is specified.

Full  Reinvestment  in a  Different  Fund.  You may also  choose  to have  your  distributions  reinvested  into an existing account of the same class of another fund within the trust.

All Cash.  Distributions  will be paid in cash. Your request to receive all or a portion of your  distributions  in cash must be received at least 10 days before the record date of the dividend or other distribution.

LB Fund  shareholders  also have the  option of  requesting  to have part of their  distributions  in cash and part reinvested in additional shares of the same class of that LB Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

                                                Manager of Managers

At a shareholders'  meeting held on March 9, 2004, the shareholders of each  Thrivent/AAL Fund approved a change in fundamental  policy that  permits the Board of  Trustees to  authorize  Thrivent  Investment  Mgt.,  as  investment adviser to the funds, to enter into and amend  subadvisory  agreements  without  shareholder  approval.  The policy gives Thrivent  Investment  Mgt. the authority,  with approval of the Board of Trustees of the Thrivent  Trust,  to
hire, fire and change subadvisers and amend subadvisory  agreements  accordingly  without shareholder  approval.  A fund operating under this structure is sometimes referred to as a "manager-of-managers fund".

The absence of a shareholder approval requirement  eliminates the costly and time-consuming  process of calling and
conducting  a  shareholder  meeting,   preparing  and  distributing  proxy  materials  and  soliciting  votes  from shareholders  for subadviser  changes.  The Board of Trustees of the  Thrivent/AAL  Funds were  persuaded  that, in today's rapidly changing  securities  markets,  it is in shareholders' best interests if the Board represents their interests in approving or rejecting  recommendations  made by Thrivent  Investment Mgt. regarding  subadvisers.  It will enable the Board to make more timely changes it deems  appropriate  with respect to the day-to-day  management of a fund's assets.

Thrivent  Investment  Mgt. will engage in ongoing  subadviser  evaluations on both a quantitative  and  qualitative basis.  Thrivent Financial will periodically gather and analyze performance  information  regarding each subadvised
Fund.  Thrivent  Investment Mgt. will also evaluate  whether the  subadviser's  investment style is appropriate for the Fund.  Thrivent  Investment  Mgt.  will report its findings on these matters to the Boards of Trustees and make recommendations regarding subadvisers based on those findings.

On February 19, 2003, the Securities and Exchange  Commission  granted Thrivent Trust and Thrivent  Investment Mgt.
an order  exempting them from the federal  securities law  requirements  to obtain  approval of the  appointment of unaffiliated subadvisers (the "Exemptive Order").

Under the Exemptive Order,  Thrivent Trust and Thrivent  Investment Mgt. are subject to several  conditions imposed by the SEC to ensure that the interests of a Fund's  shareholders  are adequately  protected.  For example,  within
90 days of a change to a Fund's subadvisory  arrangements,  the Fund must provide  shareholders with an information statement that contains  substantially  the same information  about the subadviser,  the subadvisory  agreement and the subadvisory fee that would have been included in a proxy statement if shareholder approval had been required.

Thrivent  Investment  Mgt. pays all subadvisory  fees out of the advisory fees it receives from a subadvised  fund.
There is no additional fee to the subadvised  fund.  Thrivent  Investment  Mgt.,  directly or through  subadvisers, also continues to provide the same level of management  and  administrative  services to the subadvised  fund as it has always provided.

                                       INFORMATION ABOUT THE REORGANIZATIONS

                           Information Received by the Board of Trustees of the LB Trust

In connection  with its  consideration  of the proposed  Reorganizations  and their  anticipated  effects on the LB
Funds,  the Board of Trustees of the LB Trust,  including  those trustees who are not  interested  persons (as that term is defined in the  Investment  Company Act of 1940,  as amended)  of  Thrivent  Investment  Mgt. or any of its affiliates  (the  "Independent  Trustees"),  requested from Thrivent  Investment  Mgt. and reviewed  information to assist the Board in its evaluation, including:

o    The terms of the proposed Reorganization Agreements.

o    Material  provisions of Delaware and Massachusetts  state law and the governing  documents of the LB Trust and the Thrivent Trust affecting the rights and liabilities of shareholders and/or trustees.

o    The investment management structure for the LB Funds and the Thrivent/AAL Funds.

o    The investment  objectives,  strategies and  fundamental  investment  restrictions of the LB Funds and the
     Thrivent/AAL Funds.

o    Information  on the  scope  and cost of other  services  provided  by  Thrivent  Investment  Mgt.  and its affiliates to the funds,  including  (i)  administrative  services  provided by Thrivent  Investment  Mgt. for which each LB Fund and  Thrivent/AAL  Fund pays a fee at an annual rate of 0.02% of net assets,  effective  as of January 1, 2004, and (ii) transfer agency services.

o    Studies prepared by Lipper, Inc. ("Lipper"),  an independent  statistical  service,  that compared expense information for each LB and  Thrivent/AAL  Fund with the expense  information for  corresponding  mutual funds selected by Lipper according to similarities in fund type, investment  classification/objective,  asset level, expense components or structure, and primary channel  of distribution.

o    Information  regarding the comparative  performance of the LB Funds that will be reorganized into Existing
     AAL Funds.

o    Analysis  of the  impact  on  expense  ratios  of the  proposed  Reorganization  of each LB Fund  with its corresponding  Thrivent/AAL Fund,  including a comparison of actual and pro forma expense ratios,  taking into account proposed expense waiver and reimbursement arrangements and other proposed changes in expenses.

o    Thrivent  Investment  Management  Inc.'s agreement to reimburse  certain expenses for Class B shareholders following the  Reorganizations.  At the time the Board  considered the expense  ratios in November 2003,  with one  exception,  only Class B shareholders  would have  experienced an increase in expenses as a result of the
     Reorganizations.  The increases were largely due to the Thrivent/AAL  methodology of allocating  expenses such as transfer  agent fees,  printing  and  postage.  Thrivent  Investment  Mgt.  therefore  agreed to  reimburse expenses for Class B  shareholders  following  the  Reorganizations  in an amount  necessary to keep their net expenses at or below gross  expenses as of October 31, 2003. The  reimbursements  will be in effect through at least December 31, 2004 and no portion will be refunded to Thrivent Investment Mgmt.

o    Transfer agent  efficiencies.  Thrivent  Financial Investor Services Inc.  ("TFISI"),  the current transfer agent for The Lutheran  Brotherhood  Family of Funds would become  transfer  agent for The AAL Mutual Funds prior to the  Reorganizations.  TFISI was  contracting  with an outside vendor to provide systems and other support for the  transfer  agent  function.  TFISI  represented  to the Board of  Trustees  that it  intended to price its transfer  agency  services  at or below the  median  and the mean for the  industry  and that the costs to the shareholders  of The AAL Mutual Funds would be about the same as they currently  were,  while the costs to the shareholders of The Lutheran  Brotherhood  Family of Funds would likely be reduced.  (The transfer agency fees were in fact  lower for The  Lutheran  Brotherhood  Family of Funds and were  implemented  on January 1, 2004, prior to filing this proxy  statement and  prospectus.)  The lowered  transfer agency fees currently in effect for The Lutheran Brotherhood Family of Funds will not increase as a result of the reorganizations.

o    The  expense  ratio for Class A shares of the  Lutheran  Brotherhood  Municipal  Bond Fund  following  the
     Reorganization.  The  expense  ratio will be 0.06%  higher  following  the  Reorganization  as compared to its actual  expense  ratio at October  31,  2003.  The expense  ratio will  remain  below the median of the Lipper
     Municipal Bond Universe as of October 31, 2003 (0.76% vs.  0.84%).  (Lipper is a well-known  objective  mutual fund reporting agency that collects and provides competitive data.)

o    Analysis of break points in advisory fees for the Existing AAL Funds.

o    The manager-of-managers structure of the Thrivent/AAL Funds.

o    In the case of the  reorganization  of an LB Fund into an Existing AAL Fund,  the extent of correlation of underlying investments in the Funds.

                              Considerations by the Board of Trustees of the LB Trust

The Board of Trustees of the LB Trust  believes that each proposed  Reorganization  is in the best interests of the affected  LB  Fund  and  its  shareholders.  Further,  the  Board  determined  that  the  interests  of the LB Fund shareholders  will not be  diluted  as a result  of the  Reorganizations.  The  Contracts  Committee  of the  Board
(consisting  of the  Independent  Trustees  of the Board)  considered  factual  matters  and  structural  issues in connection  with the  transactions  with the  Thrivent/AAL  Funds at meetings on August 26, 2003 and October 7 - 8,
2003. At these meetings,  representatives of Thrivent Investment Mgt. discussed the proposed  Reorganizations  with the  Contracts  Committee  in  general  terms and in detail.  In  considering  the  proposed  Reorganizations,  the
Contracts Committee was advised at all formal meetings by the LB Trust's independent outside legal counsel.

The  Contracts  Committee  met again in  person on  November  11 - 12,  2003,  to  receive  additional  information concerning  the  Reorganizations.  At this  meeting,  representatives  of Thrivent  Investment  Mgt.  reviewed  the proposed  Reorganizations  and  the  related  Reorganization  Agreements  in  detail.  These  representatives  also presented  comparative  performance and expense  information  for the LB Funds and the  Thrivent/AAL  Funds.  After
reviewing  the  proposed  Reorganizations  and  Reorganization  Agreements,  the  Contracts  Committee  unanimously approved the  Reorganizations.  Thereafter,  at an in person meeting on November 12, 2003, the Board (including all
of  the  Independent  Trustees)  unanimously  approved  the  Reorganizations  and  Reorganization   Agreements  and
recommended  their  approval  by LB Fund  shareholders.  In  approving  the  Reorganization  Agreements,  the Board considered the following factors:

o    The  consolidation of the Funds into a single  investment  company  incorporating the Thrivent name offers the opportunity  for operational  efficiencies  by simplifying  administrative  and regulatory  burdens of the
     Funds,  including  by  eliminating  duplicative  regulatory  filings  and  duplicative  fixed  costs  such  as accounting and audit fees, legal fees and shareholder meetings.

o    The  consolidation of the funds sponsored by Thrivent  Investment Mgt. under a single  investment  company and board of trustees will further streamline governance and oversight of the funds.

o    The rights of shareholders  under  applicable law and governing  documents will not be adversely  affected by the Reorganizations.

o    The  Reorganizations  will not  result  in the  recognition  of any gain or loss for  federal  income  tax purposes by the LB Funds, the Thrivent/AAL Funds or their shareholders.

o    Thrivent  Investment  Mgt. has committed to invest between $4 and $5 million to enhance the quality of its
     asset  management   capabilities,   including  hiring  additional   investment  and   administrative   support
     professionals and making infrastructure investments to support investment research.

o    Transfer  agency fees will decrease for  shareholders  of the LB Funds.  (The  reduction in fees went into effect on January 1, 2004,  and is  reflected in the  adjusted  expense  ratios of the LB Funds in the section titled  "Comparative  Expense  Tables".  Because of the early  implementation  of lower fees, in several cases the pro forma  expenses are higher than the  adjusted  expenses for the LB Funds.  Actual  expenses,  however, are higher only for Class A shares of the Lutheran  Brotherhood  Municipal Bond Fund,  which remains below the median expense ratio in its Lipper Universe.

o    Thrivent  Investment  Mgt. will reimburse  Class B share  expenses  through at least December 31, 2004, to the extent necessary to assure that, following the  Reorganizations,  Class B share net expense ratios for the
     Thrivent/AAL  Funds will not increase  beyond the total Class B share expense ratios of the  corresponding  LB
     Funds (before any expenses waiver and reimbursement) as of October 31, 2003.

o    Thrivent  Investment  Mgt. will be  responsible  for the payment of the expenses  related to  consummating each Reorganization.

In  approving  the  Reorganization  for the LB Funds that will  reorganize  into an  Existing  AAL Fund,  the Board considered the following additional factors:

o    The  investment  objective and  strategies  for each LB Fund and its  corresponding  Existing AAL Fund are materially the same.

o    Each  Reorganization  will result in the Existing  AAL Fund having a larger  asset base.  This is expected to  provide  the  Existing  AAL Fund  with  potential  benefits  from  greater  fund  diversification  and the opportunity  to  conduct  other  investment  transactions  on  potentially  more  advantageous  terms than two separate  smaller funds.  The  Reorganization  also offers  opportunities  to spread fixed costs over a larger asset base.  The larger asset base will result in a reduction  in advisory  fees for the AAL Money Market Fund and move other Existing AAL Funds closer to the break point, if any, in advisory fees.

In approving the Reorganization of both the Lutheran  Brotherhood  Opportunity Growth and Lutheran  Brotherhood Mid
Cap Growth Funds into the Thrivent Mid Cap Growth Fund, the Board considered the following additional factors:

o    Each of Lutheran  Brotherhood  Opportunity  Growth Fund, the Lutheran  Brotherhood Mid Cap Growth Fund and
     the  Thrivent  Mid Cap Growth  Fund has an  investment  objective  that  seeks  long-term  growth of  capital.
     Although  the  Lutheran  Brotherhood  Opportunity  Growth  Fund  normally  invests in  smaller  capitalization companies and the Lutheran  Brotherhood  Mid Cap Growth Fund and Thrivent Mid Cap Growth Fund normally  invest in companies with medium market  capitalization,  the Lutheran Brotherhood  Opportunity Growth Fund is managed in the same  growth  style.  In  addition,  there is a  material  overlap  in the  securities  held by the two
     Lutheran  Brotherhood  Funds and in the companies  that make up the benchmarks  that are used for  performance comparisons  for all three funds.  Thus,  the  Reorganization  will enable  Lutheran  Brotherhood  Opportunity
     Growth Fund shareholders to continue their current investment programs with minimal disruption.

In approving the  Reorganization  Agreement for each other LB Fund that will reorganize  into a  corresponding  New
Thrivent Fund, the Board considered the following additional factors:

o    The  investment  objectives  and  strategies of each LB Fund and its  corresponding  New Thrivent Fund are identical.

o   The  Reorganizations  will  enable  shareholders  of the LB Funds to  continue  their  current  investment programs without disruption.

In approving the Reorganization  Agreement for the Lutheran Brotherhood  Municipal Bond Fund, which will reorganize into the AAL Municipal Bond Fund, the Board considered the following additional factors:

o    The pro forma operating  expense ratio for Class A shares will be 0.06% higher following the  reorganization as compared to its actual  expense  ratio at October 31, 2003,  but the Board  concluded  that merging the two funds  provided the  opportunity  for a lower  expense  ratio over time due to  potential  economies of scale, which may never be  realized.  The Board also noted that the  expense  ratio  remains  below the median of the
     Lipper  Municipal  Bond Universe as of October 31, 2003 (0.76% vs. 0.84%).  (Lipper is a well-known  objective mutual fund reporting agency that collects and provides competitive data.)

o    The Lutheran Brotherhood  Municipal Bond Fund and the AAL Municipal Bond Fund are substantially  identical in terms of investment objectives,  policies and restrictions;  both have the same portfolio manager; and both are in the same Lipper  universe  and have a 99%  correlation.  In view of these  similarities,  the Board was concerned  over  possible  sales force and  shareholder  confusion  arising from  offering  two  substantially identical funds.

The  Board  did not  assign  relative  weights  to the  foregoing  factors  or deem  any one or group of them to be controlling in and of themselves.

                     Description of the Reorganization Agreements and Plans of Reorganization

Each  Reorganization  Agreement  provides  that the LB Fund will  transfer  all of its assets to the  corresponding
Thrivent/AAL  Fund in exchange solely for the Thrivent/AAL  Fund's shares to be distributed pro rata by the LB Fund to its  shareholders  in  complete  liquidation  of the LB Fund,  which is  expected  to occur on or about July 16,
2004.  Each New Thrivent Fund will assume all of the  liabilities  of the  corresponding  LB Fund as of the closing date.  Each Existing AAL Fund will assume the stated accrued and unpaid  liabilities of the  corresponding  LB Fund as of the closing  date.  The value of each LB Fund's  assets and  liabilities  to be  acquired  and assumed by the
Thrivent/AAL  Fund will be the value of those  assets  computed as of the close of regular  trading on the New York
Stock  Exchange  (normally 4:00 p.m. EST) on the closing date. LB Fund  shareholders  will become  shareholders  of the  corresponding  Thrivent/AAL  Fund as of the  closing  and will be  entitled  to the  Thrivent/AAL  Fund's next dividend  distribution.  LB Fund shareholders  will receive shares in the corresponding  Thrivent/AAL Fund having a total net asset value equal to the total net asset value of their LB Fund shares as of the closing date.

On or before the closing date, the Lutheran  Brotherhood  Opportunity Growth Fund, the Lutheran Brotherhood Mid Cap
Growth  Fund and the LB Funds that will  reorganize  into an Existing  AAL Fund will  declare and pay a dividend or dividends  which,  together with all previous  dividends,  will have the effect of distributing to its shareholders substantially  all of its net  investment  income and realized  net capital  gain,  if any,  for all taxable  years ending on or before the closing date.

Completion  of each  Reorganization  is  subject  to the  conditions  set  forth in the  respective  Reorganization
Agreements.  This includes receipt of a tax opinion in form and substance  reasonably  satisfactory to the LB Trust
and  the  Thrivent  Trust,  as  described  under  the  caption  "Federal  Income  Tax  Consequences"   below.  Each
Reorganization  Agreement may be  terminated  and the  Reorganization  may be abandoned at any time before or after approval  by the LB Fund  shareholders  prior  to the  closing  date by  either  party  if its  Board  of  Trustees determines  that  consummation  of the  Reorganization  would not be in the best interests of  shareholders  of the relevant Fund.

Under each  Reorganization  Agreement,  Thrivent  Investment Mgt. will pay the expenses  related to completing each
Reorganization.  Those  expenses  include,  but are not limited to,  accountants'  fees,  legal fees,  registration fees,  transfer  taxes (if any),  bank and transfer  agent fees and the costs of preparing,  printing,  copying and mailing proxy solicitation materials to the LB Fund shareholders and the costs of holding the Special Meeting.

By approving the proposed  Reorganization  Agreements for the  reorganization  of the LB Funds that will reorganize into  corresponding  New Thrivent  Funds,  shareholders  will be deemed to have  approved a new  advisory  contract between  Thrivent  Investment  Mgt. and the Thrivent  Trust that will be in place with respect to each New Thrivent
Fund.  The new advisory  agreement  will be  substantially  identical to the existing  advisory  agreement  between
Thrivent Investment Mgt. and Thrivent Trust except as to its term.

If a  Reorganization  Agreement  for an LB Fund is not  approved,  the LB Fund will  continue  to be  operated as a series of the LB Trust. The closing of the  Reorganizations  of the Lutheran  Brotherhood  Opportunity  Growth Fund
and the  Lutheran  Brotherhood  Mid Cap Growth  Fund with the  Thrivent  Mid Cap Growth Fund is  contingent  on the shareholders of both the Lutheran  Brotherhood  Opportunity Growth Fund and the Lutheran Brotherhood Mid Cap Growth
Fund approving their respective  Reorganizations.  The closing of each other  Reorganization  is not conditioned on the closing of any other Reorganization.

This description of the  Reorganization  Agreements is qualified in its entirety by the terms and provisions of the
Reorganization  Agreements,  a form of which is attached as Appendix A and  incorporated  into this proxy statement and prospectus by reference.

                                      Description of Thrivent/AAL Fund Shares

Full and fractional shares of the Thrivent/AAL Funds will be issued in the  Reorganizations  without the imposition of a sales charge or other fee to the LB Fund  shareholders  in accordance  with the  procedures  described  above.
Shares of the Thrivent/AAL Funds to be issued to LB Fund shareholders  under the Reorganization  Agreements will be fully paid and non-assessable  when issued and will have no preemptive or conversion  rights.  (Reference is hereby made to the Thrivent Trust prospectus for the Thrivent/AAL Fund into which your LB Fund will be reorganized.)

Because the LB Trust is a Delaware  statutory  trust and the  Thrivent  Trust is a  Massachusetts  business  trust, there are certain  differences  in the powers and  restrictions  of these  entities  under  state law.  Significant differences between the trusts are as follows:

o        Trustees and shareholders of a Massachusetts  business trust face the remote  possibility of being subject to  personal  liability  for  obligations  of the trust,  although  the trust  instrument  may provide for limited liability of trustees.  In contrast,  the Delaware business trust statute expressly  provides that shareholders  of a  Delaware  business  trust  are  entitled  to  the  same  limitation  of  liability  as stockholders  of a  Delaware  corporation,  and  trustees  are not  personally  liable to the trust or its shareholders  for  obligations of the business  trust.  It is unclear whether other states would recognize the statutory limitations of liability for Delaware business trusts.

o        Similarly,  Delaware law provides that no series of a Delaware  statutory trust is liable for the debts of another series. By comparison,  there is a remote  possibility under  Massachusetts law that one series of a Massachusetts business trust could be liable for the obligations of another series.

o        The trustees of a Delaware  statutory trust may only amend  provisions of the trust  instrument  affecting shareholder  liability or indemnity  rights with  shareholder  approval,  while the trust  instrument of a
         Massachusetts  business  trust  may  authorize  the  trustees  to  amend  any  provision  thereof  without shareholder approval.

The following is a summary of significant  differences  between the respective trust instruments and by-laws of the
LB Trust and the Thrivent  Trust.  This is not a complete list of the differences  between these trust  instruments and  by-laws,  however.  Shareholders  should  refer to the  provisions  of  these  documents  directly  for a more detailed  comparison.  Copies of the trust  instruments  and by-laws of each of the LB Trust and the Thrivent Trust are available to shareholders without charge upon written request.

Amendments to Governing  Documents.  Under the trust  instrument of the LB Trust,  the trustees may amend the trust instrument  without  shareholder  approval if the  amendment  does not  materially  adversely  affect the rights of shareholders  (except with respect to matters  affecting  shareholder  liability  or  indemnity  rights,  for which
Delaware law requires  shareholder  approval).  The trust instrument of the Thrivent Trust requires the approval of the holders of 50% of the outstanding shares in connection with any amendment of the trust instrument.

Shareholder  Meetings.  The trust  instrument of the LB Trust  provides that no annual meeting of  shareholders  is required.  Shareholders  holding not less than 10% of the outstanding  shares may request a special meeting for the purpose of removing a trustee.  No annual  meeting is required  under the trust  instrument of the Thrivent  Trust.
The trust  instrument of the Thrivent  Trust does not provide for special  meetings.  However,  under the 1940 Act, shareholders  owning at least 10% of the  outstanding  shares of the Thrivent  Trust may by written  request call a special meeting for the purpose of removing a trustee.

                                          Federal Income Tax Consequences

It is  expected  that the  Reorganizations  will not  result in any  income,  gain or loss for  federal  income tax purposes.  As a condition  to each  Reorganization,  the LB Trust and the  Thrivent  Trust will  receive an opinion from  counsel to the effect  that,  subject  to  customary  assumptions  and  representations,  on the basis of the existing  provisions  of the Internal  Revenue  Code of 1986,  as amended (the  "Code"),  the Treasury  Regulations thereunder,  current administrative rules and court decisions, for federal income tax purposes:

1.       The  Reorganization  will qualify as a  "reorganization"  under  section  368(a)(1)  of the Code,  and the participating  LB Fund and Thrivent/AAL  Fund involved therein each will be "a party to a  reorganization"
         within the meaning of section 368(b) of the Code.

2.       The LB Fund will  recognize  no gain or loss on the  transfer  of its assets to the  Thrivent/AAL  Fund in exchange for the  Thrivent/AAL  Fund's shares and the assumption by the  Thrivent/AAL  Fund of the assumed liabilities  of the  LB  Fund  or on  the  subsequent  distribution  of  those  shares  to  the LB  Fund's shareholders in exchange for their LB Fund shares.

3.       The  Thrivent/AAL  Fund will  recognize  no gain or loss on its  receipt  of the  assets of the LB Fund in exchange  for  Thrivent/AAL  Fund  shares  and the  assumption  by the  Thrivent/AAL  Fund of the  assumed liabilities of the LB Fund.

4.       The  Thrivent/AAL  Fund's basis in the LB Fund assets  transferred  to the  Thrivent/AAL  Fund will be the same as the LB Fund's basis therein  immediately before the  Reorganization,  and the Thrivent/AAL  Fund's holding period for those assets will include the LB Fund's holding period.

5.       An LB Fund  shareholder  will  recognize  no gain or loss on the  exchange  of the  shareholder's  LB Fund shares solely for Thrivent/AAL Fund shares in the Reorganization.

6.       An LB Fund  shareholder's  aggregate basis in the Thrivent/AAL  Fund shares received by the shareholder in the  Reorganization  will  be the  same  as the  aggregate  basis  in the  shareholder's  LB  Fund  shares surrendered in exchange for those LB Fund shares,  and the holding period of the Thrivent/AAL  Fund shares to be received by each LB Fund  shareholder  will  include  the period  during  which the shares of the LB
         Fund exchanged  therefor were held by such  shareholder  (provided that the LB Fund  shareholder  held the shares of the LB Fund as a capital asset on the date of the Reorganization).

7.       The  Existing  AAL Fund will  succeed to and take into  account as of the date of the  Reorganization  the items of the LB Fund described in  Section 381(c)  of the Code,  subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

8.       With respect to those  Reorganizations  in which a LB Fund will be  reorganized  into a New Thrivent  Fund
         (excluding  the  Reorganization  of the  Lutheran  Brotherhood  Opportunity  Growth Fund and the  Lutheran
         Brotherhood  Mid Cap Growth Fund into the Thrivent  Mid Cap Growth Fund,  with respect to which no opinion is offered on this  point),  the New  Thrivent  Fund will be treated for tax  purposes  the same as the LB
         Fund would have been  treated had there been no  Reorganization.  As a result,  the taxable year of the LB
         Fund will not end on the effective date of the  Reorganization  and the tax attributes of the LB Fund will be taken into account by the New Thrivent Fund as if there had been no Reorganization.

9.       After the  Reorganization of the Lutheran  Brotherhood  Opportunity  Growth Fund into the Thrivent Mid Cap
         Growth Fund, the  utilization by the Thrivent Mid Cap Growth Fund of (a) carryovers of  pre-Reorganization capital  losses  realized by the Lutheran  Brotherhood  Opportunity  Growth Fund and (b) capital losses it realizes after the  Reorganization  that are attributable to the Lutheran  Brotherhood  Opportunity Growth
         Fund's  built-in  unrealized  capital losses as of the closing date,  will be subject to limitation  under the Code.  With  respect to the other  Reorganizations  of LB Funds into New  Thrivent  Funds,  such items will be available to each New  Thrivent  Fund to the same extent those items would have been  available to the corresponding LB Fund had there been no Reorganization.

You should  recognize  that an opinion of counsel  is not  binding on the  Internal  Revenue  Service or any court.
Neither the LB Funds nor the  Thrivent/AAL  Funds expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations.  Although it is not expected,  if the IRS successfully  challenged the tax treatment of any
Reorganization,  the  Reorganization  would be treated as a taxable sale of assets of the  participating LB Fund to the Thrivent/AAL Fund, followed by the taxable liquidation of the LB Fund.

LB  Fund  shareholders  should  consult  their  tax  advisors  regarding  the  effect,  if  any,  of  the  proposed
Reorganizations  in light of their  individual  circumstances.  Because the  foregoing  discussion  relates only to certain  federal income tax  consequences  of the  Reorganizations,  the  shareholders  of the LB Funds should also consult  their tax advisors as to the federal,  state and local tax  consequences,  if any, of the  Reorganizations based upon the shareholders' particular circumstances.

Because the investment  policies and practices of the  Thrivent/AAL  Funds are similar in all material  respects to those of their  corresponding  LB Funds,  the  Thrivent/AAL  Funds do not anticipate  that taxable sales  involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

                                                  Capitalization

The following  tables present,  as of October 31, 2003: (1) the  capitalization  of each LB Fund being  reorganized into an Existing AAL Fund; (2) the  capitalization  of the Existing AAL Fund; and (3) the pro forma  capitalization of the  Existing  AAL Fund as adjusted to give effect to the  Reorganization.  The  capitalization  of each fund is likely to be different at the closing as a result of daily share purchase and  redemption  activity in the funds as well as the effects of the other ongoing operations of the respective funds prior to the closing.

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood                                     Pro Forma AAL
                                     World Growth Fund           AAL International Fund       International Fund
Class A
   Total Net Assets                         $59,798,249                 $152,737,737                 $212,535,986
   Shares outstanding                        7,129,746                   18,602,047                   25,884,922
   Net Asset Value Per Share                   $8.39                        $8.21                       $8.21
   Maximum Public Offering                     $8.88                        $8.69                       $8.69
    Price
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
   Total Net Assets                         $10,773,987                  $7,531,673                  $18,305,660
   Shares outstanding                        1,343,675                     946,041                    2,299,344
   Net Asset Value Per Share                   $8.02                        $7.96                       $7.96
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                         $10,326,438                  $2,890,049                  $13,216,487
   Shares outstanding                        1,181,338                     347,681                    1,589,980
   Net Asset Value Per Share                   $8.74                        $8.31                       $8.31
------------------------------------ --------------------------- ---------------------------- ---------------------------

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood        AAL Aggressive               Pro Forma AAL Aggressive
                                     Growth Fund                 Growth Fund                  Growth Fund
Class A
  Total Net Assets                          $28,048,794                  $36,154,684                 $64,203,478
   Shares outstanding                        2,609,486                    8,317,648                   14,770,477
   Net Asset Value Per Share                   $10.75                       $4.35                       $4.35
   Maximum Public Offering                     $11.38                       $4.60                       $4.60
    Price
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
   Total Net Assets                         $10,638,574                  $3,644,136                  $14,282,710
   Shares outstanding                        1,019,679                     869,470                    3,407,773
   Net Asset Value Per Share                   $10.43                       $4.19                       $4.19
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                          $3,134,968                  $3,289,788                   $6,424,756
   Shares outstanding                         278,658                      726,163                    1,418,152
   Net Asset Value Per Share                   $11.25                       $4.53                       $4.53
------------------------------------ --------------------------- ---------------------------- ---------------------------

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood Fund   AAL Capital Growth Fund      Pro Forma AAL Capital
                                                                                              Growth Fund
Class A
  Total Net Assets                          $757,561,033               $2,793,059,763               $3,550,620,796
   Shares outstanding                        41,427,933                  99,049,939                  125,915,234
   Net Asset Value Per Share                   $18.29                      $28.20                       $28.20
   Maximum Public Offering                     $19.35                      $29.84                       $29.84
    Price
------------------------------------ --------------------------- ---------------------------- ---------------------------
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
  Total Net Assets                          $64,934,652                  $80,820,001                 $145,754,653
   Shares outstanding                        3,686,935                    3,021,193                   5,448,564
   Net Asset Value Per Share                   $17.61                      $26.75                       $26.75
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                         $25,097,158                  $80,219,017                 $105,316,175
   Shares outstanding                        1,364,351                    2,836,964                   3,724,531
   Net Asset Value Per Share                   $18.39                      $28.28                       $28.28
------------------------------------ --------------------------- ---------------------------- ---------------------------

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood                                     Pro Forma AAL Equity
                                     Value Fund                  AAL Equity Income Fund       Income Fund
Class A
   Total Net Assets                         $28,445,311                 $228,191,216                 $256,636,527
   Shares outstanding                        2,277,802                   19,460,579                   21,886,449
   Net Asset Value Per Share                   $12.49                      $11.73                       $11.73
   Maximum Public Offering                     $13.22                      $12.41                       $12.41
    Price
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
   Total Net Assets                          $9,128,812                  $7,947,880                  $17,076,692
   Shares outstanding                         745,112                      681,098                    1,463,397
   Net Asset Value Per Share                   $12.25                      $11.67                       $11.67
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
  Total Net Assets                           $3,066,627                  $12,020,246                 $15,086,873
   Shares outstanding                         241,826                     1,023,897                   1,285,115
   Net Asset Value Per Share                   $12.68                      $11.74                       $11.74
------------------------------------ --------------------------- ---------------------------- ---------------------------

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood        AAL Municipal                Pro Forma AAL Municipal
                                     Municipal Bond Fund         Bond Fund                    Bond Fund
Class A
   Total Net Assets                         $641,710,436                $645,232,185                $1,286,942,621
   Shares outstanding                        70,630,347                  56,493,329                  112,678,311
   Net Asset Value Per Share                   $9.09                       $11.42                       $11.42
   Maximum Public Offering                     $9.52                       $11.96                       $11.96
    Price
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
   Total Net Assets                         $24,179,138                  $12,968,864                 $37,148,002
   Shares outstanding                        2,668,446                    1,135,884                   3,253,625
   Net Asset Value Per Share                   $9.06                       $11.42                       $11.42
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                          $2,592,654                  $3,480,675                   $6,073,329
   Shares outstanding                         285,373                      304,788                     531,816
   Net Asset Value Per Share                   $9.09                       $11.42                       $11.42
------------------------------------ --------------------------- ---------------------------- ---------------------------

------------------------------------ --------------------------- ---------------------------- ---------------------------
                                     Lutheran Brotherhood                                     Pro Forma AAL Money
                                     Money Market Fund           AAL Money Market Fund        Market Fund
Class A
   Total Net Assets                         $500,265,347                $301,766,074                 $802,031,421
   Shares outstanding                       500,265,347                  301,766,074                 802,031,421
   Net Asset Value Per Share                   $1.00                        $1.00                       $1.00
------------------------------------ --------------------------- ---------------------------- ---------------------------
Class B
   Total Net Assets                          $1,095,202                  $2,278,123                   $3,373,325
   Shares outstanding                        1,095,202                    2,278,123                   3,373,325
   Net Asset Value Per Share                   $1.00                        $1.00                       $1.00
------------------------------------ --------------------------- ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                         $18,738,130                 $112,412,495                 $131,150,625
   Shares outstanding                        18,738,130                  112,412,495                 131,150,625
   Net Asset Value Per Share                   $1.00                        $1.00                       $1.00
------------------------------------ --------------------------- ---------------------------- ---------------------------

The  following  table  presents,  as of October  31,  2003:  (1) the  capitalization  of the  Lutheran  Brotherhood
Opportunity  Growth Fund, (2) the  capitalization of the Lutheran  Brotherhood Mid Cap Growth Fund, and (3) the pro
forma  capitalization  of the  Thrivent  Mid Cap Fund,  a New  Thrivent  Fund,  as  adjusted  to give effect to the
Reorganization.  The  capitalization  of each fund is likely to be  different  at the  Closing as a result of daily share purchase and redemption  activity in the funds as well as the effects of the other ongoing  operations of the respective funds prior to the Closing.

--------------------------------------- ------------------------ ---------------------------- ---------------------------
                                                                                                      Pro Forma
                                         Lutheran Brotherhood     Lutheran Brotherhood Mid         Thrivent Mid Cap
                                        Opportunity Growth Fund        Cap Growth Fund               Growth Fund
Class A
   Total Net Assets                          $136,808,195               $113,116,436                 $249,924,631
   Shares outstanding                         15,261,190                  9,156,225                   20,230,183
   Net Asset Value Per Share                     $8.96                     $12.35                       $12.35
   Maximum Public Offering Price                 $9.48                     $13.07                       $13.07
--------------------------------------- ------------------------ ---------------------------- ---------------------------
Class B
   Total Net Assets                           $11,616,511                $37,234,218                 $48,850,729
   Shares outstanding                          1,356,809                  3,160,935                   4,147,099
   Net Asset Value Per Share                     $8.56                     $11.78                       $11.78
--------------------------------------- ------------------------ ---------------------------- ---------------------------
Institutional Class
   Total Net Assets                            $683,764                  $7,257,924                   $7,941,688
   Shares outstanding                           73,296                     563,722                     616,851
   Net Asset Value Per Share                     $9.33                     $12.87                       $12.87
--------------------------------------- ------------------------ ---------------------------- ---------------------------

The following  tables  present as of October 31, 2003.  (1) the  capitalization  of each other LB Fund that will be reorganized into a New Thrivent Fund; and (2) the pro forma  capitalization of each corresponding  Thrivent Fund as adjusted after the  Reorganization.  The  capitalization of each LB Fund will be identical to its corresponding New
Thrivent  Fund and is  likely  to be  different  at the  closing  date as a  result  of daily  share  purchase  and redemption  activity in the LB Funds as well as the effects of the other  ongoing  operations of the LB Funds prior to the closing date.

------------------------------------ --------------------------- ----------------------------
                                                                 Pro Forma
                                     LB High Yield Fund          Thrivent High Yield Fund
Class A
   Total Net Assets                  $579,764,249                $579,764,249
   Shares outstanding                114,341,994                 114,341,994
   Net Asset Value Per Share         $5.07                       $5.07
   Maximum Public Offering
   Price                             $5.31                       $5.31
Class B
   Total Net Assets                  $36,276,145                 $36,276,145
   Shares outstanding                7,157,026                   7,157,026
   Net Asset Value Per Share         $5.07                       $5.07
Institutional Class
   Total Net Assets                  $10,817,890                 $10,817,890
   Shares outstanding                2,131,967                   2,131,967
   Net Asset Value Per Share         $5.07                       $5.07
------------------------------------ --------------------------- ----------------------------

------------------------------------ --------------------------- ----------------------------
                                                                 Pro Forma
                                     LB Income Fund              Thrivent Income Fund
Class A
   Total Net Assets                  $608,719,395                $608,719,395
   Shares outstanding                69,712,340                  69,712,340
   Net Asset Value Per Share         $8.73                       $8.73
   Maximum Public Offering
   Price                             $9.14                       $9.14
Class B
   Total Net Assets                  $30,256,639                 $30,256,639
   Shares outstanding                3,472,800                   3,472,800
   Net Asset Value Per Share         $8.71                       $8.71
Institutional Class
   Total Net Assets                  $25,207,541                 $25,207,541
   Shares outstanding                2,880,470                   2,880,470
   Net Asset Value Per Share         $8.75                       $8.75
------------------------------------ --------------------------- ----------------------------

------------------------------------ --------------------------- ----------------------------
                                                                 Pro Forma
                                     LB Limited                  Thrivent Limited Maturity
                                     Maturity Bond Fund          Bond Fund
Class A
   Total Net Assets                  $90,424,855                 $90,424,855
   Shares outstanding                6,925,780                   6,925,780
   Net Asset Value Per Share         $13.06                      $13.06
   Maximum Public Offering
   Price                             $13.06                      $13.06
Class B
   Total Net Assets                  $6,164,657                  $6,164,657
   Shares outstanding                472,141                     472,141
   Net Asset Value Per Share         $13.06                      $13.06
Institutional Class
   Total Net Assets                  $14,725,216                 $14,725,216
   Shares outstanding                1,128,096                   1,128,096
   Net Asset Value Per Share         $13.05                      $13.05
------------------------------------ --------------------------- ----------------------------

                         SUBADVISER INFORMATION FOR THE AAL INTERNATIONAL FUND

At its meeting on February 11, 2004, the Board of Trustees (the "Board") of The AAL Mutual Funds (the "Trust"),
including a majority of the Independent Trustees, voted to approve new subadvisory agreements (each a
"Subadvisory Agreement") between the Trust, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") and
each of Mercator Asset Management LP ("Mercator") and T. Rowe Price International, Inc. ("Price International"
and collectively with Mercator, the "subadvisers") pursuant to which each Subadviser will manage a portion of the assets of the AAL International Fund.

                                       THE TRUST AND ITS INVESTMENT ADVISER

The Trust has entered into an investment advisory agreement (the "Agreement") with Thrivent Investment Management
Inc. ("Thrivent Investment Mgt.") dated November 28, 1990, as amended February 11, 2004.  Under the Agreement, the AAL International Fund pays Thrivent Investment Mgt. an advisory fee equal to 0.65% on the first $50 million of average daily net assets and 0.60% of the average daily net assets over $50 million.  From this fee, Thrivent Investment Mgt. will pay each subadviser the following fee as a percentage of assets that the respective subadviser manages:

         Mercator               0.47% of average daily net assets

         Price International    0.75% on the first $20 million of average daily net assets
                                0.60% on the next $30 million of average daily net assets
                                0.50% on the next $150 million of average daily net assets
                                0.50% of all average daily net assets when assets exceed $200 million/1/
                                0.45% of all average daily net assets when assets exceed $500 million/1/

On February 19, 2003, the Securities and Exchange Commission granted the Trust and Thrivent Investment Mgt. an order exempting them from the federal securities law requirements to obtain approval of the appointment of unaffiliated subadvisers (the "Exemptive Order"), subject to certain conditions imposed to ensure that the interests of shareholders are adequately protected.  At a shareholders meeting held on March 9, 2004, the shareholders of the AAL International Fund approved a fundamental change in investment policy allowing Thrivent
Investment Mgt. to enter into and amend subadvisory agreements without shareholder approval.  Under the terms of the Agreement and the Exemptive Order Thrivent Investment Mgt. will (i) select, subject to review and approval by the Board, the subadvisers based on quantitative and qualitative evaluation of the subadvisers; (ii) review and monitor the performance of the subadvisers on an ongoing basis; and (iii) recommend changes in the subadvisers to the Board as appropriate.  Thrivent Investment Mgt. will also allocate the assets of the AAL International Fund among the subadvisers.

                                         INVESTMENT SUBADVISORY AGREEMENTS

Each subadviser will serve pursuant to a separate Subadvisory Agreement (a form of which is attached as Appendix D hereto) that will become effective on the date of the Reorganization.  Pursuant to the terms of the Subadvisory
Agreements, the subadvisers will provide continuous investment management services to the AAL International Fund, subject to the overall supervision of the Board and Thrivent Investment Mgt.

Thrivent Investment Mgt. intends to allocate the AAL International Fund's assets substantially equally between
Mercator and Price International.  Thrivent Investment Mgt. will retain the ability to reallocate the assets of the AAL International Fund between Mercator and Price International in its discretion.

Each Subadvisory Agreement provides that the subadviser will not be liable for any act or omission in the course of, or connected with, rendering services under the Agreement, except when such services are rendered in bad faith, negligence or reckless disregard of its duties under the Agreement.  The subadviser will, however, indemnify and hold harmless the Trust, Thrivent Investment Mgt., the Board or shareholders from any and all claims, losses, expenses, obligations or liabilities (including reasonable attorneys' fees) which arise or result from the subadviser's bad faith, negligence, willful misfeasance or reckless disregard of its duties under the
Agreement.

Each Subadvisory Agreement, unless sooner terminated, will remain in effect continuously for two years following its effective date. Thereafter, it would continue to be renewed for successive one-year terms provided that the renewal is specifically approved at least annually by either the Board or a majority of the outstanding shares of the AAL International Fund and, in either case, by a majority of the Trustees who are not "interested persons"
(as defined in the 1940 Act) of any party to the Subadvisory Agreement.  The Trust may terminate the Subadvisory
Agreement by a vote of a majority of the Independent Trustees or a majority of its outstanding voting securities at any time on 60 days' written notice to Thrivent Investment Mgt. and the subadviser.  Thrivent Investment Mgt.
may terminate the Subadvisory Agreement upon 60 days' written notice to the subadviser.  The subadviser may terminate the Subadvisory Agreement at any time upon 60 days' written notice to Thrivent Investment Mgt.  A
Subadvisory Agreement will automatically terminate without penalty in the event of its assignment as defined in the 1940 Act.

Matters Considered by the Board in Approving the New Investment Subadvisory Agreements

Following its review of the performance of the AAL International Fund in 2003, Thrivent Investment Mgt.
determined that the use of a blended growth and value strategy offered the best opportunity to improve the risk-adjusted returns of the AAL International Fund.  Thrivent Investment Mgt. also recommended that Oechsle
International Advisor, LLC, the current subadviser of the AAL International Fund, be replaced by Price
International, the current subadviser to the Lutheran Brotherhood World Growth Fund, which employs a growth strategy, and an additional subadviser that utilizes a value strategy.  Thrivent Investment Mgt. subsequently evaluated potential value subadvisers based on criteria that included performance, investment strategy, anticipated subadvisory fees, and other factors.  Following this review, Thrivent Investment Mgt. recommended to the Board, and at a meeting held on February 10-11, 2004 the Board resolved, that Price International and
Mercator be engaged to manage the assets of the AAL International Fund.  The Board based its recommendation on various factors, including but not limited to the following: the potential for improved risk-adjusted performance of the AAL International Fund based on a blended growth and value strategy; the investment personnel and portfolio management approach of Mercator and Price International; the historical performance of other portfolios managed by Mercator against relevant benchmarks; and the potential subadvisory fee structure.

The Board considered the following criteria utilized by Thrivent Investment Mgt. in recommending subadvisers:

                                  Information about Mercator Asset Management LP

Thrivent  Financial has engaged  Mercator  Asset  Management  LP, 5200 Town Center  Circle,  Suite 550, Boca Raton,
Florida 33486 to subadvise a portion of the International  Fund.  Founded in 1984,  Mercator manages  international equity  funds for  institutional  clients,  including  corporate  and  public  retirement  plans,  endowments,  and foundations.  As of December 31, 2003,  Mercator managed  approximately  $6.6 billion in assets including  separate accounts, commingled funds and a mutual fund.

Mercator is organized as a limited partnership under the laws of Delaware.  Information about the principal executive officer and investment professionals is provided in the following table.  The address of each person listed below is 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486.

---------------------------------------- -------------------------------------- --------------------------------------
                 Name                           Position with Mercator                  Principal Occupation
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
John G. Thompson, CFA                    Chief Investment Officer               Research Analyst/Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Peter F. Spano, CFA                      Chief Administrative Officer,          Research Analyst/Portfolio Manager
                                         Investment Professional
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James E. Chaney                          Investment Professional                Research Analyst/Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kevin J. Shaver, CFA                     Investment Professional                Research Analyst/Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Barbara J. Trebbi, CFA                   Investment Professional                Research Analyst/Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary R. Clemons                          Investment Professional                Research Analyst/Portfolio Manager
---------------------------------------- -------------------------------------- --------------------------------------

Information about other mutual funds managed by Mercator with investment objectives and strategies similar to those of the International Fund is provided in the following table.

--------------------------------------- -------------------- ------------------------------------------- -------------
                                        Net Assets of Fund   Annual Rate of Compensation                 Fees Waived
Name of Fund                            as of 12/31/03       (% of average net assets)                   or Reduced
--------------------------------------- -------------------- ------------------------------------------- -------------
--------------------------------------- -------------------- ------------------------------------------- -------------
Preferred International Value Fund      $391.2 million       First $25 Million          0.75%            No
                                                             Next $25 Million           0.60%
                                                             Next $25 Million           0.55%
                                                             Next $225 Million          0.50%
                                                             Next $200 Million          0.40%
                                                             Next $300 Million          0.20%
--------------------------------------- -------------------- ------------------------------------------- -------------

Mercator has no affiliated brokers through whom trades would be executed on behalf of the Fund.

                                Information about T. Rowe Price International, Inc.

Thrivent Financial has engaged T. Rowe Price International, Inc., an affiliate of T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland 21202 to subadvise a portion of the Thrivent Partner
International Stock Fund.  Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $22.9 billion as of December 31, 2003 in its offices in
Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.

Information about the principal executive officer and each director of Price International is provided in the following table.  The address of each person listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

---------------------------------------- -------------------------------------- --------------------------------------
                 Name                      Position with Price International            Principal Occupation
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
David J.L. Warren                        Director, President and Chief          Same
                                         Executive Officer

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
John R. Ford                             Director, Vice President, and Chief    Same
                                         Investment Officer

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James S. Riepe                           Director                               Vice Chairman of the Board and
                                                                                Director of T. Rowe Price Group, Inc.

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
George A. Roche                          Director                               Chief Financial Officer, Chairman of
                                                                                the Board, Director and President of
                                                                                T. Rowe Price Group, Inc.

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
M. David Testa                           Chairman of the Board and Director     Vice Chairman of the Board and
                                                                                Director of T. Rowe Price Group, Inc.

---------------------------------------- -------------------------------------- --------------------------------------

Information about other mutual funds managed by Price International with investment objectives and strategies similar to those of the Thrivent Partner International Stock Fund is provided in the following table.

--------------------------------- ------------------------ --------------------------------------- -------------------
                                                                                                       Net Assets
                                                                                                         as of
    Investment Company Name        Investment Objective         Annual Rate of Compensation             12/31/03
----------------------------------------------------------------------------------------------------------------------
                                             T. Rowe Price Mutual Funds:
----------------------------------------------------------------------------------------------------------------------
--------------------------------- ------------------------ --------------------------------------- -------------------

  T. Rowe Price International     Long-term growth of              .35% (individual fee)             $5,220,282,566
          Funds, Inc.:            capital                             .32% (group fee)
  T. Rowe Price International
           Stock Fund
--------------------------------- ------------------------ --------------------------------------- -------------------
--------------------------------- ------------------------ --------------------------------------- -------------------

  Institutional International     Long-term growth of         .70% of average daily net assets       $1,046,428,948
          Funds, Inc.:            capital
      Foreign Equity Fund
--------------------------------- ------------------------ --------------------------------------- -------------------

  T. Rowe Price International     Long-term growth of      1.05% (Covers both investment              $508,875,583
         Series, Inc.:            capital                  management and operating expenses)
  T. Rowe Price International
           Stock Fund
----------------------------------------------------------------------------------------------------------------------

                                 Subadvised Mutual Funds and Variable Annuity Funds:
----------------------------------------------------------------------------------------------------------------------
--------------------------------- ------------------------ --------------------------------------- -------------------

John Hancock Variable Series      Long-term growth of          .75% of the first $20 million          $126,689,910/3/
Trust I:                          capital                       .60% of the next $30 million
International Opportunities                                        .50% above $50 million
Fund                                                       .50% on all assets once assets exceed
                                                                       $200 million/2/
--------------------------------- ------------------------ --------------------------------------- -------------------
--------------------------------- ------------------------ --------------------------------------- -------------------

Thrivent Series Fund, Inc.:       Long-term growth of          .75% of the first $20 million
Thrivent Partner International    capital                       .60% of the next $30 million          $419,632,678/3/
Stock Portfolio                                                    .50% above $50 million
                                                                .50% on all assets once assets
                                                                   exceed $200 million/4/
                                                                .45% on all assets once assets
                                                                   exceed $500 million/4/

The Lutheran Brotherhood Family   Long-term growth of          .75% of the first $20 million           $86,663,548/3/
of Funds:                                                      .60% of the next $30 million
Lutheran Brotherhood World                                         .50% above $50 million
Growth Fund                                                   .50% on all assets once assets exceed
                                                                         $200 million/5/
                                                              .45% on all assets once assets exceed
                                                                         $500 million/5/
--------------------------------- ------------------------ --------------------------------------- -------------------

Price International has no affiliated brokers through whom trades would be executed on behalf of the Funds.

/1/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts in the AAL
International Fund. For purposes of determining breakpoints, assets invested in the Thrivent Partner International
Stock Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

/2/ Price International has agreed to waive its fees so that at $500 million, the Sub-Advisory fee would be .45% on all assets.

/3/ The net asset figures are based on internal T. Rowe Price market value records.

/4/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts. For purposes of determining breakpoints, assets invested in the Lutheran Brotherhood World Growth Fund will be included in determining average daily net assets.

/5/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts. For purposes of determining breakpoints, assets invested in the Thrivent Partner International Stock Portfolio will be included in determining average daily net assets.

                                            Share Ownership Information

On the record date, no person owned beneficially or of record any shares of the New Thrivent Funds, which were organized for the purpose of continuing the business of their corresponding LB Fund.

On the record date, the trustees and officers of the LB Trust as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of each LB Fund.  To the best knowledge of each existing LB Fund, as of the record date, no person, except as described in the table below, owned beneficially or of record 5% or more of the outstanding shares of the existing LB Fund.

                                        Name and Address
LB Fund Shares/Class Exchanged          of Record Owner                                 Shares Owned    % of Outstanding
------------------------------          ----------------                                ------------    ----------------
Lutheran Brotherhood World Growth       Thrivent Financial for Lutherans Foundation          1,004,305            93.96%
Fund - Institutional Class              625 Fourth Avenue South
                                        Minneapolis, MN 55415-1624

Lutheran Brotherhood Growth Fund -      Augsburg Fortress Publishing                           369,442            80.24%
Institutional Class                     P.O. Box 1209
                                        Minneapolis, MN 5540-1209

                                        Bethesda Lutheran Homes and Services Inc.              39,6401             8.61%
                                        700 Hoffman Dr.
                                        Watertown, WI 53094-6294

Lutheran Brotherhood Fund -             Thrivent Financial for Lutherans Foundation            958.594            61.72%
Institutional Class                     625 Fourth Avenue South
                                        Minneapolis, MN 55415-1624

Lutheran Brotherhood Value Fund -       Thrivent Financial for Lutherans                         9,826            43.96%
Institutional Class                     625 Fourth Avenue South
                                        Minneapolis, MN 55415-1624

                                        St. Andrew by the Sea Evangelical Lutheran               7,630            34.13%
                                        Church Endowment Fund Inc.
                                        P.O. Box 1567
                                        Atlantic City, NJ 08404-1567

Lutheran Brotherhood Municipal Bond     Calahan Family Partnership                              89,277            30.68%
Fund - Institutional Class              c/o Julie Bauer
                                        6314 Hillview Way
                                        Missoula, MT 59803-3373

                                        FFB Financial Partnership                               33,663            11.57%
                                        Fred Bashore - G.P.
                                        12435 E. Doubletree Road
                                        Scottsdale, AZ 85259

                                        Better Vision Optical                                   25,056             8.61%
                                        125 S. 4th St.
                                        Dekalb, IL 60115-3766

                                        Stoner Homesteader Farms Inc.                           24,573             8.44%
                                        Rural Box 355
                                        Outlook, MT 59252

                                        Paul and Ralph Efthimiou DBA P & R Oil Co.              24,479             8.41%
                                        16 W. Tioga St.
                                        Spencer, NY 14883-9583

                                        Hawkeye Telephone Company                               23,560             8.10%
                                        c/o Chuck Gray
                                        20887 U Ave.
                                        Hawkeye, IA  52147-8211

                                        J G L Farms Inc.                                        18,744             6.44%
                                        c/o Thomas Johnson
                                        501 Sunset Blvd.
                                        Conrad, MT 59425-1714

                                        Maril & Co FBO 6X                                       16,997             5.84%
                                        c/o Marshall & Ilsley Trust Co
                                        P.O. Box 2977

                                        Milwaukee, WI 53201-2977
Lutheran Brotherhood Money Market       State Street Bank and Trust Cust                        52,949             6.32%
Fund - Class B                          For the Roth IRA Conversion of Rachel S.
                                        Leonard
                                        27655 112th St.
                                        Zimmerman, MN 55396-9458
                                                                                                42,173             5.04%
                                        Wayne W. Wentland
                                        Nedra G. Wentland Jt. WROS TOD
                                        508 Circle Ave.
                                        Forest Park, IL 60130-1931

Lutheran Brotherhood Money Market       Thrivent Financial Investor Services Inc.           10,877,952            72.22%
Fund - Institutional Class              625 Fourth Avenue South
                                        Minneapolis, MN 55415

Lutheran Brotherhood Opportunity        Sowles Properties Limited Partnership                   15,520            28.88%
Growth Fund - Institutional Class       3045 Sibley Memorial Hwy. #120
                                        St. Paul, MN 55121-1602

                                        Miter & Co FBO 6X                                       12,342            22.96%
                                        c/o Marshall & Ilsley Trust Co NA
                                        P.O. Box 2977
                                        Milwaukee, WI 53201-2977

                                        St. Matthew's Lutheran Church Endowment Fund            11,156            20.76%
                                        3281 16th St.
                                        San Francisco, CA 94103-3323

                                        Christ Church Lutheran Endowment Fund                    7,969            14.83%
                                        1090 Quintara St.
                                        San Francisco, CA 94116-1268

Lutheran Brotherhood Mid Cap Growth     Thrivent Financial for Lutherans Foundation            384,118            55.93%
Fund - Institutional Class              625 Fourth Avenue South
                                        Minneapolis, MN 55415-1624

                                        Bethesda Lutheran Homes and Services Inc.               40,541             5.81%
                                        700 Hoffman Dr.
                                        Watertown, WI 53094-6294

Lutheran Brotherhood High Yield Fund    Miter & Co FBO 6X                                      318,798            15.79%
- Institutional Class                   c/o Marshall & Ilsley Trust Co NA
                                        1000 N. Water Street
                                        P.O. Box 2977
                                        Milwaukee, WI  53201-2977

Lutheran Brotherhood Income Fund -      Thrivent Financial for Lutherans Foundation          1,103,440            35.72%
Institutional Class                     625 Fourth Avenue South
                                        Minneapolis, MN 55415-1624

Lutheran Brotherhood Limited Maturity   State Street Bank and Trust Cust                         4,998             6.62%
Bond Fund - Class B                     For the IRA of Kathleen Doverspike
                                        6141 Eastview St.
                                        N. Ridgeville OH  44039-1541

                                        C.W. Smith                                               3,955             5.24%
                                        P.O. Box 50581
                                        Casper, WY 82605-0581

Lutheran Brotherhood Limited Maturity   Miter & Co FBO 6X                                       66,727            19.49%
Bond Fund - Institutional Class         c/o Marshall & Ilsley Trust Co NA
                                        P.O. Box 2977
                                        Milwaukee, WI 53201-2977

                                        Holy Spirit Lutheran Church                             46,041            13.44%
                                        10021 NE 124th St.
                                        Kirkland, WA 98034-6725

                                        Grace Lutheran Church                                   37,541            10.96%
                                        517 N. Queen St.
                                        Lancaster, PA 17603-3097

                                        Maril & Co FBO 6X                                       24,844             7.25%
                                        c/o Marshall & Ilsley Trust Co
                                        P.O. Box 2977
                                        Milwaukee, WI 53201-2977

                                        Metro Chicago Synod of ELCA                             23,794             6.95%
                                        1420 W Dickens Ave.
                                        Chicago, IL 60614-3004

                                        Bethany Foundation of Council Bluffs                    20,152             5.88%
                                        7 Elliott St.
                                        Council Bluffs, IA 51503-0239

                                        Sierra Pacific Synod Outreach Fund                      17,874             5.22%
                                        401 Roland Way, Ste. 215
                                        Oakland, CA 94621-2034

On the record date, the trustees and officers of the Thrivent Trust as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of each Existing AAL Fund.
To the best knowledge of each Thrivent/AAL Fund, as of the record date, no person, except as described in the table below, owned beneficially or of record 5% or more of the outstanding shares of an Existing AAL Fund.

                                        Name and Address
Existing AAL Fund Shares/Class          of Record Owner                               Shares Owned      % of Outstanding
------------------------------          -----------------                             ------------      ----------------
AAL Aggressive Growth Fund -            Thrivent Financial for Lutherans              694,306           6.78%
Institutional Class                     625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                      MANAGEMENT'S DISCUSSION FOR EXISTING AAL FUNDS

Management's Discussion for Existing AAL Funds
from
Semiannual Report dated
October 31, 2003

The AAL Aggressive Growth Fund

[PHOTO OMITTED: SCOTT A. VERGIN]

Scott A. Vergin, Portfolio Manager

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Growth stocks rallied over the six-month period ending October 31, 2003, primarily due to sales and earnings improvement and positive economic data. The AAL Aggressive Growth Fund returned 16.00% over the period, while the median return of the Fund's Lipper, Inc., peer group was 14.86%. The Fund's market benchmarks, the Russell 1000 Growth Index and the S&P 500 Index, returned 16.81% and 15.62%, respectively over the same period.

Improved Earnings and Economic Reports Fuel Rally

Sales and earnings improvement as well as positive economic data fueled the market recovery in large company growth stocks over the period. Sales and earnings stopped declining from quarter to quarter and falling stock prices abated. In addition, economic data both domestically and worldwide leveled off and started to improve over the period.

Information technology was the strongest performer over the period and the Fund's overweighting in this sector contributed to the Fund's performance against its benchmarks. Also aiding performance was the Fund's low cash position and holdings in the energy, financial, and consumer staples sector. The Fund's stock selection in the heath care sector was less appealing and contributed negatively to performance over the period.

The oversold condition of the market -- since April of 2000 -- definitely helped to serve as a springboard for equity returns once corporate and economic fundamentals started to improve. Since our portfolio was aggressively postured going into the rebound, we benefited as the year progressed.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Information Technology       32.0%
Health Care                  17.8%
Consumer Discretionary       16.1%
Financials                   12.0%
Consumer Staples              7.9%
Industrials                   7.6%
Energy                        2.9%
Communications Services       1.3%
Miscellaneous                 0.3%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              1.8%
Common Stocks                      98.2%

Top 10 Holdings
(% of Portfolio)

Microsoft Corporation             3.5%
Intel Corporation                 3.2%
Pfizer, Inc.                      3.0%
Cisco Systems, Inc.               2.9%
General Electric Company          2.4%
Wal-Mart Stores, Inc.             2.2%
Citigroup, Inc.                   2.1%
Dell, Inc.                        2.0%
Amgen, Inc.                       1.9%
Johnson & Johnson                 1.5%

These holdings represent 24.7% of the Fund's total investment portfolio.

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

Outlook

We still feel that large cap growth stocks will perform well going into 2004 as long as sales and earnings and the economy continue to improve on a year-over-year basis. Also influencing our positive stance is the fact that interest rates continue to stay low. The equity markets could be construed as being overvalued considering the large run-up this year, but we feel that as long as corporate and economic fundamentals continue to rebound these factors will overshadow valuation concerns. We continue to posture the portfolio towards sectors and individual companies that tend to outperform during periods of economic recovery and growth.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AAAGX                  BBAGX                  N/A
Transfer Agent ID              027                    077                  060
Net Assets             $36,154,684             $3,644,136           $3,289,788
NAV                          $4.35                  $4.19                $4.53
NAV -- High*   10/14/2003 -- $4.35    10/14/2003 -- $4.20  10/14/2003 -- $4.53
NAV -- Low*      5/1/2003 -- $3.75      5/1/2003 -- $3.63    5/1/2003 -- $3.88
Number of Holdings: 220           * For the six months ended October 31, 2003

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*/1/

                       The AAL                     Consumer     Russell 1000
                       Aggressive     S&P 500      Price        Growth
  Date                 Growth Fund    Index***     Index**      Index****
-----------------------------------------------------------------------------
    July 1, 2000        9,450        10,000        10,000        10,000
            2000        9,063         9,743        10,017         9,541
            2000        9,582        10,348        10,029        10,405
            2000        9,072         9,802        10,081         9,421
            2000        8,666         9,761        10,099         8,975
            2000        7,324         8,991        10,104         7,652
            2001        7,295         9,035        10,099         7,410
            2001        7,626         9,356        10,163         7,922
            2001        6,199         8,503        10,203         6,577
            2001        5,557         7,964        10,226         5,861
            2001        6,331         8,583        10,267         6,603
            2001        6,152         8,640        10,313         6,506
            2001        5,906         8,430        10,331         6,355
            2001        5,604         8,347        10,302         6,196
            2001        5,018         7,825        10,302         5,689
            2001        4,508         7,193        10,348         5,121
            2001        4,564         7,330        10,313         5,390
            2001        4,857         7,892        10,296         5,908
            2002        4,933         7,961        10,255         5,897
            2002        4,772         7,845        10,279         5,793
            2002        4,460         7,694        10,319         5,552
            2002        4,659         7,983        10,377         5,744
            2002        4,281         7,499        10,435         5,275
            2002        4,196         7,444        10,435         5,148
            2002        3,752         6,914        10,441         4,672
            2002        3,430         6,375        10,453         4,415
            2002        3,449         6,417        10,488         4,428
            2002        3,194         5,720        10,505         3,969
            2002        3,459         6,223        10,531         4,333
            2002        3,638         6,589        10,531         4,568
            2003        3,345         6,202        10,508         4,253
            2003        3,270         6,040        10,554         4,149
            2003        3,241         5,949        10,636         4,130
            2003        3,298         6,007        10,700         4,207
            2003        3,544         6,501        10,676         4,518
            2003        3,723         6,843        10,659         4,744
            2003        3,752         6,931        10,671         4,809
            2003        3,856         7,053        10,682         4,929
            2003        3,950         7,190        10,723         5,051
            2003        3,874         7,114        10,758         4,997
October 31, 2003       $4,111       $ 7,517       $10,746       $ 5,278

Average Annual Total Returns/1/
As of October 31, 2003

                                                            From
                                                       Inception
Class A/2/                            1-Year            7/1/2000
----------------------------------------------------------------
without sales charge                  18.85%            (22.13)%
with sales charge                     12.40%            (23.43)%

                                                            From
                                                       Inception
Class B/2/                            1-Year            7/1/2000
----------------------------------------------------------------
without sales charge                  17.37%            (23.00)%
with sales charge                     13.37%            (23.46)%

                                                            From
                                                       Inception
Institutional Class/3/                1-Year            7/1/2000
----------------------------------------------------------------
Net Asset Value                       20.48%            (21.17)%

Footnotes read:

*    As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the Consumer Price Index, the S&P 500 Index and the Russell 1000 Growth Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***    The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

****    The Russell 1000 Growth Index is an index comprised of those Russell 1000 Index companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of the 1,000 largest companies in the Russell 3000 Index, which represents the 3,000 largest companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes. The composition of the Russell 1000 Growth Index serves as a better reflection of the Fund's current investment strategy than does the S&P 500 Index.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/     Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/     Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL International Fund

[LOGO OMITTED: OECHSLE INTERNATIONAL ADVISORS]

Oechsle International Advisors, LLC, Portfolio Subadviser

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Economies, sentiment and markets were all on the upswing for much of the six-month period ending October 31, 2003. The AAL International Fund posted a return of 22.90% for the period, while the median of the Fund's Lipper, Inc., peer group was 22.76%. The Fund's market benchmark, the MSCI EAFE Index, returned 24.77% for the same period.

Rising commodity prices and shipping freight rates suggest a synchronized global recovery is taking root. Improvement in several areas like Japan's small businesses and the Eurozone's industrial confidence also demonstrate that the recovery is occurring. The greater visibility of the recovery promises greater future earnings gains, and investors are responding positively.

The underperformance of the Fund in comparison to its market benchmark largely occurred in September when investors suddenly pulled back from riskier, economically-sensitive stocks, before once again growing bullish from strong earnings reports. This hiatus benefited more value-oriented stocks at the expense of the Fund's more growth-focused approach. That said, we believe that investors' risk appetite is still in the process of a long-term recovery, which is a very positive development for our growth investment style. The Fund's underweightings in more defensive areas like health care, energy, and utilities added to performance over the period as investors felt comfortable taking on more risk. The Fund's overweightings in telecommunications and underweighting in financials detracted from performance against the market benchmark over the period.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Consumer Discretionary       29.3%
Financials                   23.2%
Industrials                   9.4%
Consumer Staples              9.0%
Communications Services       7.9%
Information Technology        5.9%
Materials                     4.6%
Energy                        4.4%
Health Care                   3.1%
Utilities                     0.6%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.7%
Common Stocks                      97.3%

Top 10 Countries
(% of Portfolio)

Japan                   19.5%
United Kingdom          18.8%
France                  10.2%
Germany                  8.9%
Italy                    7.2%
South Korea              5.1%
Netherlands              4.6%
Switzerland              3.9%
Hong Kong                3.6%
Spain                    3.1%

These holdings represent 84.9% of the Fund's total investment portfolio.

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Top Industries, Portfolio Composition and Top Countries are subject to change.

Outlook

Despite the market's strong performance in recent months, low valuations outside the U.S. and investor sentiment indicates that there is some room for improvement before belief that the global recovery is widespread and risk appetite returns to normal levels. We expect a continued positive environment for equities. The Fund is structured in anticipation of a global recovery and an improving earnings environment.

The Fund is partially positioned in the Asia area, excluding Japan, because most markets still trade on depressed valuations six years after the Asian debt crisis first began to agitate markets. Meanwhile, there is strong economic growth in this area, both domestically and in export markets. This investment theme has already helped improve performance of the Fund in the last few months. With the combination of low valuations, positive earnings momentum and improving sentiment that we see today and have not seen for years, we fully expect the current investment strategy to contribute more to the Fund in the coming months.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AAITX                  BBITX                  N/A
Transfer Agent ID              023                    073                  053
Net Assets            $152,737,737             $7,531,673           $2,890,049
NAV                          $8.21                  $7.96                $8.31
NAV -- High*   10/16/2003 -- $8.28    10/16/2003 -- $8.03  10/16/2003 -- $8.38
NAV -- Low*      5/1/2003 -- $6.69      5/1/2003 -- $6.53    5/1/2003 -- $6.75
Number of Holdings: 83            * For the six months ended October 31, 2003

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares**/1/

                     The AAL                         Consumer
                     International   MSCI EAFE        Price
  Date               Fund            Index***         Index****
------------------------------------------------------------------------
  August 1, 1995        9,450        10,000        10,000
            1995        9,469         9,619        10,026
            1995        9,431         9,806        10,046
            1995        9,412         9,543        10,079
            1995        9,412         9,808        10,072
            1996        9,586        10,203        10,066
            1996        9,994        10,245        10,125
            1996        9,956        10,280        10,157
            1996       10,107        10,498        10,210
            1996       10,496        10,804        10,249
            1996       10,439        10,605        10,269
            1996       10,486        10,664        10,275
            1996       10,136        10,353        10,295
            1996       10,164        10,375        10,315
            1996       10,354        10,651        10,348
            1996       10,448        10,542        10,380
            1996       10,818        10,961        10,400
            1997       10,757        10,820        10,400
            1997       10,953        10,442        10,433
            1997       11,198        10,613        10,466
            1997       11,179        10,651        10,492
            1997       11,159        10,708        10,505
            1997       11,669        11,404        10,498
            1997       12,023        12,033        10,511
            1997       12,101        12,228        10,525
            1997       11,709        11,315        10,544
            1997       11,875        11,949        10,571
            1997       11,198        11,030        10,597
            1997       11,012        10,918        10,590
            1998       10,861        11,013        10,577
            1998       11,151        11,517        10,597
            1998       11,549        12,255        10,616
            1998       11,903        12,633        10,636
            1998       11,978        12,733        10,656
            1998       12,097        12,671        10,675
            1998       11,946        12,767        10,689
            1998       11,828        12,896        10,702
            1998       10,807        11,299        10,715
            1998       10,453        10,952        10,728
            1998       11,001        12,094        10,754
            1998       11,592        12,714        10,754
            1999       12,063        13,215        10,748
            1999       12,570        13,176        10,774
            1999       12,142        12,862        10,787
            1999       12,333        13,399        10,820
            1999       12,795        13,942        10,898
            1999       12,356        13,224        10,898
            1999       12,717        13,739        10,898
            1999       13,066        14,148        10,931
            1999       13,438        14,199        10,957
            1999       13,652        14,342        11,010
            1999       14,160        14,880        11,030
            1999       14,937        15,397        11,036
            2000       16,847        16,778        11,036
            2000       16,215        15,712        11,062
            2000       17,388        16,135        11,128
            2000       17,332        16,761        11,220
            2000       15,854        15,879        11,226
            2000       15,325        15,491        11,233
            2000       16,057        16,097        11,298
            2000       15,415        15,422        11,318
            2000       15,708        15,556        11,331
            2000       14,772        14,798        11,390
            2000       14,219        14,449        11,410
            2000       13,475        13,907        11,416
            2001       13,793        14,401        11,410
            2001       13,935        14,394        11,482
            2001       12,687        13,315        11,528
            2001       11,722        12,427        11,554
            2001       12,428        13,291        11,600
            2001       11,887        12,822        11,652
            2001       11,392        12,297        11,672
            2001       11,110        12,074        11,639
            2001       10,569        11,768        11,639
            2001        9,380        10,576        11,692
            2001        9,604        10,847        11,652
            2001       10,086        11,246        11,633
            2002       10,163        11,313        11,587
            2002        9,638        10,712        11,613
            2002        9,853        10,787        11,659
            2002       10,306        11,371        11,725
            2002       10,282        11,446        11,790
            2002       10,259        11,602        11,790
            2002        9,841        11,121        11,797
            2002        8,803        12,227        11,810
            2002        8,684        12,169        11,849
            2002        7,777        10,845        11,869
            2002        8,243        11,429        11,899
            2002        8,493        11,948        11,899
            2003        8,135        11,546        11,872
            2003        7,727        11,064        11,925
            2003        7,548        10,810        12,017
            2003        7,284        10,598        12,089
            2003        8,003        11,636        12,063
            2003        8,422        12,341        12,043
            2003        8,650        12,640        12,056
            2003        8,925        12,945        12,069
            2003        9,201        13,258        12,115
            2003        9,177        13,667        12,154
October 31, 2003      $ 9,836       $14,519       $12,141

Average Annual Total Returns/1/
As of October 31, 2003

                                                            From
                                                       Inception
Class A/2/               1-Year         5-Year          8/1/1995
----------------------------------------------------------------
without sales charge     19.33%        (2.21)%             0.49%
with sales charge        12.80%        (3.32)%            (0.20)%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge     17.58%        (3.38)%           (2.10)%
with sales charge        13.58%        (3.38)%           (2.10)%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value          20.61%        (1.48)%           (1.53)%

Footnotes read:

*     International investing has special risks including currency fluctuation and political volatility.

**     As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the MSCI EAFE Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

***     The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a stock index designed to measure the equity performance of developed countries outside North America. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

****    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/     Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/    Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/     Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Capital Growth Fund

[PHOTO OMITTED: FREDERICK L. PLAUTZ]

Frederick L. Plautz, Portfolio Manager

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

After three years of a declining stock market, the second half of the fiscal year provided strong positive performance for large company stock investors. For the six-month period ended October 31, 2003, The AAL Capital Growth Fund provided an 11.25% total return. The S&P 500 Index benchmark return over this time period was 15.62% and the Fund's Lipper, Inc., peer group of similarly managed large-cap core funds registered a median performance of 14.42%.

Lower Exposure to Technology Impacts Performance

With the start of the war in Iraq, the negative psychology surrounding the invasion changed to one of optimism and the rally began in a way remarkably similar to the experience during the Desert Storm invasion in 1991. With confidence building around the prospect of an economic recovery, the rally built up momentum and spread to smaller companies and more speculative stocks. The Fund's positions in several investment niches away from the economic recovery theme and consistent use of higher quality companies were significant factors contributing to its underperformance relative to its benchmarks.

Information technology stocks, most unexpectedly, led the way in the market rally. After the gross over-valuation of this group during the market bubble of late 1999 and early 2000, we did not expect such a quick return to leadership over this period. The Fund's underweight position in this sector underlied its relative underperformance. Lower priced, lower quality companies rallied most significantly as confidence returned and concerns with business continuity faded. Consumer discretionary stocks also performed well but the Fund had lower participation as a result of an underweighted position. These companies were most leveraged to an economic recovery and performed exceedingly well despite often carrying higher valuations and less attractive earnings potential. The Fund did have large exposure to cable industry stocks inside this sector, but they proved less sensitive and were largely left behind by the market rally.

The Fund's position in the pharmaceutical industry weighed on performance as these companies were negatively affected by increased competition, patent expirations, lack of new product pipelines, and pressure on prescription utilization.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                   19.5%
Consumer Discretionary       17.4%
Information Technology       15.2%
Health Care                  12.4%
Consumer Staples             11.4%
Energy                        7.0%
Industrials                   6.2%
Communications Services       2.3%
Utilities                     0.4%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              8.2%
Common Stocks                      91.8%

Top 10 Holdings
(% of Portfolio)

American International Group, Inc.          4.1%
Pfizer, Inc.                                3.7%
Cox Communications, Inc.                    3.6%
Walgreen Company                            3.5%
General Electric Company                    3.4%
Comcast Corporation                         3.4%
Microsoft Corporation                       3.2%
Wal-Mart Stores, Inc.                       3.0%
Tiffany & Company                           3.0%
Altria Group, Inc.                          2.7%

These holdings represent 33.6% of the Fund's total investment portfolio.

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

Outlook

Management of the portfolio will continue to be driven by individual stock selection of companies that are high quality and well managed with businesses that are strategically differentiated with prospects for superior long-term performance. The stocks we seek typically experience "insider" buying patterns where key executives are committing personal funds to their respective firms' stock. We also seek positive earnings trends and look to buy at a valuation that appears cheap relative to a company's longer-term prospects. This approach will occasionally miss major market themes such as was experienced over the past six months, but will, we believe, over the long run, provide superior investment returns. At this point, economic indicators point to a continuation of the current recovery. Stocks appear to have discounted a good part of this recovery and our valuation discipline will continue to be applied to stock selection to the degree that the Fund's holdings reflect our growth-at-a-reasonable-price approach.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AALGX                  BBLGX                IILGX
Transfer Agent ID              017                    067                  047
Net Assets          $2,793,059,763            $80,820,001          $80,219,017
NAV                         $28.20                 $26.75               $28.28
NAV -- High*  10/16/2003 -- $28.25   10/16/2003 -- $26.82 10/16/2003 -- $28.33
NAV -- Low*     5/1/2003 -- $25.35     5/1/2003 -- $24.15   5/1/2003 -- $25.42
Number of Holdings: 85             * For the six months ended October 31, 2003

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*/1/

                     The AAL                         Consumer
                     Capital         S&P 500         Price
  Date               Growth Fund     Index**         Index***
------------------------------------------------------------------------
October 31, 1993        9,450        10,000        10,000
            1993        9,364         9,905        10,007
            1994        9,436        10,024        10,007
            1994        9,505        10,365        10,034
            1994        9,261        10,084        10,069
            1994        8,912         9,644        10,103
            1994        9,037         9,768        10,117
            1994        9,049         9,928        10,124
            1994        8,852         9,685        10,158
            1994        9,066        10,003        10,185
            1994        9,325        10,413        10,226
            1994        9,199        10,158        10,254
            1994        9,426        10,387        10,261
            1994        9,142        10,008        10,275
            1995        9,306        10,157        10,275
            1995        9,539        10,420        10,316
            1995        9,851        10,826        10,357
            1995       10,024        11,146        10,391
            1995       10,336        11,474        10,426
            1995       10,694        11,933        10,446
            1995       10,832        12,210        10,467
            1995       11,200        12,615        10,467
            1995       11,153        12,646        10,494
            1995       11,682        13,180        10,515
            1995       11,621        13,133        10,549
            1995       12,056        13,710        10,542
            1996       12,191        13,974        10,535
            1996       12,696        14,449        10,597
            1996       12,717        14,583        10,631
            1996       12,696        14,724        10,686
            1996       13,008        14,941        10,728
            1996       13,291        15,326        10,748
            1996       13,281        15,384        10,755
            1996       12,683        14,705        10,776
            1996       12,947        15,015        10,796
            1996       13,872        15,860        10,830
            1996       14,039        16,297        10,865
            1996       15,152        17,529        10,885
            1997       14,879        17,182        10,885
            1997       15,842        18,255        10,920
            1997       15,681        18,399        10,954
            1997       14,930        17,643        10,981
            1997       15,681        18,696        10,995
            1997       16,731        19,834        10,988
            1997       17,488        20,723        11,002
            1997       18,753        22,372        11,016
            1997       17,831        21,118        11,036
            1997       18,606        22,275        11,064
            1997       18,402        21,531        11,091
            1997       19,242        22,528        11,084
            1998       19,874        22,914        11,071
            1998       19,927        23,168        11,091
            1998       21,502        24,839        11,112
            1998       22,396        26,111        11,132
            1998       22,656        26,373        11,153
            1998       21,991        25,920        11,174
            1998       23,383        26,973        11,187
            1998       23,077        26,686        11,201
            1998       19,571        22,827        11,215
            1998       20,895        24,290        11,229
            1998       22,533        26,265        11,256
            1998       23,796        27,857        11,256
            1999       25,476        29,463        11,249
            1999       26,721        30,695        11,277
            1999       26,169        29,741        11,290
            1999       27,102        30,931        11,325
            1999       27,912        32,129        11,407
            1999       27,406        31,370        11,407
            1999       28,860        33,111        11,407
            1999       28,136        32,077        11,441
            1999       27,443        31,919        11,469
            1999       27,155        31,044        11,524
            1999       29,016        33,008        11,544
            1999       29,678        33,679        11,551
            2000       31,236        35,663        11,551
            2000       29,643        33,871        11,579
            2000       28,672        33,230        11,647
            2000       31,378        36,481        11,743
            2000       30,502        35,383        11,750
            2000       30,542        34,657        11,757
            2000       31,428        35,511        11,826
            2000       30,860        34,956        11,846
            2000       32,195        37,127        11,860
            2000       30,954        35,167        11,922
            2000       31,515        35,019        11,942
            2000       30,117        32,258        11,949
            2001       30,895        32,416        11,942
            2001       30,668        33,566        12,018
            2001       29,141        30,505        12,066
            2001       27,697        28,573        12,093
            2001       29,225        30,793        12,141
            2001       28,981        30,999        12,196
            2001       27,959        30,245        12,217
            2001       27,403        29,947        12,183
            2001       25,675        28,073        12,183
            2001       23,922        25,806        12,238
            2001       24,613        26,298        12,196
            2001       26,181        28,315        12,176
            2002       26,585        28,563        12,128
            2002       26,180        28,146        12,155
            2002       25,673        27,604        12,203
            2002       26,635        28,642        12,272
            2002       25,176        26,905        12,340
            2002       25,032        26,707        12,340
            2002       23,120        24,804        12,347
            2002       21,321        22,871        12,361
            2002       21,405        23,022        12,402
            2002       19,024        20,522        12,423
            2002       20,789        22,327        12,454
            2002       21,659        23,640        12,454
            2003       20,536        22,252        12,426
            2003       20,139        21,670        12,481
            2003       19,919        21,344        12,577
            2003       20,088        21,551        12,653
            2003       21,484        23,325        12,626
            2003       22,449        24,553        12,605
            2003       22,478        24,866        12,619
            2003       22,792        25,305        12,632
            2003       23,122        25,798        12,681
            2003       22,868        25,524        12,722
October 31, 2003      $23,902       $26,968       $12,708

Average Annual Total Returns/1/
As of October 130, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
without sales charge     14.97%          1.19%             9.72%
with sales charge         8.66%          0.05%             9.11%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge     13.59%          0.13%             6.24%
with sales charge         9.59%          0.13%             6.24%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value          15.53%          1.59%             3.98%

Footnotes read:

*    As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the S&P 500 Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**     The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/    Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Equity Income Fund

[LOGO OMITTED: THRIVENT INVESTMENT MANAGEMENT]

Thrivent Investment Management Inc.

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Value stocks generated very strong returns over the six-month period ending October 31, 2003. The AAL Equity Income Fund returned 15.63% over the period, while the median return of the Fund's Lipper, Inc., peer group returned 15.64%. The Fund's market benchmark, the S&P 500/Barra Value Index, gaining 18.46% over the same period.

Low Quality Stocks Rally

Stocks continued their rally that began in early March, as economic data points began to show signs of improvement. During the period, the portfolio was gradually repositioned away from some of the more defensive sectors and into a slightly more pro-cyclical stance in anticipation of a further pick-up in the economy. Weightings were increased in sectors such as industrials and decreased in areas such as health care and consumer staples. This strategy contributed to the Fund's performance over the period.

The strongest sectors on an absolute basis during the period included information technology, industrials, and consumer discretionary. The more cyclical areas tended to perform better as the market was anticipating a strengthening economy. Health care, which is generally considered less sensitive to economic cycles, was one of the weakest performers.

The Fund's relative performance against its benchmark's was hurt by weak performance in media stocks, which have not fared well due to a soft advertising environment. Financials were the biggest contributor to absolute performance, but the Fund's commercial bank holdings underperformed on a relative basis. A major bank acquisition and speculation regarding additional buyout targets prompted a rally in these stocks that did not benefit the Fund's larger bank holdings. Strong performance in energy holdings was the biggest contributor to relative performance for the period, while solid returns in the consumer staples and materials sectors also contributed.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                   30.1%
Consumer Discretionary       11.7%
Industrials                  10.6%
Energy                        9.9%
Information Technology        9.8%
Materials                     5.9%
Health Care                   5.9%
Consumer Staples              5.6%
Communications Services       4.5%
Utilities                     3.6%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.4%
Common Stocks                      97.6%

Top 10 Holdings
(% of Portfolio)

Citigroup, Inc.                                4.1%
Exxon Mobil Corporation                        2.8%
Bank of America Corporation                    2.4%
Wells Fargo & Company                          2.0%
ConocoPhillips                                 1.9%
J.P. Morgan Chase & Company                    1.6%
Hewlett-Packard Company                        1.6%
American International Group, Inc.             1.4%
Federal National Mortgage Corporation          1.4%
U.S. Bancorp                                   1.4%

These holdings represent 20.6% of the Fund's total investment portfolio.

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are subject to change.

Outlook

Value stocks in nearly all sectors and industries have risen substantially over the past eight months, as investors have expressed confidence in the economic recovery. Valuations now reflect much higher expectations of strong earnings growth for most companies, and the "value" parameters have broadened. What remains to be seen is whether or not those earnings come to fruition.

While we remain optimistic for both stocks and the economy, we have slightly reduced the economic sensitivity of the Fund toward a more neutral stance. Given that many value stocks are trading at levels that already reflect a fair amount of good news, we continue to look for more evidence of a continued economic expansion in the form of increasing corporate earnings. As always, we continue to search for larger company stocks with valuations that are reasonable given their business outlook, and particularly those that will benefit the most as the economy improves.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AAUTX                  BBEIX                  N/A
Transfer Agent ID              022                    072                  052
Net Assets            $228,191,216             $7,947,880          $12,020,246
NAV                         $11.73                 $11.67               $11.74
NAV -- High*  10/14/2003 -- $11.74   10/14/2003 -- $11.69 10/14/2003 -- $11.76
NAV -- Low*     5/1/2003 -- $10.18     5/1/2003 -- $10.15   5/1/2003 -- $10.20
Number of Holdings: 131            * For the six months ended October 31, 2003

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*/1/

                   The AAL        S&P              Consumer
                   Equity         500/Barra        Price
  Date             Income Fund    Value Index**    Index***
------------------------------------------------------------------------
  March 18, 1994        9,450        10,000        10,000
            1994        9,374         9,444        10,034
            1994        9,403         9,643        10,048
            1994        9,195         9,803        10,055
            1994        8,977         9,532        10,089
            1994        9,235         9,854        10,116
            1994        9,244        10,133        10,157
            1994        8,987         9,776        10,184
            1994        9,083         9,989        10,191
            1994        8,949         9,584        10,205
            1995        8,776         9,702        10,205
            1995        9,144         9,964        10,245
            1995        9,134        10,351        10,286
            1995        9,066        10,637        10,320
            1995        9,262        10,987        10,354
            1995        9,732        11,475        10,375
            1995        9,800        11,563        10,395
            1995        9,908        11,961        10,395
            1995        9,948        12,063        10,423
            1995       10,530        12,483        10,443
            1995       10,669        12,288        10,477
            1995       10,818        12,932        10,470
            1996       11,335        13,291        10,464
            1996       11,556        13,689        10,525
            1996       11,285        13,817        10,559
            1996       11,185        14,141        10,613
            1996       11,013        14,285        10,654
            1996       11,043        14,500        10,675
            1996       11,417        14,430        10,682
            1996       10,877        13,821        10,702
            1996       10,867        14,203        10,723
            1996       10,898        14,811        10,757
            1996       11,320        15,313        10,791
            1996       11,742        16,484        10,811
            1997       11,880        16,215        10,811
            1997       12,005        16,963        10,845
            1997       12,077        17,086        10,879
            1997       11,714        16,501        10,907
            1997       11,881        17,119        10,920
            1997       12,531        18,193        10,913
            1997       12,913        18,888        10,927
            1997       13,156        20,399        10,941
            1997       12,639        19,478        10,961
            1997       13,304        20,620        10,988
            1997       13,166        19,862        11,016
            1997       13,888        20,619        11,009
            1998       14,538        21,077        10,995
            1998       14,416        20,817        11,016
            1998       15,113        22,378        11,036
            1998       15,861        23,512        11,057
            1998       15,872        23,790        11,077
            1998       15,628        23,455        11,097
            1998       15,968        23,633        11,111
            1998       15,667        23,120        11,125
            1998       13,475        19,402        11,138
            1998       14,316        20,581        11,152
            1998       15,210        22,193        11,179
            1998       15,779        23,349        11,179
            1999       16,470        24,169        11,172
            1999       16,553        24,658        11,200
            1999       16,303        24,127        11,213
            1999       16,509        24,858        11,247
            1999       17,473        27,001        11,329
            1999       17,259        26,524        11,329
            1999       17,791        27,543        11,329
            1999       17,278        26,696        11,363
            1999       16,765        26,020        11,391
            1999       16,398        25,001        11,445
            1999       16,829        26,413        11,466
            1999       16,805        26,258        11,472
            2000       17,143        27,245        11,472
            2000       16,615        26,378        11,500
            2000       16,399        24,730        11,568
            2000       17,634        27,308        11,663
            2000       17,333        27,125        11,670
            2000       17,658        27,210        11,677
            2000       17,065        26,135        11,745
            2000       17,137        26,658        11,766
            2000       18,152        28,446        11,779
            2000       18,287        28,439        11,841
            2000       18,311        28,970        11,861
            2000       17,645        27,487        11,868
            2001       18,773        28,902        11,861
            2001       18,888        30,122        11,936
            2001       18,478        28,126        11,984
            2001       17,773        27,015        12,011
            2001       18,764        28,848        12,059
            2001       18,932        29,150        12,113
            2001       17,870        28,206        12,134
            2001       17,715        27,718        12,100
            2001       16,990        26,116        12,100
            2001       15,782        23,635        12,154
            2001       16,029        23,635        12,113
            2001       16,926        25,135        12,093
            2002       17,245        25,517        12,045
            2002       16,855        24,817        12,072
            2002       16,607        24,595        12,120
            2002       17,386        25,855        12,188
            2002       16,838        24,560        12,256
            2002       16,812        24,658        12,256
            2002       15,691        23,104        12,263
            2002       14,369        20,606        12,277
            2002       14,435        20,748        12,318
            2002       12,943        18,380        12,338
            2002       13,127        19,905        12,369
            2002       13,731        21,301        12,369
            2003       13,091        20,195        12,342
            2003       12,775        19,644        12,396
            2003       12,485        19,108        12,492
            2003       12,487        19,083        12,567
            2003       13,438        20,969        12,540
            2003       14,230        22,510        12,519
            2003       14,423        22,675        12,533
            2003       14,635        23,179        12,546
            2003       14,926        23,679        12,594
            2003       14,744        23,251        12,635
October 31, 2003      $15,538       $24,840       $12,621

Average Annual Total Returns/1/
As of October 31, 2003

                                                            From
                                                       Inception
Class A/2/               1-Year         5-Year         3/18/1994
----------------------------------------------------------------
without sales charge     18.37%          0.43%             5.30%
with sales charge        11.88%         (0.70)%            4.69%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge     16.99%        (0.60)%             3.31%
with sales charge        12.99%        (0.60)%             3.31%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value          19.03%          0.91%             1.74%

*     As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the S&P 500/Barra Value Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**    The S&P 500/Barra Value Index is an capitalization-weighted index comprised of the lowest price-to-book ratio securities in the S&P 500 Index. The S&P 500/Barra Value Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as "growth." It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/    Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Municipal Bond Fund

[PHOTO OMITTED: JANET I. GRANGAARD]

Janet I. Grangaard, Portfolio Manager

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.*

Municipal bonds and bonds in general were volatile for the six-month period ending October 31, 2003, due to the end of the war with Iraq, tax cuts, and mixed economic reports. The AAL Municipal Bond Fund returned 1.24% for the period, while the median return of the Fund's Lipper, Inc., peer group was 1.07%. As a broad market comparison, the Lehman Brothers Municipal Bond Index returned 1.47%.

The end of the war with Iraq, tax cuts and mixed economic reports provided a backdrop for significant volatility in bond prices over the period. The Federal Reserve continued to remain accommodative and predicted that rates would stay low for several months. The Fed's accommodative stance resulted in a steeper yield curve with the short end of the curve reacting to Fed expectations and the long end of the curve evaluating economic growth and prospects for an increase in inflation.

Toward the middle of the period, and in the face of improving economic news, we became more convinced interest rates would move up and shortened the Fund's duration. This strategy held the Fund back from outperforming its market index but was mitigated by our success in locating certain spots on the yield curve that rallied significantly. Of course, there are expenses associated with the Fund that do not apply to an unmanaged market index.

Lower Quality Municipal Bonds Rally

Lower quality municipal bonds, especially airline bonds, rallied over the period as the war ended and investors felt comfortable taking on more risk. The Fund's BBB rated or lower quality investment grade bonds performed well and contributed to performance. Tobacco bonds were volatile over the period, but also contributed in a meaningful way to performance.

Non-investment grade bonds, the lowest quality municipal bonds, outperformed significantly for the period due to the continued low quality bias. The Fund is unable to invest in these bonds because they do not fit the appropriate risk profile. Despite the higher quality nature of the Fund, we were still able to perform relatively well within our Lipper peer group.

[GRAPHIC OMITTED: RATINGS DISTRIBUTIONS]

Moody's Bond Quality Ratings Distributions

Aaa                52.1%
Aa                 15.8%
A                  11.0%
Baa                18.6%
Ba                  0.1%
B                   0.0%
Caa                 0.0%
Ca                  0.0%
C                   0.0%
D                   0.0%
Not Rated           2.4%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Education Revenue                            4.4%
Electric Revenue                             7.4%
Escrowed/Pre-refunded                       10.5%
General Obligation                          16.2%
Health Care                                 16.6%
Higher Education                             4.3%
Housing Finance                             11.1%
Miscellaneous Municipals                    17.2%
Special Tax Revenue                          6.3%
Water & Sewer                                6.0%

Top 10 States
(% of Portfolio)

Texas                12.7%
Illinois             10.2%
New York              9.7%
California            8.6%
Colorado              5.3%
Washington            4.0%
Michigan              3.4%
Minnesota             3.1%
Florida               3.0%
Pennsylvania          2.5%

These holdings represent 62.5% of the Fund's total investment portfolio.

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Moody's Bond Quality Ratings Distributions, Portfolio Composition and Top 10 States are subject to change.

Outlook

Our outlook is for continued improvement in U.S. economy. We are prepared for higher rates, which we think will come over the next six to twelve months as the economy strengthens and Federal Reserve decides it needs to tighten the money supply. We do not expect that tightening will happen until we see healthy improvement in the labor market and a closing of the "output gap", which could lead to higher inflation.

We have been adding risk to the Fund where we feel it is appropriate in order to take advantage of the improving economic environment. Specifically, we have been purchasing bonds in the A and Baa rating categories when we like the issue and think that we are being paid well for the risk we are taking. Currently the duration of the Fund is somewhere close to neutral compared to our Lipper peer group and our intention is to be neutral or short given the increasing threat of rising interest rates. As an ongoing effort, we are trying to increase our average position size to make research efforts most productive.

If rates do rise, we anticipate a slowing of municipal new issue supply. A lower supply of municipal bonds in 2004 combined with higher rates would be good scenario for municipals to outperform U.S. Treasuries.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AAMBX                    N/A                  N/A
Transfer Agent ID              015                    065                  045
Net Assets            $645,232,185            $12,968,864           $3,480,675
NAV                         $11.42                 $11.42               $11.42
NAV -- High*   6/13/2003 -- $11.90    6/13/2003 -- $11.89  6/13/2003 -- $11.90
NAV -- Low*    8/14/2003 -- $11.19    8/14/2003 -- $11.18  8/14/2003 -- $11.19
Number of Holdings: 297            * For the six months ended October 31, 2003

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares**/1/

                                    Lehman
                                    Brothers
                    The AAL         Municipal       Consumer
                    Municipal       Bond            Price
  Date              Bond Fund       Index***        Index****
------------------------------------------------------------------------
October 31, 1993        9,550        10,000        10,000
            1993        9,447         9,912        10,007
            1994        9,637        10,121        10,007
            1994        9,743        10,237        10,034
            1994        9,508         9,972        10,069
            1994        9,126         9,565        10,103
            1994        9,119         9,647        10,117
            1994        9,175         9,730        10,124
            1994        9,144         9,671        10,158
            1994        9,302         9,848        10,185
            1994        9,333         9,882        10,226
            1994        9,178         9,737        10,254
            1994        9,030         9,564        10,261
            1994        8,856         9,391        10,275
            1995        9,085         9,598        10,275
            1995        9,305         9,872        10,316
            1995        9,615        10,159        10,357
            1995        9,701        10,276        10,391
            1995        9,758        10,288        10,426
            1995       10,038        10,617        10,446
            1995        9,958        10,524        10,467
            1995       10,015        10,623        10,467
            1995       10,109        10,758        10,494
            1995       10,166        10,826        10,515
            1995       10,356        10,984        10,549
            1995       10,593        11,166        10,542
            1996       10,745        11,273        10,535
            1996       10,790        11,358        10,597
            1996       10,736        11,282        10,631
            1996       10,574        11,137        10,686
            1996       10,513        11,106        10,728
            1996       10,525        11,102        10,748
            1996       10,631        11,223        10,755
            1996       10,733        11,324        10,776
            1996       10,706        11,322        10,796
            1996       10,916        11,480        10,830
            1996       11,047        11,610        10,865
            1996       11,306        11,822        10,885
            1997       11,217        11,772        10,885
            1997       11,200        11,795        10,920
            1997       11,316        11,903        10,954
            1997       11,116        11,744        10,981
            1997       11,211        11,843        10,995
            1997       11,397        12,021        10,988
            1997       11,537        12,149        11,002
            1997       11,964        12,485        11,016
            1997       11,767        12,368        11,036
            1997       11,962        12,515        11,064
            1997       12,038        12,596        11,091
            1997       12,122        12,670        11,084
            1998       12,376        12,854        11,071
            1998       12,517        12,987        11,091
            1998       12,488        12,991        11,112
            1998       12,471        13,003        11,132
            1998       12,388        12,944        11,153
            1998       12,639        13,149        11,174
            1998       12,689        13,201        11,187
            1998       12,693        13,234        11,201
            1998       12,928        13,438        11,215
            1998       13,130        13,606        11,229
            1998       13,044        13,605        11,256
            1998       13,094        13,653        11,256
            1999       13,117        13,688        11,249
            1999       13,286        13,850        11,277
            1999       13,175        13,790        11,290
            1999       13,204        13,809        11,325
            1999       13,230        13,843        11,407
            1999       13,113        13,763        11,407
            1999       12,879        13,565        11,407
            1999       12,880        13,614        11,441
            1999       12,652        13,505        11,469
            1999       12,621        13,511        11,524
            1999       12,376        13,364        11,544
            1999       12,541        13,507        11,551
            2000       12,377        13,406        11,551
            2000       12,275        13,348        11,579
            2000       12,458        13,503        11,647
            2000       12,802        13,798        11,743
            2000       12,685        13,716        11,750
            2000       12,575        13,645        11,757
            2000       12,946        14,006        11,826
            2000       13,124        14,201        11,846
            2000       13,339        14,420        11,860
            2000       13,271        14,345        11,922
            2000       13,428        14,502        11,942
            2000       13,548        14,611        11,949
            2001       13,864        14,972        11,942
            2001       13,974        15,121        12,018
            2001       14,020        15,169        12,066
            2001       14,152        15,305        12,093
            2001       13,996        15,139        12,141
            2001       14,157        15,302        12,196
            2001       14,278        15,404        12,217
            2001       14,519        15,633        12,183
            2001       14,824        15,890        12,183
            2001       14,762        15,837        12,238
            2001       14,956        16,025        12,196
            2001       14,818        15,890        12,176
            2002       14,640        15,740        12,128
            2002       14,883        16,013        12,155
            2002       15,073        16,206        12,203
            2002       14,765        15,888        12,272
            2002       15,014        16,199        12,340
            2002       15,096        16,297        12,340
            2002       15,256        16,470        12,347
            2002       15,450        16,681        12,361
            2002       15,613        16,882        12,402
            2002       15,944        17,252        12,423
            2002       15,606        16,966        12,454
            2002       15,553        16,895        12,454
            2003       15,876        17,252        12,426
            2003       15,810        17,208        12,481
            2003       16,062        17,449        12,577
            2003       16,036        17,460        12,653
            2003       16,122        17,575        12,626
            2003       16,541        17,986        12,605
            2003       16,459        17,910        12,619
            2003       15,853        17,283        12,632
            2003       15,963        17,412        12,681
            2003       16,393        17,924        12,722
October 31, 2003      $16,322       $17,834       $12,708

Average Annual Total Returns/1/
As of October 31, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
without sales charge      4.59%          4.59%             5.51%
with sales charge       (0.14)%          3.63%             5.03%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge      3.74%          3.74%             5.09%
with sales charge       (0.26)%          3.74%             5.09%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value           4.89%          4.91%             5.17%

Footnotes read:

*    Investors may be subject to state taxes and federal alternative minimum tax.

**     As you compare performance, please note that the Fund's performance reflects the maximum 4.5% sales charge, while the Lehman Brothers Municipal Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

***     The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment grade municipal bonds with maturities of one year or more. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

****    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/    Class A performance has been restated to reflect the maximum sales charge of 4.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Money Market Fund

[PHOTO OMITTED: WILLIAM D. STOUTEN]

William D. Stouten, Portfolio Manager

The AAL Money Market Fund seeks a high level of current income while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high quality, short-term money market instruments.*

Money market yields declined along with overall short-term market interest rates for the six-month period ending October 31, 2003. The AAL Money Market Fund provided investors with a total return of 0.18%, while the Fund's Lipper, Inc., peer group earned a median total return of 0.20%.

Federal Reserve Policy

With thirteen cuts in the Federal Funds target rate since the beginning of 2001, the overnight Federal Funds target rate of 1% is now at the lowest level in over 40 years. The Federal Open Market Committee (FOMC) lowered its target for the Federal Funds target rate again in June due to fears of a falling price environment and lackluster economic reports. The money market industry is now operating in an environment that has never been experienced since the first money market fund was introduced in 1971.

The average length of portfolio holdings was shorter than the peer group through most of the period, reflecting our anticipation of better economic news that would steepen the yield curve and allow us to take advantage of higher yields. Fortunately, strong payroll numbers combined with higher Gross Domestic Product growth rates in the third calendar quarter provided market optimism, and allowed us to take advantage of a steeper yield curve by lengthening our portfolio to a level more in line with our Lipper peer group. This strategy contributed to our performance over the period.

The Fund's underperformance compared to its Lipper peer group can be partially explained by the Fund's focus on the highest quality money market instruments. Maintaining a portfolio of only the highest quality assets contributes to a slightly lower yield than our peer group, but remains a core part of our conservative investment strategy which is designed to meet our investors' primary objectives of safety and liquidity. In addition, the Fund's underperformance can also be attributed to a higher fee structure that allows for lower minimum balances, generous checkwriting privileges, and other beneficial features.

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Variable Rate Notes                 4.4%
Certificates of Deposit             6.8%
Commercial Paper                   88.8%

Footnotes read:

Quoted Fund performance is for Class A shares.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Portfolio Composition is subject to change.

Outlook

We expect that the FOMC will raise the overnight Federal Funds target rate in the coming months when it becomes convinced that the risks to higher than desired growth and a rise in inflation outweigh the risks of a fall in inflation and unsustained growth in the economy. As in any interest rate environment, our strategy remains the same. We continue to focus our efforts on conservative investments that maximize safety and liquidity for our clients. We are confident that as in any investing cycle, yields and returns historically provided by money markets funds will return.

                                       Portfolio Facts
                                   As of October 31, 2003
                        A Share                B Share     Institutional Share
                    --------------         --------------  -------------------
Ticker                       AMMXX                    N/A                AALXX
Transfer Agent ID              018                    068                  048
Net Assets            $301,766,074             $2,278,123         $112,412,495
NAV                          $1.00                  $1.00                $1.00
NAV -- High*     5/1/2003 -- $1.00      5/1/2003 -- $1.00    5/1/2003 -- $1.00
NAV -- Low*      5/1/2003 -- $1.00      5/1/2003 -- $1.00    5/1/2003 -- $1.00
Number of Holdings: 54             * For the six months ended October 31, 2003

The AAL Money Market Fund
April 30, 2003**

                         Class A      Class B      Institutional
----------------------------------------------------------------
7-Day Yield                0.63%       0.67%          0.83%
7-Day Effective Yield      0.63%       0.67%          0.83%

Average Annual Total Returns/1/
As of October 31, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
Net Asset Value           0.54%          3.23%             3.87%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge      0.24%          2.40%             2.99%
with sales charge       (3.76)%          2.40%             2.99%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value           0.79%          3.54%             3.77%

Footnotes read:

*    To the extent practicable, the Fund intends to maintain a stable net asset value of $1.00 per share. An investment in The AAL Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

**    Seven-day yields of The AAL Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

/1/   Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. For additional information, refer to your prospectus which can be obtained from your registered representative or by calling (800) Thrivent. Please read your prospectus carefully.

/2/   Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/   Institutional Class shares have no sales load and are for institutional shareholders only.

Management's Discussion for Existing AAL Funds
from
Annual Report dated
April 30, 2003

The AAL Aggressive Growth Fund

[PHOTO OMITTED: SCOTT A. VERGIN]

Scott A. Vergin is a Chartered Financial Analyst and portfolio manager for The AAL Aggressive Growth Fund. He has managed the Fund since September 2002. He has managed securities for Thrivent Investment Management Inc., since 1984.

The 12-month period ended April 30, 2003 was characterized by fear and trepidation over corporate deceit, a struggling economy and the steady march to war with Iraq. In late March and April, as investor anxiety over geopolitical conflict ebbed, large-company growth stock shares moved up rapidly and recovered some of their earlier losses. In this topsy-turvy environment, The AAL Aggressive Growth Fund posted a -17.22% total return for the period. The Fund's Lipper, Inc. peer group of similar large-company growth funds had a -16.09% median total return while the Fund's previous unmanaged benchmark, the S&P 500 Index, ended the one-year period with a -13.31% total return. The Fund's current benchmark, the unmanaged Russell 1000 Growth Index, returned a -14.35% for the period. Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund, rather than the S&P 500 Index.

War Fears Abate

The first half of the reporting period was marked by investor unease over the possibility of a double-dip recession, corporate scandals headlined by the high profile meltdowns of Enron and WorldCom and the possibility of war with Iraq. Stocks registered cyclical lows in July, which were subsequently retested in early October. When, late in 2002, the U.S. economy witnessed a spike in the jobless rate and the much-anticipated pickup in capital spending failed to materialize, investors shunned stocks in favor of safer investment options. January saw a brief leap in growth stock prices, which quickly withered in the glare of very weak seasonal retail spending reports. Fear of a drop-off in consumer spending, one of the few bright spots for a troubled economy the past couple of years, again sent stocks lower where they remained amid nearly constant war chatter. Negativity blossomed into optimism as it became clear that the U.S. would lead an invasion of Iraq. Stocks further regained appeal upon the swift and skillful conclusion to the war.

The Fund struggled throughout much of 2002 as a result of its more aggressive stance, which was built in anticipation of a stronger economic recovery than ultimately materialized. Holdings in the health-care services and HMO businesses, in particular, subtracted from performance when Medicare reimbursement practices were questioned by regulators. A severe sell-off ensued as earnings growth figures appeared to be inflated. In mid-March, the Fund's fortunes changed abruptly in the face of a resounding military victory in Iraq and a string of encouraging corporate earnings reports. Our overweighted position in beaten-down technology companies was quickly rewarded as the NASDAQ Composite Index posted substantial gains. The Fund's aggressive investment in cable and biotechnology companies translated into gains, as did the Fund's very low cash position.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Information Technology           23.6%
Health Care                      20.9%
Consumer Discretionary           17.7%
Financials                       14.0%
Industrials                       9.7%
Consumer Staples                  5.6%
Energy                            3.8%
Telecommunication Services        1.1%
Materials                         0.2%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              3.1%
Common Stocks                      96.9%

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

        A Share                     B Share              Institutional Share
------------------------   ------------------------   ------------------------
Ticker             AAAGX   Ticker             BBAGX   Ticker               N/A
Net Assets   $30,238,165   Net Assets    $3,310,945   Net Assets    $2,822,360
NAV                $3.75   NAV                $3.63   NAV                $3.88

Outlook

The worst of the bear market looks to be over and we are looking to capitalize on a stronger economic recovery by continuing to emphasize more economically-sensitive sectors, such as technology, media and cable. Many of these companies have seen dramatic dips in stock prices and appear poised for strong gains as capital spending increases. In the health-care sector, the Fund will look to the biotechnology industry as it should benefit from streamlined regulatory approval processes. Enterprise software providers in the technology space will also be expected to bask in a cyclical economic rebound.

We believe strongly that large company growth stocks will continue to regain investor appeal. Corporate earnings -- the key driver for stock gains -- have improved markedly and the current low interest rate environment should aid in increasing capital spending. As always, we will keep the Fund invested across a wide array of industries, while seeking firms with outstanding growth potential for our investors.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*

                       The AAL                      Russell 1000     Consumer
                       Aggressive      S&P 500      Growth           Price
  Date                 Growth Fund     Index***     Index****        Index**
-----------------------------------------------------------------------------
  July 1, 2000         10,000         10,000         10,000          10,000
          2000          9,063          9,743          9,541          10,017
          2000          9,582         10,348         10,405          10,029
          2000          9,072          9,802          9,421          10,081
          2000          8,666          9,761          8,975          10,099
          2000          7,324          8,991          7,652          10,104
          2000          7,295          9,035          7,410          10,099
          2001          7,626          9,356          7,922          10,163
          2001          6,199          8,503          6,577          10,203
          2001          5,557          7,964          5,861          10,226
          2001          6,331          8,583          6,603          10,267
          2001          6,152          8,640          6,506          10,313
          2001          5,906          8,430          6,355          10,331
          2001          5,604          8,347          6,196          10,302
          2001          5,018          7,825          5,689          10,302
          2001          4,508          7,193          5,121          10,348
          2001          4,564          7,330          5,390          10,313
          2001          4,857          7,892          5,908          10,296
          2001          4,933          7,961          5,897          10,255
          2002          4,772          7,845          5,793          10,279
          2002          4,460          7,694          5,552          10,319
          2002          4,659          7,983          5,744          10,377
          2002          4,281          7,499          5,275          10,435
          2002          4,196          7,444          5,148          10,435
          2002          3,752          6,914          4,672          10,441
          2002          3,430          6,375          4,415          10,453
          2002          3,449          6,417          4,428          10,488
          2002          3,194          5,720          3,969          10,505
          2002          3,459          6,223          4,333          10,531
          2002          3,638          6,589          4,568          10,531
          2002          3,345          6,202          4,253          10,508
          2003          3,270          6,040          4,149          10,554
          2003          3,241          5,949          4,130          10,636
          2003          3,298          6,007          4,207          10,700
April 30, 2003        $ 3,544        $ 6,501        $ 4,518         $10,676

Average Annual Total Returns/1/
April 30, 2003

                                                            From
                                                       Inception
Class A/2/                            1-Year            7/1/2000
----------------------------------------------------------------
without sales charge                 (17.22)%           (29.34)%
with sales charge                    (21.71)%           (30.73)%

                                                            From
                                                       Inception
Class B/2/                            1-Year            7/1/2000
----------------------------------------------------------------
without sales charge                 (18.24)%           (30.15)%
with sales charge                    (21.51)%           (30.89)%

                                                            From
                                                       Inception
Institutional Class/3/                1-Year            7/1/2000
----------------------------------------------------------------
Net Asset Value                      (16.02)%           (28.48)%

Footnotes read:

*    As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the S&P 500 index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**     The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

***    An unmanaged index comprised of 500 stocks representative of the stock market as a whole. "S&P 500[Registered Trademark] " is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index.

****    The Russell 1000 Growth Index is an unmanaged Index comprised of those Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market. It is not possible to invest directly in the Index.

/1/     Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/     Class A performance reflects the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL International Fund

[PHOTO OMITTED: KATHLEEN HARRIS]

Oechsle International Advisors, LLC, the subadviser to The AAL International Fund, utilizes a team approach to managing the Fund. Kathleen Harris is the portfolio manager primarily responsible for managing The AAL International Fund. She is employed by Oechsle International Advisors, LLC. She received an MBA in finance from the University of Chicago Graduate School of Business and she is a Chartered Financial Analyst.

The long, slow march to war in Iraq took its toll on international equity markets in the 12-month period ending April 30, 2003. The combination of rising oil prices, fears of slowing economic activity, strained diplomatic relations between long-time allies and dithering rather than decisiveness sapped investor confidence, causing a broad-based decline in the markets. And if geopolitical issues were not enough for battered investors, a serious infectious disease in the form of SARS began to have a serious impact on commerce and travel in Asia. In this fragile environment, The AAL International Fund recorded a -22.17% total return while the Fund's Lipper, Inc. peer group of similar international stock funds posted a -18.26% total return. The MSCI EAFE Index, the Fund's unmanaged index benchmark, finished the reporting period with a -16.27% total return.

Europe and Asia Weak

The European Financial sector fell victim to market panics during the period, being hit particularly hard in the second and third quarters of 2002. Concerns raised when regulators forced banks and insurance companies to sell equities to raise capital burgeoned into repeated rumors of the demise of the European financial system and drove stocks of the major competitors down precipitously. A handful of Fund holdings were caught in the crossfire which detracted from performance. Importantly, though, these stocks were strong performers late in March when markets began to behave better and continued to advance in the more constructive environment of April. While these stocks did not make an auspicious debut in the Fund, they have begun to fulfill our expectations for them when we introduced them to your Fund and we expect them to add significant value over the long term.

Your Fund's investments in Asia also reflect the short-term difficulties of investing amid the geopolitical turmoil of the moment. Emerging markets generally added to performance compared to developed markets, but most of the Fund's emerging market exposure is in South Korea. As long-term investors, we are very comfortable with this stance. We believe that the economic and market advances in South Korea make it a likely candidate for inclusion in developed market indices in the next year to eighteen months. During the period, the coalition war with Iraq and the U.S. rhetorical battle with North Korea spooked international investors and the Fund's holdings in the region suffered accordingly. We are confident, however, that this underperformance stems from short-term nervousness over a political issue that will be resolved peacefully. We also note that some of the world's best global competitors, such as Samsung Electronics, call South Korea home and sell at single-digit price/earnings ratios. This is an extraordinary combination of quality and value. We are equally confident that this diplomatic dance does nothing to undermine the long-term value of these investments.

[GRAPHIC OMITTED: TOP COUNTRIES]

Top Countries

United Kingdom                    26.9%
Japan                             15.7%
France                            14.9%
Italy                             11.2%
Netherlands                        7.5%
South Korea                        3.5%
Spain                              3.4%
Sweden                             2.7%
Hong Kong                          2.3%
Switzerland                        2.2%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.0%
Common Stocks                      98.0%

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

        A Share                     B Share              Institutional Share
------------------------   ------------------------   ------------------------
Ticker             AAITX   Ticker             BBITX   Ticker               N/A
Net Assets  $126,478,545   Net Assets    $6,381,082   Net Assets    $2,836,541
NAV                $6.68   NAV                $6.52   NAV                $6.73

Outlook

We have believed for some time that the markets were ignoring fundamental evidence that economies and earnings prospects were improving. This was perhaps logical in light of the political, military and medical challenges that the global community has had to face. Our job, however, is to continue to focus on earnings potential a year or two down the road and anticipate what investors will reward when they return their gaze to the more fundamental earnings picture. This market will be no exception because in the long run it is earnings that drive equity prices. And on that front, we believe that macroeconomic and corporate fundamentals are improving. We believe that markets will focus on those fundamentals and respond with growing enthusiasm as the future begins to look both clearer and brighter. And we are convinced that when markets examine fundamental earnings prospects, investors will find particular appeal in the stocks that we have assembled in the Fund.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*

                       The AAL                         Consumer
                       International   MSCI EAFE        Price
  Date                 Fund            Index***         Index**
------------------------------------------------------------------------
August 1, 1995          10,000          10,000          10,000
          1995           9,469           9,619          10,026
          1995           9,431           9,806          10,046
          1995           9,412           9,543          10,079
          1995           9,412           9,808          10,072
          1995           9,586          10,203          10,066
          1996           9,994          10,245          10,125
          1996           9,956          10,280          10,157
          1996          10,107          10,498          10,210
          1996          10,496          10,804          10,249
          1996          10,439          10,605          10,269
          1996          10,486          10,664          10,275
          1996          10,136          10,353          10,295
          1996          10,164          10,375          10,315
          1996          10,354          10,651          10,348
          1996          10,448          10,542          10,380
          1996          10,818          10,961          10,400
          1996          10,757          10,820          10,400
          1997          10,953          10,442          10,433
          1997          11,198          10,613          10,466
          1997          11,179          10,651          10,492
          1997          11,159          10,708          10,505
          1997          11,669          11,404          10,498
          1997          12,023          12,033          10,511
          1997          12,101          12,228          10,525
          1997          11,709          11,315          10,544
          1997          11,875          11,949          10,571
          1997          11,198          11,030          10,597
          1997          11,012          10,918          10,590
          1997          10,861          11,013          10,577
          1998          11,151          11,517          10,597
          1998          11,549          12,255          10,616
          1998          11,903          12,633          10,636
          1998          11,978          12,733          10,656
          1998          12,097          12,671          10,675
          1998          11,946          12,767          10,689
          1998          11,828          12,896          10,702
          1998          10,807          11,299          10,715
          1998          10,453          10,952          10,728
          1998          11,001          12,094          10,754
          1998          11,592          12,714          10,754
          1998          12,063          13,215          10,748
          1999          12,570          13,176          10,774
          1999          12,142          12,862          10,787
          1999          12,333          13,399          10,820
          1999          12,795          13,942          10,898
          1999          12,356          13,224          10,898
          1999          12,717          13,739          10,898
          1999          13,066          14,148          10,931
          1999          13,438          14,199          10,957
          1999          13,652          14,342          11,010
          1999          14,160          14,880          11,030
          1999          14,937          15,397          11,036
          1999          16,847          16,778          11,036
          2000          16,215          15,712          11,062
          2000          17,388          16,135          11,128
          2000          17,332          16,761          11,220
          2000          15,854          15,879          11,226
          2000          15,325          15,491          11,233
          2000          16,057          16,097          11,298
          2000          15,415          15,422          11,318
          2000          15,708          15,556          11,331
          2000          14,772          14,798          11,390
          2000          14,219          14,449          11,410
          2000          13,475          13,907          11,416
          2000          13,793          14,401          11,410
          2001          13,935          14,394          11,482
          2001          12,687          13,315          11,528
          2001          11,722          12,427          11,554
          2001          12,428          13,291          11,600
          2001          11,887          12,822          11,652
          2001          11,392          12,297          11,672
          2001          11,110          12,074          11,639
          2001          10,569          11,768          11,639
          2001           9,380          10,576          11,692
          2001           9,604          10,847          11,652
          2001          10,086          11,246          11,633
          2001          10,163          11,313          11,587
          2002           9,638          10,712          11,613
          2002           9,853          10,787          11,659
          2002          10,306          11,371          11,725
          2002          10,282          11,446          11,790
          2002          10,259          11,602          11,790
          2002           9,841          11,121          11,797
          2002           8,803          12,227          11,810
          2002           8,684          12,169          11,849
          2002           7,777          10,845          11,869
          2002           8,243          11,429          11,899
          2002           8,493          11,948          11,899
          2002           8,135          11,546          11,872
          2003           7,727          11,064          11,925
          2003           7,548          10,810          12,017
          2003           7,284          10,598          12,089
April 30, 2003         $ 8,003         $11,636         $12,063

Average Annual Total Returns/1/
April 30, 2003

                                                            From
                                                       Inception
Class A/2/               1-Year         5-Year          8/1/1995
----------------------------------------------------------------
without sales charge    (22.17)%       (7.75)%           (2.12)%
with sales charge       (26.44)%       (8.79)%           (2.83)%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge    (23.29)%       (8.80)%           (5.41)%
with sales charge       (26.36)%       (8.80)%           (5.41)%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value         (21.45)%       (7.09)%           (5.48)%

Footnotes read:

*     As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the MSCI EAFE Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**     The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

***   The MSCI EAFE Index[Registered Trademark] is an unmanaged market capitalization-weighted equity index composed of a sample of companies representative of the market structure in 20 countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. It is not possible to invest directly in the Index.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/    Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Capital Growth Fund

[PHOTO OMITTED: FREDERICK L. PLAUTZ]

Frederick L. Plautz is the portfolio manager for The AAL Capital Growth Fund. He is also co-manager of The AAL Balanced Fund. Mr. Plautz has 21 years of investment industry experience, and is a graduate of the University of Wisconsin, where he earned his master's degree in finance.

Large-company growth stocks delivered weak performance during the 12 months ended April 30, 2003, hampered by war-related jitters and sluggish economic growth. The AAL Capital Growth Fund ended the reporting period with a -14.66% total return, while its Lipper, Inc., peer group of large-capitalization core funds posted a -14.99% total return. The Fund's market benchmark, the large-company S&P 500 Index, returned -13.31% over this time.

Media Stocks Outperform

Large-capitalization stocks traded lower early in the period, with utility and energy issues sustaining particularly heavy losses in May and June. Both growth and value issues came under pressure during the third quarter, owing to corporate governance concerns and diminished earnings expectations. Within the technology sector, shares of computer equipment and semiconductor manufacturers remained weak, while firms less dependent on capital spending saw modest gains.

During the first half of the period, we were able to shore up the Fund's relative performance by underweighting the worst-performing energy and utility issues, while keeping the Fund broadly diversified. Although a number of health-care and financial holdings disappointed through the third quarter, we were able to maintain the Fund's competitive position by focusing on larger-capitalization names, which generally outpaced their smaller counterparts.

During the second half of the reporting period, the Fund's media and cable holdings were star performers, led by industry giants Comcast, Cox Communications and Liberty Media. At the same time, energy stocks performed respectably, with valuations spiking in February. War concerns weighed down equity returns through the first quarter of 2003, before renewed optimism sparked a rally in April.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Consumer Discretionary            20.9%
Financials                        19.2%
Health Care                       13.4%
Information Technology            12.7%
Energy                            11.8%
Consumer Staples                  10.0%
Industrials                        8.1%
Telecommunication Services         1.8%
Utilities                          0.7%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              1.4%
Common Stocks                      98.6%

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

        A Share                     B Share              Institutional Share
-------------------------   ------------------------   ------------------------
Ticker              AALGX   Ticker             BBLGX   Ticker             IILGX
Net Assets $2,598,205,110   Net Assets   $81,186,872   Net Assets   $68,179,098
NAV                $25.39   NAV               $24.19   NAV               $25.46

Outlook

Over the coming months, we expect to see the economy grow at a moderate pace and profits to improve at the margin, providing a constructive backdrop for large-company stocks. With interest rates low and $350 billion in tax cuts on the way, it would appear that the major policy levers have been pulled. As such, we expect little in the way of additional stimulus initiatives in the next year. Nonetheless, a number of impediments to economic growth remain, including a lack of pricing power and excess industrial capacity.

Going forward, we will continue to overweight energy stocks, with a particular emphasis on natural gas providers, which are in a unique position given low inventories and strong demand. In addition, we believe our media and cable holdings will provide added value, due to the superior pricing power of the major players in this industry. We expect to remain market-neutral in most other respects, but will continue to make structural adjustments as conditions warrant.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*

                       The AAL                         Consumer
                       Capital         S&P 500         Price
  Date                 Growth Fund     Index**         Index***
------------------------------------------------------------------------
April 30, 1993          10,000          10,000          10,000
          1993           9,597          10,268          10,014
          1993           9,565          10,298          10,028
          1993           9,483          10,256          10,028
          1993           9,753          10,645          10,056
          1993           9,643          10,564          10,076
          1993           9,882          10,782          10,118
          1993           9,791          10,679          10,125
          1993           9,867          10,809          10,125
          1994           9,939          11,176          10,153
          1994           9,684          10,873          10,188
          1994           9,319          10,399          10,222
          1994           9,450          10,532          10,236
          1994           9,463          10,705          10,243
          1994           9,256          10,442          10,278
          1994           9,480          10,785          10,306
          1994           9,751          11,228          10,347
          1994           9,619          10,953          10,375
          1994           9,856          11,199          10,382
          1994           9,559          10,791          10,396
          1994           9,731          10,951          10,396
          1995           9,974          11,235          10,438
          1995          10,301          11,673          10,479
          1995          10,481          12,018          10,514
          1995          10,808          12,372          10,549
          1995          11,183          12,866          10,569
          1995          11,327          13,165          10,590
          1995          11,711          13,601          10,590
          1995          11,662          13,636          10,618
          1995          12,215          14,211          10,639
          1995          12,152          14,160          10,674
          1995          12,607          14,782          10,667
          1995          12,747          15,067          10,660
          1996          13,276          15,580          10,722
          1996          13,298          15,724          10,757
          1996          13,276          15,875          10,813
          1996          13,602          16,109          10,854
          1996          13,898          16,525          10,875
          1996          13,887          16,588          10,882
          1996          13,262          15,855          10,903
          1996          13,538          16,189          10,924
          1996          14,506          17,100          10,958
          1996          14,680          17,572          10,993
          1996          15,843          18,900          11,014
          1996          15,558          18,526          11,014
          1997          16,565          19,683          11,049
          1997          16,397          19,838          11,083
          1997          15,612          19,023          11,111
          1997          16,397          20,158          11,125
          1997          17,495          21,386          11,118
          1997          18,286          22,344          11,132
          1997          19,609          24,121          11,146
          1997          18,646          22,770          11,167
          1997          19,456          24,017          11,194
          1997          19,242          23,215          11,222
          1997          20,121          24,290          11,215
          1997          20,781          24,707          11,201
          1998          20,837          24,980          11,222
          1998          22,483          26,782          11,243
          1998          23,419          28,153          11,264
          1998          23,690          28,436          11,285
          1998          22,995          27,948          11,306
          1998          24,450          29,083          11,319
          1998          24,130          28,773          11,333
          1998          20,465          24,613          11,347
          1998          21,849          26,190          11,361
          1998          23,562          28,320          11,389
          1998          24,883          30,036          11,389
          1998          26,639          31,767          11,382
          1999          27,941          33,096          11,410
          1999          27,363          32,067          11,424
          1999          28,340          33,350          11,458
          1999          29,186          34,642          11,542
          1999          28,657          33,824          11,542
          1999          30,178          35,701          11,542
          1999          29,421          34,586          11,576
          1999          28,696          34,415          11,604
          1999          28,395          33,472          11,660
          1999          30,341          35,590          11,681
          1999          31,033          36,314          11,688
          1999          32,662          38,452          11,688
          2000          30,996          36,521          11,715
          2000          29,982          35,829          11,785
          2000          32,811          39,334          11,882
          2000          31,895          38,151          11,889
          2000          31,936          37,368          11,896
          2000          32,864          38,289          11,965
          2000          32,269          37,691          11,986
          2000          33,665          40,032          12,000
          2000          32,368          37,918          12,063
          2000          32,954          37,758          12,083
          2000          31,492          34,781          12,090
          2000          32,306          34,951          12,083
          2000          32,069          36,191          12,160
          2001          30,472          32,891          12,208
          2001          28,962          30,808          12,236
          2001          30,559          33,202          12,285
          2001          30,305          33,424          12,340
          2001          29,236          32,611          12,361
          2001          28,654          32,290          12,326
          2001          26,847          30,268          12,326
          2001          25,014          27,824          12,382
          2001          25,737          28,355          12,340
          2001          27,376          30,530          12,319
          2001          27,798          30,797          12,271
          2002          27,375          30,348          12,299
          2002          26,846          29,763          12,347
          2002          27,851          30,882          12,417
          2002          26,325          29,010          12,486
          2002          26,175          28,796          12,486
          2002          24,175          26,745          12,493
          2002          22,295          24,660          12,507
          2002          22,383          24,823          12,549
          2002          19,893          22,127          12,569
          2002          21,738          24,073          12,601
          2002          22,648          25,489          12,601
          2002          21,474          23,992          12,573
          2003          21,058          23,365          12,629
          2000          20,828          23,014          12,726
          2003          21,005          23,237          12,802
April 30, 2003         $22,465         $25,150         $12,775

Average Annual Total Returns/1/
April 30, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
without sales charge    (14.66)%        (1.06)%            9.05%
with sales charge       (19.36)%        (2.17)%            8.43%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge    (15.63)%        (2.08)%            4.96%
with sales charge       (19.00)%        (2.08)%            4.96%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value         (14.24)%        (0.67)%            2.26%

Footnotes read:

*     As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the S&P 500 Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**     An unmanaged index comprised of 500 stocks representative of the stock market as a whole. "S&P 500[Registered Trademark]" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/   Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Equity Income Fund

[PHOTO OMITTED: LEWIS A. BOHANNON]

Lewis A. Bohannon is the portfolio manager for The AAL Equity Income Fund. He has more than 22 years of experience in equity research. He holds a bachelor's degree in social psychology from Harvard University and master's degrees in special education and finance from Northeastern University and the University of Virginia, respectively. He is a Chartered Financial Analyst.

The market for large-company stocks remained volatile during the 12-month period ended April 30, 2003, with both growth and value stocks coming under selling pressure. Hurt by disappointing returns from a number of key holdings in October, The AAL Equity Income Fund returned -20.19% during the 12-month reporting period, while its Lipper, Inc., peer group of equity income funds returned -14.25%. The Fund's market benchmark, the S&P 500/Barra Value Index, posted a -14.62% return during this time.

Market Sentiment Shifts

The reporting period began on a positive note for equity income investors, with value stocks outperforming growth issues by a significant margin. Despite a challenging trading environment, the Fund's financial, retail and information technology picks held up well in May and June, boosting relative performance.

Market conditions deteriorated quickly in July, however, and equities sold off sharply through September. As volatility escalated, we assumed a defensive posture, steering clear of beleaguered telecommunications providers, while investing in higher-quality names. This approach, coupled with the strong performance of the Fund's consumer discretionary and financial holdings, led to competitive returns through the third quarter.

October proved to be an especially problematic month and accounted for a majority of the Fund's underperformance for the period. Much of the difficulty stemmed from a small number of defensive stocks and REITs, which sustained enough losses to pull the Fund's cumulative 12-month returns sharply lower.

The war in Iraq exercised considerable influence over the equity markets through the first quarter of 2003, with investors running on emotion rather than considering company fundamentals such as corporate profitability. During this time, we increased our position in economically cyclical stocks, while reducing our exposure to consumer staples and health-care issues. This strategy proved advantageous through mid-March, when investor sentiment underwent a rapid improvement in light of the quick resolution of the war. In late March and April, the Fund was negatively impacted by a market tilt toward lower-quality stocks.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Financials                        29.0%
Energy                            10.6%
Industrials                       10.5%
Consumer Discretionary            10.3%
Information Technology             8.0%
Health Care                        7.7%
Consumer Staples                   6.6%
Materials                          5.9%
Telecommunication Services         5.4%
Utilities                          4.1%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              1.9%
Common Stocks                      98.1%

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

        A Share                     B Share              Institutional Share
------------------------   ------------------------   ------------------------
Ticker             AAUTX   Ticker             BBEIX   Ticker               N/A
Net Assets  $206,743,705   Net Assets    $8,102,333   Net Assets    $9,794,148
NAV               $10.18   NAV               $10.16   NAV               $10.20

Outlook

Despite the turbulence of the past 12 months, conditions are not altogether unfavorable for equity income investors. Value stocks typically flourish against a backdrop of slow and measured economic growth-the very pace at which the economy is currently expanding. Given low prevailing interest rates, recently enacted fiscal stimulus initiatives and a successful resolution to the war in Iraq, we believe there is reason for optimism.

With an eye toward minimizing risk, we have recently increased the number of names in the Fund by just under 50%. If the economy gains significant momentum, we may also enhance the economic sensitivity of the Fund by increasing our exposure to industrial and consumer discretionary stocks. Given the foreseeable conditions, however, we expect to remain primarily sector-neutral. As before, we plan to maintain our focus on larger-company names within consolidating industries, particularly those best-suited to benefit from an expanding economy.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*

                       The AAL        S&P              Consumer
                       Equity         500/Barra        Price
  Date                 Income Fund    Value Index**    Index***
------------------------------------------------------------------------
March 18, 1994          10,000          10,000          10,000
          1994           9,374           9,444          10,034
          1994           9,403           9,643          10,048
          1994           9,195           9,803          10,055
          1994           8,977           9,532          10,089
          1994           9,235           9,854          10,116
          1994           9,244          10,133          10,157
          1994           8,987           9,776          10,184
          1994           9,083           9,989          10,191
          1994           8,949           9,584          10,205
          1994           8,776           9,702          10,205
          1995           9,144           9,964          10,245
          1995           9,134          10,351          10,286
          1995           9,066          10,637          10,320
          1995           9,262          10,987          10,354
          1995           9,732          11,475          10,375
          1995           9,800          11,563          10,395
          1995           9,908          11,961          10,395
          1995           9,948          12,063          10,423
          1995          10,530          12,483          10,443
          1995          10,669          12,288          10,477
          1995          10,818          12,932          10,470
          1995          11,335          13,291          10,464
          1996          11,556          13,689          10,525
          1996          11,285          13,817          10,559
          1996          11,185          14,141          10,613
          1996          11,013          14,285          10,654
          1996          11,043          14,500          10,675
          1996          11,417          14,430          10,682
          1996          10,877          13,821          10,702
          1996          10,867          14,203          10,723
          1996          10,898          14,811          10,757
          1996          11,320          15,313          10,791
          1996          11,742          16,484          10,811
          1996          11,880          16,215          10,811
          1997          12,005          16,963          10,845
          1997          12,077          17,086          10,879
          1997          11,714          16,501          10,907
          1997          11,881          17,119          10,920
          1997          12,531          18,193          10,913
          1997          12,913          18,888          10,927
          1997          13,156          20,399          10,941
          1997          12,639          19,478          10,961
          1997          13,304          20,620          10,988
          1997          13,166          19,862          11,016
          1997          13,888          20,619          11,009
          1997          14,538          21,077          10,995
          1998          14,416          20,817          11,016
          1998          15,113          22,378          11,036
          1998          15,861          23,512          11,057
          1998          15,872          23,790          11,077
          1998          15,628          23,455          11,097
          1998          15,968          23,633          11,111
          1998          15,667          23,120          11,125
          1998          13,475          19,402          11,138
          1998          14,316          20,581          11,152
          1998          15,210          22,193          11,179
          1998          15,779          23,349          11,179
          1998          16,470          24,169          11,172
          1999          16,553          24,658          11,200
          1999          16,303          24,127          11,213
          1999          16,509          24,858          11,247
          1999          17,473          27,001          11,329
          1999          17,259          26,524          11,329
          1999          17,791          27,543          11,329
          1999          17,278          26,696          11,363
          1999          16,765          26,020          11,391
          1999          16,398          25,001          11,445
          1999          16,829          26,413          11,466
          1999          16,805          26,258          11,472
          1999          17,143          27,245          11,472
          2000          16,615          26,378          11,500
          2000          16,399          24,730          11,568
          2000          17,634          27,308          11,663
          2000          17,333          27,125          11,670
          2000          17,658          27,210          11,677
          2000          17,065          26,135          11,745
          2000          17,137          26,658          11,766
          2000          18,152          28,446          11,779
          2000          18,287          28,439          11,841
          2000          18,311          28,970          11,861
          2000          17,645          27,487          11,868
          2000          18,773          28,902          11,861
          2001          18,888          30,122          11,936
          2001          18,478          28,126          11,984
          2001          17,773          27,015          12,011
          2001          18,764          28,848          12,059
          2001          18,932          29,150          12,113
          2001          17,870          28,206          12,134
          2001          17,715          27,718          12,100
          2001          16,990          26,116          12,100
          2001          15,782          23,635          12,154
          2001          16,029          23,635          12,113
          2001          16,926          25,135          12,093
          2001          17,245          25,517          12,045
          2002          16,855          24,817          12,072
          2002          16,607          24,595          12,120
          2002          17,386          25,855          12,188
          2002          16,838          24,560          12,256
          2002          16,812          24,658          12,256
          2002          15,691          23,104          12,263
          2002          14,369          20,606          12,277
          2002          14,435          20,748          12,318
          2002          12,943          18,380          12,338
          2002          13,127          19,905          12,369
          2002          13,731          21,301          12,369
          2002          13,091          20,195          12,342
          2003          12,775          19,644          12,396
          2003          12,485          19,108          12,492
          2003          12,487          19,083          12,567
April 30, 2003         $13,438         $20,969         $12,540

Average Annual Total Returns/1/
April 30, 2003

                                                            From
                                                       Inception
Class A/2/               1-Year         5-Year         3/18/1994
----------------------------------------------------------------
without sales charge    (20.19)%        (3.28)%            3.93%
with sales charge       (24.58)%        (4.36)%            3.29%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge    (21.01)%        (4.25)%            1.22%
with sales charge       (24.17)%        (4.25)%            1.22%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value         (19.70)%        (2.80)%          (0.86)%

Footnotes read:

*     As you compare performance, please note that the Fund's performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the S&P 500/Barra Value Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**    An unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. The S&P 500/Barra Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as "growth." It is not possible to invest directly in either Index. The composition of the S&P 500/Barra Value Index serves as a better reflection of the Fund's current investment strategy than does the S&P 500.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/    Class A performance has been restated to reflect the maximum sales charge of 5.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Municipal Bond Fund

[PHOTO OMITTED: JANET I. GRANGAARD]

Janet I. Grangaard is the portfolio manager of The AAL Municipal Bond Fund. She joined Thrivent Investment Management Inc., in 1984 as an internal auditor and subsequently served as a securities analyst and senior securities analyst. She holds a bachelor's degree in economics from Stanford University and a master's degree in management from the J.L. Kellogg Graduate School of Management at Northwestern University.

The municipal bond market experienced strong gains in the 12-month period ended April 30, 2003. Against a backdrop of record supply highs in 2002 and the first quarter of 2003, The AAL Municipal Bond Fund performed largely in line with its peers, returning 7.38%. Its Lipper, Inc., peer group of funds returned 7.62% during the same period, while the Fund's unmanaged benchmark, the Lehman Brother's Municipal Bond Index, returned 8.50%.

Municipal Bond Values Reaffirmed

It's difficult to discern how dramatically the buildup to the war in Iraq slowed an economy that was already mired in weak growth. Its effect on the markets, however, was obvious: Paralyzed by uncertainty, consumers and businesses postponed much spending. During this period, President Bush also introduced an initial tax policy proposal with potentially far-reaching ramifications for bonds. The proposal's call for dividend tax exemptions left many to speculate that demand for municipal bonds would wane in favor of more attractive tax-exempt equities. As a result, municipal bonds were attractive in relation to Treasury securities for much of the six-month period.

The Fund's performance, consistent with that of its peer groups, can be attributed to its neutral duration and the performance of key sectors, most notably the hospital sector which drew a strong return. At the same time, the Fund was underweighted in housing bonds making it nearly immune from the adverse affects of mortgage prepayments brought on by the country's refinancing craze. Being a high-quality fund, with only a modest level of credit risk, the fact that interest rates have remained within a relatively stable range has had a somewhat negative effect on performance.

[GRAPHIC OMITTED: RATINGS DISTRIBUTIONS]

Moody's Bond Quality Ratings Distributions

Aaa                52.4%
Aa                 15.7%
A                  16.1%
Baa                15.8%
Ba                  0.0%
B                   0.0%
Caa                 0.0%
Ca                  0.0%
C                   0.0%
D                   0.0%
Not Rated           0.0%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              5.0%
Long Term Fixed Income             95.0%

Footnotes read:

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

        A Share                     B Share              Institutional Share
------------------------   ------------------------   ------------------------
Ticker             AAMBX   Ticker               N/A   Ticker               N/A
Net Assets  $671,624,636   Net Assets   $12,346,247   Net Assets    $3,416,888
NAV               $11.52   NAV               $11.52   NAV               $11.52

Outlook

The tax plan that eventually emerged from Congress lowered the tax rates on dividends but did not exempt them completely. Demand for municipal bonds, therefore, should remain strong. Supply should also keep pace as rates remain low and municipalities are faced with widespread budget deficits. The record-breaking supply of municipal bonds which began in 2002 also carried over into the first quarter of 2003.

The Fund will continue to look for opportunities within a relative value framework and to be tax conscious with regard to capital gains. It will also not waiver from its insistence on high portfolio liquidity. While we do not know the day they will arrive, we are preparing for higher interest rates. There appear to be enough stimuli in the economy to initiate a recovery. How fast and how soon that recovery happens is clearly the question.

Nonetheless, investors' confidence should be buoyed by the fact that the Fund has maintained pace with the market during this period of remarkably low interest rates. Outperforming when interest rates are low can be an indicator that the Fund has taken on too much risk -- trying to flip the switch at the precise moment necessary to avoid a significant decline. As a high-quality investment, The AAL Municipal Bond Fund takes on only modest risk, yet is structured -- and poised -- to remain quite competitive as interest rates rise.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment
Class A Shares*

                                       Lehman
                       The AAL         Municipal       Consumer
                       Municipal       Bond            Price
  Date                 Bond Fund       Index**         Index***
------------------------------------------------------------------------
April 30, 1993          10,000          10,000          10,000
          1993           9,550          10,056          10,014
          1993           9,775          10,224          10,028
          1993           9,749          10,237          10,028
          1993           9,889          10,451          10,056
          1993          10,097          10,570          10,076
          1993          10,106          10,590          10,118
          1993           9,955          10,497          10,125
          1993          10,235          10,718          10,125
          1994          10,307          10,841          10,153
          1994          10,018          10,560          10,188
          1994           9,696          10,130          10,222
          1994           9,650          10,216          10,236
          1994           9,668          10,304          10,243
          1994           9,716          10,241          10,278
          1994           9,845          10,429          10,306
          1994           9,836          10,465          10,347
          1994           9,753          10,312          10,375
          1994           9,556          10,128          10,382
          1994           9,331           9,945          10,396
          1994           9,653          10,164          10,396
          1995           9,844          10,455          10,438
          1995          10,130          10,759          10,479
          1995          10,305          10,882          10,514
          1995          10,324          10,895          10,549
          1995          10,575          11,243          10,569
          1995          10,577          11,145          10,590
          1995          10,638          11,250          10,590
          1995          10,738          11,393          10,618
          1995          10,798          11,465          10,639
          1995          11,001          11,632          10,674
          1995          11,252          11,825          10,667
          1995          11,414          11,938          10,660
          1996          11,461          12,028          10,722
          1996          11,404          11,947          10,757
          1996          11,232          11,795          10,813
          1996          11,166          11,761          10,854
          1996          11,180          11,757          10,875
          1996          11,292          11,885          10,882
          1996          11,401          11,992          10,903
          1996          11,372          11,990          10,924
          1996          11,595          12,157          10,958
          1996          11,734          12,295          10,993
          1996          12,010          12,520          11,014
          1996          11,914          12,467          11,014
          1997          11,897          12,491          11,049
          1997          12,019          12,605          11,083
          1997          11,807          12,437          11,111
          1997          11,908          12,541          11,125
          1997          12,106          12,730          11,118
          1997          12,254          12,866          11,132
          1997          12,708          13,222          11,146
          1997          12,499          13,098          11,167
          1997          12,706          13,254          11,194
          1997          12,787          13,339          11,222
          1997          12,876          13,417          11,215
          1997          13,146          13,613          11,201
          1998          13,295          13,753          11,222
          1998          13,265          13,758          11,243
          1998          13,247          13,770          11,264
          1998          13,158          13,708          11,285
          1998          13,425          13,925          11,306
          1998          13,478          13,980          11,319
          1998          13,482          14,015          11,333
          1998          13,732          14,231          11,347
          1998          13,947          14,408          11,361
          1998          13,855          14,408          11,389
          1998          13,908          14,459          11,389
          1998          13,932          14,495          11,382
          1999          14,113          14,667          11,410
          1999          13,994          14,603          11,424
          1999          14,025          14,624          11,458
          1999          14,053          14,660          11,542
          1999          13,929          14,575          11,542
          1999          13,680          14,365          11,542
          1999          13,681          14,418          11,576
          1999          13,439          14,302          11,604
          1999          13,406          14,308          11,660
          1999          13,146          14,153          11,681
          1999          13,321          14,304          11,688
          1999          13,147          14,197          11,688
          2000          13,038          14,135          11,715
          2000          13,233          14,299          11,785
          2000          13,598          14,612          11,882
          2000          13,474          14,526          11,889
          2000          13,357          14,450          11,896
          2000          13,751          14,833          11,965
          2000          13,940          15,039          11,986
          2000          14,169          15,271          12,000
          2000          14,096          15,192          12,063
          2000          14,263          15,357          12,083
          2000          14,390          15,474          12,090
          2000          14,726          15,856          12,083
          2001          14,843          16,013          12,160
          2001          14,892          16,064          12,208
          2001          15,032          16,208          12,236
          2001          14,867          16,032          12,285
          2001          15,037          16,205          12,340
          2001          15,166          16,313          12,361
          2001          15,422          16,555          12,326
          2001          15,746          16,828          12,326
          2001          15,680          16,771          12,382
          2001          15,886          16,971          12,340
          2001          15,739          16,828          12,319
          2001          15,551          16,669          12,271
          2002          15,809          16,958          12,299
          2002          16,010          17,162          12,347
          2002          15,684          16,826          12,417
          2002          15,948          17,155          12,486
          2002          16,035          17,259          12,486
          2002          16,204          17,441          12,493
          2002          16,411          17,666          12,507
          2002          16,584          17,878          12,549
          2002          16,935          18,270          12,569
          2002          16,577          17,967          12,601
          2002          16,520          17,892          12,601
          2002          16,863          18,270          12,573
          2003          16,793          18,224          12,629
          2003          17,061          18,479          12,726
          2003          17,033          18,490          12,802
April 30, 2003         $17,051         $18,612         $12,775

Average Annual Total Returns/1/
April 30, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
without sales charge       7.38%          5.41%            5.97%
with sales charge          2.53%          4.44%            5.48%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge       6.65%          4.56%            5.31%
with sales charge          2.65%          4.56%            5.31%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value            7.81%          5.73%            5.39%

*     As you compare performance, please note that the Fund's performance reflects the maximum 4.5% sales charge, while the Consumer Price Index and the Lehman Municipal Bond Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**     An unmanaged broad-based index that provides a performance indicator of the overall municipal bond market. It is not possible to invest directly in the Index.

***    The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

/1/    Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/    Class A performance has been restated to reflect the maximum sales charge of 4.5%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/    Institutional Class shares have no sales load and are for institutional shareholders only.

The AAL Money Market Fund

[PHOTO OMITTED: GAIL R. ONAN]

Gail R. Onan is the portfolio manager of The AAL Money Market Fund. She began her career with Thrivent Investment Management Inc., in 1969 as a trader and securities analyst. In 1986, Gail became a mutual funds trader and later an equity trader. In 1988, she began working with money market funds. She started managing The AAL Money Market Fund in May, 2002. She received her undergraduate education at the University of Minnesota.

Money market yields marched lower along with overall short-term market interest rates for the 12-month period ending April 30, 2003. The AAL Money Market Fund provided investors with a total return of 0.88%, while the Fund's Lipper, Inc., peer group earned a median total return of 0.90%.

Federal Reserve Policy

Economic data over the period indicated soft economic performance in addition to heightened geopolitical risks that concluded in a war with Iraq, corporate accounting scandals, and executive suite malfeasance. This uncertainty inhibited spending, production, and employment over the period. In response to these lackluster economic reports, the Federal Open Market Committee (FOMC), the monetary policy setting arm of the U.S. Federal Reserve, continued to try to stimulate the economy by cutting its target for the federal funds rate significantly in November. The federal funds rate is the overnight interest rate at which depository institutions can borrow from the Federal Reserve. Changes in the federal funds rate affect interest rates, and ultimately, the economy, including employment, production, and prices of goods and services. With investors anticipating an end to lower interest rates in October, we saw an opportunity to lock in higher yields by extending the Fund's duration. By investing in longer-dated securities during this period, we were able to keep the Fund's overall yield levels constant for future months.

Supply of Commercial Paper Limited

Beginning in the fourth quarter of 2001, the operating environment for money market participants changed significantly. Investors shunned issuers burdened with high levels of short-term debt following the bankruptcy of Enron Corp. and WorldCom. In response, many companies cut back on short-term financing which significantly decreased the supply of commercial paper. While the supply of commercial paper is less than desirable, we were pleased to be able to keep the Fund fully invested in only the highest-quality money market instruments.

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments          100.0%

Footnotes read:

Quoted Fund performance is for Class A shares.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The AAL Money Market Fund seeks a high level of current income while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.*

        A Share                     B Share              Institutional Share
------------------------   ------------------------   ------------------------
Ticker             AMMXX   Ticker               N/A   Ticker             AALXX
Net Assets  $349,643,140   Net Assets    $2,833,759   Net Assets   $91,386,244
NAV                $1.00   NAV                $1.00   NAV                $1.00

Outlook

Currently, money market funds are reinvesting maturing securities at very low yield levels, and we expect this to continue until the domestic economy shows sign of strength, which is beginning to happen already this year. It is likely that the FOMC will not lower rates any further and may begin to raise rates as the economy picks up steam. Once the economy improves, interest rates will edge up and money market yields will rise. We have already seen some investors shifting from the safety of money market funds back into the equities and corporate bond markets. We are maximizing liquidity this year to prepare for this eventual shift out of money market funds.

The AAL Money Market Fund
April 30, 2003**

                         Class A      Class B      Institutional
----------------------------------------------------------------
7-Day Yield               0.63%        0.67%          0.83%
7-Day Effective Yield     0.63%        0.67%          0.83%

Average Annual Total Returns/1/
April 30, 2003

Class A/2/               1-Year         5-Year           10-Year
----------------------------------------------------------------
Net Asset Value            0.88%          3.69%            3.95%

                                                            From
                                                       Inception
Class B/2/               1-Year         5-Year          1/8/1997
----------------------------------------------------------------
without sales charge       0.42%          2.79%            3.21%
with sales charge        (3.58)%          2.79%            3.21%

                                                            From
                                                       Inception
Institutional Class/3/   1-Year         5-Year        12/29/1997
----------------------------------------------------------------
Net Asset Value            1.17%          4.00%            4.07%

Footnotes read:

*    To the extent practicable, the underlying Fund intends to maintain a stable net asset value of $1.00 per share. Although the fund seeks to preserve the value of you investment at $1.00 per share, it is possible to lose money by investing in the fund. Investments in the underlying fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**    Seven-day yields of The AAL Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

/1/   Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns and yields would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

/2/   Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/   Institutional Class shares have no sales load and are for institutional shareholders only.

                                     ADDITIONAL INFORMATION ABOUT THE LB FUNDS
                                            AND THE THRIVENT/AAL FUNDS

Additional  information  about  the LB  Funds  and  the  Thrivent/AAL  Funds,  including  information  about  their investment objectives,  policies and restrictions and financial histories,  may be found in the current prospectus,
Statement of Additional  Information and annual reports of the LB Trust and Thrivent Trust, the semi-annual  report of the Thrivent  Trust,  and in the  Statement  of  Additional  Information  relating to this proxy  statement  and prospectus.  You may obtain copies of these documents free of charge by calling 1-800-847-4836.

The LB Funds and the  Thrivent/AAL  Funds are subject to the  informational  requirements  of the Securities Act of
1933, as amended,  the Securities  Exchange Act of 1934, as amended and the 1940 Act.  Therefore,  the LB Funds and the  Thrivent/AAL  Funds file proxy materials,  reports and other  information with the SEC, which can be inspected and copied at the SEC's public  reference  room located at 450 5th Street NW, Room 1200,  Washington,  D.C.  20549.
You may call the SEC at 1-202-942-8090 for information about the operation of the public reference rooms.

You may also access such information  about the LB Funds and the  Thrivent/AAL  Funds on the SEC's Internet site at
http://www.sec.gov.  For a prescribed  fee, you may obtain copies of this  information  by sending an email request to  publicinfo@sec.gov  or writing to: Public  Reference Room,  U.S.  Securities and Exchange  Commission,  450 5th
Street, NW, Room 1300, Washington, D.C. 20549.  You may need to refer to the following file numbers:

          File No. 811-1467            The Lutheran Brotherhood Family of Funds
          File No. 811-5075            The AAL Mutual Funds

A discussion  about the  performance  of the Existing  AAL Funds from the Thrivent  Trust's most recent  annual and semi-annual  reports are  included in this proxy  statement  and  prospectus  under  "Management's  Discussion  for
Existing AAL Funds".

                                                VOTING INFORMATION

This proxy  statement and prospectus is furnished in connection  with the  solicitation  of proxies by the Board of
Trustees of The Lutheran  Brotherhood  Family of Funds for use at the Special Meeting of each of the LB Funds to be held on June 16, 2004, at 8:30 a.m., Central Time at 625 Fourth Avenue South,  Minneapolis,  Minnesota,  and at any
adjournments  thereof.  Thrivent  Investment  Mgt. will cast your votes according to your voting  instructions.  If you sign and date  your  proxy  card,  but do not  specify  instructions,  shares  of any LB Fund to which the form relates will be voted IN FAVOR of the Reorganization Agreement relating to that LB Fund.

You may vote by mail,  telephone or the  Internet.  Your vote must be received by 6:00 a.m.,  Central Time, on June
16, 2004.  Vote by:

o    Internet--Follow the directions on the enclosed proxy card.

o    Telephone -- Follow the  directions  on the enclosed  proxy card.  If this feature is used,  you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

o    Mail -- Date and sign the enclosed proxy card and return it in the enclosed postage-paid envelope.

                                                 Quorum and Voting

Each share of an LB Fund is entitled to one vote.

You may revoke your voting instructions at any time prior to their use by:

o    giving written notice of revocation to an officer of the LB Trust,
o    returning to an officer of the LB Trust a properly executed, later dated proxy card,
o    voting later by telephone or Internet, or
o    attending the Special  Meeting,  requesting  return of any previously  delivered  voting  instructions and voting in person.

Attendance  and voting at the Special  Meeting will not by itself  constitute a revocation of voting  instructions.
Signed  voting  instructions  received by the Board of  Trustees  in time for voting  that are not revoked  will be voted in  accordance  with the  instructions  noted on the proxy card.  Unless  instructions  to the  contrary  are marked on the proxy card, the shares  represented  by the form will be voted FOR all the proposals.  The proxy card grants  discretion to the persons named thereon to take action as they  determine  appropriate  in connection  with any other  matter that may  properly  come before the Special  Meeting or any  adjournments.  The Board of Trustees does not currently  know of any matter to be considered at the Special  Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

Thirty  percent (30%) of the shares of the Fund entitled to vote at the Special  Meeting  represented  in person or by proxy constitutes a quorum.

The  shareholders of each LB Fund will vote  separately on its  reorganization  into a  corresponding  Thrivent/AAL
Fund.  There  must be a quorum  for each  shareholder  meeting  to  proceed.  This means that 30% of that LB Fund's shares must be represented  at the meeting,  either in person or by proxy.  Abstentions  will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal.

Approval of each  Reorganization  Agreement  requires the affirmative vote of "a majority of the outstanding voting securities"  of the relevant LB Fund, as defined  under the 1940 Act. For that purpose,  a vote of the holders of a
"majority of the outstanding voting securities" of the Fund means the lesser of:

o    The vote of 67% or more of the  shares of the LB Fund  represented  at the  Special  Meeting  at which the holders of more than 50% or more of the  outstanding  shares of the Fund are present or  represented by proxy,
     or

o    The vote of the holders of more than 50% of the outstanding shares of the LB Fund.

The votes of  shareholders of the  Thrivent/AAL  Funds are not being solicited since their approval is not required to effect the Reorganizations.

                                    Outstanding Shares and Voting Requirements

The Board of Trustees of the LB Trust has  designated  the close of business on March 19, 2004,  as the record date for the  determination  of  shareholders  of the LB Funds entitled to notice of and to vote at the Special  Meeting and any  adjournments  thereof.  Each  share  of an LB Fund is  entitled  to one vote and  fractional  shares  have proportionate  voting  rights.  Only  shareholders  of record as of the  record  date are  entitled  to vote on the proposal.  As of the record  date,  each of the LB Funds had the number of shares  issued  and  outstanding  listed below:

Fund                                               Number of Shares
-------------------------------------------------------------------
Lutheran Brotherhood World Growth Fund
   Class A                                            7,159,570.965
   Class B                                            1,287,726.262
   Institutional                                      1,068,752.710

Lutheran Brotherhood Growth Fund
   Class A                                            2,935,977.927
   Class B                                            1,115,625.834
   Institutional                                        642,250.884

Lutheran Brotherhood Fund
   Class A                                           40,237,512.505
   Class B                                            3,438,122.961
   Institutional                                      1,553,128.292

Lutheran Brotherhood Value Fund
   Class A                                            2,432,997.415
   Class B                                              809,579.981
   Institutional                                        229,249.865

Lutheran Brotherhood Municipal Bond Fund
   Class A                                           70,407,962.394
   Class B                                            2,612,641.009
   Institutional                                        290,846.051

Lutheran Brotherhood Money Market Fund
   Class A                                          471,024,210.221
   Class B                                              839,098.633
   Institutional                                     15,350,869.400
Lutheran Brotherhood Opportunity Growth Fund
   Class A
   Class B                                           14,953,002.889
   Institutional                                      1,272,994.097
                                                         53,747.301
Lutheran Brotherhood Mid Cap Growth Fund
   Class A                                            9,388,573.858
   Class B                                            3,076,567.399
   Institutional                                        699,334.289

Lutheran Brotherhood High Yield Fund
   Class A                                          114,756,575.651
   Class B                                            6,859,146.421
   Institutional                                      2,018,753.966

Lutheran Brotherhood Income Fund
   Class A                                           67,650,379.924
   Class B                                            3,205,702.602
   Institutional                                      3,088,964.359

Lutheran Brotherhood Limited Maturity Bond
Fund
   Class A                                            7,819,654.621
   Class B                                              475,665.062
   Institutional                                      1,142,455.457

On the record date, the trustees and officers of the LB Trust as a group owned  beneficially  (meaning they had the power to vote or  direct  the  voting  of) less  than 1% of the  outstanding  shares  of each LB Fund.  To the best knowledge of each LB Fund, as of the record date, no person, except as described under the heading "Share Ownership
Information", owned  beneficially or of record 5% or more of the outstanding  shares of the LB Fund.

On the record date,  no person owned  beneficially  or of record any shares of the New Thrivent  Funds,  which were organized for the purpose of continuing the business of their corresponding LB Fund.

On the record date, the Trustees and officers of the Thrivent Trust as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of each Existing AAL Fund.
To the best knowledge of each Thrivent/AAL Fund, as of the record date, no person, except as described under the heading "Share Ownership Information", owned beneficially or of record 5% or more of the outstanding shares of an
Existing AAL Fund.

                                                   Other Matters

Management  of the LB Funds knows of no other  matters  that may  properly  be, or which are likely to be,  brought before the Special  Meeting.  However,  if any other business shall properly come before the Special  Meeting,  the persons named in the proxy intend to vote in accordance with their best judgment.

                                               Board Recommendation

After  considering the issues  involved,  the Board of Trustees of the LB Trust has unanimously  concluded that the proposed  Reorganizations  are in the  best  interests  of the  shareholders  of each of the LB  Funds.  The  Board recommends  that you vote  FOR each  Reorganization  Agreement  relating  to an LB Fund in which  you hold  shares.
Whether or not you expect to attend the  Special  Meeting,  we urge you to  promptly  sign,  fill in and return the enclosed proxy card or vote by toll-free telephone or the Internet.

APPENDIX A

                                   FORMS OF AGREEMENTS AND PLANS OF REORGANIZATION

                                               AGREEMENT AND PLAN OF
                                                  REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 12th day of November, 2003, by and between The Lutheran Brotherhood Family of Funds ("LB Trust"), a series of separate mutual fund portfolios within a single Delaware Statutory Trust acting on behalf of each fund listed on Schedule A attached hereto (each an
"Acquired Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415, and The
AAL Mutual Funds ("AAL Trust"), a series of separate mutual fund portfolios within a single Massachusetts
Business Trust acting on behalf of each fund listed on Schedule A attached hereto (each an "Acquiring Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of the Treasury Regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the
"Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund in exchange for shares of the corresponding Acquiring Fund
(the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, and (b) the distribution, after the Closing Date herein referred to, of Acquiring
Fund Shares to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund and the subsequent dissolution of such Acquired Fund, all upon the terms and conditions hereinafter set forth in this
Agreement.

         WHEREAS, the Acquiring Fund and the Acquired Fund are series of registered investment companies of the management type and the Acquired Fund owns securities that generally are assets of the character in which the
Acquiring Fund is permitted to invest;

         WHEREAS, the Acquiring Fund is authorized to issue shares of common stock in multiple classes;

         WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund and its shareholders and that the shares of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund and its shareholders;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

         1.1   The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and
Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, which liabilities shall be assigned and transferred to the Acquiring Fund by the Acquired Fund (the "Assumed
Liabilities") and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest in the Acquired Fund, as of the close of business on July 16, 2004 (the "Closing
Date"), of a number of the corresponding class of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing").
All computations shall be provided by Thrivent Investment Management Inc. (the "Pricing Agent") for the Acquiring
Fund and the Acquired Fund.

         1.2   (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date; and

               (b) The Acquired Fund has provided the Acquiring Fund with a list of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.
               The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired
               Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the
               Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3   The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date.

         1.4 The Acquiring Fund shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Fund as of the Valuation Date (as defined in Section 2.1).

         1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate by distributing pro rata to the Acquired
Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund
Shareholders"), the corresponding classes of Acquiring Fund Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the
Acquiring Fund in the name of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

         1.6   The Acquired Fund shareholders holding physical certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require
(collectively, an "Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of
Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the
Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund or an Affidavit relating thereto shall be delivered.

         1.7   Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8   Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the
Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

         1.9   The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be dissolved under the laws of the State of Maryland and in accordance with its governing documents.

2.   VALUATION

         2.1   The net asset values of the corresponding classes of Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Pricing Agent in the manner set forth in the Acquiring Fund's Declaration of Trust (the
"Trust"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired
Fund to be transferred shall be computed by the Pricing Agent by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

         2.2   The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

         2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund, respectively.

3.   CLOSING

         3.1   The Closing Date shall be July 16, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time)
at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

         3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the
"Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the
Custodian with immediately available funds.

         3.4   The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the corresponding classes of Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired
Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its
Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing
Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

         4.1   The LB Trust and Acquired Fund represent and warrant to the AAL Trust and Acquiring Fund as follows:

               (a)   The Acquired Fund is a series of the LB Trust, a statutory trust which is duly organized, validly existing and in good standing under the laws of the State of Delaware.  The LB Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

               (b)   The LB Trust, on behalf of the Acquired Fund, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the Trust or Bylaws of the LB Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the LB
               Trust or the Acquired Fund is a party or by which it is bound;

               (d)   Except as disclosed in writing in the Registration Statement on Form 4-14 of the LB Trust
               ("Registration Statement") the Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Fund prior to the
               Closing Date;

               (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund's knowledge threatened against the
               Acquired Fund or any of the Acquired Fund's properties or assets (other than that previously disclosed to the other party to the Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the ability of the Acquired Fund to consummate the transactions herein contemplated;

               (f)   The Statements of Assets and Liabilities of the Acquired Fund for each of the fiscal years in the five year period ended October 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring
               Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

               (g)At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes due shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (h)   For each taxable year of its operation and for the taxable year that will end on the Closing
               Date the Acquired Fund has met and will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has elected to be treated as such and has computed (or will compute) its federal income tax under Section 882 of the Code;

               (i)   All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the LB Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the
               Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired
               Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

               (j)   At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the
               Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Acquiring Fund;

               (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring Fund, will constitute a valid and binding obligation of the Acquired
               Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (l)   The information to be furnished by the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

               (m)   The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the
               Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

               (n)   Since October 31, 2003, there has not been any material adverse change in the Acquired
               Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Fund and/or its shares of common stock), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the
               Acquiring Fund;

               (o)   The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

               (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

               (q)   The prospectus of the Acquired Fund, dated December 30, 2003, (the "Acquired Fund
               Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

               (r)   The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the
               Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (s)   The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

         4.2   The AAL Trust and the Acquiring Fund represent and warrant to the LB Trust and Acquired Fund as follows:

               (a)   The Acquiring Fund is a series of the AAL Trust, a Business Trust organized and validly existing under the laws of the Commonwealth of Massachusetts.  The AAL Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

               (b)   The AAL Trust, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The then current prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, and any amendments or supplements thereto on or prior to the
               Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement
               (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder.  The Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

               (d)   At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring
               Fund's assets;

               (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the Declaration of Trust or Bylaws of the AAL Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the AAL Trust or the Acquiring Fund is a party or by which it is bound;

               (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of the
               Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or ability to consummate the transactions contemplated herein;

               (g)   The Statement of Assets and Liabilities of the Acquiring Fund for the fiscal year ended
               April 30, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements
               (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the
               Acquiring Fund as of such dates not disclosed therein;

               (h)   Since October 31, 2003, there has not been any material adverse change in the Acquiring
               Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

               (i)   The Acquiring Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

               (j)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such date shall have been filed, and all federal and other taxes due shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (k)   For each taxable year of its operation, the Acquiring Fund has met the requirements of
               Subchapter M of the Code for qualification and treatment as a regulated investment company the
               Acquiring Fund will qualify as such on the Closing Date and the Acquiring Fund intends to so qualify in the future.  The Acquiring Fund has elected to be treated as a regulated investment company and has computed and will continue to compute its federal income tax under Section 882 of the Code;

               (l)   At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the
               Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The
               Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;

               (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Trustees, and this
               Agreement, assuming due authorization, execution and delivery by the Acquired Fund, constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (n)   The Acquiring Fund Shares of corresponding classes to be issued and delivered to the
               Acquired Fund, for the accounts of the Acquired Fund Shareholders, pursuant to the terms of this
               Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

               (o)   The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (p)   The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

               (q)   The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the
               Closing Date;

               (r)   The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (s)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         5.l   The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

         5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Fund shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of
Trustees of the LB Trust may determine.  Such approval by the shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

         5.3   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this
Agreement.

         5.4.   The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring
Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.5   Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6   The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets
and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's
Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing
Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the
AAL Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of
Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

         5.7   The AAL Trust shall promptly prepare and file the Registration Statement with the SEC, and the AAL
Trust and the LB Trust shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

         5.8   The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph
4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange
Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.9   Neither the Acquired Fund nor the Acquiring Fund shall take any action that would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

         5.10   The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its assets.

         5.11   The Acquiring Fund agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of shares by the Acquired Fund to such shareholders in accordance with Section 1.5.

         5.12   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1   All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2   The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this
Agreement.

         6.3   The Acquiring Fund shall have delivered to Goodwin Procter LLP, in form and substance reasonably satisfactory to it, an Acquiring Fund Tax Representation Certificate for purpose of the opinion described in
Section 8.6.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1   All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         7.2   The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the
Treasurer or Assistant Treasurer of the Acquired Fund.

         7.3   The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant
Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

         7.4   At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

         7.5   The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation
Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         The obligations hereunder of the AAL Trust on behalf of the Acquired Fund and the LB Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date.

         8.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the
Declaration of Trust and Bylaws of the LB Trust and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring
Fund nor the Acquired Fund may waive the conditions set forth in this Paragraph 8.1.

         8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the Delaware State Department of Assessments and Taxation) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

         8.5   The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections
265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain
(as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

         8.6   The parties shall have received a favorable opinion of Goodwin Procter LLP, addressed to the
Acquiring Fund and the Acquired Fund and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the LB
Trust and AAL Trust, respectively, substantially to the effect that for federal income tax purposes:

               (a)   The transfer of all of the Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the outstanding Liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code, and the
               Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of
               Section 368(b) of the Code;

               (b)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring
               Fund of all of the outstanding liabilities of the Acquired Fund;

               (c)   No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired
               Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the outstanding liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund's shareholders;

               (d)   No gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

               (e)   The aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired
               Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided that such Acquired Fund shares were held as capital assets on the date of the Reorganization); and

               (f)   The tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring
               Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the
               Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

         9.1   The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2      (a)   Except as may be otherwise provided herein, the Acquired Fund shall be liable for the expenses
               (Thrivent Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                     (i)   counsel and independent accountants associated with the Reorganization;

                     (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph
                     5.2 hereof,

                     (iii)   any special pricing fees associated with the valuation of the Acquired Fund's or the
                     Acquiring Fund's portfolio on the Closing Date;

                     (iv)   expenses associated with preparing this Agreement and preparing and filing the
                     Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; and

                     (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization. The Acquiring Fund and the Acquired Fund
                     shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

         (b)   Consistent with the provisions of paragraph 1.1, the Acquired Fund, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph
               4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

         11.1   This Agreement may be terminated by the mutual agreement of the LB Trust on behalf of the
Acquiring Fund and the AAL Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

               (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

               (b)   by resolution of the LB Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

               (c)   by resolution of the AAL Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders.

         11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or the respective Trustees or officers of the LB Trust or the AAL
Trust to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

         12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of
Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

         12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it
(i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph
8.4 or paragraph 8.6 of this Agreement) made for its benefit contained herein.

13.    NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the The AAL Mutual Funds
625 Fourth Avenue South, Minneapolis, MN 55415, Attention: Brett L. Agnew; or to The Lutheran Brotherhood Family
of  Funds, 625 Fourth Avenue South, Minneapolis, MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of
Minnesota.

         14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this
Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:

_______________________________             _______________________________
Brett L. Agnew, Secretary                   Pamela J. Moret, President
The AAL Mutual Funds                        The AAL Mutual Funds

Attest:

_______________________________             _______________________________
John C. Bjork, Secretary                    Pamela J. Moret, President
The Lutheran Brotherhood Family of Funds    The Lutheran Brotherhood Family of Funds

                                                    SCHEDULE A

                        Acquired Fund                                              Acquiring Fund
           Lutheran Brotherhood World Growth Fund                    Thrivent Partner International Stock Fund
              Lutheran Brotherhood Growth Fund                             Thrivent Large Cap Growth Fund
                  Lutheran Brotherhood Fund                                Thrivent Large Cap Stock Fund
               Lutheran Brotherhood Value Fund                             Thrivent Large Cap Value Fund
          Lutheran Brotherhood Municipal Bond Fund                          Thrivent Municipal Bond Fund
           Lutheran Brotherhood Money Market Fund                            Thrivent Money Market Fund

                                       AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 12th day of November, 2003, by and between The Lutheran Brotherhood Family of Funds ("LB Trust"), a series of separate mutual fund portfolios within a single Delaware Statutory Trust acting on behalf of each fund listed on Schedule A attached hereto (each an
"Acquired Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415, and The
AAL Mutual Funds ("AAL Trust"), a series of separate mutual fund portfolios within a single Massachusetts
Business Trust acting on behalf of each fund listed on Schedule A attached hereto (each an "Acquiring Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of the Treasury Regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the
"Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund in exchange for shares of the corresponding Acquiring Fund
(the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, and (b) the distribution, after the Closing Date herein referred to, of Acquiring
Fund Shares to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund and the subsequent dissolution of such Acquired Fund, all upon the terms and conditions hereinafter set forth in this
Agreement.

         WHEREAS, the Acquiring Fund and the Acquired Funds are each series of registered investment companies of the management type;

         WHEREAS, the Acquiring Fund is authorized to issue shares of common stock in multiple classes;

         WHEREAS, the Board of Trustees of the Acquired Funds has determined that the exchange of all of the assets of the Acquired Funds for the corresponding class of Acquiring Fund Shares is in the best interests of each of the Acquired Funds and their respective shareholders;

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all the assets of the Acquired Fund for the corresponding class of Acquiring Fund Shares is in the best interests of the
Acquiring Fund and its shareholders and that the shares of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

         1.1   Each of the Acquired Fund will transfer all of their assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and
Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund, which liabilities, shall be assigned and transferred to the Acquiring Fund by the Acquired Funds (the "Assumed
Liabilities") and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to each of the Acquired
Funds, for distribution pro rata by each Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest in the Acquired Funds, as of the close of business on July 16, 2004
(the "Closing Date"), of a number of the corresponding class of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof
(the "Closing"). All computations shall be provided by Thrivent Investment Management Inc. (the "Pricing Agent")
for the Acquiring Fund and the Acquired Fund.

         1.2   (a) The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by such Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date; and

               (b) Each Acquired Fund has provided the Acquiring Fund with a list of the Acquired Fund's assets as of the date of execution of this Agreement. Each Acquired Fund reserves the right to sell any securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.
               The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired
               Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that an Acquired Fund holds any investments which the Acquiring Fund may not hold, such Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Funds and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Funds, if requested by the
               Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3   Each Acquired Fund will endeavor to discharge all of such Acquired Fund's known liabilities and obligations prior to the Closing Date.

         1.4 The Acquiring Fund shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Funds as of the Valuation Date (as defined in Section 2.1).

         1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), each Acquired Fund will liquidate by distributing pro rata to such Acquired
Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund
Shareholders"), the corresponding classes of Acquiring Fund Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of each Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the
Acquiring Fund in the name of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of each Acquired Fund will simultaneously be canceled on the books of such Acquired Fund.

         1.6   The Acquired Fund shareholders holding physical certificates representing their ownership of shares of beneficial interest of each Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Funds may require (collectively, an "Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any
Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of such Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired
Fund share certificates are first surrendered to each Acquiring Fund or an Affidavit relating thereto shall be delivered.

         1.7   Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of each Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8   Any reporting responsibility of each Acquired Fund is and shall remain the responsibility of such
Acquired Fund up to and including the Closing Date and such later date on which such Acquired Fund is terminated.

         1.9   Such Acquired Funds shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be dissolved under the laws of the State of Maryland and in accordance with their respective governing documents.

2.   VALUATION

         2.1   The net asset values of the corresponding classes of Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Funds to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Pricing Agent in the manner set forth in the Acquiring Fund's Declaration of Trust (the
"Trust"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired
Funds to be transferred shall be computed by the Pricing Agent by calculating the value of the assets transferred by the Acquired Funds and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Funds on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Funds' then current respective prospectuses and statements of additional information and shall be computed in each case to not fewer than two decimal places.

         2.2   The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for each Acquired Fund's assets shall be determined by dividing the value of such Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

         2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Funds, respectively.

3.   CLOSING

         3.1   The Closing Date shall be July 16, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time)
at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

         3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the
"Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the
Custodian with immediately available funds.

         3.4   The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the corresponding classes of the
Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing
Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

         4.1   The LB Trust and each Acquired Fund represent and warrant to the AAL Trust and Acquiring Fund as follows:

               (a)   The Acquired Fund is a series of the LB Trust, a statutory trust which is duly organized, validly existing and in good standing under the laws of the State of Delaware.  The LB Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

               (b)   The LB Trust, on behalf of the Acquired Fund, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the Declaration of Trust or Bylaws of the LB Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the LB Trust or the Acquired Fund is a party or by which it is bound;

               (d)   Except as disclosed in writing in the Registration Statement on Form N-14 of the LB Trust
               ("Registration Statement") the Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Fund prior to the
               Closing Date;

               (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund's knowledge threatened against the
               Acquired Fund or any of the Acquired Fund's properties or assets (other than that previously disclosed to the other party to the Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the ability of the Acquired Fund to consummate the transactions herein contemplated;

               (f)   The Statements of Assets and Liabilities of the Acquired Fund for each of the fiscal years in the five year period ended October 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring
               Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

               (g)   The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed prior to the
               Closing Date shall have been filed, and all federal and other taxes due shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the
               Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (h)   For each taxable year of its operation and for the taxable year that will end on the Closing
               Date the Acquired Fund has met and will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has elected to be treated as such and has computed (or will compute) its federal income taxes under Section 882 of the Code;

               (i)   All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the LB Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the
               Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired
               Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

               (j)   At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the
               Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Acquiring Fund;

               (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring Fund, will constitute a valid and binding obligation of the Acquired
               Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (l)   The information to be furnished by the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

               (m)   The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the
               Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

               (n)   Since October 31, 2003, there has not been any material adverse change in the Acquired
               Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Fund and/or its shares of common stock), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the
               Acquiring Fund;

               (o)   The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

               (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

               (q)   The prospectus of the Acquired Fund, dated March 31, 2003, (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

               (r)   The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the
               Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (s)   The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

         4.2   The AAL Trust and the Acquiring Fund represent and warrant to the LB Trust and Acquired Fund as follows:

               (a)   The Acquiring Fund is a series of the AAL Trust, a statutory trust validly existing under the laws of the Commonwealth of Massachusetts.  The AAL Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

               (b)   The AAL Trust, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The current prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, and any amendments or supplements thereto on or prior to the
               Closing Date, and the Registration Statement filed in connection with this Agreement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the
               Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the
               Commission thereunder.  The Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

               (d)   At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring
               Fund's assets;

               (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the Deduction of Trust or Bylaws of the AAL Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the AAL Trust or the Acquiring Fund is a party or by which it is bound;

               (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of the
               Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or ability to consummate the transactions contemplated herein;

               (g)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such date shall have been filed, and all federal and other taxes due shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (h)   The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, the Acquiring Fund will qualify as such on the
               Closing Date and the Acquiring Fund intends to so qualify in the future.  The Acquiring Fund has elected to be treated as a regulated investment company and has computed and will continue to compute its federal income tax under Section 882 of the Code;

               (i)   At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the
               Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The
               Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;

               (j)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Trustees, and this
               Agreement, assuming due authorization, execution and delivery by the Acquired Fund, constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (k)   The Acquiring Fund Shares of corresponding classes to be issued and delivered to the
               Acquired Fund, for the accounts of the Acquired Fund Shareholders, pursuant to the terms of this
               Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

               (l)   The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (m)  The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

               (n)   The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the
               Closing Date;

               (o)   The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.       COVENANTS OF EACH ACQUIRED FUND AND THE ACQUIRING FUND

         5.l   The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

         5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Fund shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of
Trustees of the Trust may determine.  Such approval by the shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

         5.3  In addition to the conditions contained in Section 5.2 herein, the Reorgainzation shall be consummated if, and only if shareholders of each Acquired Fund approve this Agreement.

         5.4   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this
Agreement.

         5.5   The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring
Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.6   Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.7   The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets
and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's
Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing
Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the
AAL Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of
Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

         5.8   The AAL Trust shall promptly prepare and file the Registration Statement with the SEC, and the AAL
Trust and the LB Trust shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

         5.9   The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph
4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange
Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.10   Neither the Acquired Fund nor the Acquiring Fund shall take any action that would prevent the reorganization from qualifying as one or more "reorganizations" under Section 368(a) of the Code.

         5.11   The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its assets.

         5.12   The Acquiring Fund agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of shares by the Acquired Fund to such shareholders in accordance with Section 1.5.

         5.13   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by such Acquiring Fund and the other Acquiring Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1   All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2   The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this
Agreement.

         6.3   The Acquiring Fund shall have delivered to Goodwin Procter LLP, in form and substance reasonably satisfactory to it, an Acquiring Fund Tax Representation Certificate for purposes of the opinion described in
Section 8.5.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1   All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         7.2   The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the
Treasurer or Assistant Treasurer of the Acquired Fund.

         7.3   The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant
Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

         7.4   At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

         7.5   The Acquired Fund shall have delivered to Goodwin Procter LLP, in form and substance reasonably satisfactory to it, an Acquired Fund Tax Representation Certificate for purposes of the opinion described in
Section 8.7.

8.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         The obligations hereunder of the AAL Trust on behalf of the Acquired Fund and the LB Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date.

         8.1   This Agreement and the transactions contemplated hereunder shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Declaration of Trust and Bylaws of the LB Trust and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, none of the
Acquiring Funds nor the Acquired Fund may waive the conditions set forth in this Paragraph 8.1.

         8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the Delaware State Department of Assessments and Taxation) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

         8.5   The parties shall have received a favorable opinion of Goodwin Procter LLP, addressed to the
Acquiring Fund and the Acquired Fund and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the LB
Trust and AAL Trust, respectively, substantially to the effect that for federal income tax purposes:

               (a)   The transfer of all of each Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund will constitute one or more "reorganizations" within the meaning of Section 368(a) of the Code, and the
               Acquiring Fund and each Acquired Fund are each a "party to a reorganization" within the meaning of
               Section 368(b) of the Code;

               (b)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of each Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring
               Fund of all of the Assumed Liabilities of each Acquired Fund;

               (c)   No gain or loss will be recognized by the Acquired Fund upon the transfer of each Acquired
               Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Assumed Liabilities of each Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to each Acquired Fund's shareholders;

               (d)   No gain or loss will be recognized by shareholders of each Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

               (e)   The aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired
               Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided that such Acquired Fund shares were held as capital assets on the date of the Reorganization); and

               (f)   The tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring
               Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the
               Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

               (g)  For purposes of Section 381 of the Code, the Acquiring Fund will be treated as the Acquired
               Fund would have been had there been no Reorganization.  Accordingly the taxable year of the
               Acquired Fund will not end on the effective date of the Reorganization and the tax attributes of the Acquired Fund will be taken into account by the Acquiring Fund as if there had been no
               Reorganization.  The Acquiring Fund may continue to use the same taxpayer identification number previously used by the Acquired Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

         9.1   The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.3   (a) Except as may be otherwise provided herein, the Acquired Fund shall be liable for the expenses
               (Thrivent Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                     (i)   counsel and independent accountants associated with the Reorganization;

                     (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph
                     5.2 hereof,

                     (iii)   any special pricing fees associated with the valuation of the Acquired Fund's or the
                     Acquiring Fund's portfolio on the Closing Date;

                     (iv)   expenses associated with preparing this Agreement and preparing and filing the
                     Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; and

                     (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization. The Acquiring Fund and the Acquired Fund
                     shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.*

               (b)   Consistent with the provisions of paragraph 1.1, the Acquired Fund, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph
               4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

         11.1   This Agreement may be terminated by the mutual agreement of the LB Trust on behalf of the
Acquiring Fund and the AAL Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

               (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

               (b)   by resolution of the LB Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

               (c)   by resolution of the AAL Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders.

         11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or the respective Trustees or officers of the LB Trust or the AAL
Trust to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

         12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of
Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

         12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it
(i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph
8.4 or paragraph 8.5 of this Agreement) made for its benefit contained herein.

13.    NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the The AAL Mutual Funds
625 Fourth Avenue South, Minneapolis, MN 55415, Attention: Brett L. Agnew; or to The Lutheran Brotherhood Family
of  Funds, 625 Fourth Avenue South, Minneapolis, MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of
Minnesota.

         14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this
Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:

_______________________________             _______________________________
Brett L. Agnew, Secretary                   Pamela J. Moret, President
The AAL Mutual Funds                        The AAL Mutual Funds

Attest:

_______________________________             _______________________________
John C. Bjork, Secretary                    Pamela J. Moret, President
The Lutheran Brotherhood Family of Funds    The Lutheran Brotherhood Family of Funds

                                                    SCHEDULE A

                       Acquired Fund                                              Acquiring Fund
       Lutheran Brotherhood Opportunity Growth Fund                        Thrivent Mid Cap Growth Fund
         Lutheran Brotherhood Mid Cap Growth Fund                          Thrivent Mid Cap Growth Fund

                                       AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 12th day of November, 2003, by and between The Lutheran Brotherhood Family of Funds ("LB Trust"), a series of separate mutual fund portfolios within a single Delaware Statutory Trust acting on behalf of each fund listed on Schedule A attached hereto (each an
"Acquired Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415, and The
AAL Mutual Funds ("AAL Trust"), a series of separate mutual fund portfolios within a single Massachusetts
Business Trust acting on behalf of each fund listed on Schedule A attached hereto (each an "Acquiring Fund") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of the Treasury Regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the
"Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund in exchange for shares of the corresponding Acquiring Fund
(the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, and (b) the distribution, after the Closing Date herein referred to, of Acquiring
Fund Shares to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund and the subsequent dissolution of such Acquired Fund, all upon the terms and conditions hereinafter set forth in this
Agreement.

         WHEREAS, the Acquiring Fund and the Acquired Fund are series of registered investment companies of the management type and the Acquired Fund owns securities that generally are assets of the character in which the
Acquiring Fund is permitted to invest;

         WHEREAS, the Acquiring Fund is authorized to issue shares of common stock;

         WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund and its shareholders and that the shares of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund and its shareholders and that the shares of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR
     ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

         1.1   The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and
Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of only those accrued and unpaid liabilities of the Acquired Fund which are reflected in the Statement of Assets and Liabilities, which liabilities (and no others) shall be assigned and transferred to the Acquiring Fund by the Acquired Fund (the "Assumed Liabilities")
and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of common stock of the Acquired Fund, as of the close of business on July 16, 2004 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by
Thrivent Investment Management Inc. (the "Pricing Agent") for the Acquiring Fund and the Acquired Fund.

         1.2   (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date; and

               (b) The Acquired Fund has provided the Acquiring Fund with a list of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.
               The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired
               Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the
               Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3   The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only the Assumed Liabilities, and shall not assume any other debts, liabilities or obligations of the Acquired Fund.

         1.4 The Acquiring Fund shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Fund as of the Valuation Date (as defined in Section 2.1).

         1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate by distributing pro rata to the Acquired
Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund
Shareholders"), the Acquiring Fund Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring
Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

         1.6   The Acquired Fund shareholders holding physical certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require
(collectively, an "Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of
Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the
Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund or an Affidavit relating thereto shall be delivered.

         1.7   Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8   Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the
Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

         1.9   The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be dissolved under the laws of the State of Delaware and in accordance with its governing documents.

2.   VALUATION

         2.1   The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m.
Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the
Pricing Agent in the manner set forth in the Acquiring Fund's Declaration of Trust (the "Trust"), or By-Laws and
the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Pricing Agent by calculating the value of the assets transferred by the
Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

         2.2   The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

         2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund, respectively.

3.   CLOSING

         3.1   The Closing Date shall be July 16, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time)
at the offices of Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

         3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the
"Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the
Custodian with immediately available funds.

         3.4   The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

         4.1   The LB Trust and Acquired Fund represent and warrant to the AAL Trust and Acquiring Fund as follows:

               (a)   The Acquired Fund is a series of the LB Trust, a corporation which is duly organized, validly existing and in good standing under the laws of the State of Delaware.  The LB Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

               (b)   The LB Trust, on behalf of the Acquired Fund, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the Declaration of Trust or Bylaws of the LB Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the LB Trust or the Acquired Fund is a party or by which it is bound;

               (d)   Except as disclosed in writing to the N-14 Registration Statement ("Registration Statement")
               the Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Fund prior to the Closing Date;

               (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund's knowledge threatened against the
               Acquired Fund or any of the Acquired Fund's properties or assets (other than that previously disclosed to the other party to the Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the ability of the Acquired Fund to consummate the transactions herein contemplated;

               (f)   The Statements of Assets and Liabilities of the Acquired Fund for each of the fiscal years in the five year period ended October 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring
               Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

               (g)   The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed prior to the
               Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (h)   For the most recent taxable year of its operation and for the taxable year that will end on the Closing Date the Acquired Fund will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

               (i)   All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the LB Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the
               Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired
               Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

               (j)   At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the
               Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Acquiring Fund;

               (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring Fund, will constitute a valid and binding obligation of the Acquired
               Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (l)   The information to be furnished by the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

               (m)   The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the
               Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

               (n)   Since October 31, 2003, there has not been any material adverse change in the Acquired
               Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Fund and/or its shares of common stock), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the
               Acquiring Fund;

               (o)   The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

               (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

               (q)   The prospectus of the Acquired Fund, dated March 1, 2003, (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

               (r)   The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the
               Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (s)   The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

         4.2   The AAL Trust and Acquiring Fund represent and warrant to the LB Trust and Acquired Fund as follows:

               (a)   The Acquiring Fund is a series of the AAL Trust, a corporation duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.  The AAL Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

               (b)   The AAL Trust, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

               (c)   The then current prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, and any amendments or supplements thereto on or prior to the
               Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement
               (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder.  The Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

               (d)   At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring
               Fund's assets;

               (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the Trust or Bylaws of the AAL Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the AAL Trust or the Acquiring Fund is a party or by which it is bound;

               (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of the
               Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or ability to consummate the transactions contemplated herein;

               (g)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (h)   At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the
               Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The
               Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;

               (i)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Trustees, and this
               Agreement, assuming due authorization, execution and delivery by the Acquired Fund, constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (j)   The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the accounts of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing
               Date have been duly authorized and, when so issued and delivered, will be duly and validly issued
               Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

               (k)   The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (l)   The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the
               Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

               (m)   The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the
               Closing Date;

               (n)   The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation
               Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

               (o)   All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         5.l   The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

         5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Fund shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of
Trustees of the LB Trust may determine.  Such approval by the shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

         5.3   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this
Agreement.

         5.4.   The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring
Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.5   Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6   The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets
and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's
Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing
Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the
AAL Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of
Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

         5.7   The AAL Trust shall promptly prepare and file the Registration Statement with the SEC, and the AAL
Trust and the LB Trust shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

         5.8   The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph
4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange
Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.9   Neither the Acquired Fund nor the Acquiring Fund shall take any action that would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

         5.10   The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its assets.

         5.11   The Acquiring Fund agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of shares by the Acquired Fund to such shareholders in accordance with Paragraph 1.5.

         5.12   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1   All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2   The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this
Agreement.

         6.3   The Acquiring Fund shall have delivered to Goodwin Procter LLP, in form and substance reasonably satisfactory to it, an Acquiring Fund Tax Representation Certificate for purpose of the opinion described in
Section 8.5.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1   All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         7.2   The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the
Treasurer or Assistant Treasurer of the Acquired Fund.

         7.3   The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant
Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

         7.4   At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

         7.5   The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation
Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

         The obligations hereunder of the AAL Trust on behalf of the Acquired Fund and the LB Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date.

         8.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the
Declaration of Trust and Bylaws of the LB Trust and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring
Fund nor the Acquired Fund may waive the conditions set forth in this Paragraph 8.1.

         8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the Delaware State Department of Assessments and Taxation) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

         8.5   The parties shall have received a favorable opinion of Goodwin Procter LLP, addressed to the
Acquiring Fund and the Acquired Fund and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the LB
Trust and AAL Trust, respectively, substantially to the effect that for federal income tax purposes:

               (a)   The transfer of all of the Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the
               Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of
               Section 368(b) of the Code;

               (b)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring
               Fund of all of the outstanding liabilities of the Acquired Fund;

               (c)   No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired
               Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Assumed liabilities of the Acquired Fund or upon the distribution
               (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund's shareholders;

               (d)   No gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

               (e)   The aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired
               Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided that such Acquired Fund shares were held as capital assets on the date of the Reorganization); and

               (f)   The tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring
               Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the
               Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

               (g)  The Acquiring Fund will succeed to and take into account as of the date of the Reorganization the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 181(b) and (c), 382, 383 and 384 of the Code.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

         9.1   The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2  (a) Except as may be otherwise provided herein, the Acquired Fund shall be liable for the expenses
              (Thrivent Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                     (i)   counsel and independent accountants associated with the Reorganization;

                     (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph
                     5.2 hereof,

                     (iii)   any special pricing fees associated with the valuation of the Acquired Fund's or the
                     Acquiring Fund's portfolio on the Closing Date;

                     (iv)   expenses associated with preparing this Agreement and preparing and filing the
                     Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; and

                     (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization. The Acquiring Fund and the Acquired Fund
                     shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

               (b)   Consistent with the provisions of paragraph 1.1, the Acquired Fund, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph
               4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

         11.1   This Agreement may be terminated by the mutual agreement of the LB Trust on behalf of the
Acquiring Fund and the AAL Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

               (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

               (b)   by resolution of the LB Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

               (c)   by resolution of the AAL Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders.

         11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or the respective Trustees or officers of the LB Trust or the AAL
Trust to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

         12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of
Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

         12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it
(i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph
8.4 or paragraph 8.6 of this Agreement) made for its benefit contained herein.

13.    NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the The AAL Mutual Funds
625 Fourth Avenue South, Minneapolis, MN 55415, Attention: Brett L. Agnew; or to The Lutheran Brotherhood Family
of  Funds, 625 Fourth Avenue South, Minneapolis, MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of
Minnesota.

         14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this
Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:

_______________________________             _______________________________
Brett L. Agnew, Secretary                   Pamela J. Moret, President
The AAL Mutual Funds                        The AAL Mutual Funds

Attest:

_______________________________             _______________________________
John C. Bjork, Secretary                    Pamela J. Moret, President
The Lutheran Brotherhood Family of Funds    The Lutheran Brotherhood Family of Funds

                                                    SCHEDULE A

                        Acquired Fund                                              Acquiring Fund
              Lutheran Brotherhood Income Fund                                  Thrivent Income Fund
            Lutheran Brotherhood High Yield Fund                              Thrivent High Yield Fund
       Lutheran Brotherhood Limited Maturity Bond Fund                  Thrivent Limited Maturity Bond Fund

APPENDIX B

                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Class A and B Shares

                                 June 27, 2003

                        The AAL Aggressive Growth Fund

                          The AAL International Fund

                          The AAL Capital Growth Fund

                          The AAL Equity Income Fund

                          The AAL Municipal Bond Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. Thrivent
Investment Management Inc. ("Thrivent Investment Mgt." or the "investment advsier") uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001    2002
-------  -------
-32.38%  -32.18%

The Fund's year-to-date return as of March 31, 2003 was -1.41%.

Best Quarter:  Q4 '01  +9.43%
Worst Quarter: Q1 '01 -23.83%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)
                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Aggressive Growth Fund
 Class A (before taxes)                     -35.87%      -35.51%
 Class A (after taxes on distributions)     -35.87%      -35.51%
 Class A (after taxes on distributions and
 redemptions)                               -22.02%      -26.25%
----------------------------------------------------------------
Class B                                     -35.44%      -35.51%
----------------------------------------------------------------
S&P 500 Index/1/                            -22.10%      -17.38%
----------------------------------------------------------------
Russell 1000 Growth/2,3/                    -27.88%      -28.95%
----------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.80%    0.80%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          1.60%    1.94%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                2.65%    3.74%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $876 $1,443 $2,030 $3,422
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $376 $1,143 $1,930 $3,422
----------------------------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oeschsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on August 1, 1995, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1996   1997    1998    1999    2000     2001     2002
------  -----  ------  ------  -------  -------  -------
12.21%  0.97%  11.06%  39.66%  -18.12%  -26.32%  -19.96%

The Fund's year-to-date return as of March 31, 2003 was -10.46%.

Best Quarter  Q4 '99 +23.40%
Worst Quarter Q3 '02 -20.97%

                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2002)

                                                 Since        Since
                                               Inception    Inception
                                                of Fund     of Class B
                           1 Year    5 Years   (08/01/95)   (01/08/97)
The AAL International Fund
 Class A (before taxes)    -24.40%    -6.68%       -2.74%          N/A
 Class A (after taxes on
 distributions)            -24.41%    -7.26%       -3.68%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              -14.87%    -5.22%       -2.30%          N/A
----------------------------------------------------------------------
Class B                    -23.95%    -6.68%          N/A       -5.44%
----------------------------------------------------------------------
MSCI EAFE Index/1/         -15.94%    -2.89%          N/A          N/A
----------------------------------------------------------------------
/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.62%    0.62%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.84%    1.56%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.71%    3.18%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $821 $1,280 $1,764 $2,668
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $321   $980 $1,664 $2,668
----------------------------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, share of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares.
The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
-----  ------  ------  ------  ------  ------  ------  ------  -------  -------
6.06%  -1.38%  31.00%  22.05%  33.57%  28.19%  22.61%  -1.09%  -13.95%  -22.75%

The Fund's year-to-date return as of March 31, 2003 was -2.18%.

Best Quarter  Q4 '98 +21.92%
Worst Quarter Q3 '02 -17.71%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                                         Inception
                                                         of Class B
                          1-Year    5-Years   10-Years   (01/08/97)
The AAL Capital Growth
Fund
 Class A (before taxes)   -26.99%    -0.47%      8.11%          N/A
 Class A (after taxes on
 distributions)           -27.07%    -0.93%      7.14%          N/A
 Class A (after taxes on
 distributions and
 redemptions)             -16.57%    -0.32%      6.52%          N/A
-------------------------------------------------------------------
Class B                   -26.63%    -0.36%        N/A        4.45%
-------------------------------------------------------------------
S&P 500 Index/1/          -22.10%    -0.59%      9.35%        4.23%
-------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.54%     0.54%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.23%     0.62%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.02%     2.16%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $719 $976  $1,259 $1,805
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $219 $676  $1,159 $1,805
---------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risk.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on March 18, 1994, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The tables includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1995   1996    1997    1998   1999   2000    2001    2002
------  -----  ------  ------  -----  -----  ------  -------
29.17%  4.81%  22.37%  13.29%  4.09%  9.51%  -8.14%  -24.09%

The Fund's year-to-date return as of March 31, 2003 was -4.61%.

Best Quarter  Q4 '98 +15.04%
Worst Quarter Q3 '02 -17.51%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                              Since      Inception
                                            Inception    of Class B
                        1 Year    5 Years   (03/18/94)   (01/08/97)
The AAL Equity Income
Fund
Class A (before taxes)  -28.26%    -3.18%        3.11%          N/A
Class A (after taxes on
distributions)          -28.57%    -4.10%        1.91%          N/A
Class A (after taxes on
distributions and
redemptions)            -17.33%    -2.63%        2.16%          N/A
-------------------------------------------------------------------
Class B                 -27.85%    -3.05%          N/A        0.85%
-------------------------------------------------------------------
S&P 500/Barra Value
Index/1/                -20.86%    -0.85%        8.32%        3.59%
-------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund./1/

SHAREHOLDER FEES
(fees paid directly from              CLASS A    CLASS B
your investment)                      SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                       5.50%     None
--------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       1.00%/2/    5.00%
--------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted       CLASS A   CLASS B
from Fund assets)                 SHARES    SHARES
Management Fees                    0.45%     0.45%
---------------------------------------------------
Distribution (12b-1) Fees          0.25%     1.00%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.37%     0.72%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.07%     2.17%
---------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $720 $979  $1,264 $1,841
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $220 $679  $1,164 $1,841
---------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses,  but not sales charges.  If sales charges were included,  returns would be lower than those shown. The table includes the effects of Fund  expenses and maximum sales charges for each class, and assumes  that you sold your shares at the end of the period.  The  after-tax returns  for Class A shares  of the Fund are  calculated  using  the  historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact  of  state  and  local  taxes.  Actual  after-tax  returns  depend  on an investor's tax situation and may differ from those shown, and after-tax  returns are not relevant to investors  who hold their Fund shares  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for
Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1993    1994    1995   1996    1997   1998    1999    2000   2001   2002
------  ------  ------  -----  ------  -----  ------  ------  -----  -----
11.28%  -5.68%  18.24%  4.39%  10.34%  5.98%  -5.64%  12.01%  5.60%  8.44%

The Fund's year-to-date return as of March 31, 2003 was 1.01%.

Best Quarter  Q1 '95 +6.75%
Worst Quarter Q1 '94 -5.27%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                                        of Class B
                          1 Year   5 Years   10 Years   (01/08/97)
The AAL Municipal Bond
Fund
 Class A (before taxes)    3.59%     4.15%      5.76%          N/A
 Class A (after taxes on
 distributions)            3.56%     4.01%      5.53%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              3.90%     4.15%      5.47%          N/A
------------------------------------------------------------------
Class B                    3.62%     4.22%        N/A        5.33%
------------------------------------------------------------------
Lehman Municipal Bond
Index/1/                   9.60%     6.06%      6.71%          N/A
------------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from your        CLASS A    CLASS B
investment)                          SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     4.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from     CLASS A    CLASS B
Fund assets)                         SHARES     SHARES
Management Fees                         0.45%    0.45%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.09%    0.11%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                0.79%    1.56%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A Shares $527 $691  $869  $1,384
--------------------------------------
Class B Shares $659 $793  $950  $1,372
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $527 $691  $869  $1,384
--------------------------------------
Class B shares $159 $493  $850  $1,372
--------------------------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks.

Market Risk. Over time stocks markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

An investment in The AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.03%  2.93%  4.90%  5.20%  5.19%  4.88%  4.60%  5.82%  3.59%  1.04%

The Fund's year-to-date return as of March 31, 2003 was 0.15%.

Best Quarter  Q3 '00 +1.49%
Worst Quarter Q4 '02 +0.25%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund Class A shares was 0.78%.

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2002)

                                                     Since
                                                   Inception
                                                   of Class B
                     1 Year   5 Years   10 years   (01/08/97)
The AAL Money Market
Fund
Class A               1.04%     3.97%      4.01%          N/A
-------------------------------------------------------------
Class B              -3.60%     3.02%        N/A        3.35%
-------------------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)          None      None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)        None     5.00%
------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A   CLASS B
from Fund assets)                    SHARES    SHARES
Management Fees                       0.50%     0.50%
------------------------------------------------------
Distribution (12b-1) Fees            0.125%    0.875%
------------------------------------------------------
Other Expenses                       0.295%    0.245%
------------------------------------------------------
Total Annual Fund Operating
Expenses                              0.92%     1.62%
------------------------------------------------------
Expense Reimbursement/2/              0.10%     0.40%
------------------------------------------------------
Net Expenses                          0.82%     1.22%
------------------------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating AAL Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Class A shares of the Fund and 0.40% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $665 $811  $981  $1,485
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years Years*
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $165 $511  $881  $1,485
--------------------------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds of The AAL Mutual Funds (the "Trust"). Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets. Thrivent Investment
Mgt. Provides investment research and supervision of the Funds' investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund. For The AAL
International Fund, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the
Board of Trustees of the Fund, one or more subadvisers to manage the investments of The AAL International Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Fund. Thrivent Investment
Mgt. has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Trust have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment
Mgt. and the Trust, with the approval of the Trust's Board of Trustees, to retain a subadviser for the Funds, or subsequently change the subadviser, without submitting the investment subadvisory agreement or material amendments to the agreement to a vote of the shareholders of the Funds. Thrivent Investment
Mgt. will notify shareholders in the event that it adds a subadviser or changes the identity of the subadviser of a Fund.

Advisory Fees
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30th, 2003, Thrivent Investment Mgt.
received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                ADVISORY FEE
The AAL Aggressive Growth Fund.....    0.80%
The AAL International Fund.........    0.62%
The AAL Capital Growth Fund........    0.54%
The AAL Equity Income Fund.........    0.45%
The AAL Municipal Bond Fund........    0.45%
The AAL Money Market Fund..........    0.50%

* The Funds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees, Thrivent
  Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The AAL Money Market Fund. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the LB Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Equity Income Fund
The AAL Equity Income Fund is managed by a team of investment professionals from Thrivent Investment Mgt

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Money Market Fund
William D. Stouten has served as the portfolio manager of The AAL Money Market
Fund since October 10, 2003.  Mr. Stouten has been with Thrivent Investment Mgt.
since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent
Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and Oechsle may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &Poor's
SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for
additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the .

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Choosing a Class of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                   CLASS A SHARES                               CLASS B SHARES
Sales Charges      Initial sales charge at time of investment   Contingent Deferred Sales Charge
                   of up to 5.5% for equity funds and 4.5%      ("CDSC") of 5% to 1%, depending on
                   for fixed income funds depending on          how long you hold your shares before
                   amount of investment                         you redeem them. There is no CDSC
                                                                after five years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         None                                         0.75%. Class B shares convert
Distribution Fee                                                automatically to Class A shares after five
                                                                years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         0.25% each year of average daily net         0.25% each year of average daily net
Shareholder        assets (0.125% for AAL Money Market          assets (0.125% for The AAL Money
Servicing Fee      Fund)                                        Market Fund)

  Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee. Under its 12b-1 plan, the Funds pay Thrivent
  Investment Mgt. shareholder servicing fees for Class A and Class B shares, and distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL Aggressive Growth Fund, The AAL International Fund, The AAL
Capital Growth Fund and The AAL Equity Income Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    5.5%                 5.82%
$50,000 and above but less than $100,000             4.5%                 4.71%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL Municipal Bond Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    4.5%                 4.71%
$50,000 and above but less than $100,000             4.0%                 4.17%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges
o Rights of Accumulation: You can combine the value of all shares of any class of the Funds (except The AAL Money Market Fund) that you or members of your family, who live with you own, to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of The AAL Money Market
  Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. Rights of accumulation do not apply to shares which you own in The Lutheran Brotherhood Family of Funds or shares which you purchase by exchanging shares of The Lutheran Brotherhood
  Family of Funds.

o Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except The AAL Money Market Fund, will not be subject to any initial sales charge.

o Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except The AAL Money Market
  Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of
  Intent does not apply to shares which you own in The Lutheran Brotherhood
  Family of Funds or shares which you purchase by exchanging shares of The
  Lutheran Brotherhood Family of Funds.

o Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than The
  AAL Money Market Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

o Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent
  Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance
  Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

o Amount Invested From Close-out of Small Class B Account: If you redeem a
  Class B Account which is below $500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

o Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt.
  will not be subject to any sales charge.

o Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and
  501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                This % of net asset value at
                                    the time of purchase
When you sell shares in this     (or of sale, if lower) is
 year after you bought them     deducted from your proceeds

      1st Year........................................ 5%

      2nd Year........................................ 4%

      3rd Year........................................ 3%

      4th Year........................................ 2%

      5th Year........................................ 1%

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of The AAL Money Market Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases,
Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

o Increases in the net asset value of Class B shares above the purchase price;
o Class B shares purchased through reinvestment of dividends and capital gains distributions;
o Class B shares purchased more than five years prior to redemption;
o Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living"
  or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);
o Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or
o Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A Share account in order to meet the required minimum amount for the Fund.

Conversion of Class B Shares to Class A Shares
Your Class B shares will automatically convert into Class A shares of the same
Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares.

Buying Shares

Opening an Account
You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                               FIRST   ADDITIONAL
               REGULAR ACCOUNT                PURCHASE PURCHASES
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $1,000     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $1,500     $100
               --------------------------------------------------

               IRA OR TAX-DEFERRED PLAN
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $  500     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $  500     $100
               --------------------------------------------------

                                                   MINIMUM MONTHLY
                                                     AMOUNT PER
             AUTOMATIC INVESTMENT PLAN                 ACCOUNT
             -----------------------------------------------------
             All Funds except The AAL Money Market
             Fund                                       $ 50
             -----------------------------------------------------
             The AAL Money Market Fund                  $100
             -----------------------------------------------------

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order.
Orders that are received before the close of regular trading on the NYSE
(generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the
NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail; or
o By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Step 1: Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, MA  02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services as Agent for the benefit of The
        AAL Mutual Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call our Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA  02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services as Agent for the benefit of The AAL
   Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or our Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan. Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified--which may not be less than $50 per account for all Funds except The AAL Money Market Fund and $100 per account for The AAL Money Market
Fund on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.
To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent
Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases, except for additional purchases in The AAL Money Market Fund, within five business days following the date of your purchase. It mails confirmation of additional purchases in The AAL Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Thrivent Investment Mgt.
Interaction Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Systematic Withdrawal Plan.

Redemptions by Mail
Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature
      Guarantee may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o There has been no change of address in the preceding 30 days;
o The request is for $100,000 or less;
o Shares to be redeemed cannot be in certificate form; and
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $5,000 in your account to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
o Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

The AAL Money Market Fund Checks (Class A Shares Only)

You can write checks on The AAL Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your Funds application or in writing. We do not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o Our transfer agent may impose reasonable fees for each check that is returned.
o Unless you purchased shares by wire, you must wait up to 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Class A shares of your Funds for Class A shares of the Lutheran Brotherhood Family of Funds.
If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of The AAL Money Market Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds or Institutional Class shares of The Lutheran Brotherhood
Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
o By mail;
o By telephone; or
o By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call our Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below $1,000 and may redeem shares in any account if the value of shares in the account falls below $500. Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL Municipal Bond Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Aggressive Growth Fund
                          The AAL International Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other oridnary income distributions. Distributions of other net capital gains by the Fund are taxable as ordinary income.
Distributions of other net capital gains by the Fund are generally taxable as capital gains-in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Aggressive Growth
Fund and The AAL International Fund will consist primarily of capital gains and that distributions from The AAL Capital Growth Fund, The AAL Equity Income
Fund, The AAL Municipal Bond Fund, and The AAL Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (I)
the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities And Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page B-3. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability.

During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund had a portfolio turnover ratio of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended April
30, 2003, which is available upon request. The tables do not show the effect of a sales charge for any of the Funds.

The AAL Aggressive Growth Fund                                                                           Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.53    $  6.70     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.06)     (0.06)      (0.02)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.28)
Total from investment operations                                                                  (0.78)     (2.17)      (3.30)
Net asset value, end of period                                                                  $  3.75    $  4.53     $  6.70
Total return (c)                                                                                 (17.22)%   (32.39)%    (33.00)%
Net assets, end of period (in millions)                                                         $  30.2    $  34.9     $  35.3
Ratio of expenses to average net assets (d)                                                        2.64%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.72)%    (1.34)%     (0.51)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        2.65%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.73)%    (1.34)%     (0.51)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Aggressive Growth Fund                                                                           Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.44    $  6.65     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.09)     (0.10)      (0.06)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.29)
Total from investment operations                                                                  (0.81)     (2.21)      (3.35)
Net asset value, end of period                                                                  $  3.63    $  4.44     $  6.65
Total return (c)                                                                                 (18.24)%   (33.23)%    (33.50)%
Net assets, end of period (in millions)                                                         $   3.3    $   3.4     $   3.0
Ratio of expenses to average net assets (d)                                                        3.73%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.81)%    (2.46)%     (1.62)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        3.74%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.82)%    (2.46)%     (1.62)%

The AAL International Fund                                                                           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.62    $ 10.56     $ 14.06     $11.35

Income From Investment Operations:
Net investment income/(loss)                                                         0.03       0.01        0.25          -
Net realized and unrealized gain/(loss) on investments (b)                          (1.92)     (1.84)      (3.24)      2.71
Total from investment operations                                                    (1.89)     (1.83)      (2.99)      2.71

Less Distributions from:
Net investment income                                                               (0.05)     (0.11)      (0.24)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                 (0.05)     (0.11)      (0.51)         -
Net asset value, end of period                                                    $  6.68    $  8.62     $ 10.56     $14.06
Total return (c)                                                                   (22.17)%   (17.27)%    (21.61)%    23.91%
Net assets, end of period (in millions)                                           $ 126.5    $ 166.5     $ 190.6     $226.7
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.36%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.01)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.41%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.07)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.15

Income From Investment Operations:
Net investment income/(loss)                                                        0.08
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.73

Less Distributions from:
Net investment income                                                              (0.44)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.53)
Net asset value, end of period                                                    $11.35
Total return (c)                                                                    6.82%
Net assets, end of period (in millions)                                           $146.9
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL International Fund                                                                           Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.50    $ 10.39     $ 13.75     $11.23

Income From Investment Operations:
Net investment income/(loss)                                                        (0.09)     (0.09)       0.10      (0.13)
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.79)      (3.17)      2.65
Total from investment operations                                                    (1.98)     (1.88)      (3.07)      2.52

Less Distributions from:
Net investment income                                                                   -      (0.01)      (0.02)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                     -      (0.01)      (0.29)         -
Net asset value, end of period                                                    $  6.52    $  8.50     $ 10.39     $13.75
Total return (c)                                                                   (23.29)%   (18.09)%    (22.56)%    22.44%
Net assets, end of period (in millions)                                           $   6.4    $  10.3     $  13.7     $ 15.6
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.53%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.19)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.59%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.25)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.05

Income From Investment Operations:
Net investment income/(loss)                                                       (0.03)
Net realized and unrealized gain/(loss) on investments (b)                          0.64
Total from investment operations                                                    0.61

Less Distributions from:
Net investment income                                                              (0.34)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.43)
Net asset value, end of period                                                    $11.23
Total return (c)                                                                    5.72%
Net assets, end of period (in millions)                                           $  9.8
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%
Portfolio turnover rate                                                             101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Capital Growth Fund                                                                  Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year         Year       Year      Year
                                                                           Ended      Ended       Ended       Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002   4/30/2001   4/30/2000 4/30/1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  29.84   $  34.82     $  38.67   $  35.87  $  29.64

Income From Investment Operations:
Net investment income/(loss)                                                 0.10       0.05         0.19       0.13      0.09
Net realized and unrealized gain/(loss) on investments (b)                  (4.48)     (4.86)       (1.74)      3.19      6.69
Total from investment operations                                            (4.38)     (4.81)       (1.55)      3.32      6.78

Less Distributions from:
Net investment income                                                       (0.07)     (0.09)       (0.16)     (0.09)    (0.09)
Net realized gain on investments                                                -      (0.08)       (2.14)     (0.43)    (0.46)
Total Distributions                                                         (0.07)     (0.17)       (2.30)     (0.52)    (0.55)
Net asset value, end of period                                           $  25.39   $  29.84     $  34.82   $  38.67  $  35.87
Total return (c)                                                           (14.66)%   (13.86)%      (4.19)%     9.28%    23.20%
Net assets, end of period (in millions)                                  $2,598.2   $3,385.5     $3,912.5   $4,115.1  $3,594.5
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.90%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.35%     0.30%
Portfolio turnover rate                                                      5%         3%          13%        8%        9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.92%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.33%     0.30%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Capital Growth Fund                                                                          Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 28.67    $ 33.71     $ 37.71     $35.29

Income From Investment Operations:
Net investment income/(loss)                                                        (0.28)     (0.27)      (0.15)     (0.22)
Net realized and unrealized gain/(loss) on investments (b)                          (4.20)     (4.69)      (1.71)      3.07
Total from investment operations                                                    (4.48)     (4.96)      (1.86)      2.85

Less Distributions from:
Net investment income                                                                   -          -           -          -
Net realized gain on investments                                                        -      (0.08)      (2.14)     (0.43)
Total Distributions                                                                     -      (0.08)      (2.14)     (0.43)
Net asset value, end of period                                                    $ 24.19    $ 28.67     $ 33.71     $37.71
Total return (c)                                                                   (15.63)%   (14.73)%     (5.14)%     8.09%
Net assets, end of period (in millions)                                           $  81.2    $ 126.4     $ 154.1     $148.6
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.95%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.69)%
Portfolio turnover rate                                                              5%         3%          13%         8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.96%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.71)%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.38

Income From Investment Operations:
Net investment income/(loss)                                                       (0.19)
Net realized and unrealized gain/(loss) on investments (b)                          6.56
Total from investment operations                                                    6.37

Less Distributions from:
Net investment income                                                                  -
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.46)
Net asset value, end of period                                                    $35.29
Total return (c)                                                                   21.94%
Net assets, end of period (in millions)                                           $107.6
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
Portfolio turnover rate                                                              9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                                         Class A Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.90    $ 14.57    $14.40    $14.68

Income From Investment Operations:
Net investment income/(loss)                                                         0.11       0.15      0.21      0.18
Net realized and unrealized gain/(loss) on investments (b)                          (2.71)     (1.64)     0.94     (0.30)
Total from investment operations                                                    (2.60)     (1.49)     1.15     (0.12)

Less Distributions from:
Net investment income                                                               (0.11)     (0.13)    (0.21)    (0.16)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                   (0.01)         -         -         -
Total Distributions                                                                 (0.12)     (0.18)    (0.98)    (0.16)
Net asset value, end of period                                                    $ 10.18    $ 12.90    $14.57    $14.40
Total return (c)                                                                   (20.19)%   (10.26)%    8.26%    (0.80)%
Net assets, end of period (in millions)                                           $ 206.7    $ 292.7    $305.1    $277.6
Ratio of expenses to average net assets (d)                                          1.06%      0.97%     0.96%     0.92%
Ratio of net investment income/(loss) to average net assets (d)                      1.04%      1.14%     1.48%     1.24%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.07%      0.98%     0.96%     0.98%
Ratio of net investment income/(loss) to average net assets (d)                      1.03%      1.13%     1.47%     1.18%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.16
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.33

Less Distributions from:
Net investment income                                                              (0.17)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.96)
Net asset value, end of period                                                    $14.68
Total return (c)                                                                   10.08%
Net assets, end of period (in millions)                                           $262.2
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                                         Class B Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.87    $ 14.54    $14.38    $14.66

Income From Investment Operations:
Net investment income/(loss)                                                        (0.01)      0.03      0.06      0.02
Net realized and unrealized gain/(loss) on investments (b)                          (2.69)     (1.64)     0.93     (0.28)
Total from investment operations                                                    (2.70)     (1.61)     0.99     (0.26)

Less Distributions from:
Net investment income                                                               (0.01)     (0.01)    (0.06)    (0.02)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                       -          -         -         -
Total Distributions                                                                 (0.01)     (0.06)    (0.83)    (0.02)
Net asset value, end of period                                                    $ 10.16    $ 12.87    $14.54    $14.38
Total return (c)                                                                   (21.01)%   (11.11)%    7.12%    (1.80)%
Net assets, end of period (in millions)                                           $   8.1    $  12.4    $ 13.4    $ 11.6
Ratio of expenses to average net assets (d)                                          2.16%      1.90%     1.98%     1.99%
Ratio of net investment income/(loss) to average net assets (d)                     (0.06)%     0.21%     0.45%     0.17%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.17%      1.91%     1.98%     2.05%
Ratio of net investment income/(loss) to average net assets (d)                     (0.07)%     0.20%     0.45%     0.11%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.02
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.19

Less Distributions from:
Net investment income                                                              (0.05)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.84)
Net asset value, end of period                                                    $14.66
Total return (c)                                                                    8.97%
Net assets, end of period (in millions)                                           $  9.6
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                                       Class A Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.21    $10.96    $10.45    $11.47

Income from Investment Operations:
Net investment income                                                               0.50      0.54      0.55      0.53
Net realized and unrealized gain/(loss) on investments (b)                          0.31      0.25      0.51     (1.01)
Total From investment operations                                                    0.81      0.79      1.06     (0.48)

Less Distributions from:
Net investment income                                                              (0.50)    (0.54)    (0.55)    (0.53)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.50)    (0.54)    (0.55)    (0.54)
Net asset value, end of period                                                    $11.52    $11.21    $10.96    $10.45
Total return (c)                                                                    7.38%     7.27%    10.34%    (4.09)%
Net assets, end of period (in millions)                                           $671.6    $598.6    $503.7    $461.3
Ratio of expenses to average net assets (d)                                         0.79%     0.77%     0.73%     0.78%
Ratio of net investment income to average net assets (d)                            4.41%     4.77%     5.06%     4.98%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.79%     0.82%     0.81%     0.84%
Ratio of net investment income to average net assets (d)                            4.41%     4.72%     4.98%     4.93%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income from Investment Operations:
Net investment income                                                               0.52
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total From investment operations                                                    0.77

Less Distributions from:
Net investment income                                                              (0.52)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.70)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    6.80%
Net assets, end of period (in millions)                                           $523.1
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                                       Class B Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.20    $10.95    $10.44    $11.47

Income From Investment Operations:
Net investment income                                                               0.42      0.44      0.46      0.44
Net realized and unrealized gain/(loss) on investments (b)                          0.32      0.25      0.51     (1.02)
Total from investment operations                                                    0.74      0.69      0.97     (0.58)

Less Distributions from:
Net investment income                                                              (0.42)    (0.44)    (0.46)    (0.44)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.42)    (0.44)    (0.46)    (0.45)
Net asset value, end of period                                                    $11.52    $11.20    $10.95    $10.44
Total return (c)                                                                    6.65%     6.40%     9.39%    (4.99)%
Net assets, end of period (in millions)                                           $ 12.3    $ 11.0    $  8.5       7.3
Ratio of expenses to average net assets (d)                                         1.56%     1.57%     1.61%     1.59%
Ratio of net investment income to average net assets (d)                            3.64%     3.97%     4.18%     4.19%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.56%     1.62%     1.69%     1.64%
Ratio of net investment income to average net assets (d)                            3.64%     3.92%     4.10%     4.14%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income From Investment Operations:
Net investment income                                                               0.42
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total from investment operations                                                    0.67

Less Distributions from:
Net investment income                                                              (0.42)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    5.93%
Net assets, end of period (in millions)                                           $  7.5
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Money Market Fund                                                                        Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                              0.01      0.02      0.05      0.05      0.05

Less Distributions from:
Net investment income                                                             (0.01)    (0.02)    (0.05)    (0.05)    (0.05)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.88%     2.28%     5.70%     4.99%     4.68%
Net assets, end of period (in millions)                                          $349.6    $399.8    $423.9    $348.0    $288.1
Ratio of expenses to average net assets (d)                                        0.77%     0.72%     0.76%     0.66%     0.79%
Ratio of net investment income to average net assets (d)                           0.89%     2.19%     5.51%     4.90%     4.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        0.92%     0.90%     0.99%     1.02%     1.12%
Ratio of net investment income to average net assets (d)                           0.74%     2.01%     5.28%     4.54%     4.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

The AAL Money Market Fund                                                                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                                 -      0.01      0.04      0.04      0.04

Less Distributions from:
Net investment income                                                                 -     (0.01)    (0.04)    (0.04)    (0.04)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.42%     1.34%     4.67%     3.94%     3.67%
Net assets, end of period (in millions)                                          $  2.8    $  2.8    $  3.3    $  2.4    $  1.6
Ratio of expenses to average net assets (d)                                        1.38%     1.52%     1.81%     1.65%     2.79%
Ratio of net investment income to average net assets (d)                           0.27%     1.39%     4.45%     3.95%     2.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        1.62%     1.70%     2.04%     2.00%     3.11%
Ratio of net investment income to average net assets (d)                           0.03%     1.21%     4.22%     3.59%     2.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Institutional Shares

                                 June 27, 2003

                        The AAL Aggressive Growth Fund

                          The AAL International Fund

                          The AAL Capital Growth Fund

                          The AAL Equity Income Fund

                          The AAL Municipal Bond Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

              Management, Organization and Capital Structure B-51

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. Thrivent
Investment Management Inc. ("Thrivent Investment Mgt." or the "investment adviser") uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projection of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well- managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Aggressive Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2001     2002
-------  -------
-31.70%  -31.13%
The Fund's year-to-date return as of March 31, 2003 was -1.10%.

Best Quarter:  Q4 '01    +9.73%
Worst Quarter: Q1 '01   -23.58%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (07/01/00)
Institutional Shares (before taxes)              -31.13%      -33.22%
 (after taxes on distributions)                  -31.13%      -33.22%
 (after taxes on distributions and redemptions)  -19.12%      -24.74%
---------------------------------------------------------------------
S&P 500 Index/1/                                 -22.10%      -17.38%
---------------------------------------------------------------------
Russell 1000 Growth Index/2,3/                   -27.88%      -28.95%
---------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Aggressive Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.80%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.31%
---------------------------------------------------
    Total Annual Fund Operating Expenses      1.11%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

 You would pay the following expenses if you did not redeem your shares:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oechsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment subadviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL International Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on August 1, 1995. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000     2001     2002
------  ------  -------  -------  -------
11.76%  40.55%  -17.59%  -25.88%  -19.19%
The Fund's year-to-date return as of March 31, 2003 was -10.26%.

Best Quarter  Q4 '99   +23.58%
Worst Quarter Q3 '02   -20.79%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -19.19%    -4.96%       -5.58%
 (after taxes on distributions)     -19.25%    -5.59%       -6.20%
 (after taxes on distributions and
 redemptions)                       -11.44%    -3.81%       -4.28%
------------------------------------------------------------------
MSCI EAFE Index/1/                  -15.94%    -2.89%       -2.89%
------------------------------------------------------------------

/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.62%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses                         0.15%
---------------------------------------------
Total Annual Fund Operating Expenses   0.77%
---------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believe there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Capital Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000    2001     2002
------  ------  ------  -------  -------
28.61%  23.02%  -0.73%  -13.61%  -22.44%
The Fund's year-to-date return as of March 31, 2003 was -2.06%.

Best Quarter  Q4 '98   +22.07%
Worst Quarter Q3 '02   -17.62%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -22.44%     1.03%        1.45%
 (after taxes on distributions)     -22.65%     0.42%        0.84%
 (after taxes on distributions and
 redemptions)                       -13.77%     0.83%        1.17%
------------------------------------------------------------------
S&P 500 Index/1/                    -22.10%    -0.59%       -0.23%
------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.54%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.01%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.55%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Equity Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on March 18, 1994. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998   1999   2000    2001    2002
------  -----  -----  ------  -------
13.80%  4.63%  9.96%  -7.71%  -23.72%

The Fund's year-to-date return as of March 31, 2003 was -4.45%.

Best Quarter  Q4 '98   +15.15%
Worst Quarter Q3 '02   -17.37%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -23.72%    -1.62%       -1.48%
 (after taxes on distributions)     -24.20%    -2.72%       -2.58%
 (after taxes on distributions and
 redemptions)                       -14.53%    -1.48%       -1.37%
------------------------------------------------------------------
S&P 500/Barra Value Index/1/        -20.86%    -0.85%       -0.53%
------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.07%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.52%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of its total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold  your  shares  at the end of the  period.  The  after-tax  returns  are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual  after-tax returns  depend on an investor's  tax situation and may differ from those shown, and  after-tax  returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 17, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998    1999    2000   2001   2002
-----  ------  ------  -----  -----
6.24%  -5.32%  12.32%  5.92%  8.81%
The Fund's year-to-date return as of March 31, 2003 was 1.07%.

Best Quarter  Q3 '02   +4.60%
Worst Quarter Q2 '99   -2.39%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (12/29/97)
Institutional Shares (before taxes)  8.81%     5.42%        5.41%
 (after taxes on distributions)      8.78%     5.28%        5.27%
 (after taxes on distributions and
 redemptions)                        7.33%     5.26%        5.25%
-----------------------------------------------------------------
Lehman Municipal Bond Index/1/       9.60%     6.06%        6.06%
-----------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.48%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.

An investment in the AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Money Market Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998   1999   2000   2001   2002
-----  -----  -----  -----  -----
5.17%  4.96%  6.16%  3.85%  1.37%
The Fund's year-to-date return as of March 31, 2003 was 0.21%.

Best Quarter  Q3 '00   +1.59%
Worst Quarter Q4 '02   +0.30%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund was 1.01%.

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2002)

                                          Since
                                        Inception
                     1 Year   5 Years   (12/29/97)
Institutional Shares  1.37%     4.29%        4.28%
--------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.50%
---------------------------------------------------
    Distribution and Service(12b-1) Fees       None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.53%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds of The AAL Mutual Funds (the "Trust"). Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets. Thrivent Investment
Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund. For The AAL
International Fund, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the
Board of Trustees of the Trust, one or more subadvisers to manage the investments of The AAL International Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Fund. Thrivent Investment Mgt.
has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Trust have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment
Mgt. and the Trust, with the approval of the Trust's Board of Trustees, to retain a subadviser for the Funds, or subsequently change the subadviser, without submitting the investment subadvisory agreement or material amendments to the agreement to a vote of the shareholders of the Funds. Thrivent Investment
Mgt. will notify shareholders in the event that it adds a subadviser or changes the identity of the subadviser of a Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30, 2003, Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                            ADVISORY FEE
The AAL Aggressive Growth Fund.................    0.80%
The AAL International Fund.....................    0.62%
The AAL Capital Growth Fund....................    0.54%
The AAL Equity Income Fund.....................    0.45%
The AAL Municipal Bond Fund....................    0.45%
The AAL Money Market Fund......................    0.50%

* The Funds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees,
  Thrivent Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The
  AAL Money Market Fund. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Equity Income Fund
The AAL Equity Fund is managed by a team of investment professionals from
Thrivent Investment Mgt.

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Money Market Fund
William D. Stouten has served as the portfolio manager of The AAL Money Market
Fund since October 10, 2003.  Mr. Stouten has been with Thrivent Investment Mgt.
since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent
Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

Personal Securities Investments
Personnel of Thrivent Investment Mgt. and Oechsle may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks
"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &
Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of
Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO  64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Institutional Class Shares
The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any
Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund, asset allocation, wrap account and private account programs offered by
Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free
1-800-847-4836, or downloading it from www.thrivent.com.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may  combine  your  purchases  of Class A, Class B and  Institutional  Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained,  there are no subsequent
minimum  investment  requirements.   Please  note  that  the  following  minimum
investment  requirements do not apply to shares purchased by participants in the mutual fund asset allocation, wrap account and private account programs.

                                   INITIAL PURCHASE INITIAL PURCHASE
                                     (AGGREGATE)       (PER FUND)
            --------------------------------------------------------
            Institutions               $500,000         $50,000
            --------------------------------------------------------
            Lutheran Congregations     $250,000         $25,000
            --------------------------------------------------------

The mutual fund asset allocation, wrap account and private account programs are fee in lieu of commission and fee-based investment advisory services offered by
Thrivent Investment Mgt. to persons who make certain initial investments from
$25,000 and up.  Qualifying participants in these programs may purchase shares of any Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange
("NYSE") is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail
o By wire transfer

Initial Purchases by Mail
To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal
Reserve System.

Step 1: Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, MA  02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services as Agent for the benefit of The AAL
        Mutual Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Automatic Investment Plan

Additional Purchases By Mail

To make  additional  purchases by mail,  make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check.  If you have more than one account,  always  verify that you are investing in the proper  account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA  02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services as Agent for the benefit of The AAL Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan. Under this plan, the
Funds will draft an investor's bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you. Share certificates will not be issued. Thrivent Investment Mgt. will generally mail written confirmation of your purchases, except for additional purchases in The
AAL Money Market Fund, within five business days following the date of your purchase. Thrivent Investment Mgt. will mail confirmation of additional purchases in The AAL Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Interaction
Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the
      Medallion Signature Guarantee Program. A Medallion Signature Guarantee
      may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for
Your means of purchase to clear.

Redemptions by Telephone
The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
o There has been no change of address in the preceding 30 days.
o The request is for $100,000 or less. However, requests to redeem more than
  $100,000 will be accepted if the account contains pre-established wire instructions.
o Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

The AAL Money Market Fund Checks

You can write checks on The AAL Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your AAL
Mutual Funds application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o The transfer agent may impose reasonable fees for each check that is returned.
o We do not return your canceled checks, although the transfer agent will send a copy of your check to you at your request.
o Unless you purchased shares by wire, you must wait 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Institutional
Class shares of your Funds for Institutional Class shares of The Lutheran
Brotherhood Family of Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the
Funds or Institutional Class shares of The Lutheran Brotherhood Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

o By mail
o By telephone
o By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL Municipal Bond Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Aggressive Growth Fund
                          The AAL International Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by a Fund are generally taxable as capital gains -- in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Aggressive Growth Fund and The AAL
International Fund will consist primarily of capital gains and that distributions from The AAL Capital Growth Fund, The AAL Equity Income Fund,
The AAL Municipal Bond Fund and The AAL Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities and Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page B-39. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability. During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund had a portfolio turnover ratio of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds'
financial performance for the past five years or, if shorter, the period of the
Funds' operations. Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the accounting firm of PricewaterhouseCoopers LLP whose report, along with the
Fund's financial statements, are included in the annual report, which is available upon request.

       The AAL Aggressive Growth Fund     Institutional Class Shares
       ------------------------------------------------------------------
                                        Year       Year
       For a share outstanding          Ended      Ended    Period Ended
       throughout each period (a)     4/30/2003  4/30/2002  4/30/2001 (e)
       ------------------------------------------------------------------
       Net asset value, beginning of
       period                          $  4.62    $  6.77      $ 10.00

       Income From Investment
       Operations:
       Net investment income/(loss)       0.02      (0.01)        0.03
       Net realized and unrealized
        loss on investments (b)          (0.76)     (2.14)       (3.26)
       Total from investment
       operations                        (0.74)     (2.15)       (3.23)
       Net asset value, end of period  $  3.88    $  4.62      $  6.77
       Total return (c)                 (16.02)%   (31.76)%     (32.30)%
       Net assets, end of period (in
        millions)                      $   2.8    $   6.7      $   8.2
       Ratio of expenses to average
        net assets (d)                    1.10%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.18)%    (0.28)%       0.60%
       Portfolio turnover rate           204%        94%          70%
       If the adviser had not
        reimbursed expenses and the
        Fund had not received
        credits for fees paid
        indirectly or credits for
        directed brokerage
        transactions the ratios
        would have been:
       Ratio of expenses to average
        net assets (d)                    1.11%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.19)%    (0.28)%       0.60%

The AAL International Fund                                                                    Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.68    $ 10.63    $ 14.15    $11.37

Income From Investment Operations:
Net investment income/(loss)                                                         0.08       0.03       0.26      0.08
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.80)     (3.20)     2.73
Total from investment operations                                                    (1.81)     (1.77)     (2.94)     2.81

Less Distributions from:
Net investment income                                                               (0.14)     (0.18)     (0.31)    (0.03)
Net realized gain on investments                                                        -          -      (0.27)        -
Total Distributions                                                                 (0.14)     (0.18)     (0.58)    (0.03)
Net asset value, end of period                                                    $  6.73    $  8.68    $ 10.63    $14.15
Total return (c)                                                                   (21.45)%   (16.61)%   (21.12)%   24.69%
Net assets, end of period (in millions)                                           $   2.8    $   3.0    $   3.3    $  2.8
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.73%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.61%
Portfolio turnover rate                                                              52%        63%        38%       44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.79%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.55%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.17

Income From Investment Operations:
Net investment income/(loss)                                                        0.15
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.80

Less Distributions from:
Net investment income                                                              (0.51)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.37
Total return (c)                                                                    7.49%
Net assets, end of period (in millions)                                           $  1.9
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Capital Growth Fund                                                                   Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 29.90    $ 34.88    $ 38.72    $35.89

Income From Investment Operations:
Net investment income/(loss)                                                         0.21       0.18       0.33      0.27
Net realized and unrealized gain/(loss) on investments (b)                          (4.47)     (4.88)     (1.73)     3.20
Total from investment operations                                                    (4.26)     (4.70)     (1.40)     3.47

Less Distributions from:
Net investment income                                                               (0.18)     (0.20)     (0.30)    (0.21)
Net realized gain on investments                                                        -      (0.08)     (2.14)    (0.43)
Total Distributions                                                                 (0.18)     (0.28)     (2.44)    (0.64)
Net asset value, end of period                                                    $ 25.46    $ 29.90    $ 34.88    $38.72
Total return (c)                                                                   (14.24)%   (13.53)%    (3.82)%    9.70%
Net assets, end of period (in millions)                                           $  68.2    $  65.9    $  91.8    $ 82.8
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.52%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.73%
Portfolio turnover rate                                                              5%         3%         13%       8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.54%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.72%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.67

Income From Investment Operations:
Net investment income/(loss)                                                        0.21
Net realized and unrealized gain/(loss) on investments (b)                          6.67
Total from investment operations                                                    6.88

Less Distributions from:
Net investment income                                                              (0.20)
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.66)
Net asset value, end of period                                                    $35.89
Total return (c)                                                                   23.55%
Net assets, end of period (in millions)                                           $ 46.9
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%
Portfolio turnover rate                                                             9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                              Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Year         Year        Year
                                                                           Ended      Ended      Ended        Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002  4/30/2001    4/30/2000   4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 12.92    $ 14.59    $ 14.43      $14.70      $14.32

Income From Investment Operations:
Net investment income/(loss)                                                 0.18       0.21       0.27        0.31        0.21
Net realized and unrealized gain/(loss) on investments (b)                  (2.73)     (1.64)      0.93       (0.35)       1.19
Total from investment operations                                            (2.55)     (1.43)      1.20       (0.04)       1.40

Less Distributions from:
Net investment income                                                       (0.15)     (0.19)     (0.27)      (0.23)      (0.23)
Net realized gain on investments                                                -      (0.05)     (0.77)          -       (0.79)
Return of capital                                                           (0.02)         -          -           -           -
Total Distributions                                                         (0.17)     (0.24)     (1.04)      (0.23)      (1.02)
Net asset value, end of period                                            $ 10.20    $ 12.92    $ 14.59      $14.43      $14.70
Total return (c)                                                           (19.70)%    (9.83)%     8.64%      (0.29)%     10.62%
Net assets, end of period (in millions)                                   $   9.8    $   9.1    $   9.5      $  6.2      $ 13.2
Ratio of expenses to average net assets (d)                                  0.51%      0.50%      0.51%       0.46%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.59%      1.61%      1.94%       1.71%       1.65%
Portfolio turnover rate                                                      63%        34%        26%         27%         13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  0.52%      0.51%      0.51%       0.52%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.58%      1.60%      1.94%       1.65%       1.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                         Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $11.20    $10.95    $10.45    $11.47    $11.40

Income From Investment Operations:
Net investment income                                                       0.54      0.57      0.58      0.57      0.55
Net realized and unrealized gain/(loss) on investments (b)                  0.32      0.25      0.50     (1.01)     0.25
Total from investment operations                                            0.86      0.82      1.08     (0.44)     0.80

Less Distributions from:
Net investment income                                                      (0.54)    (0.57)    (0.58)    (0.57)    (0.55)
Net realized gain on investments                                               -         -         -     (0.01)    (0.18)
Total Distributions                                                        (0.54)    (0.57)    (0.58)    (0.58)    (0.73)
Net asset value, end of period                                            $11.52    $11.20    $10.95    $10.45    $11.47
Total return (c)                                                            7.81%     7.61%    10.56%    (3.78)%    7.09%
Net assets, end of period (in millions)                                   $  3.4    $  5.3    $  2.5    $  0.5    $  0.6
Ratio of expenses to average net assets (d)                                 0.48%     0.46%     0.42%     0.47%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.08%     5.37%     5.32%     4.78%
Portfolio turnover rate                                                     18%       65%      110%       210%      95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.48%     0.51%     0.50%     0.52%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.03%     5.29%     5.27%     4.78%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Money Market Fund                                                             Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year        Year        Year
                                                                           Ended     Ended     Ended       Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001   4/30/2000   4/30/1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00

Income From Investment Operations:
Net investment income                                                       0.01      0.03      0.06        0.05        0.05

Less Distributions from:
Net investment income                                                      (0.01)    (0.03)    (0.06)      (0.05)      (0.05)
Net asset value, end of period                                            $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00
Total return (e)                                                            1.17%     2.54%     6.07%       5.36%       4.99%
Net assets, end of period (in millions)                                   $ 91.4    $117.8    $ 25.3      $ 12.8      $ 17.9
Ratio of expenses to average net assets (c)                                 0.48%     0.46%     0.43%       0.31%       0.49%
Ratio of net investment income to average net assets (c)                    1.18%     2.45%     5.86%       5.18%       4.76%
Portfolio turnover rate                                                     N/A       N/A       N/A         N/A         N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.53%     0.54%     0.56%       0.57%       0.72%
Ratio of net investment income to average net assets (d)                    1.13%     2.37%     5.73%       4.92%       4.53%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
        The AAL Mutual Funds
        P.O. Box 219347
        Kansas City, MO  64121-9347

By Mail (Additional Investments):
        The AAL Mutual Funds
        P.O. Box 219334
        Kansas City, MO  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        The AAL Mutual Funds
        P.O. Box 219348
        Kansas City, MO  64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

APPENDIX C
                                                         THE AAL MUTUAL FUNDS
                                                              PROSPECTUS

                                                  As Supplemented February 12, 2004

                                                         Class A and B Shares

                                                           February 1, 2004

                                                     Thrivent Mid Cap Growth Fund

                                                       Thrivent High Yield Fund

                                                         Thrivent Income Fund

                                                 Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                                   Page

Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
         Investment Adviser
         Advisory Fees
         Portfolio Management
         Personal Securities Investments

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         Choosing a Class of Shares
         Class A Shares
         Class B Shares
         Buying Shares
         Redeeming Shares
         Exchanging Shares Between Funds
         Accounts with Low Balances

DISTRIBUTIONS
         Dividends
         Capital Gains
         Distribution Options

TAXES
         General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid
cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).   Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS

Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on          5.50%                                         None
Purchases (as a percentage of offering price)
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a      1.00%/2/                                      5.00%
percentage of net asset value at time of
purchase or redemption, whichever is lower)
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.44%                                         0.44%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.72%                                         1.60%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            1.41%                                         3.04%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $690                       $992
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $784                       $1,196
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $690                       $992
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $284                       $896
----------------------------- -------------------------- ---------------------------

THRIVENT HIGH YIELD FUND

INVESTMENT OBJECTIVE

Thrivent High Yield Fund seeks a high current income and, secondarily, growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly know as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment
Mgt., the Portfolio's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should
Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently,  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk. The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High Yield Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.5%                                          None

----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.39%                                         0.39%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.27%                                         0.36%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.91%                                         1.75%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $541                       $736
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $684                       $879
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $541                       $736
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $184                       $579
----------------------------- -------------------------- ---------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE

Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa"
major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as
sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis generally
involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.50%                                         None
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)
                                                CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.34%                                         0.34%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.20%                                         0.32%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.79%                                         1.66%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $629                       $798
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $675                       $851
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $629                       $798
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $175                       $551
----------------------------- -------------------------- ---------------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the
Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer  Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited Maturity Bond Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   None                                          None
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     None                                          None1
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.30%                                         0.30%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         0.25%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses /2/                              0.39%                                         0.22%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.94%                                         0.77%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ Class B shares of the Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.
Class B shareholders of the Thrivent Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances."  The Fund also may charge a fee of up to $30 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/ Because Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $544                       $747
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $81                        $554
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $544                       $747
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $81                        $254
----------------------------- -------------------------- ---------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, for each of the Funds.  Thrivent Investment Mgt. and its affiliates managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investment.  Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the
Funds.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.  Thrivent
Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund.

---------------------------------------------------------------------------------------------------------------------------------
Average Daily Net Assets in Millions of Dollars
---------------------------------------------------------------------------------------------------------------------------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Fund               $0 to         $100 to       $200 to       $250 to       $500 to       $1,000 to    $2,500 to     Over
                   $100          $200          $250          $500          $1,000        $2,500       $5,000        $5,000
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Mid Cap
Growth Fund        0.45%         0.40%         0.40%         0.35%         0.30%         0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent High
Yield Fund         0.40%         0.40%         0.40%         0.40%         0.35%         0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent Income
Fund               0.35%         0.35%         0.35%         0.35%         0.325%        0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Limited Maturity
Bond Fund          0.30%         0.30%         0.30%         0.30%         0.275%        0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Torkelson will serve as the Portfolio co-managers of Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr. Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment
Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset
Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA  will serve as Portfolio manager of Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville
also serves as a portfolio manager of the following series of affiliated mutual fund groups:   Bond Fund since 2002, Income
Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with
Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
           or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail:
     The AAL Mutual Funds
     P.O. Box 219348
     Kansas City, MO 64121-9348

By Express Mail:
     The AAL Mutual Funds
     210 West 10th Street, 8th Floor
     Kansas City, MO 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The Funds determine the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

Choosing A Class Of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                      Class A shares                                      Class B shares
------------------------------------------------------------------------------------------------------------------------------------

Sales Charges                         Initial sales charge at time of                     Contingent Deferred Sales Charge ("CDSC")
                                      up to 5.5% for equity funds and 4.5%                of 5% to 1%, depending on how
                                      for fixed income funds depending on amount          long you hold your shares before you
                                      of investment                                       redeem them.  There is no CDSC after
                                                                                          five years
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee           None                                                0.75%. Class B shares convert
                                                                                          automatically to Class A shares after
                                                                                          five years
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Shareholder                0.25% each year of average daily net                0.25% each year of average daily net
Servicing Fee                         assets
-----------------------------------------------------------------------------------------------------------------------------------

Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee.  Under its 12b-1 plan, the Funds pay Thrivent Investment Mgt. shareholder servicing fees for Class A and Class B shares and distribution fees for the sale and distribution of Class B shares (other than those of Thrivent Limited Maturity Bond Fund). Those fees are paid out of a
Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Mid Cap Growth Fund.

  WHEN YOU                                      THIS % IS                    WHICH EQUALS THIS
INVEST THIS                                     DEDUCTED FOR                   % OF YOUR
  AMOUNT                                        SALES CHARGES                   INVESTMENT
-----------------                         -------------------------    ------------------------------
Less than $50,000                                   5.5%                         5.82%
$50,000 and above but less than $100,000            4.5%                         4.71%
$100,000 and above but less than $250,000           3.5%                         3.63%
$250,000 and above but less than $500,000           2.5%                         2.56%
$500,000 and above but less than $1,000,000         2.0%                         2.04%
$1,000,000 or more                                  0%*                          0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund and Thrivent Income
Fund.

WHEN YOU                                        THIS % IS                     WHICH EQUALS THIS
INVEST THIS                                     DEDUCTED FOR                    % OF YOUR
  AMOUNT                                        SALES CHARGES                   INVESTMENT
-----------------                         ------------------------     ------------------------------
Less than $50,000                                   4.5%                         4.71%
$50,000 and above but less than $100,000            4.0%                         4.17%
$100,000 and above but less than $250,000           3.5%                         3.63%
$250,000 and above but less than $500,000           2.5%                         2.56%
$500,000 and above but less than $1,000,000         2.0%                         2.04%
$1,000,000 or more                                  0%*                          0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways To Eliminate Or Reduce The Initial Sales Charges

Rights of Accumulation:  You can combine the value of all shares of any class of the Funds (except shares of Thrivent Limited
Maturity Bond Fund)that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent
Limited Maturity Bond Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.  Rights of accumulation  apply to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Automatic Reinvestments:  Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds (except Thrivent Limited Maturity Bond Fund) will not be subject to any initial sales charge.

Thirteen-month Letter of Intent:  If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of
Intent applies to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Reinvestment upon Redemption:  Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any
Fund (except Thrivent Limited Maturity Bond Fund), or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within 90 days after redeeming your Class
A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal:  If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance Company and direct that the money be used to purchase Class A shares of a Fund, the sales charge will be waived.

Amount Invested From Close-out of Small Class B Account:  If you redeem a Class B Account which is below $500 and instruct that the proceeds be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the
Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

Investment Advisory Program:  Class A shares purchased in connection with a fee-based investment advisory program offered by
Thrivent Investment Mgt. will not be subject to any sales charge.

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Section 501(c)(3) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                              This % of net asset value
 When you sell shares in                       at the time of purchase
 this year after you                           (or of sale, if lower) is
     bought them                              deducted from your proceeds
------------------------                   -----------------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other Funds.
The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of Thrivent Limited Maturity Bond Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange Class B shares of any other Fund for Class B shares of Thrivent
Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond
Fund.  The amount of any CDSC will be paid to Thrivent Investment Mgt., the distributor for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.
Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of another Fund.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

*  Increases in the net asset value of Class B shares above the purchase price;

*  Class B shares purchased through reinvestment of dividends and capital gains distributions;

*  Class B shares purchased more than five years prior to redemption;

*  Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);

Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A
Share account in order to meet the required minimum amount for the Fund.

Conversion Of Class B Shares To Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no longer
be subject to the higher expenses borne by Class B shares.   The Fund will not include the period that you held Class B shares of
Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                                                           First             Additional
Regular Account                                                           Purchase           Purchases
----------------------                                                   ------------      -------------

All Funds except Thrivent Limited Maturity Bond Fund                        $1,000                $50
Thrivent Limited Maturity Bond Fund                                         $2,500               $100

IRA or Tax-Deferred Plan
----------------------------------

All Funds except Thrivent Limited Maturity Bond Fund                          $500                 $50
Thrivent Limited Maturity Bond Fund                                           $500                $100

                                                                                    Minimum Monthly
Automatic Investment Plan                                                          Amount Per Account
-----------------------------------                                            --------------------------

All Funds except Thrivent Limited Maturity Bond Fund                                      $50
Thrivent Limited Maturity Bond Fund                                                      $100

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail; or
     * By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

* Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

* Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
           for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

*  By mail;
*  By telephone;
*  By the Internet;
*  By wire transfer; or
*  Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your
Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call our Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
            for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or our Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank
Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified -
which may not be less than $50 per account for all Funds.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange  plan allows investors to select the
transaction date.   All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.
Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank.  The Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases within five business days following the date of your purchase. For information about your shares, please contact the Thrivent Investment Mgt. Interaction Center at (800) THRIVENT
(847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

*  By mail;
*  By phone;
*  By the Internet;
*  By wire transfer; or
*  Through the Systematic Withdrawal Plan.

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

           If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

       You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

     Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

     The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call our
Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less;
      * Shares to be redeemed cannot be in certificate form; and
      * If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $30 may be assessed for redemptions by wire.
      *  If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

           *  You need a minimum of $5,000 in your account to start the plan.
           *  You can select the date(s) on which the money is withdrawn.
           *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
              sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
           *  Money can be sent by check or electronic funds transfer.
           *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
           *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. If you exchange
Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of Thrivent Limited Maturity Bond Fund, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for
Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail;
     *  By telephone; or
     *  By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call our Interaction Center at (800) THRIVENT
(847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800) THRIVENT (847-4836).
Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our
Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Because of  the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum, including when the reduction in the value of shares results from a downturn in the markets. The required minimum amount for Class A and B share accounts is
$1,000 for all Funds except Thrivent Limited Maturity Bond Fund. The required minimum amount for Class A and B share accounts of
Thrivent Limited Maturity Bond Fund is $2,500.  Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

     - declared daily and paid monthly       Thrivent High Yield Fund
                                             Thrivent Income Fund
                                             Thrivent Limited Maturity Bond Fund

     - declared and paid annually            Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

CAPITAL GAINS

Capital gains distributions, if any, are distributed at least annually.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains-
in most cases, at different rates from those that apply to ordinary income.  We expect that distributions from Thrivent Mid Cap
Growth  Fund will consist primarily of capital gains and that distributions from Thrivent High Yield Fund, Thrivent Income Fund, and
Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for
Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Nonprincipal Investment Practices
The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities:  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Funds may invest in mortgage-backed and asset-backed securities.
Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Funds may have some international exposure (including emerging markets) in their investments.
Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities:  Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a
Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the
Fund) may have a subjective element.

Securities lending:  Each of the Funds may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives:  Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation
(investing for potential income or capital gain i.e., futures on the S&P 500, futures on U.S. Treasury Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or
Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  Each of the Funds may invest in government bonds and municipal bonds.  As a result, the
Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading:  The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the
Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the
Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the
Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund  may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

THE AAL MUTUAL FUNDS

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information
about the Funds.   You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                                         THE AAL MUTUAL FUNDS
                                                              PROSPECTUS

                                                         Institutional Shares

                                                  As Supplemented February 12, 2004

                                                           February 1, 2003

                                                     Thrivent Mid Cap Growth Fund

                                                       Thrivent High Yield Fund

                                                         Thrivent Income Fund

                                                 Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                                      Page

Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

     Investment Adviser
     Advisory Fees
     Portfolio Management
     Personal Securities Investments

SHAREHOLDER INFORMATION

     Pricing Funds' Shares
     Institutional Class Shares
     Buying Shares
     Redeeming Shares
     Exchanging Shares Between Funds
     Accounts with Low Balances

DISTRIBUTIONS
     Dividends
     Capital Gains
     Distribution Options

TAXES
     General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).  Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS

Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.  In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, few financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mid Cap Growth Fund.

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------
------------------------------------------------------ --------------------------------------
Maximum Sales Charge (Load)                            None
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Maximum Deferred Sales Charge (Load)                   None
------------------------------------------------------ --------------------------------------

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------
------------------------------------------------------ --------------------------------------
Management Fees                                        0.44%
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Distribution (12b-1) Fees                              None
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Other Expenses/1/                                      0.12%
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Total Annual Fund Operating Expenses                   0.56%
------------------------------------------------------ --------------------------------------

/1/ Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  The example does not represent the Fund's actual expenses and returns, either past or future.  You should use the expense example for comparison purposes only.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $185
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $185
----------------------------- --------------------------

Thrivent High Yield Fund
INVESTMENT OBJECTIVE

Thrivent High Yield Fund seeks a high current income and, secondarily, growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment
Mgt., the Portfolio's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should
Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently, the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the
investment adviser's skill in assessing the potential of the securities in which the Fund invests.    Thrivent Investment Mgt. and
each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent High Yield Fund.

---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Maximum Sales Charge (Load)                               None
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Maximum Deferred Sales Charge (Load)                      None
--------------------------------------------------------- -----------------------------------------------

--------------------------------------------------------- -----------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Management Fees                                           0.39%
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Other Expenses/1/                                         0.10%
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Total Annual Fund Operating Expenses                      0.49%
--------------------------------------------------------- -----------------------------------------------

/1/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$51                           $161
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$51                           $161
----------------------------- --------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE

Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.
Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as
sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis generally
involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Income Fund.

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------------------
Maximum Sales Charge (Load)                                None
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Maximum Deferred Sales Charge (Load)                       None
---------------------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------------------
Management Fees                                            0.34%
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Distribution (12b-1) Fees                                  None
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Other/1/                                                   0.07%
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Total Annual Fund Operating Expenses                       0.41%
---------------------------------------------------------- ---------------------------------

/1/ Because the Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$43                           $134
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$43                           $134
----------------------------- --------------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
The Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the
Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Limited Maturity Bond Fund.

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------
-------------------------------------------------------- -----------------------------------
Maximum Sales Charge (Load)                              None
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Maximum Deferred Sales Charge (Load)                     None
-------------------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
-------------------------------------------------------- -----------------------------------
Management Fees                                          0.30%
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Distribution (12b-1) Fees                                None
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Other Expenses/1/                                        0.14%
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Total Annual Fund Operating Expenses                     0.44%
-------------------------------------------------------- -----------------------------------

/1/ Because the Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual
expenses and returns, either past or future.   Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$46                           $146
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$46                           $146
----------------------------- --------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.  Thrivent
Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund

---------------------------------------------------------------------------------------------------------------------------------
Average Daily Net Assets in Millions of Dollars
---------------------------------------------------------------------------------------------------------------------------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Fund               $0 to         $100 to       $200 to       $250 to       $500 to       $1,000 to    $2,500 to     Over
                   $100          $200          $250          $500          $1,000        $2,500       $5,000        $5,000
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Mid Cap
Growth Fund        0.45%         0.40%         0.40%         0.35%         0.30%         0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent High
Yield Fund         0.40%         0.40%         0.40%         0.40%         0.35%         0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent Income
Fund               0.35%         0.35%         0.35%         0.35%         0.325%        0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Limited Maturity
Bond Fund          0.30%         0.30%         0.30%         0.30%         0.275%        0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Torkelson will serve as the Portfolio co-managers of the Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr. Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of the Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment
Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset
Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of the Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA will serve as Portfolio manager of the Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Bond Fund since 2002, Income Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt.,  may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City MO 64105

PRICING FUNDS' SHARES

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

INSTITUTIONAL CLASS SHARES

The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and
Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Thrivent Investment Mgt.
Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from www.thrivent.com.

BUYING SHARES

Opening An Account

You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased through the
Allocation Advantage mutual fund asset allocation program described below.

------------------------------------------- ------------------------------ ------------------------------
                                                  Initial Purchase               Initial Purchase
                                                    (Aggregate)                     (Per Fund)
Institutions                                          $500,000                        $50,000
Lutheran Congregations                                $250,000                        $25,000
------------------------------------------- ------------------------------ ------------------------------

The Allocation Advantage mutual fund asset allocation program is a fee-based investment advisory service offered by Thrivent
Investment Mgt. to persons who make an initial investment of $100,000.  Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and
$1,000 for an IRA account.  Once the purchase minimums have been met, systematic investments of shares of mutual funds have a minimum purchase requirement of $100.

Thrivent Investment Mgt. will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months.  However, if the redemption of shares is made through the Systematic Withdrawal Plan, Thrivent Investment Mgt. will charge the participant a fee of $5.00 for each such redemption.  In addition, Thrivent Investment Mgt. will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

Initial Purchases by Mail

           To buy shares of the Funds by mail:

           *   Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

           *   Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual
               Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

           Step 1:   Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028

           Credit:
           Thrivent Financial Investor Services as agent
           For the benefit of The AAL Mutual Family of Funds
           Account #4195-538-6

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your
Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer
You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
                State Street Corp.
                225 Franklin Street
                Boston, MA 02101
                ABA #011000028

           Credit:
               Thrivent Financial Investor Services as agent
               For the benefit of The AAL Mutual Funds
               Account #4195-538-6

           Further Credit:
               [Name of the Fund]
               [Shareholder Account Number]
               [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan.
Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.
The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.
To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.
Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on an U.S. bank.  The Funds do not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you.  Share certificates will not be issued.  Thrivent Investment Mgt.
will generally mail written confirmation of your purchases within five business days following the date of your purchase.   Thrivent
Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

REDEEMING SHARES

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.
When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

           You may redeem shares in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

             You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

         Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

         The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the
Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

           * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
           * There has been no change of address in the preceding 30 days.
           * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.
           * Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

        *  A fee of up to $30 may be assessed for redemptions by wire.
        *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

       *  You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
       *  You can select the date(s) on which the money is withdrawn.
       *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
          sign the appropriate form, which is available from the Interaction Center.
       *  Money can be sent by check or electronic funds transfer.
       *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

EXCHANGING SHARES BETWEEN FUNDS

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.  In addition, you may exchange Institutional Class shares of your Funds for Institutional Class shares of any of the Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional
Class shares of any of the Funds or Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
               *  By mail
               *  By telephone
               *  By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
           *  Name(s) of the account owner(s);
           *  Your Fund(s) and account number(s);
           *  Dollar or share amount you wish to exchange;
           *  The name of the Fund(s) and account number(s) you are exchanging into; and
           *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT
(847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800) THRIVENT (847-4836).
Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the
Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of
Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.
Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

      - declared daily and paid monthly             Thrivent High Yield Fund
                                                    Thrivent Income Fund
                                                    Thrivent Limited Maturity Bond Fund

     - declared and paid annually                   Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a
Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December.

DISTRIBUTION OPTIONS
When completing your application, you must select one of the following options for dividends and capital gains distributions:

o     Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

o     Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds .

o     All Cash.  Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

GENERAL

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that distributions from the Thrivent Mid Cap
Growth will consist primarily of capital gains and that distributions from the Thrivent High Yield Fund, the Thrivent Income Fund, and the Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Nonprincipal Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase Agreements
Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-Issued Securities
Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-Backed and Asset-Backed Securities
Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons
Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the
Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.
Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign Securities

Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure
Each of the Funds may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the
U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and Illiquid Securities
Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities Lending

Each of the Funds except  may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives
Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain i.e. futures on the S&P 500, futures on U.S. Treasury Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds

Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.
To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o          The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o          Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds And Municipal Bonds
Each of the Funds may also invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds
The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-Term Trading

The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial Public Offering
Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities Ratings
When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing
In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the
Fund's performance and it may not achieve its investment objective.

[Back cover page]

The AAL Mutual Funds

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. you may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

APPENDIX D

                                          Form of Sub-advisory Agreement

                                         INVESTMENT SUB-ADVISORY AGREEMENT

                                                   By and Among

                                         Thrivent Financial for Lutherans
                                                        and
                                               The AAL Mutual Funds
                                                        and
                                                   [Sub-adviser]

INVESTMENT  SUBADVISORY  AGREEMENT,  made as of the ___ day of ________,  200_, (the "Effective Date") by and among
Thrivent  Investment  Management  Inc.,  a  corporation  organized  and  existing  under  the laws of the  State of
Massachusetts  ("Adviser"),  The AAL Mutual Funds.,  a business trust  organized and existing under the laws of the
State of Minnesota ("Trust"),  and  __________________________,  a ______________  organized and existing under the laws of the State of ____________ ("Sub-adviser").
WHEREAS,  Adviser has entered into an Investment  Advisory  Agreement  dated as of the ____ day of _________,  200_
("Advisory  Agreement") with the Trust,  which is engaged in business as an open-end  investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"); and

WHEREAS,  the Trust is authorized to issue shares of the _________ Fund ("Fund"),  a separate  series of the Trust;
and

WHEREAS,  Sub-adviser  is engaged  principally  in the  business of  rendering  investment  supervisory  management services  and is  registered  as an  investment  adviser  under the  Investment  Advisers  Act of 1940,  as amended
("Advisers Act"); and

WHEREAS,  the Trust and Adviser desire to retain Sub-adviser as sub-adviser to furnish certain investment  advisory services to Adviser and the Fund and Sub-adviser is willing to furnish such services;

NOW,  THEREFORE,  in  consideration  of the premises and mutual promises herein set forth, the parties hereto agree as follows:

I.       Appointment.  (A) Adviser hereby appoints  Sub-adviser as its investment  Sub-adviser  with respect to the
         Fund for the period  and on the terms set forth in this  Agreement,  and (B)  Sub-adviser  hereby  accepts such  appointment  and  agrees to render  the  services  herein set  forth,  for the  compensation  herein provided.

II       Additional  Series.  In the event that the Trust  establishes  one or more series of shares other than the
         Fund with respect to which Adviser desires to retain  Sub-adviser to render  investment  advisory services hereunder,  Adviser  shall so notify  Sub-adviser  in writing,  indicating  the advisory fee to be payable with respect to the  additional  series of shares.  If  Sub-adviser  is willing to render such services on the terms provided for herein,  it shall so notify Adviser in writing,  whereupon such series shall become a Fund hereunder.

III.     Duties of Sub-adviser.

         A.       Sub-adviser is hereby  authorized and directed and hereby agrees to (i) furnish  continuously  an investment  program for the Fund, and (ii) determine from time to time what investments  shall be purchased,  sold  or  exchanged  and  what  portion  of the  assets  of the  Fund  shall  be held
                  uninvested.   Sub-adviser   shall  perform  these  duties  subject  always  to  (1)  the  overall supervision  of Adviser and the Board of  Directors of the Trust (the  "Board"),  (2) the Trust's
                  Articles  and  By-laws  (as  defined  below),  as  amended  from  time to  time,  (3) the  stated
                  investment  objectives,  policies and  restrictions  of the Fund as set forth in the Trust's then current  Registration  Statement (as defined  below),  (4) any additional  policies or guidelines established  by  Adviser  or Board  that have been  furnished  in  writing  to  Sub-adviser,  (5)
                  applicable  provisions of law, including,  without limitation,  all applicable  provisions of the
                  1940 Act and the  rules  and  regulations  thereunder,  and (6) the  provisions  of the  Internal
                  Revenue Code of 1986,  as amended (the "Code")  applicable to  "regulated  investment  companies"
                  (as  defined  in Section  851 of the Code),  as amended  from time to time.  In  accordance  with
                  Section  VII,  Sub-Adviser  shall  arrange for the  execution  of all orders for the purchase and sale of  securities  and  other  investments  for the  Fund's  account  and  will  exercise  full discretion  and act for the Trust in the same  manner  and with the same  force and effect as the
                  Trust might or could do with respect to such  purchases,  sales, or other  transactions,  as well as with respect to all other things  necessary or  incidental  to the  furtherance  or conduct of such purchases,  sales, or other transactions,  including without limitation,  management of cash balances in the Fund.

         B.       Sub-adviser  shall have no  responsibility  with respect to  maintaining  custody of Fund assets.
                  Sub-adviser  shall  affirm  security  transactions  with  central  depositories  and  advise  the custodian  of the Fund  ("Custodian")  or such  depositories  or agents as may be  designated  by
                  Custodian  and Adviser  promptly of each  purchase and sale of a Fund  security,  specifying  the name of the issuer,  the  description  and amount or number of shares of the security  purchased, the market price,  the commission and gross or net price,  the trade date and settlement date and the  identity of the  effecting  broker or dealer.  Sub-adviser  shall from time to time  provide
                  Custodian  and Adviser with  evidence of authority of its  personnel  who are  authorized to give instructions to Custodian.

         C.       Unless Adviser  advises  Sub-adviser in writing that the right to vote proxies has been expressly reserved to Adviser or the Trust or  otherwise  delegated  to another  party,  Sub-adviser  shall exercise  voting rights  incident to any securities  held in the Fund without  consultation  with
                  Adviser or Trust,  provided that Sub-adviser will follow any written  instructions  received from
                  Adviser or Trust with  respect  to voting as to  particular  issues.  Sub-adviser  shall  further respond to all corporate  action matters  incident to the securities  held in the Fund including,
                  without   limitation,   proofs  of  claim  in  bankruptcy   and  class  action  cases  and  shelf
                  registrations.

         D.       Upon request of Custodian and/or Trust,  Sub-adviser shall provide  assistance in connection with the  determination  of the fair value of securities in the Fund for which market  quotations  are not readily available.

         E.       In  the  performance  of  its  duties  hereunder,  Sub-adviser  is and  shall  be an  independent contractor  and except as  expressly  provided  for herein or  otherwise  expressly  provided  or authorized  shall have no authority  to act for or represent  the Fund or the Trust in any way or otherwise be deemed to be an agent of the Fund, the Trust or of Adviser.

IV.      Compensation.  For the  services  provided  pursuant  to this  Agreement,  Sub-adviser  shall  receive  an investment  management  fee as set  forth in  Schedule  1,  attached  hereto  and  incorporated  herein by reference.  The  management  fee shall be payable  monthly in arrears to Sub-adviser on or before the 10th day of the next succeeding  calendar month. If this Agreement  becomes  effective or terminates before the end of any month,  the  investment  management  fee for the period from the  effective  date to the end of such month or from the  beginning of such month to the date of  termination,  as the case may be, shall be prorated  according  to  the  proration  which  such  period  bears  to  the  full  month  in  which  such effectiveness or termination occurs.

V.       Expenses.  During the term of this  Agreement,  Sub-adviser  will bear all expenses  incurred by it in the performance  of its  duties  hereunder,  other  than  those  expenses  specifically  assumed  by the Trust hereunder.  The Trust shall assume and shall pay all brokers' and underwriting  commissions  chargeable to the Trust in connection with the securities transactions to which the Fund is a party.

VI.      Duties of Adviser.  Adviser has furnished  Sub-adviser with copies of each of the following  documents and will  furnish to  Sub-adviser  at its  principal  office all future  amendments  and  supplements  to such documents, if any, as soon as practicable after such documents become available:

                  (1)      The Articles of  Incorporation  of the Trust,  as filed with the State of Minnesota,  as in effect on the date hereof and as amended from time to time ("Articles");

                  (2)      The  by-laws of the Trust as in effect on the date  hereof  and as amended  from time to time ("By-Laws");

                  (3)      Certified   resolutions  of  the  Board  authorizing  the  appointment  of  Adviser  and
                           Sub-adviser and approving the form of the Advisory Agreement and this Agreement;

                  (4)      The Trust's  Registration  Statement  under the 1940 Act and the Securities Act of 1933, as amended  (the "1933 Act") on Form N-1A,  as filed with the  Securities  and  Exchange
                           Commission  ("SEC")  relating  to the Fund and its  shares  and all  amendments  thereto
                           ("Registration Statement");

                  (5)      The  Notification  of Registration of the Trust under the 1940 Act on Form N-8A as filed with the SEC and any amendments thereto;

                  (6)      The Fund's most recent prospectus (the "Prospectus"); and

                  (7)      Copies of reports made by the Trust to its shareholders.

                  Adviser shall furnish  Sub-adviser  with any further  documents,  materials or  information  that
                  Sub-adviser  may  reasonably  request  to  enable  it to  perform  its  duties  pursuant  to this
                  Agreement.

VII.     Fund Transactions.

         A.       Sub-adviser  agrees that, in executing Fund  transactions  and selecting  brokers or dealers,  if any,  it shall  use its best  efforts  to seek on  behalf  of the  Fund  the best  overall  terms available.  In assessing  the best  overall  terms  available  for any  transaction,  Sub-adviser shall  consider  all factors it deems  relevant,  including  the breadth of the market in and the price of the  security,  the  financial  condition  and  execution  capability  of the  broker or dealer,  and  the  reasonableness  of the  commission,  if  any,  with  respect  to the  specific transaction  and on a continuing  basis. In evaluating the best overall terms  available,  and in selecting  the broker or dealer,  if any, to execute a particular  transaction,  Sub-adviser  may also consider the  brokerage  and research  services (as those terms are defined in Section 28(e)
                  of the  Securities  Exchange Act of 1934, as amended ("1934 Act"))  provided to Sub-adviser  with
                  respect  to  the  Fund  and/or  other  accounts  over  which  Sub-adviser   exercises  investment
                  discretion.  Sub-adviser  may, in its discretion,  agree to pay a broker or dealer that furnishes such  brokerage  or  research  services  a higher  commission  than that  which  might  have been charged by another broker-dealer for effecting the same transactions,  if Sub-adviser  determines in good faith that such  commission  is  reasonable  in relation to the  brokerage  and  research services  provided  by  the  broker  or  dealer,  viewed  in  terms  of  either  that  particular transaction or the overall  responsibilities  of  Sub-adviser  with respect to the accounts as to which it exercises  investment  discretion (as such term is defined under Section 3(a)(35) of the
                  1934 Act).  Sub-adviser  shall,  upon request  from  Adviser,  provide such  periodic and special reports  describing  any such  brokerage  and  research  services  received  and the  incremental commissions, net price or other consideration to which they relate.

         B.       In no instance will Fund securities be purchased from or sold to  Sub-adviser,  or any affiliated person  thereof,  except  in  accordance  with the  federal  securities  laws and the  rules  and regulations thereunder.

         C.       Sub-adviser  may buy securities  for the Fund at the same time it is selling such  securities for another  client  account  and may sell  securities  for the Fund at the  time it is  buying  such securities  for  another  client  account.  In  such  cases,  subject  to  applicable  legal  and regulatory  requirements,  and in  compliance  with  such  procedures  of the  Trust as may be in effect from time to time,  Sub-adviser  may effectuate  cross  transactions  between the Fund and such other account if it deems this to be advantageous.

         D.       On  occasions  when  Sub-adviser  deems  the  purchase  or sale of a  security  to be in the best interest  of the  Trust as well as other  clients  of  Sub-adviser,  Sub-adviser,  to the  extent permitted  by  applicable  laws and  regulations,  may,  but  shall be  under no  obligation  to, aggregate the securities to be purchased or sold to attempt to obtain a more  favorable  price or
                  lower  brokerage  commissions  and  efficient  execution.   In  such  event,  allocation  of  the
                  securities so purchased or sold,  as well as the expenses  incurred in the  transaction,  will be made by Sub-adviser in the manner  Sub-adviser  considers to be the most equitable and consistent with its fiduciary obligations to the Trust and to its other clients.

VIII.    Ownership of Records.  Sub-adviser  shall  maintain  all books and records  required to be  maintained  by
         Sub-adviser  pursuant to the 1940 Act and the rules and  regulations  promulgated  thereunder with respect to transactions  on behalf of the Fund. In compliance  with the  requirements of Rule 31a-3 under the 1940
         Act,  Sub-adviser  hereby  agrees (A) that all records that it maintains  for the Fund are the property of the Trust,  (B) to preserve for the periods  prescribed  by Rule 31a-2 under the 1940 Act any records that it maintains  for the Trust and that are required to be  maintained  by Rule 31a-1 under the 1940 Act, and
         (C) to surrender  promptly to the Trust any records  that it  maintains  for the Trust upon request by the
         Trust; provided, however, Sub-adviser may retain copies of

IX.      Reports and Meetings.

         A.       Sub-adviser  shall furnish to the Board or Adviser,  or both, as appropriate,  such  information, reports,  evaluations,  analyses  and  opinions  as are  required  by law or that  the  Board  or
                  Adviser,  as appropriate,  may reasonably  require,  including,  without  limitation:  compliance reporting and certification with respect to:

                  1.       Affiliated Brokerage Transactions
                  2.       Affiliated Underwritings
                  3.       Cross Transactions
                  4.       Prospectus Compliance
                  5.       Code of Ethics
                  6.       Soft Dollar Usage
                  7.       Price Overrides/Fair Valuation Determinations

         B.       Sub-adviser  shall make available in person to the Board and to Adviser  personnel of Sub-adviser as the Board or Adviser  may  reasonably  request to review the  investments  and the  investment program of the Fund and the services provided by Sub-adviser hereunder.

X.       Services to Other Clients.  Nothing  contained in this  Agreement  shall limit or restrict (i) the freedom of  Sub-adviser,  or any  affiliated  person  thereof,  to  render  investment  management  and  corporate administrative  services  to other  investment  companies,  to act as  investment  manager  or  investment counselor to other persons,  firms, or  corporations,  or to engage in any other business  activities,  or
         (ii)  the  right of any  director,  officer,  or  employee  of  Sub-adviser,  who may also be a  director, officer,  or  employee  of the  Trust,  to engage in any other  business  or to devote his or her time and attention in part to the  management or other aspects of any other  business,  whether of a similar nature or a dissimilar nature.

XI.      Sub-adviser's Use of the Services of Others.  Sub-adviser may, at its cost,  employ,  retain, or otherwise avail  itself of the  services  or  facilities  of other  persons  or  organizations  for the  purpose  of providing  Sub-adviser  or the Trust or Fund,  as  appropriate,  with such  statistical  and other factual
         information,   such  advice  regarding  economic  factors  and  trends,   such  advice  as  to  occasional
         transactions in specific securities,  or such other information,  advice, or assistance as Sub-adviser may deem necessary,  appropriate,  or convenient for the discharge of its  obligations  hereunder or otherwise helpful  to the  Trust  or  the  Fund,  as  appropriate,  or in the  discharge  of  Sub-adviser's  overall responsibilities with respect to the other accounts that it serves as investment manager or counselor.

XII.     Liability of Sub-adviser;  Indemnification.  Neither  Sub-adviser nor any of its officers,  directors,  or employees,  nor any person  performing  executive,  administrative,  trading,  or other  functions for the
         Trust,  the  Fund (at the  direction  or  request  of  Sub-adviser)  or  Sub-adviser  in  connection  with
         Sub-adviser's  discharge  of its  obligations  undertaken  or  reasonably  assumed  with  respect  to this
         Agreement (collectively,  "Related Persons"),  shall be liable for (i) any error of judgment or mistake of law or for any loss  suffered  by the Trust or Fund or (ii) any error of fact or mistake of law  contained in any report or data  provided  by  Sub-adviser,  except for any error,  mistake or loss  resulting  from willful  misfeasance,  bad faith,  or negligence in the  performance by Sub-adviser or such Related Person of  Sub-adviser's  duties on behalf of the Trust or Fund or from reckless  disregard by Sub-adviser or any such Related  Person of the duties of Sub-adviser  pursuant to this  Agreement  (each of which is referred to as a "Culpable Act").

         Notwithstanding  the foregoing,  any stated  limitations on liability shall not relieve  Sub-adviser  from
         any  responsibility  or  liability   Sub-adviser  may  have  under  state  or  federal  statutes  or  from responsibility or liability for errors in connection with the execution of trade orders.

         Notwithstanding  the foregoing,  any stated  limitations on liability shall not Relieve  Sub-adviser  from any responsibility or Liability Sub-adviser may have under state or federal statutes.

         Sub-adviser  shall  indemnify  Adviser and its Related Persons and hold them harmless from and against any and all losses,  damages,  costs,  charges,  reasonable counsel fees,  payments,  expenses and liabilities
         (collectively,  "Damages")  arising directly or indirectly out of or in connection with the performance of services by  Sub-adviser  or its Related  Persons  hereunder  to the extent such  Damages  result from any
         Culpable Act of Sub-adviser or its Related Persons.

         Adviser shall indemnify Sudadviser and its Related Persons from and against any Damages arising directly or indirectly out of or in connection with the performance of services by Adviser or its Related Persons under this Agreement or the Advisory Agreement, in each case, to the extent such Damages result from any willful misfeasance, bad faith, gross negligence or reckless disregard of its duties by Adviser or any of its Related Persons.

XIII.    Representations of Sub-adviser.  Sub-adviser represents, warrants, and agrees as follows:

         A.       Sub-adviser  (i) is registered as an investment  adviser under  Advisers Act and will continue to be so registered for so long as this Agreement  remains in effect;  (ii) is not prohibited by the
                  1940 Act or the Advisers Act from performing the services  contemplated by this Agreement;  (iii)
                  has met, and will  continue to meet for so long as this  Agreement  remains in effect,  any other applicable  federal or state  requirements,  or the applicable  requirements of any regulatory or industry  self-regulatory  agency,  necessary  to  be  met  in  order  to  perform  the  services contemplated  by this  Agreement;  (iv) has the  authority to enter into and perform the services contemplated  by this  Agreement;  and (v) will  immediately  notify Adviser of the occurrence of any event  that  would  disqualify  Sub-adviser  from  serving  as an  investment  adviser  of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         B.       Sub-adviser  has adopted a written code of ethics (the  "Sub-adviser  Code")  complying  with the requirements  of Rule 17j-1 under the 1940 Act,  as may be amended  from time to time,  and,  has provided the Adviser and the Trust with a copy of the  Sub-adviser  Code,  together with evidence of its adoption.  The Sub-adviser  certifies that it has adopted procedures  reasonably necessary to prevent  access  persons"  as defined in Rule 17j-1  ("Access  Persons")  from  violating  the
                  Sub-adviser Code. On a [quarterly]  basis,  Sub-adviser will either;  (i) certify to Adviser that
                  Sub-adviser  and its Access  Persons  have  complied  with  Sub-adviser  Code with respect to the
                  Fund, or (ii) identify any material  violations of the Sub-adviser  Code which have occurred with respect to the Fund.  In  addition,  Sub-adviser  will  furnish at least  annually to Adviser and the Board a written  report that (a) describes  any issues  arising  under the  Sub-adviser  Code since the last report to the Board,  including,  but not limited to,  information  about material violations of the  Sub-adviser  Code with respect to the Fund and  sanctions  imposed in response to the  material  violations  and (b)  certifies  that the  Sub-adviser  has  adopted  procedures reasonably necessary to prevent Access Persons from violating the Sub-adviser Code.

         C.       Sub-adviser  has  provided  Adviser  and the Trust  with a copy of its Form ADV as most  recently filed with the SEC and, if not so filed,  its most recent Part 2 of Form ADV, and will,  promptly after filing any amendment to its Form ADV with the SEC,  and, if not so filed,  any amendment to
                  Part 2 of its Form ADV, furnish a copy of such amendment to Adviser.

XIV.     Compliance with Applicable  Regulations.  In performing its duties hereunder,  Sub-adviser shall establish compliance  procedures  (copies of which shall be provided to Adviser,  and shall be subject to review and approval  by  Adviser)  reasonably  calculated  to  ensure  compliance  at all times  with all  applicable provisions  of the 1940 Act and the  Advisers  Act,  and any rules  and  regulations  adopted  thereunder;
         Subchapter M of the Code; the  provisions of the  Registration  Statement;  the provisions of the Articles and the  By-Laws of the  Trust,  as the same may be amended  from time to time;  and any other  applicable provisions of state, federal or foreign law.

XV.      Term of Agreement.  This Agreement  shall become  effective with respect to the Fund on the Effective Date and,  with  respect to any  additional  Fund,  on the date of receipt  by the  Adviser of notice  from the
         Sub-adviser  in accordance  with Section II hereof that the  Subscriber is willing to serve as Sub-adviser with respect to such Fund.  Unless sooner  terminated as provided  herein,  this Agreement  shall continue in effect  for two years  from the  Effective  Date with  respect  to the Fund and,  with  respect to each additional  Fund,  for two years from the date on which this Agreement  becomes  effective with respect to such Fund.  Thereafter,  this Agreement  shall  continue in effect from year to year,  with respect to the
         Fund,  subject to the  termination  provisions and all other terms and conditions  hereof,  so long as (a)
         such  continuation  shall be  specifically  approved at least annually (i) by either the Board, or by vote of a majority of the  outstanding  voting  securities of the Fund; (ii) in either event, by the vote, cast in person at a meeting called for the purpose of voting on such  approval,  of a majority of the Directors of the Trust who are not interested  persons of any party to this  Agreement,  cast in person at a meeting called  for the  purpose of voting on such  approval;  and (b)  Sub-adviser  shall not have  notified  the
         Trust,  in writing,  at least 60 days prior to such  approval  that it does not desire such  continuation.
         Sub-adviser shall furnish to the Trust,  promptly upon its request,  such information as may reasonably be necessary to evaluate the terms of this Agreement or any extension, renewal, or amendment hereof.

XVI.     Termination of Agreement.  Notwithstanding  the  foregoing,  this Agreement may be terminated at any time, without the  payment of any  penalty,  by vote of the Board or by a vote of a majority of the  outstanding voting  securities of the Fund on at least 60 days' prior written  notice to  Sub-adviser.  This Agreement may also be terminated by Adviser:  (i) on at least 60 days' prior written notice to Sub-adviser,  without the payment of any penalty;  (ii) upon material  breach by Sub-adviser of any of the  representations  and warranties  set forth in Paragraph 11 of this  Agreement,  if such breach shall not have been cured within a 20-day  period after notice of such breach;  or (iii) if  Sub-adviser  becomes  unable to discharge  its duties and  obligations  under this  Agreement.  Sub-adviser  may  terminate  this  Agreement at any time, without the payment of any penalty,  on at least 60 days' prior notice to Adviser.  This  Agreement  shall terminate  automatically  in the event of its  "assignment,  as such term is defined  in the 1940 Act,  or upon  termination of the Advisory  Agreement.  Any approval,  amendment,  or termination of this Agreement by the  holders of a majority of the  outstanding  voting  securities  (as defined in the 1940 Act) of any
         Fund shall be effective  to continue,  amend or  terminate  this  Agreement  with respect to any such Fund notwithstanding  (i)  that  such  action  has not  been  approved  by the  holders  of a  majority  of the outstanding  voting  securities of any other Fund affected  thereby,  and/or (ii) that such action has not been approved by the vote of a majority of the  outstanding  voting  securities of the Trust,  unless such action shall be required by any applicable law or otherwise.

XVII.    Amendments,  Waivers, etc. Provisions of this Agreement may be changed,  waived,  discharged or terminated only by an instrument in writing  signed by the party against  which  enforcement  of the change,  waiver, discharge or termination  is sought.  This  Agreement  (including  any exhibits  hereto) may be amended at any time by written mutual consent of the parties,  subject to the  requirements of the 1940 Act and rules and regulations promulgated and orders granted thereunder.

XVIII.   Notification.  Sub-adviser  will notify  Adviser  promptly of any change in the  personnel of  Sub-adviser with  responsibility  for making investment  decisions in relation to the Fund or who have been authorized to give instructions to Custodian.

XIX.     Miscellaneous.

         A.       Governing  Law. This  Agreement  shall be construed in  accordance  with the laws of the State of
                  Minnesota  without  giving effect to the conflicts of laws  principles  thereof and the 1940 Act.
                  To the extent that the  applicable  laws of the State of Minnesota  conflict with the  applicable provisions of the 1940 Act, the latter shall control.

         B.       Insurance.  Sub-adviser  agrees to  maintain  errors  and  omissions  or  professional  liability insurance  coverage  in an  amount  that is  reasonable  in  light  of the  nature  and  scope of
                  Sub-adviser's business activities.

         C.       Captions.  The captions  contained in this  Agreement are included for  convenience  of reference only and in no way define or delimit  any of the  provisions  hereof or  otherwise  affect  their construction or effect.

         D.       Entire  Agreement.  This  Agreement  represents  the entire  agreement and  understanding  of the parties  hereto and shall  supersede  any prior  agreements  between the parties  relating to the subject  matter  hereof,  and all such  prior  agreements  shall be  deemed  terminated  upon the effectiveness of this Agreement.

         E.       Interpretation.  Nothing  herein  contained  shall be  deemed  to  require  the Trust to take any action  contrary  to  its  Articles  or  By-Laws,  or  any  applicable  statutory  or  regulatory requirement  to which it is subject or by which it is bound,  or to relieve or deprive  the Board of its responsibility for and control of the conduct of the affairs of the Fund.

         F.       Definitions.  Any question of  interpretation  of any term or provision of this Agreement  having a  counterpart  in or  otherwise  derived  from a term or  provision  of the  1940  Act  shall be resolved by reference to such term or provision of the 1940 Act and to  interpretations  thereof, if any, by the United  States courts or, in the absence of any  controlling  decision of any such court,  by rules,  regulations,  or orders of the SEC validly issued pursuant to the 1940 Act. As used in this Agreement,  the terms "majority of the outstanding voting  securities,"  "affiliated
                  person,"  "interested  person,"   "assignment,"  broker,"  "investment  adviser,"  "net  assets,"
                  "sale,"  "sell," and  "security"  shall have the same meaning as such terms have in the 1940 Act, subject  to such  exemption  as may be  granted  by the SEC by any  rule,  regulation,  or order.
                  Where the effect of a requirement  of the federal  securities  laws reflected in any provision of this Agreement is made less  restrictive by a rule,  regulation,  or order of the SEC, whether of special or general  application,  such  provision  shall be deemed to  incorporate  the effect of such rule, regulation, or order.

IN WITNESS  WHEREOF,  the  parties  hereto  have caused  this  instrument  to be executed by their duly  authorized signatories as of the date and year first above written.

                                            THRIVENT INVESTMENT MANAGEMENT INC.

Attest:                                              By:
Name:                                                Name:
                                                     Title:

                                            THE AAL MUTUAL FUNDS

Attest:                                              By:
Name:                                                Name:
                                                     Title:

                                            [SUB-ADVISER]

Attest:                                              By:
Name:                                                Name:
                                                     Title:

                                                    Schedule I

                                             Dated ____________, 200_

                                                 Sub-advisory Fees

                                                _____________ Fund

                           Average Daily Assets                        Annual Rate
                                   $0 - __million                               %
                                 $__ to __million                               %
                                 Above $__million                              0%

[Outside back cover of proxy and prospectus]

The following documents contain additional information about the LB Funds and are incorporated into this proxy statement and prospectus by reference.  To obtain copies of the documents without charge, write the LB Trust at
625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

o  The LB Trust prospectus dated December 30, 2003.
o  The LB Trust Statement of Additional Information dated December 30, 2003.
o  The LB Trust Annual Report dated October 31, 2003.

The following documents contain additional information about the Thrivent/AAL Funds and are incorporated into this proxy statement and prospectus by reference.

o  The prospectus of the AAL International Fund, the AAL Aggressive Growth Fund, the AAL Capital Growth Fund, the
   AAL Equity Income Fund, the AAL Municipal Bond Fund and the AAL Money Market Fund dated June 27, 2003, as supplemented, accompanies this proxy statement and prospectus as Appendix B.
o  The prospectus of each New Thrivent Fund dated February 1, 2004, accompanies this proxy statement and prospectus as Appendix C.
o  Management's discussion of fund performance with respect to the AAL International Fund, the AAL Aggressive
   Growth Fund, the AAL Capital Growth Fund, the AAL Equity Income Fund, the AAL Municipal Bond Fund and the AAL
   Money Market Fund from the most recent Annual and Semi-Annual Reports for the Thrivent Trust is included in this proxy statement and prospectus under the heading "Management's Discussion for Existing AAL Funds".
o  The Statement of Additional Information relating to this proxy statement and prospectus dated May 17, 2004.
o  The Statement of Additional Information for the AAL International Fund, the AAL Aggressive Growth Fund, the
   AAL Capital Growth Fund, the AAL Equity Income Fund, the AAL Municipal Bond Fund and the AAL Money Market Fund
   dated June 27, 2003.
o  The Statement of Additional Information for the New Thrivent Funds dated February 1, 2004.

To obtain copies of the above documents, without charge, write the Thrivent Trust at 625 Fourth Avenue South,
Minneapolis, Minnesota 55415 or call 1-800-847-4836.

The above documents relating to the LB Funds and the Thrivent/AAL Funds have been filed with the Securities and
Exchange Commission (the "SEC").  You may obtain copies by accessing the SEC's Web site at http://www.sec.gov.
For a prescribed fee, you may obtain copies of these documents by sending an email request to publicinfo@sec.gov or writing to:  Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300,
Washington, D.C. 20549.

1940 Act File No. 811-5075 - The AAL Mutual Funds
1940 Act File No. 811-1467 - The Lutheran Brotherhood Family of Funds

                                             STATEMENT OF ADDITIONAL
                                                    INFORMATION

                                                   MAY 17, 2004

                                     THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                                  1-800-847-4836

                                               THE AAL MUTUAL FUNDS
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                                  1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy
Statement and Prospectus dated May 17, 2004 for the Special Meeting of Shareholders to be held on June 9, 2004.
The Proxy Statement and Prospectus describes proposed Agreements and Plans of Reorganization between The Lutheran
Brotherhood Family of Funds and The AAL Mutual Funds, which provide that shares of each of the Lutheran
Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth
Fund, Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran
Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, Lutheran
Brotherhood Limited Maturity Bond Fund and Lutheran Brotherhood Money Market Fund (each an "LB Fund" and collectively the "LB Funds"), each a series of The Lutheran Brotherhood Family of Funds, will be exchanged for shares of comparable series of The AAL Mutual Funds (each an "AAL Fund" and collectively the "AAL Funds").

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to The AAL Mutual Funds, 625
Fourth Avenue South, Minneapolis, Minnesota 55415 or by calling 1-800-874-4836.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy
Statement and Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

1.   The Statement of Additional Information dated June 27, 2003 of The AAL Mutual Funds included in
     Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The AAL Mutual Funds, the
     definitive version of which was filed via EDGAR on March 10, 2004 (SEC File No. 033-12911), and incorporated by reference herein.

2.   The Statement of Additional Information of The AAL Mutual Funds dated February 1, 2004, with respect to
     Thrivent Mid Cap Growth Fund, Thrivent High Yield Fund, Thrivent Income Fund and Thrivent Limited Maturity
     Bond Fund, included in Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of The AAL
     Mutual Funds, the definitive version of which was filed via EDGAR on February 12, 2004 (SEC Fil No.
     033-12911), and incorporated by reference herein.

3.   The unaudited financial statements of the Existing AAL Funds included in the Semiannual Report of The
     AAL Mutual Funds for the six months ended October 31, 2003, previously filed via EDGAR on Form N-CSR on
     December 23, 2003 (SEC File No. 811-5075), and incorporated by reference herein.

4.   The audited financial statements of the Existing AAL Funds included in the Annual Report of The AAL
     Mutual Funds for the fiscal year ended April 30, 2003, previously filed via EDGAR on Form N-CSR on July 1,
     2003 (SEC File No. 811-5075), and incorporated by reference herein.

5.   The Statement of Additional Information dated December 30, 2003 of The Lutheran Brotherhood Family of
     Funds, included in Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of The
     Lutheran Brotherhood Family of Funds previously filed via EDGAR on December 22, 2003 (SEC File No.
     2-259848), and incorporated by reference herein.

6.   The audited financial statements of the LB Funds included in the Annual Report of The Lutheran
     Brotherhood Family of Funds for the fiscal year ended October 31, 2003, previously filed via EDGAR on
     December 23, 2003 (SEC File No. 811-1467), and incorporated by reference herein.

7.   The pro forma financial statements of the Existing AAL Funds, Lutheran Brotherhood Opportunity Growth Fund
     and Lutheran Brotherhood Mid Cap Growth Fund giving effect to the proposed reorganizations.  Pro forma financial statements relating to the reorganization of the following LB Funds into corresponding AAL
     Funds have not been prepared because in each case, the LB Fund is being reorganized into a newly organized AAL Fund that was organized to continue the operations of the corresponding LB Fund: Lutheran
     Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund and Lutheran Brotherhood Limited Maturity
     Bond Fund.

Statement of Assets and Liabilities
 as of  October 31, 2003
                                                                                            AAL
                                                                                         Aggressive
                                                        AAL     Lutheran                 Growth Fund
                                                    Aggressive  Brotherhood  Pro-Forma   Pro-Forma
                                                      Growth    Growth     Adjustments/1/ Combined/3/
                                                       Fund      Fund
Assets:
Investments at cost                                 $36,691,648 $39,955,006              $76,646,654
Investments at value                                 43,199,681 41,844,305               85,043,986

Cash                                                          0     91,929                   91,929
Dividends and interest receivable                        32,633     32,274                   64,907
Receivable for investments sold                         340,967    287,614                  628,581
Receivable for trust shares sold                         36,839     67,529                  104,368
Receivable from affiliate                                     0     51,374                   51,374
----------------------------------------------------------------------------------------------------
 Total Assets                                        43,610,120 42,375,025               85,985,145
====================================================================================================

Liabilities
Payable for investments purchased                       433,308    482,696                  916,004
Accrued expenses                                         23,469     53,475                   76,944
Payable for trust shares redeemed                        17,239     15,963                   33,202
Open options written, at value/2/                           740        555                    1,295
Payable to affiliate                                     46,756          0                   46,756
----------------------------------------------------------------------------------------------------
Total Liabilities                                       521,512    552,689                1,074,201
====================================================================================================

Net Assets
Trust capital                                        75,833,156 62,480,336               138,313,492
Accumulated undistributed net investment              (299,678)    (1,196)                (300,874)
income/(loss)
Accumulated undistributed net realized gain (loss)  (38,952,951)(22,546,139)             (61,499,090)
Net unrealized appreciation/(depreciation) on:
                     Investments                      6,508,033  1,889,299                8,397,332
                     Written options contracts               48         36                       84
----------------------------------------------------------------------------------------------------
Total Net Assets                                    $43,088,608 $41,822,336              $84,910,944
====================================================================================================

Class A share capital                               $36,154,684 $28,048,794              $64,203,478
  Shares of beneficial interest outstanding           8,317,648   2,609,486     6,452,829 14,770,477
  (Class A)
   Net Asset Value per share                              $4.35     $10.75                     $4.35
   Maximum Public Offering Price                          $4.60     $11.38                     $4.60

Class B share capital                                $3,644,136 $10,638,574              $14,282,710
  Shares of beneficial interest outstanding             869,470   1,019,679     2,538,303  3,407,773
  (Class B)
   Net Asset Value per share                              $4.19     $10.43                     $4.19

Institutional Class share capital                    $3,289,788 $3,134,968                $6,424,756
  Shares of beneficial interest outstanding             726,163    278,658       691,989   1,418,152
(Institutional Class)
   Net Asset Value per share                              $4.53     $11.25                     $4.53

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ Premium received on written options of $788 and $591 respectively
/3/ Lutheran Brotherhood Growth Fund is the accounting survivor.

Statement of Operations
For the year ended October 31, 2003                                                   AAL
                                        AAL           Lutheran                    Aggressive
                                     Aggressive     Brotherhood                  Growth Fund
                                     Growth            Growth       Pro-Forma    Pro-Forma
                                        Fund            Fund       Adjustments    Combined    (15)
Investment Income
Dividends                              $375,191          $337,799                   $712,990
Interest                                (1,112)             9,449                      8,337
Foreign dividend tax withholding        (1,646)           (1,340)                    (2,986)
---------------------------------------------------------------------------------------------
     Total Investment  Income           372,433           345,908                    718,341
=============================================================================================
Expenses
Advisor fees                            305,831           148,697        86,363      540,891  (1)
Fund Accounting  and pricing             28,655                 0        21,345       50,000  (2)
Administrative Service Fee                7,426            37,192      (30,194)       14,424  (3)
Audit and Legal Fees                     20,582            16,028      (11,610)       25,000  (4)
Custody fees                             25,943            28,948      (24,891)       30,000  (5)
Distribution Class A                     78,509                 0        57,360      135,869  (6)
Distribution Class B                     32,491            67,051        22,350      121,892  (6)
Shareholder Servicing Fees Class A            0            57,360      (57,360)            0  (7)
Shareholder Servicing Fees Class B            0            22,350      (22,350)            0  (7)
Shareholder Servicing Fees Class I            0             4,655       (4,655)            0  (7)
Printing and postage Class A            102,780            55,308             0      158,088  (8)
Printing and postage Class B             14,280            47,628             0       61,908  (8)
Printing and postage Class I                 42                96             0          138  (8)
SEC and State Registration               45,076            38,770      (43,846)       40,000  (9)
Transfer Agent Fees Class A             256,950           138,270             0      395,220  (8)
Small Account Fee Credit Class A                                0      (80,916)     (80,916)  (10)
Transfer Agent Fees Class B              35,700           119,070             0      154,770  (8)
Small Account Fee Credit Class B                                0      (47,064)     (47,064)  (10)
Transfer Agent Fees Class I                 105               240             0          345  (8)
Trustees' fees and insurance              2,276            11,675       (1,451)       12,500  (11)
Other expenses                            1,417             2,495         3,588        7,500  (12)
---------------------------------------------------------------------------------------------
     Total Expenses Before              958,063           795,833     (133,331)    1,620,565
     Reimbursement
=============================================================================================
     Less Reimbursement all Classes     (2,181)         (401,417)     (173,353)    (576,951)  (13)
     Less Reimbursement Class I                           (4,655)         4,655               (14)
---------------------------------------------------------------------------------------------
 Total Net Expenses                     955,882           389,761     (302,029)    1,043,614
=============================================================================================

Net Investment Income/(Loss)         ($583,449)         ($43,853)      $302,029   ($325,273)
=============================================================================================

Average Net Assets Class A           31,403,600        22,944,000                 54,347,600
                                          84.6%             65.6%                      75.4%
Average Net Assets Class B            3,249,100         8,940,000                 12,189,100
                                           8.7%             25.5%                      16.9%
Average Net Assets Class I            2,478,823         3,103,333                  5,582,156
                                           6.7%              8.9%                       7.7%
Total Average Assets                 37,131,523        34,987,333                 72,118,856

---------------------------------------------------------------------------------------------
Class A Expenses                        438,239           293,622     (123,600)      608,261

Class B Expenses                         82,471           181,459       27,575       291,506

Class I Expenses                            147             4,895       (4,559)          483

Shared Expenses                         437,206           315,857      (32,748)      720,315
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gross Expense Ratio Class A               2.57%             2.18%                      2.12%

Gross Expense Ratio Class B               3.72%             2.93%                      3.39%

Gross Expense Ratio Class I               1.18%             1.06%                      1.01%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Net Expense Ratio Class A                                   1.04%                      1.32%

Net Expense Ratio Class B                                   1.79%                      2.59%

Net Expense Ratio Class I                                  -0.24%                      0.21%
---------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 75 bps
(2)  assumes fund accounting fees of $45,000 and $5,000 in pricing fees
(3)  assumes an administrative service fee of 2 bps
(4)  assume $20,000 for audit and tax services and $5,000 for legal
(5)  assumes 1/20th of a basis point for custody and transactions at $5
(6)  assumes a distribution fee of 25 bps on Class A and 100 bps on Class B
(7)  assumes a discontinuation of the shareholder servicing fee
(8)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged.
(9)  assumes the same number of states with one filing fee
(10) assumes a $12 annual fee for any account under its minimum account balance
(11) assumes combined expenses of existing funds adjusted for slight decrease.
(12) assumes combined expenses of existing funds adjusted for slight increase.
(13) adjustment to reflect expense reimbursement of 80 bps by the  investment adviser for all share classes.
(14) adjustment for discontinuation of the Institutional Class reimbursement of the shareholder servicing fee.
(15) Lutheran Brotherhood Growth Fund is the accounting survivor.

Statement of Assets and Liabilities
 as of  October 31, 2003                                                                      AAL International
                                                                    Lutheran                     Fund
                                                         AAL       Brotherhood   Pro-Forma    Pro-Forma
                                                    International World Growth  Adjustments/1/ Combined/3/
                                                        Fund          Fund
Assets:
Investments at cost                                  $150,335,710   $80,386,253              $230,721,963
Investments at value                                  159,431,386    78,321,455               237,752,841

Cash/2/                                                         0       761,105                   761,105
Dividends and interest receivable                         320,173       189,113                   509,286
Receivable for investments sold                         4,482,085     2,051,911                 6,533,996
Receivable for trust shares sold                          180,116        12,125                   192,241
Receivable for forward contracts                        5,435,769             0                 5,435,769
----------------------------------------------------------------------------------------------------------
 Total Assets                                         169,849,529    81,335,709               251,185,238
==========================================================================================================

Liabilities
Payable for investments purchased                         952,932       189,300                 1,142,232
Accrued expenses                                           66,874       105,031                   171,905
Payable for trust shares redeemed                          93,043        68,511                   161,554
Payable for forward contracts                           5,435,742             0                 5,435,742
Payable to affiliate                                      141,479        74,193                   215,672
----------------------------------------------------------------------------------------------------------
Total Liabilities                                       6,690,070       437,035                 7,127,105
==========================================================================================================

Net Assets
Trust capital                                         233,285,008   104,417,754               337,702,762
Accumulated undistributed net investment                  593,789       103,936                   697,725
income/(loss)
Accumulated undistributed net realized gain (loss)   (79,840,388)  (21,557,090)              (101,397,478)
Net unrealized appreciation/(depreciation) on:
            Investments                                 9,095,676   (2,064,798)                 7,030,878
            Foreign currency forward contracts                 27             0                        27
            Foreign currency transactions                  25,347       (1,128)                    24,219
----------------------------------------------------------------------------------------------------------
Total Net Assets                                     $163,159,459   $80,898,674              $244,058,133
==========================================================================================================

Class A share capital                                $152,737,737   $59,798,249              $212,535,986
  Shares of beneficial interest outstanding            18,602,047     7,129,746    7,282,875   25,884,922
  (Class A)
   Net Asset Value per share                                $8.21         $8.39                     $8.21
   Maximum Public Offering Price                            $8.69         $8.88                     $8.69

Class B share capital                                  $7,531,673   $10,773,987               $18,305,660
  Shares of beneficial interest outstanding               946,041     1,343,675    1,353,303    2,299,344
  (Class B)
   Net Asset Value per share                                $7.96         $8.02                     $7.96

Institutional Class share capital                      $2,890,049   $10,326,438               $13,216,487
  Shares of beneficial interest outstanding               347,681     1,181,338    1,242,299    1,589,980
(Institutional Class)
   Net Asset Value per share                                $8.31         $8.74                     $8.31

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ Includes foreign currency holdings of $752,212
/3/ Lutheran Brotherhood World Growth Fund is accounting survivor.

Statement of Operations
For the year ended October 31, 2003
                                                                                    AAL
                                                     Lutheran                  International
                                         AAL        Brotherhood                    Fund
                                     International World Growth   Pro-Forma     Pro-Forma
                                         Fund          Fund      Adjustments    Combined    (16)
Investment Income
Dividends                              $3,482,166     $1,880,864                 $5,363,030
Interest                                   19,910         23,220                     43,130
Foreign dividend tax withholding        (418,362)      (239,533)                  (657,895)
--------------------------------------------------------------------------------------------
     Total Investment  Income           3,083,714      1,664,551                  4,748,265
============================================================================================
Expenses
Advisor fees                              360,478        262,626      (73,681)      549,423 (1)
Sub-advisor fee                           528,862        385,832     (120,501)      794,193 (2)
Fund Accounting and pricing                70,000              0       15,000        85,000 (3)
Administrative Service Fee                 28,795         75,431     (60,272)        43,954 (4)
Audit and Legal Fees                       26,470         16,194        2,336        45,000 (5)
Custody fees                               64,453         73,439     (52,892)        85,000 (6)
Distribution Class A                      335,872              0      136,757       472,629 (7)
Distribution Class B                       68,264         76,690       25,563       170,517 (7)
Shareholder Servicing Fees Class A               0       136,757    (136,757)             0 (8)
Shareholder Servicing Fees Class B               0        25,563     (25,563)             0 (8)
Shareholder Servicing Fees Class I               0        16,300     (16,300)             0 (8)
Printing and postage Class A              263,712        107,586            0       371,298 (9)
Printing and postage Class B               24,522         49,812            0        74,334 (9)
Printing and postage Class I                  120             96            0           216 (9)
SEC and State Registration                 56,417         36,750     (33,167)        60,000 (10)
Transfer Agent Fees Class A               659,280        268,965            0       928,245 (9)
Small Account Fee Credit Class A                0              0    (149,184)     (149,184) (11)
Transfer Agent Fees Class B                61,305        124,530            0       185,835 (9)
Small Account Fee Credit Class B                0              0     (47,532)      (47,532) (11)
Transfer Agent Fees Class I                   300            240            0           540 (9)
Trustees' fees and insurance                4,303         12,827      (4,630)        12,500 (12)
Other expenses                           (19,162)          3,609       25,553        10,000 (13)
--------------------------------------------------------------------------------------------
     Total Expenses Before              2,533,991      1,673,247    (515,270)     3,691,968
     Reimbursement
============================================================================================
     Less Reimbursement all Classes           (4)       (89,807)       89,811             0  (14)
     Less Reimbursement Class B                                      (114,720)     (114,720) (15)
     Less Reimbursement Class I                         (16,300)       16,300             0  (14)
--------------------------------------------------------------------------------------------
     Total Net Expenses                 2,533,987      1,567,140     (523,879)    3,577,248
============================================================================================
Net Investment Income/(Loss)             $549,727        $97,411     $523,879    $1,171,017
============================================================================================

Average Net Assets Class A            134,348,800     54,702,800                189,051,600
                                            93.3%          72.2%                      86.0%
Average Net Assets Class B              6,826,400     10,225,333                 17,051,733
                                             4.7%          13.5%                       7.8%
Average Net Assets Class I              2,799,333     10,866,667                 13,665,999
                                             2.0%          14.3%                       6.2%
Total Average Assets                  143,974,533     75,794,800                219,769,333

--------------------------------------------------------------------------------------------
Class A Expenses                        1,258,864        534,349    (493,670)     1,299,543

Class B Expenses                          154,091        176,573     100,022        430,686

Class I Expenses                              420         16,540     (16,204)           756

Shared Expenses                         1,120,616        945,785    (105,418)     1,960,983
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                 1.72%          2.22%                      1.59%

Gross Expense Ratio Class B                 3.04%          2.97%                      3.43%

Gross Expense Ratio Class I                 0.79%          1.40%                      0.91%
--------------------------------------------------------------------------------------------
Net Expense Ratio Class A                                  2.11%                      1.59%

Net Expense Ratio Class B                                  2.86%                      2.75%

Net Expense Ratio Class I                                  1.13%                      0.91%
--------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 65 bps on first $50 million in assets and 60 bps after $50 million
(2)  assumes a subadvisory fee of 40 bps on first $50 million in assets and 35 bps after $50 million
(3)  assumes fund accounting fees of $75,000 and $10,000 in pricing fees
(4)  assumes an administrative service fee of 2 bps
(5)  assume $30,000 for audit and tax services and $15,000 for legal
(6)  assumes 1/20th of a basis point for custody and 5000 trades at $5
(7)  assumes a distribution fee of 25 bps for Class A and 100 bps for Class B
(8)  assumes a discontinuation of the shareholder servicing fee
(9)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged
(10) assumes the same number of states with one filing fee
(11) assumes a $12 annual fee for any account under its minimum account balance
(12) assumes combined expenses of existing funds adjusted for slight decrease
(13) assumes combined expenses of existing funds adjusted for slight increase
(14) adjustment to reflect discontinuation of the pre-merger expense reimbursement by the investment adviser for all share classes
(15) adjustment to reflect expense limit of 2.75% by the investment adviser for Class B shares
(16) Lutheran Brotherhood World Growth Fund is the accounting survivor.

Statement of Assets and Liabilities
as of October 31, 2003                                                                        AAL Capital
                                                                                              Growth Fund
                                                         AAL       Lutheran     Pro-Forma     Pro-Forma
                                                       Capital    Brotherhood Adjustments/1/   Combined/2/
                                                     Growth Fund    Fund
Assets:
Investments at cost                              $1,946,630,478  $838,693,705              $2,785,324,183
Investments at value                              2,954,285,825   847,896,806               3,802,182,631

Cash                                                     32,148        53,000                      85,148
Dividends and interest receivable                     2,805,038       813,485                   3,618,523
Receivable for trust shares sold                        832,684       156,296                     988,980
----------------------------------------------------------------------------------------------------------
 Total Assets                                     2,957,955,695   848,919,587               3,806,875,282
==========================================================================================================

Liabilities
Payable for investments purchased                             0        10,417                      10,417
Accrued expenses                                        424,271       431,457                     855,728
Payable for trust shares redeemed                     1,328,697       414,663                   1,743,360
Payable to affiliate                                  2,103,946       470,207                   2,574,153
----------------------------------------------------------------------------------------------------------
Total Liabilities                                     3,856,914     1,326,744                   5,183,658
==========================================================================================================

Net Assets
Trust capital                                     2,015,365,104 1,062,169,283             3,077,534,387
Accumulated undistributed net investment income /     3,607,348     1,512,305                   5,119,653
(loss)
Accumulated undistributed net realized gain (loss) (72,529,018)  (225,291,846)             (297,820,864)
Net unrealized appreciation/(depreciation) on:
                                    Investments   1,007,655,347     9,203,101               1,016,858,448
----------------------------------------------------------------------------------------------------------
Total Net Assets                                 $2,954,098,781  $847,592,843              $3,801,691,624
==========================================================================================================

Class A share capital                            $2,793,059,763  $757,561,033              $3,550,620,796
  Shares of beneficial interest outstanding          99,049,939    41,427,933  (26,865,295)   125,915,234
  (Class A)
   Net Asset Value per share                             $28.20        $18.29                      $28.20
   Maximum Public Offering Price                         $29.84        $19.35                      $29.84

Class B share capital                               $80,820,001   $64,934,652                $145,754,653
  Shares of beneficial interest outstanding           3,021,193     3,686,935   (2,427,371)     5,448,564
  (Class B)
   Net Asset Value per share                             $26.75        $17.61                      $26.75

Institutional Class share capital                   $80,219,017   $25,097,158                $105,316,175
  Shares of beneficial interest outstanding           2,836,964     1,364,351     (887,567)     3,724,531
(Institutional Class)
   Net Asset Value per share                             $28.28        $18.39                      $28.28

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ The AAL Capital Growth Fund is the accounting survivor.

Statement of Operations
For the year ended October 31, 2003                                              AAL Capital
                                                      Lutheran                    Growth Fund
                                     AAL Capital    Brotherhood    Pro-Forma      Pro-Forma
                                     Growth Fund        Fund      Adjustments     Combined    (16)
Investment Income
Dividends                             $39,670,010    $10,882,937                  $50,552,947
Interest                                  913,138        280,528                    1,193,666
Foreign dividend tax withholding        (237,543)              0                    (237,543)
----------------------------------------------------------------------------------------------
     Total Investment  Income          40,345,605     11,163,465                   51,509,070
==============================================================================================
Expenses
Advisor fees                           15,195,509      3,100,538        290,730    18,586,777  (1)
Fund Accounting  and pricing              146,597              0       (11,597)       135,000  (2)
Administrative Service Fee                563,191        240,688       (77,800)       726,079  (3)
Audit and Legal Fees                       46,735         40,401       (42,136)        45,000  (4)
Custody fees                               61,462         26,549        (8,773)        79,238  (5)
Distribution Class A                    6,659,855              0      1,805,168     8,465,023  (6)
Distribution Class B                      831,293        480,553        160,184     1,472,030  (6)
Shareholder Servicing Fees Class A              0      1,805,168    (1,805,168)             0  (7)
Shareholder Servicing Fees Class B              0        160,184      (160,184)             0  (7)
Shareholder Servicing Fees Class I              0         42,448       (42,448)             0  (7)
Printing and postage Class A            1,671,234        557,736              0     2,228,970  (8)
Printing and postage Class B              145,200        186,768              0       331,968  (8)
Printing and postage Class I                  426            600              0         1,026  (8)
SEC and State Registration                102,948         70,639      (133,587)        40,000  (9)
Transfer Agent Fees Class A             4,178,085      1,394,340              0     5,572,425  (8)
Small Account Fee Credit Class A                0              0      (518,172)     (518,172) (10)
Transfer Agent Fees Class B               363,000        466,920              0       829,920  (8)
Small Account Fee Credit Class B                0              0       (65,556)      (65,556) (10)
Transfer Agent Fees Class I                 1,065          1,500              0         2,565  (8)
Trustees' fees and insurance               17,327         40,890       (38,217)        20,000 (11)
Other expenses                             92,924         36,091       (29,015)       100,000 (12)
----------------------------------------------------------------------------------------------
     Total Expenses Before             30,076,851      8,652,013      (676,571)    38,052,293
     Reimbursement
==============================================================================================
     Less Reimbursement all Classes      (42,227)       (32,165)         74,392             0  (13)
          Reimbursement Class B                                       (595,243)     (595,243)  (14)
          Reimbursement Class I                         (42,448)         42,448             0  (15)
     Total Net Expenses                30,034,624      8,577,400    (1,154,974)    37,457,050
==============================================================================================

Net Investment Income/(Loss)          $10,310,981     $2,586,065     $1,154,974   $14,052,020
==============================================================================================

Average Net Assets Class A          2,663,942,000    722,067,200                3,386,009,200
                                            94.6%          88.6%                        93.2%
Average Net Assets Class B             83,129,300     64,073,600                  147,202,900
                                             3.0%           7.9%                         4.1%
Average Net Assets Class I             68,884,288     28,298,448                   97,182,736
                                             2.4%           3.5%                         2.7%
Total Average Assets                2,815,955,588    814,439,248                3,630,394,836
----------------------------------------------------------------------------------------------
Class A Expenses                       12,509,174      4,115,391      (876,319)    15,748,246

Class B Expenses                        1,339,493        845,738       383,131      2,568,362

Class I Expenses                            1,491         44,548       (42,448)         3,591

Shared Expenses                        16,226,693      3,646,336      (140,935)    19,732,094
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                 1.05%          1.02%                        1.01%

Gross Expense Ratio Class B                 2.19%          1.77%                        2.29%

Gross Expense Ratio Class I                 0.58%          0.61%                        0.55%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Expense Ratio Class A                                                               1.01%

Net Expense Ratio Class B                                                               1.89%

Net Expense Ratio Class I                                                               0.55%
----------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 65 bps on first $500 million in assets, 57.5 bps on next $500 million, 50 bps on the next $1 billion, 47.5 bps on the next $500 million and 45 bps after $2.5 billion
(2)  assumes fund accounting fees of $125,000 and $10,000 in pricing fees
(3)  assumes an administrative service fee of 2 bps
(4)  assume $35,000 for audit and tax services and $10,000 for legal
(5)  assumes 1/20th of a basis point for custody and transactions at $5
(6)  assumes a distribution fee of 25 bps for Class A and 100 bps for Class B
(7)  assumes a discontinuation of the shareholder servicing fee
(8)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged
(9)  assumes the same number of states with one filing fee
(10) assumes a $12 annual fee for any account under its minium account balance
(11) assumes combined expenses of existing funds adjusted for slight decrease
(12) assumes combined expenses of existing funds adjusted for slight decrease
(13) adjustment to reflect discontinuation of expense reimbursement by the investment adviser for all share classes
(14) adjustment to reflect expense reimbursement by the investment adviser for Class B shares
(15) pre-merger financial statement amount updated to reflect 12 months of reimbursement of Class I shareholder servicing fees, which is adjusted to reflect discontinuation of the Class I reimbursement of shareholder servicing fees
(16) AAL Capital Growth Fund is the accounting survivor.

Statement of Assets and Liabilities
 as of  October 31, 2003                                                                     AAL Equity
                                                                   Lutheran                  Income Fund
                                                      AAL Equity   Brotherhood  Pro-Forma    Pro-Forma
                                                     Income Fund   Value Fund  Adjustments/1/  Combined/2/
Assets:
Investments at cost                                   $227,347,105 $38,061,005              $265,408,110
Investments at value                                   248,034,864 41,313,078               289,347,942

Cash                                                             0     27,998                   27,998
Dividends and interest receivable                          354,961     57,763                  412,724
Receivable for trust shares sold                           130,984     20,934                  151,918
Receivable from affiliate                                        0     13,414                   13,414
-------------------------------------------------------------------------------------------------------
 Total Assets                                          248,520,809 41,433,187               289,953,996
=======================================================================================================

Liabilities
Payable for investments purchased                          143,902    702,561                  846,463
Accrued expenses                                            57,243     35,770                   93,013
Payable for trust shares redeemed                                0     54,106                   54,106
Payable to affiliate                                       160,322          0                  160,322
-------------------------------------------------------------------------------------------------------
Total Liabilities                                          361,467    792,437                1,153,904
=======================================================================================================

Net Assets
Trust capital                                          259,725,772 46,442,877               306,168,649
Accumulated undistributed net investment                   231,202    155,539                  386,741
income/(loss)
Accumulated undistributed net realized gain (loss)    (32,485,391) (9,209,739)              (41,695,130)
Net unrealized appreciation/(depreciation) on:
                                    Investments         20,687,759  3,252,073               23,939,832
-------------------------------------------------------------------------------------------------------
Total Net Assets                                      $248,159,342 $40,640,750              $288,800,092
=======================================================================================================

Class A share capital                                 $228,191,216 $28,445,311              $256,636,527
  Shares of beneficial interest outstanding             19,460,579  2,277,802       148,068 21,886,449
  (Class A)
   Net Asset Value per share                                $11.73     $12.49                   $11.73
   Maximum Public Offering Price                            $12.41     $13.22                   $12.41

Class B share capital                                   $7,947,880 $9,128,812               $17,076,692
  Shares of beneficial interest outstanding                681,098    745,112        37,187  1,463,397
  (Class B)
   Net Asset Value per share                                $11.67     $12.25                   $11.67

Institutional Class share capital                      $12,020,246 $3,066,627               $15,086,873
  Shares of beneficial interest outstanding              1,023,897    241,826        19,392  1,285,115
(Institutional Class)
   Net Asset Value per share                                $11.74     $12.68                   $11.74

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ Lutheran Brotherhood Value Fund is the accounting survivor.

Statement of Operations                                                             AAL
For the year ended October 31, 2003                                                Equity
Investment Income                                      Lutheran                 Income Fund
                                       AAL Equity     Brotherhood   Pro-Forma   Pro-Forma
                                       Income Fund    Value Fund   Adjustments   Combined   (14)
Dividends                                $4,618,098       $694,404               $5,312,502
Interest                                      5,067         12,924                   17,991
Foreign dividend tax withholding           (13,583)        (1,651)                 (15,234)
--------------------------------------------------------------------------------------------
     Total Investment  Income             4,609,582        705,677                5,315,259
============================================================================================
Expenses
Advisor fees                              1,046,567        142,285      12,866    1,201,718  (1)
Fund Accounting and pricing                  55,822              0       (822)       55,000  (2)
Administrative Service Fee                   46,292         36,856    (29,738)       53,410  (3)
Audit and Legal Fees                         20,151         15,828    (10,979)       25,000  (4)
Custody fees                                 10,790          9,811     (8,152)       12,449  (5)
Distribution Class A                        539,132              0      61,364      600,496  (6)
Distribution Class B                         82,817         59,829      19,943      162,589  (6)
Shareholder Servicing Fees Class A                0         61,364    (61,364)            0  (7)
Shareholder Servicing Fees Class B                0         19,943    (19,943)            0  (7)
Shareholder Servicing Fees Class I                0          4,572     (4,572)            0  (7)
Printing and postage Class A                198,246         41,616           0      239,862  (8)
Printing and postage Class B                 14,892         33,450           0       48,342  (8)
Printing and postage Class I                    150             66           0          216  (8)
SEC and State Registration                   58,997         38,212    (57,209)       40,000  (9)
Transfer Agent Fees Class A                 495,615        104,040           0      599,655  (8)
Small Account Fee Credit Class A                  0              0    (52,548)     (52,548) (10)
Transfer Agent Fees Class B                  37,230         83,625           0      120,855  (8)
Small Account Fee Credit Class B                  0              0    (27,780)     (27,780) (10)
Transfer Agent Fees Class I                     375            165           0          540  (8)
Trustees' fees and insurance                  5,749         11,719     (2,468)       15,000 (11)
Other expenses                                4,655          2,748          97        7,500 (12)
--------------------------------------------------------------------------------------------
     Total Expenses Before                2,617,480        666,129   (181,305)    3,102,304
Reimbursement
============================================================================================
     Less Reimbursement all Classes        (41,761)      (279,439)     321,200            0  (13)
--------------------------------------------------------------------------------------------
     Total Net Expenses                   2,575,719        386,690     139,895    3,102,304
============================================================================================
Net Investment Income/(Loss)             $2,033,863       $318,987  ($139,895)   $2,212,955
============================================================================================
Average Net Assets Class A              215,652,800     24,545,600              240,198,400
                                              93.2%          69.0%                    89.9%
Average Net Assets Class B                8,281,700      7,977,200               16,258,900
                                               3.6%          22.4%                     6.1%
Average Net Assets Class I                7,524,471      3,066,627               10,591,098
                                               3.2%           8.6%                     4.0%
Total Average Assets                    231,458,971     35,589,427              267,048,398
--------------------------------------------------------------------------------------------
Class A Expenses                          1,232,993        242,566    (88,094)    1,387,465

Class B Expenses                            134,939        138,662     30,405       304,006

Class I Expenses                                525          4,737     (4,506)          756

Shared Expenses                           1,249,023        280,164    (119,110)   1,410,077
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                   1.11%          1.78%                    1.11%

Gross Expense Ratio Class B                   2.17%          2.53%                    2.40%

Gross Expense Ratio Class I                   0.55%          0.94%                    0.54%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net  Expense Ratio Class A                                                            1.11%

Net  Expense Ratio Class B                                                            2.40%

Net Expense Ratio Class Institutional                                                 0.54%
--------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 45 bps
(2)  assumes fund accounting fees of $47,500 and $7,500 in pricing
(3)  assumes an administrative service fee of 2 bps
(4)  assume $20,000 for audit and tax services and $5,000 for legal
(5)  assumes 1/20th of a basis point for custody transactions at $5
(6)  assumes a distribution fee of 25 bps for Class A and 100 bps for Class B
(7)  assumes a discontinuation of the shareholder servicing fee
(8)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged
(9)  assumes the same number of states with one filing fee
(10) assumes a $12 annual fee for any account under its minimum account balance
(11) assumes combined expenses of existing funds adjusted for slight decrease
(12) assumes combined expenses of existing funds adjusted for slight increase
(13) adjustment to reflect discontinuation of the expense reimbursement by the investment adviser for all share classes
(14) Lutheran Brotherhood Value Fund is the accounting survivor.

Statement of Assets and Liabilities
 as of  October 31, 2003                                                                     AAL
                                                                                           Municipal
                                                         AAL       Lutheran                Bond Fund
                                                      Municipal   Brotherhood  Pro-Forma   Pro-Forma
                                                      Bond Fund    Municipal  Adjustments   Combined/2/
                                                                   Bond Fund      /1/
Assets:
Investments at cost                                  $623,301,360 $592,799,187            $1,216,100,547
Investments at value                                  665,091,609 657,635,415             1,322,727,024

Cash                                                       47,107       6,473                   53,580
Dividends and interest receivable                      10,498,268   9,414,493               19,912,761
Receivable for investments sold                         1,289,293   2,535,529                3,824,822
Receivable for trust shares sold                           59,249      28,223                   87,472
-------------------------------------------------------------------------------------------------------
 Total Assets                                         676,985,526 669,620,133             1,346,605,659
=======================================================================================================

Liabilities
Payable for investments purchased                      14,219,616       9,681               14,229,297
Payable for Variation Margin                               34,375           0                   34,375
Accrued expenses                                           34,180     100,385                  134,565
Distribution payable                                      438,436     580,468                1,018,904
Payable for trust shares redeemed                         171,958     121,944                  293,902
Payable to affiliate                                      405,237     325,427                  730,664
-------------------------------------------------------------------------------------------------------
Total Liabilities                                      15,303,802   1,137,905               16,441,707
=======================================================================================================

Net Assets
Trust capital                                         629,873,325 602,991,837             1,232,865,162
Accumulated undistributed net investment                      (7)     123,671                  123,664
income/(loss)
Accumulated undistributed net realized gain (loss)    (9,966,821)     530,492              (9,436,329)
Net unrealized appreciation/(depreciation) on:
                                   Investments         41,790,249  64,836,228              106,626,477
                                   Futures               (15,022)           0                 (15,022)
-------------------------------------------------------------------------------------------------------
Total Net Assets                                     $661,681,724 $668,482,228            $1,330,163,952
=======================================================================================================

Class A share capital                                $645,232,185 $641,710,436            $1,286,942,621
  Shares of beneficial interest outstanding            56,493,329  70,630,347 (56,184,982) 112,678,311
  (Class A)
   Net Asset Value per share                               $11.42       $9.09                   $11.42
   Maximum Public Offering Price                           $11.96       $9.52                   $11.96

Class B share capital                                 $12,968,864 $24,179,138              $37,148,002
  Shares of beneficial interest outstanding             1,135,884   2,668,446  (2,117,741)   3,253,625
  (Class B)
   Net Asset Value per share                               $11.42       $9.06                   $11.42

Institutional Class share capital                      $3,480,675  $2,592,654               $6,073,329
  Shares of beneficial interest outstanding               304,788     285,373    (227,028)     531,763
(Institutional Class)
   Net Asset Value per share                               $11.42       $9.09                   $11.42

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ Lutheran Brotherhood Municipal Bond Fund is accounting survivor.

Statement of Operations
For the year ended October 31, 2003
                                                                                     AAL
                                                       Lutheran                   Municipal
                                            AAL      Brotherhood                  Bond Fund
                                         Municipal    Municipal     Pro-Forma     Pro-Forma
                                         Bond Fund    Bond Fund    Adjustments    Combined    (14)
Investment Income
Interest                                $34,567,060   $36,369,134                 $70,936,194
----------------------------------------------------------------------------------------------
     Total Investment  Income            34,567,060    36,369,134                  70,936,194
==============================================================================================
Expenses
Advisor fees                              3,055,206     2,188,961      $262,936     5,507,103  (1)
Fund Accounting  and pricing                 77,231             0         7,769        85,000  (2)
Administrative Service Fee                  135,741       224,423      (88,330)       271,834  (3)
Audit and Legal Fees                         26,374        38,066      (39,440)        25,000  (4)
Custody fees                                 16,849        18,920       (2,027)        33,742  (5)
Distribution Class A                      1,656,589             0     1,634,252     3,290,841  (6)
Distribution Class B                        125,887       180,468        60,156       366,511  (6)
Shareholder Servicing Fees Class A                0     1,634,252   (1,634,252)             0  (7)
Shareholder Servicing Fees Class B                0        60,156      (60,156)             0  (7)
Shareholder Servicing Fees Class I                0         4,056       (4,056)             0  (7)
Printing and postage Class A                124,662       108,096             0       232,758  (8)
Printing and postage Class B                  5,058         9,522             0        14,580  (8)
Printing and postage Class I                     24           114             0           138  (8)
SEC and State Registration                   87,100        66,234      (73,334)        80,000  (9)
Transfer Agent Fees Class A                 353,209       306,272             0       659,481  (8)
Small Account Credit Fee Class A                                         (9,960)       (9,960) (15)
Transfer Agent Fees Class B                  14,331        26,979             0        41,310  (8)
Small Account Credit Fee Class B                                         (1,488)       (1,488) (15)
Transfer Agent Fees Class I                      68           323             0           391  (8)
Trustees' fees and insurance                 18,741        35,155      (38,896)        15,000  (10)
Other expenses                              (4,068)        25,217      (11,149)        10,000  (11)
----------------------------------------------------------------------------------------------
     Total Expenses Before                5,693,002     4,927,214        2,025     10,622,241
     Reimbursement
==============================================================================================
     Less Reimbursement  all Classes          (277)         (392)           669            0   (12)
     Less Reimbursement  Class B                                       (44,889)      (44,889)  (13)
     Less Reimbursement  Class I                          (4,056)         4,056            0   (12)
----------------------------------------------------------------------------------------------
     Total Net Expenses                   5,692,725     4,922,766      (38,139)    10,577,352
==============================================================================================

Net Investment Income/(Loss)            $28,874,335   $31,446,368       $38,139   $60,358,892
==============================================================================================

Average Net Assets Class A              662,635,600   653,700,800               1,316,336,400
                                              97.6%         96.1%                       96.8%
Average Net Assets Class B               12,588,700    24,062,400                  36,651,100
                                               1.9%          3.5%                        2.7%
Average Net Assets Class I                3,480,675     2,704,000                   6,184,675
                                               0.5%          0.4%                        0.5%
Total Average Assets                    678,704,975   680,467,200               1,359,172,175

----------------------------------------------------------------------------------------------
Class A Expenses                          2,134,460     2,067,386       (28,726)    4,173,120

Class B Expenses                            145,276       256,567        19,070       420,913

Class I Expenses                                 92         4,379        (3,942)          529

Shared Expenses                           3,413,174     2,598,882        15,623     6,027,679
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                   0.83%         0.70%                       0.76%

Gross Expense Ratio Class B                   1.66%         1.45%                       1.59%

Gross Expense Ratio Class I                   0.51%         0.54%                       0.45%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net  Expense Ratio Class A                                  0.70%                       0.76%

Net Expense Ratio Class B                                   1.45%                       1.47%

Net Expense Ratio Class I                                   0.39%                       0.45%
----------------------------------------------------------------------------------------------

(1)  assumes advisory fees of 45 bps for first $500 million, 40 bps for next $500 and 35 bps for over $1 billion.
(2)  assumes fund accounting fees of $60,000 and $25,000 in pricing fees.
(3)  assumes an administrative service fee of 2 bps
(4)  assume $20,000 for audit and tax services and $5,000 for legal
(5)  assumes 1/20th of a basis point for custody and 5000 trades at $5
(6)  assumes a distribution fee of 25 bps for Class A and 100 bps for Class B
(7)  assumes a discontinuation of the shareholder servicing fee
(8)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged.
(9)  assumes the same number of states with one filing fee
(10) assumes combined expenses of existing funds adjusted for slight decrease.
(11) assumes combined expenses of existing funds adjusted for slight decrease.
(12) adjustment to reflect discontinuation of the pre-merger expense reimbursement for all share classes
(13) adjustment to reflect expense reimbursement by the investment adviser for Class B shares
(14) Lutheran Brotherhood Municipal Bond Fund is the accounting survivor.
(15) assumes a $12 annual fee for any account under its minimum account balance

Statement of Assets and Liabilities                                                          AAL Money
 as of  October 31, 2003                                            Lutheran                Market Fund
                                                      AAL Money    Brotherhood   Pro-Forma  Pro-Forma
                                                     Market Fund  Market Money  Adjustments  Combined/1/
                                                                      Fund
Assets:
Investments at cost                                  $418,743,567  $520,851,127             $939,594,694
Investments at value                                  418,743,567   520,851,127             939,594,694

Cash                                                        7,539     1,641,669              1,649,208
Dividends and interest receivable                          49,465        76,630                126,095
Receivable for trust shares sold                        1,566,141     2,743,446              4,309,587
-------------------------------------------------------------------------------------------------------
 Total Assets                                         420,366,712   525,312,872             945,679,584
=======================================================================================================

Liabilities
Payable for investments purchased                       1,885,598     2,278,969              4,164,567
Accrued expenses                                           87,488       572,791                660,279
Distribution payable                                        6,308         2,146                  8,454
Payable for trust shares redeemed                       1,735,615     2,173,092              3,908,707
Payable to affiliate                                      195,011       187,195                382,206
-------------------------------------------------------------------------------------------------------
Total Liabilities                                       3,910,020     5,214,193              9,124,213
=======================================================================================================

Net Assets
Trust capital                                         416,421,481   520,098,679             936,520,160
Accumulated undistributed net investment                   35,211             0                 35,211
income/(loss)
-------------------------------------------------------------------------------------------------------
Total Net Assets                                     $416,456,692  $520,098,679             $936,555,371
=======================================================================================================

Class A share capital                                $301,766,074  $500,265,347             $802,031,421
  Shares of beneficial interest outstanding           301,766,074   500,265,347 500,265,347 802,031,421
  (Class A)
   Net Asset Value per share                                $1.00         $1.00                  $1.00

Class B share capital                                  $2,278,123    $1,095,202             $3,373,325
  Shares of beneficial interest outstanding             2,278,123     1,095,202   1,095,202  3,373,325
  (Class B)
   Net Asset Value per share                                $1.00         $1.00                  $1.00

Institutional Class share capital                    $112,412,495   $18,738,130             $131,150,625
  Shares of beneficial interest outstanding           112,412,495    18,738,130  18,738,130 131,150,625
(Institutional Class)
   Net Asset Value per share                                $1.00         $1.00                  $1.00

/1/ AAL Money Market Fund is the accounting survivor.

Statement of Operations
For the year ended October 31, 2003                                               AAL Money
                                                        Lutheran                  Market Fund
                                          AAL Money    Brotherhood  Pro-Forma     Pro-Forma
                                         Market Fund      Money    Adjustments    Combined     (15)
                                                         Market
Investment Income
Dividends                                     $11,279                                 $11,279
Interest                                    5,981,546   $7,964,597                 13,946,143
----------------------------------------------------------------------------------------------
     Total Investment  Income               5,992,825    7,964,597                 13,957,422
==============================================================================================
Expenses
Advisor fees                                2,264,617    1,474,356     $738,474     4,477,447 (1)
Fund Accounting  and pricing                   52,526            0       12,474        65,000 (2)
Administrative Service Fee                          0      176,652       29,202       205,854 (3)
Audit and Legal Fees                           18,613       39,719      (8,332)        50,000 (4)
Custody fees                                   22,744       83,048     (51,295)        54,497 (5)
Distribution Fee Class A                      435,126            0      709,166     1,144,292 (6)
Distribution Fee Class B                       23,682            0       11,753        35,435 (6)
Shareholder Servicing Fees Class A                  0    1,418,332  (1,418,332)             0 (7)
Shareholder Servicing Fees Class B                  0        3,358      (3,358)             0 (7)
Shareholder Servicing Fees Class I                  0       46,556     (46,556)             0 (7)
Printing and postage Class A                   37,787      488,824      264,509       791,120 (8)
Printing and postage Class B                      457        2,080        3,199         5,736 (8)
Printing and postage Class I                       75          408          525         1,008 (8)
SEC and State Registration                     88,304      134,568    (137,872)        85,000 (9)
Transfer Agent Fees Class A                   793,527    1,283,163            0     2,076,690 (8)
Small Account Credit Fee Class A                                       (78,696)       (78,696)(16)
Transfer Agent Fees Class B                     9,597        5,460            0        15,057 (8)
Small Account Credit Fee Class B                                        (1,092)        (1,092)(16)
Transfer Agent Fees Class I                     1,575        1,071            0         2,646 (8)
Trustees' fees and insurance                    6,808       34,169        4,023        45,000 (10)
Other expenses                                (5,633)       24,645        5,988        25,000 (11)
----------------------------------------------------------------------------------------------
     Total Expenses Before                  3,749,805    5,216,409       33,780     8,999,994
     Reimbursement
==============================================================================================
     Less Reimbursement all Classes         (438,610)    (501,624)     (89,037)   (1,029,271) (12)
         Less Reimbursement Class B                                    (36,024)      (36,024) (13)
         Less Reimbursement Class I                       (46,556)       46,556             0 (14)
----------------------------------------------------------------------------------------------
     Total Net Expenses                     3,311,195    4,668,229      (44,743)    7,934,681
==============================================================================================

Net Investment Income/(Loss)               $2,681,630   $3,296,368    ($10,961)    $6,022,740
==============================================================================================

Average Net Assets Class A                348,100,800  567,332,800                915,433,600
                                                81.1%        94.6%                      88.9%
Average Net Assets Class B                  2,706,514    1,343,200                  4,049,714
                                                 0.6%         0.2%                       0.4%
Average Net Assets Class I                 78,750,000   31,037,333                109,787,333
                                                18.3%         5.2%                      10.7%
Total Average Assets                      429,557,314  599,713,333              1,029,270,648

----------------------------------------------------------------------------------------------
Class A Expenses                            1,266,440    3,101,776  (1,579,102)     2,789,114

Class B Expenses                               33,736        7,344      14,056         55,136

Class I Expenses                                1,650       47,627     (45,623)         3,654

Shared Expenses                             2,447,979    2,059,662   1,644,450      6,152,091
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                     0.93%        0.89%                      0.91%

Gross Expense Ratio Class B                     1.82%        0.89%                      1.97%

Gross Expense Ratio Class I                     0.57%        0.50%                      0.60%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Expense Ratio Class A                       0.83%        0.81%                      0.81%

Net Expense Ratio Class B                       1.42%        0.81%                      0.98%

Net Expense Ratio Class I                       0.47%        0.26%                      0.50%
----------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 50 bps on first $500 million in assets, 40 bps on next $250 and
     35 bps after $750 million.
(2)  assumes fund accounting fees of $60,000 and $5,000 in pricing fees.
(3)  assumes an administrative service fee of 2 bps
(4)  assume $35,000 for audit and tax services and $15,000 for legal
(5)  assumes 1/20th of a basis point for custody and 5000 trades at $5
(6)  assumes a distribution fee of 12.5 bps for Class A and 87.5 bps for Class B
(7)  assumes a discontinuation of the shareholder servicing fee
(8)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged.
(9)  assumes the same number of states with one filing fee
(10) assumes combined expenses of existing funds adjusted for slight increase.
(11) assumes combined expenses of existing funds adjusted for slight increase.
(12) adjustment to reflect expense reimbursement of 10 bps by the investment adviser for all share classes
(13) adjustment to reflect an additional expense reimbursement of 89 bps by the investment adviser for Class B shares
(14) adjustment for discontinuation of the Institutional class reimbursement of the shareholder servicing fee
(15) AAL Money Market Fund is the accounting survivor
(16) assumes a $12 annual fee for any account under its minimum account balance

Statement of Asset and Liabilities
 as of  October 31, 2003
                                                                                              Thrivent
                                                                                              Mid Cap
                                                      Lutheran      Lutheran                  Growth Fund
                                                     Brotherhood  Brotherhood    Pro-Forma    Pro-Forma
                                                     Opportunity    Mid Cap      Adjustments/1/ Combined/2/
                                                     Growth Fund  Growth Fund
Assets:
Investments at cost                                  $130,864,941 $123,265,653               $254,130,594
Investments at value                                  157,086,677  149,973,268                307,059,945

Cash                                                       20,410       45,090                     65,500
Dividends and interest receivable                          25,827       16,047                     41,874
Prepaid expenses                                               26            0                         26
Receivable for investments sold                         1,284,283       73,897                  1,358,180
Receivable for trust shares sold                           81,594       32,236                    113,830
---------------------------------------------------------------------------------------------------------
 Total Assets                                         158,498,817  150,140,538                308,639,355
=========================================================================================================

Liabilities
Payable for investments purchased                         517,327      675,743                  1,193,070
Accrued expenses                                          199,657      170,198                    369,855
Payable for trust shares redeemed                          64,879       92,327                    157,206
Payable to affiliate                                      108,376       93,800                    202,176
---------------------------------------------------------------------------------------------------------
Total Liabilities                                         890,239    1,032,068                  1,922,307
=========================================================================================================

Net Assets
Trust capital                                         175,318,294  195,761,479                371,079,773
Accumulated undistributed net investment                  (3,617)      (6,869)                   (10,486)
income/(loss)
Accumulated undistributed net realized gain (loss)   (43,927,835) (73,353,755)              (117,281,590)
Net unrealized appreciation/(depreciation) on:
                                    Investments        26,221,736   26,707,615                 52,929,351
---------------------------------------------------------------------------------------------------------
Total Net Assets                                     $157,608,578 $149,108,470               $306,717,048
=========================================================================================================

Class A share capital                                $113,116,436 $136,808,195               $249,924,631
  Shares of beneficial interest outstanding             9,156,225   15,261,190   (11,073,958)  20,230,183
  (Class A)
   Net Asset Value per share                               $12.35        $8.96                     $12.35
   Maximum public offering price                           $13.07        $9.48                     $13.07

Class B share capital                                 $37,234,218  $11,616,511                $48,850,729
  Shares of beneficial interest outstanding             3,160,935    1,356,809      (986,164)   4,147,099
  (Class B)
   Net Asset Value per share                               $11.78        $8.56                     $11.78

Institutional Class share capital                      $7,257,924     $683,764                 $7,941,688
  Shares of beneficial interest outstanding               563,722       73,296       (53,129)     616,851
(Institutional Class)
   Net Asset Value per share                               $12.87        $9.33                     $12.87

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization
/2/ Lutheran Brotherhood Mid Cap Growth Fund is accounting survivor.

Statement of Operations
For the year ended October 31, 2003                                              Thrivent
                                                                                 Mid Cap
                                                                                 Growth Fund
                                          Lutheran     Lutheran     Pro-Forma    Pro-Forma
                                        Brotherhood   Brotherhood  Adjustments    Combined  (15)
                                          Mid Cap     Opportunity
                                        Growth Fund   Growth Fund
Investment Income
Dividends                                   $414,329      $319,642                   $733,971
Interest                                      77,106        68,744                   $145,850
Foreign dividend tax withholding             (1,407)       (2,544)                   ($3,951)
----------------------------------------------------------------------------------------------
     Total Investment  Income                490,028       385,842                    875,870
==============================================================================================

Expenses
Advisor fees                                 585,673       598,513   (104,275)      1,079,911  (1)
Fund Accounting  and pricing                       0             0      55,000         55,000  (2)
Administrative Service Fee                    74,311        72,815    (95,417)         51,709  (3)
Audit and Legal Fees                          17,643        16,995    (14,638)         20,000  (4)
Custody fees                                  12,184        18,693      46,687         77,564  (5)
Distribution Class A                               0             0     516,679        516,679  (6)
Distribution Class B                         245,517        75,300     106,939        427,756  (6)
Printing and postage Class A                 183,306       246,366           0        429,672  (7)
Printing and postage Class B                 134,808        58,542           0        193,350  (7)
Printing and postage Class I                     210            78           0            288  (7)
SEC and State Registration                    33,575        40,077    (33,652)         40,000  (8)
Shareholder Servicing Fees Class A           233,693       282,986   (516,679)              0  (9)
Shareholder Servicing Fees Class B            81,839        25,100   (106,939)              0  (9)
Shareholder Servicing Fees Class I            11,558         2,090    (13,648)              0  (9)
Transfer Agent Fees Class A                  458,265       615,915           0      1,074,180  (7)
Small Account Fee Credit Class A                   0             0   (234,216)      (234,216) (10)
Transfer Agent Fees Class B                  337,020       146,355           0        483,375  (7)
Small Account Fee Credit Class B                   0             0    (37,884)       (37,884) (10)
Transfer Agent Fees Class I                      525           195           0            720  (7)
Trustees' fees and insurance                  15,129        14,252     (9,381)         20,000 (11)
Other expenses                                 6,594         6,547      11,859         25,000 (12)
----------------------------------------------------------------------------------------------
     Total Expenses Before                 2,431,850     2,220,819   (429,565)      4,223,104
Reimbursement
==============================================================================================
     Less Reimbursement all Classes         (86,319)         (867)      87,186             0   (13)
     Less Reimbursement Class B                                      (143,218)      (142,218)  (14)
----------------------------------------------------------------------------------------------
     Total Net Expenses                    2,345,531     2,219,952   (485,597)      4,079,886
==============================================================================================

Net Investment Income/(Loss)            ($1,855,503)  ($1,834,110)     485,597   ($3,204,016)
==============================================================================================

----------------------------------------------------------------------------------------------
Average Net Assets Class A                93,477,200   113,194,400                206,671,600
                                               69.8%         90.8%                      79.9%
Average Net Assets Class B                32,735,600    10,040,000                 42,775,600
                                               24.4%          8.1%                      16.6%
Average Net Assets Class I                 7,705,333     1,393,333                  9,098,667
                                                5.8%          1.1%                       3.5%
Total Average Assets                     133,918,133   124,627,733                258,545,867

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A Expenses                           1,010,865     1,252,261   (476,811)      1,786,315

Class B Expenses                             599,521       186,372    280,704       1,066,597

Class I Expenses                              12,083         2,285    (13,360)          1,008

Shared Expenses                              809,381       779,901   (220,098)      1,369,184
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Gross Expense Ratio Class A                    1.69%         1.73%                      1.41%

Gross Expense Ratio Class B                    2.44%         2.48%                      3.04%

Gross Expense Ratio Class I                    0.76%         0.79%                      0.56%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Expense Ratio Class A                                                               1.41%

Net Expense Ratio Class B                                                               2.69%

Net Expense Ratio Class I                                                               0.56%
----------------------------------------------------------------------------------------------

(1)  assumes an advisory fee of 45 bps on first $100 million in assets, 40 bps on next $150 million, 35 bps on the next $250 million, 30 bps on the next $500 million and 25 bps after $1 billion
(2)  assumes fund accounting fees of $50,000 and $5,000 in pricing fees
(3)  assumes an administrative service fee of 2 bps
(4)  assume $15,000 for audit and tax services and $5,000 for legal
(5)  assumes 1/20th of a basis point for custody and 5000 trades at $5
(6)  assumes a distribution fee of 25 bps for Class A and 100 bps for Class B
(7)  Transfer agent and Printing and Postage expenses in the pre-merger Financial statements have been re-stated to reflect an update in the rates charged
(8)  assumes the same number of states with one filing fee
(9)  assumes a discontinuation of the shareholder servicing fee
(10) assumes a $12 annual fee for any account under its minimum account balance
(11) assumes combined expenses of existing funds adjusted for slight decrease
(12) assumes combined expenses of existing funds adjusted for slight increase
(13) adjustment to reflect discontinuation of the pre-merger expense reimbursement by the investment adviser for all share classes
(14) adjustment to reflect expense limit 2.69% by the investment adviser for Class B shares
(15) Lutheran Brotherhood Mid Cap Growth Fund is accounting survivor.

                                              The AAL Aggressive Growth Fund
                                       Schedule of Investments as of October 31, 2003

The AAL Aggressive                                    The AAL Aggressive    The AAL Aggressive          Lutheran Brotherhood
  Growth Fund                                               Growth Fund         Growth Fund                 Growth Fund
    Pro-Forma                                                 Pro-Forma
    Combined/1/                                               Combined/1/
     Shares    Common Stock - 97.9%                            Value        Shares       Value       Shares        Value
   Communications Services - 1.3%
        23,150 AT&T Wireless Services, Inc.                    $167,838        11,800     $85,550       11,350      $82,288
        19,050 Nextel Communications, Inc.                      461,010         9,700     234,740        9,350      226,270
        13,100 Sprint Corporation (PCS Group)                    56,985         6,600      28,710        6,500       28,275
         5,000 Verizon Communications, Inc.                     168,000         2,550      85,680        2,450       82,320
        10,050 Vodafone Group plc ADR                           212,557         5,150     108,922        4,900      103,635
                        Total Communications Services         1,066,390                   543,602                   522,788

   Consumer Discretionary - 16.1%
         5,350 Abercrombie & Fitch Company                      152,475         2,700      76,950        2,650       75,525
         7,250 Amazon.com, Inc.                                 394,545         3,700     201,354        3,550      193,191
         1,700 AutoZone, Inc.                                   163,370           850      81,685          850       81,685
        11,700 Bed Bath & Beyond, Inc.                          494,208         5,850     247,104        5,850      247,104
        10,000 Best Buy Company, Inc.                           583,100         5,100     297,381        4,900      285,719
         1,800 Centex Corporation                               175,500           900      87,750          900       87,750
         9,350 Clear Channel Communications, Inc.               381,667         4,750     193,895        4,600      187,772
        21,585 Comcast Corporation                              704,103        10,935     356,700       10,650      347,403
         9,645 Cox Communications, Inc.                         328,605         4,895     166,773        4,750      161,832
        13,400 eBay, Inc.                                       749,596         6,800     380,392        6,600      369,204
         8,550 EchoStar Communications Corporation              327,636         4,350     166,692        4,200      160,944
         3,950 Fox Entertainment Group, Inc.                    109,415         2,000      55,400        1,950       54,015
         2,050 Gannett Company, Inc.                            172,426         1,050      88,316        1,000       84,110
        10,400 Gap, Inc.                                        198,432         5,300     101,124        5,100       97,308
         3,200 General Motors Corporation                       136,544         1,600      68,272        1,600       68,272
         4,900 Harley-Davidson, Inc.                            232,309         2,500     118,525        2,400      113,784
         3,550 Hollywood Entertainment Corporation               53,960         1,800      27,360        1,750       26,600
        31,320 Home Depot, Inc.                               1,161,032        15,920     590,154       15,400      570,878
        15,250 InterActiveCorp                                  559,827         7,750     284,502        7,500      275,325
         8,600 International Game Technology                    281,650         4,400     144,100        4,200      137,550
         1,900 Johnson Controls, Inc.                           204,308           950     102,154          950      102,154
        10,500 Kohl's Corporation                               588,734         5,350     299,974        5,150      288,760
         1,900 Lennar Corporation                               174,516           950      87,258          950       87,258
        20,252 Liberty Media Corporation                        204,343        10,386     104,795        9,866       99,548
        12,380 Lowe's Companies, Inc.                           729,554         6,350     374,206        6,030      355,348
         1,950 Michaels Stores, Inc.                             92,566         1,000      47,470          950       45,096
         3,450 NIKE, Inc.                                      $220,455         1,750    $111,825        1,700     $108,630
         5,400 Omnicom Group, Inc.                              430,920         2,750     219,450        2,650      211,470
        14,000 Staples, Inc.                                    375,480         7,250     194,445        6,750      181,035
         8,050 Starbucks Corporation                            254,380         4,200     132,720        3,850      121,660
        13,600 Target Corporation                               540,464         6,900     274,206        6,700      266,258
        27,340 Time Warner, Inc.                                418,029        13,995     213,984       13,345      204,045
         9,350 TJX Companies, Inc.                              196,256         4,750      99,702        4,600       96,554
         4,600 Tribune Company                                  225,630         2,350     115,268        2,250      110,362
         9,050 Univision Communications, Inc.                   307,248         4,600     156,170        4,450      151,078
        20,233 Viacom, Inc.                                     806,689        10,290     410,262        9,943      396,427
        18,400 Walt Disney Company                              416,576         9,400     212,816        9,000      203,760
         3,600 Yum! Brands, Inc.                                122,904         1,850      63,159        1,750       59,745
                         Total Consumer Discretionary        13,669,452                 6,954,293                 6,715,159

   Consumer Staples - 7.8%
         6,350 Altria Group, Inc.                               295,275         3,250     151,125        3,100      144,150
         6,200 Anheuser-Busch Companies, Inc.                   305,412         3,150     155,169        3,050      150,243
        11,550 Coca-Cola Company                                535,920         5,900     273,760        5,650      262,160
         7,550 Colgate-Palmolive Company                        401,585         3,850     204,782        3,700      196,803
         4,250 Costco Wholesale Corporation                     150,323         2,150      76,046        2,100       74,277
         7,340 Gillette Company                                 234,146         3,800     121,220        3,540      112,926
        21,800 PepsiCo, Inc.                                  1,042,476        11,150     533,193       10,650      509,283
        10,800 Procter & Gamble Company                       1,061,532         5,500     540,595        5,300      520,937
         5,900 SYSCO Corporation                                198,594         3,000     100,980        2,900       97,614
        31,800 Wal-Mart Stores, Inc.                          1,874,610        16,250     957,938       15,550      916,672
        16,440 Walgreen Company                                 572,441         8,400     292,488        8,040      279,953
                               Total Consumer Staples         6,672,314                 3,407,296                 3,265,018

   Energy - 2.9%
         4,894 Apache Corporation                               341,209         2,502     174,439        2,392      166,770
         7,500 Baker Hughes, Inc.                               211,950         3,850     108,801        3,650      103,149
         5,750 BJ Services Company                              188,657         2,900      95,149        2,850       93,508
         2,450 Burlington Resources, Inc.                       119,168         1,250      60,800        1,200       58,368
        13,600 Chesapeake Energy Corporation                    162,248         6,900      82,317        6,700       79,931
         5,950 ENSCO International, Inc.                        156,783         3,050      80,368        2,900       76,415
         3,850 EOG Resources, Inc.                              162,239         2,000      84,280        1,850       77,959
         5,920 Exxon Mobil Corporation                          216,554         3,050     111,569        2,870      104,985
         8,250 Halliburton Company                              197,010         4,300     102,684        3,950       94,326
         3,750 Nabors Industries, Ltd.                          141,750         1,900      71,820        1,850       69,930
         3,830 Schlumberger, Ltd.                               179,896         1,950      91,592        1,880       88,304
         9,705 Smith International, Inc.                        361,317         4,955     184,475        4,750      176,842
                                         Total Energy         2,438,781                 1,248,294                 1,190,487

   Financials - 12.0%
         5,700 ACE, Ltd.                                       $205,200         2,900    $104,400        2,800     $100,800
         2,570 AFLAC, Inc.                                       93,754         1,320      48,154        1,250       45,600
         1,600 Allstate Corporation                              63,200           800      31,600          800       31,600
        11,250 American Express Company                         527,963         5,700     267,501        5,550      260,462
        18,150 American International Group, Inc.             1,104,064         9,200     559,636        8,950      544,428
         4,200 Bank of America Corporation                      318,066         2,150     162,820        2,050      155,246
         5,900 Bank of New York Company, Inc.                   184,021         3,000      93,570        2,900       90,451
         1,750 Bear Stearns Companies, Inc.                     133,437           900      68,625          850       64,812
         4,550 Capital One Financial Corporation                276,640         2,300     139,840        2,250      136,800
        15,900 Charles Schwab Corporation                       215,604         8,050     109,158        7,850      106,446
        37,236 Citigroup, Inc.                                1,764,986        18,840     893,016       18,396      871,970
         9,265 Federal National Mortgage Corporation            664,208         4,715     338,018        4,550      326,190
         1,050 FleetBoston Financial Corporation                 42,409           550      22,214          500       20,195
         4,600 Friedman, Billings, Ramsey Group, Inc.            91,632         2,350      46,812        2,250       44,820
         7,020 Goldman Sachs Group, Inc.                        659,178         3,520     330,528        3,500      328,650
         6,595 J.P. Morgan Chase & Company                      236,761         3,350     120,265        3,245      116,496
         4,980 Lehman Brothers Holdings, Inc.                   358,560         2,600     187,200        2,380      171,360
         5,090 Marsh & McLennan Companies, Inc.                 217,598         2,600     111,150        2,490      106,448
        22,205 MBNA Corporation                                 549,573        11,550     285,862       10,655      263,711
         3,600 Mellon Financial Corporation                     107,532         1,850      55,260        1,750       52,272
         8,250 Merrill Lynch & Company, Inc.                    488,400         4,200     248,640        4,050      239,760
         8,850 Morgan Stanley and Company                       485,600         4,600     252,402        4,250      233,198
        12,750 SLM Corporation                                  499,290         6,500     254,540        6,250      244,750
         6,150 State Street Corporation                         322,014         3,200     167,552        2,950      154,462
         5,200 Wachovia Corporation                             238,524         2,650     121,556        2,550      116,968
         6,600 Wells Fargo & Company                            371,712         3,350     188,672        3,250      183,040
                                     Total Financials        10,219,926                 5,208,991                 5,010,935

   Health Care - 17.8%
        12,860 Abbott Laboratories                              548,093         6,550     279,161        6,310      268,932
         3,750 AdvancePCS, Inc.                                 193,013         1,900      97,793        1,850       95,220
         3,250 Aetna, Inc.                                      186,582         1,650      94,726        1,600       91,856
         2,800 Allergan, Inc.                                   211,736         1,450     109,649        1,350      102,087
        26,600 Amgen, Inc.                                    1,642,816        13,550     836,848       13,050      805,968
         2,150 Anthem, Inc.                                     147,125         1,100      75,273        1,050       71,852
         1,300 Barr Laboratories, Inc.                           99,800           650      49,900          650       49,900
         3,250 Becton, Dickinson and Company                    118,820         1,650      60,324        1,600       58,496
         2,850 Biomet, Inc.                                     102,201         1,450      51,997        1,400       50,204
        10,250 Boston Scientific Corporation                    694,130         5,200     352,144        5,050      341,986
         5,060 Cardinal Health, Inc.                            300,260         2,595     153,987        2,465      146,273
         2,950 Cephalon, Inc.                                   138,532         1,500      70,440        1,450       68,092
         2,550 Chiron Corporation                               139,307         1,300      71,019        1,250       68,288
         9,500 Eli Lilly and Company                           $632,890         4,850    $323,107        4,650     $309,783
         9,590 Forest Laboratories, Inc.                        479,596         4,890     244,549        4,700      235,047
         6,550 Genentech, Inc.                                  536,904         3,350     274,600        3,200      262,304
         4,600 Genzyme Corporation                              211,140         2,350     107,865        2,250      103,275
         6,300 Gilead Sciences, Inc.                            343,854         3,200     174,656        3,100      169,198
        25,808 Johnson & Johnson                              1,298,917        13,100     659,323       12,708      639,594
         3,150 MedImmune, Inc.                                   83,979         1,600      42,656        1,550       41,323
        23,480 Medtronic, Inc.                                1,069,984        11,930     543,650       11,550      526,334
        10,550 Merck & Company, Inc.                            466,838         5,350     236,738        5,200      230,100
         4,425 Mylan Laboratories, Inc.                         106,864         2,250      54,338        2,175       52,526
        80,025 Pfizer, Inc.                                   2,528,790        40,735   1,287,226       39,290    1,241,564
         3,150 St. Jude Medical, Inc.                           183,204         1,600      93,056        1,550       90,148
         2,850 Stryker Corporation                              231,164         1,450     117,610        1,400      113,554
         6,750 Teva Pharmaceutical Industries, Ltd.             384,007         3,450     196,270        3,300      187,737
        14,500 UnitedHealth Group, Inc.                         737,760         7,350     373,968        7,150      363,792
         3,550 WellPoint Health Networks, Inc.                  315,595         1,800     160,020        1,750      155,575
        15,560 Wyeth Corporation                                686,818         7,910     349,147        7,650      337,671
         4,900 Zimmer Holdings, Inc.                            312,669         2,500     159,525        2,400      153,144
                                    Total Health Care        15,133,388                 7,701,565                 7,431,823

   Industrials - 7.6%
        10,500 3M Company                                       828,134         5,350     421,954        5,150      406,180
         6,800 Allied Waste Industries, Inc.                     76,704         3,450      38,916        3,350       37,788
         3,450 Apollo Group, Inc.                               219,179         1,750     111,178        1,700      108,001
         3,650 Boeing Company                                   140,488         1,850      71,206        1,800       69,282
         2,850 Career Education Corporation                     152,618         1,450      77,648        1,400       74,970
         2,850 Caterpillar, Inc.                                208,848         1,450     106,256        1,400      102,592
        12,750 Cendant Corporation                              260,483         6,500     132,795        6,250      127,688
         5,250 Continental Airlines, Inc.                       100,275         2,650      50,615        2,600       49,660
         1,500 Corinthian Colleges, Inc.                         92,880           750      46,440          750       46,440
         2,550 Deere & Company                                  154,581         1,300      78,806        1,250       75,775
         2,200 Dover Corporation                                 85,844         1,100      42,922        1,100       42,922
         2,150 Emerson Electric Company                         122,013         1,100      62,425        1,050       59,588
         3,200 FedEx Corporation                                242,432         1,650     125,004        1,550      117,428
        70,670 General Electric Company                       2,050,136        35,850   1,040,008       34,820    1,010,128
         1,850 Illinois Tool Works, Inc.                        136,067           950      69,872          900       66,195
         1,850 Ingersoll-Rand Company                           111,740           950      57,380          900       54,360
         4,900 Lockheed Martin Corporation                      227,164         2,500     115,900        2,400      111,264
         2,750 Monster Worldwide, Inc.                           70,042         1,400      35,658        1,350       34,384
           500 Northrop Grumman Corporation                      44,700           250      22,350          250       22,350
         7,600 Northwest Airlines Corporation                   104,044         3,850      52,706        3,750       51,338
         2,400 Overnite Corporation                              53,184         1,050      23,268        1,350       29,916
        11,900 Tyco International, Ltd.                         248,472         6,050     126,324        5,850      122,148
         5,600 United Parcel Service, Inc.                      406,112         2,900     210,308        2,700      195,804
         3,840 United Technologies Corporation                  325,210         1,950     165,146        1,890      160,064
                                    Total Industrials         6,461,350                 3,285,085                 3,176,265

   Information Technology - 31.9%
         6,000 Accenture, Ltd.                                  140,400         3,050      71,370        2,950       69,030
        29,400 ADC Telecommunications, Inc.                      74,970        14,900      37,995       14,500       36,975
         4,400 Adobe Systems, Inc.                              192,896         2,250      98,640        2,150       94,256
         5,400 Advanced Micro Devices, Inc.                      82,080         2,750      41,800        2,650       40,280
         7,400 Alcatel SA ADR                                    97,532         3,750      49,425        3,650       48,107
         6,700 Amdocs, Ltd.                                     143,782         3,400      72,964        3,300       70,818
        11,510 Analog Devices, Inc.                             510,238         5,860     259,774        5,650      250,464
         4,050 Apple Computer, Inc.                              92,704         2,050      46,924        2,000       45,780
        39,350 Applied Materials, Inc.                          919,610        19,950     466,232       19,400      453,378
         8,750 ASML Holding NV ADR                              153,563         4,450      78,098        4,300       75,465
        11,900 BEA Systems, Inc.                                165,410         6,050      84,095        5,850       81,315
         9,250 BMC Software, Inc.                               160,765         4,700      81,686        4,550       79,079
         4,800 Broadcom Corporation                             153,360         2,450      78,278        2,350       75,082
        18,200 Brocade Communications Systems, Inc.             119,210         9,300      60,915        8,900       58,295
         6,900 Check Point Software Technologies, Ltd.          117,231         3,500      59,465        3,400       57,766
       116,650 Cisco Systems, Inc.                            2,447,317        59,650   1,251,457       57,000    1,195,860
         2,450 Cognos, Inc.                                      84,452         1,250      43,088        1,200       41,364
         2,850 Computer Associates International, Inc.           67,032         1,450      34,104        1,400       32,928
         3,250 Computer Sciences Corporation                    128,765         1,650      65,373        1,600       63,392
         7,250 Cypress Semiconductor Corporation                155,585         3,750      80,475        3,500       75,110
        46,900 Dell, Inc.                                     1,694,028        23,800     859,656       23,100      834,372
         3,810 Electronic Arts, Inc.                            377,342         1,960     194,118        1,850      183,224
         3,950 Electronics for Imaging, Inc.                    107,045         2,050      55,555        1,900       51,490
        56,680 EMC Corporation                                  784,451        28,850     399,284       27,830      385,167
         3,850 Emulex Corporation                               109,032         1,950      55,224        1,900       53,808
        21,150 First Data Corporation                           755,055        10,800     385,560       10,350      369,495
         4,900 Fiserv, Inc.                                     173,068         2,450      86,534        2,450       86,534
        10,650 Flextronics International, Ltd.                  149,100         5,450      76,300        5,200       72,800
        13,534 Hewlett-Packard Company                          301,944         6,900     153,939        6,634      148,005
        82,200 Intel Corporation                              2,716,714        41,900   1,384,795       40,300    1,331,919
         9,940 International Business Machines                  889,431         5,050     451,874        4,890      437,557
               Corporation
         2,700 Internet Security Systems, Inc.                   44,307         1,500      24,615        1,200       19,692
         2,600 Intuit, Inc.                                     129,948         1,300      64,974        1,300       64,974
         7,200 Jabil Circuit, Inc.                              200,520         3,650     101,652        3,550       98,868
         9,250 JDS Uniphase Corporation                          32,837         4,700      16,685        4,550       16,152
         2,900 KLA-Tencor Corporation                           166,257         1,500      85,995        1,400       80,262
         2,850 Lexmark International, Inc.                      209,788         1,450     106,734        1,400      103,054
        11,250 Linear Technology Corporation                    479,363         5,750     245,008        5,500      234,355
        79,100 Lucent Technologies, Inc.                        253,120        40,450     129,440       38,650      123,680
         2,600 Marvell Technology Group, Ltd.                  $114,062         1,300     $57,031        1,300      $57,031
        10,150 Maxim Integrated Products, Inc.                  504,556         5,200     258,492        4,950      246,064
         5,400 Microchip Technology, Inc.                       176,634         2,750      89,952        2,650       86,682
       114,900 Microsoft Corporation                          3,004,632        58,350   1,525,850       56,550    1,478,782
        10,300 Motorola, Inc.                                   139,358         5,250      71,032        5,050       68,326
        27,250 Nasdaq (100) Index Tracking Stock                959,745        14,150     498,363       13,100      461,382
         5,790 Network Appliance, Inc.                          142,897         2,950      72,806        2,840       70,091
         5,050 Network Associates, Inc.                          70,346         2,600      36,218        2,450       34,128
        34,315 Nokia Corporation ADR                            583,011        17,565     298,429       16,750      284,582
        45,350 Nortel Networks Corporation                      201,808        23,000     102,350       22,350       99,458
         6,150 Novellus Systems, Inc.                           253,933         3,100     127,999        3,050      125,934
        57,170 Oracle Corporation                               683,753        29,000     346,840       28,170      336,913
         9,300 Paychex, Inc.                                    361,956         4,750     184,870        4,550      177,086
        11,300 PeopleSoft, Inc.                                 234,588         5,750     119,370        5,550      115,218
        11,600 QUALCOMM, Inc.                                   551,000         5,900     280,250        5,700      270,750
         7,100 SAP AG                                           259,434         3,600     131,544        3,500      127,890
         3,000 Semtech Corporation                               66,600         1,550      34,410        1,450       32,190
        17,950 Siebel Systems, Inc.                             225,990         9,150     115,198        8,800      110,792
         8,050 Skyworks Solutions, Inc.                          69,069         4,100      35,178        3,950       33,891
         2,050 Storage Technology Corporation                    49,405         1,050      25,305        1,000       24,100
         4,200 Symantec Corporation                             279,930         2,150     143,298        2,050      136,632
        21,452 Taiwan Semiconductor Manufacturing               237,259        10,874     120,266       10,578      116,993
               Company, Ltd. ADR
         2,600 Tech Data Corporation                             85,592         1,350      44,442        1,250       41,150
        24,100 Texas Instruments, Inc.                          696,972        12,250     354,270       11,850      342,702
         7,150 Unisys Corporation                               109,824         3,600      55,296        3,550       54,528
        13,000 United Microelectronics Corporation               68,250         6,600      34,650        6,400       33,600
               ADR
         7,500 VeriSign, Inc.                                   119,025         3,800      60,306        3,700       58,719
        17,650 VERITAS Software Corporation                     638,047         8,950     323,542        8,700      314,505
         9,820 Xilinx, Inc.                                     311,294         5,000     158,500        4,820      152,794
         8,350 Yahoo!, Inc.                                     364,895         4,250     185,725        4,100      179,170
                         Total Information Technology        27,144,117                13,831,882                13,312,235

   Materials - 0.3%
         3,050 Alcoa, Inc.                                       96,289         1,550      48,934        1,500       47,355
         3,800 Peabody Energy Corporation                       126,654         1,950      64,994        1,850       61,660
                                      Total Materials           222,943                   113,928                   109,015

   Miscellaneous - 0.2%
         2,300 S&P 400 Mid-Cap Depository Receipts              231,334         1,200     120,696        1,100      110,638
                                  Total Miscellaneous           231,334                   120,696                   110,638

                                   Total Common Stock        83,259,995                42,415,632                40,844,363
                                          (cost $74,862,663)

The AAL Aggressive
 Growth Fund/1/                                       The AAL Aggressive    The AAL Aggressive          Lutheran Brotherhood
  Pro-Forma                                                  Growth Fund/1/     Growth Fund                  Growth Fund
    Combined                                                  Pro-Forma
    Principal                                                 Combined    Principal                Principal
     Amount    Short-Term Investments - 2.1%                   Value        Amount       Value       Amount        Value

    $1,000,000 Amsterdam Funding Corporation  1.050 11/3/2003  $999,942             0          $0    1,000,000     $999,942
       784,049 The AAL Money Market Fund      0.528 11/1/2003   784,049       784,049     784,049            0            0

                         Total Short-Term Investments         1,783,991                   784,049                   999,942
                          (at amortized cost)

                          Total Investments                 $85,043,986                $43,199,681              $41,844,305
                          (cost $76,646,654)

/1/ Lutheran Brotherhood Growth Fund is the accounting survivor.

                                                The AAL International Fund
                                       Schedule of Investments as of October 31, 2003

    The AAL                                                  The AAL             The AAL               Lutheran Brotherhood
International Fund/1/                                 International Fund/1/  International Fund          World Growth Fund
    Pro-Forma                                                 Pro-Forma
    Combined                                                  Combined
     Shares   Common Stock - 98.1%                             Value        Shares       Value       Shares        Value
   Australia - 1.6%
       381,718 BHP Billiton, Ltd.                            $3,143,831       346,355  $2,852,581       35,363     $291,250
             1 BHP Steel, Ltd.                                        4             1           4            0            0
        31,000 Coles Myer Limited                               171,157             0           0       31,000      171,157
        69,890 News Corporation, Ltd.                           516,615             0           0       69,890      516,615
                                      Total Australia         3,831,607                 2,852,585                   979,022
   Belgium - 0.2%
        21,530 Dexia SA                                         339,281             0           0       21,530      339,281
         4,470 Fortis                                            79,753             0           0        4,470       79,753
         7,100 Fortis (Amsterdam Exchange)                      125,978             0           0        7,100      125,978
         2,684 UCB SA                                            84,651             0           0        2,684       84,651
                                        Total Belgium           629,663                         0                   629,663
   Brazil - 0.5%
        19,944 Banco Itau Holding Financeira SA ADR             814,712        19,944     814,712            0            0
         3,594 Companhia Brasileira de Distribuicao              72,347             0           0        3,594       72,347
               Grupo Pao de Acucar ADR
        20,090 Petroleo Brasileiro SA - Petrobras ADR           437,158             0           0       20,090      437,158
                                         Total Brazil         1,324,217                   814,712                   509,505

   Canada - 0.1%
         2,990 Alcan, Inc.                                      119,328             0           0        2,990      119,328
         2,240 Royal Bank of Canada                             107,887             0           0        2,240      107,887
                                         Total Canada           227,215                         0                   227,215

   Denmark - 0.2%
        12,672 Novo Nordisk A/S                                 455,792             0           0       12,672      455,792
                                        Total Denmark           455,792                         0                   455,792

   Finland - 0.5%
        66,384 Nokia Oyj                                      1,125,595             0           0       66,384    1,125,595
                                        Total Finland         1,125,595                         0                 1,125,595

   France - 11.7%
        61,569 Accor SA                                      $2,418,748        61,569  $2,418,748            0           $0
        12,941 Aventis SA                                       684,752             0           0       12,941      684,752
        26,156 Axa                                              495,796             0           0       26,156      495,796
        25,514 Banque Nationale de Paris                      1,340,416             0           0       25,514    1,340,416
        45,761 Carrefour SA                                   2,405,644        45,761   2,405,644            0            0
        10,744 Compagnie de Saint-Gobain                        451,992             0           0       10,744      451,992
        21,448 Credit Agricole SA                               455,547             0           0       21,448      455,547
       118,435 France Telecom SA                              2,860,298        89,535   2,162,340       28,900      697,958
           850 Groupe Danone                                    128,261             0           0          850      128,261
         3,373 Hermes International                             581,761             0           0        3,373      581,761
        27,555 L'Oreal SA                                     2,037,315        21,724   1,606,192        5,831      431,123
         1,042 LAFARGE SA                                        74,678             0           0        1,042       74,678
         8,819 LVMH Moet Hennessy Louis Vuitton SA              610,679             0           0        8,819      610,679
        29,741 Pinault-Printemps-Redoute SA                   3,030,173        28,069   2,859,821        1,672      170,352
         1,955 Renault SA                                       129,233             0           0        1,955      129,233
        16,033 Sanofi-Synthelabo SA                             993,446             0           0       16,033      993,446
         8,850 Schneider Electric SA                            518,016             0           0        8,850      518,016
         2,669 Societe Generale                                 198,203             0           0        2,669      198,203
        23,023 Societe Television Francaise 1                   690,476             0           0       23,023      690,476
        15,578 Sodexho Alliance SA                              408,429             0           0       15,578      408,429
        10,600 Thomson Multimedia SA                            224,388             0           0       10,600      224,388
        36,494 Total SA                                       5,684,634        21,984   3,424,426       14,510    2,260,208
        35,171 Valeo SA                                       1,312,481        35,171   1,312,481            0            0
         7,206 Vivendi Universal SA                             151,365             0           0        7,206      151,365
                                         Total France        27,886,731                16,189,652                11,697,079

   Germany - 6.8%
        17,557 Adidas-Salomon AG                              1,626,706        17,557   1,626,706            0            0
        33,413 Allianz AG                                     3,582,128        31,109   3,335,122        2,304      247,006
         4,368 Bayer AG                                         105,281             0           0        4,368      105,281
         7,156 Bayerische Hypo-Und Vereinsbank AG               157,645             0           0        7,156      157,645
        17,600 Bayerische Motoren Werke AG                      704,859        17,600     704,859            0            0
         6,724 Celesia AG                                       281,404             0           0        6,724      281,404
         6,913 Deutsche Bank AG                                 455,991             0           0        6,913      455,991
        14,067 Deutsche Boerse AG                               784,964        14,067     784,964            0            0
         3,189 E.ON AG                                          161,192             0           0        3,189      161,192
         1,789 Hypo Real Estate Holding AG                       31,196             0           0        1,789       31,196
         2,727 Rhoen-Klinikum AG                                137,903             0           0        2,727      137,903
         1,550 SAP AG                                           225,097             0           0        1,550      225,097
        66,597 Siemens AG                                     4,496,188        64,217   4,335,506        2,380      160,682
        67,987 Volkswagen AG                                  3,440,694        67,987   3,440,694            0            0
                                        Total Germany        16,191,248                14,227,851                 1,963,397

   Hong Kong - 3.1%
       120,000 BOC Hong Kong (Holdings), Ltd.                  $207,837             0          $0      120,000     $207,837
        30,000 Cheung Kong Holdings, Ltd.                       251,150             0           0       30,000      251,150
       133,500 China Mobile (Hong Kong), Ltd.                   378,734             0           0      133,500      378,734
       120,000 Hong Kong & China Gas Company, Ltd.              166,471             0           0      120,000      166,471
       341,000 Hutchison Whampoa, Ltd.                        2,655,885       307,000   2,391,075       34,000      264,810
       298,000 Sun Hung Kai Properties, Ltd.                  2,533,535       256,000   2,176,460       42,000      357,075
       180,000 Swire Pacific Limit                            1,103,661       180,000   1,103,661            0            0
                                      Total Hong Kong         7,297,273                 5,671,196                 1,626,077

   Israel - 0.0%
         5,035 Check Point Software Technologies, Ltd.           85,545             0           0        5,035       85,545
                                         Total Israel            85,545                         0                    85,545

   Italy - 6.6%
        44,470 Alleanza Assicurazioni SPA                       445,088             0           0       44,470      445,088
     1,006,925 Banca Intesa SPA                               3,392,665       958,223   3,228,572       48,702      164,093
        11,100 Banco Popolare di Verona e Novara Scrl           171,465             0           0       11,100      171,465
       278,789 Eni SPA                                        4,427,177       220,900   3,507,898       57,889      919,279
       193,832 Fiat SpA                                       1,523,571       193,832   1,523,571            0            0
       341,210 Mediaset SPA                                   3,453,829       324,912   3,288,856       16,298      164,973
        23,505 Mediolanum SPA                                   163,988             0           0       23,505      163,988
        98,626 Telecom Italia Mobile SPA                        455,179             0           0       98,626      455,179
       159,405 Telecom Italia RNC                               276,485             0           0      159,405      276,485
       128,634 Telecom Italia SPA                               335,716             0           0      128,634      335,716
       188,833 UniCredito Italiano SPA                          930,972             0           0      188,833      930,972
                                          Total Italy        15,576,135                11,548,897                 4,027,238

   Japan - 19.7%
       180,000 Bridgestone Corporation                        2,368,803       180,000   2,368,803            0            0
        42,000 Canon, Inc.                                    2,052,098        32,000   1,563,503       10,000      488,595
        13,300 Credit Saison Company, Ltd.                      278,755             0           0       13,300      278,755
        14,000 Dai Nippon Printing Company, Ltd.                216,689             0           0       14,000      216,689
         9,400 Daito Trust Construction Company, Ltd.           290,054             0           0        9,400      290,054
        30,000 Daiwa House Industry Company, Ltd.               323,646             0           0       30,000      323,646
        63,000 Daiwa Securities Group, Inc.                     465,230             0           0       63,000      465,230
       123,500 Denso Corporation                              2,343,565       110,700   2,100,669       12,800      242,896
         3,000 Fanuc, Ltd.                                      181,270             0           0        3,000      181,270
            42 Fuji Television Network, Inc.                    224,702             0           0           42      224,702
        13,700 Fujisawa Pharmaceutical Company, Ltd.            282,885             0           0       13,700      282,885
         2,200 Funai Electric Company, Ltd.                     293,511             0           0        2,200      293,511
        68,500 Honda Motor Company                            2,733,297        56,400   2,250,481       12,100      482,816
         2,000 Hoya Corporation                                 180,932             0           0        2,000      180,932
        59,000 Ito-Yokado Company, Ltd.                       2,176,115        59,000   2,176,115            0            0
           208 Japan Telecom Holdings Company                  $622,040             0          $0          208     $622,040
         1,000 Keyence Corporation                              220,719             0           0        1,000      220,719
        23,000 Kirin Brewery Company, Ltd.                      183,900             0           0       23,000      183,900
         2,300 Kyocera Corporation                              140,711             0           0        2,300      140,711
        20,400 MARUI Company, Ltd.                              259,553             0           0       20,400      259,553
       294,000 Matsushita Electric Industrial Company,        3,860,912       294,000   3,860,912            0            0
               Ltd.
        28,000 Mitsubishi Corporation                           291,113             0           0       28,000      291,113
       193,000 Mitsubishi Estate Company, Ltd.                1,855,834       153,000   1,471,205       40,000      384,629
        43,000 Mitsubishi Heavy Industries, Ltd.                118,031             0           0       43,000      118,031
           309 Mitsubishi Tokyo Financial Group, Inc.         2,247,626           309   2,247,626            0            0
        77,000 Mitsui Fudosan Company, Ltd.                     718,174             0           0       77,000      718,174
        44,000 Mitsui Trust Holdings, Inc.                      235,351             0           0       44,000      235,351
         4,300 Murata Manufacturing Company, Ltd.               245,315         4,300     245,315            0            0
            55 Nippon Telegraph & Telephone                     246,948             0           0           55      246,948
               Corporation
       418,300 Nissan Motor Company, Ltd.                     4,714,287       400,800   4,517,060       17,500      197,227
        59,000 Nomura Holdings, Inc.                          1,009,788             0           0       59,000    1,009,788
           917 NTT DoCoMo, Inc.                               1,992,678           615   1,336,420          302      656,258
        34,000 OJI Paper Company, Ltd.                          181,089             0           0       34,000      181,089
        32,000 Oki Electric Industry Company, Ltd.              142,430             0           0       32,000      142,430
        23,300 ORIX Corporation                               1,979,694        21,900   1,860,742        1,400      118,952
        19,590 Rohm Company, Ltd.                             2,649,328        15,690   2,121,897        3,900      527,431
        21,500 Secom Company, Ltd.                              842,403             0           0       21,500      842,403
        27,000 Sekisui House, Ltd.                              264,692             0           0       27,000      264,692
        20,100 Seven-Eleven Japan Company, Ltd.                 637,584             0           0       20,100      637,584
        46,550 Shin-Etsu Chemical Company, Ltd.               1,737,371        41,200   1,537,695        5,350      199,676
         5,000 Shiseido Company, Ltd.                            52,498             0           0        5,000       52,498
         2,100 SMC Corporation                                  253,141             0           0        2,100      253,141
         5,600 Sony Corporation                                 197,062             0           0        5,600      197,062
        14,000 Sumitomo Corporation                              97,635             0           0       14,000       97,635
       223,000 Sumitomo Metal Industries                        206,904             0           0      223,000      206,904
           105 Sumitomo Mitsui Financial Group, Inc.            531,873             0           0          105      531,873
        20,000 Suzuki Motor Corporation                         289,884             0           0       20,000      289,884
         3,200 Takeda Chemical Industries, Ltd.                 113,432             0           0        3,200      113,432
        58,000 Teijin, Ltd.                                     172,529             0           0       58,000      172,529
        19,500 Tokyo Electron, Ltd.                           1,406,185        19,500   1,406,185            0            0
         2,000 Toyoda Gosei Company, Ltd.                        59,126             0           0        2,000       59,126
        12,900 Toyota Motor Corporation                         371,338             0           0       12,900      371,338
           131 UFJ Holdings, Inc.                               562,836             0           0          131      562,836
         1,000 Uniden Corporation                                19,011             0           0        1,000       19,011
        15,000 Yamanouchi Pharmaceutical Company,               378,133             0           0       15,000      378,133
               Ltd.
        16,000 Yamato Transport Company, Ltd.                   212,783             0           0       16,000      212,783
                                          Total Japan        46,733,493                31,064,628                15,668,865

   Luxembourg - 0.0%
         3,490 SES Global                                       $31,078             0          $0        3,490      $31,078
                                     Total Luxembourg            31,078                         0                    31,078

   Malaysia - 0.4%
       149,000 Malayan Banking Berhad                           400,002       149,000     400,002            0            0
        60,000 Narra Industries Bhd                              74,526             0           0       60,000       74,526
       146,100 Resorts World Berhad                             423,821       146,100     423,821            0            0
                                       Total Malaysia           898,349                   823,823                    74,526

   Mexico - 2.0%
        13,800 America Movil SA de CV ADR                       328,440             0           0       13,800      328,440
        89,596 Cemex SA de CV ADR                             2,150,304        89,596   2,150,304            0            0
        67,500 Fomento Economico Mexicano SA de CV              239,786             0           0       67,500      239,786
       377,000 Grupo Financiero BBVA Bancomer SA de             319,988             0           0      377,000      319,988
               CV
        19,947 Grupo Televisa SA                                772,946        19,947     772,946            0            0
       349,590 Wal-Mart de Mexico SA de CV                      974,858       248,679     693,460      100,911      281,398
                                         Total Mexico         4,786,322                 3,616,710                 1,169,612

   Netherlands - 4.8%
         1,328 Akzo Nobel NV                                     42,118             0           0        1,328       42,118
        26,800 ASM Holding NV                                   469,062             0           0       26,800      469,062
        34,886 Heineken NV                                    1,245,060        34,886   1,245,060            0            0
        38,360 ING Groep NV                                     798,661             0           0       38,360      798,661
       310,055 Koninklijke (Royal) KPN NV                     2,352,229       255,755   1,940,283       54,300      411,946
        14,600 Koninklijke (Royal) KPN NV (Amersterdam          110,763             0           0       14,600      110,763
               Exchange
        27,897 Koninklijke (Royal) Philips Electronics          752,489             0           0       27,897      752,489
               NV
        16,234 Koninklijke Numico NV                            366,312             0           0       16,234      366,312
        23,590 Reed Elsevier NV                                 262,959             0           0       23,590      262,959
         5,510 Royal Dutch Petroleum Company                    244,456             0           0        5,510      244,456
       145,881 VNU NV                                         4,443,248       136,360   4,153,257        9,521      289,991
        14,664 Wolters Kluwer NV                                206,101             0           0       14,664      206,101
                                    Total Netherlands        11,293,458                 7,338,600                 3,954,858

   Norway - 0.1%
        12,000 Orkla ASA                                        251,202             0           0       12,000      251,202
                                         Total Norway           251,202                         0                   251,202

   Russia - 0.2%
         2,680 LUKOIL ADR                                       216,544             0           0        2,680      216,544
         2,300 Oao Gazprom ADR                                  $55,200             0          $0        2,300      $55,200
         6,728 YUKOS Oil Company ADR                            304,106             0           0        6,728      304,106
                                         Total Russia           575,850                         0                   575,850

   Singapore - 2.1%
       201,000 DBS Group Holdings, Ltd.                       1,654,529       201,000   1,654,529            0            0
       208,000 MobileOne (Asia), Ltd.                           162,491             0           0      208,000      162,491
       400,472 United Overseas Bank, Ltd.                     3,126,346       319,000   2,490,322       81,472      636,024
                                      Total Singapore         4,943,366                 4,144,851                   798,515

   South Korea - 4.1%
        41,020 Daewoo Shipbuilding & Narine                     552,088        41,020     552,088            0            0
               Engineering Company
        37,710 Hyundai Motor Company, Ltd.                    1,262,204        37,710   1,262,204            0            0
        39,746 Kookmin Bank ADR                               1,460,666        39,746   1,460,666            0            0
         6,295 Posco ADR                                        182,429             0           0        6,295      182,429
        10,680 Samsung Electronics Company, Ltd.              4,257,484         8,350   3,328,651        2,330      928,833
         4,590 Shinsegae Company, Ltd.                          921,103         4,590     921,103            0            0
         1,810 SK Telecom Company, Ltd.                         320,485             0           0        1,810      320,485
        39,398 SK Telecom Company, Ltd. ADR                     772,201        34,498     676,161        4,900       96,040
                                    Total South Korea         9,728,660                 8,200,873                 1,527,787

   Spain - 3.3%
        16,902 Acerinox SA                                      737,041        16,902     737,041            0            0
           110 Antena 3 Television                                3,586             1          12          109        3,574
       186,607 Banco Bilbao Vizcaya Argentaria SA             2,144,917       131,830   1,515,294       54,777      629,623
        55,852 Banco Santander Central Hispano SA               535,639             0           0       55,852      535,639
        18,671 Endesa SA                                        296,769             0           0       18,671      296,769
        15,150 Gas Natural SDG SA                               291,129             0           0       15,150      291,129
        17,800 Industria de Diseno Textil SA                    367,712             0           0       17,800      367,712
         9,351 Repsol YPF SA                                    162,827             0           0        9,351      162,827
       247,654 Telefonica SA                                  3,087,931       215,310   2,684,642       32,344      403,289
         5,450 Telefonica SA ADR                                203,830             0           0        5,450      203,830
                                          Total Spain         7,831,381                 4,936,989                 2,894,392

   Sweden - 2.0%
        26,105 Autoliv, Inc.                                    859,663        26,105     859,663            0            0
        12,440 Electrolux AB                                    255,771             0           0       12,440      255,771
        25,310 Hennes & Mauritz AB                              536,696             0           0       25,310      536,696
        38,635 Nordea AB                                        239,353             0           0       38,635      239,353
         2,440 Sandvik AB                                        72,567             0           0        2,440       72,567
        79,289 Securitas AB                                     975,765             0           0       79,289      975,765
        91,071 Telefonaktiebolaget LM Ericsson                  155,839             0           0       91,071      155,839
        57,037 Volvo AB                                      $1,592,008        57,037  $1,592,008            0           $0
                                         Total Sweden         4,687,662                 2,451,671                 2,235,991

   Switzerland - 4.7%
        55,377 Adecco SA                                      3,261,351        34,907   2,055,799       20,470    1,205,552
        74,638 Compagnie Financiere Richemont                 1,683,737        74,638   1,683,737            0            0
        80,511 Credit Suisse Group                            2,838,817        69,391   2,446,726       11,120      392,091
         7,467 Nestle SA                                      1,640,271             0           0        7,467    1,640,271
         4,900 Roche Holding AG                                 405,350             0           0        4,900      405,350
        11,863 STMicroelectronics                               315,841             0           0       11,863      315,841
        17,830 UBS AG                                         1,094,283             0           0       17,830    1,094,283
                                    Total Switzerland        11,239,650                 6,186,262                 5,053,388

   Taiwan - 2.0%
        96,705 Cathay Financial Holding Company, Ltd.         1,593,960        96,705   1,593,960            0            0
       109,890 Chinatrust Financial Holdings Company            114,910             0           0      109,890      114,910
       126,261 First Financial Management Corporation         1,694,625       126,261   1,694,625            0            0
        12,200 MediaTek Incorporation                           126,866             0           0       12,200      126,866
       169,796 Taiwan Semiconductor Manufacturing               334,310             0           0      169,796      334,310
               Company, Ltd.
        72,869 Taiwan Semiconductor Manufacturing               805,931        72,869     805,931            0            0
               Company, Ltd. ADR

                                         Total Taiwan         4,670,602                 4,094,516                   576,086
   Thailand - 0.5%
       349,500 Bangkok Bank Public Company, Ltd.                794,855       220,500     516,775      129,000      278,080
       376,000 Kasikornbank Public Company, Ltd.                419,290       376,000     419,290            0            0
                                       Total Thailand         1,214,145                   936,065                   278,080

   United Kingdom - 20.9%
        17,453 Abbey National plc                               166,554             0           0       17,453      166,554
        89,407 AstraZeneca plc                                4,221,685        70,077   3,308,947       19,330      912,738
         9,512 Autonomy Corporation plc                          40,661             0           0        9,512       40,661
       183,506 BAA plc                                        1,451,108       183,506   1,451,108            0            0
       545,373 BAE SYSTEMS plc                                1,700,531       545,373   1,700,531            0            0
        35,430 BG Group plc                                     162,041             0           0       35,430      162,041
        62,659 BP Amoco plc                                     436,795             0           0       62,659      436,795
        31,361 Cadbury Schweppes plc                            201,045             0           0       31,361      201,045
        20,500 Capita Group plc                                  86,101             0           0       20,500       86,101
         4,028 Carnival plc                                     139,069             0           0        4,028      139,069
        26,857 Celltech Group plc                               209,465             0           0       26,857      209,465
        87,200 Centrica plc                                     273,009             0           0       87,200      273,009
       208,850 Compass Group plc                              1,203,767             0           0      208,850    1,203,767
        43,046 Diageo plc                                       507,962             0           0       43,046      507,962
        24,000 DS Smith plc                                     $67,231             0          $0       24,000      $67,231
        66,990 Electrocomponents plc                            395,620             0           0       66,990      395,620
        28,370 Friends Provident plc                             66,195             0           0       28,370       66,195
         4,000 GKN plc                                           18,746             0           0        4,000       18,746
       133,047 GlaxoSmithKline plc                            2,863,931             0           0      133,047    2,863,931
        26,574 Granada plc                                       53,103             0           0       26,574       53,103
       146,742 Hays plc                                         304,167             0           0      146,742      304,167
        83,705 HBOS plc                                         974,418        83,705     974,418            0            0
       330,591 HSBC Holdings plc                              4,964,624       314,991   4,730,264       15,600      234,360
       143,868 Imperial Tobacco Group plc                     2,385,186       143,868   2,385,186            0            0
       123,327 InterContinental Hotels Group plc              1,119,109       123,327   1,119,109            0            0
        28,158 Kesa Electricals plc                             116,588             0           0       28,158      116,588
       801,125 Kingfisher plc                                 3,847,657       596,734   2,866,004      204,391      981,653
        85,341 Next plc                                       1,710,440        85,341   1,710,440            0            0
       507,757 Northumbrian Water Limited, Ltd.                 884,719       507,757     884,719            0            0
        12,000 Reckitt Benckiser plc                            251,821             0           0       12,000      251,821
       435,650 Reed Elsevier plc                              3,385,399       333,759   2,593,613      101,891      791,786
       223,398 Rentokil Initial plc                             846,547       223,398     846,547            0            0
        47,802 Rio Tinto plc                                  1,165,077             0           0       47,802    1,165,077
        71,984 Royal Bank of Scotland Group plc               1,930,082             0           0       71,984    1,930,082
       134,468 Shell Transport & Trading Company plc            842,131             0           0      134,468      842,131
       201,185 Smith & Nephew plc                             1,598,624       201,185   1,598,624            0            0
        15,700 Standard Chartered plc                           251,011             0           0       15,700      251,011
       183,950 Tesco plc                                        737,454             0           0      183,950      737,454
        86,002 Tomkins plc                                      409,389             0           0       86,002      409,389
        64,747 Unilever plc                                     552,651             0           0       64,747      552,651
        15,488 United Busines Media plc                         121,812             0           0       15,488      121,812
     2,908,451 Vodafone Group plc                             6,114,020     1,837,743   3,863,221    1,070,708    2,250,799
        68,800 Woolworths Group plc                              53,704             0           0       68,800       53,704
        86,650 WPP Group plc                                    826,594             0           0       86,650      826,594
                                 Total United Kingdom        49,657,843                30,032,731                19,625,112
                                   Total Common Stock       233,174,082               155,132,612                78,041,470
                                          (cost $226,143,204)

   The AAL
International Fund/1/                                     The AAL                 The AAL               Lutheran Brotherhood
  Pro-Forma                                            International Fund/1/ International Fund           World Growth Fund
    Combined                                                  Pro-Forma
    Principal                                                 Combined    Principal                Principal
    Amount    Short-Term Investments - 1.9%                    Value        Amount       Value       Amount        Value
      $280,000 Federal Agricultural Mortgage 0.950     11/3/2003$279,985            0          $0      280,000     $279,985
               Corporation Discount Notes
     4,200,000 Federal National Mortgage Association          4,199,778     4,200,000   4,199,778            0            0
               Discount Notes                         0.950      11/3/2003
        98,996 SSgA Money Market Fund      0.710      N/A        98,996        98,996      98,996            0            0
                         Total Short-Term Investments         4,578,759                 4,298,774                   279,985
                          (at amortized cost)

                           Total Investments               $237,752,841               $159,431,386              $78,321,455
                          (cost $230,721,963)

/1/ Lutheran Brotherhood World Growth Fund is the accounting survivor.

                                                The AAL Capital Growth Fund
                                      Schedule of Investments as of October 31, 2003

The AAL Capital                                        The AAL Capital       The AAL Capital          Lutheran Brotherhood
Growth Fund/1/                                            Growth Fund/1/        Growth Fund                  Fund
    Pro-Forma                                                 Pro-Forma
    Combined                                                  Combined
     Shares    Common Stock - 91.8%                            Value        Shares       Value       Shares        Value
   Communications Services - 2.3%
       407,800 AT&T Wireless Services, Inc.                  $2,956,550       316,700  $2,296,075       91,100     $660,475
       343,300 CenturyTel, Inc.                              12,272,975       266,600   9,530,950       76,700    2,742,025
       554,200 Nextel Communications, Inc.                   13,411,640       430,400  10,415,680      123,800    2,995,960
     1,153,671 SBC Communications, Inc.                      27,665,030       895,839  21,482,219      257,832    6,182,811
       646,400 Sprint Corporation (PCS Group)                 2,811,840       501,900   2,183,265      144,500      628,575
       889,900 Verizon Communications, Inc.                  29,900,640       691,000  23,217,600      198,900    6,683,040
                        Total Communications Services        89,018,675                69,125,789                19,892,886

   Consumer Discretionary - 17.4%
       269,900 Clear Channel Communications, Inc.            11,017,318       209,600   8,555,872       60,300    2,461,446
     3,988,000 Comcast Corporation                          130,088,560     3,096,700 101,014,354      891,300   29,074,206
     3,992,600 Cox Communications, Inc.                     136,027,882     3,100,300 105,627,221      892,300   30,400,661
       430,800 Family Dollar Stores, Inc.                    18,787,188       334,500  14,587,545       96,300    4,199,643
       437,200 Gannett Company, Inc.                         36,772,892       339,500  28,555,345       97,700    8,217,547
     1,783,900 Harley-Davidson, Inc.                         84,574,699     1,385,200  65,672,332      398,700   18,902,367
     1,028,300 Home Depot, Inc.                              38,119,081       798,500  29,600,395      229,800    8,518,686
     4,502,232 Liberty Media Corporation                     45,427,521     3,496,032  35,274,963    1,006,200   10,152,558
       366,100 New York Times Company                        17,400,733       284,300  13,512,779       81,800    3,887,954
       310,640 Starwood Hotels & Resorts Worldwide,          10,477,887       241,240   8,137,025       69,400    2,340,862
               Inc.
     2,404,340 Tiffany & Company                            114,085,933     1,866,963  88,587,394      537,377   25,498,539
       353,800 Tribune Company                               17,353,890       274,700  13,474,035       79,100    3,879,855
                         Total Consumer Discretionary       660,133,584               512,599,260               147,534,324

   Consumer Staples - 11.4%
       514,500 Alberto-Culver Company                        32,619,300       399,500  25,328,300      115,000    7,291,000
     2,210,900 Altria Group, Inc.                           102,806,850     1,716,800  79,831,200      494,100   22,975,650
        60,050 Corn Products International, Inc.              2,035,094        46,650   1,580,968       13,400      454,126
       299,171 Dean Foods Company                             9,049,922       232,321   7,027,710       66,850    2,022,212
       826,000 General Mills, Inc.                           37,046,100       641,400  28,766,790      184,600    8,279,310
     1,950,400 Wal-Mart Stores, Inc.                        114,976,080     1,514,500  89,279,775      435,900   25,696,305
     3,872,200 Walgreen Company                             134,830,004     3,006,800 104,696,776      865,400   30,133,228
                               Total Consumer Staples       433,363,350               336,511,519                96,851,831

   Energy - 7.0%
       169,398 Apache Corporation                           $11,810,428       131,578  $9,173,618       37,820   $2,636,810
       455,500 Baker Hughes, Inc.                            12,872,430       353,700   9,995,562      101,800    2,876,868
       188,900 BJ Services Company                            6,197,809       146,700   4,813,227       42,200    1,384,582
       214,900 Burlington Resources, Inc.                    10,452,736       166,900   8,118,016       48,000    2,334,720
        71,000 ChevronTexaco Corporation                      5,275,300        55,100   4,093,930       15,900    1,181,370
       186,200 ConocoPhillips                                10,641,330       144,600   8,263,890       41,600    2,377,440
       314,800 ENSCO International, Inc.                      8,294,980       244,500   6,442,575       70,300    1,852,405
     1,680,600 EOG Resources, Inc.                           70,820,484     1,305,000  54,992,700      375,600   15,827,784
     2,448,846 Exxon Mobil Corporation                       89,578,787     1,901,500  69,556,870      547,346   20,021,917
       196,900 Nabors Industries, Ltd.                        7,442,820       152,900   5,779,620       44,000    1,663,200
       248,000 Noble Corporation                              8,513,840       192,600   6,611,958       55,400    1,901,882
       278,900 Rowan Companies, Inc.                          6,679,655       216,600   5,187,570       62,300    1,492,085
       291,100 Schlumberger, Ltd.                            13,672,967       226,100  10,619,917       65,000    3,053,050
       155,700 Smith International, Inc.                      5,796,711       120,900   4,501,107       34,800    1,295,604
                                         Total Energy       268,050,277               208,150,560                59,899,717

   Financials - 19.5%
     1,006,300 AFLAC, Inc.                                   36,709,824       781,400  28,505,472      224,900    8,204,352
     1,597,100 American Express Company                      74,951,903     1,240,200  58,202,586      356,900   16,749,317
     2,576,352 American International Group, Inc.           156,719,496     2,000,552 121,693,578      575,800   35,025,918
       804,741 Bank of America Corporation                   60,943,036       624,900  47,323,677      179,841   13,619,359
     1,889,148 Citigroup, Inc.                               89,545,615     1,466,948  69,533,335      422,200   20,012,280
       907,900 Federal National Mortgage Corporation         65,087,351       705,000  50,541,450      202,900   14,545,901
     1,922,340 J.P. Morgan Chase & Company                   69,012,006     1,492,740  53,589,366      429,600   15,422,640
       116,600 Marsh & McLennan Companies, Inc.               4,984,650        90,500   3,868,875       26,100    1,115,775
     1,908,839 MBNA Corporation                              47,243,765     1,482,239  36,685,415      426,600   10,558,350
       959,850 Morgan Stanley and Company                    52,666,969       745,300  40,894,611      214,550   11,772,358
     1,275,300 National City Corporation                     41,651,298       990,300  32,343,198      285,000    9,308,100
       250,600 Northern Trust Corporation                    11,640,370       194,600   9,039,170       56,000    2,601,200
       513,300 State Street Corporation                      26,876,388       398,600  20,870,696      114,700    6,005,692
        81,762 Travelers Property Casualty Company,           1,332,720        63,454   1,034,300       18,308      298,420
               Class A
       167,503 Travelers Property Casualty Company,           2,742,024       130,100   2,129,737       37,403      612,287
               Class B
                                     Total Financials       742,107,415               576,255,466               165,851,949

   Health Care - 12.4%
       272,000 AmerisourceBergen Corporation                 15,441,440       211,200  11,989,824       60,800    3,451,616
       465,400 Amgen, Inc.                                   28,743,104       361,400  22,320,064      104,000    6,423,040
        73,400 Cardinal Health, Inc.                          4,355,556        56,900   3,376,446       16,500      979,110
     1,691,000 Johnson & Johnson                            $85,108,030     1,313,100 $66,088,323      377,900  $19,019,707
       241,705 Medco Health Solutions, Inc.                   8,024,606       187,689   6,231,275       54,016    1,793,331
       559,300 Medtronic, Inc.                               25,487,301       434,300  19,791,051      125,000    5,696,250
     2,004,200 Merck & Company, Inc.                         88,685,850     1,556,300  68,866,275      447,900   19,819,575
     4,484,675 Pfizer, Inc.                                 141,715,732     3,482,400 110,043,842    1,002,275   31,671,890
       831,700 WellPoint Health Networks, Inc.               73,938,130       645,800  57,411,620      185,900   16,526,510
                                    Total Health Care       471,499,749               366,118,720               105,381,029

   Industrials - 6.2%
       115,000 CNF, Inc.                                      4,027,300        89,300   3,127,286       25,700      900,014
       503,000 Dover Corporation                             19,627,060       390,600  15,241,212      112,400    4,385,848
     4,508,400 General Electric Company                     130,788,684     3,500,800 101,558,208    1,007,600   29,230,476
       818,700 Herman Miller, Inc.                           18,805,539       635,700  14,602,029      183,000    4,203,510
       195,600 PACCAR, Inc.                                  15,444,576       151,900  11,994,024       43,700    3,450,552
       538,600 United Technologies Corporation               45,614,034       418,200  35,417,358      120,400   10,196,676
                                    Total Industrials       234,307,193               181,940,117                52,367,076

   Information Technology - 15.2%
       679,800 Applied Materials, Inc.                       15,886,926       527,900  12,337,023      151,900    3,549,903
       275,500 Arrow Electronics, Inc.                        5,881,925       213,900   4,566,765       61,600    1,315,160
     2,988,800 Cisco Systems, Inc.                           62,705,024     2,320,800  48,690,384      668,000   14,014,640
       300,700 Computer Sciences Corporation                 11,913,734       233,500   9,251,270       67,200    2,662,464
     1,116,400 Dell, Inc.                                    40,324,368       866,900  31,312,428      249,500    9,011,940
       905,300 EMC Corporation                               12,529,352       703,000   9,729,520      202,300    2,799,832
     1,672,892 First Data Corporation                        59,722,244     1,299,032  46,375,442      373,860   13,346,802
       384,280 Global Payments, Inc.                         16,005,262       298,380  12,427,527       85,900    3,577,735
       811,600 Hewlett-Packard Company                       18,106,796       630,200  14,059,762      181,400    4,047,034
     2,774,200 Intel Corporation                             91,687,310     2,154,200  71,196,310      620,000   20,491,000
       791,100 International Business Machines               70,787,628       614,300  54,967,564      176,800   15,820,064
               Corporation
     4,624,400 Microsoft Corporation                        120,928,060     3,590,900  93,902,035    1,033,500   27,026,025
     2,356,100 Oracle Corporation                            28,178,956     1,829,500  21,880,820      526,600    6,298,136
       749,200 Texas Instruments, Inc.                       21,666,864       581,800  16,825,656      167,400    4,841,208
                         Total Information Technology       576,324,449               447,522,506               128,801,943

   Utilities - 0.4%
       310,600 Entergy Corporation                           16,741,340       241,200  13,000,680       69,400    3,740,660
                                      Total Utilities        16,741,340                13,000,680                 3,740,660

                                   Total Common Stock     3,491,546,032             2,711,224,617               780,321,415
                                   (cost $2,474,691,116)

The AAL Capital                                         The AAL Capital      The AAL Capital           Lutheran Brotherhood
 Growth Fund/1/                                          Growth Fund/1/         Growth Fund                   Fund
    Pro-Forma                                                 Pro-Forma
    Combined                                                  Combined    Principal                Principal
     Shares    Short-Term Investment - 8.2%                    Value        Amount       Value       Amount        Value
    $3,370,000 Abbey National North America 1.040 11/3/2003  $3,369,805             0          $0    3,370,000   $3,369,805
    20,000,000 Amsterdam Funding Corporation                 19,994,750    20,000,000  19,994,750            0            0
               1.050  11/10/2003
    12,300,000 Amsterdam Funding Corporation                 12,287,802           0            0    12,300,000   12,287,802
               1.050  12/5/2003
    15,000,000 Barton Capital Corporation  1.040   11/13/200314,994,800    15,000,000  14,994,800            0            0
    19,000,000 CXC LLC   1.050   12/8/2003                   18,979,496    19,000,000  18,979,496            0            0
    10,000,000 Eaglefunding Capital Corporation               9,998,833             0           0   10,000,000    9,998,833
               1.050   11/5/2003
    18,750,000 Falcon Asset Securitization Corporation       18,729,219    18,750,000  18,729,219            0            0
               1.050   12/9/2003
     5,000,000 Federal Home Loan Bank Discount Notes          4,995,422     5,000,000   4,995,422            0            0
               1.030   12/3/2003
     5,501,000 Federal Home Loan Mortgage Corporation         5,500,528     5,501,000   5,500,528            0            0
               1.030   11/4/2003
        3,938,000 Federal Home Loan Mortgage Corporation      3,936,761     3,938,000   3,936,761            0            0
               Zero Coupon    11/12/2003
    22,000,000 Federal National Mortgage Association         21,997,954    22,000,000  21,997,954            0            0
               1.010   11/17/2003
     4,900,000 Federal National Mortgage Association          4,895,514     4,900,000   4,895,514            0            0
               Discount Notes   1.083   12/3/2003
     6,900,000 Kitty Hawk Funding Corporation                 6,895,371             0           0    6,900,000    6,895,371
               1.050   11/24/2003
    10,000,000 Old Line Funding Corporation 1.040  11/20/2003 9,994,511    10,000,000   9,994,511            0            0
     5,000,000 Paradigm Funding, LLC   1.050    11/5/2003     4,999,417             0           0    5,000,000    4,999,417
    16,500,000 Preferred Receivables Funding                 16,482,194    16,500,000  16,482,194            0            0
               Corporation   1.050  12/8/2003
     7,356,000 River Fuel Trust No. 2   1.070    11/6/2003    7,354,907     7,356,000   7,354,907            0            0
    20,000,000 Sheffield Receivables Corporation             19,980,167    20,000,000  19,980,167            0            0
               1.050   12/5/2003
    10,030,000 Sheffield Receivables Corporation             10,025,319             0           0   10,030,000   10,025,319
               1.050   11/17/2003
    12,700,000 Swiss Reinsurance Company  1.060   11/24/2003 12,691,399    12,700,000  12,691,399            0            0
    12,538,511 The AAL Money Market Fund  0.528  11/1/2003   12,538,511    12,538,511  12,538,511            0            0
    18,017,000 Triple A-1 Funding   1.050   11/7/2003        18,013,847    18,017,000  18,013,847            0            0
    20,000,000 Tulip Funding Corporation   1.060  11/3/2003  19,998,822    20,000,000  19,998,822            0            0
    11,993,000 Tulip Funding Corporation   1.060  12/1/2003  11,982,406    11,993,000  11,982,406            0            0
    20,000,000 UBS Finance Corporation   1.040   11/3/2003   19,998,844             0           0   20,000,000   19,998,844

                         Total Short-Term Investments       310,636,599               243,061,208                67,575,391
                          (cost $310,633,067)

                          Total Investments              $3,802,182,631             $2,954,285,825             $847,896,806
                          (cost $2,785,324,183)

/1/ The AAL Capital Growth Fund is the accounting survivor.

                                                The AAL Equity Income Fund
                                     Schedule of Investments as of October 31, 2003

The AAL Equity                                           The AAL Equity       The AAL Equity             Lutheran Brotherhood
 Income Fund/1/                                          Income Fund/1/         Income Fund                  Value Fund
    Pro-Forma                                                 Pro-Forma
    Combined                                                  Combined
     Shares    Common Stock - 97.3%                            Value        Shares       Value       Shares        Value
   Communications Services - 4.5%
        26,100 ALLTEL Corporation                            $1,233,747        22,400  $1,058,848        3,700     $174,899
       196,600 AT&T Wireless Services, Inc.                   1,425,350       169,400   1,228,150       27,200      197,200
        75,700 BellSouth Corporation                          1,991,667        65,100   1,712,781       10,600      278,886
        27,700 Nextel Communications, Inc.                      670,340        23,800     575,960        3,900       94,380
       102,787 SBC Communications, Inc.                       2,464,832        88,347   2,118,561       14,440      346,271
       108,464 Verizon Communications, Inc.                   3,644,390        93,200   3,131,520       15,264      512,870
        72,700 Vodafone Group plc ADR                         1,537,605        62,500   1,321,875       10,200      215,730
                        Total Communications Services        12,967,931                11,147,695                 1,820,236

   Consumer Discretionary - 11.6%
        20,300 Abercrombie & Fitch Company                      578,550        17,500     498,750        2,800       79,800
         8,900 AutoZone, Inc.                                   855,290         7,600     730,360        1,300      124,930
        18,500 Best Buy Company, Inc.                         1,078,735        15,900     927,129        2,600      151,606
        49,900 Clear Channel Communications, Inc.             2,036,918        42,900   1,751,178        7,000      285,740
        42,154 Comcast Corporation                            1,429,864        36,231   1,228,956        5,923      200,908
        82,670 Fox Entertainment Group, Inc.                  2,289,959        71,200   1,972,240       11,470      317,719
        51,000 Home Depot, Inc.                               1,890,570        43,800   1,623,666        7,200      266,904
        16,600 Johnson Controls, Inc.                         1,784,998        14,200   1,526,926        2,400      258,072
       179,200 Liberty Media Corporation                      1,808,128       154,000   1,553,860       25,200      254,268
        30,390 Lowe's Companies, Inc.                         1,790,883        26,100   1,538,073        4,290      252,810
       111,200 McDonald's Corporation                         2,781,112        95,600   2,390,956       15,600      390,156
        22,200 Sears, Roebuck and Company                     1,168,386        19,100   1,005,233        3,100      163,153
        72,400 Staples, Inc.                                  1,941,768        62,200   1,668,204       10,200      273,564
        78,220 Target Corporation                             3,108,463        67,200   2,670,528       11,020      437,935
        52,700 Time Warner, Inc.                                805,783        45,300     692,637        7,400      113,146
        36,700 Toyota Motor Corporation ADR                   2,129,334        31,500   1,827,630        5,200      301,704
        29,800 Tribune Company                                1,461,690        25,600   1,255,680        4,200      206,010
        77,700 Viacom, Inc.                                   3,097,899        66,900   2,667,303       10,800      430,596
        71,000 Walt Disney Company                            1,607,440        61,000   1,381,040       10,000      226,400
                         Total Consumer Discretionary        33,645,770                28,910,349                 4,735,421

   Consumer Staples - 5.6%
        69,100 Altria Group, Inc.                             3,213,150        59,400   2,762,100        9,700      451,050
       105,530 CVS Corporation                               $3,712,545        90,700  $3,190,826       14,830     $521,719
        44,080 General Mills, Inc.                            1,976,988        37,900   1,699,815        6,180      277,173
        26,310 Kimberly-Clark Corporation                     1,389,431        22,600   1,193,506        3,710      195,925
        52,900 Kraft Foods, Inc.                              1,539,390        45,500   1,324,050        7,400      215,340
        59,500 Kroger Company                                 1,040,655        51,200     895,488        8,300      145,167
        24,400 Procter & Gamble Company                       2,398,276        20,900   2,054,261        3,500      344,015
        33,000 SUPERVALU, Inc.                                  832,260        28,400     716,248        4,600      116,012
                               Total Consumer Staples        16,102,695                13,836,294                 2,266,401

   Energy - 9.9%
        26,275 Apache Corporation                             1,831,893        22,565   1,573,232        3,710      258,661
        52,900 Baker Hughes, Inc.                             1,494,954        45,500   1,285,830        7,400      209,124
        49,000 BP plc                                         2,076,620        42,100   1,784,198        6,900      292,422
        47,657 ChevronTexaco Corporation                      3,540,915        40,947   3,042,362        6,710      498,553
        94,256 ConocoPhillips                                 5,386,731        80,945   4,626,007       13,311      760,724
        52,170 EOG Resources, Inc.                            2,198,444        44,800   1,887,872        7,370      310,572
       218,100 Exxon Mobil Corporation                        7,978,098       187,900   6,873,382       30,200    1,104,716
        46,100 Noble Corporation                              1,582,613        39,600   1,359,468        6,500      223,145
        60,300 Valero Energy Corporation                      2,574,810        51,800   2,211,860        8,500      362,950
                                         Total Energy        28,665,078                24,644,211                 4,020,867

   Financials - 30.1%
        39,700 ACE, Ltd.                                      1,429,200        34,100   1,227,600        5,600      201,600
        70,100 Allstate Corporation                           2,768,950        60,200   2,377,900        9,900      391,050
        58,000 American Express Company                       2,721,940        49,800   2,337,114        8,200      384,826
        68,400 American International Group, Inc.             4,160,772        58,800   3,576,804        9,600      583,968
        93,390 Bank of America Corporation                    7,072,425        80,200   6,073,546       13,190      998,879
        56,600 Bank One Corporation                           2,402,670        48,600   2,063,070        8,000      339,600
       249,432 Citigroup, Inc.                               11,823,076       214,333  10,159,384       35,099    1,663,692
        27,100 Countrywide Financial Corporation              2,848,752        23,300   2,449,296        3,800      399,456
        27,700 Equity Office Properties Trust                   775,877        23,800     666,638        3,900      109,239
        45,040 Federal Home Loan Mortgage                     2,528,095        38,700   2,172,231        6,340      355,864
               Corporation
        56,610 Federal National Mortgage Corporation          4,058,371        48,600   3,484,134        8,010      574,237
        16,600 Goldman Sachs Group, Inc.                      1,558,740        14,200   1,333,380        2,400      225,360
        47,380 Hartford Financial Services Group, Inc.        2,601,162        40,700   2,234,430        6,680      366,732
       132,100 J.P. Morgan Chase & Company                    4,742,390       113,500   4,074,650       18,600      667,740
        23,900 Lehman Brothers Holdings, Inc.                 1,720,800        20,500   1,476,000        3,400      244,800
        55,200 MBNA Corporation                               1,366,200        47,500   1,175,625        7,700      190,575
        48,500 Merrill Lynch & Company, Inc.                  2,871,200        41,700   2,468,640        6,800      402,560
        88,200 MetLife, Inc.                                  2,769,480        75,800   2,380,120       12,400      389,360
        46,900 Morgan Stanley and Company                     2,573,403        40,300   2,211,261        6,600      362,142
        29,100 National City Corporation                        950,406        25,000     816,500        4,100      133,906
        41,800 Prudential Financial, Inc.                    $1,615,152        35,900  $1,387,176        5,900     $227,976
        19,900 Simon Property Group, Inc.                       897,092        17,100     770,868        2,800      126,224
        49,300 SouthTrust Corporation                         1,570,205        42,400   1,350,440        6,900      219,765
        37,000 St. Paul Companies, Inc.                       1,410,810        31,800   1,212,534        5,200      198,276
        79,100 Travelers Property Casualty Company            1,294,867        68,200   1,116,434       10,900      178,433
       143,500 U.S. Bancorp                                   3,906,070       123,300   3,356,226       20,200      549,844
        75,200 Wachovia Corporation                           3,449,424        64,600   2,963,202       10,600      486,222
        37,830 Washington Mutual, Inc.                        1,655,063        32,500   1,421,875        5,330      233,188
       101,700 Wells Fargo & Company                          5,727,744        87,400   4,922,368       14,300      805,376
        25,470 XL Capital, Ltd.                               1,770,165        21,900   1,522,050        3,570      248,115
                                     Total Financials        87,040,501                74,781,496                12,259,005

   Health Care - 5.8%
        20,100 Aetna, Inc.                                    1,153,941        17,300     993,193        2,800      160,748
        21,900 Anthem, Inc.                                   1,498,617        18,800   1,286,484        3,100      212,133
        10,500 CIGNA Corporation                                599,025         9,000     513,450        1,500       85,575
       112,500 IVAX Corporation                               2,166,750        96,700   1,862,442       15,800      304,308
        23,960 Johnson & Johnson                              1,205,907        20,600   1,036,798        3,360      169,109
        92,800 McKesson Corporation                           2,809,056        79,800   2,415,546       13,000      393,510
         4,208 Medco Health Solutions, Inc.                     139,705         3,642     120,914          566       18,791
        35,200 Merck & Company, Inc.                          1,557,600        30,200   1,336,350        5,000      221,250
       108,700 Pfizer, Inc.                                   3,434,920        93,400   2,951,440       15,300      483,480
        52,600 Wyeth Corporation                              2,321,764        45,200   1,995,128        7,400      326,636
                                    Total Health Care        16,887,285                14,511,745                 2,375,540

   Industrials - 10.6%
        19,700 Boeing Company                                   758,253        16,900     650,481        2,800      107,772
        51,700 Burlington Northern Santa Fe                   1,496,198        44,400   1,284,936        7,300      211,262
        39,900 Caterpillar, Inc.                              2,923,872        34,300   2,513,504        5,600      410,368
        84,000 Cendant Corporation                            1,716,120        72,200   1,475,046       11,800      241,074
        22,600 Dover Corporation                                881,852        19,400     756,988        3,200      124,864
         9,900 Emerson Electric Company                         561,825         8,500     482,375        1,400       79,450
        24,800 FedEx Corporation                              1,878,848        21,300   1,613,688        3,500      265,160
         9,600 General Dynamics Corporation                     803,520         8,200     686,340        1,400      117,180
        54,800 General Electric Company                       1,589,748        47,100   1,366,371        7,700      223,377
        57,958 Honeywell International, Inc.                  1,774,094        49,850   1,525,908        8,108      248,186
        10,300 Illinois Tool Works, Inc.                        757,565         8,800     647,240        1,500      110,325
        27,400 Lockheed Martin Corporation                    1,270,264        23,500   1,089,460        3,900      180,804
        64,700 Masco Corporation                              1,779,250        55,600   1,529,000        9,100      250,250
        14,300 Northrop Grumman Corporation                   1,278,420        12,300   1,099,620        2,000      178,800
        40,140 Pitney Bowes, Inc.                             1,649,754        34,500   1,417,950        5,640      231,804
        21,600 Raytheon Company                                 571,968        18,600     492,528        3,000       79,440
        60,700 Republic Services, Inc.                       $1,411,275        52,200  $1,213,650        8,500     $197,625
       101,300 Tyco International, Ltd.                       2,115,144        87,100   1,818,648       14,200      296,496
        31,200 Union Pacific Corporation                      1,953,120        26,800   1,677,680        4,400      275,440
        40,900 United Technologies Corporation                3,463,821        35,100   2,972,619        5,800      491,202
                                    Total Industrials        30,634,911                26,314,032                 4,320,879

   Information Technology - 9.8%
        83,420 Applied Materials, Inc.                        1,949,525        71,900   1,680,303       11,520      269,222
        73,600 Cisco Systems, Inc.                            1,544,128        63,300   1,328,034       10,300      216,094
        46,400 Computer Associates International, Inc.        1,091,328        40,000     940,800        6,400      150,528
        19,900 Computer Sciences Corporation                    788,438        17,100     677,502        2,800      110,936
        54,720 First Data Corporation                         1,953,504        47,000   1,677,900        7,720      275,604
        26,300 Fiserv, Inc.                                     928,916        22,600     798,232        3,700      130,684
        56,100 Harris Corporation                             2,088,042        48,200   1,794,004        7,900      294,038
       207,700 Hewlett-Packard Company                        4,633,787       178,500   3,982,335       29,200      651,452
        77,300 Intel Corporation                              2,554,765        66,400   2,194,520       10,900      360,245
        25,150 International Business Machines                2,250,422        21,600   1,932,768        3,550      317,654
               Corporation
        79,000 Microsoft Corporation                          2,065,850        67,900   1,775,585       11,100      290,265
       156,300 Motorola, Inc.                                 2,114,739       134,400   1,818,432       21,900      296,307
        34,600 Nokia Corporation ADR                            587,854        29,800     506,302        4,800       81,552
        73,300 Oracle Corporation                               876,668        63,000     753,480       10,300      123,188
        26,600 Storage Technology Corporation                   641,060        22,900     551,890        3,700       89,170
        81,100 Texas Instruments, Inc.                        2,345,412        69,900   2,021,508       11,200      323,904
                         Total Information Technology        28,414,438                24,433,595                 3,980,843

   Materials - 5.8%
        85,050 Alcoa, Inc.                                    2,685,029        73,100   2,307,767       11,950      377,262
        34,200 BASF AG                                        1,573,200        29,400   1,352,400        4,800      220,800
        50,400 E.I. du Pont de Nemours and Company            2,036,160        43,300   1,749,320        7,100      286,840
        72,140 International Paper Company                    2,838,709        62,000   2,439,700       10,140      399,009
        22,900 Praxair, Inc.                                  1,593,382        19,700   1,370,726        3,200      222,656
       107,500 United States Steel Corporation                2,542,375        92,400   2,185,260       15,100      357,115
        60,400 Weyerhaeuser Company                           3,637,892        52,000   3,131,960        8,400      505,932
                                      Total Materials        16,906,747                14,537,133                 2,369,614

   Utilities - 3.6%
        48,570 Dominion Resources, Inc.                       2,991,912        41,700   2,568,720        6,870      423,192
        25,000 Entergy Corporation                            1,347,500        21,500   1,158,850        3,500      188,650
        37,800 Exelon Corporation                             2,398,410        32,500   2,062,125        5,300      336,285
        45,100 FirstEnergy Corporation                        1,550,989        38,800   1,334,332        6,300      216,657
        33,200 FPL Group, Inc.                                2,116,168        28,500   1,816,590        4,700      299,578
                                      Total Utilities        10,404,979                 8,940,617                 1,464,362

                                   Total Common Stock       281,670,335               242,057,167                39,613,168
                                    (cost $257,730,503)

  The AAL Equity
Income Fund/1/                                             The AAL Equity     The AAL Equity             Lutheran Brotherhood
  Pro-Forma                                               Income Fund/1/       Income Fund                   Value Fund
    Combined                                                  Pro-Forma
    Principal                                                 Combined    Principal                Principal
     Amount    Short-Term Investments - 2.7%                   Value        Amount       Value       Amount        Value

    $1,700,000 Federal Agricultural Mortgage 0.950   11/3/2003 $1,699,910           0          $0    1,700,000   $1,699,910
               Corporation Discount Notes
     5,977,697 The AAL Money Market Fund 0.528   11/1/2003    5,977,697     5,977,697   5,977,697            0            0

                         Total Short-Term Investments         7,677,607                 5,977,697                 1,699,910
                          (at amortized cost)

                          Total Investments                $289,347,942               $248,034,864              $41,313,078
                          (cost $265,408,110)

/1/ The Lutheran Brotherhood Value Fund is the accounting survivor.

                                                                  The AAL Municipal Bond Fund
                                                    Schedule of Investments as of October 31, 2003

  The AAL
Municipal Bond Fund/1/                                              The AAL                                   The AAL Municipal
   Pro-Forma                                                     Municipal Bond Fund/1/                            Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Alabama - 0.9%
    $1,000,000  Alabama 21st Century
                Authority Tobacco Settlement
                Revenue Bonds                                        $   926,880        5.75%   12/1/2020      1,000,000    $926,880
     10,000,000 Huntsville, Alabama
                Health Care Authority                                 10,218,500        5.75%    6/1/2032      5,000,000   5,109,250
                Revenue Bonds (Series B)

                            Total Alabama                             11,145,380                                           6,036,130

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Alabama - 0.9%                                                      Amount        Value
    $1,000,000  Alabama 21st Century
                Authority Tobacco Settlement
                Revenue Bonds                                        $         0           $0
     10,000,000 Huntsville, Alabama
                Health Care Authority                                    000,000    5,109,250
                Revenue Bonds (Series B)

                            Total Alabama                                           5,109,250

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Alaska - 0.5%
     3,155,000 Alaska Energy Authority Power Revenue                   3,233,591         5.0%    7/1/2021              0           0
               Refunding Bonds (Bradley Lake) (Series 5) (FSA
               Insured)
     3,730,000 Northern Tobacco Securitization Corporation             3,617,951         6.2%    6/1/2022      3,730,000   3,617,951
               Alaska Tobacco Settlement Revenue Bonds

                                                   Total Alaska        6,851,542                                           3,617,951

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Alaska - 0.5%                                                       Amount        Value
    3,155,000 Alaska Energy Authority Power Revenue                     3,155,000    3,233,591
               Refunding Bonds (Bradley Lake) (Series 5) (FSA
               Insured)
     3,730,000 Northern Tobacco Securitization Corporation                     0             0
               Alaska Tobacco Settlement Revenue Bonds
                                                  Total Alaska                       3,233,591

                                                                                                              The AAL Municipal
  Pro-Forma                                                                                                        Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Arizona - 1.3%
       720,000 Arizona Health Facilities Authority Revenue               732,204         4.0%    6/1/2004        720,000     732,204
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       750,000 Arizona Health Facilities Authority Revenue               781,650         4.0%    6/1/2005        750,000     781,650
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       780,000 Arizona Health Facilities Authority Revenue               828,625        4.25%    6/1/2006        780,000     828,625
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       815,000 Arizona Health Facilities Authority Revenue               879,336         4.5%    6/1/2007        815,000     879,336
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       975,000 Arizona Health Facilities Authority Revenue             1,073,026         5.0%    6/1/2011        975,000   1,073,026
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
     1,020,000 Arizona Health Facilities Authority Revenue             1,111,433         5.0%    6/1/2012      1,020,000   1,111,433
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       500,000 Glendale, Arizona Industrial Development                  531,570        5.75%   5/15/2021              0           0
               Authority (Midwestern University) (Series A)
     1,000,000 Maricopa County, Arizona Elementary School              1,043,950       5.125%    7/1/2012      1,000,000   1,043,950
               District #068 Alhambra Prerefunded General
               Obligation Bonds (AMBAC Insured)
     2,250,000 Phoenix, Arizona Civic Improvement                      2,684,880         6.0%    7/1/2020              0           0
               Corporation Wastewater System Revenue Bonds
               (FGIC Insured)
    $2,000,000 Phoenix, Arizona Industrial Development                $2,121,520       5.375%   9/15/2020              0          $0
               Authority Government Office Lease Revenue
               Bonds (Capital Mall Project) (AMBAC Insured)
       230,000 Phoenix, Arizona Industrial Development                   238,623       5.875%    6/1/2016        230,000     238,623
               Authority Single Family Mortgage Revenue Bonds
                (Series 1A) (GNMA/FNMA/FHLMC Insured)
       450,000 Pima County, Arizona Industrial Development               449,352        6.75%    7/1/2031        450,000     449,352
               Authority Educational Revenue Bonds (Arizona
               Charter Schools Project) (Series A)
     1,285,000 Pima County, Arizona Industrial Development             1,384,947         7.0%  12/20/2031      1,285,000   1,384,947
               Authority Multifamily Bonds (La Hacienda
               Project) (GNMA/FHA Insured)
     1,700,000 Pima County, Arizona Unified School District            1,910,290         8.9%    7/1/2005              0           0
               #16 Catalina Foothills (Series A) (MBIA Insured)
     1,000,000 Pinal County, Arizona Unified School District           1,119,730         5.8%    7/1/2011              0           0
               #43 Apache Junction (Series A) (FGIC Insured)
       500,000 Yavapai County Arizona Hospital Revenue                   501,625         6.0%    8/1/2033              0           0
               (Yavapai Regional Medical Center) (Series A)

                                                  Total Arizona       17,392,761                                           8,523,146

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Arizona - 1.3%                                                       Amount        Value
       720,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       750,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       780,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       815,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       975,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
     1,020,000 Arizona Health Facilities Authority Revenue                     0            0
               Bonds (Arizona Healthcare Pooled Financing)
               (FGIC Insured)
       500,000 Glendale, Arizona Industrial Development                  500,000      531,570
               Authority (Midwestern University) (Series A)
     1,000,000 Maricopa County, Arizona Elementary School                      0            0
               District #068 Alhambra Prerefunded General
               Obligation Bonds (AMBAC Insured)
     2,250,000 Phoenix, Arizona Civic Improvement                      2,250,000    2,684,880
               Corporation Wastewater System Revenue Bonds
               (FGIC Insured)
    $2,000,000 Phoenix, Arizona Industrial Development            $    2,000,000   $2,121,520
               Authority Government Office Lease Revenue
               Bonds (Capital Mall Project) (AMBAC Insured)
       230,000 Phoenix, Arizona Industrial Development                         0            0
               Authority Single Family Mortgage Revenue Bonds
                (Series 1A) (GNMA/FNMA/FHLMC Insured)
       450,000 Pima County, Arizona Industrial Development                     0            0
               Authority Educational Revenue Bonds (Arizona
               Charter Schools Project) (Series A)
     1,285,000 Pima County, Arizona Industrial Development                     0            0
               Authority Multifamily Bonds (La Hacienda
               Project) (GNMA/FHA Insured)
     1,700,000 Pima County, Arizona Unified School District            1,700,000    1,910,290
               #16 Catalina Foothills (Series A) (MBIA Insured)
     1,000,000 Pinal County, Arizona Unified School District           1,000,000    1,119,730
               #43 Apache Junction (Series A) (FGIC Insured)
       500,000 Yavapai County Arizona Hospital Revenue                   500,000      501,625
               (Yavapai Regional Medical Center) (Series A)

                                                  Total Arizona                     8,869,615

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Arkansas - 0.6%
       740,000 Arkansas Housing Development Agency Single                895,578       8.375%    7/1/2010              0           0
               Family Mortgage Revenue Bonds (FHA Insured)
     2,400,000 Arkansas State Community Water System Public            2,445,288         5.0%   10/1/2023      1,400,000   1,426,418
               Water Authority Revenue (Series B) (MBIA
               Insured)
       487,500 Arkansas State Development Finance Authority              499,917        7.45%    1/1/2027        487,500     499,917
               Single Family Mortgage Revenue Bonds (Series F)
               (GNMA Insured) (Subject to 'AMT')
     3,000,000 Jonesboro, Arkansas Residential Housing and             3,313,830         5.8%    7/1/2011              0           0
               Health Care Facilities Revenue Bonds (St.
               Bernards Regional Medical Center) (AMBAC
               Insured)
       875,000 Pope County, Arkansas Pollution Control                   916,650         6.3%   12/1/2016              0           0
               Revenue Bonds (Arkansas Power and Light
               Company Project) (FSA Insured)

                                                 Total Arkansas        8,071,263                                           1,926,335

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Arkansas - 0.6%                                                     Amount        Value
          740,000 Arkansas Housing Development Agency Single             740,000      895,578
               Family Mortgage Revenue Bonds (FHA Insured)
     2,400,000 Arkansas State Community Water System Public            1,000,000    1,018,870
               Water Authority Revenue (Series B) (MBIA
               Insured)
       487,500 Arkansas State Development Finance Authority                    0            0
               Single Family Mortgage Revenue Bonds (Series F)
               (GNMA Insured) (Subject to 'AMT')
     3,000,000 Jonesboro, Arkansas Residential Housing and             3,000,000    3,313,830
               Health Care Facilities Revenue Bonds (St.
               Bernards Regional Medical Center) (AMBAC
               Insured)
       875,000 Pope County, Arkansas Pollution Control                   875,000      916,650
               Revenue Bonds (Arkansas Power and Light
               Company Project) (FSA Insured)

                                                 Total Arkansas                     6,144,928

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   California - 9.2%
    $3,450,000 Anaheim, California Public Financing Authority         $3,932,206         6.0%    9/1/2024             $0           0
               Lease Revenue Bonds (Public Improvements
               Project) (Series A) (FSA Insured)
     5,000,000 California Infrastructure & Economic Bank               5,070,000         5.0%    7/1/2025              0           0
               Revenue (Bay Area Toll Bridges) (1st Lien-A)
       815,000 California Rural Home Mortgage Finance                    856,524         7.1%    6/1/2031        815,000     856,524
               Authority Single Family Mortgage Revenue Bonds
                (Series D) (GNMA/FNMA Insured)(Subject to
               'AMT')
     5,000,000 California State Department of Water Resources          5,360,550       5.375%    5/1/2018      5,000,000   5,360,550
               Supply Revenue Bonds (Series A) (AMBAC
               Insured)
    10,000,000 California State General Obligation Bonds              10,013,500         5.0%    2/1/2020              0           0
     2,000,000 California State General Obligation Bonds               2,370,640         6.3%    9/1/2010              0           0
               (AMBAC Insured)
     3,000,000 California State Public Works Board Lease               3,659,880         7.4%    9/1/2010              0           0
               Revenue Bonds (Department of Corrections State
                Prison)
     4,000,000 California State Public Works Board Lease               4,390,920       5.375%   10/1/2015              0           0
               Revenue Bonds (UCLA Replacement Hospital)
               (Series A) (FSA Insured)
     1,500,000 California State Revenue General Obligation             1,688,160         7.0%    8/1/2006              0           0
               Bonds
     2,000,000 California State Revenue General Obligation             2,030,140        5.25%   11/1/2021      2,000,000   2,030,140
               Bonds
       300,000 California State Unrefunded General Obligation            315,255         6.0%    8/1/2016              0           0
               Bonds (MBIA Insured)
     1,000,000 California State Veterans General Obligation            1,315,870         9.5%    2/1/2010              0           0
               Revenue Bonds (FGIC) (Series AT)
       835,000 Central Valley Financing Authority Cogeneration           854,430         6.0%    7/1/2009              0           0
               Project Revenue Bonds (Carson Ice-Gen Project)
     4,030,000 Contra Costa County, California Home Mortgage           5,355,427         7.5%    5/1/2014      4,030,000   5,355,427
               Revenue Bonds (GNMA Insured) (Escrowed to
               Maturity)
     1,335,000 Foothill/Eastern Transportation Corridor Agency         1,315,763  Zero Coupon    1/1/2005      1,335,000   1,315,763
                California Toll Road Revenue Bonds (Series A)
     5,000,000 Foothill/Eastern Transportation Corridor Agency         5,573,600  Zero Coupon    1/1/2009      5,000,000   5,573,600
                California Toll Road Revenue Bonds (Series A)
     5,000,000 Foothill/Eastern Transportation Corridor Agency         5,758,100  Zero Coupon    1/1/2011      5,000,000   5,758,100
                California Toll Road Revenue Bonds (Series A)
     6,000,000 Foothill/Eastern Transportation Corridor Agency         6,922,980  Zero Coupon    1/1/2013      6,000,000   6,922,980
                California Toll Road Revenue Bonds (Series A)
     7,145,000 Foothill/Eastern Transportation Corridor Agency         8,244,115  Zero Coupon    1/1/2014      7,145,000   8,244,115
                California Toll Road Revenue Bonds (Series A)
       420,000 Golden West Schools Financing Authority                   483,466         5.8%    2/1/2022        420,000     483,466
               California Revenue Bonds (Series A) (MBIA
               Insured)
      $740,000 Los Angeles, California Department of Water and          $793,413         6.1%   2/15/2017        740,000    $793,413
                Power Electric Plant Prerefunded Revenue Bonds
       260,000 Los Angeles, California Department of Water and           275,395         6.1%   2/15/2017        260,000     275,395
                Power Electric Plant Unrefunded Revenue Bonds
     2,000,000 Los Angeles, California Unified School District         2,070,240         5.0%    7/1/2021      2,000,000   2,070,240
               Revenue Bonds (MBIA-Series A)
     2,385,000 Orange County, California Recovery Certificates         2,634,495         5.8%    7/1/2016              0           0
               Of Participation Bonds (Series A) (MBIA Insured)
     1,785,000 Palmdale California Civic Authority Revenue             1,858,828         6.6%    9/1/2034              0           0
               Bonds (Series A)
     5,000,000 Pittsburg, California Redevelopment Agency Tax          1,616,350  Zero Coupon    8/1/2024              0           0
               Allocation Bonds (Los Medanos Community
               Development Project) (AMBAC Insured)
     4,200,000 Pomona, California Single Family Mortgage               5,566,932         7.6%    5/1/2023      4,200,000   5,566,932
               Revenue Bonds (Series A) (GNMA/FNMA
               Insured)
     2,815,000 Riverside County California Transportation              2,796,759  Zero Coupon    6/1/2004              0           0
               Commission Sales Tax Revenue Bonds (Series A)
               (MBIA/IBC Insured)
     3,480,000 Sacramento County, California Single Family             4,924,339        8.25%    1/1/2021      3,480,000   4,924,339
               Mortgage Revenue Bonds (Subject to 'AMT')
       500,000 Sacramento, California Cogeneration Authority             552,345       6.375%    7/1/2010              0           0
               Bonds (Procter and Gamble Project)
       500,000 Sacramento, California Cogeneration Authority             538,250       6.375%    7/1/2010              0           0
               Revenue Bonds (Procter and Gamble Project)
     1,500,000 San Bernardino County, California Single Family         1,981,290         7.5%    5/1/2023      1,500,000   1,981,290
               Mortgage Revenue Bonds (Series A) (GNMA
               Insured)
     1,500,000 San Francisco, California Bay Area Rapid Transit        1,827,045        6.75%    7/1/2010              0           0
               District Sales Tax Revenue Bonds (AMBAC
               Insured)
    15,000,000 San Joaquin Hills Transportation Corridor              18,502,799        7.65%    1/1/2013              0           0
               Agency, California Toll Road Revenue Bonds

                                               Total California      121,450,006                                          57,512,274

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   California - 9.2%                                                   Amount        Value
    $3,450,000 Anaheim, California Public Financing Authority          3,450,000   $3,932,206
               Lease Revenue Bonds (Public Improvements
               Project) (Series A) (FSA Insured)
     5,000,000 California Infrastructure & Economic Bank               5,000,000    5,070,000
               Revenue (Bay Area Toll Bridges) (1st Lien-A)
       815,000 California Rural Home Mortgage Finance                          0            0
               Authority Single Family Mortgage Revenue Bonds
                (Series D) (GNMA/FNMA Insured)(Subject to
               'AMT')
     5,000,000 California State Department of Water Resources                  0            0
               Supply Revenue Bonds (Series A) (AMBAC
               Insured)
    10,000,000 California State General Obligation Bonds               0,000,000   10,013,500
     2,000,000 California State General Obligation Bonds               2,000,000    2,370,640
               (AMBAC Insured)
     3,000,000 California State Public Works Board Lease               3,000,000    3,659,880
               Revenue Bonds (Department of Corrections State
                Prison)
     4,000,000 California State Public Works Board Lease               4,000,000    4,390,920
               Revenue Bonds (UCLA Replacement Hospital)
               (Series A) (FSA Insured)
     1,500,000 California State Revenue General Obligation             1,500,000    1,688,160
               Bonds
     2,000,000 California State Revenue General Obligation                     0            0
               Bonds
       300,000 California State Unrefunded General Obligation            300,000      315,255
               Bonds (MBIA Insured)
     1,000,000 California State Veterans General Obligation            1,000,000    1,315,870
               Revenue Bonds (FGIC) (Series AT)
       835,000 Central Valley Financing Authority Cogeneration           835,000      854,430
               Project Revenue Bonds (Carson Ice-Gen Project)
     4,030,000 Contra Costa County, California Home Mortgage                   0            0
               Revenue Bonds (GNMA Insured) (Escrowed to
               Maturity)
     1,335,000 Foothill/Eastern Transportation Corridor Agency                 0            0
                California Toll Road Revenue Bonds (Series A)
     5,000,000 Foothill/Eastern Transportation Corridor Agency                 0            0
                California Toll Road Revenue Bonds (Series A)
     5,000,000 Foothill/Eastern Transportation Corridor Agency                 0            0
                California Toll Road Revenue Bonds (Series A)
     6,000,000 Foothill/Eastern Transportation Corridor Agency                 0            0
                California Toll Road Revenue Bonds (Series A)
     7,145,000 Foothill/Eastern Transportation Corridor Agency                 0            0
                California Toll Road Revenue Bonds (Series A)
       420,000 Golden West Schools Financing Authority                         0            0
               California Revenue Bonds (Series A) (MBIA
               Insured)
      $740,000 Los Angeles, California Department of Water and                 0           $0
                Power Electric Plant Prerefunded Revenue Bonds
       260,000 Los Angeles, California Department of Water and                 0            0
                Power Electric Plant Unrefunded Revenue Bonds
     2,000,000 Los Angeles, California Unified School District                 0            0
               Revenue Bonds (MBIA-Series A)
     2,385,000 Orange County, California Recovery Certificates         2,385,000    2,634,495
               Of Participation Bonds (Series A) (MBIA Insured)
     1,785,000 Palmdale California Civic Authority Revenue             1,785,000    1,858,828
               Bonds (Series A)
     5,000,000 Pittsburg, California Redevelopment Agency Tax          5,000,000    1,616,350
               Allocation Bonds (Los Medanos Community
               Development Project) (AMBAC Insured)
     4,200,000 Pomona, California Single Family Mortgage                       0            0
               Revenue Bonds (Series A) (GNMA/FNMA
               Insured)
     2,815,000 Riverside County California Transportation              2,815,000    2,796,759
               Commission Sales Tax Revenue Bonds (Series A)
               (MBIA/IBC Insured)
     3,480,000 Sacramento County, California Single Family                     0            0
               Mortgage Revenue Bonds (Subject to 'AMT')
       500,000 Sacramento, California Cogeneration Authority             500,000      552,345
               Bonds (Procter and Gamble Project)
       500,000 Sacramento, California Cogeneration Authority             500,000      538,250
               Revenue Bonds (Procter and Gamble Project)
     1,500,000 San Bernardino County, California Single Family                 0            0
               Mortgage Revenue Bonds (Series A) (GNMA
               Insured)
     1,500,000 San Francisco, California Bay Area Rapid Transit        1,500,000    1,827,045
               District Sales Tax Revenue Bonds (AMBAC
               Insured)
    15,000,000 San Joaquin Hills Transportation Corridor              15,000,000   18,502,799
               Agency, California Toll Road Revenue Bonds

                                               Total California                    63,937,732

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Colorado - 5.5%
    $2,500,000 Boulder Larimer Weld Counties, Colorado St.            $2,494,512  Zero Coupon  12/15/2003              0          $0
               Vrain Valley Public School District General
               Obligation Bonds (Series A) (MBIA Insured)
     5,000,000 Boulder Larimer Weld Counties, Colorado St              4,926,350  Zero Coupon  12/15/2004              0           0
               Vrain Valley Public School District General
               Obligation Bonds (Series A) (MBIA Insured)
     2,000,000 Colorado Educational and Cultural Facilities            2,003,040        7.25%   9/15/2030      2,000,000   2,003,040
               Authority Revenue Bonds (Bromley East Project)
                (Series A)
       570,000 Colorado Educational and Cultural Facilities              576,008         6.0%    4/1/2021        570,000     576,008
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)
     1,280,000 Colorado Educational and Cultural Facilities            1,289,651         6.0%    4/1/2030      1,280,000   1,289,651
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)
     2,825,000 Colorado Educational and Cultural Facilities            3,550,686        7.25%   12/1/2030      2,825,000   3,550,686
               Authority Revenue Bonds (Classical Academy)
       920,000 Colorado Educational and Cultural Facilities            1,006,940        5.25%   12/1/2011        920,000   1,006,940
               Authority Revenue Bonds (Pinnacle Charter
               School Project)
     1,000,000 Colorado Educational and Cultural Facilities            1,009,680        5.75%    6/1/2016              0           0
               Authority Revenue Bonds (University Lab School
                Project)
       750,000 Colorado Educational and Cultural Facilities              757,815       6.125%    6/1/2021        750,000     757,815
               Authority Revenue Bonds (University Lab School
                Project)
     6,250,000 Colorado Educational and Cultural Facilities            6,309,062        6.25%    6/1/2031      5,250,000   5,299,612
               Authority Revenue Bonds (University Lab School
                Project)
     1,000,000 Colorado Health Facilities Authority Revenue            1,125,030        6.25%   12/1/2010      1,000,000   1,125,030
               Bonds (Evangelical Lutheran Good Samaritan)
     5,000,000 Colorado Health Facilities Authority Revenue            5,416,600         6.8%   12/1/2020      2,000,000   2,166,640
               Bonds (Evangelical Lutheran Good Samaritan)
     1,000,000 Colorado Health Facilities Authority Revenue            1,055,070         6.5%    9/1/2020              0           0
               Bonds (Parkview Medical Center Project)
       500,000 Colorado Health Facilities Authority Revenue              529,695         6.6%    9/1/2025              0           0
               Bonds (Parkview Medical Center Project)
       465,000 Colorado Housing and Finance Authority Revenue            482,651        7.45%   10/1/2016        465,000     482,651
                Bonds (Single Family Program) (Series A-2)
               (Subject to 'AMT')
       285,000 Colorado Housing and Finance Authority Revenue            292,151        7.25%    4/1/2010        285,000     292,151
                Bonds (Single Family Program) (Series A-3)
       365,000 Colorado Housing and Finance Authority Revenue            393,455         6.3%    8/1/2012        365,000     393,455
                Bonds (Single Family Program) (Series A-3)
     2,125,000 Colorado Housing and Finance Authority Revenue          2,280,975         6.7%    8/1/2017      2,125,000   2,280,975
                Bonds (Single Family Program) (Series B-3)
       340,000 Colorado Housing and Finance Authority Revenue            352,437        7.15%   10/1/2030        340,000     352,437
                Bonds (Single Family Program) (Series C-3)
               (FHA/VA Insured)
       195,000 Colorado Housing and Finance Authority Single             202,498         7.0%   11/1/2016              0           0
               Family Revenue Bonds (Series A-3)
     1,915,000 Colorado Housing and Finance Authority Single           2,030,187        6.35%   11/1/2029              0           0
               Family Revenue Bonds (Series D-2) (Subject to
               'AMT')
        70,000 Colorado Water Resources and Power                         70,667        6.25%    9/1/2013              0           0
               Development Authority Clean Water Revenue
               Unrefunded Bonds (Series A) (FSA Insured)
    $3,525,000 Colorado Water Resources and Power                     $3,727,617        5.25%   11/1/2021      3,525,000  $3,727,617
               Development Authority Small Water Resources
               Revenue Bonds (Series A) (FGIC Insured)
     6,000,000 Denver, Colorado City & County Bonds                    6,453,900         5.6%   10/1/2029              0           0
       200,000 Denver, Colorado Health and Hospital Authority            212,102        5.25%   12/1/2010        200,000     212,102
               Healthcare Revenue Bonds (Series A)
       200,000 Denver, Colorado Health and Hospital Authority            205,726        5.25%   12/1/2011        200,000     205,726
               Healthcare Revenue Bonds (Series A)
     2,000,000 Denver, Colorado Health and Hospital Authority          2,107,620        6.25%   12/1/2016      2,000,000   2,107,620
               Healthcare Revenue Bonds (Series A)
     1,500,000 Denver, Colorado Health and Hospital Authority          1,498,065         6.0%   12/1/2023        500,000     499,355
               Healthcare Revenue Bonds (Series A)
       150,000 Douglas County, Colorado School District # RE-1           159,861         6.5%  12/15/2016              0           0
                Douglas and Elbert Counties General Obligation
               Bonds (Series A) (MBIA Insured)
     3,350,000 Douglas County, Colorado School District                3,585,002         6.5%  12/15/2016              0           0
               Number 1 Douglas and Elbert General Obligation
               Bonds (Series A) (MBIA Insured)
     1,000,000 Eagle Garfield and Routt Counties School District       1,075,820         6.3%   12/1/2012              0           0
               General Obligation Bonds (FGIC Insured)
     1,890,000 Goldsmith, Colorado Metropolitan District               1,723,396  Zero Coupon    6/1/2007              0           0
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     1,890,000 Goldsmith, Colorado Metropolitan District               1,645,585  Zero Coupon    6/1/2008              0           0
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     1,885,000 Goldsmith, Colorado Metropolitan District               1,616,783  Zero Coupon   12/1/2008              0           0
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     3,000,000 Larimer County, Colorado School District # R 1          3,843,360         7.0%  12/15/2016              0           0
               Poudre Valley (MBIA/IBC Insured)
     4,000,000 Northwest Parkway Public Highway Authority              2,857,640  Zero Coupon   6/15/2021      4,000,000   2,857,640
               Colorado Capital Appreciation Revenue Bonds
               (Series C) (AMBAC Insured)
     3,500,000 Regional Transportation District, Colorado Sales        3,792,425         5.5%   11/1/2021      3,500,000   3,792,425
               Tax Revenue Bonds (Series B) (AMBAC Insured)

                                                 Total Colorado       72,660,062                                          34,979,576

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Colorado - 5.5%                                                     Amount        Value
    $2,500,000 Boulder Larimer Weld Counties, Colorado St.             2,500,000   $2,494,512
               Vrain Valley Public School District General
               Obligation Bonds (Series A) (MBIA Insured)
     5,000,000 Boulder Larimer Weld Counties, Colorado St              5,000,000    4,926,350
               Vrain Valley Public School District General
               Obligation Bonds (Series A) (MBIA Insured)
     2,000,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (Bromley East Project)
                (Series A)
       570,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)
     1,280,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)
     2,825,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (Classical Academy
       920,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (Pinnacle Charter
               School Project)
     1,000,000 Colorado Educational and Cultural Facilities            1,000,000    1,009,680
               Authority Revenue Bonds (University Lab School
                Project)
       750,000 Colorado Educational and Cultural Facilities                    0            0
               Authority Revenue Bonds (University Lab School
                Project)
     6,250,000 Colorado Educational and Cultural Facilities            1,000,000    1,009,450
               Authority Revenue Bonds (University Lab School
                Project)
     1,000,000 Colorado Health Facilities Authority Revenue                    0            0
               Bonds (Evangelical Lutheran Good Samaritan)
     5,000,000 Colorado Health Facilities Authority Revenue            3,000,000    3,249,680
               Bonds (Evangelical Lutheran Good Samaritan)
     1,000,000 Colorado Health Facilities Authority Revenue            1,000,000    1,055,070
               Bonds (Parkview Medical Center Project)
       500,000 Colorado Health Facilities Authority Revenue              500,000      529,695
               Bonds (Parkview Medical Center Project)
       465,000 Colorado Housing and Finance Authority Revenue                  0            0
                Bonds (Single Family Program) (Series A-2)
               (Subject to 'AMT')
       285,000 Colorado Housing and Finance Authority Revenue                  0            0
                Bonds (Single Family Program) (Series A-3)
       365,000 Colorado Housing and Finance Authority Revenue                  0            0
                Bonds (Single Family Program) (Series A-3)
     2,125,000 Colorado Housing and Finance Authority Revenue                  0            0
                Bonds (Single Family Program) (Series B-3)
       340,000 Colorado Housing and Finance Authority Revenue                  0            0
                Bonds (Single Family Program) (Series C-3)
               (FHA/VA Insured)
       195,000 Colorado Housing and Finance Authority Single             195,000      202,498
               Family Revenue Bonds (Series A-3)
     1,915,000 Colorado Housing and Finance Authority Single           1,915,000    2,030,187
               Family Revenue Bonds (Series D-2) (Subject to
               'AMT')
        70,000 Colorado Water Resources and Power                         70,000       70,667
               Development Authority Clean Water Revenue
               Unrefunded Bonds (Series A) (FSA Insured)
    $3,525,000 Colorado Water Resources and Power                              0           $0
               Development Authority Small Water Resources
               Revenue Bonds (Series A) (FGIC Insured)
     6,000,000 Denver, Colorado City & County Bonds                    6,000,000    6,453,900
       200,000 Denver, Colorado Health and Hospital Authority                  0            0
               Healthcare Revenue Bonds (Series A)
       200,000 Denver, Colorado Health and Hospital Authority                  0            0
               Healthcare Revenue Bonds (Series A)
     2,000,000 Denver, Colorado Health and Hospital Authority                  0            0
               Healthcare Revenue Bonds (Series A)
     1,500,000 Denver, Colorado Health and Hospital Authority          1,000,000      998,710
               Healthcare Revenue Bonds (Series A)
       150,000 Douglas County, Colorado School District # RE-1           150,000      159,861
                Douglas and Elbert Counties General Obligation
               Bonds (Series A) (MBIA Insured)
     3,350,000 Douglas County, Colorado School District                3,350,000    3,585,002
               Number 1 Douglas and Elbert General Obligation
               Bonds (Series A) (MBIA Insured)
     1,000,000 Eagle Garfield and Routt Counties School District       1,000,000    1,075,820
               General Obligation Bonds (FGIC Insured)
     1,890,000 Goldsmith, Colorado Metropolitan District               1,890,000    1,723,396
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     1,890,000 Goldsmith, Colorado Metropolitan District               1,890,000    1,645,585
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     1,885,000 Goldsmith, Colorado Metropolitan District               1,885,000    1,616,783
               Capital Appreciation General Obligation Bonds
               (MBIA Insured)
     3,000,000 Larimer County, Colorado School District # R 1          3,000,000    3,843,360
               Poudre Valley (MBIA/IBC Insured)
     4,000,000 Northwest Parkway Public Highway Authority                      0            0
               Colorado Capital Appreciation Revenue Bonds
               (Series C) (AMBAC Insured)
     3,500,000 Regional Transportation District, Colorado Sales                0            0
               Tax Revenue Bonds (Series B) (AMBAC Insured)

                                                 Total Colorado                    37,680,486

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Connecticut - 0.5%
     2,000,000 Connecticut State Health and Educational                2,037,160       5.125%    7/1/2027      2,000,000   2,037,160
               Facilities Authority Revenue (Yale University)
               (Series W)
     4,000,000 Connecticut State Special Tax Obligation                4,834,480         6.5%   10/1/2010              0           0
               Revenue Bonds (Transportation Infrastructure)
               (Series B)

                                              Total Connecticut        6,871,640                                           2,037,160

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Connecticut - 0.5%                                                  Amount        Value
     2,000,000 Connecticut State Health and Educational                        0            0
               Facilities Authority Revenue (Yale University)
               (Series W)
     4,000,000 Connecticut State Special Tax Obligation                4,000,000    4,834,480
               Revenue Bonds (Transportation Infrastructure)
               (Series B)

                                              Total Connecticut                     4,834,480

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   District of Columbia - 0.6%
     8,155,000 District of Columbia Tobacco Settlement                 7,483,680        6.25%   5/15/2024      8,155,000   7,483,680
               Financing Corporation Revenue Bonds

                                     Total District of Columbia        7,483,680                                           7,483,680

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   District of Columbia - 0.6%                                         Amount        Value
     8,155,000 District of Columbia Tobacco Settlement                         0            0
               Financing Corporation Revenue Bonds

                                     Total District of Columbia                             0

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Florida - 1.8%
    $1,475,000 Brevard County, Florida Housing Finance                $1,616,674         6.5%    9/1/2022      1,475,000  $1,616,674
               Authority Homeowner Mortgage Revenue Bonds
               (Series B) (GNMA Insured)
     2,245,000 Clay County, Florida Housing Finance Authority          2,319,332         6.0%    4/1/2029      2,245,000   2,319,332
               Single Family Mortgage Revenue Bonds
               (GNMA/FNMA Insured) (Subject to 'AMT')
       750,000 Florida Intergovernmental Finance Commission              773,768       5.125%    5/1/2021              0           0
               Capital Revenue Bonds
       620,000 Florida State Board of Education Capital Outlay           892,292       9.125%    6/1/2014        620,000     892,292
               Unrefunded General Obligation Bonds (MBIA
               Insured)
     1,520,000 Florida State Revenue Bonds (Jacksonville               1,565,068         5.0%    7/1/2019              0           0
               Transportation)
     2,000,000 Highlands County, Florida Health Facilities             2,085,340         6.0%  11/15/2031      2,000,000   2,085,340
               Authority Revenue Bonds (Adventist Health
               System/Sunbelt, Inc.) (Series A)
     1,500,000 Jacksonville, Florida Health Facilities Authority       1,728,000        5.75%   8/15/2015              0           0
               Revenue Bonds (Series C)
     1,145,000 Leon County, Florida Educational Facilities             1,669,399         8.5%    9/1/2017      1,145,000   1,669,399
               Authority Certificates of Participation
       620,000 Manatee County, Florida Housing Finance                   673,903         7.2%    5/1/2028        620,000     673,903
               Authority Single Family Mortgage Revenue Bonds
                (Series 1) (GNMA/FNMA/ FHLMC Insured)
               (Subject to 'AMT')
     1,320,000 Orange County, Florida Health Facilities                1,478,387        5.75%  11/15/2008      1,320,000   1,478,387
               Authority Revenue Bonds (Adventist Health
               Systems)
     1,000,000 Orange County, Florida Health Facilities                1,125,510        5.85%  11/15/2010      1,000,000   1,125,510
               Authority Revenue Bonds (Adventist Health
               Systems)
     2,000,000 Orange County, Florida Health Facilities                2,403,640        6.25%   10/1/2018      2,000,000   2,403,640
               Authority Revenue Bonds (Orlando Regional
               Healthcare System) (Series A) (MBIA Insured)
     1,515,000 Orange County, Florida Housing Finance                  1,590,538         5.9%    9/1/2028      1,515,000   1,590,538
               Authority Homeowner Revenue Bonds (Series
               B-1) (GNMA/FNMA Insured) (Subject to 'AMT')
    $1,090,000 Palm Beach County, Florida Housing Finance             $1,144,347         5.9%   10/1/2027      1,090,000  $1,144,347
               Authority Single Family Homeowner Revenue
               Bonds (Series A-1) (GNMA/FNMA Insured)
               (Subject to 'AMT')
       990,000 Pinellas County, Florida Housing Finance                1,028,184        7.25%    9/1/2029        990,000   1,028,184
               Authority Single Family Housing Revenue Bonds
               (Multi-County Program) (Series B-1) (Subject to
               'AMT)
     1,505,000 Pinellas County, Florida Housing Finance                1,616,942         7.2%    9/1/2029      1,505,000   1,616,942
               Authority Single Family Housing Revenue Bonds
               (Series A-1) (GNMA/FNMA Insured) (Subject to
               'AMT')

                                                  Total Florida       23,711,324                                          19,644,488

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Florida - 1.8%                                                      Amount        Value
    $1,475,000 Brevard County, Florida Housing Finance                         0           $0
               Authority Homeowner Mortgage Revenue Bonds
               (Series B) (GNMA Insured)
     2,245,000 Clay County, Florida Housing Finance Authority                  0            0
               Single Family Mortgage Revenue Bonds
               (GNMA/FNMA Insured) (Subject to 'AMT')
       750,000 Florida Intergovernmental Finance Commission              750,000      773,768
               Capital Revenue Bonds
       620,000 Florida State Board of Education Capital Outlay                 0            0
               Unrefunded General Obligation Bonds (MBIA
               Insured)
     1,520,000 Florida State Revenue Bonds (Jacksonville               1,520,000    1,565,068
               Transportation)
     2,000,000 Highlands County, Florida Health Facilities                     0            0
               Authority Revenue Bonds (Adventist Health
               System/Sunbelt, Inc.) (Series A)
     1,500,000 Jacksonville, Florida Health Facilities Authority        1,500,000   1,728,000
               Revenue Bonds (Series C)
     1,145,000 Leon County, Florida Educational Facilities                                  0
               Authority Certificates of Participation
       620,000 Manatee County, Florida Housing Finance                                      0
               Authority Single Family Mortgage Revenue Bonds
                (Series 1) (GNMA/FNMA/ FHLMC Insured)
               (Subject to 'AMT')
     1,320,000 Orange County, Florida Health Facilities                        0            0
               Authority Revenue Bonds (Adventist Health
               Systems)
     1,000,000 Orange County, Florida Health Facilities                        0            0
               Authority Revenue Bonds (Adventist Health
               Systems)
     2,000,000 Orange County, Florida Health Facilities                        0            0
               Authority Revenue Bonds (Orlando Regional
               Healthcare System) (Series A) (MBIA Insured)
     1,515,000 Orange County, Florida Housing Finance                          0            0
               Authority Homeowner Revenue Bonds (Series
               B-1) (GNMA/FNMA Insured) (Subject to 'AMT')
    $1,090,000 Palm Beach County, Florida Housing Finance             $        0           $0
               Authority Single Family Homeowner Revenue
               Bonds (Series A-1) (GNMA/FNMA Insured)
               (Subject to 'AMT')
       990,000 Pinellas County, Florida Housing Finance                        0            0
               Authority Single Family Housing Revenue Bonds
               (Multi-County Program) (Series B-1) (Subject to
               'AMT)
     1,505,000 Pinellas County, Florida Housing Finance                        0            0
               Authority Single Family Housing Revenue Bonds
               (Series A-1) (GNMA/FNMA Insured) (Subject to
               'AMT')

                                                  Total Florida                     4,066,836

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Georgia - 2.3%
     2,620,000 Atlanta, Georgia Water and Wastewater Revenue           2,962,434         5.0%   11/1/2038              0           0
               Bonds (Series A) (FGIC Insured)
     2,000,000 Brunswick, Georgia Water and Sewer Revenue              2,329,260         6.0%   10/1/2011              0           0
               Refunding Bonds (MBIA Insured)
     1,500,000 Brunswick, Georgia Water and Sewer Revenue              1,810,680         6.1%   10/1/2019              0           0
               Refunding Bonds (MBIA Insured)
     1,000,000 Chatham County, Georgia Hospital Authority              1,041,400       6.125%    1/1/2024              0           0
               Revenue Bonds (Memorial Health University
               Medical Center)
     5,000,000 Cherokee County, Georgia Water and Sewer                5,714,200         5.5%    8/1/2018              0           0
               Authority Revenue Refunding Bonds (MBIA
               Insured)
     1,000,000 Georgia State General Obligation Bonds (Series B)       1,175,520         6.3%    3/1/2009              0           0
     1,000,000 Georgia State General Obligation Bonds (Series B)       1,185,370         6.3%    3/1/2010              0           0
     2,000,000 Georgia State General Obligation Bonds (Series B)       2,295,720        5.65%    3/1/2012              0           0
     3,500,000 Georgia State General Obligation Bonds (Series D)       3,870,265         5.0%    8/1/2012              0           0
     1,000,000 McDuffie County, Georgia Development                    1,043,360        6.95%   12/1/2023              0           0
               Authority Waste Disposal Revenue
               (Temple-Inland, Inc.)
     5,000,000 Rockdale County, Georgia Waterand Sewer                 5,283,900         5.5%    7/1/2025              0           0
               Authority Revenue Bonds (Series A) (MBIA
               Insured)
     1,500,000 Savannah, Georgia Economic Development                  1,635,855        6.75%  11/15/2020      1,500,000   1,635,855
               Authority Student Housing Revenue Bonds (State
               University Project) (Series A)(ACA Insured)

                                                  Total Georgia       30,347,964                                           1,635,855

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Georgia - 2.3%                                                      Amount        Value
     2,620,000 Atlanta, Georgia Water and Wastewater Revenue           2,620,000    2,962,434
               Bonds (Series A) (FGIC Insured)
     2,000,000 Brunswick, Georgia Water and Sewer Revenue              2,000,000    2,329,260
               Refunding Bonds (MBIA Insured)
     1,500,000 Brunswick, Georgia Water and Sewer Revenue              1,500,000    1,810,680
               Refunding Bonds (MBIA Insured)
     1,000,000 Chatham County, Georgia Hospital Authority              1,000,000    1,041,400
               Revenue Bonds (Memorial Health University
               Medical Center)
     5,000,000 Cherokee County, Georgia Water and Sewer                5,000,000    5,714,200
               Authority Revenue Refunding Bonds (MBIA
               Insured)
     1,000,000 Georgia State General Obligation Bonds (Series B)       1,000,000    1,175,520
     1,000,000 Georgia State General Obligation Bonds (Series B)       1,000,000    1,185,370
     2,000,000 Georgia State General Obligation Bonds (Series B)       2,000,000    2,295,720
     3,500,000 Georgia State General Obligation Bonds (Series D)       3,500,000    3,870,265
     1,000,000 McDuffie County, Georgia Development                    1,000,000    1,043,360
               Authority Waste Disposal Revenue
               (Temple-Inland, Inc.)
     5,000,000 Rockdale County, Georgia Waterand Sewer                 5,000,000    5,283,900
               Authority Revenue Bonds (Series A) (MBIA
               Insured)
     1,500,000 Savannah, Georgia Economic Development                          0            0
               Authority Student Housing Revenue Bonds (State
               University Project) (Series A)(ACA Insured)

                                                  Total Georgia                    28,712,109

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Hawaii - 1.7%
    $7,330,000 Hawaii State Highway Revenue Bonds                     $8,372,766         5.5%    7/1/2018             $0           0
     1,000,000 Honolulu, Hawaii City & County (Series A) (FSA          1,029,710        5.25%    9/1/2024              0           0
               Insured)
    10,000,000 Honolulu, Hawaii City & County (Series A) (FSA         10,276,400        5.25%    3/1/2027      5,000,000   5,138,200
               Insured)
     2,555,000 Honolulu, Hawaii City & County Revenue Bonds            3,066,077        6.25%    4/1/2014      2,555,000   3,066,077
               (Unrefunded Balance) (Series A) (FGIC Insured)

                                                   Total Hawaii       22,744,953                                           8,204,277

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Hawaii - 1.7%                                                       Amount        Value
    $7,330,000 Hawaii State Highway Revenue Bonds                      7,330,000   $8,372,766
     1,000,000 Honolulu, Hawaii City & County (Series A) (FSA          1,000,000    1,029,710
               Insured)
    10,000,000 Honolulu, Hawaii City & County (Series A) (FSA          5,000,000    5,138,200
               Insured)
     2,555,000 Honolulu, Hawaii City & County Revenue Bonds                    0            0
               (Unrefunded Balance) (Series A) (FGIC Insured)

                                                   Total Hawaii                    14,540,676

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Idaho - 0.4%
     1,000,000 Idaho Falls, Idaho General Obligation Bonds               921,040  Zero Coupon    4/1/2007              0           0
               (FGIC Insured)
     3,115,000 Idaho Falls, Idaho General Obligation Bonds             2,488,760  Zero Coupon    4/1/2010              0           0
               (FGIC Insured)

                                                    Total Idaho        4,919,620                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Idaho - 0.4%                                                        Amount        Value
     1,000,000 Idaho Falls, Idaho General Obligation Bonds             1,000,000      921,040
               (FGIC Insured)
     3,115,000 Idaho Falls, Idaho General Obligation Bonds             3,115,000    2,488,760
               (FGIC Insured)

                                                    Total Idaho                     4,919,620

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Illinois - 8.1%
     1,000,000 Alton, Illinois Hospital Facilities Revenue and           992,690         6.0%    9/1/2014              0           0
               Refunding Bonds (St. Anthony's Health Center)
     2,000,000 Broadview, Illinois Tax Increment Tax                   2,067,020        5.25%    7/1/2012      2,000,000   2,067,020
               Allocation Bonds
     1,000,000 Broadview, Illinois Tax Increment Tax                   1,023,630       5.375%    7/1/2015      1,000,000   1,023,630
               Allocation Revenue Bonds
    10,000,000 Chicago, Illinois Capital Appreciation City             3,370,700  Zero Coupon    1/1/2024              0           0
               Colleges General Obligation Bonds (FGIC Insured)
     3,000,000 Chicago, Illinois Lakefront Millennium Project          2,685,180  Zero Coupon    1/1/2029              0           0
               General Obligation Bonds (MBIA Insured)
       345,000 Chicago, Illinois Single Family Mortgage Revenue          354,467        7.25%    9/1/2028        345,000     354,467
               Bonds (Series A) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
     1,750,000 Chicago, Illinois Single Family Mortgage Revenue        1,827,892        7.05%   10/1/2030      1,750,000   1,827,892
               Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
       580,000 Chicago, Illinois Single Family Mortgage Revenue          605,253         7.0%    3/1/2032        580,000     605,253
               Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
     7,200,000 Chicago, Illinois Tax Increment Capital                 4,091,832  Zero Coupon  11/15/2014      7,200,000   4,091,832
               Appreciation Tax Allocation Bonds (Series A)
               (ACA Insured)
    $1,000,000 Cook County, Illinois Community Consolidated             $607,730  Zero Coupon   12/1/2014      1,000,000    $607,730
               School District #15 Palatine Capital Appreciation
               General Obligation Bonds (FGIC Insured)
     2,500,000 Cook County, Illinois General Obligation Bonds          2,985,975        6.25%  11/15/2011              0           0
               (Series A) (MBIA Insured)
     1,250,000 Cook County, Illinois School District #99 Cicero        1,680,412         8.5%   12/1/2011      1,250,000   1,680,412
               General Obligation Bonds (FGIC Insured)
     1,565,000 Cook County, Illinois School District #99 Cicero        2,201,814         8.5%   12/1/2014      1,565,000   2,201,814
               General Obligation Bonds (FGIC Insured)
     1,815,000 Cook County, Illinois School District #99 Cicero        2,605,342         8.5%   12/1/2016      1,815,000   2,605,342
               General Obligation Bonds (FGIC Insured)
     1,710,000 Du Page Cook & Will Counties Illinois                   1,808,188         5.0%    1/1/2017              0           0
               Community College District Number 502
     1,000,000 Du Page County, Illinois General Obligation             1,121,520         5.6%    1/1/2021      1,000,000   1,121,520
               Bonds (Stormwater Project)
     1,000,000 Illinois Development Finance Authority Revenue          1,074,240         6.0%   5/15/2021      1,000,000   1,074,240
               Bonds (Midwestern University) (Series B)
     1,000,000 Illinois Development Finance Authority Revenue          1,053,980         6.0%   5/15/2026              0           0
               Bonds (Midwestern University) (Series B)
     2,365,000 Illinois Development Finance Authority Revenue            972,417  Zero Coupon    1/1/2021      2,365,000     972,417
               Bonds (School District #304) (Series A) (FSA
               Insured)
     4,900,000 Illinois Educational Facilities Authority Revenue       5,413,569        5.25%   11/1/2032      4,900,000   5,413,569
               Bonds (Northwestern University)
     1,000,000 Illinois Educational Facilities Authority Student       1,068,580       6.625%    5/1/2017              0           0
               Housing Revenue Bonds (University Center
               Project)
       380,000 Illinois Health Facilities Authority Revenue              433,838        5.25%   11/1/2032        380,000     433,838
               Bonds (Series B) (MBIA/IBC Insured)
     1,600,000 Illinois Health Facilities Authority Revenue            1,684,592        6.25%    9/1/2014      1,600,000   1,684,592
               Bonds (Bethesda Home and Retirement)(Series A)
     2,000,000 Illinois Health Facilities Authority Revenue            1,980,620        5.25%    9/1/2018      2,000,000   1,980,620
               Bonds (Centegra Health Systems)
     2,000,000 Illinois Health Facilities Authority Revenue            2,347,900         6.0%    4/1/2018              0           0
               Bonds (Lutheran General Health Care Facilities)
               (FSA Insured)
     2,500,000 Illinois Health Facilities Authority Revenue            2,548,775         6.0%   10/1/2024      2,500,000   2,548,775
               Bonds (Passavant Memorial Area Hospital
     1,000,000 Illinois Health Facilities Authority Revenue            1,073,650        6.85%  11/15/2029      1,000,000   1,073,650
               Bonds (Riverside Health System)
     4,180,000 Illinois Health Facilities Authority Revenue            4,530,284        5.25%  11/15/2014      4,180,000   4,530,284
               Bonds (Rush-Presbyterian-St. Lukes) (Series A)
               (MBIA Insured)
     3,990,000 Illinois Health Facilities Authority Revenue            4,273,688       6.875%  11/15/2030      1,995,000   2,136,844
               Bonds (Swedish American Hospital)
    $4,655,000 Illinois Health Facilities Authority Revenue           $4,307,877        5.25%   8/15/2018      4,655,000  $4,307,877
               Bonds (Thorek Hospital and Medical Center)
     2,120,000 Illinois Health Facilities Authority Unrefunded         2,269,057        5.25%   8/15/2018      2,120,000   2,269,057
               Revenue Bonds (Series B) (MBIA/IBC Insured)
     2,000,000 Illinois Sports Facilities Authority State Tax          1,044,780  Zero Coupon   6/15/2017              0           0
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     1,500,000 Illinois Sports Facilities Authority State Tax            736,515  Zero Coupon   6/15/2018              0           0
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     1,500,000 Illinois Sports Facilities Authority State Tax            693,030  Zero Coupon   6/15/2019              0           0
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     7,925,000 Illinois State Sales Tax Revenue Bonds (Second          9,208,137        5.75%   6/15/2018              0           0
               Series)
     3,065,000 Illinois State Sales Tax Revenue Bonds (Series L)       3,887,646        7.45%   6/15/2012      3,065,000   3,887,646
     3,035,000 McHenry County, Illinois Community High                 4,571,256         9.0%   12/1/2017      3,035,000   4,571,256
               School District #157 General Obligation Bonds
               (FSA Insured)
     4,000,000 McLean County, Illinois Bloomington - Normal            3,765,840        6.05%  12/15/2019      4,000,000   3,765,840
               Airport Central Illinois Regional Authority
               Revenue Bonds (Subject to 'AMT')
     1,410,000 Metropolitan Pier and Exposition Authority              1,456,121        5.25%  12/15/2028              0           0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (FGIC Insured)
     1,115,000 Metropolitan Pier and Exposition Authority              1,282,518         5.5%   6/15/2015      1,115,000   1,282,518
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A)
       885,000 Metropolitan Pier and Exposition Authority              1,007,962         5.5%   6/15/2015        885,000   1,007,962
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (FGIC
               Insured)
    17,505,000 Metropolitan Pier and Exposition Authority              7,463,782  Zero Coupon   6/15/2020              0           0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (FGIC
               Insured)
     3,100,000 Metropolitan Pier and Exposition Authority              1,011,344  Zero Coupon   6/15/2024      3,100,000   1,011,344
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (MBIA
               Insured)
     2,000,000 Metropolitan Pier and Exposition Authority                634,980  Zero Coupon  12/15/2024      2,000,000     634,980
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (MBIA
               Insured)
     2,000,000 Metropolitan Pier and Exposition Authority              1,341,600  Zero Coupon   6/15/2020      2,000,000   1,341,600
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series B) (MBIA
               Insured)
     3,000,000 Regional Transportation Authority Illinois              3,691,110         6.7%   11/1/2021      3,000,000   3,691,110
               Revenue Bonds (Series A) (FGIC Insured)

                                                 Total Illinois      106,859,333                                          67,806,931

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Illinois - 8.1%                                                     Amount        Value
    1,000,000 Alton, Illinois Hospital Facilities Revenue and          1,000,000      992,690
               Refunding Bonds (St. Anthony's Health Center)
     2,000,000 Broadview, Illinois Tax Increment Tax                            0           0
               Allocation Bonds
     1,000,000 Broadview, Illinois Tax Increment Tax                            0           0
               Allocation Revenue Bonds
    10,000,000 Chicago, Illinois Capital Appreciation City            10,000,000    3,370,700
               Colleges General Obligation Bonds (FGIC Insured)
     3,000,000 Chicago, Illinois Lakefront Millennium Project          3,000,000    2,685,180
               General Obligation Bonds (MBIA Insured)
       345,000 Chicago, Illinois Single Family Mortgage Revenue                0            0
                Bonds (Series A) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
     1,750,000 Chicago, Illinois Single Family Mortgage Revenue                0            0
               Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
       580,000 Chicago, Illinois Single Family Mortgage Revenue                0            0
               Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')
     7,200,000 Chicago, Illinois Tax Increment Capital                         0            0
               Appreciation Tax Allocation Bonds (Series A)
               (ACA Insured)
    $1,000,000 Cook County, Illinois Community Consolidated                    0           $0
               School District #15 Palatine Capital Appreciation
                General Obligation Bonds (FGIC Insured)
     2,500,000 Cook County, Illinois General Obligation Bonds          2,500,000    2,985,975
               (Series A) (MBIA Insured)
     1,250,000 Cook County, Illinois School District #99 Cicero                0            0
               General Obligation Bonds (FGIC Insured)
     1,565,000 Cook County, Illinois School District #99 Cicero                0            0
               General Obligation Bonds (FGIC Insured)
     1,815,000 Cook County, Illinois School District #99 Cicero                0            0
               General Obligation Bonds (FGIC Insured)
     1,710,000 Du Page Cook & Will Counties Illinois                   1,710,000    1,808,188
               Community College District Number 502
     1,000,000 Du Page County, Illinois General Obligation                     0            0
               Bonds (Stormwater Project)
     1,000,000 Illinois Development Finance Authority Revenue                  0            0
               Bonds (Midwestern University) (Series B)
     1,000,000 Illinois Development Finance Authority Revenue          1,000,000    1,053,980
               Bonds (Midwestern University) (Series B)
     2,365,000 Illinois Development Finance Authority Revenue                  0            0
               Bonds (School District #304) (Series A) (FSA
               Insured)
     4,900,000 Illinois Educational Facilities Authority Revenue               0            0
               Bonds (Northwestern University)
     1,000,000 Illinois Educational Facilities Authority Student       1,000,000    1,068,580
               Housing Revenue Bonds (University Center
               Project)
       380,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Series B) (MBIA/IBC Insured)
     1,600,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Bethesda Home and Retirement)(Series A)
     2,000,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Centegra Health Systems)
     2,000,000 Illinois Health Facilities Authority Revenue            2,000,000    2,347,900
               Bonds (Lutheran General Health Care Facilities)
               (FSA Insured)
     2,500,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Passavant Memorial Area Hospital
     1,000,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Riverside Health System)
     4,180,000 Illinois Health Facilities Authority Revenue                    0            0
               Bonds (Rush-Presbyterian-St. Lukes) (Series A)
               (MBIA Insured)
     3,990,000 Illinois Health Facilities Authority Revenue            1,995,000    2,136,844
               Bonds (Swedish American Hospital)
    $4,655,000 Illinois Health Facilities Authority Revenue                    0           $0
               Bonds (Thorek Hospital and Medical Center)
     2,120,000 Illinois Health Facilities Authority Unrefunded                 0            0
               Revenue Bonds (Series B) (MBIA/IBC Insured)
     2,000,000 Illinois Sports Facilities Authority State Tax          2,000,000    1,044,780
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     1,500,000 Illinois Sports Facilities Authority State Tax          1,500,000      736,515
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     1,500,000 Illinois Sports Facilities Authority State Tax          1,500,000      693,030
               Supported Capital Appreciation Revenue Bonds
               (AMBAC Insured)
     7,925,000 Illinois State Sales Tax Revenue Bonds (Second          7,925,000    9,208,137
               Series)
     3,065,000 Illinois State Sales Tax Revenue Bonds (Series L)               0            0
     3,035,000 McHenry County, Illinois Community High                         0            0
               School District #157 General Obligation Bonds
               (FSA Insured)
     4,000,000 McLean County, Illinois Bloomington - Normal                    0            0
               Airport Central Illinois Regional Authority
               Revenue Bonds (Subject to 'AMT')
     1,410,000 Metropolitan Pier and Exposition Authority              1,410,000    1,456,121
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (FGIC Insured)
     1,115,000 Metropolitan Pier and Exposition Authority                      0            0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A)
       885,000 Metropolitan Pier and Exposition Authority                      0            0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (FGIC
               Insured)
    17,505,000 Metropolitan Pier and Exposition Authority             17,505,000    7,463,782
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (FGIC
               Insured)
     3,100,000 Metropolitan Pier and Exposition Authority                      0            0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (MBIA
               Insured)
     2,000,000 Metropolitan Pier and Exposition Authority                      0            0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series A) (MBIA
               Insured)
     2,000,000 Metropolitan Pier and Exposition Authority                      0            0
               Illinois State Tax Revenue Bonds (McCormick
               Place Exposition Project) (Series B) (MBIA
               Insured)
     3,000,000 Regional Transportation Authority Illinois                      0            0
               Revenue Bonds (Series A) (FGIC Insured)

                                                 Total Illinois                    39,052,402

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Indiana - 1.4%
    $4,000,000 Avon, Indiana Community School Building                $4,187,280        5.25%    1/1/2022              0          $0
               Corporation Revenue Bonds (First Mortgage)
               (AMBAC Insured)
       700,000 Ball State University, Indiana University Student         770,812        5.75%    7/1/2020              0           0
               Fee Revenue Bonds (Series K) (FGIC Insured)
     1,250,000 East Chicago, Indiana Elementary School Building        1,470,612        6.25%    1/5/2016      1,250,000   1,470,612
                Corporation Revenue Bonds
       395,000 Indiana State Housing Authority Single Family             404,322        5.25%    7/1/2017        395,000     404,322
               Mortgage Revenue Bonds (Series C-2) (GNMA
               Insured)
       510,000 Indiana Transportation Finance Authority                  555,976         5.4%   11/1/2006        510,000     555,976
               Airport Facilities Lease Revenue Bonds (Series A)
       570,000 Indiana Transportation Finance Authority                  666,626        5.75%    6/1/2012        570,000     666,626
               Highway Prerefunded Revenue Bonds (Series A)
               (AMBAC Insured)
       985,000 Indiana Transportation Finance Authority                1,219,814        7.25%    6/1/2015        985,000   1,219,814
               Highway Prerefunded Revenue Bonds (Series A)
               (MBIA/IBC Insured)
       250,000 Indiana Transportation Finance Authority                  306,300         6.8%   12/1/2016        250,000     306,300
               Highway Revenue Bonds (Series A)
     3,565,000 Indiana Transportation Finance Authority                4,507,336        7.25%    6/1/2015      3,565,000   4,507,336
               Highway Unrefunded Revenue Bonds (Series A)
               (MBIA/IBC Insured)
     2,500,000 Petersburg, Indiana Industrial Pollution Control        2,545,000         6.1%    1/1/2016      2,500,000   2,545,000
               Revenue Bonds (Indianapolis Power and Light
               Company) (Series A) (MBIA/IBC Insured)
     2,120,000 Purdue University, Indiana Revenue Bonds                2,180,166         5.0%    7/1/2020              0           0
               (Student Fees) (Series L)

                                                  Total Indiana       18,814,244                                          11,675,986

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Indiana - 1.4%                                                     Amount        Value
    $4,000,000 Avon, Indiana Community School Building                $4,000,000   $4,187,280
               Corporation Revenue Bonds (First Mortgage)
               (AMBAC Insured)
       700,000 Ball State University, Indiana University Student         700,000      770,812
               Fee Revenue Bonds (Series K) (FGIC Insured)
     1,250,000 East Chicago, Indiana Elementary School Building                0            0
                Corporation Revenue Bonds
       395,000 Indiana State Housing Authority Single Family                   0            0
               Mortgage Revenue Bonds (Series C-2) (GNMA
               Insured)
       510,000 Indiana Transportation Finance Authority                        0            0
               Airport Facilities Lease Revenue Bonds (Series A)
       570,000 Indiana Transportation Finance Authority                        0            0
               Highway Prerefunded Revenue Bonds (Series A)
               (AMBAC Insured)
       985,000 Indiana Transportation Finance Authority                        0            0
               Highway Prerefunded Revenue Bonds (Series A)
               (MBIA/IBC Insured)
       250,000 Indiana Transportation Finance Authority                        0            0
               Highway Revenue Bonds (Series A)
     3,565,000 Indiana Transportation Finance Authority                        0            0
               Highway Unrefunded Revenue Bonds (Series A)
               (MBIA/IBC Insured)
     2,500,000 Petersburg, Indiana Industrial Pollution Control                0            0
               Revenue Bonds (Indianapolis Power and Light
               Company) (Series A) (MBIA/IBC Insured)
     2,120,000 Purdue University, Indiana Revenue Bonds                2,120,000    2,180,166
               (Student Fees) (Series L)

                                                  Total Indiana                     7,138,258

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Iowa - 0.5%
     4,500,000 Iowa Finance Authority Health Care Facilities           4,710,060        6.25%    7/1/2025              0           0
               Revenue Bonds (Genesis Medical Center)
     2,000,000 Iowa Financial Authority Revenue Bonds (Iowa            2,070,680        6.25%    5/1/2024              0           0
               State Revolving Fund)

                                                     Total Iowa        6,780,740                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Iowa - 0.5%                                                         Amount        Value
    4,500,000 Iowa Finance Authority Health Care Facilities            4,500,000    4,710,060
               Revenue Bonds (Genesis Medical Center)
     2,000,000 Iowa Financial Authority Revenue Bonds (Iowa            2,000,000    2,070,680
               State Revolving Fund)

                                                     Total Iowa                     6,780,740

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Kansas - 1.6%
      $920,000 Kansas City, Kansas Utility System Capital               $851,856  Zero Coupon    3/1/2007              0          $0
               Appreciation Unrefunded Revenue Bonds
               (AMBAC Insured)
     1,255,000 Kansas City, Kansas Utility System Prerefunded          1,163,950  Zero Coupon    3/1/2007              0           0
               Capital Appreciation Revenue Bonds (AMBAC
               Insured)
     2,605,000 Kansas City, Kansas Utility System Revenue              2,771,460       6.375%    9/1/2023              0           0
               Bonds (FGIC Insured)
     9,535,000 Kansas City, Kansas Utility System Unrefunded          10,144,286       6.375%    9/1/2023      4,140,000   4,404,546
               Revenue Bonds (FGIC Insured)
     1,000,000 Kansas State Development Finance Authority              1,035,320       5.375%  11/15/2024              0           0
               Health Facilities Revenue Bonds (Stormont Vail
               Healthcare) (Series K)
     2,000,000 Olathe, Kansas Health Facilities Revenue Bonds          2,069,740         5.5%    9/1/2025              0           0
               (Olathe Medical Center Project) (Series A)
               (AMBAC Insured)
     1,250,000 Sedgwick and Shawnee Counties, Kansas Single            1,326,400         6.7%    6/1/2029      1,250,000   1,326,400
               Family Mortgage Revenue Bonds (Series A-2)
               (GNMA Insured)
     2,300,000 University of Kansas Hospital Authority Health          2,332,637         5.5%    9/1/2022      2,300,000   2,332,637
               Facilities Revenue Bond

                                                   Total Kansas       21,695,649                                           8,063,583

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Kansas - 1.6%                                                       Amount        Value
      $920,000 Kansas City, Kansas Utility System Capital                920,000     $851,856
               Appreciation Unrefunded Revenue Bonds
               (AMBAC Insured)
     1,255,000 Kansas City, Kansas Utility System Prerefunded          1,255,000    1,163,950
               Capital Appreciation Revenue Bonds (AMBAC
               Insured)
     2,605,000 Kansas City, Kansas Utility System Revenue              2,605,000    2,771,460
               Bonds (FGIC Insured)
     9,535,000 Kansas City, Kansas Utility System Unrefunded           5,395,000    5,739,740
               Revenue Bonds (FGIC Insured)
     1,000,000 Kansas State Development Finance Authority              1,000,000    1,035,320
               Health Facilities Revenue Bonds (Stormont Vail
               Healthcare) (Series K)
     2,000,000 Olathe, Kansas Health Facilities Revenue Bonds          2,000,000    2,069,740
               (Olathe Medical Center Project) (Series A)
               (AMBAC Insured)
     1,250,000 Sedgwick and Shawnee Counties, Kansas Single                    0            0
               Family Mortgage Revenue Bonds (Series A-2)
               (GNMA Insured)
     2,300,000 University of Kansas Hospital Authority Health                  0            0
               Facilities Revenue Bond

                                                   Total Kansas                     13,632,06

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Kentucky - 0.6%
     5,345,000 Kentucky State Turnpike Authority Economic              4,326,083  Zero Coupon    1/1/2010              0           0
               Development Revenue Bonds (Revitalization
               Project) (FGIC Insured)
     3,000,000 Maysville, Kentucky Solid Waste Disposal                3,117,750         6.9%    9/1/2022              0           0
               Facility Revenue (Inland Container Corporate
               Project)

                                                 Total Kentucky        7,443,833                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Kentucky - 0.6%                                                     Amount        Value
     5,345,000 Kentucky State Turnpike Authority Economic              5,345,000    4,326,083
               Development Revenue Bonds (Revitalization
               Project) (FGIC Insured)
     3,000,000 Maysville, Kentucky Solid Waste Disposal                3,000,000    3,117,750
               Facility Revenue (Inland Container Corporate
               Project)

                                                 Total Kentucky                     7,443,833

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Louisiana - 1.8%
    $2,150,000 Jefferson Parish, Louisiana Home Mortgage              $2,299,060         7.5%   12/1/2030      2,150,000  $2,299,060
               Authority Single Family Mortgage Revenue Bonds
                (Series A-2) (GNMA/FNMA Insured) (Subject to
               'AMT')
       830,000 Jefferson Parish, Louisiana Home Mortgage                 885,029         7.5%    6/1/2026        830,000     885,029
               Authority Single Family Mortgage Revenue Bonds
                (Series D-1) (GNMA/FNMA Insured) (Subject to
               'AMT')
     1,310,000 Louisiana Housing Finance Agency Single Family          1,397,966         7.8%   12/1/2026      1,310,000   1,397,966
               Mortgage Revenue Bonds (Series A-2)
               (GNMA/FNMA/FHLMC Insured) (Subject to
               'AMT')
       780,000 Louisiana Housing Finance Agency Single Family            832,962        7.05%    6/1/2031        780,000     832,962
               Mortgage Revenue Bonds (Series D-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')
     3,000,000 Louisiana Public Facilities Authority Hospital          3,854,370       8.625%   12/1/2030      3,000,000   3,854,370
               Revenue Bonds (Lake Charles Memorial)
               (AMBAC/TCRS Insured)
     6,500,000 New Orleans, Louisiana General Obligation Bonds         4,519,905  Zero Coupon    9/1/2012              0           0
               (AMBAC Insured)
     3,000,000 Orleans Parish, Louisiana School Board                  3,794,220        8.95%    2/1/2008              0           0
               Administration Offices Revenue Bonds (MBIA
               Insured)
     2,605,000 Regional Transportation Authority Louisiana             3,451,104         8.0%   12/1/2012      2,605,000   3,451,104
               Sales Tax Revenue Bonds (Series A) (FGIC
     4,200,000 Tobacco Settlement Financing Corporation                3,426,780         5.5%   5/15/2030      4,200,000   3,426,780
               Louisiana Revenue Bonds (Series 2001-B)

                                                Total Louisiana       24,461,396                                          16,147,271

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Louisiana - 1.8%                                                    Amount        Value
    $2,150,000 Jefferson Parish, Louisiana Home Mortgage                       0           $0
               Authority Single Family Mortgage Revenue Bonds
                (Series A-2) (GNMA/FNMA Insured) (Subject to
               'AMT')
       830,000 Jefferson Parish, Louisiana Home Mortgage                       0            0
               Authority Single Family Mortgage Revenue Bonds
                (Series D-1) (GNMA/FNMA Insured) (Subject to
               'AMT')
     1,310,000 Louisiana Housing Finance Agency Single Family                  0            0
               Mortgage Revenue Bonds (Series A-2)
               (GNMA/FNMA/FHLMC Insured) (Subject to
               'AMT')
       780,000 Louisiana Housing Finance Agency Single Family                  0            0
               Mortgage Revenue Bonds (Series D-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')
     3,000,000 Louisiana Public Facilities Authority Hospital                  0            0
               Revenue Bonds (Lake Charles Memorial)
               (AMBAC/TCRS Insured)
     6,500,000 New Orleans, Louisiana General Obligation Bonds         6,500,000    4,519,905
               (AMBAC Insured)
     3,000,000 Orleans Parish, Louisiana School Board                  3,000,000    3,794,220
               Administration Offices Revenue Bonds (MBIA
               Insured)
     2,605,000 Regional Transportation Authority Louisiana                     0            0
               Sales Tax Revenue Bonds (Series A) (FGIC
     4,200,000 Tobacco Settlement Financing Corporation                        0            0
               Louisiana Revenue Bonds (Series 2001-B)

                                                Total Louisiana                     8,314,125

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Maine - 0.1%
     1,250,000 Maine Health and Higher Educational Facilities          1,323,876         7.0%    7/1/2024              0           0
               Authority Revenue Bonds (Series B) (FSA
               Insured)

                                                    Total Maine        1,323,876                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Maine - 0.1%                                                     Amount        Value
     1,250,000 Maine Health and Higher Educational Facilities          1,250,000    1,323,876
               Authority Revenue Bonds (Series B) (FSA
               Insured)

                                                    Total Maine                     1,323,876

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Maryland - 1.0%
    $1,250,000 Frederick County Maryland Educational Facilities       $1,263,950        5.75%    9/1/2025              0          $0
               Revenue Bonds (Mount Saint Mary's College)
               (Series A)
     1,940,000 Maryland State Economic Development                     2,060,086         7.2%    4/1/2025              0           0
               Corporation Revenue Bonds (Lutheran World
               Relief)
     1,550,000 Maryland State Economic Development                     1,635,886         6.0%    7/1/2033      1,550,000   1,635,886
               Corporation Student Housing Revenue Bonds
               (Sheppard Pratt) (ACA Insured)
       500,000 Maryland State Health and Higher Educational              502,485         5.0%    7/1/2032              0           0
               Facilities Authority Revenue Bonds (Johns
               Hopkins University) (Series A)
     1,000,000 Maryland State Health and Higher Educational            1,051,190         6.0%    7/1/2022              0           0
               Facilities Authority Revenue Bonds (University
               of Maryland Medical System)
     4,500,000 Morgan State University MD, Maryland                    5,402,745        6.05%    7/1/2015              0           0
               Academic and Auxiliary Facilities Fees Revenue
               Bonds (MBIA Insured)
       340,000 Prince Georges County, Maryland Housing                   346,106         7.4%    8/1/2032        340,000     346,106
               Authority Single Family Mortgage Revenue Bonds
                (Series A) (GNMA/FNMA/ FHLMC Insured)
               (Subject to 'AMT')
       425,000 Westminster, MD Education Facilities Revenue              422,782         5.5%    4/1/2027        425,000     422,782
               Bond (McDaniel College)

                                                 Total Maryland       12,685,230                                           2,404,774

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Maryland - 1.0%                                                     Amount        Value
    $1,250,000 Frederick County Maryland Educational Facilities        1,250,000   $1,263,950
               Revenue Bonds (Mount Saint Mary's College)
               (Series A)
     1,940,000 Maryland State Economic Development                     1,940,000    2,060,086
               Corporation Revenue Bonds (Lutheran World
               Relief)
     1,550,000 Maryland State Economic Development                             0            0
               Corporation Student Housing Revenue Bonds
               (Sheppard Pratt) (ACA Insured)
       500,000 Maryland State Health and Higher Educational              500,000      502,485
               Facilities Authority Revenue Bonds (Johns
               Hopkins University) (Series A)
     1,000,000 Maryland State Health and Higher Educational            1,000,000    1,051,190
               Facilities Authority Revenue Bonds (University
               of Maryland Medical System)
     4,500,000 Morgan State University MD, Maryland                    4,500,000    5,402,745
               Academic and Auxiliary Facilities Fees Revenue
               Bonds (MBIA Insured)
       340,000 Prince Georges County, Maryland Housing                         0            0
               Authority Single Family Mortgage Revenue Bonds
                (Series A) (GNMA/FNMA/ FHLMC Insured)
               (Subject to 'AMT')
       425,000 Westminster, MD Education Facilities Revenue                    0            0
               Bond (McDaniel College)

                                                 Total Maryland                    10,280,456

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Massachusetts - 1.0%
     4,935,000 Massachusetts State Construction Lien                   5,461,466        5.25%    1/1/2013      4,935,000   5,461,466
               General Obligation Bonds, Series A (FGIC-TCRS)
       725,000 Massachusetts State Development Finance                   770,298       5.625%   12/1/2016        725,000     770,298
               Agency Revenue Bonds (Devens Electric
     2,000,000 Massachusetts State General Obligation Bonds            2,351,840         6.5%    8/1/2008              0           0
               (Series B)
     2,500,000 Massachusetts State Health and Educational              2,621,975         6.1%    7/1/2014              0           0
               Facilities Authority Revenue Bonds (Daughters of
                Charity) (Series D)
    $1,000,000 Massachusetts State Health and Educational             $1,101,460         6.0%    7/1/2016      1,000,000  $1,101,460
               Facilities Authority Revenue Bonds (Partners
               Healthcare System) (Series C)
     1,170,000 Westfield, Massachusetts General Obligation             1,425,657         6.5%    5/1/2014      1,170,000   1,425,657
               Bonds (FGIC Insured)

                                            Total Massachusetts       13,732,696                                           8,758,881

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Massachusetts - 1.0%                                                Amount        Value
     4,935,000 Massachusetts State Construction Lien                           0            0
               General Obligation Bonds, Series A (FGIC-TCRS)
       725,000 Massachusetts State Development Finance                         0            0
               Agency Revenue Bonds (Devens Electric
     2,000,000 Massachusetts State General Obligation Bonds            2,000,000    2,351,840
               (Series B)
     2,500,000 Massachusetts State Health and Educational              2,500,000    2,621,975
               Facilities Authority Revenue Bonds (Daughters of
                Charity) (Series D)
    $1,000,000 Massachusetts State Health and Educational                      0           $0
               Facilities Authority Revenue Bonds (Partners
               Healthcare System) (Series C)
     1,170,000 Westfield, Massachusetts General Obligation                     0            0
               Bonds (FGIC Insured)

                                            Total Massachusetts                     4,973,815

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Michigan - 4.1%
       515,000 Chelsea, Michigan Economic Development                    509,129         4.8%  11/15/2005        515,000     509,129
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
       545,000 Chelsea, Michigan Economic Development                    534,498         4.9%  11/15/2006        545,000     534,498
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
     3,965,000 Chelsea, Michigan Economic Development                  3,476,234         5.4%  11/15/2027      3,965,000   3,476,234
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
     1,350,000 Dickinson County, Michigan Healthcare System            1,358,762         5.5%   11/1/2013      1,350,000   1,358,762
               Hospital Revenue Bonds
       250,000 Dickinson County, Michigan Healthcare System              243,230         5.7%   11/1/2018        250,000     243,230
               Hospital Revenue Bonds
     2,000,000 East Lansing, Michigan Building Authority               2,288,820         5.7%    4/1/2020      2,000,000   2,288,820
               General Obligation Bonds
     1,000,000 Grand Valley, Michigan State University Revenue         1,074,340        5.25%   10/1/2017      1,000,000   1,074,340
               Bonds (MBIA Insured)
       260,000 Hillsdale, Michigan Hospital Finance Authority            259,314         4.7%   5/15/2004        260,000     259,314
               Revenue Bonds (Hillsdale Community Health
               Center)
       135,000 Hillsdale, Michigan Hospital Finance Authority            134,000         4.8%   5/15/2005        135,000     134,000
               Revenue Bonds (Hillsdale Community Health
               Center)
     2,355,000 John Tolfree Health System Corporation                  2,358,156        5.85%   9/15/2013              0           0
               Michigan Mortgage Revenue Bonds
     1,500,000 Livonia, Michigan Public Schools School District        1,253,490  Zero Coupon    5/1/2009              0           0
               General Obligation Bonds (FGIC Insured)
     2,460,000 Michigan Municipal Board Authority Revenue              2,376,655  Zero Coupon   12/1/2005              0           0
               Bonds (Local Government Loan Program) (FGIC
               Insured)
     1,380,000 Michigan Public Power Agency Revenue Bonds              1,500,239        5.25%    1/1/2016      1,380,000   1,500,239
               (Combustion Turbine #1 Project) (Series
               A)(AMBAC Insured)
        45,000 Michigan State Hospital Finance Authority                  44,257       8.125%   8/15/2012              0           0
               Revenue Bonds (Detroit Medical Center)
       950,000 Michigan State Hospital Finance Authority                 983,858         4.8%    5/1/2005        950,000     983,858
               Revenue Bonds (Hackley Hospital) (Series A)
     2,825,000 Michigan State Hospital Finance Authority               3,171,854       5.375%   8/15/2014              0           0
               Revenue Bonds (MBIA Insured)
     6,580,000 Michigan State Hospital Finance Authority               7,088,963         5.0%   11/1/2009      6,580,000   7,088,963
               Revenue Bonds (Oakwood Obligated Group)
      $175,000 Michigan State Hospital Finance Authority                $195,097       5.375%   8/15/2014              0          $0
               Revenue Prerefunded Bonds (Series P) (MBIA
               Insured)
     2,750,000 Michigan State Hospital Finance Authority               2,756,820         5.5%    3/1/2022              0           0
               Revenue Refunding Bonds (Crittenton Hospital)
               (Series A)
     4,500,000 Rochester, Michigan Community School District           4,869,135         5.0%    5/1/2019              0           0
               (MBIA Insured)
     3,320,000 Sault Ste Marie, Michigan Chippewa Indians              3,353,300        7.75%    9/1/2012              0           0
               Housing Authority (Tribal Health and Human
               Services Center)
     2,000,000 St. Clair County, Michigan Economic                     2,311,140         6.4%    8/1/2024              0           0
               Development Corporation Revenue Bonds
               (Detroit Edison) (Series AA) (AMBAC Insured)
       990,000 Summit Academy North Michigan Public School             1,009,325        6.55%    7/1/2014        990,000   1,009,325
               Academy Certificates of Participation
       690,000 Summit Academy North Michigan Public School               723,023       8.375%    7/1/2030        690,000     723,023
               Academy Certificates of Participation
     1,000,000 Trenton, Michigan Building Authority General            1,108,420         5.6%   10/1/2019      1,000,000   1,108,420
               Obligation Bonds (AMBAC Insured)
     3,560,000 Wayne State University, Michigan University             3,604,749       5.125%  11/15/2029              0           0
               Revenues (FGIC Insured)
     3,455,000 West Ottawa Michigan Public School District             3,434,857  Zero Coupon    5/1/2004              0           0
               General Obligation Bonds (MBIA Insured)
     1,860,000 West Ottawa Michigan Public School District             1,813,965  Zero Coupon    5/1/2005              0           0
               General Obligation Bonds (MBIA Insured)

                                                 Total Michigan       53,835,630                                          22,292,155

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Michigan - 4.1%                                                     Amount        Value
       515,000 Chelsea, Michigan Economic Development                          0            0
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
       545,000 Chelsea, Michigan Economic Development                          0            0
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
     3,965,000 Chelsea, Michigan Economic Development                          0            0
               Corporation Obligation Revenue Bonds (United
               Methodist Retirement)
     1,350,000 Dickinson County, Michigan Healthcare System                    0            0
               Hospital Revenue Bonds
       250,000 Dickinson County, Michigan Healthcare System                    0            0
               Hospital Revenue Bonds
     2,000,000 East Lansing, Michigan Building Authority                       0            0
               General Obligation Bonds
     1,000,000 Grand Valley, Michigan State University Revenue                 0            0
               Bonds (MBIA Insured)
       260,000 Hillsdale, Michigan Hospital Finance Authority                  0            0
               Revenue Bonds (Hillsdale Community Health
               Center)
       135,000 Hillsdale, Michigan Hospital Finance Authority                  0            0
               Revenue Bonds (Hillsdale Community Health
               Center)
     2,355,000 John Tolfree Health System Corporation                  2,355,000    2,358,156
               Michigan Mortgage Revenue Bonds
     1,500,000 Livonia, Michigan Public Schools School District        1,500,000    1,253,490
               General Obligation Bonds (FGIC Insured)
     2,460,000 Michigan Municipal Board Authority Revenue              2,460,000    2,376,655
               Bonds (Local Government Loan Program) (FGIC
               Insured)
     1,380,000 Michigan Public Power Agency Revenue Bonds                      0            0
               (Combustion Turbine #1 Project) (Series
               A)(AMBAC Insured)
        45,000 Michigan State Hospital Finance Authority                  45,000       44,257
               Revenue Bonds (Detroit Medical Center)
       950,000 Michigan State Hospital Finance Authority                       0            0
               Revenue Bonds (Hackley Hospital) (Series A)
     2,825,000 Michigan State Hospital Finance Authority               2,825,000    3,171,854
               Revenue Bonds (MBIA Insured)
     6,580,000 Michigan State Hospital Finance Authority                       0            0
               Revenue Bonds (Oakwood Obligated Group)
      $175,000 Michigan State Hospital Finance Authority                 175,000     $195,097
               Revenue Prerefunded Bonds (Series P) (MBIA
               Insured)
     2,750,000 Michigan State Hospital Finance Authority               2,750,000    2,756,820
               Revenue Refunding Bonds (Crittenton Hospital)
               (Series A)
     4,500,000 Rochester, Michigan Community School District           4,500,000    4,869,135
               (MBIA Insured)
     3,320,000 Sault Ste Marie, Michigan Chippewa Indians              3,320,000    3,353,300
               Housing Authority (Tribal Health and Human
               Services Center)
     2,000,000 St. Clair County, Michigan Economic                     2,000,000    2,311,140
               Development Corporation Revenue Bonds
               (Detroit Edison) (Series AA) (AMBAC Insured)
       990,000 Summit Academy North Michigan Public School                     0            0
               Academy Certificates of Participation
       690,000 Summit Academy North Michigan Public School                     0            0
               Academy Certificates of Participation
     1,000,000 Trenton, Michigan Building Authority General                    0            0
               Obligation Bonds (AMBAC Insured)
     3,560,000 Wayne State University, Michigan University             3,560,000    3,604,749
               Revenues (FGIC Insured)
     3,455,000 West Ottawa Michigan Public School District             3,455,000    3,434,857
               General Obligation Bonds (MBIA Insured)
     1,860,000 West Ottawa Michigan Public School District             1,860,000    1,813,965
               General Obligation Bonds (MBIA Insured)

                                                 Total Michigan                    31,543,475

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Minnesota - 3.8%
       375,000 Chaska, Minnesota Economic Development                    405,465       5.125%   12/1/2010        375,000     405,465
               Authority School Facilities Lease Revenue
               Bonds(Independent School District #112) (Series
               A)
       285,000 Duluth, Minnesota Economic Development                    299,740         6.3%   11/1/2022              0           0
               Authority Health Care Facilities Revenue Bonds
               (Duluth Clinic) (AMBAC Insured)
     4,000,000 Lakeville Minnesota Independent School District         2,281,440  Zero Coupon    2/1/2016      4,000,000   2,281,440
               #194 (Series B) (FGIC Insured)
       800,000 Minneapolis & Saint Paul, Minnesota, Housing &            809,424         6.0%   12/1/2021              0           0
               Redevelopment Authority Health Care System
               (Healthpartners Obligation Group Project)
    $1,000,000 Minneapolis and St. Paul Minnesota Metropolitan        $1,035,950       5.125%    1/1/2020              0          $0
                Airports Commission Airport Revenue Bonds
               (Series C) (FGIC Insured)
     7,685,000 Minneapolis, Minnesota Community                        6,484,065  Zero Coupon    3/1/2009              0           0
               Development Agency Tax Increment Revenue
               Bonds (MBIA Insured)
     5,000,000 Minnesota Agricultural and Economic                     5,335,750        5.75%  11/15/2026              0           0
               Development Board Health Care System Revenue
                Bonds (Fairview Hospital) (Series A) (MBIA
               Insured)
     3,750,000 Minnesota Higher Education Facilities Authority         3,911,250        6.25%    5/1/2023              0           0
               Revenue Bonds (Augsburg College) (Series 4-F1)
     1,000,000 Minnesota Higher Education Facilities Authority         1,082,100       6.625%    5/1/2020              0           0
               Revenue Bonds (College of Art and Design)
               (Series 5-D)
     3,620,000 Minnesota State General Obligation Bonds                3,906,885        5.25%    8/1/2017              0           0
     1,000,000 Northfield, Minnesota Hospital Revenue (Series C)       1,020,390         6.0%   11/1/2021              0           0
     1,300,000 Northfield, Minnesota Hospital Revenue (Series C)       1,322,321         6.0%   11/1/2026              0           0
     2,040,000 Northfield, Minnesota Hospital Revenue (Series C)       2,061,971         6.0%   11/1/2031              0           0
       300,000 Scott County, Minnesota Housing and                       308,016         5.0%    2/1/2017        300,000     308,016
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)
       525,000 Scott County, Minnesota Housing and                       536,980         5.0%    2/1/2018        525,000     536,980
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)
    10,530,000 Southern Minnesota Municipal Power Agency              11,649,023         5.0%    1/1/2011     10,530,000  11,649,023
               Power Supply System Revenue Bonds (Series A)
               (AMBAC Insured)
     1,690,000 St. Paul, Minnesota Housing and Redevelopment           1,876,711         6.0%    5/1/2013              0           0
               Authority Lease Parking Facilities Revenue Bonds
                (Rivercentre Parking Ramp)
     5,000,000 White Earth Band of Chippewa Indians                    5,506,300         7.0%   12/1/2011      5,000,000   5,506,300
               Minnesota Revenue Bonds (Series A) (ACA

                                                Total Minnesota       49,833,781                                          20,687,224

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Minnesota - 3.8%                                                    Amount        Value
       375,000 Chaska, Minnesota Economic Development                          0            0
               Authority School Facilities Lease Revenue
               Bonds(Independent School District #112) (Series
               A)
       285,000 Duluth, Minnesota Economic Development                    285,000      299,740
               Authority Health Care Facilities Revenue Bonds
               (Duluth Clinic) (AMBAC Insured)
     4,000,000 Lakeville Minnesota Independent School District                 0            0
               #194 (Series B) (FGIC Insured)
       800,000 Minneapolis & Saint Paul, Minnesota, Housing &            800,000      809,424
               Redevelopment Authority Health Care System
               (Healthpartners Obligation Group Project)
    $1,000,000 Minneapolis and St. Paul Minnesota Metropolitan         1,000,000   $1,035,950
                Airports Commission Airport Revenue Bonds
               (Series C) (FGIC Insured)
     7,685,000 Minneapolis, Minnesota Community                        7,685,000    6,484,065
               Development Agency Tax Increment Revenue
               Bonds (MBIA Insured)
     5,000,000 Minnesota Agricultural and Economic                     5,000,000    5,335,750
               Development Board Health Care System Revenue
                Bonds (Fairview Hospital) (Series A) (MBIA
               Insured)
     3,750,000 Minnesota Higher Education Facilities Authority         3,750,000    3,911,250
               Revenue Bonds (Augsburg College) (Series 4-F1)
     1,000,000 Minnesota Higher Education Facilities Authority         1,000,000    1,082,100
               Revenue Bonds (College of Art and Design)
               (Series 5-D)
     3,620,000 Minnesota State General Obligation Bonds                3,620,000    3,906,885
     1,000,000 Northfield, Minnesota Hospital Revenue (Series C)       1,000,000    1,020,390
     1,300,000 Northfield, Minnesota Hospital Revenue (Series C)       1,300,000    1,322,321
     2,040,000 Northfield, Minnesota Hospital Revenue (Series C)       2,040,000    2,061,971
       300,000 Scott County, Minnesota Housing and                             0            0
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)
       525,000 Scott County, Minnesota Housing and                             0            0
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)
    10,530,000 Southern Minnesota Municipal Power Agency                       0            0
               Power Supply System Revenue Bonds (Series A)
               (AMBAC Insured)
     1,690,000 St. Paul, Minnesota Housing and Redevelopment           1,690,000    1,876,711
               Authority Lease Parking Facilities Revenue Bonds
                (Rivercentre Parking Ramp)
     5,000,000 White Earth Band of Chippewa Indians                            0            0
               Minnesota Revenue Bonds (Series A) (ACA

                                                Total Minnesota                    29,146,557

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Missouri - 1.1%
       785,000 Missouri State Development Finance Board                  836,041       5.875%    4/1/2017        785,000     836,041
               Infrastructure Facilities Revenue Bonds (Eastland
               Center Project PhaseII Series B)
       500,000 Missouri State Development Finance Board                  530,550         6.0%    4/1/2021        500,000     530,550
               Infrastructure Facilities Revenue Bonds (Eastland
               Center Project PhaseII Series B)
     1,000,000 Missouri State Environmental Improvement and            1,084,150        5.25%    1/1/2018      1,000,000   1,084,150
               Energy Resources Authority Water Pollution
               Revenue Bonds (Series A)
    $3,000,000 Missouri State Health and Educational Facilities       $3,250,290        5.25%   5/15/2014              0          $0
               Authority Health Facilities Revenue Bonds
               (Barnes Jewish, Inc. Christian) (Series A)
     1,000,000 Missouri State Health and Educational Facilities        1,043,820        6.25%   12/1/2030              0           0
               Authority Health Facilities Revenue Bonds (Saint
               Anthony's Medical Center)
     3,375,000 Missouri State Health and Educational Facilities        3,611,993         7.5%   8/15/2012      3,375,000   3,611,993
               Authority Prerefunded Revenue Bonds (Bethesda
               Health) (Series A)
     2,000,000 Missouri State Health and Educational Facilities        2,193,806         6.5%   2/15/2021              0           0
               Authority Revenue Bonds (Lake of the Ozarks)
       590,000 Missouri State Housing Development Commission             619,335        7.45%    9/1/2031        590,000     619,335
                Single Family Mortgage Revenue Bonds (Series
               B-1) (GNMA/FNMA Insured) (Subject to 'AMT')
       940,000 Missouri State Housing Development Commission             985,543        7.15%    3/1/2032        940,000     985,543
                Single Family Mortgage Revenue Bonds (Series
               C-1) (GNMA/FNMA Insured) (Subject to 'AMT')
       535,000 Missouri State Housing Development Community              560,327        6.55%    9/1/2028              0           0
                Single Family Mortgage Revenue Bonds (Series
               C-1) (GNMA/FNMA Insured)

                                                 Total Missouri       14,715,855                                           7,667,612

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Missouri - 1.1%                                                     Amount        Value
       785,000 Missouri State Development Finance Board                        0            0
               Infrastructure Facilities Revenue Bonds (Eastland
               Center Project PhaseII Series B)
       500,000 Missouri State Development Finance Board                        0            0
               Infrastructure Facilities Revenue Bonds (Eastland
               Center Project PhaseII Series B)
     1,000,000 Missouri State Environmental Improvement and                    0            0
               Energy Resources Authority Water Pollution
               Revenue Bonds (Series A)
    $3,000,000 Missouri State Health and Educational Facilities        3,000,000   $3,250,290
               Authority Health Facilities Revenue Bonds
               (Barnes Jewish, Inc. Christian) (Series A)
     1,000,000 Missouri State Health and Educational Facilities        1,000,000    1,043,820
               Authority Health Facilities Revenue Bonds (Saint
               Anthony's Medical Center)
     3,375,000 Missouri State Health and Educational Facilities                0            0
               Authority Prerefunded Revenue Bonds (Bethesda
               Health) (Series A)
     2,000,000 Missouri State Health and Educational Facilities        2,000,000    2,193,806
               Authority Revenue Bonds (Lake of the Ozarks)
       590,000 Missouri State Housing Development Commission                   0            0
                Single Family Mortgage Revenue Bonds (Series
               B-1) (GNMA/FNMA Insured) (Subject to 'AMT')
       940,000 Missouri State Housing Development Commission                   0            0
                Single Family Mortgage Revenue Bonds (Series
               C-1) (GNMA/FNMA Insured) (Subject to 'AMT')
       535,000 Missouri State Housing Development Community              535,000      560,327
                Single Family Mortgage Revenue Bonds (Series
               C-1) (GNMA/FNMA Insured)

                                                 Total Missouri                     7,048,243

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Montana - 0.8%
       160,000 Montana State Board of Housing Single Family              167,426         6.0%    6/1/2016        160,000     167,426
               Mortgage Revenue Bonds (Series A-1)
       620,000 Montana State Board of Housing Single Family              646,356        6.25%    6/1/2019        620,000     646,356
               Mortgage Revenue Bonds (Series A-2) (Subject to
               'AMT')
     2,385,000 Montana State Board of Investment Refunded              2,749,261       6.875%    6/1/2020              0           0
               Balance 1996 Payroll Tax Revenue Bonds (MBIA
                Insured)
       775,000 Montana State Board of Investment Refunded                893,366       6.875%    6/1/2020              0           0
               Revenue Bonds (1996 Payroll Tax) (MBIA
               Insured)
     1,240,000 Montana State Board of Investment Refunded              1,429,385       6.875%    6/1/2020              0           0
               Revenue Bonds (Payroll Tax) (MBIA Insured)
    $1,340,000 Montana State Board of Regents Revenue Bonds           $1,526,662        5.75%   5/15/2016      1,340,000  $1,526,662
               (Higher Education-University of Montana)
               (Series F) (MBIA Insured)
     3,000,000 Montana State Health Facilities Authority               3,177,000       7.375%    6/1/2030      3,000,000   3,177,000
               Revenue Bonds (Hillcrest Senior Living Project)

                                                  Total Montana       10,589,456                                           5,517,444

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Montana - 0.8%                                                      Amount        Value
       160,000 Montana State Board of Housing Single Family                    0            0
               Mortgage Revenue Bonds (Series A-1)
       620,000 Montana State Board of Housing Single Family                    0            0
               Mortgage Revenue Bonds (Series A-2) (Subject to
               'AMT')
     2,385,000 Montana State Board of Investment Refunded              2,385,000    2,749,261
               Balance 1996 Payroll Tax Revenue Bonds (MBIA
                Insured)
       775,000 Montana State Board of Investment Refunded                775,000      893,366
               Revenue Bonds (1996 Payroll Tax) (MBIA
               Insured)
     1,240,000 Montana State Board of Investment Refunded              1,240,000    1,429,385
               Revenue Bonds (Payroll Tax) (MBIA Insured)
    $1,340,000 Montana State Board of Regents Revenue Bonds                    0           $0
               (Higher Education-University of Montana)
               (Series F) (MBIA Insured)
     3,000,000 Montana State Health Facilities Authority                       0            0
               Revenue Bonds (Hillcrest Senior Living Project)

                                                  Total Montana                     5,072,012

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Nebraska - 1.1%
       500,000 American Public Energy Agency Nebraska Gas                512,040         4.0%    9/1/2004        500,000     512,040
               Supply Revenue Bonds (Nebraska Public Gas
               Agency Project) (Series C) (AMBAC Insured)
       170,000 American Public Energy Agency Nebraska Gas                179,398         4.3%    3/1/2011        170,000     179,398
               Supply Revenue Bonds (Nebraska Public Gas
               Agency Project) (Series C) (AMBAC Insured)
     2,500,000 Nebraska Public Power District Revenue Bonds            2,743,125         5.0%    1/1/2013      2,500,000   2,743,125
               (Series B) (AMBAC Insured)
     3,455,000 Omaha Public Power District Revenue Bonds               4,068,504        6.15%    2/1/2012              0           0
               (Series B)
     1,675,000 Omaha, Nebraska Special Assessment Bonds                1,874,794         5.5%    2/1/2015      1,675,000   1,874,794
               (Riverfront Redevelopment Project) (Series A)
     5,000,000 University of Nebraska Revenue Bonds (Lincoln           5,112,700         5.0%    7/1/2023      5,000,000   5,112,700
               Student Fees & Facilities) (Series B)

                                                 Total Nebraska       14,490,561                                          10,422,057

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Nebraska - 1.1%                                                     Amount        Value
       500,000 American Public Energy Agency Nebraska Gas                      0            0
               Supply Revenue Bonds (Nebraska Public Gas
               Agency Project) (Series C) (AMBAC Insured)
       170,000 American Public Energy Agency Nebraska Gas                      0            0
               Supply Revenue Bonds (Nebraska Public Gas
               Agency Project) (Series C) (AMBAC Insured)
     2,500,000 Nebraska Public Power District Revenue Bonds                    0            0
               (Series B) (AMBAC Insured)
     3,455,000 Omaha Public Power District Revenue Bonds               3,455,000    4,068,504
               (Series B)
     1,675,000 Omaha, Nebraska Special Assessment Bonds                        0            0
               (Riverfront Redevelopment Project) (Series A)
     5,000,000 University of Nebraska Revenue Bonds (Lincoln                   0            0
               Student Fees & Facilities) (Series B)

                                                 Total Nebraska                     4,068,504

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Nevada - 0.2%
     2,500,000 Washoe County, Nevada General Obligation                2,986,800         6.4%    7/1/2029      2,500,000   2,986,800
               Bonds (Reno-Sparks Convention)(Series A) (FSA
               Insured)

                                                   Total Nevada        2,986,800                                           2,986,800

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Nevada - 0.2%                                                       Amount        Value
     2,500,000 Washoe County, Nevada General Obligation                        0            0
               Bonds (Reno-Sparks Convention)(Series A) (FSA
               Insured)

                                                   Total Nevada                             0

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   New Hampshire - 0.1%
     1,100,000 New Hampshire State Turnpike System Revenue             1,372,316      12.314%   12/4/2003              0           0
               Bonds (Series C) (FGIC Insured)

                                            Total New Hampshire        1,372,316                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   New Hampshire - 0.1%                                                Amount        Value
     1,100,000 New Hampshire State Turnpike System Revenue             1,100,000    1,372,316
               Bonds (Series C) (FGIC Insured)

                                            Total New Hampshire                     1,372,316

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   New Jersey - 2.0%
     1,250,000 East Orange, New Jersey General Obligation              1,473,138         8.4%    8/1/2006              0           0
               Bonds (FSA Insured)
    $2,000,000 Hudson County New Jersey Certificate Of                $2,380,480        6.25%   12/1/2015      2,000,000  $2,380,480
               Participation Department of Finance and
               Administration (MBIA Insured)
     1,110,000 New Jersey Health Care Facilities Finance               1,163,180         6.1%    7/1/2010              0           0
               Authority Revenue Bonds (AMBAC Insured)
     2,310,000 New Jersey State Transit Corporation Certificate        2,514,273       6.375%   10/1/2006              0           0
               of Participation Bonds (FSA Insured)
     4,700,000 New Jersey State Turnpike Authority Revenue             5,737,833         6.5%    1/1/2016              0           0
               Bonds (Series C) (AMBAC-TCRS Insured)
     5,000,000 New Jersey Transportation Trust Fund Authority          5,698,000         5.5%  12/15/2016      5,000,000   5,698,000
               Revenue Bond (Transportation System) (Series
               A) (FSA Insured)
     4,570,000 Tobacco Settlement Authority New Jersey                 3,888,659       5.375%    6/1/2018      4,570,000   3,888,659
               Tobacco Settlement Revenue Bonds
     2,195,000 West New York, New Jersey Municipal Utilities           1,991,545  Zero Coupon  12/15/2007              0           0
               Authority Revenue Bonds (FGIC Insured)
     2,595,000 West New York, New Jersey Municipal Utilities           2,150,269  Zero Coupon  12/15/2009              0           0
               Authority Revenue Bonds (FGIC Insured)

                                               Total New Jersey       26,997,377                                          11,967,139

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   New Jersey - 2.0%                                                   Amount        Value
     1,250,000 East Orange, New Jersey General Obligation              1,250,000    1,473,138
               Bonds (FSA Insured)
    $2,000,000 Hudson County New Jersey Certificate Of                         0           $0
               Participation Department of Finance and
               Administration (MBIA Insured)
     1,110,000 New Jersey Health Care Facilities Finance               1,110,000    1,163,180
               Authority Revenue Bonds (AMBAC Insured)
     2,310,000 New Jersey State Transit Corporation Certificate        2,310,000    2,514,273
               of Participation Bonds (FSA Insured)
     4,700,000 New Jersey State Turnpike Authority Revenue             4,700,000    5,737,833
               Bonds (Series C) (AMBAC-TCRS Insured)
     5,000,000 New Jersey Transportation Trust Fund Authority                  0            0
               Revenue Bond (Transportation System) (Series
               A) (FSA Insured)
     4,570,000 Tobacco Settlement Authority New Jersey                         0            0
               Tobacco Settlement Revenue Bonds
     2,195,000 West New York, New Jersey Municipal Utilities           2,195,000    1,991,545
               Authority Revenue Bonds (FGIC Insured)
     2,595,000 West New York, New Jersey Municipal Utilities           2,595,000    2,150,269
               Authority Revenue Bonds (FGIC Insured)

                                               Total New Jersey                    15,030,238

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   New Mexico - 1.5%
     3,315,000 Alamogordo, New Mexico Hospital Revenue                 3,363,266         5.3%    1/1/2013              0           0
               Bonds (Gerald Champion Memorial Hospital
               Project)
     5,000,000 Farmington New Mexico Power Revenue Bonds               5,611,900       9.875%    1/1/2013              0           0
     3,445,000 Farmington New Mexico Utility System Revenue            3,989,861       9.875%    1/1/2008              0           0
               (AMBAC Insured)
     1,000,000 Jicarilla, New Mexico Apache Nation Revenue             1,026,600         5.5%    9/1/2023      1,000,000   1,026,600
               Bonds
     2,525,000 New Mexico Mortgage Finance Authority                   2,791,034         7.0%    1/1/2026      2,525,000   2,791,034
               Revenue Bonds (Series F) (GNMA/FNMA Insured)
       595,000 New Mexico Mortgage Finance Authority Single              440,276  Zero Coupon    9/1/2019        595,000     440,276
               Family Mortgage Capital Appreciation Revenue
               Bonds (Series D-2) (Subject to 'AMT')
     2,280,000 New Mexico Mortgage Finance Authority Single            2,470,038        6.95%    9/1/2031      2,280,000   2,470,038
               Family Mortgage Revenue Bonds (Series C-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')

                                               Total New Mexico       19,692,975                                           6,727,948

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   New Mexico - 1.5%                                                   Amount        Value
     3,315,000 Alamogordo, New Mexico Hospital Revenue                 3,315,000    3,363,266
               Bonds (Gerald Champion Memorial Hospital
               Project)
     5,000,000 Farmington New Mexico Power Revenue Bonds               5,000,000    5,611,900
     3,445,000 Farmington New Mexico Utility System Revenue            3,445,000    3,989,861
               (AMBAC Insured)
     1,000,000 Jicarilla, New Mexico Apache Nation Revenue                     0            0
               Bonds
     2,525,000 New Mexico Mortgage Finance Authority                           0            0
               Revenue Bonds (Series F) (GNMA/FNMA Insured)
       595,000 New Mexico Mortgage Finance Authority Single                    0            0
               Family Mortgage Capital Appreciation Revenue
               Bonds (Series D-2) (Subject to 'AMT')
     2,280,000 New Mexico Mortgage Finance Authority Single                    0            0
               Family Mortgage Revenue Bonds (Series C-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')

                                               Total New Mexico                    12,965,027

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   New York - 7.6%
    $6,500,000 Metropolitan Transportation Authority New              $6,562,400         5.0%  11/15/2025      3,500,000  $3,533,600
               York Revenue Bonds (Series A) (FGIC Insured)
     5,000,000 Metropolitan Transportation Authority New               5,575,350         5.5%    7/1/2017      3,000,000   3,345,210
               York Transportation Facilities Revenue Bonds
               (Series A)
     4,225,000 Metropolitan Transportation Authority New               4,867,242        5.75%    7/1/2013              0           0
               York Transportation Facilities Revenue Bonds
               (Series O)
    13,000,000 New York City Transitional Finance Authority           14,259,960        5.25%    2/1/2029     13,000,000  14,259,960
               (Future Tax Secured) (Series B)
     1,100,000 New York Counties Tobacco Trust Settlement              1,105,522         5.8%    6/1/2023      1,100,000   1,105,522
               Revenue Bonds
     4,000,000 New York State Dormitory Authority Revenue              4,326,160        5.25%   5/15/2012      4,000,000   4,326,160
               Bonds (Series B)
     2,000,000 New York State Dormitory Authority Revenue              2,553,020         7.5%   5/15/2013      2,000,000   2,553,020
               Bonds (State University Educational Facilities)
               (Series A)
     5,000,000 New York State Dormitory Authority Revenue              5,761,650       5.875%   5/15/2017      5,000,000   5,761,650
               Bonds (State University Educational Facilities)
               (Series A)
     2,000,000 New York State Local Government Assistance              2,223,460        5.25%    4/1/2016      2,000,000   2,223,460
               Corporation Revenue Bonds (Series E)
               (MBIA/IBC Insured)
     1,900,000 New York State Mortgage Agency Revenue Bonds            1,916,663        5.35%   10/1/2016      1,900,000   1,916,663
                (Series 26)
     3,000,000 New York State Thruway Authority General                3,167,250         5.0%    1/1/2016      3,000,000   3,167,250
               Revenue Bonds (Series E)
     2,860,000 New York State Thruway Authority Revenue                2,974,915         6.0%    4/1/2014              0           0
               Bonds (Series B) (FGIC Insured)
    20,000,000 New York State Urban Development Corporation           21,465,400         5.0%    1/1/2017     10,000,000  10,732,700
                Revenue Bonds (Correctional and Youth
               Facilities) (Series A)
     1,620,000 New York State Urban Development Corporation            1,852,616         6.0%    1/1/2009              0           0
                Revenue Bonds (Syracuse University Center)
     1,720,000 New York State Urban Development Corporation            1,980,769         6.0%    1/1/2010              0           0
                Revenue Bonds (Syracuse University Center)
     8,940,000 New York, New York City Municipal                      10,057,321         5.5%   11/1/2011      4,500,000   5,062,410
               Transitional Finance Authority Revenue Bonds
     3,000,000 New York, New York City Municipal                       3,191,490       5.375%  11/15/2021      3,000,000   3,191,490
               Transitional Finance Authority Revenue Bonds
    $2,000,000 New York, New York City Municipal Water and            $2,326,920       5.875%   6/15/2012             $0           0
               Sewer System Revenue Bonds (Series A) (AMBAC
                Insured)
     3,000,000 New York, New York General Obligation Bonds             3,232,860        5.25%   3/15/2016      3,000,000   3,232,860
               (Series H) (FSA/CR Insured)
     1,000,000 Triborough, New York Bridge and Tunnel                  1,164,250        6.75%    1/1/2009              0           0
               Authority Revenue Bonds (Series Q)

                                                 Total New York      100,565,218                                          64,411,955

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   New York - 7.6%                                                     Amount        Value
    $6,500,000 Metropolitan Transportation Authority New               3,000,000   $3,028,800
               York Revenue Bonds (Series A) (FGIC Insured)
     5,000,000 Metropolitan Transportation Authority New               2,000,000    2,230,140
               York Transportation Facilities Revenue Bonds
               (Series A)
     4,225,000 Metropolitan Transportation Authority New               4,225,000    4,867,242
               York Transportation Facilities Revenue Bonds
               (Series O)
    13,000,000 New York City Transitional Finance Authority                    0            0
               (Future Tax Secured) (Series B)
     1,100,000 New York Counties Tobacco Trust Settlement                      0            0
               Revenue Bonds
     4,000,000 New York State Dormitory Authority Revenue                      0            0
               Bonds (Series B)
     2,000,000 New York State Dormitory Authority Revenue                      0            0
               Bonds (State University Educational Facilities)
               (Series A)
     5,000,000 New York State Dormitory Authority Revenue                      0            0
               Bonds (State University Educational Facilities)
               (Series A)
     2,000,000 New York State Local Government Assistance                      0            0
               Corporation Revenue Bonds (Series E)
               (MBIA/IBC Insured)
     1,900,000 New York State Mortgage Agency Revenue Bonds                    0            0
                (Series 26)
     3,000,000 New York State Thruway Authority General                        0            0
               Revenue Bonds (Series E)
     2,860,000 New York State Thruway Authority Revenue                2,860,000    2,974,915
               Bonds (Series B) (FGIC Insured)
    20,000,000 New York State Urban Development Corporation           10,000,000   10,732,700
                Revenue Bonds (Correctional and Youth
               Facilities) (Series A)
     1,620,000 New York State Urban Development Corporation            1,620,000    1,852,616
                Revenue Bonds (Syracuse University Center)
     1,720,000 New York State Urban Development Corporation            1,720,000    1,980,769
                Revenue Bonds (Syracuse University Center)
     8,940,000 New York, New York City Municipal                       4,440,000    4,994,911
               Transitional Finance Authority Revenue Bonds
     3,000,000 New York, New York City Municipal                               0            0
               Transitional Finance Authority Revenue Bonds
    $2,000,000 New York, New York City Municipal Water and             2,000,000   $2,326,920
               Sewer System Revenue Bonds (Series A) (AMBAC
                Insured)
     3,000,000 New York, New York General Obligation Bonds                     0            0
               (Series H) (FSA/CR Insured)
     1,000,000 Triborough, New York Bridge and Tunnel                  1,000,000    1,164,250
               Authority Revenue Bonds (Series Q)

                                                 Total New York                    36,153,263

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   North Carolina - 1.9%
     1,170,000 Fayetteville, North Carolina Public Works               1,300,677       5.125%    3/1/2017      1,170,000   1,300,677
               Commission Revenue Bonds (FSA Insured)
     1,475,000 North Carolina Eastern Municipal Power Agency           1,721,369         6.0%    1/1/2026      1,475,000   1,721,369
               Power System Prerefunded Revenue Bonds (Series
                A)
     4,000,000 North Carolina Eastern Municipal Power Agency           4,142,520       5.375%    1/1/2017      4,000,000   4,142,520
               Power System Revenue Bonds
       175,000 North Carolina Eastern Municipal Power Agency             187,960         6.0%    1/1/2006        175,000     187,960
               Power System Revenue Bonds (Series B)
     1,960,000 North Carolina Eastern Municipal Power Agency           1,960,608         5.5%    1/1/2021      1,960,000   1,960,608
               Power System Revenue Bonds (Series B)
     5,000,000 North Carolina Eastern Municipal Power Agency           5,355,250         5.5%    1/1/2014              0           0
               Power System Revenue Bonds (Series D)
     2,000,000 North Carolina Eastern Municipal Power Agency           2,187,780        6.75%    1/1/2026      2,000,000   2,187,780
               Power System Revenue Bonds (Series D)
     1,250,000 North Carolina Municipal Power Agency #1                1,384,512        6.25%    1/1/2007      1,250,000   1,384,512
               Catawba Electric Revenue Bonds (Series B)
       250,000 North Carolina Municipal Power Agency #1                  285,532         6.5%    1/1/2009        250,000     285,532
               Catawba Electric Revenue Bonds (Series B)
       610,000 North Carolina Municipal Power Agency #1                  677,515       6.375%    1/1/2013        610,000     677,515
               Catawba Electric Revenue Bonds (Series B)
     4,000,000 North Carolina Municipal Power Agency #1                4,661,480         6.0%    1/1/2011              0           0
               Catawba Electric Revenue Bonds (Series B)
               (MBIA Insured)
     1,000,000 Wake County, North Carolina Industrial,                 1,031,230       5.375%    2/1/2017      1,000,000   1,031,230
               Facilities, and Pollution Control Revenue Bonds
               (Carolina Power and Light Company Project)

                                           Total North Carolina       24,896,433                                          14,879,703

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   North Carolina - 1.9%                                               Amount        Value
     1,170,000 Fayetteville, North Carolina Public Works                       0            0
               Commission Revenue Bonds (FSA Insured)
     1,475,000 North Carolina Eastern Municipal Power Agency                   0            0
               Power System Prerefunded Revenue Bonds (Series
                A)
     4,000,000 North Carolina Eastern Municipal Power Agency                   0            0
               Power System Revenue Bonds
       175,000 North Carolina Eastern Municipal Power Agency                   0            0
               Power System Revenue Bonds (Series B)
     1,960,000 North Carolina Eastern Municipal Power Agency                   0            0
               Power System Revenue Bonds (Series B)
     5,000,000 North Carolina Eastern Municipal Power Agency           5,000,000    5,355,250
               Power System Revenue Bonds (Series D)
     2,000,000 North Carolina Eastern Municipal Power Agency                   0            0
               Power System Revenue Bonds (Series D)
     1,250,000 North Carolina Municipal Power Agency #1                        0            0
               Catawba Electric Revenue Bonds (Series B)
       250,000 North Carolina Municipal Power Agency #1                        0            0
               Catawba Electric Revenue Bonds (Series B)
       610,000 North Carolina Municipal Power Agency #1                        0            0
               Catawba Electric Revenue Bonds (Series B)
     4,000,000 North Carolina Municipal Power Agency #1                4,000,000    4,661,480
               Catawba Electric Revenue Bonds (Series B)
               (MBIA Insured)
     1,000,000 Wake County, North Carolina Industrial,                         0            0
               Facilities, and Pollution Control Revenue Bonds
               (Carolina Power and Light Company Project)

                                           Total North Carolina                    10,016,730

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   North Dakota - 0.8%
     3,500,000 Grand Forks, North Dakota Health Care System            3,785,740       7.125%   8/15/2024              0           0
               Revenue Bonds (Altru Health Systems Group)
     2,000,000 North Dakota State Municipal Bond Bank (State           2,206,300         6.3%   10/1/2015              0           0
               Revolving Fund Program) (Series A)
    $1,340,000 North Dakota State Water Commission Revenue            $1,434,939        5.75%    7/1/2027              0          $0
               Bonds (Southwest Pipeline) (Series A) (AMBAC
               Insured)
     3,250,000 Ward County, North Dakota Health Care                   3,298,718        6.25%    7/1/2021      3,250,000   3,298,718
               Facilities Revenue Bonds (Trinity Medical
               Center) (Series B)

                                             Total North Dakota       10,725,697                                           3,298,718

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   North Dakota - 0.8%                                                 Amount        Value
    3,500,000 Grand Forks, North Dakota Health Care System             3,500,000    3,785,740
               Revenue Bonds (Altru Health Systems Group)
     2,000,000 North Dakota State Municipal Bond Bank (State           2,000,000    2,206,300
               Revolving Fund Program) (Series A)
    $1,340,000 North Dakota State Water Commission Revenue             1,340,000   $1,434,939
               Bonds (Southwest Pipeline) (Series A) (AMBAC
               Insured)
     3,250,000 Ward County, North Dakota Health Care                           0            0
               Facilities Revenue Bonds (Trinity Medical
               Center) (Series B)

                                             Total North Dakota                     7,426,979

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Ohio - 2.7%
     2,500,000 Akron, Ohio Certificates of Participation (Akron        2,751,825         6.9%   12/1/2016              0           0
                Municipal Baseball Stadium Project)
       875,000 Akron, Ohio Economic Development (MBIA                  1,037,418         6.0%   12/1/2012              0           0
               Insured)
     1,700,000 Cincinnati, Ohio General Obligation Bonds               1,835,133       5.375%   12/1/2019      1,700,000   1,835,133
     3,785,000 Cleveland, Ohio Public Power System Revenue             4,090,298         7.0%  11/15/2024              0           0
               Bonds (Series A) (MBIA Insured)
     2,000,000 Lorain County, Ohio Hospital Revenue Bonds              2,048,940         5.4%   10/1/2021              0           0
               (Catholic Healthcare Partners)
     2,000,000 Lucas County, Ohio Health Care Facilities               2,087,600        6.55%   8/15/2024              0           0
               Revenue Bonds (Sunset Retirement) (Series A)
     2,000,000 Montgomery County, Ohio Hospital Revenue                2,124,620        6.75%    4/1/2018      2,000,000   2,124,620
               Bonds (Kettering Medical Center)
     2,500,000 Montgomery County, Ohio Hospital Revenue                2,633,375        6.75%    4/1/2022      2,500,000   2,633,375
               Bonds (Kettering Medical Center)
     2,055,000 Ohio Housing Finance Agency Mortgage                    2,091,600        5.75%    9/1/2026      2,055,000   2,091,600
               Residential Revenue Bonds (Series A-1) (GNMA
               Insured) (Subject to 'AMT')
     2,250,000 Ohio State Air Quality Development Authority            2,281,298       6.375%   12/1/2020              0           0
               Revenue Bonds (Columbus and Southern) (Series
               A) (FGIC Insured)
     2,000,000 Ohio State Higher Educational Facility                  2,505,300         6.5%   10/1/2020              0           0
               Commission Revenue Bonds (Case Western
               Reserve University)
       895,000 Ohio State Higher Educational Facility                    885,450       6.625%   12/1/2014              0           0
               Commission Revenue Bonds (Higher Education
               Facility - Ohio Dominican)
     4,000,000 Ohio State Infrastructure Improvement (Series B)        4,387,320        5.25%    3/1/2014              0           0
     2,000,000 Ohio State Turnpike Commission Turnpike                 2,213,400         5.5%   2/15/2024              0           0
               Revenue Bonds (Series A) (FGIC Insured)
    $2,115,000 University of Akron, Ohio General Receipts             $2,284,750         5.5%    1/1/2020              0          $0
               Revenue Bonds (FGIC Insured)

                                                     Total Ohio       35,258,327                                           8,684,728

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Ohio - 2.7%                                                         Amount        Value
    2,500,000 Akron, Ohio Certificates of Participation (Akron         2,500,000    2,751,825
                Municipal Baseball Stadium Project)
       875,000 Akron, Ohio Economic Development (MBIA                    875,000    1,037,418
               Insured)
     1,700,000 Cincinnati, Ohio General Obligation Bonds                       0            0
     3,785,000 Cleveland, Ohio Public Power System Revenue             3,785,000    4,090,298
               Bonds (Series A) (MBIA Insured)
     2,000,000 Lorain County, Ohio Hospital Revenue Bonds              2,000,000    2,048,940
               (Catholic Healthcare Partners)
     2,000,000 Lucas County, Ohio Health Care Facilities               2,000,000    2,087,600
               Revenue Bonds (Sunset Retirement) (Series A)
     2,000,000 Montgomery County, Ohio Hospital Revenue                        0            0
               Bonds (Kettering Medical Center)
     2,500,000 Montgomery County, Ohio Hospital Revenue                        0            0
               Bonds (Kettering Medical Center)
     2,055,000 Ohio Housing Finance Agency Mortgage                            0            0
               Residential Revenue Bonds (Series A-1) (GNMA
               Insured) (Subject to 'AMT')
     2,250,000 Ohio State Air Quality Development Authority            2,250,000    2,281,298
               Revenue Bonds (Columbus and Southern) (Series
               A) (FGIC Insured)
     2,000,000 Ohio State Higher Educational Facility                  2,000,000    2,505,300
               Commission Revenue Bonds (Case Western
               Reserve University)
       895,000 Ohio State Higher Educational Facility                    895,000      885,450
               Commission Revenue Bonds (Higher Education
               Facility - Ohio Dominican)
     4,000,000 Ohio State Infrastructure Improvement (Series B)        4,000,000    4,387,320
     2,000,000 Ohio State Turnpike Commission Turnpike                 2,000,000    2,213,400
               Revenue Bonds (Series A) (FGIC Insured)
    $2,115,000 University of Akron, Ohio General Receipts              2,115,000   $2,284,750
               Revenue Bonds (FGIC Insured)

                                                     Total Ohio                    26,573,599

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Oklahoma - 0.8%
     3,615,000 Bass, Oklahoma Memorial Baptist Hospital                4,250,987        8.35%    5/1/2009              0           0
               Authority Hospital Revenue (Bass Memorial
               Hospital Project)
       300,000 Oklahoma Housing Finance Agency Single Family             322,983        7.55%    9/1/2028        300,000     322,983
                Mortgage Revenue Bonds (Series C-2) (Subject to
                'AMT')
       550,000 Oklahoma Housing Finance Agency Single Family             595,226         7.1%    9/1/2028        550,000     595,226
                Mortgage Revenue Bonds (Series D-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')
     1,500,000 Oklahoma State Municipal Power Authority                1,737,360       5.875%    1/1/2012              0           0
               (Series B) (MBIA Insured)
     2,900,000 Payne County, Oklahoma Economic                         3,490,962       6.375%    6/1/2030      2,900,000   3,490,962
               Development Authority Student Housing Revenue
                Bonds (Collegiate Housing Foundation) (Series A)

                                                 Total Oklahoma       10,397,518                                           4,409,171

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Oklahoma - 0.8%                                                     Amount        Value
     3,615,000 Bass, Oklahoma Memorial Baptist Hospital                3,615,000    4,250,987
               Authority Hospital Revenue (Bass Memorial
               Hospital Project)
       300,000 Oklahoma Housing Finance Agency Single Family                   0            0
                Mortgage Revenue Bonds (Series C-2) (Subject to
                'AMT')
       550,000 Oklahoma Housing Finance Agency Single Family                   0            0
                Mortgage Revenue Bonds (Series D-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')
     1,500,000 Oklahoma State Municipal Power Authority                1,500,000    1,737,360
               (Series B) (MBIA Insured)
     2,900,000 Payne County, Oklahoma Economic                                 0            0
               Development Authority Student Housing Revenue
                Bonds (Collegiate Housing Foundation) (Series A)

                                                 Total Oklahoma                     5,988,347

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Oregon - 0.5%
       550,000 Forest Grove, Oregon Revenue Bonds (Campus                622,710         6.0%    5/1/2015        550,000     622,710
               Improvement - Pacific University)
     3,500,000 Klamath Falls, Oregon Inter-Community Hospital          3,741,325         7.1%    9/1/2024      3,500,000   3,741,325
                Authority Revenue Bonds (Gross-Merle West
               Medical Center Project)
     2,000,000 Western Lane Hospital District Oregon Hospital          2,096,980       5.875%    8/1/2012              0           0
               Facility Authority Revenue (Sisters of Saint
               Joseph of Peace Project) (MBIA Insured)

                                                   Total Oregon        6,461,015                                           4,364,035

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Oregon - 0.5%                                                       Amount        Value
     550,000 Forest Grove, Oregon Revenue Bonds (Campus                        0            0
               Improvement - Pacific University)
     3,500,000 Klamath Falls, Oregon Inter-Community Hospital                  0            0
                Authority Revenue Bonds (Gross-Merle West
               Medical Center Project)
     2,000,000 Western Lane Hospital District Oregon Hospital          2,000,000    2,096,980
               Facility Authority Revenue (Sisters of Saint
               Joseph of Peace Project) (MBIA Insured)

                                                   Total Oregon                     2,096,980

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Pennsylvania - 2.2%
    $1,600,000 Allegheny County, Pennsylvania Hospital                $1,844,128         6.2%    9/1/2015              0          $0
               Development Authority Revenue Bonds
               (Allegheny General Hospital Project) (Series A)
               (MBIA Insured)
       565,000 Allegheny County, Pennsylvania Hospital                   574,916        8.55%  11/15/2004              0           0
               Development Authority Revenue Bonds (West
               Penn Allegheny Health Systems) (Series B)
     2,480,000 Allegheny County, Pennsylvania Redevelopment            2,766,514         6.0%  12/15/2010      2,480,000   2,766,514
               Authority Tax Increment Tax Allocation Bonds
               (Waterfront Project) (Series B)
     2,415,000 Allegheny County, Pennsylvania Redevelopment            2,702,820        6.55%  12/15/2017      2,415,000   2,702,820
               Authority Tax Increment Tax Allocation Bonds
               (Waterfront Project) (Series C)
     2,575,000 Allegheny County, Pennsylvania Sanitation               2,261,314  Zero Coupon    6/1/2008              0           0
               Authority Sewer Revenue (Series A) (FGIC
               Insured)
     3,845,000 Carbon County, Pennsylvania Industrial                  4,124,570        6.65%    5/1/2010      3,845,000   4,124,570
               Development Authority Revenue Bonds (Panther
                Creek Partners Project) (Subject to 'AMT')
     2,000,000 Cornwall Lebanon, Pennsylvania School District          1,134,680  Zero Coupon   3/15/2016      2,000,000   1,134,680
               Capital Appreciation General Obligation Bonds
               (FSA Insured)
     1,520,000 Cornwall Lebanon, Pennsylvania School District            811,999  Zero Coupon   3/15/2017      1,520,000     811,999
               Capital Appreciation General Obligation Bonds
               (FSA Insured)
     2,000,000 Lancaster County, Pennsylvania, Hospital                1,977,080         5.5%   3/15/2026      1,000,000     988,540
               Authority Revenue Bonds
     2,000,000 Lebanon County, Pennsylvania Good Samaritan             2,008,300         6.0%  11/15/2018      2,000,000   2,008,300
               Hospital Authority Revenue Bonds (Good
               Samaritan Hospital Project)
     3,170,000 Millcreek Township Pennsylvania School District         2,668,950  Zero Coupon   8/15/2009              0           0
                General Obligation Bonds (FGIC Insured)
       435,000 Montgomery County, Pennsylvania Higher                    455,945        6.75%  11/15/2024        435,000     455,945
               Education and Health Authority Revenue Bonds
               (Foulkeways at Gwynedd Project)
     1,880,000 Montgomery County, Pennsylvania Higher                  1,959,524        6.75%  11/15/2030      1,880,000   1,959,524
               Education and Health Authority Revenue Bonds
               (Foulkeways at Gwynedd Project)
     3,000,000 Pennsylvania State General Obligation Bonds             2,842,590  Zero Coupon    7/1/2006              0           0
               (Second Series) (AMBAC Insured)
     1,000,000 York County, Pennsylvania Solid Waste & Refuse          1,144,670         5.5%   12/1/2012              0           0
                Authority Solid Waste System Revenue (FGIC
               Insured)

                                             Total Pennsylvania       29,278,000                                          16,952,892

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Pennsylvania - 2.2%                                                 Amount        Value
    $1,600,000 Allegheny County, Pennsylvania Hospital                 1,600,000   $1,844,128
               Development Authority Revenue Bonds
               (Allegheny General Hospital Project) (Series A)
               (MBIA Insured)
       565,000 Allegheny County, Pennsylvania Hospital                   565,000      574,916
               Development Authority Revenue Bonds (West
               Penn Allegheny Health Systems) (Series B)
     2,480,000 Allegheny County, Pennsylvania Redevelopment                    0            0
               Authority Tax Increment Tax Allocation Bonds
               (Waterfront Project) (Series B)
     2,415,000 Allegheny County, Pennsylvania Redevelopment                    0            0
               Authority Tax Increment Tax Allocation Bonds
               (Waterfront Project) (Series C)
     2,575,000 Allegheny County, Pennsylvania Sanitation               2,575,000    2,261,314
               Authority Sewer Revenue (Series A) (FGIC
               Insured)
     3,845,000 Carbon County, Pennsylvania Industrial                          0            0
               Development Authority Revenue Bonds (Panther
                Creek Partners Project) (Subject to 'AMT')
     2,000,000 Cornwall Lebanon, Pennsylvania School District                  0            0
               Capital Appreciation General Obligation Bonds
               (FSA Insured)
     1,520,000 Cornwall Lebanon, Pennsylvania School District                  0            0
               Capital Appreciation General Obligation Bonds
               (FSA Insured)
     2,000,000 Lancaster County, Pennsylvania, Hospital                1,000,000      988,540
               Authority Revenue Bonds
     2,000,000 Lebanon County, Pennsylvania Good Samaritan                     0            0
               Hospital Authority Revenue Bonds (Good
               Samaritan Hospital Project)
     3,170,000 Millcreek Township Pennsylvania School District         3,170,000    2,668,950
                General Obligation Bonds (FGIC Insured)
       435,000 Montgomery County, Pennsylvania Higher                          0            0
               Education and Health Authority Revenue Bonds
               (Foulkeways at Gwynedd Project)
     1,880,000 Montgomery County, Pennsylvania Higher                          0            0
               Education and Health Authority Revenue Bonds
               (Foulkeways at Gwynedd Project)
     3,000,000 Pennsylvania State General Obligation Bonds             3,000,000    2,842,590
               (Second Series) (AMBAC Insured)
     1,000,000 York County, Pennsylvania Solid Waste & Refuse          1,000,000    1,144,670
                Authority Solid Waste System Revenue (FGIC
               Insured)

                                             Total Pennsylvania                    12,325,108

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Puerto Rico - 1.1%
    $2,830,000 Puerto Rico Commonwealth Aqueduct and Sewer            $3,129,442         9.0%    7/1/2009              0          $0
               Authority Revenue Bonds (Series A) (FSA
               Insured)
     3,000,000 Puerto Rico Commonwealth General Obligation             3,151,620        6.45%    7/1/2017              0           0
               Bonds
     3,000,000 Puerto Rico Electric Power Authority Power              3,156,720         6.0%    7/1/2016              0           0
               Revenue Bonds (Series T)
     5,000,000 Puerto Rico Industrial Tourist Educational              5,218,450       6.625%    6/1/2026      2,000,000   2,087,380
               Medical and Environmental Central Facilities
               Revenue Bonds (AES Cogen Facilities Project)
               (Subject to 'AMT')

                                              Total Puerto Rico       14,656,232                                           2,087,380

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Puerto Rico - 1.1%                                                  Amount        Value
    $2,830,000 Puerto Rico Commonwealth Aqueduct and Sewer             2,830,000   $3,129,442
               Authority Revenue Bonds (Series A) (FSA
               Insured)
     3,000,000 Puerto Rico Commonwealth General Obligation             3,000,000    3,151,620
               Bonds
     3,000,000 Puerto Rico Electric Power Authority Power              3,000,000    3,156,720
               Revenue Bonds (Series T)
     5,000,000 Puerto Rico Industrial Tourist Educational              3,000,000    3,131,070
               Medical and Environmental Central Facilities
               Revenue Bonds (AES Cogen Facilities Project)
               (Subject to 'AMT')

                                              Total Puerto Rico                    12,568,852

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   South Carolina - 1.7%
     1,000,000 Beaufort-Jasper, South Carolina Water and Sewer         1,036,590         5.0%    3/1/2021              0           0
               Authority Waterworks and Sewer Systems
               Refunding Revenue Bonds (FSA Insured)
     1,000,000 Greenwood County, South Carolina Hospital                 998,080         5.5%   10/1/2026              0           0
               Revenue Bonds (Self Memorial Hospital)
     2,000,000 Piedmont, South Carolina Municipal Power                2,375,380        6.25%    1/1/2021              0           0
               Agency Electric Revenue Bonds (FGIC Insured)
     5,000,000 Piedmont, South Carolina Municipal Power                5,002,500         5.0%    1/1/2022              0           0
               Agency Electric Revenue Bonds (FGIC Insured)
     3,320,000 Piedmont, South Carolina Municipal Power                3,348,917        6.55%    1/1/2016      3,320,000   3,348,917
               Agency Electric Revenue Bonds (Series A)
     2,000,000 South Carolina Jobs Economic Development                2,133,060       6.875%    8/1/2027      2,000,000   2,133,060
               Authority Hospital Facilities Revenue Bonds
               (Palmetto Health Alliance) (Series C)
     5,000,000 South Carolina State Public Service Authority           5,221,400         5.0%    1/1/2020      5,000,000   5,221,400
               Revenue Referendum (Series D) (FSA Insured)
       500,000 South Carolina Transportation Infrastructure              565,420         5.5%   10/1/2007        500,000     565,420
               Bank Revenue Bonds (Series A) (MBIA Insured)
     2,000,000 Spartanburg, South Carolina Waterworks Revenue          2,084,860        5.25%    6/1/2028              0           0
                Bonds (FGIC Insured)

                                           Total South Carolina       22,766,207                                          11,268,797

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   South Carolina - 1.7%                                               Amount        Value
     1,000,000 Beaufort-Jasper, South Carolina Water and Sewer         1,000,000    1,036,590
               Authority Waterworks and Sewer Systems
               Refunding Revenue Bonds (FSA Insured)
     1,000,000 Greenwood County, South Carolina Hospital               1,000,000      998,080
               Revenue Bonds (Self Memorial Hospital)
     2,000,000 Piedmont, South Carolina Municipal Power                2,000,000    2,375,380
               Agency Electric Revenue Bonds (FGIC Insured)
     5,000,000 Piedmont, South Carolina Municipal Power                5,000,000    5,002,500
               Agency Electric Revenue Bonds (FGIC Insured)
     3,320,000 Piedmont, South Carolina Municipal Power                        0            0
               Agency Electric Revenue Bonds (Series A)
     2,000,000 South Carolina Jobs Economic Development                        0            0
               Authority Hospital Facilities Revenue Bonds
               (Palmetto Health Alliance) (Series C)
     5,000,000 South Carolina State Public Service Authority                   0            0
               Revenue Referendum (Series D) (FSA Insured)
       500,000 South Carolina Transportation Infrastructure                    0            0
               Bank Revenue Bonds (Series A) (MBIA Insured)
     2,000,000 Spartanburg, South Carolina Waterworks Revenue          2,000,000    2,084,860
                Bonds (FGIC Insured)

                                           Total South Carolina                    11,497,410

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   South Dakota - 0.2%
    $1,170,000 South Dakota Health and Educational Facilities         $1,143,441       5.625%    4/1/2032              0          $0
               Authority Revenue Bonds (Prairie Lakes Health
               Care System)
     2,000,000 South Dakota State Health and Educational               2,080,120        5.65%    4/1/2022      2,000,000   2,080,120
               Facilities Authority Revenue Bonds (Prairie Lakes
                Health Care System, Inc.) (ACA/CBI Insured)

                                             Total South Dakota        3,223,561                                           2,080,120

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   South Dakota - 0.2%                                                 Amount        Value
    $1,170,000 South Dakota Health and Educational Facilities          1,170,000   $1,143,441
               Authority Revenue Bonds (Prairie Lakes Health
               Care System)
     2,000,000 South Dakota State Health and Educational                       0            0
               Facilities Authority Revenue Bonds (Prairie Lakes
                Health Care System, Inc.) (ACA/CBI Insured)

                                             Total South Dakota                     1,143,441

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Tennessee - 1.8%
     2,000,000 Carter County Industrial Development Board              2,012,840         3.2%   10/1/2007      2,000,000   2,012,840
               Revenue Bonds
     1,265,000 Dickson County, Tennessee General Obligation            1,332,703         5.0%    3/1/2020              0           0
               Bond (FGIC Insured)
     2,000,000 Memphis-Shelby County, Tennessee Airport                2,153,800        5.35%    9/1/2012      2,000,000   2,153,800
               Authority Special Facilities and Project Revenue
               Bonds (Federal Express Corporation)
     4,500,000 Memphis-Shelby County, Tennessee Airport                4,747,635        5.05%    9/1/2012      2,000,000   2,110,060
               Authority Special Facilities Revenue Bonds
               (Federal Express Corporation)
     1,500,000 Metropolitan Government Nashville and                   1,694,910        7.25%   6/20/2036      1,500,000   1,694,910
               Davidson County, Tennessee Health and
               Educational Facilities Revenue Bonds (Series A-1
               (GNMA Insured)
     4,155,000 Metropolitan Government Nashville and                   4,628,836       6.625%   3/20/2036      4,155,000   4,628,836
               Davidson County, Tennessee Industrial
               Development Board Revenue Bonds (Series A)
     1,450,000 Metropolitan Government Nashville and                   1,487,700         5.2%   5/15/2023              0           0
               Davidson County, Tennessee Revenue Bonds
     5,000,000 Shelby County, Tennessee Health Educational and         5,092,450       5.375%    7/1/2024              0           0
                Housing Facilities Board Revenue Bonds (St. Jude
               Children's Research Project)
       640,000 Tennergy Corporation Tennessee Gas Revenue                681,978       4.125%    6/1/2009        640,000     681,978
               Bonds (MBIA Insured)
       150,000 Tennessee Energy Acquisition Corporation Gas              165,543         5.0%    9/1/2007        150,000     165,543
               Revenue Bonds (Series A) (AMBAC Insured)

                                                Total Tennessee       23,998,395                                          13,447,967

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Tennessee - 1.8%                                                    Amount        Value
     2,000,000 Carter County Industrial Development Board                      0            0
               Revenue Bonds
     1,265,000 Dickson County, Tennessee General Obligation            1,265,000    1,332,703
               Bond (FGIC Insured)
     2,000,000 Memphis-Shelby County, Tennessee Airport                        0            0
               Authority Special Facilities and Project Revenue
               Bonds (Federal Express Corporation)
     4,500,000 Memphis-Shelby County, Tennessee Airport                2,500,000    2,637,575
               Authority Special Facilities Revenue Bonds
               (Federal Express Corporation)
     1,500,000 Metropolitan Government Nashville and                           0            0
               Davidson County, Tennessee Health and
               Educational Facilities Revenue Bonds (Series A-1
               (GNMA Insured)
     4,155,000 Metropolitan Government Nashville and                           0            0
               Davidson County, Tennessee Industrial
               Development Board Revenue Bonds (Series A)
     1,450,000 Metropolitan Government Nashville and                   1,450,000    1,487,700
               Davidson County, Tennessee Revenue Bonds
     5,000,000 Shelby County, Tennessee Health Educational and         5,000,000    5,092,450
                Housing Facilities Board Revenue Bonds (St. Jude
               Children's Research Project)
       640,000 Tennergy Corporation Tennessee Gas Revenue                      0            0
               Bonds (MBIA Insured)
       150,000 Tennessee Energy Acquisition Corporation Gas                    0            0
               Revenue Bonds (Series A) (AMBAC Insured)

                                                Total Tennessee                    10,550,428

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Texas - 11.7%
    $1,250,000 Abilene, Texas Waterworks and Sewer System             $1,247,150         3.2%   8/15/2004      1,250,000  $1,247,150
               General Obligation Bonds (Series B)
     1,250,000 Abilene, Texas Waterworks and Sewer System              1,247,175        3.54%   8/15/2004      1,250,000  $1,247,175
               General Obligation Bonds (Series B)
     7,000,000 Alliance Airport, Texas Income Authority                7,318,360       6.375%    4/1/2021      2,000,000   2,090,960
               Special Facilities Revenue Bond (Federal Express
               Corporation Project) (Subject to 'AMT')
     2,000,000 Amarillo, Texas Health Facilities Corporation           2,251,640         5.5%    1/1/2017      2,000,000   2,251,640
               Revenue Bonds (Baptist St. Anthony's Hospital
               Corporation)(FSA Insured)
       750,000 Arlington, Texas General Obligation Bonds                 814,350       5.375%   8/15/2016        750,000     814,350
     1,055,000 Arlington, Texas General Obligation Bonds               1,140,244         5.5%   8/15/2019      1,055,000   1,140,244
     2,165,000 Arlington, Texas Independent School District            1,826,394  Zero Coupon   2/15/2009              0           0
               Capital Appreciation Refunding General
               Obligation Bonds (PSF/GTD Insured)
     7,000,000 Austin Texas Utility System Revenue Capital             6,050,870  Zero Coupon  11/15/2008              0           0
               Appreciation Refunding Bonds (Financial Services
                Department) (Series A) (MBIA Insured)
     8,100,000 Austin Texas Utility System Revenue Capital             6,671,160  Zero Coupon  11/15/2009              0           0
               Appreciation Refunding Bonds (Financial Services
                Department) (Series A) (MBIA Insured)
     2,500,000 Austin, Texas Higher Education Authority, Inc.          2,516,050        5.75%    8/1/2031              0           0
               University Revenue Bonds (St Edwards University
                Project)
     2,250,000 Austin, Texas Utility System Revenue Bonds              2,624,715         6.0%  11/15/2013      1,250,000   1,458,175
               (FGIC Insured)
     1,575,000 Bexar County, Texas General Obligation Bonds            1,652,080         5.0%   6/15/2015              0           0
     2,265,000 Bexar County, Texas Housing Finance                     2,300,787         7.0%   12/1/2036      2,265,000   2,300,787
               Corporation Multi- Family Housing Revenue
               Bonds (American Opty-Waterford Apartments)
               (Series A1)
     1,930,000 Bexar County, Texas Housing Finance                     2,042,712         6.0%    8/1/2023      1,930,000   2,042,712
               Corporation Multi-Family Housing Revenue
               Bonds (Dymaxion and Marrach Park
               Apartments) (Series A) (MBIA Insured)
     2,000,000 Bexar County, Texas Housing Finance                     2,027,500         6.0%    6/1/2031      2,000,000   2,027,500
               Corporation Multi-Family Housing Revenue
               Bonds (Nob Hill Apartments) (Series A)
     1,720,000 Bexar County, Texas Housing Finance                     1,949,207         7.0%   3/20/2031      1,720,000   1,949,207
               Corporation Multi-Family Housing Revenue
               Bonds (Pan American Apartments) (Series A-1)
               (GNMA Insured)
     1,000,000 Bluebonnet Trails Community Mental Health and           1,034,450       6.125%   12/1/2016      1,000,000   1,034,450
                Mental Retardation Revenue Bonds
    $3,950,000 Colorado River, Texas Municipal Water District         $4,159,192         5.0%    1/1/2014      3,950,000  $4,159,192
               Revenue Bonds (MBIA Insured)
     2,000,000 Copperas Cove, Texas Independent School                 2,091,480         6.9%   8/15/2014              0           0
               District General Obligation Bonds (PSF/GTD
               Insured)
       500,000 Corpus Christi, Texas General Obligation Bonds            547,045         5.0%    3/1/2012        500,000     547,045
               (Series A) (FSA Insured)
     1,000,000 Dallas-Fort Worth Texas International Airport           1,082,000         5.5%   11/1/2016              0           0
               Revenue (Series A) (MBIA Insured) (Subject to
               'AMT')
       500,000 Dallas-Fort Worth Texas International Airport             538,305         5.5%   11/1/2017              0           0
               Revenue (Series A) (MBIA Insured) (Subject to
               'AMT')
     1,000,000 Dallas-Fort Worth Texas Regional Airport                1,046,080       7.375%   11/1/2008              0           0
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     1,000,000 Dallas-Fort Worth Texas Regional Airport                1,046,080       7.375%   11/1/2009              0           0
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     2,000,000 Dallas-Fort Worth Texas Regional Airport                2,091,960       7.375%   11/1/2010              0           0
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     4,000,000 Dallas-Fort Worth Texas Regional Airport                4,165,120         6.0%   11/1/2012              0           0
               Revenue Refunding Bonds (Series A) (MBIA
               Insured)
     1,375,000 Deer Park, Texas Independent School District            1,494,474         5.0%   2/15/2013      1,375,000   1,494,474
               General Obligation Bonds (PSF/GTD Insured)
     1,635,000 Denton, Texas Independent School District               1,673,145        3.45%   1/31/2005      1,635,000   1,673,145
               General Obligation Bonds
     2,285,000 Denton, Texas Independent School District               2,669,977        6.25%   2/15/2009              0           0
               General Obligation Bonds (PSF/GTD Insured)
     3,210,000 Denton, Texas Utility System Revenue Bonds              3,518,898        5.25%   12/1/2015      3,210,000   3,518,898
               (Series A) (FSA Insured)
     1,445,000 Frisco, Texas Independent School District               1,684,827        6.25%   8/15/2017      1,445,000   1,684,827
               General Obligation Bonds (PSF/GTD Insured)
     1,000,000 Georgetown, Texas Higher Education Finance              1,010,500         6.3%   2/15/2014              0           0
               Corporation Revenue Bonds (Southwestern
               University Project)
     7,000,000 Harris County, Houston, Texas General                   2,272,270  Zero Coupon   8/15/2024      7,000,000   2,272,270
               Obligation Bonds (MBIA Insured)
     1,500,000 Harris County, Texas Health Facilities                  1,795,035        6.25%    7/1/2027      1,500,000   1,795,035
               Corporation Revenue Bonds (Sisters of Charity
               Health Care Systems) (Series B)
     2,000,000 Harris County, Texas Health Facilities                  2,131,540       6.375%    6/1/2029              0           0
               Development Authority Hospital Revenue Bonds
               (Memorial Hermann Healthcare Project) (Series
     8,470,000 Houston, Texas Airport System Revenue Bonds             8,518,025         5.0%    7/1/2027      6,000,000   6,034,020
               (FSA Insured)
    $2,000,000 Houston, Texas Airport System Revenue Bonds            $2,069,680       5.625%    7/1/2030              0          $0
               (Series A) (FSA Insured) (Subject to 'AMT')
     5,000,000 Houston, Texas Water and Sewer System Revenue           5,222,800        5.25%   12/1/2022              0           0
               Bonds (Series A)
     5,000,000 Houston, Texas Water and Sewer System Revenue           5,682,500        5.75%   12/1/2032      5,000,000   5,682,500
               Bonds (Series A) (FSA Insured)
     5,315,000 Lewisville, Texas Independent School District           2,435,492  Zero Coupon   8/15/2019              0           0
               General Obligation Bonds (PSF/GTD Insured)
     1,000,000 Lower Colorado River Authority Texas Revenue            1,139,490       5.875%   5/15/2015      1,000,000   1,139,490
               Bonds (Series A)
     3,770,000 Mesquite, Texas Independent School District             4,240,194         6.0%   2/15/2020      3,770,000   4,240,194
               General Obligation Bonds (Series A) (PSF/GTD
               Insured)
     2,600,000 North Texas Health Facilities Development               2,688,894         6.0%    9/1/2023              0           0
               Corporation Hospital Revenue United Regional
               Healthcare System, Inc.
       575,000 Nueces County, Texas Housing Finance                      611,444        6.25%    7/1/2010        575,000     611,444
               Corporation Multi-Family Housing Revenue
               Bonds (Dolphins Landing Apartments Project)
               (Series A)
     1,865,000 Nueces County, Texas Housing Finance                    1,964,722       6.875%    7/1/2030      1,865,000   1,964,722
               Corporation Multi-Family Housing Revenue
               Bonds (Dolphins Landing Apartments Project)
               (Series A)
     1,000,000 Panhandle, Texas Regional Housing Finance               1,075,930        6.25%    3/1/2010      1,000,000   1,075,930
               Revenue Bonds (Series A)
     1,000,000 Ridge Parc Development Corporation Texas                1,094,760         6.1%   6/20/2033      1,000,000   1,094,760
               Multifamily Revenue Bonds (GNMA Insured)
     2,795,000 Ridge Parc Development Corporation Texas                3,031,233        6.15%  11/20/2041      2,795,000   3,031,233
               Multifamily Revenue Bonds (GNMA Insured)
     1,365,000 San Antonio, Texas General Obligation Bonds             1,479,346        5.25%    2/1/2014      1,365,000   1,479,346
               (General Improvement)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA             1,097,120         5.5%   5/15/2018      1,000,000   1,097,120
               Insured)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA             1,094,110         5.5%   5/15/2019      1,000,000   1,094,110
               Insured)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA             1,084,390         5.5%   5/15/2020      1,000,000   1,084,390
               Insured)
     1,180,000 South San Antonio, Texas Independent School             1,345,471         6.0%   8/15/2017      1,180,000   1,345,471
               District General Obligation Bonds (PSF/GTD
               Insured)
     1,250,000 South San Antonio, Texas Independent School             1,418,250         6.0%   8/15/2018      1,250,000   1,418,250
               District General Obligation Bonds (PSF/GTD
               Insured)
     1,275,000 South San Antonio, Texas Independent School             1,443,032         6.0%   8/15/2019      1,275,000   1,443,032
               District General Obligation Bonds (PSF/GTD
               Insured)
    11,615,000 Southeast Texas Housing Finance Corporation             6,013,318  Zero Coupon    9/1/2017              0           0
               (MBIA Insured)
     1,410,000 Tarrant County, Texas College District General          1,575,393       5.375%   2/15/2013      1,410,000   1,575,393
               Obligation Bonds
     1,040,000 Tarrant County, Texas Housing Finance                     922,854         6.0%    6/1/2031      1,040,000     922,854
               Corporation Multi-Family Revenue Bonds (Series A)
     4,315,000 Texas State Veterans Land Board General                 3,467,232        0.05%    7/1/2010              0           0
               Obligation Bonds
    $1,000,000 Texas State Water Development Board Revenue            $1,059,640        5.25%   7/15/2017              0          $0
               Bond (State Revolving) (Series A)
     2,000,000 Travis County, Texas Health Facilities                  2,409,520        6.25%  11/15/2017      2,000,000   2,409,520
               Development Corporation Revenue Bonds
               (Ascension Health Credit) (Series A) (MBIA
               Insured)
       315,000 Westlake, Texas General Obligation Bonds                  363,088         6.5%    5/1/2013        315,000     363,088
       350,000 Westlake, Texas General Obligation Bonds                  398 458         6.5%    5/1/2015        350,000     398,458
       335,000 Westlake, Texas General Obligation Bonds                  376,376         6.5%    5/1/2017        335,000     376,376
     1,650,000 Westlake, Texas General Obligation Bonds                1,703,064        5.75%    5/1/2024      1,650,000   1,703,064
     2,000,000 Westlake, Texas General Obligation Bonds                2,060,920         5.8%    5/1/2032      2,000,000   2,060,920
       430,000 Wylie Texas Independent School District G.O.              530,474       6.875%   8/15/2014              0           0
               Bonds (PSF/GTD Insured)
       745,000 Wylie, Texas Independent School District                  931,563       6.875%   8/15/2014              0           0
               General Obligation Bonds (PSF/GTD Insured)
     3,280,000 Wylie, Texas Independent School District                3,966,865         7.0%   8/15/2024      3,280,000   3,966,865
               Unrefunded General Obligation Bonds (PSF/GTD
               Insured)

                                                    Total Texas      154,248,420                                          84,361,786

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Texas - 11.7%                                                       Amount        Value
    $1,250,000 Abilene, Texas Waterworks and Sewer System                      0            0
               General Obligation Bonds (Series B)
     1,250,000 Abilene, Texas Waterworks and Sewer System                      0            0
               General Obligation Bonds (Series B)
     7,000,000 Alliance Airport, Texas Income Authority                5,000,000    5,227,400
               Special Facilities Revenue Bond (Federal Express
               Corporation Project) (Subject to 'AMT')
     2,000,000 Amarillo, Texas Health Facilities Corporation                   0            0
               Revenue Bonds (Baptist St. Anthony's Hospital
               Corporation)(FSA Insured)
       750,000 Arlington, Texas General Obligation Bonds                       0            0
     1,055,000 Arlington, Texas General Obligation Bonds                       0            0
     2,165,000 Arlington, Texas Independent School District            2,165,000    1,826,394
               Capital Appreciation Refunding General
               Obligation Bonds (PSF/GTD Insured)
     7,000,000 Austin Texas Utility System Revenue Capital             7,000,000    6,050,870
               Appreciation Refunding Bonds (Financial Services
                Department) (Series A) (MBIA Insured)
     8,100,000 Austin Texas Utility System Revenue Capital             8,100,000    6,671,160
               Appreciation Refunding Bonds (Financial Services
                Department) (Series A) (MBIA Insured)
     2,500,000 Austin, Texas Higher Education Authority, Inc.          2,500,000    2,516,050
               University Revenue Bonds (St Edwards University
                Project)
     2,250,000 Austin, Texas Utility System Revenue Bonds              1,000,000    1,166,540
               (FGIC Insured)
     1,575,000 Bexar County, Texas General Obligation Bonds            1,575,000    1,652,080
     2,265,000 Bexar County, Texas Housing Finance                             0            0
               Corporation Multi- Family Housing Revenue
               Bonds (American Opty-Waterford Apartments)
               (Series A1)
     1,930,000 Bexar County, Texas Housing Finance                             0            0
               Corporation Multi-Family Housing Revenue
               Bonds (Dymaxion and Marrach Park
               Apartments) (Series A) (MBIA Insured)
     2,000,000 Bexar County, Texas Housing Finance                             0            0
               Corporation Multi-Family Housing Revenue
               Bonds (Nob Hill Apartments) (Series A)
     1,720,000 Bexar County, Texas Housing Finance                             0            0
               Corporation Multi-Family Housing Revenue
               Bonds (Pan American Apartments) (Series A-1)
               (GNMA Insured)
     1,000,000 Bluebonnet Trails Community Mental Health and                   0            0
                Mental Retardation Revenue Bonds
    $3,950,000 Colorado River, Texas Municipal Water District     $            0           $0
               Revenue Bonds (MBIA Insured)
     2,000,000 Copperas Cove, Texas Independent School                 2,000,000    2,091,480
               District General Obligation Bonds (PSF/GTD
               Insured)
       500,000 Corpus Christi, Texas General Obligation Bonds                  0            0
               (Series A) (FSA Insured)
     1,000,000 Dallas-Fort Worth Texas International Airport           1,000,000    1,082,000
               Revenue (Series A) (MBIA Insured) (Subject to
               'AMT')
       500,000 Dallas-Fort Worth Texas International Airport             500,000      538,305
               Revenue (Series A) (MBIA Insured) (Subject to
               'AMT')
     1,000,000 Dallas-Fort Worth Texas Regional Airport                1,000,000    1,046,080
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     1,000,000 Dallas-Fort Worth Texas Regional Airport                1,000,000    1,046,080
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     2,000,000 Dallas-Fort Worth Texas Regional Airport                2,000,000    2,091,960
               Revenue Refunding Bonds (Series A) (FGIC
               Insured)
     4,000,000 Dallas-Fort Worth Texas Regional Airport                4,000,000    4,165,120
               Revenue Refunding Bonds (Series A) (MBIA
               Insured)
     1,375,000 Deer Park, Texas Independent School District                    0            0
               General Obligation Bonds (PSF/GTD Insured)
     1,635,000 Denton, Texas Independent School District                       0            0
               General Obligation Bonds
     2,285,000 Denton, Texas Independent School District               2,285,000    2,669,977
               General Obligation Bonds (PSF/GTD Insured)
     3,210,000 Denton, Texas Utility System Revenue Bonds                      0            0
               (Series A) (FSA Insured)
     1,445,000 Frisco, Texas Independent School District                       0            0
               General Obligation Bonds (PSF/GTD Insured)
     1,000,000 Georgetown, Texas Higher Education Finance              1,000,000    1,010,500
               Corporation Revenue Bonds (Southwestern
               University Project)
     7,000,000 Harris County, Houston, Texas General                           0            0
               Obligation Bonds (MBIA Insured)
     1,500,000 Harris County, Texas Health Facilities                          0            0
               Corporation Revenue Bonds (Sisters of Charity
               Health Care Systems) (Series B)
     2,000,000 Harris County, Texas Health Facilities                  2,000,000    2,131,540
               Development Authority Hospital Revenue Bonds
               (Memorial Hermann Healthcare Project) (Series
     8,470,000 Houston, Texas Airport System Revenue Bonds             2,470,000    2,484,005
               (FSA Insured)
    $2,000,000 Houston, Texas Airport System Revenue Bonds             2,000,000   $2,069,680
               (Series A) (FSA Insured) (Subject to 'AMT')
     5,000,000 Houston, Texas Water and Sewer System Revenue           5,000,000    5,222,800
                Bonds (Series A)
     5,000,000 Houston, Texas Water and Sewer System Revenue                   0            0
                Bonds (Series A) (FSA Insured)
     5,315,000 Lewisville, Texas Independent School District           5,315,000    2,435,492
               General Obligation Bonds (PSF/GTD Insured)
     1,000,000 Lower Colorado River Authority Texas Revenue                    0            0
               Bonds (Series A)
     3,770,000 Mesquite, Texas Independent School District                     0            0
               General Obligation Bonds (Series A) (PSF/GTD
               Insured)
     2,600,000 North Texas Health Facilities Development               2,600,000    2,688,894
               Corporation Hospital Revenue United Regional
               Healthcare System, Inc.
       575,000 Nueces County, Texas Housing Finance                            0            0
               Corporation Multi-Family Housing Revenue
               Bonds (Dolphins Landing Apartments Project)
               (Series A)
     1,865,000 Nueces County, Texas Housing Finance                            0            0
               Corporation Multi-Family Housing Revenue
               Bonds (Dolphins Landing Apartments Project)
               (Series A)
     1,000,000 Panhandle, Texas Regional Housing Finance                       0            0
               Revenue Bonds (Series A)
     1,000,000 Ridge Parc Development Corporation Texas                        0            0
               Multifamily Revenue Bonds (GNMA Insured)
     2,795,000 Ridge Parc Development Corporation Texas                        0            0
               Multifamily Revenue Bonds (GNMA Insured)
     1,365,000 San Antonio, Texas General Obligation Bonds                     0            0
               (General Improvement)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA                     0            0
               Insured)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA                     0            0
               Insured)
     1,000,000 San Antonio, Texas Water Revenue Bonds (FSA                     0            0
               Insured)
     1,180,000 South San Antonio, Texas Independent School                     0            0
               District General Obligation Bonds (PSF/GTD
               Insured)
     1,250,000 South San Antonio, Texas Independent School                     0            0
               District General Obligation Bonds (PSF/GTD
               Insured)
     1,275,000 South San Antonio, Texas Independent School                     0            0
               District General Obligation Bonds (PSF/GTD
               Insured)
    11,615,000 Southeast Texas Housing Finance Corporation            11,615,000    6,013,318
               (MBIA Insured)
     1,410,000 Tarrant County, Texas College District General                  0            0
               Obligation Bonds
     1,040,000 Tarrant County, Texas Housing Finance                           0            0
               Corporation Multi-Family Revenue Bonds (Series A)
     4,315,000 Texas State Veterans Land Board General                 4,315,000    3,467,232
               Obligation Bonds
    $1,000,000 Texas State Water Development Board Revenue             1,000,000   $1,059,640
               Bond (State Revolving) (Series A)
     2,000,000 Travis County, Texas Health Facilities                          0            0
               Development Corporation Revenue Bonds
               (Ascension Health Credit) (Series A) (MBIA
               Insured)
       315,000 Westlake, Texas General Obligation Bonds                        0            0
       350,000 Westlake, Texas General Obligation Bonds                        0            0
       335,000 Westlake, Texas General Obligation Bonds                        0            0
     1,650,000 Westlake, Texas General Obligation Bonds                        0            0
     2,000,000 Westlake, Texas General Obligation Bonds                        0            0
       430,000 Wylie Texas Independent School District G.O.              430,000      530,474
               Bonds (PSF/GTD Insured)
       745,000 Wylie, Texas Independent School District                  745,000      931,563
               General Obligation Bonds (PSF/GTD Insured)
     3,280,000 Wylie, Texas Independent School District                        0            0
               Unrefunded General Obligation Bonds (PSF/GTD
               Insured)

                                                    Total Texas                    69,886,634

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Utah - 1.2%
     1,605,000 Intermountain Power Agency Utah Power Supply            1,645,542         5.5%    7/1/2020      1,605,000   1,645,542
                Prerefunded Revenue Bonds (Series A)
               (AMBAC/TCRS Insured)
       440,000 Intermountain Power Agency Utah Power Supply              451,079        5.25%    7/1/2017        440,000     451,079
                Revenue Bonds (Series B)
     5,000,000 Intermountain Power Agency Utah Power Supply            5,529,050        5.75%    7/1/2019              0           0
                Revenue Bonds (Series B) (MBIA Insured)
       585,000 Intermountain Power Agency Utah Power Supply              586,340         5.0%    7/1/2016        585,000     586,340
                Revenue Bonds (Series B) (MBIA/IBC Insured)
     3,405,000 Timpanogos, Utah Special Service District Sewer         3,826,880         6.1%    6/1/2019              0           0
               Revenue(Series A) (AMBAC Insured)
     3,750,000 Utah Associated Municipal Power System                  3,937,050        6.25%    6/1/2014              0           0
               Revenue Bonds (San Juan Project) (MBIA
               Insured)

                                                     Total Utah       15,975,941                                           2,682,961

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Utah - 1.2%                                                         Amount        Value
     1,605,000 Intermountain Power Agency Utah Power Supply                    0            0
                Prerefunded Revenue Bonds (Series A)
               (AMBAC/TCRS Insured)
       440,000 Intermountain Power Agency Utah Power Supply                    0            0
                Revenue Bonds (Series B)
     5,000,000 Intermountain Power Agency Utah Power Supply            5,000,000    5,529,050
                Revenue Bonds (Series B) (MBIA Insured)
       585,000 Intermountain Power Agency Utah Power Supply                    0            0
                Revenue Bonds (Series B) (MBIA/IBC Insured)
     3,405,000 Timpanogos, Utah Special Service District Sewer         3,405,000    3,826,880
               Revenue(Series A) (AMBAC Insured)
     3,750,000 Utah Associated Municipal Power System                  3,750,000    3,937,050
               Revenue Bonds (San Juan Project) (MBIA
               Insured)

                                                     Total Utah                    13,292,980

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Vermont - 0.2%
     2,500,000 Vermont Educational and Health Buildings                2,549,700         5.5%    7/1/2021              0           0
               Financing Agency Revenue Bonds (Norwich
               University Project)

                                                  Total Vermont        2,549,700                                                   0

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Vermont - 0.2%                                                      Amount        Value
     2,500,000 Vermont Educational and Health Buildings                2,500,000    2,549,700
               Financing Agency Revenue Bonds (Norwich
               University Project)

                                                  Total Vermont                     2,549,700

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Virginia - 0.9%
    $3,000,000 Fairfax County, Virginia Industrial Development        $3,254,700       5.875%   8/15/2016              0           0
               Authority Revenue Bonds (Inova Health Systems
               Project)
     2,500,000 Fairfax County, Virginia Industrial Development         2,662,850        5.25%   8/15/2019      2,500,000  $2,662,850
               Authority Revenue Bonds (Inova Health Systems
               Project)
     3,625,000 Fairfax County, Virginia Water Authority Water          3,851,019         5.0%    4/1/2021              0           0
               Revenue Bonds
     1,355,000 Riverside, Virginia Regional Jail Authority Jail        1,484,606       5.875%    7/1/2014      1,355,000   1,484,606
               Facilities Revenue Bonds (MBIA Insured)
     1,130,000 Riverside, Virginia Regional Jail Authority Jail        1,238,084       5.875%    7/1/2014      1,130,000   1,238,084
               Facilities Unrefunded Revenue Bonds (MBIA
               Insured)

                                                 Total Virginia       12,491,259                                           5,385,540

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Virginia - 0.9%                                                     Amount        Value
    $3,000,000 Fairfax County, Virginia Industrial Development        $3,000,000    3,254,700
               Authority Revenue Bonds (Inova Health Systems
               Project)
     2,500,000 Fairfax County, Virginia Industrial Development                 0            0
               Authority Revenue Bonds (Inova Health Systems
               Project)
     3,625,000 Fairfax County, Virginia Water Authority Water          3,625,000    3,851,019
               Revenue Bonds
     1,355,000 Riverside, Virginia Regional Jail Authority Jail                0            0
               Facilities Revenue Bonds (MBIA Insured)
     1,130,000 Riverside, Virginia Regional Jail Authority Jail                0            0
               Facilities Unrefunded Revenue Bonds (MBIA
               Insured)

                                                 Total Virginia                     7,105,719

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Washington - 4.4%
     2,060,000 Clark and Skamania Counties, Washington School          2,448,228         6.0%   12/1/2019      2,060,000   2,448,228
                District #112-6 Washougal General Obligation
               Bonds (FGIC Insured)
     1,655,000 Douglas County, Washington Public Utility               2,069,793        8.75%    9/1/2018              0           0
               District # 1 Wells Hydroelectric Bonds
     1,395,000 Douglas County, Washington Public Utility               1,703,421        8.75%    9/1/2018              0           0
               District # 1 Wells Hydroelectric Revenue Bonds
     1,000,000 Energy Northwest Washington Electric Revenue            1,114,040        5.75%    7/1/2018      1,000,000   1,114,040
               Bonds (Columbia Generating) (Series A) (MBIA
               Insured)
     1,000,000 Grant County, Washington Public Utilities               1,066,800        5.25%    1/1/2017      1,000,000   1,066,800
               District #2 Priest Rapids Hydro Electric Revenue
               Bonds (Series A) (MBIA Insured)
     2,000,000 Grant County, Washington Public Utility District        2,000,780         5.0%    1/1/2023              0           0
               #2 Revenue Bonds (Second Series A) (AMBAC
               Insured)
    10,000,000 King County, Washington Sewer Revenue Bonds            11,184,500         5.5%    1/1/2013      5,000,000   5,592,250
               (Series B) (FSA Insured)
     1,500,000 Tacoma, Washington Conservation System                  1,592,280         6.6%    1/1/2015              0           0
               Revenue Bonds (Tacoma Public Utilities Project)
        45,000 Washington State Bonds (Series 93A)                        51,867        5.75%   10/1/2012              0           0
    $2,955,000 Washington State General Obligation Bond (Series       $3,387,198        5.75%   10/1/2012              0          $0
                93A)
     2,000,000 Washington State General Obligation Bond (Series        2,319,480         6.0%    6/1/2012              0           0
                B and AT-7)
     2,000,000 Washington State General Obligation Bonds               2,207,020         5.0%    9/1/2007      2,000,000   2,207,020
               (Motor Vehicle Fuel Tax)
     1,500,000 Washington State General Obligation Bonds               1,731,615        6.25%    2/1/2011              0           0
               (Series A andAT-6)
     5,000,000 Washington State General Obligation Bonds               6,116,400        6.75%    2/1/2015      5,000,000   6,116,400
               (Series A)
     2,500,000 Washington State General Obligation Bonds               2,940,175        6.25%    6/1/2010              0           0
               (Series B andAT-7)
     1,000,000 Washington State Health Care Facilities                 1,040,440         5.0%   10/1/2018              0           0
               Authority Revenue Bonds (Central Washington
               Health Services Association) (AMBAC Insured)
     1,700,000 Washington State Health Care Facilities                 1,844,381         6.0%   12/1/2030      1,700,000   1,844,381
               Authority Revenue Bonds (Kadlec Medical
     2,000,000 Washington State Health Care Facilities                 2,118,240       5.125%  11/15/2018      2,000,000   2,118,240
               Authority Revenue Bonds (Swedish Health
               Services) (AMBAC Insured)
     1,000,000 Washington State Higher Education Facilities            1,084,420       5.875%   10/1/2029              0           0
               Authority(Whitman College)
     2,975,000 Washington State Housing Finance Commission             3,200,386         6.3%    1/1/2021      2,975,000   3,200,386
               Multi-Family Mortgage Revenue Bonds (Pooled
               Loan Program) (Subject to 'AMT')
     1,000,000 Washington State Housing Finance Commission             1,023,070        5.35%    7/1/2014      1,000,000   1,023,070
               Nonprofit Housing Revenue Bonds (Crista
               Ministries Projects) (Series A)
     3,000,000 Washington State Public Power Supply System             3,333,090        5.75%    7/1/2012              0           0
               Refunding Revenue Bonds (Nuclear Project#1)
               (Series A) (MBIA Insured)
     2,000,000 Washington State Public Power Supply System             2,222,060        5.75%    7/1/2011              0           0
               Revenue Bonds (Nuclear Project) (Series A)
               (MBIA Insured)

                                               Total Washington       57,799,684                                          26,730,815

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Washington - 4.4%                                                     Amount        Value
     2,060,000 Clark and Skamania Counties, Washington School                  0            0
                District #112-6 Washougal General Obligation
               Bonds (FGIC Insured)
     1,655,000 Douglas County, Washington Public Utility               1,655,000    2,069,793
               District # 1 Wells Hydroelectric Bonds
     1,395,000 Douglas County, Washington Public Utility               1,395,000    1,703,421
               District # 1 Wells Hydroelectric Revenue Bonds
     1,000,000 Energy Northwest Washington Electric Revenue                    0            0
               Bonds (Columbia Generating) (Series A) (MBIA
               Insured)
     1,000,000 Grant County, Washington Public Utilities                       0            0
               District #2 Priest Rapids Hydro Electric Revenue
               Bonds (Series A) (MBIA Insured)
     2,000,000 Grant County, Washington Public Utility District        2,000,000    2,000,780
               #2 Revenue Bonds (Second Series A) (AMBAC
               Insured)
    10,000,000 King County, Washington Sewer Revenue Bonds             5,000,000    5,592,250
               (Series B) (FSA Insured)
     1,500,000 Tacoma, Washington Conservation System                  1,500,000    1,592,280
               Revenue Bonds (Tacoma Public Utilities Project)
        45,000 Washington State Bonds (Series 93A)                        45,000       51,867
    $2,955,000 Washington State General Obligation Bond (Series        2,955,000   $3,387,198
                93A)
     2,000,000 Washington State General Obligation Bond (Series        2,000,000    2,319,480
                B and AT-7)
     2,000,000 Washington State General Obligation Bonds                       0            0
               (Motor Vehicle Fuel Tax)
     1,500,000 Washington State General Obligation Bonds               1,500,000    1,731,615
               (Series A andAT-6)
     5,000,000 Washington State General Obligation Bonds                       0            0
               (Series A)
     2,500,000 Washington State General Obligation Bonds               2,500,000    2,940,175
               (Series B andAT-7)
     1,000,000 Washington State Health Care Facilities                 1,000,000    1,040,440
               Authority Revenue Bonds (Central Washington
               Health Services Association) (AMBAC Insured)
     1,700,000 Washington State Health Care Facilities                         0            0
               Authority Revenue Bonds (Kadlec Medical
     2,000,000 Washington State Health Care Facilities                         0            0
               Authority Revenue Bonds (Swedish Health
               Services) (AMBAC Insured)
     1,000,000 Washington State Higher Education Facilities            1,000,000    1,084,420
               Authority(Whitman College)
     2,975,000 Washington State Housing Finance Commission                     0            0
               Multi-Family Mortgage Revenue Bonds (Pooled
               Loan Program) (Subject to 'AMT')
     1,000,000 Washington State Housing Finance Commission                     0            0
               Nonprofit Housing Revenue Bonds (Crista
               Ministries Projects) (Series A)
     3,000,000 Washington State Public Power Supply System             3,000,000    3,333,090
               Refunding Revenue Bonds (Nuclear Project#1)
               (Series A) (MBIA Insured)
     2,000,000 Washington State Public Power Supply System             2,000,000    2,222,060
               Revenue Bonds (Nuclear Project) (Series A)
               (MBIA Insured)

                                               Total Washington                    31,068,869

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Wisconsin - 1.2%
    $1,105,000 Monroe, Wisconsin School District General              $1,358,599       6.875%    4/1/2014      1,105,000  $1,358,599
               Obligation Bonds (AMBAC Insured)
     1,500,000 Wisconsin State Health and Educational Facilities       1,498,470         5.5%   2/15/2015      1,500,000   1,498,470
               Authority Revenue Bonds (Aurora Health Care)
               (Series B)
     1,000,000 Wisconsin State Health and Educational Facilities       1,108,500        5.75%   8/15/2020      1,000,000   1,108,500
               Authority Revenue Bonds (Eagle River Memorial
               Hospital, Inc. Project)
     1,000,000 Wisconsin State Health and Educational Facilities       1,003,200         5.5%   2/15/2018      1,000,000   1,003,200
               Authority Revenue Bonds (Franciscan Sisters
               Christian)(Series A)
     2,000,000 Wisconsin State Health and Educational Facilities       2,003,840         6.0%   2/15/2025      2,000,000   2,003,840
               Authority Revenue Bonds (Marshfield Clinic)
               (Series B)
     2,000,000 Wisconsin State Health and Educational Facilities       2,054,800         5.5%   8/15/2029      2,000,000   2,054,800
               Authority Revenue Bonds (Watertown Memorial
               Hospital, Inc.)
     6,000,000 Wisconsin State Health and Educational Facilities       6,158,160        5.75%   8/15/2025              0           0
               Authority Revenue Bonds (Wheaton Franciscan
               Services)

                                                Total Wisconsin       15,185,569                                           9,027,409

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Wisconsin - 1.2%                                                    Amount        Value
    $1,105,000 Monroe, Wisconsin School District General                       0           $0
               Obligation Bonds (AMBAC Insured)
     1,500,000 Wisconsin State Health and Educational Facilities               0            0
               Authority Revenue Bonds (Aurora Health Care)
               (Series B)
     1,000,000 Wisconsin State Health and Educational Facilities               0            0
               Authority Revenue Bonds (Eagle River Memorial
               Hospital, Inc. Project)
     1,000,000 Wisconsin State Health and Educational Facilities               0            0
               Authority Revenue Bonds (Franciscan Sisters
               Christian)(Series A)
     2,000,000 Wisconsin State Health and Educational Facilities               0            0
               Authority Revenue Bonds (Marshfield Clinic)
               (Series B)
     2,000,000 Wisconsin State Health and Educational Facilities               0            0
               Authority Revenue Bonds (Watertown Memorial
               Hospital, Inc.)
     6,000,000 Wisconsin State Health and Educational Facilities       6,000,000    6,158,160
               Authority Revenue Bonds (Wheaton Franciscan
               Services)

                                                Total Wisconsin                     6,158,160

                                                                                                              The AAL Municipal
   Pro-Forma                                                                                                       Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Long-Term Fixed Income - 97.7%                            Value          Rate       Date         Amount       Value
   Wyoming - 0.7%
     5,825,000 Wyoming State Farm Loan Board Capital                   6,695,955        5.75%   10/1/2020      5,825,000   6,695,955
               Facilities Revenue Bonds
     2,500,000 Wyoming State Farm Loan Board Capital                   2,606,950         6.1%    4/1/2024              0           0
               Projects Facilities Revenue Bonds

                                                  Total Wyoming        9,302,905                                           6,695,955

                                   Total Long-Term Fixed Income    1,291,742,024                                         635,496,609
                                (cost $1,185,115,547)

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Long-Term Fixed Income - 97.7%                       Principal
   Wyoming - 0.7%                                                      Amount        Value
     5,825,000 Wyoming State Farm Loan Board Capital                          0             0
               Facilities Revenue Bonds
     2,500,000 Wyoming State Farm Loan Board Capital                  2,500,000     2,606,950
               Projects Facilities Revenue Bonds

                                                  Total Wyoming                     2,606,950

                                   Total Long-Term Fixed Income                   656,245,415

   The AAL
Municipal Bond Fund/1/                                           The AAL                                     The AAL Municipal
   Pro-Forma                                                Municpal Bond Fund/1/                                  Bond Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Short-Term Investments - 2.3%                            Value          Rate       Date         Amount       Value
      $860,000 Allegheny County, Pennsylvania Hospital                  $860,000        8.45%  11/15/2003              0          $0
               Development Authority Revenue Bonds (West
               Penn Allegheny Health Systems) (Series B)
      $405,000 Berkeley County, SC Pollution Control Revenue            $405,000        1.15%   11/3/2003        405,000    $405,000
               Bonds (Amoco Chemical Company Project)
     1,200,000 Boston Massachusetts Water and Sewer                    1,200,000         1.0%   11/6/2003      1,200,000   1,200,000
               Community Revenue Bond (Series A) (LOC-State
               Street)
       400,000 Dade County, Florida, Industrial Development              400,000        1.18%   11/3/2003              0           0
               Authority (Florida Power and Light)
     2,195,000 Hammond Indiana Pollution Control Revenue               2,195,000        1.15%   11/3/2003      2,195,000   2,195,000
               Bonds (Amoco Oil Company Project)
     2,315,000 Harris County, Texas Health Facilities                  2,315,000        1.15%   11/3/2003      2,185,000   2,185,000
               Development Authority Revenue Bonds (Texas
               Childrens Hospital) (MBIA Insured) (Series B-1)
     1,385,000 Hurley, New Mexico Pollution Control Revenue            1,385,000        1.15%   11/3/2003      1,385,000   1,385,000
               Bonds (Kennecott Santa Fe Project-BP PLC)
     1,100,000 Illinois Development Finance Authority Revenue          1,100,000        1.15%   11/3/2003      1,100,000   1,100,000
               Bond (Amoco Project)
     9,800,000 Indiana State Educational Facilities Authority          9,800,000        0.95%   11/6/2003      9,800,000   9,800,000
               Revenue Bonds (University of Notre Dame)
     1,930,000 Michigan State Strategic Fund Pollution Control         1,930,000        1.15%   11/3/2003      1,930,000   1,930,000
               Revenue Bonds (Consumers Power Project)
               (AMBAC Insured)
     3,400,000 Port Authority of New York and New Jersey               3,400,000        1.15%   11/3/2003      3,400,000   3,400,000
               Special Obligation Revenue Bonds (Versatile
               Structure) (LOC-Bayerische Landesbank)
       465,000 Salt Lake, Utah County Pollution Control                  465,000        1.15%   11/3/2003        465,000     465,000
               Revenue Bonds (Service Station Holding
     1,390,000 St. Lucie County, Florida Pollution Control             1,390,000        1.18%   11/3/2003      1,390,000   1,390,000
               Revenue Bond Florida Power and Light Project
       400,000 Southwest Higher Education Authority Revenue              400,000        1.15%   11/3/2003        400,000     400,000
               Bonds (Southern Methodist University)
     3,740,000 Valdez, Alaska Marine Term Revenue Bond (BP             3,740,000        1.15%   11/3/2003      3,740,000   3,740,000
               Pipeline, Inc.)

                                   Total Short-Term Investments       30,985,000                                          29,595,000
                                         (at amortized cost)

                                Total Investments                 $1,322,727,024                                        $665,091,609
                                (cost $1,216,100,547)

                                                                        Lutheran Brotherhood
                                                                           Municipal Bond
                                                                              Fund
                Short-Term Investments - 2.3%                        Principal
                                                                       Amount        Value
     $860,000 Allegheny County, Pennsylvania Hospital                 860,000     $860,000
               Development Authority Revenue Bonds (West
               Penn Allegheny Health Systems) (Series B)
      $405,000 Berkeley County, SC Pollution Control Revenue                   0           $0
               Bonds (Amoco Chemical Company Project)
     1,200,000 Boston Massachusetts Water and Sewer                            0            0
               Community Revenue Bond (Series A) (LOC-State
               Street)
       400,000 Dade County, Florida, Industrial Development              400,000      400,000
               Authority (Florida Power and Light)
     2,195,000 Hammond Indiana Pollution Control Revenue                       0            0
               Bonds (Amoco Oil Company Project)
     2,315,000 Harris County, Texas Health Facilities                    130,000      130,000
               Development Authority Revenue Bonds (Texas
               Childrens Hospital) (MBIA Insured) (Series B-1)
     1,385,000 Hurley, New Mexico Pollution Control Revenue                    0            0
               Bonds (Kennecott Santa Fe Project-BP PLC)
     1,100,000 Illinois Development Finance Authority Revenue                  0            0
               Bond (Amoco Project)
     9,800,000 Indiana State Educational Facilities Authority                  0            0
               Revenue Bonds (University of Notre Dame)
     1,930,000 Michigan State Strategic Fund Pollution Control                 0            0
               Revenue Bonds (Consumers Power Project)
               (AMBAC Insured)
     3,400,000 Port Authority of New York and New Jersey                       0            0
               Special Obligation Revenue Bonds (Versatile
               Structure) (LOC-Bayerische Landesbank)
       465,000 Salt Lake, Utah County Pollution Control                        0            0
               Revenue Bonds (Service Station Holding
     1,390,000 St. Lucie County, Florida Pollution Control                     0            0
               Revenue Bond Florida Power and Light Project
       400,000 Southwest Higher Education Authority Revenue                    0            0
               Bonds (Southern Methodist University)
     3,740,000 Valdez, Alaska Marine Term Revenue Bond (BP                     0            0
               Pipeline, Inc.)

                                   Total Short-Term Investments                     1,390,000
                                         (at amortized cost)

                                Total Investments                                $657,635,415
                                (cost $1,216,100,547)

/1/ The Lutheran Brotherhood Municipal Bond Fund is the accounting survivor.

                                                                   The AAL Money Market Fund
                                                       Schedule of Investments as of October 31, 2003
The AAL Money
 Market Fund/1/                                                   The AAL Money                                   The AAL Money
   Pro-Forma                                                         Market Fund/1/                                Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Certificates of Deposit - 6.9%                            Value          Rate       Date         Amount       Value
    Banking-Foreign
   $23,000,000 Deutsche Bank NY                                        $23,000,000        1.4%     9/3/2004   10,000,000 $10,000,000
    18,750,000 Royal Bank of Scotland CD                                18,748,006       1.48%   11/19/2004    8,500,000   8,499,110
    23,000,000 Svenska Handelsbanke                                     23,000,079      1.065%   11/28/2003   10,000,000  10,000,034

                                   Total Certificates of Deposit        64,748,085                                        28,499,144

                                                                      Lutheran Brotherhood
                                                                         Money Market
                                                                             Fund
                Certificates of Deposit - 6.9%                       Principal
                                                                       Amount        Value
    Banking-Foreign
   $23,000,000 Deutsche Bank NY                                       13,000,000  $13,000,000
    18,750,000 Royal Bank of Scotland CD                              10,250,000   10,248,896
    23,000,000 Svenska Handelsbanke                                   13,000,000   13,000,045

                                   Total Certificates of Deposit                   36,248,941

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Commercial Paper - 79.6%                                  Value          Rate       Date         Amount       Value
   Asset-Backed Securities - 21.4%
    $3,580,000 Amsterdam Funding Corporation                            $3,578,208       1.06%   11/18/2003    3,580,000  $3,578,208
    23,000,000 Barton Capital Corporation                               22,992,617       1.06%   11/12/2003   10,000,000   9,996,761
    19,200,000 Barton Capital Corporation                               19,181,909       1.06%    12/3/2003    8,400,000   8,392,085
     6,925,000 CAFCO, LLC                                                6,921,364       1.05%   11/19/2003            0           0
    15,000,000 CAFCO, LLC                                               14,999,108       1.07%    11/3/2003    6,400,000   6,399,619
    23,000,000 Corporate Receivables Corporation Funding LLC            22,989,165       1.06%   11/17/2003   11,000,000  10,994,818
    18,750,000 CXC LLC                                                  18,731,953       1.05%    12/4/2003    8,500,000   8,491,819
     4,031,000 Edison Asset Securitization, LLC                          4,029,399        1.1%   11/14/2003    4,031,000   4,029,399
     1,551,000 Kitty Hawk Funding Corporation                            1,550,819       1.05%    11/5/2003            0           0
    22,000,000 Montauk Funding Corporation                              21,996,669       1.09%    11/6/2003   10,000,000   9,998,486
    15,230,000 Old Line Funding Corporation                             15,229,112       1.05%    11/3/2003    7,030,000   7,029,590
     3,146,000 Triple A-1 Funding                                        3,145,449       1.05%    11/7/2003            0           0
    23,000,000 Tulip Funding Corporation                                22,997,997       1.08%    11/4/2003   10,000,000   9,999,100
     4,161,000 Tulip Funding Corporation                                 4,158,217       1.07%   11/28/2003    1,887,000   1,885,738
    18,750,000 Windmill Funding Corporation                             18,717,428       1.06%   12/30/2003    8,500,000   8,485,234

                             Total Asset-Backed Securities             201,219,414                                        89,280,857

                                                                       Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                Commercial Paper - 79.6%                             Principal
                                                                       Amount        Value
   Asset-Backed Securities - 21.4%
    $3,580,000 Amsterdam Funding Corporation                                   0           $0
    23,000,000 Barton Capital Corporation                             13,000,000   12,995,856
    19,200,000 Barton Capital Corporation                             10,800,000   10,789,824
     6,925,000 CAFCO, LLC                                              6,925,000    6,921,364
    15,000,000 CAFCO, LLC                                              8,600,000    8,599,489
    23,000,000 Corporate Receivables Corporation Funding LLC          12,000,000   11,994,347
    18,750,000 CXC LLC                                                10,250,000   10,240,134
     4,031,000 Edison Asset Securitization, LLC                                0            0
     1,551,000 Kitty Hawk Funding Corporation                          1,551,000    1,550,819
    22,000,000 Montauk Funding Corporation                            12,000,000   11,998,183
    15,230,000 Old Line Funding Corporation                            8,200,000    8,199,522
     3,146,000 Triple A-1 Funding                                      3,146,000    3,145,449
    23,000,000 Tulip Funding Corporation                              13,000,000   12,998,897
     4,161,000 Tulip Funding Corporation                               2,274,000    2,272,479
    18,750,000 Windmill Funding Corporation                           10,250,000   10,232,194

                             Total Asset-Backed Securities                        111,938,557

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Banking-Domestic - 12.3%
   $11,500,000 Citigroup, Inc.                                         $11,493,567       1.06%   11/20/2003    5,000,000  $4,997,203
    21,750,000 Citigroup, Inc.                                          21,725,259       1.05%   12/10/2003    9,860,000   9,848,784
     1,601,000 River Fuel Trust No. 1                                    1,600,477       1.07%   11/12/2003    1,601,000   1,600,477
    14,778,000 River Fuel Trust No. 1                                   14,737,807       1.10%    1/30/2004    6,698,000   6,679,785
    21,000,000 Toronto Dominion Holdings                                20,998,198      1.035%    11/4/2003    9,000,000   8,999,224
    16,000,000 Toronto Dominion Holdings                                15,988,907      1.040%   11/25/2003    4,000,000   3,997,227
    28,950,000 Ventures Business Trust                                  28,948,327       1.04%    11/3/2003    8,950,000   8,949,483
                                          Total Banking-Domestic       115,492,542                                        45,072,183

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Banking-Domestic - 12.3%
   $11,500,000 Citigroup, Inc.                                         6,500,000   $6,496,364
    21,750,000 Citigroup, Inc.                                        11,890,000   11,876,475
     1,601,000 River Fuel Trust No. 1                                          0            0
    14,778,000 River Fuel Trust No. 1                                  8,080,000    8,058,022
    21,000,000 Toronto Dominion Holdings                              12,000,000   11,998,974
    16,000,000 Toronto Dominion Holdings                              12,000,000   11,991,680
    28,950,000 Ventures Business Trust                                20,000,000   19,998,844
                                          Total Banking-Domestic                   70,420,359

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Banking-Foreign - 9.2%
    $5,750,000 Abbey National North America                             $5,749,668       1.04%    11/3/2003            0          $0
     3,550,000 Royal Bank of Scotland plc                                3,545,341       1.05%   12/16/2003            0           0
    15,650,000 Royal Bank of Scotland plc                               15,629,762       1.06%   12/15/2003    9,650,000   9,637,535
    18,000,000 Stadshypotek Delaware, Inc.                              17,989,400       1.06%   11/21/2003    9,000,000   8,994,700
    22,000,000 Westdeutsche Landesbank                                  21,975,733      1.045%    12/9/2003   10,000,000   9,988,970
    22,000,000 Westdeutsche Landesbank                                  21,962,783      1.050%   12/29/2003   10,000,000   9,983,083
                                           Total Banking-Foreign        86,852,687                                        38,604,288

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Banking-Foreign - 9.2%
    $5,750,000 Abbey National North America                            5,750,000   $5,749,668
     3,550,000 Royal Bank of Scotland plc                              3,550,000    3,545,341
    15,650,000 Royal Bank of Scotland plc                              6,000,000    5,992,227
    18,000,000 Stadshypotek Delaware, Inc.                             9,000,000    8,994,700
    22,000,000 Westdeutsche Landesbank                                12,000,000   11,986,763
    22,000,000 Westdeutsche Landesbank                                12,000,000   11,979,700
                                           Total Banking-Foreign                   48,248,399

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Chemicals - 4.2%
    23,000,000 Henkel Corporation                                       22,970,765       1.04%   12/15/2003   10,000,000   9,987,289
    16,125,000 Henkel Corporation                                       16,104,038       1.04%   12/16/2003    7,310,000   7,300,497
                                                 Total Chemicals        39,074,803                                        17,287,786

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Chemicals - 4.2%
    23,000,000 Henkel Corporation                                     13,000,000   12,983,476
    16,125,000 Henkel Corporation                                      8,815,000    8,803,541
                                                 Total Chemicals                   21,787,017

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Drugs & Health Care - 1.2%
    11,500,000 Alcon Capital Corporation                                11,497,010       1.04%   11/10/2003    5,000,000   4,998,700
                                       Total Drugs & Health Care        11,497,010                                         4,998,700

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Drugs & Health Care - 1.2%
    11,500,000 Alcon Capital Corporation                               6,500,000    6,498,310
                                       Total Drugs & Health Care                    6,498,310

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Education - 1.9%
    $2,500,000 Northwestern University                                  $2,499,763       1.14%    11/4/2003            0          $0
     5,000,000 Northwestern University                                   4,998,014       1.10%   11/14/2003            0           0
     5,000,000 Northwestern University                                   4,994,000       1.01%   11/18/2003    5,000,000   4,994,000
     5,000,000 Northwestern University                                   4,996,334       1.10%   11/25/2003    5,000,000   4,996,334

                                                 Total Education        17,488,111                                         9,990,334

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Education - 1.9%
    $2,500,000 Northwestern University                                $2,500,000   $2,499,763
     5,000,000 Northwestern University                                 5,000,000    4,998,014
     5,000,000 Northwestern University                                         0            0
     5,000,000 Northwestern University                                         0            0

                                                 Total Education                    7,497,777

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Finance - 13.5%
   $23,000,000 American General Finance Corporation                    $22,987,497       1.03%   11/20/2003   10,000,000  $9,994,564
    23,000,000 American General Finance Corporation                     22,984,718       1.04%   11/24/2003   10,000,000   9,993,356
    21,400,000 American Honda Finance Corporation                       21,392,438       1.06%   11/13/2003    9,200,000   9,196,749
    22,000,000 General Electric Capital Corporation                     21,980,108       1.05%    12/2/2003   10,000,000   9,990,958
    22,000,000 General Electric Capital Corporation                     21,974,333       1.05%   12/11/2003   10,000,000   9,988,333
     2,354,648 SSgA Money Market Fund                                    2,354,648       0.071%                2,354,648   2,354,648
    12,825,000 Toyota Motor Credit Corporation                          12,816,364       1.01%   11/25/2003    5,825,000   5,821,077

                                                   Total Finance       126,490,106                                        57,339,685

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Finance - 13.5%
   $23,000,000 American General Finance Corporation                   13,000,000  $12,992,933
    23,000,000 American General Finance Corporation                   13,000,000   12,991,362
    21,400,000 American Honda Finance Corporation                     12,200,000   12,195,689
    22,000,000 General Electric Capital Corporation                   12,000,000   11,989,150
    22,000,000 General Electric Capital Corporation                   12,000,000   11,986,000
     2,354,648 SSgA Money Market Fund                                          0            0
    12,825,000 Toyota Motor Credit Corporation                         7,000,000    6,995,287

                                                   Total Finance                   69,150,421

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Insurance - 5.0%
     6,000,000 American Family Financial Services, Inc.                  5,999,314       1.03%    11/5/2003    2,500,000   2,499,714
     7,500,000 American Family Financial Services, Inc.                  7,492,209       1.10%    12/5/2003    3,200,000   3,196,676
    11,012,000 American Family Financial Services, Inc.                 10,978,769       1.12%     2/6/2004    4,856,000   4,841,346
    22,500,000 Swiss Reinsurance Company                                22,425,750        1.1%    2/17/2004   10,500,000  10,465,350
                                                 Total Insurance        46,896,042                                        21,003,086

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Insurance - 5.0%
     6,000,000 American Family Financial Services, Inc.                3,500,000    3,499,600
     7,500,000 American Family Financial Services, Inc.                4,300,000    4,295,533
    11,012,000 American Family Financial Services, Inc.                6,156,000    6,137,423
    22,500,000 Swiss Reinsurance Company                              12,000,000   11,960,400
                                                 Total Insurance                   25,892,956

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Investment Banking & Brokerage - 2.2%
    20,250,000 Goldman Sachs Group, Inc.                                20,243,790       0.92%   11/13/2003    7,250,000   7,247,777
                            Total Investment Banking & Brokerage        20,243,790                                         7,247,777

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
  Investment Banking & Brokerage - 2.2%
    20,250,000 Goldman Sachs Group, Inc.                              13,000,000   12,996,013
                            Total Investment Banking & Brokerage                   12,996,013

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Media - 2.1%
    20,000,000 Gannett Company                                          19,992,634       1.02%   11/14/2003   10,000,000   9,996,317

                                                     Total Media        19,992,634                                         9,996,317

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Media - 2.1%
    20,000,000 Gannett Company                                        10,000,000    9,996,317

                                                     Total Media                    9,996,317

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount                                                              Value          Rate       Date         Amount       Value
   Oil & Gas - 6.6%
   $37,855,000 Northern Illinois Gas Company                           $37,709,807       1.12%     3/2/2004   17,460,000 $17,393,073
    22,500,000 Shell Finance (UK) plc                                   22,478,113       1.03%    12/5/2003   10,500,000  10,489,786
     2,000,000 Shell Finance (UK) plc                                    1,997,804       1.04%    12/9/2003    2,000,000   1,997,804
                                                 Total Oil & Gas        62,185,724                                        29,880,663
                                          Total Commercial Paper       747,432,863                                       330,701,676

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                                                                       Amount        Value
   Oil & Gas - 6.6%
   $37,855,000 Northern Illinois Gas Company                         20,395,000  $20,316,734
    22,500,000 Shell Finance (UK) plc                                12,000,000   11,988,327
     2,000,000 Shell Finance (UK) plc                                         0            0
                                                 Total Oil & Gas                  32,305,061
                                          Total Commercial Paper                 416,731,187

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    U.S. Government - 9.1%                                  Value          Rate       Date         Amount       Value
   $23,000,000 Federal Home Loan Mortgage Corporation                  $22,968,346      1.074%   12/18/2003   11,000,000 $10,984,776
    17,650,000 Federal Home Loan Mortgage Corporation                   17,623,996      1.057%   12/22/2003    7,650,000   7,638,729
               Discount Notes
     5,000,000 Federal Home Loan Mortgage Corporation                    4,994,135      1.049%   12/12/2003    5,000,000   4,994,135
               Discount Notes
    23,000,000 Federal National Mortgage Association Discount           22,974,585      1.039%   12/10/2003   10,000,000   9,988,950
               Notes
    17,255,000 Federal National Mortgage Association Discount           17,091,854      1.251%     8/6/2004    7,503,000   7,432,059
               Notes

                                           Total U.S. Government        85,652,916                                        41,038,649

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                U.S. Government - 9.1%                                 Amount        Value
   $23,000,000 Federal Home Loan Mortgage Corporation                 12,000,000  $11,983,570
    17,650,000 Federal Home Loan Mortgage Corporation                 10,000,000    9,985,267
               Discount Notes
     5,000,000 Federal Home Loan Mortgage Corporation                          0            0
               Discount Notes
    23,000,000 Federal National Mortgage Association Discount         13,000,000   12,985,635
               Notes
    17,255,000 Federal National Mortgage Association Discount          9,752,000    9,659,795
               Notes

                                           Total U.S. Government                   44,614,267

The AAL Money
Market Fund/1/                                                     The AAL Money                                  The AAL Money
   Pro-Forma                                                        Market Fund/1/                                 Market Fund
    Combined                                                          Pro-Forma
    Principal                                                          Combined       Interest   Maturity     Principal
     Amount    Variable Rate Notes - 4.4%                               Value         Rate         Date          Amount      Value
   $18,750,000 American Honda Finance Corporation                      $18,760,254       1.37%    1/22/2004    8,500,000  $8,504,644
     5,000,000   Cargill, Inc.                                           5,001,122       1.18%   11/19/2003            0           0
     8,000,000    Illinois Student Assistance Commission                 8,000,000       1.12%    11/5/2003            0           0
    10,000,000 Wells Fargo Bank                                          9,999,454       1.06%    12/1/2003   10,000,000   9,999,454

                                       Total Variable Rate Notes        41,760,830                                        18,504,098

                                          Total Investments            $939,594,694                                     $418,743,567
                                          (at amortized cost)

                                                                      Lutheran Brotherhood
                                                                          Money Market
                                                                             Fund
                                                                     Principal
                Variable Rate Notes - 4.4%                             Amount        Value
   $18,750,000 American Honda Finance Corporation                     10,250,000  $10,255,610
     5,000,000 Cargill, Inc.                                           5,000,000    5,001,122
     8,000,000 Illinois Student Assistance Commission                  8,000,000    8,000,000
    10,000,000 Wells Fargo Bank                                                0            0

                                       Total Variable Rate Notes                   23,256,732

                                          Total Investments                      $520,851,127
                                          (at amortized cost)

/1/ The AAL Money Market Fund is the accounting survivor.

                                    Thrivent Mid Cap Growth Fund
                           Schedule of Investments as of October 31, 2003

Thrivent                                      Thrivent      Lutheran Brotherhood   Lutheran Brotherhood
Mid Cap                                        Mid Cap         Mid Cap Growth        Opportunity
Growth Fund/1/                                  Growth Fund/1/      Fund              Growth Fund
  Pro-Forma                                       Pro-Forma
  Combined                                        Combined
   Shares   Common Stock - 95.9%                   Value      Shares     Value     Shares     Value
   Communications Services - 1.2%
     12,100 Commonwealth Telephone Enterprises,   $493,196          0         $0    12,100   $493,196
            Inc.
     12,100 EMS Technologies, Inc.                 215,380          0          0    12,100    215,380
     22,200 IDT Corporation                        424,464          0          0    22,200    424,464
      6,900 Millicom International Cellular SA     424,833          0          0     6,900    424,833
     27,800 Nextel Communications, Inc.            672,760     27,800    672,760         0          0
     55,800 Nextel Partners, Inc.                  670,716     55,800    670,716         0          0
     13,000 United States Cellular Corporation     440,180     13,000    440,180         0          0
      6,200 Vimpel Communications                  403,620          0          0     6,200    403,620
               Total Communications Services     3,745,149             1,783,656            1,961,493

   Consumer Discretionary - 17.8%
     17,200 99 CENTS Only Stores                   512,044      5,100    151,827    12,100    360,217
     34,500 Abercrombie & Fitch Company            983,250     34,500    983,250         0          0
      9,400 Action Performance Companies, Inc.     192,512          0          0     9,400    192,512
      4,600 Advance Auto Parts, Inc.               359,812      4,600    359,812         0          0
     21,500 Alliance Gaming Corporation            521,375          0          0    21,500    521,375
      9,000 Amazon.com, Inc.                       489,780      9,000    489,780         0          0
     16,300 American Eagle Outfitters, Inc.        260,637          0          0    16,300    260,637
      6,600 Applebee's International, Inc.         247,566      6,600    247,566         0          0
      3,000 AutoZone, Inc.                         288,300      3,000    288,300         0          0
     24,860 Bed Bath & Beyond, Inc.              1,050,086     24,860  1,050,086         0          0
      8,850 Best Buy Company, Inc.                 516,044      8,850    516,044         0          0
     12,200 Brinker International, Inc.            388,326     12,200    388,326         0          0
      6,200 CarMax, Inc.                           195,362      6,200    195,362         0          0
     42,700 Cheesecake Factory, Inc.             1,705,438     21,450    856,713    21,250    848,725
     40,550 Chico's FAS, Inc.                    1,522,247     23,900    897,206    16,650    625,041
     13,112 Christopher & Banks Corporation        382,870          0          0    13,112    382,870
     48,800 Coach, Inc.                          1,730,936     34,400  1,220,168    14,400    510,768
     11,600 Columbia Sportswear Company            675,584          0          0    11,600    675,584
     29,100 Cost Plus, Inc.                      1,334,817          0          0    29,100  1,334,819
     12,500 Cox Radio, Inc.                        276,500     12,500    276,500         0          0
     27,500 Cumulus Media, Inc.                    515,075          0          0    27,500    515,075
      6,600 D.R. Horton, Inc.                      262,680      6,600    262,680         0          0
     20,580 Dollar Tree Stores, Inc.              $785,744     20,580   $785,744         0         $0
      4,500 E.W. Scripps Company                   418,095      4,500    418,095         0          0
      5,800 eBay, Inc.                             324,452      5,800    324,452         0          0
     15,200 EchoStar Communications Corporation    582,464     15,200    582,464         0          0
     10,700 Emmis Communications Corporation       237,326          0          0    10,700    237,326
      6,800 Entercom Communications Corporation    311,508      6,800    311,508         0          0
     25,000 Ethan Allen Interiors, Inc.            920,000          0          0    25,000    920,000
     20,700 Family Dollar Stores, Inc.             902,727     20,700    902,727         0          0
      8,550 Fred's, Inc.                           322,164          0          0     8,550    322,164
     14,000 Genesco, Inc.                          235,900          0          0    14,000    235,900
     41,300 Gentex Corporation                   1,612,765     28,700  1,120,735    12,600    492,030
     30,400 Getty Images, Inc.                   1,358,880      6,700    299,490    23,700  1,059,390
      9,300 Gildan Activewear Inc.                 254,727          0          0     9,300    254,727
     17,000 GTECH Holdings Corporation             759,560      8,900    397,652     8,100    361,908
     29,600 Gymboree Corporation                   488,400     29,600    488,400         0          0
     14,140 Harley-Davidson, Inc.                  670,377     14,140    670,377         0          0
      9,500 Harman International Industries, Inc.1,217,900      7,100    910,220     2,400    307,680
      4,700 Harrah's Entertainment, Inc.           204,450      4,700    204,450         0          0
     19,400 Hibbett Sporting Goods, Inc.           529,814          0          0    19,400    529,814
     47,500 Insight Enterprises, Inc.              798,950          0          0    47,500    798,950
     20,836 InterActiveCorp                        764,890     20,836    764,890         0          0
     28,300 International Game Technology          926,825     28,300    926,825         0          0
     18,300 J. Jill Group, Inc.                    222,711          0          0    18,300    222,711
      8,500 Jarden Corporation                     350,965          0          0     8,500    350,965
     11,000 Krispy Kreme Doughnuts, Inc.           476,520          0          0    11,000    476,520
     12,700 Lamar Advertising Company              384,810     12,700    384,810         0          0
      6,700 Leapfrog Enterprises, Inc.             231,619      6,700    231,619         0          0
      3,600 Lennar Corporation                     330,660      3,600    330,660         0          0
     26,300 Linens 'n Things, Inc.                 776,376      6,200    183,024    20,100    593,352
     15,400 Lodgenet Entertainment Corporation     279,972          0          0    15,400    279,972
     13,300 Mandalay Resort Group                  522,025     13,300    522,025         0          0
     12,500 Mattel, Inc.                           242,000     12,500    242,000         0          0
     17,000 May Department Stores Company          475,320     17,000    475,320         0          0
     10,700 Men's Wearhouse, Inc.                  315,222          0          0    10,700    315,222
      6,800 Meredith Corporation                   329,936          0          0     6,800    329,936
      7,500 Michaels Stores, Inc.                  356,025      7,500    356,025         0          0
     12,200 O'Reilly Automotive, Inc.              528,138     12,200    528,138         0          0
     34,600 Oakley, Inc.                           375,410          0          0    34,600    375,410
      6,200 Outback Steakhouse, Inc.               260,400      6,200    260,400         0          0
     13,200 Overstock.com, Inc.                    195,360     13,200    195,360         0          0
     34,505 Pacific Sunwear of California, Inc.    796,720      9,900    228,591    24,605    568,129
     16,800 Panera Bread Company                   675,864          0          0    16,800    675,864
     15,900 Papa John's International, Inc.        418,329          0          0    15,900    418,329
     17,300 Pennsylvania National Gaming, Inc.     409,837          0          0    17,300    409,837
     15,300 PETsMART, Inc.                         391,833     15,300    391,833         0          0
      4,400 Pixar, Inc.                           $302,764      4,400   $302,764         0         $0
      6,400 Priceline.com, Inc.                    179,584          0          0     6,400    179,584
     22,000 ProQuest Company                       653,400          0          0    22,000    653,400
     37,700 Radio One, Inc.                        599,430     17,300    275,070    20,400    324,360
      8,500 Rent-A-Center, Inc.                    265,710      8,500    265,710         0          0
      6,700 Ross Stores, Inc.                      335,067      6,700    335,067         0          0
     10,700 Royal Caribbean Cruises, Ltd.          317,897     10,700    317,897         0          0
      5,600 Ryland Group, Inc.                     497,840          0          0     5,600    497,840
     14,100 Salem Communications Corporation       327,825          0          0    14,100    327,825
     26,200 SBS Broadcasting SA                    742,508          0          0    26,200    742,508
     12,950 SCP Pool Corporation                   453,250          0          0    12,950    453,250
      2,000 Select Comfort Corporation              62,600          0          0     2,000     62,600
      4,200 Sharper Image Corporation              120,960          0          0     4,200    120,960
     48,750 Sonic Corporation                    1,355,737     23,300    647,973    25,450    707,764
     39,000 Staples, Inc.                        1,045,980     39,000  1,045,980         0          0
     16,600 Starbucks Corporation                  524,560     16,600    524,560         0          0
     10,300 Starcraft Corporation                  443,930          0          0    10,300    443,930
      6,600 Starwood Hotels & Resorts Worldwide,   222,618      6,600    222,618         0          0
            Inc.
     17,700 Station Casinos, Inc.                  526,575          0          0    17,700    526,575
     17,300 Steiner Leisure, Ltd.                  238,048          0          0    17,300    238,048
     10,500 Superior Industries International, Inc.446,250     10,500    446,250         0          0
     15,400 Talbots, Inc.                          506,198     15,400    506,198         0          0
      6,700 Tiffany & Company                      317,915      6,700    317,915         0          0
     11,700 TJX Companies, Inc.                    245,583     11,700    245,583         0          0
     14,700 Tractor Supply Company                 616,077          0          0    14,700    616,077
      9,500 Tuesday Morning Corporation            302,955          0          0     9,500    302,955
     33,600 Tweeter Home Entertainment Group,      280,560          0          0    33,600    280,560
     26,800 Ultimate Electronics, Inc.             240,932          0          0    26,800    240,932
     31,235 Univision Communications, Inc.       1,060,428     31,235  1,060,428         0          0
      7,900 Weight Watchers International, Inc.    291,510      7,900    291,510         0          0
      5,300 Wendy's International, Inc.            196,365      5,300    196,365         0          0
     16,600 Westwood One, Inc.                     496,838     16,600    496,838         0          0
     24,900 Wet Seal, Inc.                         273,651          0          0    24,900    273,651
     44,100 Williams-Sonoma, Inc.                1,558,053     30,400  1,074,032    13,700    484,021
     15,800 XM Satellite Radio Holdings, Inc.      320,108          0          0    15,800    320,108
                Total Consumer Discretionary    54,754,919            30,194,212           24,560,707

   Consumer Staples - 1.1%
     16,100 Chattem, Inc.                          236,187          0          0    16,100    236,187
      7,300 Coca-Cola Bottling Company             368,650          0          0     7,300    368,650
            Consolidated
     10,800 Constellation Brands, Inc.             338,796          0          0    10,800    338,796
     11,400 Dean Foods Company                     344,850     11,400    344,850         0          0
     24,900 Performance Food Group Company        $927,525     10,200   $379,950    14,700   $547,575
     20,800 United Natural Foods, Inc.             804,544          0          0    20,800    804,544
      5,350 Whole Foods Market, Inc.               316,934      5,350    316,934         0          0
                      Total Consumer Staples     3,337,486             1,041,734            2,295,752

   Energy - 4.5%
     11,510 Apache Corporation                     802,477     11,510    802,477         0          0
     20,620 BJ Services Company                    676,542     20,620    676,542         0          0
     26,300 Brigham Exploration Company            176,210          0          0    26,300    176,210
     21,200 Cal Dive International, Inc.           439,476          0          0    21,200    439,476
      4,700 Cooper Cameron Corporation             201,254      4,700    201,254         0          0
     13,786 Devon Energy Corporation               668,621     13,786    668,621         0          0
     10,100 ENSCO International, Inc.              266,135     10,100    266,135         0          0
     16,200 EOG Resources, Inc.                    682,668     16,200    682,668         0          0
     23,400 Halliburton Company                    558,792     23,400    558,792         0          0
     22,500 Hydril Company                         527,625          0          0    22,500    527,625
     13,200 McMoran Exploration Company            197,208          0          0    13,200    197,208
      4,400 Murphy Oil Corporation                 259,512      4,400    259,512         0          0
     11,400 Nabors Industries, Ltd.                430,920     11,400    430,920         0          0
      8,800 National-Oilwell, Inc.                 167,816      8,800    167,816         0          0
     14,200 Newfield Exploration Company           564,166     14,200    564,166         0          0
     11,900 Noble Corporation                      408,527     11,900    408,527         0          0
     37,100 Patterson-UTI Energy, Inc.           1,060,689     14,600    417,414    22,500    643,275
      8,200 Pioneer Natural Resources Company      216,890      8,200    216,890         0          0
      4,200 Pogo Producing Company                 175,602      4,200    175,602         0          0
     34,600 Pride International, Inc.              566,748     12,200    199,836    22,400    366,912
     23,000 Prima Energy Corporation               639,860          0          0    23,000    639,860
     15,020 Smith International, Inc.              559,195     15,020    559,195         0          0
     15,500 Spinnaker Exploration Company          396,645          0          0    15,500    396,645
     37,600 St. Mary Land & Exploration Company    981,360          0          0    37,600    981,360
      7,800 Stone Energy Corporation               281,892          0          0     7,800    281,892
     16,200 Tom Brown, Inc.                        437,724          0          0    16,200    437,724
     16,300 Unit Corporation                       316,057          0          0    16,300    316,057
     26,600 Veritas DGC, Inc.                      235,676          0          0    26,600    235,676
      7,100 Weatherford International, Ltd.        246,725      7,100    246,725         0          0
     15,000 World Fuel Services Corporation        429,900          0          0    15,000    429,900
     18,066 XTO Energy, Inc.                       427,622     18,066    427,622         0          0
                                Total Energy    14,000,534             7,930,714            6,069,820

   Financials - 8.6%
     13,900 A.G. Edwards, Inc.                     562,950     13,900    562,950         0          0
     25,800 Affiliated Managers Group, Inc.      1,870,500      9,900    717,750    15,900  1,152,750
      2,100 Alexander's, Inc.                      225,540          0          0     2,100    225,540
      4,800 Alexandria Real Estate Equities, Inc. $244,800          0         $0     4,800   $244,800
      6,150 Ambac Financial Group, Inc.            435,051      6,150    435,051         0          0
     23,000 Arthur J. Gallagher & Company          671,370     23,000    671,370         0          0
     13,600 Astoria Financial Corporation          471,104          0          0    13,600    471,104
     13,300 Bank of Hawaii Corporation             524,020     13,300    524,020         0          0
      3,700 Bank of the Ozarks, Inc.               157,657          0          0     3,700    157,657
      4,300 Cathay Bancorp, Inc.                   208,034          0          0     4,300    208,034
     21,600 Charles Schwab Corporation             292,896          0          0    21,600    292,896
      7,770 Charter One Financial, Inc.            248,329      7,770    248,329         0          0
     26,200 Doral Financial Corporation          1,323,100     13,650    689,325    12,550    633,775
     23,400 E*TRADE Group, Inc.                    241,020     23,400    241,020         0          0
     19,200 East West Bancorp, Inc.                942,528     12,500    613,625     6,700    328,903
     17,300 Eaton Vance Corporation                603,424     17,300    603,424         0          0
      2,900 Everest Re Group, Ltd.                 240,555      2,900    240,555         0          0
      7,500 Federal Agricultural Mortgage          234,525          0          0     7,500    234,525
            Corporation
     20,800 Financial Federal Corporation          697,840          0          0    20,800    697,840
     19,175 First Financial Bankshares, Inc.       806,309          0          0    19,175    806,309
     12,300 First Tennessee National Corporation   557,928     12,300    557,928         0          0
     20,700 Greater Bay Bancorp                    558,072          0          0    20,700    558,072
      7,400 HCC Insurance Holdings, Inc.           215,636      7,400    215,636         0          0
      7,100 IBERIABANK Corporation                 366,147          0          0     7,100    366,147
     41,600 Investment Technology Group, Inc.      826,176     27,800    552,108    13,800    274,068
     50,200 Investors Financial Services Corporation1,773,566  29,600  1,045,768    20,600    727,798
     64,800 Knight Trading Group, Inc.             896,832     33,300    460,872    31,500    435,960
      8,400 Legg Mason, Inc.                       699,300      8,400    699,300         0          0
      8,700 Moody's Corporation                    503,121      8,700    503,121         0          0
     30,366 New York Community Bancorp, Inc.     1,099,250     13,733    497,135    16,633    602,115
      6,600 Novastar Financial, Inc.               486,750          0          0     6,600    486,750
     11,900 PartnerRe, Ltd.                        645,813      4,900    265,923     7,000    379,890
     18,100 ProAssurance Corporation               544,810          0          0    18,100    544,810
     20,100 Providian Financial Corporation        223,311     20,100    223,311         0          0
     16,100 Radian Group, Inc.                     851,690     16,100    851,690         0          0
      5,300 RenaissanceRe Holdings, Ltd.           238,394      5,300    238,394         0          0
      5,200 SEI Investments Company                151,424      5,200    151,424         0          0
      5,900 Southwest Bancorporation of Texas, Inc.211,869          0          0     5,900    211,869
     20,100 Staten Island Bancorp, Inc.            400,593          0          0    20,100    400,593
     11,100 SWS Group, Inc.                        240,870     11,100    240,870         0          0
      5,600 T. Rowe Price Group, Inc.              230,440      5,600    230,440         0          0
     15,500 TCF Financial Corporation              808,790     15,500    808,790         0          0
     26,900 Texas Capital Bancshares, Inc.         365,840          0          0    26,900    365,840
     13,150 Union Planters Corporation             437,500     13,150    437,500         0          0
     24,200 W.R. Berkley Corporation               829,818      6,450    221,170    17,750    608,648
      8,000 WFS Financial, Inc.                    348,880          0          0     8,000    348,880
     10,300 Willis Group Holdings, Ltd.            342,990     10,300    342,990         0          0
     10,800 Wintrust Financial Corporation        $468,072          0         $0    10,800   $468,072
                            Total Financials    26,325,434            14,091,789           12,233,645

   Health Care - 19.6%
     17,050 Accredo Health, Inc.                   544,918          0          0    17,050    544,918
     13,750 Advanced Neuromodulation Systems, Inc. 563,750          0          0    13,750    563,750
     16,100 AdvancePCS, Inc.                       828,667     16,100    828,667         0          0
      9,600 Advisory Board Company                 349,344          0          0     9,600    349,344
      4,600 Aetna, Inc.                            264,086      4,600    264,086         0          0
     27,200 Alexion Pharmaceuticals, Inc.          503,200          0          0    27,200    503,200
     42,000 Align Technology, Inc.                 647,640          0          0    42,000    647,640
     17,100 Alkermes, Inc.                         221,787          0          0    17,100    221,787
      7,200 Allergan, Inc.                         544,464      7,200    544,464         0          0
     26,500 American Medical Systems Holdings, Inc.530,000          0          0    26,500    530,000
      9,500 AmerisourceBergen Corporation          539,315      9,500    539,315         0          0
      9,703 Anthem, Inc.                           663,976      9,703    663,976         0          0
     18,300 Applera Corporation (Celera Genomics   244,671     18,300    244,671         0          0
            Group)
      3,600 Applied Biosystems Group                83,088      3,600     83,088         0          0
     25,200 ArthroCare Corporation                 563,220          0          0    25,200    563,220
     12,300 Barr Laboratories, Inc.                944,271     12,300    944,271         0          0
      4,800 Biogen, Inc.                           194,256      4,800    194,256         0          0
     30,557 Biomet, Inc.                         1,095,774     30,557  1,095,774         0          0
     11,600 Biosite Diagnostics, Inc.              299,280          0          0    11,600    299,280
     16,600 Biovail Corporation                    399,230     16,600    399,230         0          0
      4,500 Boston Scientific Corporation          304,740      4,500    304,740         0          0
      7,500 Britesmile, Inc.                       223,500          0          0     7,500    223,500
     57,200 Bruker BioSciences Corporation         297,440          0          0    57,200    297,440
      3,500 C.R. Bard, Inc.                        280,175      3,500    280,175         0          0
     53,500 Caliper Technologies Corporation       300,135          0          0    53,500    300,135
     18,500 CancerVax Corporation                  238,095          0          0    18,500    238,095
     37,700 Candela Corporation                    646,555          0          0    37,700    646,555
     91,800 Caremark Rx, Inc.                    2,299,590     50,800  1,272,540    41,000  1,027,050
     25,400 Celgene Corporation                  1,058,926     12,000    500,280    13,400    558,646
     20,900 Cell Genesys, Inc.                     268,356          0          0    20,900    268,356
      4,200 Cephalon, Inc.                         197,232      4,200    197,232         0          0
     21,900 Cerner Corporation                     927,903     15,400    652,498     6,500    275,405
      6,700 Charles River Laboratories             216,008      6,700    216,008         0          0
            International, Inc.
     10,500 Chiron Corporation                     573,615     10,500    573,615         0          0
     27,600 Community Health Systems, Inc.         662,952     11,300    271,426    16,300    391,526
     52,600 Conceptus, Inc.                        644,350          0          0    52,600    644,350
     11,800 Covance, Inc.                          307,154          0          0    11,800    307,154
     17,100 Coventry Health Care, Inc.             936,225      9,500    520,125     7,600    416,100
     12,900 CV Therapeutics, Inc.                 $227,427          0         $0    12,900   $227,427
     57,600 Cytyc Corporation                      744,768     14,900    192,657    42,700    552,111
     15,000 Datascope Corporation                  499,350          0          0    15,000    499,350
     19,600 DaVita, Inc.                           687,960          0          0    19,600    687,960
     26,000 Dendrite International, Inc.           392,600          0          0    26,000    392,600
     17,800 Dentsply International, Inc.           786,582     17,800    786,582         0          0
     12,300 Digene Corporation                     432,960          0          0    12,300    432,960
     26,800 Diversa Corporation                    225,924          0          0    26,800    225,924
     30,400 EPIX Medical, Inc.                     562,704          0          0    30,400    562,704
      8,800 Express Scripts, Inc.                  483,296      8,800    483,296         0          0
     10,100 First Health Group Corporation         246,541     10,100    246,541         0          0
     39,350 First Horizon Pharmaceutical           278,204          0          0    39,350    278,204
     18,300 Fisher Scientific International, Inc.  736,575     18,300    736,575         0          0
      7,980 Forest Laboratories, Inc.              399,080      7,980    399,080         0          0
      7,600 Galen Holdings plc                     384,940          0          0     7,600    384,940
      9,500 Genzyme Corporation                    436,050      9,500    436,050         0          0
     22,600 Gilead Sciences, Inc.                1,233,508     22,600  1,233,508         0          0
     14,900 Hanger Orthopedic Group, Inc.          254,045     14,900    254,045         0          0
     27,200 Harvard Bioscience, Inc.               201,307          0          0    27,200    201,307
     20,250 Health Management Associates, Inc.     448,538     20,250    448,538         0          0
      4,500 Henry Schein, Inc.                     279,225      4,500    279,225         0          0
     35,000 Human Genome Sciences, Inc.            486,850     35,000    486,850         0          0
     16,450 IDEC Pharmaceuticals Corporation       577,888     16,450    577,888         0          0
     27,700 Inspire Pharmaceuticals, Inc.          515,774          0          0    27,700    515,774
     23,900 Integra Life Sciences Holdings         806,386          0          0    23,900    806,386
            Corporation
     11,400 InterMune, Inc.                        228,000          0          0    11,400    228,000
     14,300 IntraBiotics Pharmaceuticals, Inc.     190,190          0          0    14,300    190,190
     17,600 Inverness Medical Innovations, Inc.    471,680          0          0    17,600    471,680
      5,100 Invitrogen Corporation                 324,309      5,100    324,309         0          0
     15,100 KOS Pharmaceuticals, Inc.              599,621          0          0    15,100    599,621
     21,500 Kyphon, Inc.                           592,325          0          0    21,500    592,325
     21,800 Laboratory Corporation of America      772,810     21,800    772,810         0          0
            Holdings
     75,600 Lexicon Genetics, Inc.                 423,360          0          0    75,600    423,360
     17,000 LifePoint Hospitals, Inc.              437,070          0          0    17,000    437,070
     13,800 Lincare Holdings, Inc.                 537,372     13,800    537,372         0          0
     21,700 Manor Care, Inc.                       722,176     21,700    722,176         0          0
     12,500 Martek Biosciences Corporation         605,125          0          0    12,500    605,125
     17,200 Medicines Company                      458,380          0          0    17,200    458,380
     10,300 Medicis Pharmaceutical Corporation     652,505     10,300    652,505         0          0
     22,300 MedImmune, Inc.                        594,518     22,300    594,518         0          0
      6,600 MGI PHARMA, Inc.                       247,896          0          0     6,600    247,896
     12,400 Mid Atlantic Medical Services, Inc.    724,160      5,700    332,880     6,700    391,280
     14,400 Millennium Pharmaceuticals, Inc.       229,248     14,400    229,248         0          0
     33,400 MIM Corporation                       $196,726          0         $0    33,400   $196,726
     36,000 Mylan Laboratories, Inc.               869,400     36,000    869,400         0          0
     16,200 Nastech Pharmaceutical Company         147,420          0          0    16,200    147,420
     28,300 NeoPharm, Inc.                         432,424          0          0    28,300    432,424
     18,700 Neurocrine Biosciences, Inc.           875,721      4,100    192,003    14,600    683,718
     18,200 Noven Pharmaceuticals, Inc.            183,638          0          0    18,200    183,638
     21,500 NPS Pharmaceuticals, Inc.              566,095          0          0    21,500    566,095
     12,462 Odyssey Healthcare, Inc.               345,696          0          0    12,462    345,696
     27,100 Omnicare, Inc.                       1,039,014     27,100  1,039,014         0          0
     21,600 Onyx Pharmaceuticals, Inc.             528,552          0          0    21,600    528,552
     21,100 OSI Pharmaceuticals, Inc.              590,800          0          0    21,100    590,800
      4,300 Patterson Dental Company               275,114      4,300    275,114         0          0
     22,200 Pharmaceutical Product Development     667,554      8,200    246,574    14,000    420,980
     26,800 PolyMedica Corporation                 790,600          0          0    26,800    790,600
     23,500 Priority Healthcare Corporation        508,305          0          0    23,500    508,305
     65,000 Protein Design Labs, Inc.              876,200     36,200    487,976    28,800    388,224
     35,900 Province Healthcare Company            460,956          0          0    35,900    460,956
      3,900 Quest Diagnostics, Inc.                263,835      3,900    263,835         0          0
     27,200 Regeneron Pharmaceuticals, Inc.        376,448          0          0    27,200    376,448
      4,500 ResMed, Inc.                           187,965      4,500    187,965         0          0
     24,200 Select Medical Corporation             812,394          0          0    24,200    812,394
     14,100 St. Jude Medical, Inc.                 820,056     14,100    820,056         0          0
      4,100 Stryker Corporation                    332,551      4,100    332,551         0          0
     12,200 Sunrise Senior Living, Inc.            352,580          0          0    12,200    352,580
     15,700 SurModics, Inc.                        329,857          0          0    15,700    329,857
     13,100 Taro Pharmaceutical Industries, Ltd.   841,675          0          0    13,100    841,675
      7,600 TECHNE Corporation                     264,708      7,600    264,708         0          0
     12,200 Teva Pharmaceutical Industries, Ltd.   694,058     12,200    694,058         0          0
     10,400 Trimeris, Inc.                         266,240          0          0    10,400    266,240
     12,400 Varian Medical Systems, Inc.           792,856     12,400    792,856         0          0
     10,700 VISX, Inc.                             259,582          0          0    10,700    259,582
      5,800 Watson Pharmaceuticals, Inc.           227,766      5,800    227,766         0          0
      7,000 WellPoint Health Networks, Inc.        622,300      7,000    622,300         0          0
     15,400 Wilson Greatbatch Technologies, Inc.   580,580          0          0    15,400    580,580
     11,500 Zimmer Holdings, Inc.                  733,815     11,500    733,815         0          0
     12,000 Zoll Medical Corporation               407,880          0          0    12,000    407,880
                           Total Health Care    60,068,476            29,367,081           30,701,395

   Industrials - 8.8%
     10,600 Actuant Corporation                    341,744          0          0    10,600    341,744
      7,350 Alliant Techsystems, Inc.              380,436      7,350    380,436         0          0
     10,900 American Power Conversion Corporation  220,507     10,900    220,507         0          0
      8,800 American Standard Companies, Inc.      842,160      8,800    842,160         0          0
     10,400 American Woodmark Corporation          510,640          0          0    10,400    510,640
     21,200 AMR Corporation                       $281,536          0         $0    21,200   $281,536
     12,100 Apollo Group, Inc.                     768,713     12,100    768,713         0          0
      2,700 Apollo Group, Inc. (University of      185,652          0          0     2,700    185,652
            Phoenix Online)
      8,700 Aramark Corporation                    232,464      8,700    232,464         0          0
     28,300 Atlantic Coast Airlines Holdings, Inc. 313,281          0          0    28,300    313,281
     10,500 Bright Horizons Family Solutions, Inc. 451,080          0          0    10,500    451,080
     49,900 C.H. Robinson Worldwide, Inc.        1,955,082     21,600    846,288    28,300  1,108,794
     20,500 Career Education Corporation         1,097,775     14,600    781,830     5,900    315,945
     22,700 ChoicePoint, Inc.                      795,408     10,200    357,408    12,500    438,000
      5,400 Cintas Corporation                     230,364      5,400    230,364         0          0
     11,500 Continental Airlines, Inc.             219,650          0          0    11,500    219,650
     41,000 Copart, Inc.                           511,270          0          0    41,000    511,270
     20,000 Corinthian Colleges, Inc.            1,238,400      6,500    402,480    13,500    835,920
     34,100 Corporate Executive Board Company    1,739,441     13,500    688,635    20,600  1,050,806
     22,900 CoStar Group, Inc.                     862,185          0          0    22,900    862,185
      7,100 Danaher Corporation                    588,235      7,100    588,235         0          0
     10,300 DeVry, Inc.                            249,981     10,300    249,981         0          0
      4,800 Education Management Corporation       303,264      4,800    303,264         0          0
     26,900 EGL, Inc.                              438,739     26,900    438,739         0          0
     13,200 Engineered Support Systems, Inc.       892,452          0          0    13,200    892,452
     18,520 Expeditors International of            695,241     18,520    695,241         0          0
            Washington, Inc.
     20,800 Fastenal Company                       924,976     20,800    924,976         0          0
     13,300 Fluor Corporation                      493,164     13,300    493,164         0          0
     31,800 Forward Air Corporation                924,744          0          0    31,800    924,744
      5,800 Genesee & Wyoming, Inc.                140,998          0          0     5,800    140,998
      6,000 ITT Educational Services, Inc.         298,800          0          0     6,000    298,800
      2,900 ITT Industries, Inc.                   197,171      2,900    197,171         0          0
      7,800 J.B. Hunt Transport Services, Inc.     197,964      7,800    197,964         0          0
     13,200 Jacobs Engineering Group, Inc.         611,424      8,400    389,088     4,800    222,336
      4,800 JetBlue Airways Corporation            276,864          0          0     4,800    276,864
     17,300 L-3 Communications Holdings, Inc.      808,602     17,300    808,602         0          0
     16,800 Manpower, Inc.                         779,520     16,800    779,520         0          0
      7,900 Mercury Computer Systems, Inc.         169,929          0          0     7,900    169,929
     11,000 Mueller Industries, Inc.               347,160          0          0    11,000    347,160
     19,200 Pall Corporation                       449,280     19,200    449,280         0          0
     18,800 Right Management Consultants, Inc.     339,340          0          0    18,800    339,340
     18,300 Robert Half International, Inc.        432,063     18,300    432,063         0          0
     15,900 Roto-Rooter, Inc.                      561,270          0          0    15,900    561,270
      6,400 SPX Corporation                        307,968      6,400    307,968         0          0
     24,500 Stericycle, Inc.                     1,131,410      8,000    369,440    16,500    761,970
     32,900 Stewart & Stevenson Services, Inc.     550,088          0          0    32,900    550,088
      1,900 Strayer Education, Inc.                186,067          0          0     1,900    186,067
      9,300 Swift Transportation Company, Inc.     208,599      9,300    208,599         0          0
     32,900 TeleTech Holdings, Inc.               $216,482          0         $0    32,900   $216,482
      3,600 W.W. Grainger, Inc.                    164,808      3,600    164,808         0          0
                           Total Industrials    27,064,391            13,749,388           13,315,003

   Information Technology - 32.5%
     68,900 3Com Corporation                       496,080     68,900    496,080         0          0
     28,375 Activision, Inc.                       428,179          0          0    28,375    428,179
    206,000 ADC Telecommunications, Inc.           525,300    206,000    525,300         0          0
     22,900 Adobe Systems, Inc.                  1,003,936     22,900  1,003,936         0          0
     10,700 ADTRAN, Inc.                           727,921      3,300    224,499     7,400    503,422
     18,200 Advanced Energy Industries, Inc.       415,506          0          0    18,200    415,506
     37,700 Advanced Fibre Communications, Inc.    907,439      8,700    209,409    29,000    698,030
     16,100 Advent Software, Inc.                  294,791          0          0    16,100    294,791
     45,700 Aeroflex, Inc.                         424,096          0          0    45,700    424,096
     18,200 Affiliated Computer Services, Inc.     890,526     18,200    890,526         0          0
     40,000 Agile Software Corporation             438,800          0          0    40,000    438,800
    141,500 Alliance Fiber Optic Products, Inc.    349,505          0          0   141,500    349,505
     18,800 Altera Corporation                     380,324     18,800    380,324         0          0
      7,800 Altiris, Inc.                          268,164          0          0     7,800    268,164
     64,900 Alvarion, Ltd.                         504,922          0          0    64,900    504,922
     31,900 Amdocs, Ltd.                           684,574     31,900    684,574         0          0
      7,500 Analog Devices, Inc.                   332,475      7,500    332,475         0          0
     14,900 Applied Films Corporation              467,115          0          0    14,900    467,115
     68,000 Ariba, Inc.                            221,000     68,000    221,000         0          0
     89,000 Arris Group, Inc.                      534,000     89,000    534,000         0          0
     19,400 ASM International NV                   339,694          0          0    19,400    339,694
     50,100 Asyst Technologies, Inc.               934,365     25,900    483,035    24,200    451,330
     12,900 ATMI, Inc.                             296,571          0          0    12,900    296,571
     15,100 August Technology Corporation          292,940          0          0    15,100    292,940
     17,100 Avid Technology, Inc.                  884,754          0          0    17,100    884,754
     19,600 Avocent Corporation                    740,880          0          0    19,600    740,880
     38,800 BEA Systems, Inc.                      539,320     38,800    539,320         0          0
     25,200 BISYS Group, Inc.                      360,360     25,200    360,360         0          0
     15,800 Broadcom Corporation                   504,810     15,800    504,810         0          0
     86,800 Brocade Communications Systems, Inc.   568,540     86,800    568,540         0          0
     28,700 Brooks Automation, Inc.                716,065          0          0    28,700    716,065
     48,600 Business Objects SA ADR              1,596,996     21,600    709,776    27,000    887,220
     51,400 Cable Design Technologies Corporation  495,496          0          0    51,400    495,496
     23,700 CACI International, Inc.             1,173,861     11,600    574,548    12,100    599,313
     36,600 Cadence Design Systems, Inc.           563,274     36,600    563,274         0          0
      9,800 CDW Corporation                        588,490      9,800    588,490         0          0
     31,200 Check Point Software Technologies,     530,088     31,200    530,088         0          0
            Ltd.
     31,400 CheckFree Corporation                  864,442      7,400    203,722    24,000    660,720
     72,800 CIENA Corporation                      466,648     72,800    466,648         0          0
     11,400 Citrix Systems, Inc.                  $288,192     11,400   $288,192         0         $0
     13,500 Cognex Corporation                     362,475          0          0    13,500    362,475
     36,038 Cognizant Technology Solutions       1,635,765     17,338    786,972    18,700    848,793
            Corporation
     18,300 Cognos, Inc.                           630,801      8,400    289,548     9,900    341,253
     15,300 Coherent, Inc.                         351,900          0          0    15,300    351,900
     20,300 Concord EFS, Inc.                      217,007     20,300    217,007         0          0
     22,100 Corning, Inc.                          242,658     22,100    242,658         0          0
    240,100 Corvis Corporation                     343,343          0          0   240,100    343,343
     22,100 Cree, Inc.                             392,496          0          0    22,100    392,496
     20,800 Cymer, Inc.                            949,728      4,800    219,168    16,000    730,560
     13,400 Cypress Semiconductor Corporation      287,564     13,400    287,564         0          0
     26,400 Digital River, Inc.                    722,832          0          0    26,400    722,832
     13,700 DSP Group, Inc.                        327,156          0          0    13,700    327,156
     18,500 DST Systems, Inc.                      699,670     18,500    699,670         0          0
     35,700 DuPont Photomasks, Inc.                827,526     18,400    426,512    17,300    401,014
      9,700 eCollege.com, Inc.                     210,393          0          0     9,700    210,393
     13,300 Electro Scientific Industries, Inc.    326,648          0          0    13,300    326,648
     10,200 Electronic Arts, Inc.                1,010,208     10,200  1,010,208         0          0
     28,800 Embarcadero Technologies, Inc.         371,520          0          0    28,800    371,520
     25,800 Emulex Corporation                     730,656      9,000    254,880    16,800    475,776
     22,600 Exar Corporation                       363,634          0          0    22,600    363,634
     11,000 Fair Isaac Corporation                 701,580      4,000    255,120     7,000    446,460
     15,800 FEI Company                            375,250          0          0    15,800    375,250
     16,800 FileNET Corporation                    448,896          0          0    16,800    448,896
     15,950 Fiserv, Inc.                           563,354     15,950    563,354         0          0
     21,400 Flextronics International, Ltd.        299,600     21,400    299,600         0          0
     13,400 FLIR Systems, Inc.                     418,884          0          0    13,400    418,884
     33,600 Foundry Networks, Inc.                 781,536      8,300    193,058    25,300    588,478
      7,200 Global Imaging Systems, Inc.           209,160          0          0     7,200    209,160
     22,700 Global Payments, Inc.                  945,455      6,300    262,395    16,400    683,060
     42,900 Globecomm Systems, Inc.                178,893          0          0    42,900    178,893
     62,300 Harmonic, Inc.                         483,448     62,300    483,448         0          0
     18,000 Helix Technology Corporation           323,100          0          0    18,000    323,100
     18,000 Hutchinson Technology, Inc.            603,180          0          0    18,000    603,180
     10,200 Hyperion Solutions Corporation         341,598          0          0    10,200    341,598
     30,500 Ibis Technology Corporation            352,275          0          0    30,500    352,275
     87,900 Informatica Corporation                958,110     46,300    504,670    41,600    453,440
     41,300 Integrated Circuit Systems, Inc.     1,386,441     28,500    956,745    12,800    429,696
      6,900 International Rectifier Corporation    329,337      6,900    329,337         0          0
     25,900 Intersil Corporation                   667,961     21,600    557,064     4,300    110,897
     10,400 Intuit, Inc.                           519,792     10,400    519,792         0          0
     13,100 Iron Mountain, Inc.                    500,944      6,800    260,032     6,300    240,912
     12,300 Itron, Inc.                            252,027          0          0    12,300    252,027
     20,300 J2 Global Communication, Inc.          574,896          0          0    20,300    574,896
     37,200 Jabil Circuit, Inc.                 $1,036,020     37,200 $1,036,020         0         $0
     21,300 JDA Software Group, Inc.               456,033          0          0    21,300    456,033
    144,400 JDS Uniphase Corporation               512,620    144,400    512,620         0          0
     25,800 Juniper Networks, Inc.                 464,142     25,800    464,142         0          0
     13,180 KLA-Tencor Corporation                 755,609     13,180    755,609         0          0
      8,500 Kronos, Inc.                           510,000          0          0     8,500    510,000
     59,200 Lam Research Corporation             1,701,408     34,400    988,656    24,800    712,752
     30,800 Lexar Media, Inc.                      705,628          0          0    30,800    705,628
      6,400 Lexmark International, Inc.            471,104      6,400    471,104         0          0
      9,200 Linear Technology Corporation          392,012      9,200    392,012         0          0
     16,400 Logitech International ADR             653,048          0          0    16,400    653,048
    153,800 Lucent Technologies, Inc.              492,160    153,800    492,160         0          0
      7,600 Macromedia, Inc.                       145,236      7,600    145,236         0          0
     13,800 Macrovision Corporation                303,186          0          0    13,800    303,186
     17,200 Magma Design Automation, Inc.          416,756          0          0    17,200    416,756
     17,300 Manhattan Associates, Inc.             481,632          0          0    17,300    481,632
     19,400 Mantech International Corporation      474,524          0          0    19,400    474,524
     14,900 Marvell Technology Group, Ltd.         653,663     14,900    653,663         0          0
     21,300 Mattson Technology, Inc.               302,673          0          0    21,300    302,673
     16,160 Maxim Integrated Products, Inc.        803,314     16,160    803,314         0          0
     13,000 MAXIMUS, Inc.                          453,830          0          0    13,000    453,830
     31,400 McDATA Corporation                     320,908     31,400    320,908         0          0
     18,000 Mercury Interactive Corporation        835,920     18,000    835,920         0          0
     23,200 Metrologic Instruments, Inc.           543,576          0          0    23,200    543,576
     33,000 Micrel, Inc.                           544,500     33,000    544,500         0          0
     33,810 Microchip Technology, Inc.           1,105,925     33,810  1,105,925         0          0
     17,100 MicroStrategy, Inc.                    940,500          0          0    17,100    940,500
     33,400 MKS Instruments, Inc.                  868,400          0          0    33,400    868,400
    135,900 MRV Communications, Inc.               418,572          0          0   135,900    418,572
     14,100 National Instruments Corporation       600,378     14,100    600,378         0          0
     11,800 National Semiconductor Corporation     479,434     11,800    479,434         0          0
     11,300 Netease.Com, Inc.                      513,020          0          0    11,300    513,020
     35,852 NetIQ Corporation                      435,243          0          0    35,852    435,243
     36,700 NetScreen Technologies, Inc.           976,954     10,300    274,186    26,400    702,768
     53,100 Network Appliance, Inc.              1,310,508     53,100  1,310,510         0          0
     13,900 Network Associates, Inc.               193,627     13,900    193,627         0          0
     20,430 Novellus Systems, Inc.                 843,555     20,430    843,555         0          0
     32,100 O2Micro International, Ltd.            684,051          0          0    32,100    684,051
     17,700 OmniVision Technologies, Inc.        1,005,360          0          0    17,700  1,005,360
     24,200 Open Text Corporation                  478,192          0          0    24,200    478,192
     26,200 Pacific Internet, Ltd.                 200,430          0          0    26,200    200,430
     58,200 Packeteer, Inc.                      1,017,336     29,200    510,416    29,000    506,920
     19,900 Paychex, Inc.                          774,508     19,900    774,508         0          0
     23,700 PEC Solutions, Inc.                    360,714          0          0    23,700    360,714
     28,500 Pegasus Solutions, Inc.                311,220          0          0    28,500    311,220
      9,900 PeopleSoft, Inc.                      $205,524      9,900   $205,524         0         $0
     15,200 Photon Dynamics, Inc.                  574,864          0          0    15,200    574,864
     22,400 Photronics, Inc.                       482,496          0          0    22,400    482,496
     22,500 Pixelworks, Inc.                       271,800          0          0    22,500    271,800
     13,000 Plantronics, Inc.                      361,530          0          0    13,000    361,530
     33,800 Plato Learning, Inc.                   362,674          0          0    33,800    362,674
     19,300 Plexus Corporation                     333,697          0          0    19,300    333,697
     17,100 Polycom, Inc.                          342,513          0          0    17,100    342,513
     11,100 Power Integrations, Inc.               386,502          0          0    11,100    386,502
     10,800 QLogic Corporation                     605,340     10,800    605,340         0          0
     16,100 Quest Software, Inc.                   239,890          0          0    16,100    239,890
     25,800 Radiant Systems, Inc.                  171,828          0          0    25,800    171,828
     22,400 RadiSys Corporation                    437,920          0          0    22,400    437,920
     32,400 RealNetworks, Inc.                     215,460     32,400    215,460         0          0
     22,100 Red Hat, Inc.                          332,384     22,100    332,384         0          0
     32,400 REMEC, Inc.                            357,372          0          0    32,400    357,372
     46,200 RF Micro Devices, Inc.                 541,002     46,200    541,002         0          0
     16,600 SafeNet, Inc.                          553,610          0          0    16,600    553,610
     13,800 SanDisk Corporation                  1,112,280      4,700    378,820     9,100    733,460
     23,900 Seachange International, Inc.          368,060          0          0    23,900    368,060
     15,100 SERENA Software, Inc.                  260,475          0          0    15,100    260,475
     60,200 Siebel Systems, Inc.                   757,918     60,200    757,918         0          0
      9,700 Sigmatel, Inc.                         246,380          0          0     9,700    246,380
      7,000 Silicon Laboratories, Inc.             377,860          0          0     7,000    377,860
     31,100 Skyworks Solutions, Inc.               266,838          0          0    31,100    266,838
     12,700 Sohu.com, Inc.                         438,150          0          0    12,700    438,150
      8,500 Storage Technology Corporation         204,850      8,500    204,850         0          0
     23,260 SunGard Data Systems, Inc.             652,443     23,260    652,443         0          0
     50,000 Superconductor Technologies            254,500     50,000    254,500         0          0
     85,200 Sycamore Networks, Inc.                426,000          0          0    85,200    426,000
     13,500 Symantec Corporation                   899,775     13,500    899,775         0          0
     12,000 Synopsys, Inc.                         380,640     12,000    380,640         0          0
     24,100 Take-Two Interactive Software, Inc.    953,155     14,900    589,295     9,200    363,860
     21,300 Tekelec, Inc.                          342,717          0          0    21,300    342,717
     21,500 Tektronix, Inc.                        551,905     21,500    551,905         0          0
     10,400 Teradyne, Inc.                         236,912     10,400    236,912         0          0
     22,750 THQ, Inc.                              403,585          0          0    22,750    403,585
     67,700 TIBCO Software, Inc.                   435,988          0          0    67,700    435,988
     66,600 Trikon Technologies, Inc.              409,523          0          0    66,600    409,523
     15,000 United Online, Inc.                    431,850          0          0    15,000    431,850
     18,400 UTStarcom, Inc.                        579,600     18,400    579,600         0          0
     29,600 Varian Semiconductor Equipment       1,431,160     15,300    739,755    14,300    691,405
            Associates, Inc.
     13,900 Varian, Inc.                           497,759          0          0    13,900    497,759
     15,500 VeriSign, Inc.                         245,985     15,500    245,985         0          0
     22,900 Verisity, Ltd.                        $286,021          0         $0    22,900   $286,021
     21,300 VERITAS Software Corporation           769,995     21,300    769,995         0          0
     24,100 Verity, Inc.                           338,605          0          0    24,100    338,605
    182,000 Vignette Corporation                   456,820     92,900    233,179    89,100    223,641
     13,800 Vishay Intertechnology, Inc.           258,750     13,800    258,750         0          0
      6,800 Waters Corporation                     213,724      6,800    213,724         0          0
     27,100 WebEx Communications, Inc.             598,639          0          0    27,100    598,639
     49,500 webMethods, Inc.                       429,660     49,500    429,660         0          0
     18,300 Websense, Inc.                         428,220          0          0    18,300    428,220
     14,040 Xilinx, Inc.                           445,068     14,040    445,068         0          0
     17,500 Yahoo!, Inc.                           764,750     17,500    764,750         0          0
      3,900 Zebra Technologies Corporation         222,105      3,900    222,105         0          0
     16,300 Zoran Corporation                      271,558          0          0    16,300    271,558
     10,700 Zygo Corporation                       161,142          0          0    10,700    161,142
                Total Information Technology    99,795,338            47,719,470           52,075,868

   Materials - 1.4%
     20,600 Arch Coal, Inc.                        504,700     20,600    504,700         0          0
      7,000 Cabot Corporation                      195,300          0          0     7,000    195,300
     12,200 Cytec Industries, Inc.                 425,902     12,200    425,902         0          0
     20,800 Ecolab, Inc.                           559,312     20,800    559,312         0          0
      5,800 Florida Rock Industries, Inc.          332,050          0          0     5,800    332,050
     11,800 Packaging Corporation of America       232,460     11,800    232,460         0          0
     10,100 Pactiv Corporation                     222,705     10,100    222,705         0          0
      8,200 Phelps Dodge Corporation               506,268      8,200    506,268         0          0
      7,300 Praxair, Inc.                          507,934      7,300    507,934         0          0
      8,100 Rayonier, Inc.                         340,605          0          0     8,100    340,605
     14,100 Silgan Holdings, Inc.                  450,918          0          0    14,100    450,918
                             Total Materials     4,278,154             2,959,281            1,318,873

   Utilities - 0.4%
     11,700 Equitable Resources, Inc.              482,040     11,700    482,040         0          0
      5,000 Kinder Morgan, Inc.                    267,750      5,000    267,750         0          0
     11,100 Piedmont Natural Gas Company, Inc.     441,003          0          0    11,100    441,003
                             Total Utilities     1,190,793               749,790              441,003

                          Total Common Stock   294,560,674           149,587,115          144,973,559
                                               (cost $241,631,324)

                                                           Lutheran Brotherhood   Lutheran Brotherhood
                                                               Mid Cap Growth        Opportunity
Thrivent                                                            Fund              Growth Fund
Mid Cap                                        Thrivent
Growth Fund/1/                                  Mid Cap
Pro-Forma                                      Growth Fund/1/
Combined                                        Pro-Forma
Principal                                        Combined    Principal           Principal
   Amount   Long-Term Fixed Income - 0.0%          Value      Amount     Value     Amount     Value
     $1,382 Timco Aviation Services, Inc.               $1          0         $0     1,382         $1

                Total Long-Term Fixed Income             1                     0                    1
                           (cost $0)

                                                            Lutheran Brotherhood   Lutheran Brotherhood
                                                               Mid Cap Growth        Opportunity
                                                                    Fund              Growth Fund
Thrivent
Mid Cap                                         Thrivent
Growth Fund/1/                                  Mid Cap
Pro-Forma                                      Growth Fund/1/
Combined                                        Pro-Forma
Principal                                        Combined   Principal           Principal
   Amount   Short-Term Investments - 4.1%          Value      Amount     Value     Amount     Value

$12,500,000 Amsterdam Funding Corporation      $12,499,270  7,500,000 $7,499,562 5,000,000 $4,999,708

                Total Short-Term Investments    12,499,270             7,499,562            4,999,708
                         (at amortized cost)

                          Total Investments   $307,059,945          $157,086,677         $149,973,268
                          (cost $254,130,594)

/1/ The Lutheran Brotherhood Mid Cap Growth Fund is the accounting survivor.

Notes to Pro Forma Financial Statements
October 31, 2003
(Unaudited)

1. (Lutheran Brotherhood Growth Fund into AAL Aggressive Growth Fund)

1). Description of the Fund

The AAL Aggressive Growth Fund  is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment
Company Act of 1940, as amended, as an open-ended, diversified investment company.

The AAL Aggressive Growth Fund offers  three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Growth Fund, a series of the Lutheran Brotherhood Family of Funds, into the AAL Aggressive Growth Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Growth Fund into the AAL Aggressive
Growth Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Growth Fund in exchange for shares of the AAL Aggressive Growth Fund at net asset value.  The Statement of Assets and Liabilities and the related Statement of Operations of the Lutheran Brotherhood Growth
Fund and the AAL Aggressive Growth Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the Lutheran Brotherhood Growth Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Growth Fund and the AAL Aggressive Growth Fund included in their respective annual reports and semi-annual reports dated October 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Growth Fund into the AAL Aggressive Growth Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma
The pro-forma expenses reflect a management fee of 0.75%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.  Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the AAL Aggressive Growth Fund that would have been issued at October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood Growth Fund as of October 31, 2003, divided by the net asset value per share of the shares of the AAL Aggressive  Growth Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                     Shares of AAL Aggressive                                           Total Outstanding
                                        Growth Fund Before           Additional Shares Assumed                Shares
                                          Reorganization                      Issued                   After Reorganization
                                                                       In Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     8,317,648                        6,452,829                      14,770,477
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                      869,470                         2,538,303                      3,407,773
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                         726,163                          691,989                       1,418,152
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the AAL Aggressive Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of income and expenses during\
the reporting period.  Actual results could differ from those estimates.

2. (Lutheran Brotherhood World Growth Fund into AAL International Fund)

1). Description of the Fund

The AAL International Fund is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment Company
Act of 1940, as amended, as an open-ended, diversified investment company.

The AAL International Fund offers three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood World Growth Fund into the AAL International Fund, as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Lutheran Brotherhood World Growth Fund and AAL
International Fund will be accounted for as a tax-free merger of investment companies.  The reorganization would be accomplished by the acquisition of the net assets of Lutheran Brotherhood World Growth Fund in exchange for shares of AAL International Fund at net asset value.  The Statement of Assets and Liabilities and the related Statement of Operations of the AAL International Fund
and the Lutheran Brotherhood World Growth Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the Lutheran Brotherhood World Growth Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the AAL International
Fund and the Lutheran Brotherhood World Growth Fund  included in their respective semi-annual and annual report and dated
October 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the
Lutheran Brotherhood World Growth Fund into the AAL International Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma

The expense pro-forma reflects a management fee of 0.61% (the 2003 management fee in effect for the AAL International Fund).
Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities  traded on U.S. or foreign  securities  exchanges or included in a national  market system are valued at the official closing price at the close of each business day.  Over-the-counter securities and listed  securities for which no price is readily available are valued at the current bid price  considered  best to represent the value at that time.  Security  prices are based on quotes that are obtained from an independent  pricing service  approved by the Board of Trustees.  Securities  which cannot be valued by the approved  pricing  service are valued using  valuations obtained from dealers that make markets in the securities.
Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Fair valuation of international securities

As many  foreign  markets  close before the U.S.  markets,  events may occur  between the close of the foreign  market and the close of the U.S.  markets  that could have a material  impact on the valuation of foreign  securities.  The advisor under the supervision of the Board of Trustees  evaluates the impacts of these events and may adjust the valuation of foreign  securities to reflect the fair value as of the close of the U.S. markets.

The pro-forma net asset value per share assumes the issuance of shares of the AAL International Fund that would have been issued at
October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood World Growth Fund as of October 31, 2003 divided by the net asset value per share of the shares of the AAL International Fund as of October 31, 2003.  The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                   Shares of AAL International       Additional Shares Assumed          Total Outstanding
                                    Fund Before Reorganization                Issued                          Shares
                                                                         In Reorganization             After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     18,602,047                       7,282,875                      25,884,922
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                      946,041                         1,353,303                      2,299,344
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                         347,681                         1,242,299                      1,589,980
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated  investment  company" under the Internal Revenue Code. After the  reorganization, the AAL International  Fund intends to continue to qualify as a regulated  investment  company,  if such  qualification is in the best interest of its  shareholders,  by complying with the provisions  available to certain  investment  companies,  as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the funds is  substantially  the same for both financial  accounting and Federal income tax purposes.  The tax cost of investments  will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States of
America  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities as the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

3.  (Lutheran Brotherhood Municipal Bond Fund into AAL Municipal Bond Fund)

1). Description of the Fund

The AAL Municipal Bond Fund is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment Company
Act of 1940, as amended, as an open-ended, diversified investment company.

The AAL Municipal Bond Fund offers three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Municipal Bond Fund, a series of the Lutheran Brotherhood Family of Funds, into the AAL Municipal Bond Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Municipal Bond Fund into the AAL
Municipal Bond Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Municipal Bond Fund in exchange for shares of the AAL Municipal
Bond Fund at net asset value.  The Statement of Assets and Liabilities and the related Statement of Operations of the Lutheran
Brotherhood Municipal Bond Fund and the AAL Municipal Bond Fund have been combined as of and for the twelve months ended October 31,
2003.  Following the reorganization, the Lutheran Brotherhood Municipal Bond Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Municipal Bond Fund and the AAL Municipal Bond Fund included in their respective annual and semi-annual reports dated
October 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Municipal Bond Fund into the AAL Municipal Bond Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma

The pro-forma expenses reflect a management fee of 0.41%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.  Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the AAL Municipal Bond Fund that would have been issued at October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood Municipal Bond Fund as of October 31, 2003 divided by the net asset value per share of the shares of the AAL Municipal Bond Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                   Shares of AAL Municipal Bond      Additional Shares Assumed          Total Outstanding
                                    Fund Before Reorganization                Issued                          Shares
                                                                  In Reorganization                    After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     56,493,329                      56,184,982                     112,678,311
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                     1,135,884                        2,117,741                      3,253,625
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                         304,788                          227,028                        531,816
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the AAL Municipal Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

4. (Lutheran Brotherhood Fund into AAL Capital Growth Fund)

1). Description of the Fund

The AAL Capital Growth Fund is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment Company
Act of 1940, as amended, as an open-ended, diversified investment company.

The AAL Capital Growth Fund offers three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Fund, a series of the Lutheran Brotherhood Family of Funds, into the AAL Capital Growth Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Fund into the AAL Capital Growth Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Fund in exchange for shares of the AAL Capital Growth Fund at net asset value.  The
Statement of Assets and Liabilities and the related Statement of Operations of the Lutheran Brotherhood Fund and the AAL Capital
Growth Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the AAL
Capital Growth Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United
States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Fund and the AAL Capital Growth Fund included in their respective annual and semi-annual reports dated October 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Fund into the AAL Capital Growth Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma

The pro-forma expenses reflect a management fee of 0.51%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.  Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the AAL Capital Growth Fund that would have been issued at October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the LB Fund as of October 31, 2003, divided by the net asset value per share of the shares of the AAL
Capital Growth Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                   Shares of AAL Capital Growth      Additional Shares Assumed          Total Outstanding
                                    Fund Before Reorganization         Issued In Reorganization     Shares After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     99,049,939                      26,865,295                     125,915,234
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                     3,021,193                        2,427,371                      5,448,564
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                        2,836,964                         887,567                       3,724,531
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the AAL Capital Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the Portfolios is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States of
America  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities as the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

5. (Lutheran Brotherhood Money Market into AAL Money Market Fund)

1). Description of the Fund

The AAL Money Market Fund is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment Company
Act of 1940, as amended, as an open-ended, diversified investment company.

The Fund offers three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro-forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Money Market Fund, a series of the Lutheran Brotherhood Family of Funds, into the AAL Money Market Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Money Market Fund into the AAL Money
Market Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Money Market Fund in exchange for shares of the AAL Money Market Fund at net asset value.  The Statement of Assets and Liabilities and the related Statement of Operations of the Lutheran Brotherhood Money
Market Fund and the AAL Money Market Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the AAL Money Market Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Money Market Fund and the AAL Money Market Fund included in their respective annual reports October 31, 2003.

The following notes refer to the accompanying pro-forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Money Market Fund into the AAL Money Market Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma

The pro-forma expenses reflect a management fee of 0.44%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.  The AAL Money
Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the AAL Money Market Fund that would have been issued at
October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood Money Market Fund as of October 31, 2003, divided by the net asset value per share of the shares of the AAL Money Market Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                    Shares of AAL Money Market       Additional Shares Assumed          Total Outstanding
                                    Fund Before Reorganization        Issued In Reorganization     Shares After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                    301,766,074                      500,265,347                    802,031,421
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                     2,278,123                        1,095,202                      3,373,325
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                       112,412,495                      18,738,130                     131,150,625
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the AAL Money Market Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States of
America  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities as the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

6.  (Lutheran Brotherhood Value Fund into AAL Equity Income Fund)

1). Description of the Fund

The AAL Equity Income Fund is a fund within The AAL Mutual Fund ("Fund"), which is registered under the Investment Company Act of 1940, as amended, as an open-ended, diversified investment company.

The Fund offers three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro-forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Value Fund, a series of the Lutheran Brotherhood Family of Funds, into the AAL Equity Income Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Value Fund into the AAL Equity Income
Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Value Fund in exchange for shares of the AAL Equity Income Fund at net asset value.  The Statement of Assets and Liabilities and the related Statement of Operations of the Lutheran Brotherhood Value Fund
and the AAL Equity Income Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the Lutheran Brotherhood Value Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Value Fund and the AAL Equity Income Fund included in their respective annual and semi-annual reports dated October 31,
2003.

The following notes refer to the accompanying pro-forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Value Fund into the AAL Equity Income Fund had taken place as of November 1, 2003.

3). Statement of Operations - pro-forma

The pro-forma expenses reflect a management fee of 0.45%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors.  Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the AAL Equity Income Fund that would have been issued at
October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood Value Fund as of October 31, 2003, divided by the net asset value per share of the shares of the AAL Equity Income Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                   Shares of AAL Equity Income       Additional Shares Assumed          Total Outstanding
                                    Fund Before Reorganization      Shares In Reorganization        Shares After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     19,460,579                       2,425,870                      21,886,449
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                      681,098                          782,299                       1,463,397
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                        1,023,897                         261,218                       1,285,115
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the AAL Equity Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States of
America  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities as the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

7. Lutheran Brotherhood Opportunity Growth Fund into Lutheran Brotherhood Mid Cap Growth Fund)

1). Description of the Fund

The Lutheran Brotherhood Mid Cap Growth Fund  is a  fund within the series of the Lutheran Brotherhood Family of Funds ("Fund"), which is registered under the Investment Company Act of 1940, as amended, as an open-ended, diversified investment company.

The Lutheran Brotherhood Mid Cap Growth Fund offers  three classes of shares: Class A, Class B and Institutional shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class.  Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

2). Basis of Combination

The accompanying pro forma financial statements are presented to show the effects of the proposed reorganization of the Lutheran
Brotherhood Opportunity Growth Fund, a series of the Lutheran Brotherhood Family of Funds, into the Lutheran Brotherhood Mid Cap
Growth Fund as if the reorganization had taken place as of November 1, 2003.

Under the terms of the Plan of Reorganization, the reorganization of the Lutheran Brotherhood Opportunity Growth Fund into the
Lutheran Brotherhood Mid Cap Growth Fund would be accounted for as a tax free mergers of investment companies. The reorganization would be accomplished by the acquisition of the net assets of the Lutheran Brotherhood Opportunity Growth Fund in exchange for shares of the Lutheran Brotherhood Mid Cap Growth Fund at net asset value.  The Statement of Asset and Liabilities and the related
Statement of Operations of the Lutheran Brotherhood Opportunity Growth Fund and the Lutheran Brotherhood Mid Cap Growth Fund have been combined as of and for the twelve months ended October 31, 2003.  Following the reorganization, the LB Mid Cap Growth Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Lutheran
Brotherhood Opportunity Growth Fund and the Lutheran Brotherhood Mid Cap Growth Fund included in their respective annual reports dated October  31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned reorganization of the
Lutheran Brotherhood Opportunity Growth Fund into the Lutheran Brotherhood Mid Cap Growth Fund had taken place as of  November 1,
2003.

3). Statement of Operations - pro-forma

The pro-forma expenses reflect a management fee of 0.42%. Certain fixed expenses (audit, legal and fund accounting) have been reduced to reflect expense savings as a result of the proposed reorganization.

4). Portfolio Valuation

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.  Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

5). Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of the Lutheran Brotherhood Mid Cap Growth Fund that would have been issued at October 31, 2003 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Lutheran Brotherhood Opportunity Growth Fund as of October 31, 2003, divided by the net asset value per share of the shares of the Lutheran Brotherhood Mid Cap Growth Fund as of October 31, 2003. The pro-forma number of shares outstanding for the combined fund consists of the following at October 31, 2003.

--------------------------------- ------------------------------- -------------------------------- -----------------------------
                                        Shares of Lutheran           Additional Shares Assumed          Total Outstanding
                                    Brotherhood Mid Cap Growth                Issued                          Shares
                                    Fund Before Reorganization            In Reorganization              After Reorganization
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class A Shares                     9,156,225                       11,073,958                      20,230,183
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
         Class B Shares                     3,160,935                         986,164                       4,147,099
--------------------------------- ------------------------------- -------------------------------- -----------------------------
--------------------------------- ------------------------------- -------------------------------- -----------------------------
Institutional Shares                         563,722                          53,129                         616,851
--------------------------------- ------------------------------- -------------------------------- -----------------------------

6). Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the Lutheran Brotherhood Mid Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all or substantially all Federal income tax.

The identified cost of investments for the Portfolios is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

7). Accounting Estimates

The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the United States of
America  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities as the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

PART C - OTHER INFORMATION

Item 15.  Indemnification.

Under Section 12 of Article Seven of the Funds' Declaration of Trust, the Funds may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").

The Funds shall indemnify their trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the Funds are insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Funds pursuant to the foregoing provision, or otherwise, the Funds have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Funds of expenses incurred or paid by a trustee, officer or controlling person of the Funds in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits.

(1)      Declaration of Trust (a)

(2)      Bylaws  (a)

(3)      Not applicable

(4)      Forms of Agreements and Plans of Reorganization (b)

(5)      See (1) above

(6)(a)   Investment Advisory Agreement between Registrant and Thrivent Investment Management Inc. effective November 28, 1990  (c)
(6)(b)   Form of Amendment No. 16 to Investment Advisory Agreement between Registrant and Thrivent Investment Management Inc.  (f)
(6)(c)   Form of Amendment No. 17 to Investment Advisory Agreement between Registrant and Thrivent Investment Management Inc.  (h)
(6)(d)   Investment Subadvisory Agreement with Mercator Asset Management LP for The AAL International Fund (g)
(6)(e)   Investment Subadvisory Agreement with T. Rowe Price International, Inc. for The AAL International Fund (g)

(7)(a)   Distribution Agreement between Registrant and Thrivent Investment Management Inc. (c)
(7)(b)   Amendment No. 12 to Distribution Agreement between Registrant and Thrivent Investment Management Inc. (f)

(8)      Not applicable

(9)      Custodian Agreement between Registrant and State Street Bank and Trust Company (d)

(10)     (a) Rule 12b-1 Plan (f)
         (b) Rule 18f-3 Plan (h)

(11)     Opinion and consent of counsel as to the legality of the securities being registered *

(12)     Opinion and consent of counsel as to tax matters and consequences to shareholders **

(13)(a)  Accounting Services Agreement effective January 1, 1999 between Registrant and Thrivent Financial for Lutherans (c)
(13)(b)  Amendment No. 1 to Accounting Services Agreement effective  February 1, 2004 (f)
(13)(c)  Administration Contract effective January 1, 2004 between Registrant and Thrivent Investment Management Inc. (f)
(13)(d)  Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 (f)
(13)(e)  Form of Transfer Agency Agreement between Registrant and Thrivent Financial Investor Services Inc. (f)
(13)(f)  Line of Credit Agreement with State Street Bank (d)
(13)(g)  Expense Reimbursement Letter Agreement (f)

(14)     Consent of Independent Accountants *

(15)     Not applicable

(16)     Powers of Attorney for Pamela J. Moret, Charles D. Gariboldi, F. Gregory Campbell, Herbert F. Eggerding Jr.,
         Noel K. Estenson, Richard L. Gady, Jodi L. Harpstead, Connie M. Levi and Edward W. Smeds (f)

(17)(a)  Proxy Card *
(17)(b)  Outbound Phone Script *

-----------------
*   Filed herewith
**  To be filed by subsequent amendment

(a)  Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of The AAL
     Mutual Funds, file no. 33-12911, filed on June 25, 1998.
(b)  Included as Appendix A of the proxy statement and prospectus included in Part A of this Pre-Effective
     Amendment No. 1 to the registration statement on Form N-14 of The AAL Mutual Funds, file no. 333-113514.
(c)  Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of The AAL
     Mutual Funds, file no. 33-12911, filed on December 29, 1999.
(d)  Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of The AAL
     Mutual Funds, file no. 33-12911, filed on June 27, 2003.
(e)  Incorporated by reference from Post-Effective Amendment No. 48 to the registration statement of The AAL
     Mutual Funds, file no. 33-12911, filed on November 14, 2003.
(f)  Incorporated by reference from initial registration statement filed on Form N-14, file no. 333-113514, filed on March 11, 2004.
(g)  Included as Appendix D of the proxy statement and prospectus included in Part A of this Pre-Effective
     Amendment No. 1 to the registration statement on Form N-14 of The AAL Mutual Funds, file no. 333-113514.
(h)  Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of The AAL
     Mutual Funds, file no. 33-12911, filed on April 26, 2004.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant hereby undertakes to file by subsequent amendment to this Registration Statement on Form N-14, an opinion of tax counsel supporting the tax consequences of the Reorganizations within a reasonable time after receipt of such opinion.

                                                    SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the
Registrant, in the city of Minneapolis, and the State of Minnesota on the 12th day of May, 2004.

                                                                       THE AAL MUTUAL FUNDS.

                                                                       By: /s/ Marlene J. Nogle
                                                                           ---------------------------------------------
                                                                           Marlene J. Nogle, Assistant Secretary

As required by the Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

Signature                                            Title

*                                                    President and Trustee
----------------------------------------
Pamela J. Moret

*                                                    Treasurer
----------------------------------------
Charles D. Gariboldi

*                                                    Trustee
----------------------------------------
F. Gregory Campbell

*                                                    Trustee
----------------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
----------------------------------------
Noel K. Estenson

*                                                    Trustee
----------------------------------------
Richard L. Gady

*                                                    Trustee
----------------------------------------
Jodi L. Harpstead

*                                                    Trustee
----------------------------------------
Connie M. Levi

*                                                    Trustee
----------------------------------------
Edward W. Smeds

*  Marlene J. Nogle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named trustees and officers of The AAL Mutual Funds pursuant to a power of attorney duly executed by such persons.

Dated:  May 12, 2004                         *By: /s/ Marlene J. Nogle
                                                  ------------------------------------------

                                                   Exhibit Index

EX-99.11          Opinion and consent of counsel as to the legality of the securities being registered

EX-99.14          Consent of Independent Accountants

EX-99.17(a)       Proxy Card

EX-99.17(b)       Outbound Phone Script